UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Floating Rate High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,016.10	$ 5.40
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.41
Class T
Actual	$ 1,000.00	$ 1,015.80	$ 5.75
HypotheticalA	$ 1,000.00	$ 1,019.09	$ 5.76
Class B
Actual	$ 1,000.00	$ 1,013.30	$ 8.24
HypotheticalA	$ 1,000.00	$ 1,016.61	$ 8.25
Class C
Actual	$ 1,000.00	$ 1,012.90	$ 8.58
HypotheticalA	$ 1,000.00	$ 1,016.27	$ 8.60
Fidelity Floating Rate High Income Fund
Actual	$ 1,000.00	$ 1,017.40	$ 4.20
HypotheticalA	$ 1,000.00	$ 1,020.63	$ 4.21
Institutional Class
Actual	$ 1,000.00	$ 1,017.20	$ 4.35
HypotheticalA	$ 1,000.00	$ 1,020.48	$ 4.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.08%
Class T	1.15%
Class B	1.65%
Class C	1.72%
Fidelity Floating Rate High Income Fund	.84%
Institutional Class	.87%

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Charter Communications Operating LLC	2.8	2.7
Qwest Corp.	2.0	2.2
EchoStar DBS Corp.	1.7	2.0
El Paso Corp.	1.6	0.1
Texas Genco LLC	1.3	0.0
	9.4
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Cable TV	12.9	11.5
Telecommunications	8.8	9.4
Healthcare	6.0	5.9
Electric Utilities	4.9	6.3
Energy	4.4	3.7
Quality Diversification (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
U.S. Government and U.S. Government Agency Obligations 0.4%	U.S. Government and U.S. Government Agency Obligations 0.0%
AAA, AA, A 0.0%	AAA, AA, A 0.1%
BBB 2.3%	BBB 2.5%
BB 34.6%	BB 31.4%
B 31.7%	B 33.9%
CCC, CC, C 1.4%	CCC, CC, C 1.9%
D 0.0%	D 0.0%
Not Rated 13.0%	Not Rated 17.6%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 16.6%	Short-Term Investments and Net Other Assets 12.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2005 *		As of October 31, 2004 **
	Floating Rate Loans 70.4%		Floating Rate Loans 73.5%
	Nonconvertible Bonds 12.4%		Nonconvertible Bonds 13.6%
	U.S. Government and U.S. Government Agency Obligations 0.4%		U.S. Government and U.S. Government Agency Obligations 0.0%
	Foreign Government & Government Agency Obligations 0.0%		Foreign Government & Government Agency Obligations 0.1%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 16.6%		Short-Term Investments and Net Other Assets 12.6%
* Foreign investments	5.7%	** Foreign investments	4.7%

Semiannual Report

Investments April 30, 2005

Showing Percentage of Net Assets

Floating Rate Loans (e) - 70.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Aerospace - 0.5%
DRS Technologies, Inc. term loan 4.9728% 11/4/10 (d)	$ 767	$ 778
Standard Aero Holdings, Inc. term loan 5.5892% 8/24/12 (d)	6,646	6,754
Titan Corp. Tranche B, term loan 5.7004% 6/30/09 (d)	6,887	6,982
Transdigm, Inc. term loan 5.3% 7/22/10 (d)	1,580	1,599
United Defense Industries, Inc. Tranche B, term loan 5.07% 8/13/09 (d)	4,727	4,727
		20,840
Automotive - 2.0%
Accuride Corp. term loan 5.308% 1/31/12 (d)	5,659	5,659
Advance Auto Parts, Inc. Tranche B, term loan 4.7438% 9/30/10 (d)	2,995	3,029
Affinia Group, Inc. Tranche B, term loan 5.44% 11/30/11 (d)	5,521	5,563
AM General LLC Tranche B1, term loan 7.6379% 11/1/11 (d)	1,950	2,028
CSK Automotive, Inc. Tranche B, term loan 4.85% 8/10/10 (d)	1,970	1,995
Enersys Capital, Inc. term loan 4.9923% 3/17/11 (d)	993	1,005
Federal-Mogul Corp. Tranche C, term loan 6.81% 1/1/49 (d)	2,000	2,000
Goodyear Tire & Rubber Co.:
Tranche 1, 4.67% 4/30/10 (d)	17,320	17,493
Tranche 2, term loan 5.89% 4/30/10 (d)	7,500	7,406
Key Safety Systems, Inc. Tranche B, term loan 5.8625% 6/24/10 (d)	2,819	2,833
Mark IV Industries, Inc. Tranche B, term loan 6.2366% 6/23/11 (d)	2,978	3,015
SPX Corp. Tranche B1, term loan 5.375% 9/30/09 (d)	4,679	4,691
Tenneco Auto, Inc.:
Tranche B, term loan 5.12% 12/12/10 (d)	3,042	3,072
Tranche B1, Credit-Linked Deposit 5.11% 12/12/10 (d)	1,336	1,350
Travelcenters of America, Inc. term loan 4.51% 10/1/08 (d)	6,000	6,060
TRW Automotive Holdings Corp.:
Tranche B, term loan 4.375% 6/30/12 (d)	2,306	2,306
Tranche E, term loan 3.88% 10/31/10 (d)	14,963	14,963
United Components, Inc. Tranche C, term loan 5.29% 6/30/10 (d)	1,417	1,435
		85,903
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Broadcasting - 1.7%
Cumulus Media, Inc.:
Tranche A1, term loan 4.8125% 3/28/09 (d)	$ 4,881	$ 4,906
Tranche E, term loan 4.8125% 3/28/10 (d)	8,317	8,380
Tranche F, term loan 4.5625% 3/28/10 (d)	2,985	3,007
Emmis Operating Co. Tranche B, term loan 4.66% 11/10/11 (d)	21,945	22,219
Gray Television, Inc. term loan 4.8961% 6/30/11 (d)	4,988	5,050
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (d)	15,000	15,075
Radio One, Inc. Tranche A, term loan 3.575% 6/30/07 (d)	2,065	2,065
Raycom TV Broadcasting, Inc.:
Tranche A, term loan 4.9375% 10/6/11 (d)	2,000	2,008
Tranche B, term loan 5.125% 4/6/12 (d)	3,000	3,034
Sinclair Television Group, Inc.:
Tranche A, term loan 6.25% 6/30/09 (d)	1,800	1,800
Tranche C, term loan 6.5% 12/31/09 (d)	2,115	2,115
Spanish Broadcasting System, Inc. term loan 6.32% 10/30/09 (d)	4,789	4,837
		74,496
Building Materials - 1.0%
Contech Construction Products, Inc., Ohio term loan 5.6328% 11/30/10 (d)	3,372	3,418
Goodman Global Holdings, Inc. term loan 5.5% 12/23/11 (d)	10,424	10,580
Masonite International Corp. term loan 6.9998% 4/6/15 (d)	16,500	16,500
National Waterworks, Inc. Tranche B1, term loan 5.6% 11/22/09 (d)	1,684	1,707
Nortek Holdings, Inc. term loan 5.3442% 8/27/11 (d)	11,940	12,089
		44,294
Cable TV - 10.7%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (d)	30,350	30,502
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B, term loan 5.7% 9/1/11 (d)	2,700	2,727
Century Cable Holdings LLC Tranche B, term loan:
7.75% 6/30/09 (d)	2,703	2,670
7.75% 12/31/09 (d)	2,750	2,712
Century-TCI California LP term loan 5.75% 12/31/07 (d)	10,016	10,004
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Cable TV - continued
Charter Communications Operating LLC:
Tranche A, term loan 6.19% 4/27/10 (d)	$ 9,000	$ 8,865
Tranche B, term loan 6.4398% 4/7/11 (d)	113,231	111,944
Cox Communications, Inc. term loan 3.845% 12/8/09 (d)	16,000	16,000
DIRECTV Holdings LLC Tranche B, term loan 4.4538% 4/13/13 (d)	36,520	36,657
Hilton Head Communications LP Tranche B, term loan 7% 3/31/08 (d)	7,150	7,034
Insight Midwest Holdings LLC:
Tranche A, term loan 4.5% 6/30/09 (d)	23,499	23,881
Tranche B, term loan:
5.75% 12/31/09 (d)	13,832	14,005
5.75% 12/31/09 (d)	988	1,002
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B, term loan 5.3634% 9/30/10 (d)	3,970	3,970
Mediacom LLC Tranche B, term loan 5.1641% 3/31/13 (d)	13,965	14,105
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (d)	42,647	43,073
Olympus Cable Holdings LLC:
Tranche A, term loan 7% 6/30/10 (d)	13,200	13,002
Tranche B, term loan 7.75% 9/30/10 (d)	1,500	1,491
PanAmSat Corp. Tranche B, term loan 5.31% 8/20/11 (d)	52,597	53,255
Rainbow Media Holdings, Inc. Tranche B, term loan 5.69% 3/31/12 (d)	6,000	6,105
Telewest Global Finance LLC:
Tranche B, term loan 5.3917% 12/20/12 (d)	11,216	11,384
Tranche C, term loan 5.8917% 12/20/13 (d)	8,577	8,705
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (d)	33,000	32,959
UPC Distribution Holdings BV Tranche F, term loan 6.6% 12/31/11 (d)	11,008	11,146
		467,198
Capital Goods - 1.5%
AGCO Corp. term loan 4.8239% 7/3/09 (d)	9,389	9,530
Alliance Laundry Systems LLC term loan 5.12% 1/27/12 (d)	2,356	2,383
Amsted Industries, Inc. Tranche B, term loan 5.8997% 10/15/10 (d)	6,787	6,889
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital Goods - continued
Bucyrus International, Inc. term loan 5.0697% 7/28/10 (d)	$ 2,087	$ 2,113
Dresser, Inc. Tranche C, term loan 5.6% 4/10/09 (d)	4,278	4,364
Dresser-Rand Group, Inc. Tranche B, term loan 5.3569% 10/29/11 (d)	7,978	8,078
Flowserve Corp. Tranche C, term loan 5.8349% 6/30/09 (d)	1,195	1,207
Hexcel Corp. Tranche B, term loan 4.8322% 3/1/12 (d)	6,150	6,212
Invensys International Holding Ltd.:
Tranche A, term loan 5.9513% 3/5/09 (d)	1,946	1,965
Tranche B1, term loan 6.8813% 9/4/09 (d)	12,749	12,908
Terex Corp.:
term loan 5.39% 12/31/09 (d)	1,496	1,511
Tranche B, term loan 4.89% 7/3/09 (d)	7,347	7,421
TriMas Corp. Tranche B, term loan 6.8994% 12/31/09 (d)	863	876
		65,457
Chemicals - 3.3%
Celanese AG Credit-Linked Deposit 5.3706% 4/6/09 (d)	6,000	6,090
Celanese Holding LLC term loan:
delay draw 4/6/11 (d)	4,982	5,050
5.625% 4/6/11 (d)	34,962	35,443
Cognis Deutschland Gmbh & Co. Kg term loan 7.2225% 11/15/13 (d)	1,000	1,031
Hercules, Inc. Tranche B, term loan 4.8715% 10/8/10 (d)	5,452	5,507
Huntsman International LLC term loan 5.5% 12/31/10 (d)	16,512	16,800
Huntsman LLC Tranche B, term loan 6.05% 3/31/10 (d)	18,800	19,153
Innophos, Inc. Tranche B, term loan 5.3946% 8/13/10 (d)	4,380	4,424
Mosaic Co. Tranche B, term loan 4.7614% 2/21/12 (d)	10,800	10,881
Nalco Co. Tranche B, term loan 4.9982% 11/4/10 (d)	18,536	18,768
PQ Corp. term loan 5.125% 2/11/12 (d)	2,950	2,980
Rockwood Specialties Group, Inc. Tranche B, term loan 5.43% 7/30/12 (d)	14,700	14,847
SGL Carbon LLC term loan 5.9895% 12/31/09 (d)	2,881	2,896
		143,870
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Consumer Products - 1.9%
American Achievement Corp. Tranche B, term loan 5.2513% 3/25/11 (d)	$ 3,152	$ 3,195
Central Garden & Pet Co. Tranche B, term loan 4.6998% 5/14/09 (d)	983	992
Church & Dwight Co., Inc. Tranche B, term loan 4.81% 5/28/11 (d)	8,819	8,940
Del Laboratories, Inc. term loan 5.2762% 7/27/11 (d)	4,938	4,968
Jarden Corp. term loan 5.0925% 1/24/12 (d)	11,151	11,207
Jostens IH Corp. Tranche B, term loan 5.19% 10/4/11 (d)	14,308	14,486
Rayovac Corp. term loan 4.9122% 2/7/12 (d)	5,100	5,170
Revlon Consumer Products Corp. term loan 8.9971% 7/9/10 (d)	8,750	9,056
Sealy Mattress Co. Tranche D, term loan 4.9686% 4/6/12 (d)	10,500	10,553
Simmons Bedding Co. Tranche C, term loan 5.8154% 12/19/11 (d)	5,821	5,851
Simmons Co. term loan 7% 6/19/12 (d)	2,000	2,020
The Scotts Co. term loan 4.5625% 9/30/10 (d)	2,481	2,512
Weight Watchers International, Inc.:
Tranche B, term loan 4.79% 3/31/10 (d)	1,217	1,230
Tranche C, term loan 4.65% 3/31/10 (d)	1,990	2,000
		82,180
Containers - 2.4%
Ball Corp. Tranche B1, term loan 4.8144% 12/19/09 (d)	3,392	3,452
Berry Plastics Corp. term loan 4.77% 7/22/10 (d)	1,709	1,734
BWAY Corp. Tranche B term loan 5.25% 6/30/11 (d)	5,468	5,550
Graham Packaging Holdings Co. Tranche B1, term loan 5.6352% 10/4/11 (d)	44,089	44,751
Intertape Polymer, Inc. Tranche B, term loan 5.1425% 7/28/11 (d)	6,963	7,041
Owens-Illinois Group, Inc.:
Tranche A1, term loan 5.53% 4/1/07 (d)	6,328	6,438
Tranche B1, term loan 5.73% 4/1/08 (d)	5,206	5,310
Owens-Illinois, Inc. Tranche C1, term loan 5.85% 4/1/08 (d)	4,860	4,939
Printpack Holdings, Inc. Tranche C, term loan 5.3125% 3/31/09 (d)	726	733
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Containers - continued
Silgan Holdings, Inc. Tranche B, term loan 4.87% 11/30/08 (d)	$ 11,916	$ 12,035
Solo Cup Co. term loan 5.324% 2/27/11 (d)	13,423	13,557
		105,540
Diversified Financial Services - 0.2%
Global Cash Access LLC/Global Cash Access Finance Corp. Tranche B, term loan 5.3144% 3/10/10 (d)	5,620	5,690
Newkirk Master LP term loan 7.5644% 11/24/06 (d)	1,792	1,814
Refco Finance Holdings LLC term loan 5.02% 8/5/11 (d)	3,230	3,262
		10,766
Diversified Media - 0.8%
Adams Outdoor Advertising Ltd. term loan 5.15% 10/18/12 (d)	3,128	3,171
CanWest Media, Inc. Tranche E, term loan 5.0444% 8/15/09 (d)	3,426	3,452
Entravision Communications Corp. Tranche B, term loan 4.84% 2/24/12 (d)	6,000	6,090
Lamar Media Corp.:
Tranche A, term loan 4.1899% 6/30/09 (d)	1,925	1,935
Tranche C, term loan 4.6248% 6/30/10 (d)	15,905	16,024
R.H. Donnelley Corp. Tranche A3, term loan 4.7432% 12/31/09 (d)	2,739	2,777
Thomson Media, Inc. Tranche B1, term loan 5.3425% 11/8/11 (d)	3,494	3,538
		36,987
Electric Utilities - 4.1%
AES Corp. term loan 5.41% 8/10/11 (d)	5,429	5,510
Allegheny Energy Supply Co. LLC Tranche B, term loan 5.6922% 3/8/11 (d)	21,837	22,028
Calpine Generating Co. LLC term loan 6.61% 4/1/09 (d)	4,000	4,010
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (d)	31,950	33,388
Coleto Creek WLE LP Tranche B, term loan 5.3144% 6/30/11 (d)	6,595	6,628
Dynegy Holdings, Inc. term loan 6.87% 5/28/10 (d)	8,238	8,300
Midwest Generation LLC term loan 5.3011% 4/27/11 (d)	931	938
NorthWestern Energy Corp. term loan 4.6144% 11/1/11 (d)	3,738	3,775
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Electric Utilities - continued
NRG Energy, Inc.:
Credit-Linked Deposit 4.8675% 12/24/11 (d)	$ 8,094	$ 8,175
term loan 5.2532% 12/24/11 (d)	10,380	10,484
Riverside Energy Center LLC:
term loan 7.44% 6/24/11 (d)	13,033	13,359
Credit-Linked Deposit 6.98% 6/24/11 (d)	595	604
Texas Genco LLC term loan 5.0602% 12/14/11 (d)	55,664	56,151
Tucson Electric Power Co. Tranche B, Credit-Linked Deposit 5.2925% 6/30/09 (d)	7,000	7,000
		180,350
Energy - 3.0%
ATP Oil & Gas Corp. term loan 8.5884% 4/14/10 (d)	2,000	2,010
Belden & Blake Corp. term loan 5.7576% 7/7/11 (d)	4,909	4,909
Buckeye Pipe Line Co. term loan 5.425% 12/17/11 (d)	2,989	2,997
El Paso Corp.:
Credit-Linked Deposit 5.44% 11/22/09 (d)	25,375	25,438
term loan 5.875% 11/22/09 (d)	42,292	42,503
Lyondell-Citgo Refining LP term loan 4.5913% 5/21/07 (d)	7,940	8,019
Magellan Midstream Holdings LP term loan 5.09% 12/10/11 (d)	3,816	3,845
Premcor Refining Group, Inc. Credit-Linked Deposit 4.605% 4/13/09 (d)	9,000	9,023
Pride Offshore, Inc. term loan 4.64% 7/7/11 (d)	4,893	4,948
Regency Gas Services LLC Tranche 1, term loan 5.7305% 6/1/10 (d)	3,791	3,847
SemGroup LP term loan 6.3423% 3/1/11 (d)	4,000	4,030
Universal Compression, Inc. term loan 4.85% 2/15/12 (d)	8,000	8,100
Williams Production RMT Co. Tranche C, term loan 5.46% 5/30/08 (d)	13,880	14,054
		133,723
Entertainment/Film - 2.3%
Alliance Atlantis Communications, Inc. Tranche B, term loan 4.761% 12/19/11 (d)	4,000	4,015
Carmike Cinemas, Inc. term loan 8% 2/4/09 (d)	3,362	3,421
Cinemark USA, Inc. term loan 4.35% 3/31/11 (d)	10,841	11,003
Loews Cineplex Entertainment Corp. term loan 5.1985% 6/30/11 (d)	23,044	23,390
MGM Holdings II, Inc. Tranche B, term loan 5.38% 4/8/12 (d)	30,000	30,000
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Entertainment/Film - continued
Regal Cinemas Corp. term loan 4.8425% 11/10/10 (d)	$ 25,756	$ 26,014
Wallace Theatre Corp. Tranche 1, term loan 6.35% 7/31/09 (d)	1,985	2,015
		99,858
Environmental - 0.9%
Allied Waste Industries, Inc.:
term loan 5.1444% 1/15/12 (d)	26,818	26,818
Tranche A, Credit-Linked Deposit 4.87% 1/15/12 (d)	9,932	9,932
Waste Services, Inc. Tranche B, term loan 7.44% 3/31/11 (d)	995	1,005
		37,755
Food and Drug Retail - 1.3%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 5.4997% 7/30/11 (d)	30,348	30,841
Rite Aid Corp. term loan 4.7346% 9/21/09 (d)	27,867	27,937
		58,778
Food/Beverage/Tobacco - 1.5%
Commonwealth Brands, Inc. term loan 6.375% 8/28/07 (d)	409	417
Constellation Brands, Inc. Tranche B, term loan 4.9913% 11/30/11 (d)	39,388	39,584
Dean Foods Co. Tranche A, term loan 4.35% 8/13/09 (d)	2,000	2,015
Del Monte Corp. Tranche B, term loan 4.69% 2/8/12 (d)	1,800	1,825
Dr Pepper/Seven Up Bottling Group, Inc. Tranche B, term loan 5.319% 12/19/10 (d)	9,304	9,456
Herbalife International, Inc. term loan 5.1605% 12/21/10 (d)	2,489	2,498
Michael Foods, Inc. Tranche B, term loan 5.0708% 11/21/10 (d)	7,758	7,894
Reddy Ice Group, Inc. term loan:
delay draw 4/29/12 (d)	2,000	2,013
5.5644% 8/15/09 (d)	788	793
5.5644% 8/15/09 (d)	296	296
		66,791
Gaming - 2.0%
Alliance Gaming Corp. term loan 5.65% 9/5/09 (d)	3,734	3,725
Ameristar Casinos, Inc.:
term loan 5.0625% 12/20/06 (d)	2,587	2,629
Tranche B, term loan 5.0625% 12/20/06 (d)	2,022	2,055
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Gaming - continued
Argosy Gaming Co. term loan 4.85% 6/30/11 (d)	$ 2,388	$ 2,388
Boyd Gaming Corp. term loan 4.8292% 6/30/11 (d)	11,414	11,542
Choctaw Resort Development Enterprise term loan 5.3474% 11/4/11 (d)	2,377	2,404
Green Valley Ranch Gaming LLC term loan 5.1013% 12/17/11 (d)	3,726	3,777
Herbst Gaming, Inc. term loan 5.6243% 1/7/11 (d)	3,600	3,654
Isle of Capri Casinos, Inc. term loan 4.6091% 2/4/11 (d)	1,596	1,616
Marina District Finance Co., Inc. term loan 4.9859% 10/14/11 (d)	8,658	8,756
Pinnacle Entertainment, Inc. term loan:
LIBOR + 3% 8/27/10 (d)	758	760
6.07% 8/27/10 (d)	875	888
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 7.5% 4/29/12 (d)	5,431	5,465
Venetian Casino Resort LLC Tranche B, term loan 4.81% 6/15/11 (d)	24,200	24,261
Wynn Las Vegas LLC term loan 5.175% 12/14/11 (d)	12,650	12,824
		86,744
Healthcare - 5.7%
Accredo Health, Inc. Tranche B, term loan 4.82% 6/30/11 (d)	4,627	4,633
Advanced Medical Optics, Inc. term loan
4.8424% 6/25/09 (d)	3,870	3,918
Alliance Imaging, Inc. Tranche C1, term loan 5.3909% 12/29/11 (d)	2,736	2,774
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.3521% 2/7/12 (d)	7,200	7,290
Beverly Enterprises, Inc. term loan 5.6486% 10/22/08 (d)	1,970	1,980
Community Health Systems, Inc. term loan 4.64% 8/19/11 (d)	36,392	36,619
Concentra Operating Corp. term loan 5.1501% 6/30/10 (d)	4,563	4,631
CONMED Corp. Tranche C, term loan 5.022% 12/15/09 (d)	442	448
Cooper Companies, Inc. Tranche B, term loan 4.5625% 1/6/12 (d)	10,780	10,888
Express Scripts, Inc. Tranche B, term loan 4.1317% 2/13/10 (d)	4,950	5,000
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Healthcare - continued
Fisher Scientific International, Inc. term loan 4.5925% 8/2/11 (d)	$ 7,940	$ 8,009
HCA, Inc. term loan 4.07% 11/9/09 (d)	17,000	16,873
HealthSouth Corp.:
Credit-Linked Deposit 5.7235% 6/14/07 (d)	3,719	3,737
term loan 5.52% 6/14/07 (d)	13,781	13,850
Iasis Healthcare LLC Tranche B, term loan 5.3699% 6/22/11 (d)	14,394	14,627
Kinetic Concepts, Inc. Tranche B1, term loan 4.85% 8/11/10 (d)	4,512	4,585
LifePoint Hospitals, Inc. Tranche B, term loan 4.5841% 4/15/12 (d)	25,000	25,031
Multiplan, Inc. term loan 5.85% 3/4/09 (d)	2,417	2,450
PacifiCare Health Systems, Inc. Tranche B, term loan 4.5365% 12/6/10 (d)	19,950	20,050
Renal Care Group, Inc. term loan 4.5797% 2/10/09 (d)	2,845	2,834
Select Medical Holdings Corp. Tranche B, term loan 4.63% 2/24/12 (d)	4,000	3,985
Skilled Healthcare Group, Inc. term loan 5.6404% 7/31/10 (d)	5,363	5,417
Sybron Dental Management, Inc. term loan 4.8499% 6/6/09 (d)	572	572
Triad Hospitals, Inc.:
Tranche A, term loan 5.07% 3/31/07 (d)	154	155
Tranche B, term loan 5.32% 9/30/08 (d)	7,350	7,469
U.S. Oncology, Inc. Tranche B, term loan 5.8046% 8/20/11 (d)	8,619	8,749
Vanguard Health Holding Co. I term loan 6.34% 9/23/11 (d)	5,821	5,923
Vicar Operating, Inc. Tranche F, term loan 4.875% 9/30/08 (d)	2,103	2,103
VWR Corp. Tranche B, term loan 5.65% 4/7/11 (d)	6,773	6,884
Warner Chilcott Corp. term loan 6.3557% 1/18/12 (d)	20,000	20,150
		251,634
Homebuilding/Real Estate - 1.9%
Apartment Investment & Management Co. term loan 4.75% 11/2/09 (d)	2,100	2,132
Blount, Inc. Tranche B, term loan 5.8615% 8/9/10 (d)	3,533	3,586
CB Richard Ellis Services, Inc. term loan 4.8748% 3/31/10 (d)	6,440	6,488
Corrections Corp. of America Tranche C, term loan 4.9091% 3/31/08 (d)	693	697
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Homebuilding/Real Estate - continued
Crescent Real Estate Funding XII LP term loan 5.11% 1/12/06 (d)	$ 3,044	$ 3,051
General Growth Properties, Inc.:
Tranche A, term loan 5.11% 11/12/07 (d)	24,905	25,029
Tranche B, term loan 5.1% 11/12/08 (d)	25,944	26,106
Landsource Communication Development LLC Tranche B, term loan 5.5% 3/31/10 (d)	3,800	3,848
LNR Property Corp. Tranche B, term loan 5.81% 2/3/08 (d)	7,840	7,869
Macerich Partnership LP/Galahad Group Corp. term loan 6.35% 4/15/06 (d)	2,000	2,000
Maguire Properties, Inc. Tranche B, term loan 4.6206% 3/15/10 (d)	3,000	3,015
		83,821
Hotels - 0.6%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.3144% 10/9/06 (d)	12,558	12,589
Wyndham International, Inc. term loan:
7.6875% 6/30/06 (d)	11,844	11,844
8.6875% 4/1/06 (d)	2,448	2,448
		26,881
Insurance - 0.2%
Conseco, Inc. term loan 6.5644% 6/22/10 (d)	5,744	5,837
USI Holdings Corp. term loan 5.69% 8/11/09 (d)	1,965	1,970
		7,807
Leisure - 1.0%
Six Flags Theme Park, Inc. Tranche B, term loan 5.38% 6/30/09 (d)	22,430	22,598
Universal City Development Partners Ltd. term loan 4.9035% 6/9/11 (d)	18,045	18,315
Yankees Holdings LP term loan 5.346% 6/25/07 (d)	943	952
		41,865
Metals/Mining - 1.8%
Compass Minerals Tranche B, term loan 5.5952% 11/28/09 (d)	138	139
Foundation Pennsylvania Coal Co. Tranche B, term loan 5.0294% 7/30/11 (d)	20,233	20,536
ICG LLC term loan 5.88% 10/1/10 (d)	8,696	8,707
Murray Energy Corp. Tranche 1, term loan 5.9375% 1/28/10 (d)	3,000	2,993
Novelis, Inc. term loan 4.5% 1/7/12 (d)	20,692	20,925
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Metals/Mining - continued
Peabody Energy Corp. term loan 4.0426% 3/21/10 (d)	$ 14,917	$ 14,973
Stillwater Mining Co. term loan 6.388% 7/30/10 (d)	2,662	2,718
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 7.5% 3/23/11 (d)	6,000	5,993
		76,984
Paper - 3.3%
Appleton Papers, Inc. term loan 5.169% 6/11/10 (d)	5,955	6,015
Boise Cascade Holdings LLC Tranche B, term loan 4.74% 10/26/11 (d)	32,500	32,744
Buckeye Technologies, Inc. term loan 4.6841% 3/15/08 (d)	3,246	3,287
Escanaba Timber LLC term loan 7.75% 5/2/08 (d)	5,020	5,045
Georgia-Pacific Corp. term loan 4.3663% 7/2/09 (d)	21,000	20,974
Graphic Packaging International, Inc. Tranche B, term loan 5.5063% 8/8/10 (d)	16,094	16,356
Jefferson Smurfit Corp. U.S.:
Tranche B, term loan 5.8242% 9/16/10 (d)	336	340
Tranche C, term loan 6.3242% 9/16/11 (d)	367	372
Koch Cellulose LLC:
term loan 5.34% 5/7/11 (d)	7,729	7,835
Credit-Linked Deposit 4.6% 5/7/11 (d)	2,375	2,407
NewPage Corp. term loan 8% 5/2/11 (d)	7,000	7,044
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.01% 11/1/10 (d)	4,164	4,237
Tranche B, term loan 4.8027% 11/1/11 (d)	29,538	30,057
Tranche C, term loan 4.9168% 11/1/11 (d)	7,920	8,059
		144,772
Publishing/Printing - 2.8%
Advanstar Communications, Inc. Tranche B, term loan 7.57% 10/11/07 (d)	154	155
Advertising Directory Solutions, Inc.:
Tranche 1, term loan 5.07% 11/9/11 (d)	16,793	16,793
Tranche 2, term loan 6.82% 5/9/12 (d)	6,743	6,886
American Media Operations, Inc. Tranche C1, term loan 5.875% 4/1/07 (d)	2,511	2,555
CBD Media, Inc. Tranche D, term loan 5.63% 12/31/09 (d)	6,474	6,538
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 4.7163% 11/8/08 (d)	3,415	3,449
Tranche B, term loan 4.6367% 5/8/09 (d)	6,639	6,706
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Publishing/Printing - continued
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 5.0418% 9/9/09 (d)	$ 2,979	$ 3,008
Tranche B, term loan 4.7584% 9/9/10 (d)	13,379	13,513
Freedom Communication Holding, Inc. Tranche A, term loan 4.1833% 5/18/10 (d)	785	785
Freedom Communications, Inc. Tranche B, term loan 4.5968% 5/18/12 (d)	11,000	11,000
Herald Media, Inc. term loan 5.56% 7/22/11 (d)	2,481	2,512
Liberty Group Operating, Inc. Tranche B, term loan 5.625% 2/28/12 (d)	1,500	1,523
MediaNews Group, Inc. Tranche C, term loan 4.57% 12/30/10 (d)	9,925	9,987
Morris Communications Co. LLC:
Tranche A, term loan 4.625% 9/30/10 (d)	988	994
Tranche C, term loan 4.875% 3/31/11 (d)	1,995	2,015
R.H. Donnelley Corp. Tranche B2, term loan 4.8023% 6/30/11 (d)	26,189	26,418
Sun Media Corp. Canada Tranche B, term loan 5.19% 2/7/09 (d)	1,738	1,764
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B1, term loan 5.4556% 2/25/11 (d)	5,253	5,253
		121,854
Railroad - 0.4%
Helm Holding Corp. Tranche B, term loan 5.7997% 7/2/10 (d)	2,289	2,311
Kansas City Southern Railway Co. Tranche B1, term loan 4.8109% 3/30/08 (d)	9,975	10,075
RailAmerica, Inc. term loan 4.875% 9/29/11 (d)	4,558	4,626
		17,012
Restaurants - 0.6%
AFC Enterprises, Inc. Tranche B, term loan 7.75% 3/31/06 (d)	769	769
Carrols Corp. Tranche B, term loan 5.625% 12/31/10 (d)	3,990	4,050
CKE Restaurants, Inc. term loan 4.9375% 5/1/10 (d)	1,602	1,618
Domino's, Inc. term loan 4.875% 6/25/10 (d)	9,643	9,788
Jack in the Box, Inc. term loan 4.8491% 1/8/11 (d)	3,552	3,596
Landry's Seafood Restaurants, Inc. term loan 4.5312% 12/28/10 (d)	6,085	6,146
Ruth's Chris Steak House, Inc. term loan 6.0037% 3/11/11 (d)	1,924	1,953
		27,920
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Services - 1.0%
CACI International, Inc. term loan 4.96% 4/30/11 (d)	$ 4,955	$ 4,955
Coinmach Corp. Tranche B, term loan 6.0408% 7/25/09 (d)	2,231	2,262
Coinstar, Inc. term loan 5.13% 7/1/11 (d)	6,137	6,229
Iron Mountain, Inc.:
term loan 4.6875% 4/2/11 (d)	11,310	11,423
Tranche R, term loan 4.75% 4/2/11 (d)	4,983	5,033
JohnsonDiversey, Inc. Tranche B, term loan 4.5057% 11/3/09 (d)	5,774	5,796
Knowledge Learning Corp. term loan 5.57% 1/7/12 (d)	2,878	2,892
Rural/Metro Corp.:
Credit-Linked Deposit 5.37% 3/4/11 (d)	408	408
term loan 5.43% 3/4/11 (d)	1,572	1,572
United Rentals, Inc.:
term loan 5.31% 2/14/11 (d)	2,472	2,506
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (d)	499	506
Wackenhut Corrections Corp. term loan 5.606% 7/9/09 (d)	840	850
		44,432
Shipping - 0.2%
Baker Tanks, Inc. term loan 5.6408% 1/30/11 (d)	3,293	3,343
Horizon Lines LLC Tranche B, term loan 5.62% 7/7/11 (d)	3,821	3,859
		7,202
Super Retail - 0.2%
Alimentation Couche-Tard, Inc. term loan 4.764% 12/17/10 (d)	1,572	1,588
Blockbuster, Inc. Tranche A, term loan 4.81% 8/20/09 (d)	2,000	1,975
Buhrmann US, Inc. Tranche B1, term loan 5.155% 12/31/10 (d)	5,647	5,746
		9,309
Technology - 2.4%
Alliant Techsystems, Inc. Tranche B, term loan 4.6892% 3/31/11 (d)	3,232	3,232
AMI Semiconductor, Inc. term loan 4.36% 4/1/12 (d)	3,000	3,030
Amphenol Corp. Tranche B1, term loan 4.3325% 5/6/10 (d)	13,000	13,163
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Technology - continued
Anteon International Corp. term loan 4.8144% 12/31/10 (d)	$ 6,923	$ 6,975
Fairchild Semiconductor Corp. Tranche B3, term loan 4.688% 12/31/10 (d)	8,978	9,067
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.66% 3/9/13 (d)	32,375	32,254
Global Imaging Systems, Inc. term loan 4.4761% 5/10/10 (d)	2,729	2,743
K & F Industries, Inc. term loan 5.5693% 11/18/12 (d)	7,315	7,425
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (d)	5,973	5,995
Seagate Technology Holdings, Inc. term loan 5.3125% 5/13/07 (d)	1,950	1,982
Verifone, Inc. Tranche B, term loan 5.69% 6/30/11 (d)	2,968	2,968
Xerox Corp. term loan 4.82% 9/30/08 (d)	17,000	17,213
		106,047
Telecommunications - 7.1%
AAT Communications Corp. Tranche B, term loan 5.788% 1/16/12 (d)	14,963	15,150
Alaska Communications Systems Holding term loan 5.0925% 2/1/12 (d)	8,000	8,060
American Tower LP Tranche B, term loan 5.3891% 8/31/11 (d)	27,294	27,635
Centennial Cellular Operating Co. LLC term loan 5.4828% 2/9/11 (d)	14,870	15,019
FairPoint Communications, Inc. Tranche B, term loan 5.1725% 2/8/12 (d)	3,500	3,526
Inmarsat Ventures PLC:
Tranche B, term loan 6.0311% 12/17/10 (d)	1,715	1,723
Tranche C, term loan 6.5311% 12/17/11 (d)	1,718	1,726
Intelsat Ltd. term loan 4.8425% 7/28/11 (d)	17,367	17,453
Iowa Telecommunication Services, Inc. Tranche B, term loan 5.0838% 11/23/11 (d)	4,000	4,040
New Skies Satellites BV term loan 5.6155% 5/2/11 (d)	9,626	9,722
Nextel Partners Operating Corp. Tranche C, term loan 5.4375% 5/31/11 (d)	16,000	16,240
NTELOS, Inc. Tranche B, term loan 5.57% 8/24/11 (d)	6,983	6,965
Qwest Corp.:
Tranche A, term loan 7.39% 6/30/07 (d)	76,000	78,280
Tranche B, term loan 6.95% 6/30/10 (d)	9,000	8,730
SBA Senior Finance, Inc. Tranche C, term loan 5.9628% 10/31/08 (d)	12,793	12,953
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
SpectraSite Communications, Inc. Tranche B, term loan 4.52% 5/19/12 (d)	$ 26,583	$ 26,849
Triton PCS, Inc. term loan 6.32% 11/18/09 (d)	14,963	15,056
USA Mobility, Inc. term loan 5.47% 11/16/06 (d)	2,748	2,758
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 5.0747% 2/14/12 (d)	9,261	9,388
Western Wireless Corp.:
Tranche A, term loan 5.1927% 5/28/10 (d)	11,008	11,022
Tranche B, term loan 6.0142% 5/26/11 (d)	17,180	17,223
		309,518
Textiles & Apparel - 0.1%
Kosa Lux Finance BV/Kosa UK Finance BV/Arteva Global Holdings BV/Kosa Canada Co. Tranche B, term loan 5.875% 4/29/11 (d)	1,824	1,856
Polymer Group, Inc. term loan 6.34% 4/27/10 (d)	936	952
William Carter Co. Tranche C, term loan 5.0645% 9/30/08 (d)	410	415
		3,223
TOTAL FLOATING RATE LOANS (Cost $3,060,484)		3,081,811
Nonconvertible Bonds - 12.4%

Automotive - 0.0%
Delco Remy International, Inc. 7.1406% 4/15/09 (d)	1,000	1,000
Broadcasting - 0.9%
Granite Broadcasting Corp. 9.75% 12/1/10	4,545	4,147
Gray Television, Inc. 9.25% 12/15/11	1,000	1,085
Nexstar Broadcasting, Inc. 7% 1/15/14	4,760	4,284
Paxson Communications Corp. 5.8906% 1/15/10 (c)(d)	8,500	8,521
Radio One, Inc. 8.875% 7/1/11	7,000	7,455
Spanish Broadcasting System, Inc. 9.625% 11/1/09	3,000	3,143
XM Satellite Radio, Inc. 8.2425% 5/1/09 (d)	11,700	11,846
		40,481
Cable TV - 2.2%
Cablevision Systems Corp. 7.89% 4/1/09 (c)(d)	7,000	7,105
CSC Holdings, Inc.:
7.875% 12/15/07	6,000	6,135
10.5% 5/15/16	2,000	2,185
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Cable TV - continued
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	$ 3,000	$ 3,248
EchoStar DBS Corp. 6.35% 10/1/08 (d)	74,285	75,956
		94,629
Capital Goods - 0.1%
Tyco International Group SA yankee 6.375% 2/15/06	3,000	3,057
Chemicals - 0.8%
Borden US Finance Corp./Nova Scotia Finance ULC 7.8906% 7/15/10 (c)(d)	3,000	2,910
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	2,000	2,210
Georgia Gulf Corp. 7.625% 11/15/05	2,000	2,025
Huntsman Advanced Materials LLC 10.89% 7/15/08 (c)(d)	4,310	4,558
Huntsman ICI Chemicals LLC 10.125% 7/1/09	1,224	1,273
Huntsman International LLC 9.875% 3/1/09	3,000	3,233
Huntsman LLC 10.6406% 7/15/11 (c)(d)	2,000	2,120
Methanex Corp. yankee 7.75% 8/15/05	13,125	13,256
Millennium America, Inc. 7% 11/15/06	5,000	5,038
		36,623
Containers - 0.1%
Ball Corp. 7.75% 8/1/06	5,000	5,138
Diversified Financial Services - 0.3%
General Motors Acceptance Corp.:
3.695% 5/18/06 (d)	1,000	980
3.7% 3/20/07 (d)	2,000	1,895
4.3948% 10/20/05 (d)	10,000	9,978
		12,853
Diversified Media - 0.5%
Liberty Media Corp. 4.51% 9/17/06 (d)	22,000	22,261
Electric Utilities - 0.8%
AES Corp.:
8.5% 11/1/07	2,531	2,569
8.75% 6/15/08	4,000	4,230
Allegheny Energy Supply Co. LLC 10.25% 11/15/07 (c)	7,422	8,164
Allegheny Energy, Inc. 7.75% 8/1/05	3,000	2,993
CMS Energy Corp. 9.875% 10/15/07	12,000	12,885
Power Contract Financing LLC 5.2% 2/1/06 (c)	492	479
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Electric Utilities - continued
Southern California Edison Co. 8% 2/15/07	$ 250	$ 268
TECO Energy, Inc. 6.125% 5/1/07	4,000	4,060
		35,648
Energy - 1.4%
El Paso Corp. 7.875% 6/15/12	2,000	1,943
El Paso Energy Corp. 6.95% 12/15/07	3,350	3,317
Parker Drilling Co. 7.66% 9/1/10 (d)	2,000	2,045
Pemex Project Funding Master Trust 4.31% 6/15/10 (c)(d)	25,000	25,700
Premcor Refining Group, Inc.:
9.25% 2/1/10	2,000	2,160
9.5% 2/1/13	2,000	2,270
Sonat, Inc. 7.625% 7/15/11	3,000	2,869
Southern Natural Gas Co. 8.875% 3/15/10	840	903
Tesoro Petroleum Corp. 8% 4/15/08	1,000	1,050
The Coastal Corp.:
6.5% 5/15/06	6,000	6,038
7.5% 8/15/06	2,000	2,043
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	2,000	2,325
Williams Companies, Inc. Credit Linked Certificate Trust IV 5.9925% 5/1/09 (c)(d)	7,000	7,350
		60,013
Entertainment/Film - 0.5%
AMC Entertainment, Inc. 7.0444% 8/15/10 (c)(d)	21,000	21,735
Food and Drug Retail - 0.4%
Rite Aid Corp.:
6% 12/15/05 (c)	7,000	6,895
12.5% 9/15/06	8,000	8,640
Stater Brothers Holdings, Inc. 6.51% 6/15/10 (d)	1,950	1,911
		17,446
Food/Beverage/Tobacco - 0.1%
Canandaigua Brands, Inc. 8.625% 8/1/06	3,000	3,120
Dean Foods Co. 6.75% 6/15/05	3,000	3,000
		6,120
Gaming - 0.2%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,205
10.25% 8/1/07	2,000	2,190
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Gaming - continued
Penn National Gaming, Inc. 6.875% 12/1/11	$ 1,000	$ 1,000
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (c)	3,000	2,790
		8,185
Healthcare - 0.3%
HCA, Inc. 5.5% 12/1/09	4,000	3,960
HealthSouth Corp.:
6.875% 6/15/05	2,000	2,000
7.375% 10/1/06	2,000	2,015
Service Corp. International (SCI) 6.5% 3/15/08	3,000	2,985
		10,960
Leisure - 0.1%
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (c)(d)	6,140	6,401
Metals/Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	8,000	7,600
10.125% 2/1/10	11,470	12,617
		20,217
Paper - 0.1%
Ainsworth Lumber Co. Ltd. 6.84% 10/1/10 (d)	2,000	1,960
Boise Cascade LLC/Boise Cascade Finance Corp. 6.0156% 10/15/12 (c)(d)	2,190	2,174
		4,134
Publishing/Printing - 0.2%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	5,000	5,438
R.H. Donnelley Finance Corp. I 8.875% 12/15/10	5,000	5,425
		10,863
Shipping - 0.3%
General Maritime Corp. 10% 3/15/13	5,000	5,375
OMI Corp. 7.625% 12/1/13	2,000	2,005
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,475
Teekay Shipping Corp. yankee 8.32% 2/1/08	142	142
Ultrapetrol Bahamas Ltd. 9% 11/24/14	1,910	1,757
		12,754
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Steels - 0.3%
Ispat Inland ULC 9.85% 4/1/10 (d)	$ 13,000	$ 13,813
Technology - 0.4%
Freescale Semiconductor, Inc. 5.8906% 7/15/09 (d)	16,000	16,400
IOS Capital LLC 7.25% 6/30/08	85	86
		16,486
Telecommunications - 1.7%
AirGate PCS, Inc. 6.8906% 10/15/11 (c)(d)	2,000	2,040
America Movil SA de CV 3.805% 4/27/07 (d)	1,000	996
American Tower Corp. 9.375% 2/1/09	1,288	1,349
Crown Castle International Corp. 10.75% 8/1/11	4,000	4,260
Dobson Cellular Systems, Inc. 7.4925% 11/1/11 (c)(d)	5,000	5,075
Intelsat Ltd. 7.7938% 1/15/12 (c)(d)	7,000	7,105
New Skies Satellites BV 7.4375% 11/1/11 (c)(d)	3,000	3,045
Nextel Partners, Inc. 12.5% 11/15/09	3,000	3,300
Qwest Communications International, Inc. 6.5444% 2/15/09 (c)(d)	3,000	2,970
Rogers Communications, Inc.:
6.135% 12/15/10 (d)	22,310	22,756
6.375% 3/1/14	5,000	4,763
Rural Cellular Corp.:
7.51% 3/15/10 (d)	11,000	11,165
8.25% 3/15/12	6,000	6,060
		74,884
Textiles & Apparel - 0.2%
Levi Strauss & Co. 7.73% 4/1/12 (c)(d)	8,000	7,360
TOTAL NONCONVERTIBLE BONDS (Cost $545,173)		543,061
U.S. Treasury Obligations - 0.4%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Notes 3.375% 2/28/07 (Cost $16,922)	$ 17,000	$ 16,924
Commercial Mortgage Securities - 0.2%

Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004-ESA Class K, 5.45% 5/14/16 (c)(d)	8,000	8,006
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 5.6996% 12/15/09 (c)(d)	679	68
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,676)		8,074
Foreign Government and Government Agency Obligations - 0.0%

Venezuelan Republic 4.15% 4/20/11 (d) (Cost $2,405)	3,000	2,667
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	45	0
Money Market Funds - 17.1%

Fidelity Cash Central Fund, 2.84% (b)	620,897,131	620,897
Fidelity Money Market Central Fund, 2.94% (b)	126,944,872	126,945
TOTAL MONEY MARKET FUNDS (Cost $747,842)		747,842
Cash Equivalents - 0.4%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.86%, dated 4/29/05 due 5/2/05) (Cost $16,433)	$ 16,437	$ 16,433
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $4,397,935)		4,416,812
NET OTHER ASSETS - (0.9)%		(38,165)
NET ASSETS - 100%		$ 4,378,647
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $142,571,000 or 3.3% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $9,266,000 of which $7,189,000 and $2,077,000 will expire on October 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005

Assets
Investment in securities, at value (including repurchase agreements of $16,433) (cost $4,397,935) - See accompanying schedule		$ 4,416,812
Receivable for investments sold		33,518
Receivable for fund shares sold		14,355
Interest receivable		25,990
Prepaid expenses		9
Receivable from investment adviser for expense reductions		6
Other affiliated receivables		30
Total assets		4,490,720

Liabilities
Payable to custodian bank	$ 1,415
Payable for investments purchased	91,014
Payable for fund shares redeemed	12,996
Distributions payable	2,700
Accrued management fee	2,448
Distribution fees payable	631
Other affiliated payables	530
Other payables and accrued expenses	339
Total liabilities		112,073

Net Assets		$ 4,378,647
Net Assets consist of:
Paid in capital		$ 4,362,458
Undistributed net investment income		6,714
Accumulated undistributed net realized gain (loss) on investments		(9,402)
Net unrealized appreciation (depreciation) on investments		18,877
Net Assets		$ 4,378,647

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($339,153 ÷ 34,116 shares)	$ 9.94

Maximum offering price per share (100/96.25 of $9.94)	$ 10.33
Class T: Net Asset Value and redemption price per share ($493,681 ÷ 49,708 shares)	$ 9.93

Maximum offering price per share (100/97.25 of $9.93)	$ 10.21
Class B: Net Asset Value and offering price per share ($183,482 ÷ 18,475 shares)A	$ 9.93

Class C: Net Asset Value and offering price per share ($577,391 ÷ 58,089 shares)A	$ 9.94

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($2,527,163 ÷ 254,435 shares)	$ 9.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($257,777 ÷ 25,961 shares)	$ 9.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005

Investment Income
Interest		$ 94,275

Expenses
Management fee	$ 13,530
Transfer agent fees	2,455
Distribution fees	3,645
Accounting fees and expenses	616
Independent trustees' compensation	10
Custodian fees and expenses	66
Registration fees	244
Audit	66
Legal	117
Interest	1
Miscellaneous	186
Total expenses before reductions	20,936
Expense reductions	(39)	20,897
Net investment income		73,378
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,683
Change in net unrealized appreciation (depreciation) on investment securities		(15,558)
Net gain (loss)		(11,875)
Net increase (decrease) in net assets resulting from operations		$ 61,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 73,378	$ 68,126
Net realized gain (loss)	3,683	5,411
Change in net unrealized appreciation (depreciation)	(15,558)	21,689
Net increase (decrease) in net assets resulting from operations	61,503	95,226
Distributions to shareholders from net investment income	(73,141)	(69,224)
Distributions to shareholders from net realized gain	(3,785)	-
Total distributions	(76,926)	(69,224)
Share transactions - net increase (decrease)	835,191	2,081,242
Redemption fees	255	467
Total increase (decrease) in net assets	820,023	2,107,711

Net Assets
Beginning of period	3,558,624	1,450,913
End of period (including undistributed net investment income of $6,714 and undistributed net investment income of $6,477, respectively)	$ 4,378,647	$ 3,558,624

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30	Years ended October 31,
	2005	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.88	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income E	.181	.285	.292	.352	.580	.136
Net realized and unrealized gain (loss)	(.022)	.098	.447	(.264)	(.185)	(.047)
Total from investment operations	.159	.383	.739	.088	.395	.089
Distributions from net investment income	(.180)	(.295)	(.311)	(.339)	(.638)	(.150)
Distributions from net realized gain	(.010)	-	-	-	-	-
Total distributions	(.190)	(.295)	(.311)	(.339)	(.638)	(.150)
Redemption fees added to paid in capital E	.001	.002	.002	.001	.003	.001
Net asset value, end of period	$ 9.94	$ 9.97	$ 9.88	$ 9.45	$ 9.70	$ 9.94
Total Return B, C, D	1.61%	3.96%	7.95%	.90%	4.08%	.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.08% A	1.08%	1.10%	1.12%	1.14%	1.75% A
Expenses net of voluntary waivers, if any	1.08% A	1.08%	1.10%	1.10%	.99%	.78% A
Expenses net of all reductions	1.08% A	1.08%	1.09%	1.09%	.98%	.78% A
Net investment income	3.66% A	2.90%	3.04%	3.64%	5.93%	7.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 339	$ 299	$ 88	$ 37	$ 41	$ 9
Portfolio turnover rate	72% A	61%	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2005	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.87	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income E	.177	.276	.285	.342	.573	.131
Net realized and unrealized gain (loss)	(.021)	.098	.446	(.263)	(.195)	(.045)
Total from investment operations	.156	.374	.731	.079	.378	.086
Distributions from net investment income	(.177)	(.286)	(.303)	(.330)	(.631)	(.147)
Distributions from net realized gain	(.010)	-	-	-	-	-
Total distributions	(.187)	(.286)	(.303)	(.330)	(.631)	(.147)
Redemption fees added to paid in capital E	.001	.002	.002	.001	.003	.001
Net asset value, end of period	$ 9.93	$ 9.96	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Total Return B, C, D	1.58%	3.87%	7.87%	.80%	3.90%	.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.15% A	1.17%	1.18%	1.20%	1.22%	1.81% A
Expenses net of voluntary waivers, if any	1.15% A	1.17%	1.18%	1.19%	1.06%	.93% A
Expenses net of all reductions	1.15% A	1.17%	1.18%	1.19%	1.06%	.93% A
Net investment income	3.59% A	2.81%	2.96%	3.54%	5.86%	7.06% A
Supplemental Data
Net assets, end of period (in millions)	$ 494	$ 389	$ 113	$ 75	$ 76	$ 25
Portfolio turnover rate	72% A	61%	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30	Years ended October 31,
	2005	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.87	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income E	.153	.231	.243	.298	.525	.134
Net realized and unrealized gain (loss)	(.022)	.096	.444	(.263)	(.194)	(.056)
Total from investment operations	.131	.327	.687	.035	.331	.078
Distributions from net investment income	(.152)	(.239)	(.259)	(.286)	(.584)	(.139)
Distributions from net realized gain	(.010)	-	-	-	-	-
Total distributions	(.162)	(.239)	(.259)	(.286)	(.584)	(.139)
Redemption fees added to paid in capital E	.001	.002	.002	.001	.003	.001
Net asset value, end of period	$ 9.93	$ 9.96	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Total Return B, C, D	1.33%	3.38%	7.38%	.35%	3.42%	.79%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66% A	1.65%	1.64%	1.65%	1.66%	2.74% A
Expenses net of voluntary waivers, if any	1.65% A	1.65%	1.63%	1.64%	1.54%	1.23% A
Expenses net of all reductions	1.65% A	1.65%	1.63%	1.64%	1.54%	1.23% A
Net investment income	3.09% A	2.33%	2.50%	3.09%	5.38%	6.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 183	$ 184	$ 134	$ 118	$ 125	$ 24
Portfolio turnover rate	72% A	61%	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2005	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.87	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income E	.150	.224	.235	.290	.516	.125
Net realized and unrealized gain (loss)	(.022)	.107	.434	(.263)	(.184)	(.051)
Total from investment operations	.128	.331	.669	.027	.332	.074
Distributions from net investment income	(.149)	(.233)	(.251)	(.278)	(.575)	(.135)
Distributions from net realized gain	(.010)	-	-	-	-	-
Total distributions	(.159)	(.233)	(.251)	(.278)	(.575)	(.135)
Redemption fees added to paid in capital E	.001	.002	.002	.001	.003	.001
Net asset value, end of period	$ 9.94	$ 9.97	$ 9.87	$ 9.45	$ 9.70	$ 9.94
Total Return B, C, D	1.29%	3.41%	7.18%	.26%	3.42%	.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.72% A	1.71%	1.72%	1.73%	1.75%	2.41% A
Expenses net of voluntary waivers, if any	1.72% A	1.71%	1.71%	1.73%	1.64%	1.44% A
Expenses net of all reductions	1.71% A	1.71%	1.71%	1.73%	1.63%	1.44% A
Net investment income	3.02% A	2.27%	2.42%	3.00%	5.28%	6.55% A
Supplemental Data
Net assets, end of period (in millions)	$ 577	$ 524	$ 269	$ 235	$ 278	$ 48
Portfolio turnover rate	72% A	61%	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2005	2004	2003	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.87	$ 9.44	$ 9.52
Income from Investment Operations
Net investment income D	.193	.309	.311	.040
Net realized and unrealized gain (loss)	(.022)	.099	.450	(.084)
Total from investment operations	.171	.408	.761	(.044)
Distributions from net investment income	(.192)	(.320)	(.333)	(.037)
Distributions from net realized gain	(.010)	-	-	-
Total distributions	(.202)	(.320)	(.333)	(.037)
Redemption fees added to paid in capital D	.001	.002	.002	.001
Net asset value, end of period	$ 9.93	$ 9.96	$ 9.87	$ 9.44
Total Return B, C	1.74%	4.22%	8.20%	(.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	.84% A	.84%	.86%	1.15% A
Expenses net of voluntary waivers, if any	.84% A	.84%	.86%	.95% A
Expenses net of all reductions	.84% A	.84%	.86%	.94% A
Net investment income	3.90% A	3.14%	3.27%	3.99% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,527	$ 1,982	$ 811	$ 18
Portfolio turnover rate	72% A	61%	55%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 19, 2002 (commencement of operations) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2005	2004	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.86	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income D	.191	.304	.312	.365	.590	.151
Net realized and unrealized gain (loss)	(.021)	.110	.436	(.262)	(.193)	(.058)
Total from investment operations	.170	.414	.748	.103	.397	.093
Distributions from net investment income	(.191)	(.316)	(.330)	(.354)	(.650)	(.154)
Distributions from net realized gain	(.010)	-	-	-	-	-
Total distributions	(.201)	(.316)	(.330)	(.354)	(.650)	(.154)
Redemption fees added to paid in capital D	.001	.002	.002	.001	.003	.001
Net asset value, end of period	$ 9.93	$ 9.96	$ 9.86	$ 9.44	$ 9.69	$ 9.94
Total Return B, C	1.72%	4.29%	8.06%	1.06%	4.11%	.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.87% A	.87%	.90%	.94%	1.02%	2.32% A
Expenses net of voluntary waivers, if any	.87% A	.87%	.89%	.94%	.87%	.49% A
Expenses net of all reductions	.87% A	.87%	.89%	.93%	.87%	.49% A
Net investment income	3.87% A	3.11%	3.24%	3.79%	6.05%	7.50% A
Supplemental Data
Net assets, end of period (in millions)	$ 258	$ 182	$ 36	$ 18	$ 7	$ 1
Portfolio turnover rate	72% A	61%	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 30,265
Unrealized depreciation	(10,763)
Net unrealized appreciation (depreciation)	$ 19,502
Cost for federal income tax purposes	$ 4,397,310

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities and U.S. government securities, aggregated $1,781,542 and $1,253,586, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 243	$ 2
Class T	0%	.25%	545	35
Class B	.55%	.15%	638	503
Class C	.55%	.25%	2,219	1,176
			$ 3,645	$ 1,716

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 149
Class T	39
Class B *	208
Class C *	183
$ 579

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Floating Rate High Income Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 289	.18 *
Class T	333	.15 *
Class B	193	.21 *
Class C	449	.16 *
Fidelity Floating Rate High Income Fund	1,054	.09 *
Institutional Class	137	.12 *
	$ 2,455

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,640 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,084. The weighted average interest rate was 2.34%. At period end, there were no bank borrowings outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.65%	$ 13

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $26.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 5,840	$ 5,424
Class T	7,732	5,689
Class B	2,777	3,704
Class C	8,253	8,778
Fidelity Floating Rate High Income Fund	44,258	42,798
Institutional Class	4,281	2,831
Total	$ 73,141	$ 69,224
From net realized gain
Class A	$ 311	$ -
Class T	412	-
Class B	184	-
Class C	543	-
Fidelity Floating Rate High Income Fund	2,131	-
Institutional Class	204	-
Total	$ 3,785	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	11,492	27,948	$ 114,763	$ 277,030
Reinvestment of distributions	467	400	4,660	3,973
Shares redeemed	(7,869)	(7,275)	(78,586)	(72,139)
Net increase (decrease)	4,090	21,073	$ 40,837	$ 208,864
Class T
Shares sold	18,413	35,957	$ 183,700	$ 356,199
Reinvestment of distributions	730	478	7,277	4,740
Shares redeemed	(8,439)	(8,867)	(84,204)	(87,803)
Net increase (decrease)	10,704	27,568	$ 106,773	$ 273,136
Class B
Shares sold	2,176	7,765	$ 21,714	$ 76,852
Reinvestment of distributions	220	270	2,192	2,676
Shares redeemed	(2,346)	(3,164)	(23,412)	(31,327)
Net increase (decrease)	50	4,871	$ 494	$ 48,201
Class C
Shares sold	12,449	32,885	$ 124,322	$ 325,903
Reinvestment of distributions	589	578	5,876	5,735
Shares redeemed	(7,483)	(8,222)	(74,726)	(81,504)
Net increase (decrease)	5,555	25,241	$ 55,472	$ 250,134
Fidelity Floating Rate High Income Fund
Shares sold	100,305	164,843	$ 1,001,061	$ 1,632,450
Reinvestment of distributions	4,017	3,750	40,053	37,164
Shares redeemed	(48,771)	(51,878)	(486,456)	(513,641)
Net increase (decrease)	55,551	116,715	$ 554,658	$ 1,155,973
Institutional Class
Shares sold	12,310	19,252	$ 122,811	$ 190,759
Reinvestment of distributions	183	117	1,824	1,162
Shares redeemed	(4,782)	(4,738)	(47,678)	(46,987)
Net increase (decrease)	7,711	14,631	$ 76,957	$ 144,934

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of April 30, 2005, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2005 and for the year ended October 31, 2004, and the financial highlights for the six months ended April 30, 2005 and for each of the five years in the period ended October 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2005, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2005 and for the year ended October 31, 2004, and its financial highlights for the six months ended April 30, 2005 and for each of the five years in the period ended October 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 22, 2005

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AFR-USAN-0605
1.784877.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Floating Rate High Income

Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,016.10	$ 5.40
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.41
Class T
Actual	$ 1,000.00	$ 1,015.80	$ 5.75
HypotheticalA	$ 1,000.00	$ 1,019.09	$ 5.76
Class B
Actual	$ 1,000.00	$ 1,013.30	$ 8.24
HypotheticalA	$ 1,000.00	$ 1,016.61	$ 8.25
Class C
Actual	$ 1,000.00	$ 1,012.90	$ 8.58
HypotheticalA	$ 1,000.00	$ 1,016.27	$ 8.60
Fidelity Floating Rate High Income Fund
Actual	$ 1,000.00	$ 1,017.40	$ 4.20
HypotheticalA	$ 1,000.00	$ 1,020.63	$ 4.21
Institutional Class
Actual	$ 1,000.00	$ 1,017.20	$ 4.35
HypotheticalA	$ 1,000.00	$ 1,020.48	$ 4.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.08%
Class T	1.15%
Class B	1.65%
Class C	1.72%
Fidelity Floating Rate High Income Fund	.84%
Institutional Class	.87%

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Charter Communications Operating LLC	2.8	2.7
Qwest Corp.	2.0	2.2
EchoStar DBS Corp.	1.7	2.0
El Paso Corp.	1.6	0.1
Texas Genco LLC	1.3	0.0
	9.4
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Cable TV	12.9	11.5
Telecommunications	8.8	9.4
Healthcare	6.0	5.9
Electric Utilities	4.9	6.3
Energy	4.4	3.7
Quality Diversification (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
U.S. Government and U.S. Government Agency Obligations 0.4%	U.S. Government and U.S. Government Agency Obligations 0.0%
AAA, AA, A 0.0%	AAA, AA, A 0.1%
BBB 2.3%	BBB 2.5%
BB 34.6%	BB 31.4%
B 31.7%	B 33.9%
CCC, CC, C 1.4%	CCC, CC, C 1.9%
D 0.0%	D 0.0%
Not Rated 13.0%	Not Rated 17.6%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 16.6%	Short-Term Investments and Net Other Assets 12.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2005 *		As of October 31, 2004 **
	Floating Rate Loans 70.4%		Floating Rate Loans 73.5%
	Nonconvertible Bonds 12.4%		Nonconvertible Bonds 13.6%
	U.S. Government and U.S. Government Agency Obligations 0.4%		U.S. Government and U.S. Government Agency Obligations 0.0%
	Foreign Government & Government Agency Obligations 0.0%		Foreign Government & Government Agency Obligations 0.1%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 16.6%		Short-Term Investments and Net Other Assets 12.6%
* Foreign investments	5.7%	** Foreign investments	4.7%

Semiannual Report

Investments April 30, 2005

Showing Percentage of Net Assets

Floating Rate Loans (e) - 70.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Aerospace - 0.5%
DRS Technologies, Inc. term loan 4.9728% 11/4/10 (d)	$ 767	$ 778
Standard Aero Holdings, Inc. term loan 5.5892% 8/24/12 (d)	6,646	6,754
Titan Corp. Tranche B, term loan 5.7004% 6/30/09 (d)	6,887	6,982
Transdigm, Inc. term loan 5.3% 7/22/10 (d)	1,580	1,599
United Defense Industries, Inc. Tranche B, term loan 5.07% 8/13/09 (d)	4,727	4,727
		20,840
Automotive - 2.0%
Accuride Corp. term loan 5.308% 1/31/12 (d)	5,659	5,659
Advance Auto Parts, Inc. Tranche B, term loan 4.7438% 9/30/10 (d)	2,995	3,029
Affinia Group, Inc. Tranche B, term loan 5.44% 11/30/11 (d)	5,521	5,563
AM General LLC Tranche B1, term loan 7.6379% 11/1/11 (d)	1,950	2,028
CSK Automotive, Inc. Tranche B, term loan 4.85% 8/10/10 (d)	1,970	1,995
Enersys Capital, Inc. term loan 4.9923% 3/17/11 (d)	993	1,005
Federal-Mogul Corp. Tranche C, term loan 6.81% 1/1/49 (d)	2,000	2,000
Goodyear Tire & Rubber Co.:
Tranche 1, 4.67% 4/30/10 (d)	17,320	17,493
Tranche 2, term loan 5.89% 4/30/10 (d)	7,500	7,406
Key Safety Systems, Inc. Tranche B, term loan 5.8625% 6/24/10 (d)	2,819	2,833
Mark IV Industries, Inc. Tranche B, term loan 6.2366% 6/23/11 (d)	2,978	3,015
SPX Corp. Tranche B1, term loan 5.375% 9/30/09 (d)	4,679	4,691
Tenneco Auto, Inc.:
Tranche B, term loan 5.12% 12/12/10 (d)	3,042	3,072
Tranche B1, Credit-Linked Deposit 5.11% 12/12/10 (d)	1,336	1,350
Travelcenters of America, Inc. term loan 4.51% 10/1/08 (d)	6,000	6,060
TRW Automotive Holdings Corp.:
Tranche B, term loan 4.375% 6/30/12 (d)	2,306	2,306
Tranche E, term loan 3.88% 10/31/10 (d)	14,963	14,963
United Components, Inc. Tranche C, term loan 5.29% 6/30/10 (d)	1,417	1,435
		85,903
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Broadcasting - 1.7%
Cumulus Media, Inc.:
Tranche A1, term loan 4.8125% 3/28/09 (d)	$ 4,881	$ 4,906
Tranche E, term loan 4.8125% 3/28/10 (d)	8,317	8,380
Tranche F, term loan 4.5625% 3/28/10 (d)	2,985	3,007
Emmis Operating Co. Tranche B, term loan 4.66% 11/10/11 (d)	21,945	22,219
Gray Television, Inc. term loan 4.8961% 6/30/11 (d)	4,988	5,050
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (d)	15,000	15,075
Radio One, Inc. Tranche A, term loan 3.575% 6/30/07 (d)	2,065	2,065
Raycom TV Broadcasting, Inc.:
Tranche A, term loan 4.9375% 10/6/11 (d)	2,000	2,008
Tranche B, term loan 5.125% 4/6/12 (d)	3,000	3,034
Sinclair Television Group, Inc.:
Tranche A, term loan 6.25% 6/30/09 (d)	1,800	1,800
Tranche C, term loan 6.5% 12/31/09 (d)	2,115	2,115
Spanish Broadcasting System, Inc. term loan 6.32% 10/30/09 (d)	4,789	4,837
		74,496
Building Materials - 1.0%
Contech Construction Products, Inc., Ohio term loan 5.6328% 11/30/10 (d)	3,372	3,418
Goodman Global Holdings, Inc. term loan 5.5% 12/23/11 (d)	10,424	10,580
Masonite International Corp. term loan 6.9998% 4/6/15 (d)	16,500	16,500
National Waterworks, Inc. Tranche B1, term loan 5.6% 11/22/09 (d)	1,684	1,707
Nortek Holdings, Inc. term loan 5.3442% 8/27/11 (d)	11,940	12,089
		44,294
Cable TV - 10.7%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (d)	30,350	30,502
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B, term loan 5.7% 9/1/11 (d)	2,700	2,727
Century Cable Holdings LLC Tranche B, term loan:
7.75% 6/30/09 (d)	2,703	2,670
7.75% 12/31/09 (d)	2,750	2,712
Century-TCI California LP term loan 5.75% 12/31/07 (d)	10,016	10,004
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Cable TV - continued
Charter Communications Operating LLC:
Tranche A, term loan 6.19% 4/27/10 (d)	$ 9,000	$ 8,865
Tranche B, term loan 6.4398% 4/7/11 (d)	113,231	111,944
Cox Communications, Inc. term loan 3.845% 12/8/09 (d)	16,000	16,000
DIRECTV Holdings LLC Tranche B, term loan 4.4538% 4/13/13 (d)	36,520	36,657
Hilton Head Communications LP Tranche B, term loan 7% 3/31/08 (d)	7,150	7,034
Insight Midwest Holdings LLC:
Tranche A, term loan 4.5% 6/30/09 (d)	23,499	23,881
Tranche B, term loan:
5.75% 12/31/09 (d)	13,832	14,005
5.75% 12/31/09 (d)	988	1,002
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B, term loan 5.3634% 9/30/10 (d)	3,970	3,970
Mediacom LLC Tranche B, term loan 5.1641% 3/31/13 (d)	13,965	14,105
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (d)	42,647	43,073
Olympus Cable Holdings LLC:
Tranche A, term loan 7% 6/30/10 (d)	13,200	13,002
Tranche B, term loan 7.75% 9/30/10 (d)	1,500	1,491
PanAmSat Corp. Tranche B, term loan 5.31% 8/20/11 (d)	52,597	53,255
Rainbow Media Holdings, Inc. Tranche B, term loan 5.69% 3/31/12 (d)	6,000	6,105
Telewest Global Finance LLC:
Tranche B, term loan 5.3917% 12/20/12 (d)	11,216	11,384
Tranche C, term loan 5.8917% 12/20/13 (d)	8,577	8,705
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (d)	33,000	32,959
UPC Distribution Holdings BV Tranche F, term loan 6.6% 12/31/11 (d)	11,008	11,146
		467,198
Capital Goods - 1.5%
AGCO Corp. term loan 4.8239% 7/3/09 (d)	9,389	9,530
Alliance Laundry Systems LLC term loan 5.12% 1/27/12 (d)	2,356	2,383
Amsted Industries, Inc. Tranche B, term loan 5.8997% 10/15/10 (d)	6,787	6,889
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital Goods - continued
Bucyrus International, Inc. term loan 5.0697% 7/28/10 (d)	$ 2,087	$ 2,113
Dresser, Inc. Tranche C, term loan 5.6% 4/10/09 (d)	4,278	4,364
Dresser-Rand Group, Inc. Tranche B, term loan 5.3569% 10/29/11 (d)	7,978	8,078
Flowserve Corp. Tranche C, term loan 5.8349% 6/30/09 (d)	1,195	1,207
Hexcel Corp. Tranche B, term loan 4.8322% 3/1/12 (d)	6,150	6,212
Invensys International Holding Ltd.:
Tranche A, term loan 5.9513% 3/5/09 (d)	1,946	1,965
Tranche B1, term loan 6.8813% 9/4/09 (d)	12,749	12,908
Terex Corp.:
term loan 5.39% 12/31/09 (d)	1,496	1,511
Tranche B, term loan 4.89% 7/3/09 (d)	7,347	7,421
TriMas Corp. Tranche B, term loan 6.8994% 12/31/09 (d)	863	876
		65,457
Chemicals - 3.3%
Celanese AG Credit-Linked Deposit 5.3706% 4/6/09 (d)	6,000	6,090
Celanese Holding LLC term loan:
delay draw 4/6/11 (d)	4,982	5,050
5.625% 4/6/11 (d)	34,962	35,443
Cognis Deutschland Gmbh & Co. Kg term loan 7.2225% 11/15/13 (d)	1,000	1,031
Hercules, Inc. Tranche B, term loan 4.8715% 10/8/10 (d)	5,452	5,507
Huntsman International LLC term loan 5.5% 12/31/10 (d)	16,512	16,800
Huntsman LLC Tranche B, term loan 6.05% 3/31/10 (d)	18,800	19,153
Innophos, Inc. Tranche B, term loan 5.3946% 8/13/10 (d)	4,380	4,424
Mosaic Co. Tranche B, term loan 4.7614% 2/21/12 (d)	10,800	10,881
Nalco Co. Tranche B, term loan 4.9982% 11/4/10 (d)	18,536	18,768
PQ Corp. term loan 5.125% 2/11/12 (d)	2,950	2,980
Rockwood Specialties Group, Inc. Tranche B, term loan 5.43% 7/30/12 (d)	14,700	14,847
SGL Carbon LLC term loan 5.9895% 12/31/09 (d)	2,881	2,896
		143,870
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Consumer Products - 1.9%
American Achievement Corp. Tranche B, term loan 5.2513% 3/25/11 (d)	$ 3,152	$ 3,195
Central Garden & Pet Co. Tranche B, term loan 4.6998% 5/14/09 (d)	983	992
Church & Dwight Co., Inc. Tranche B, term loan 4.81% 5/28/11 (d)	8,819	8,940
Del Laboratories, Inc. term loan 5.2762% 7/27/11 (d)	4,938	4,968
Jarden Corp. term loan 5.0925% 1/24/12 (d)	11,151	11,207
Jostens IH Corp. Tranche B, term loan 5.19% 10/4/11 (d)	14,308	14,486
Rayovac Corp. term loan 4.9122% 2/7/12 (d)	5,100	5,170
Revlon Consumer Products Corp. term loan 8.9971% 7/9/10 (d)	8,750	9,056
Sealy Mattress Co. Tranche D, term loan 4.9686% 4/6/12 (d)	10,500	10,553
Simmons Bedding Co. Tranche C, term loan 5.8154% 12/19/11 (d)	5,821	5,851
Simmons Co. term loan 7% 6/19/12 (d)	2,000	2,020
The Scotts Co. term loan 4.5625% 9/30/10 (d)	2,481	2,512
Weight Watchers International, Inc.:
Tranche B, term loan 4.79% 3/31/10 (d)	1,217	1,230
Tranche C, term loan 4.65% 3/31/10 (d)	1,990	2,000
		82,180
Containers - 2.4%
Ball Corp. Tranche B1, term loan 4.8144% 12/19/09 (d)	3,392	3,452
Berry Plastics Corp. term loan 4.77% 7/22/10 (d)	1,709	1,734
BWAY Corp. Tranche B term loan 5.25% 6/30/11 (d)	5,468	5,550
Graham Packaging Holdings Co. Tranche B1, term loan 5.6352% 10/4/11 (d)	44,089	44,751
Intertape Polymer, Inc. Tranche B, term loan 5.1425% 7/28/11 (d)	6,963	7,041
Owens-Illinois Group, Inc.:
Tranche A1, term loan 5.53% 4/1/07 (d)	6,328	6,438
Tranche B1, term loan 5.73% 4/1/08 (d)	5,206	5,310
Owens-Illinois, Inc. Tranche C1, term loan 5.85% 4/1/08 (d)	4,860	4,939
Printpack Holdings, Inc. Tranche C, term loan 5.3125% 3/31/09 (d)	726	733
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Containers - continued
Silgan Holdings, Inc. Tranche B, term loan 4.87% 11/30/08 (d)	$ 11,916	$ 12,035
Solo Cup Co. term loan 5.324% 2/27/11 (d)	13,423	13,557
		105,540
Diversified Financial Services - 0.2%
Global Cash Access LLC/Global Cash Access Finance Corp. Tranche B, term loan 5.3144% 3/10/10 (d)	5,620	5,690
Newkirk Master LP term loan 7.5644% 11/24/06 (d)	1,792	1,814
Refco Finance Holdings LLC term loan 5.02% 8/5/11 (d)	3,230	3,262
		10,766
Diversified Media - 0.8%
Adams Outdoor Advertising Ltd. term loan 5.15% 10/18/12 (d)	3,128	3,171
CanWest Media, Inc. Tranche E, term loan 5.0444% 8/15/09 (d)	3,426	3,452
Entravision Communications Corp. Tranche B, term loan 4.84% 2/24/12 (d)	6,000	6,090
Lamar Media Corp.:
Tranche A, term loan 4.1899% 6/30/09 (d)	1,925	1,935
Tranche C, term loan 4.6248% 6/30/10 (d)	15,905	16,024
R.H. Donnelley Corp. Tranche A3, term loan 4.7432% 12/31/09 (d)	2,739	2,777
Thomson Media, Inc. Tranche B1, term loan 5.3425% 11/8/11 (d)	3,494	3,538
		36,987
Electric Utilities - 4.1%
AES Corp. term loan 5.41% 8/10/11 (d)	5,429	5,510
Allegheny Energy Supply Co. LLC Tranche B, term loan 5.6922% 3/8/11 (d)	21,837	22,028
Calpine Generating Co. LLC term loan 6.61% 4/1/09 (d)	4,000	4,010
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (d)	31,950	33,388
Coleto Creek WLE LP Tranche B, term loan 5.3144% 6/30/11 (d)	6,595	6,628
Dynegy Holdings, Inc. term loan 6.87% 5/28/10 (d)	8,238	8,300
Midwest Generation LLC term loan 5.3011% 4/27/11 (d)	931	938
NorthWestern Energy Corp. term loan 4.6144% 11/1/11 (d)	3,738	3,775
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Electric Utilities - continued
NRG Energy, Inc.:
Credit-Linked Deposit 4.8675% 12/24/11 (d)	$ 8,094	$ 8,175
term loan 5.2532% 12/24/11 (d)	10,380	10,484
Riverside Energy Center LLC:
term loan 7.44% 6/24/11 (d)	13,033	13,359
Credit-Linked Deposit 6.98% 6/24/11 (d)	595	604
Texas Genco LLC term loan 5.0602% 12/14/11 (d)	55,664	56,151
Tucson Electric Power Co. Tranche B, Credit-Linked Deposit 5.2925% 6/30/09 (d)	7,000	7,000
		180,350
Energy - 3.0%
ATP Oil & Gas Corp. term loan 8.5884% 4/14/10 (d)	2,000	2,010
Belden & Blake Corp. term loan 5.7576% 7/7/11 (d)	4,909	4,909
Buckeye Pipe Line Co. term loan 5.425% 12/17/11 (d)	2,989	2,997
El Paso Corp.:
Credit-Linked Deposit 5.44% 11/22/09 (d)	25,375	25,438
term loan 5.875% 11/22/09 (d)	42,292	42,503
Lyondell-Citgo Refining LP term loan 4.5913% 5/21/07 (d)	7,940	8,019
Magellan Midstream Holdings LP term loan 5.09% 12/10/11 (d)	3,816	3,845
Premcor Refining Group, Inc. Credit-Linked Deposit 4.605% 4/13/09 (d)	9,000	9,023
Pride Offshore, Inc. term loan 4.64% 7/7/11 (d)	4,893	4,948
Regency Gas Services LLC Tranche 1, term loan 5.7305% 6/1/10 (d)	3,791	3,847
SemGroup LP term loan 6.3423% 3/1/11 (d)	4,000	4,030
Universal Compression, Inc. term loan 4.85% 2/15/12 (d)	8,000	8,100
Williams Production RMT Co. Tranche C, term loan 5.46% 5/30/08 (d)	13,880	14,054
		133,723
Entertainment/Film - 2.3%
Alliance Atlantis Communications, Inc. Tranche B, term loan 4.761% 12/19/11 (d)	4,000	4,015
Carmike Cinemas, Inc. term loan 8% 2/4/09 (d)	3,362	3,421
Cinemark USA, Inc. term loan 4.35% 3/31/11 (d)	10,841	11,003
Loews Cineplex Entertainment Corp. term loan 5.1985% 6/30/11 (d)	23,044	23,390
MGM Holdings II, Inc. Tranche B, term loan 5.38% 4/8/12 (d)	30,000	30,000
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Entertainment/Film - continued
Regal Cinemas Corp. term loan 4.8425% 11/10/10 (d)	$ 25,756	$ 26,014
Wallace Theatre Corp. Tranche 1, term loan 6.35% 7/31/09 (d)	1,985	2,015
		99,858
Environmental - 0.9%
Allied Waste Industries, Inc.:
term loan 5.1444% 1/15/12 (d)	26,818	26,818
Tranche A, Credit-Linked Deposit 4.87% 1/15/12 (d)	9,932	9,932
Waste Services, Inc. Tranche B, term loan 7.44% 3/31/11 (d)	995	1,005
		37,755
Food and Drug Retail - 1.3%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 5.4997% 7/30/11 (d)	30,348	30,841
Rite Aid Corp. term loan 4.7346% 9/21/09 (d)	27,867	27,937
		58,778
Food/Beverage/Tobacco - 1.5%
Commonwealth Brands, Inc. term loan 6.375% 8/28/07 (d)	409	417
Constellation Brands, Inc. Tranche B, term loan 4.9913% 11/30/11 (d)	39,388	39,584
Dean Foods Co. Tranche A, term loan 4.35% 8/13/09 (d)	2,000	2,015
Del Monte Corp. Tranche B, term loan 4.69% 2/8/12 (d)	1,800	1,825
Dr Pepper/Seven Up Bottling Group, Inc. Tranche B, term loan 5.319% 12/19/10 (d)	9,304	9,456
Herbalife International, Inc. term loan 5.1605% 12/21/10 (d)	2,489	2,498
Michael Foods, Inc. Tranche B, term loan 5.0708% 11/21/10 (d)	7,758	7,894
Reddy Ice Group, Inc. term loan:
delay draw 4/29/12 (d)	2,000	2,013
5.5644% 8/15/09 (d)	788	793
5.5644% 8/15/09 (d)	296	296
		66,791
Gaming - 2.0%
Alliance Gaming Corp. term loan 5.65% 9/5/09 (d)	3,734	3,725
Ameristar Casinos, Inc.:
term loan 5.0625% 12/20/06 (d)	2,587	2,629
Tranche B, term loan 5.0625% 12/20/06 (d)	2,022	2,055
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Gaming - continued
Argosy Gaming Co. term loan 4.85% 6/30/11 (d)	$ 2,388	$ 2,388
Boyd Gaming Corp. term loan 4.8292% 6/30/11 (d)	11,414	11,542
Choctaw Resort Development Enterprise term loan 5.3474% 11/4/11 (d)	2,377	2,404
Green Valley Ranch Gaming LLC term loan 5.1013% 12/17/11 (d)	3,726	3,777
Herbst Gaming, Inc. term loan 5.6243% 1/7/11 (d)	3,600	3,654
Isle of Capri Casinos, Inc. term loan 4.6091% 2/4/11 (d)	1,596	1,616
Marina District Finance Co., Inc. term loan 4.9859% 10/14/11 (d)	8,658	8,756
Pinnacle Entertainment, Inc. term loan:
LIBOR + 3% 8/27/10 (d)	758	760
6.07% 8/27/10 (d)	875	888
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 7.5% 4/29/12 (d)	5,431	5,465
Venetian Casino Resort LLC Tranche B, term loan 4.81% 6/15/11 (d)	24,200	24,261
Wynn Las Vegas LLC term loan 5.175% 12/14/11 (d)	12,650	12,824
		86,744
Healthcare - 5.7%
Accredo Health, Inc. Tranche B, term loan 4.82% 6/30/11 (d)	4,627	4,633
Advanced Medical Optics, Inc. term loan
4.8424% 6/25/09 (d)	3,870	3,918
Alliance Imaging, Inc. Tranche C1, term loan 5.3909% 12/29/11 (d)	2,736	2,774
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.3521% 2/7/12 (d)	7,200	7,290
Beverly Enterprises, Inc. term loan 5.6486% 10/22/08 (d)	1,970	1,980
Community Health Systems, Inc. term loan 4.64% 8/19/11 (d)	36,392	36,619
Concentra Operating Corp. term loan 5.1501% 6/30/10 (d)	4,563	4,631
CONMED Corp. Tranche C, term loan 5.022% 12/15/09 (d)	442	448
Cooper Companies, Inc. Tranche B, term loan 4.5625% 1/6/12 (d)	10,780	10,888
Express Scripts, Inc. Tranche B, term loan 4.1317% 2/13/10 (d)	4,950	5,000
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Healthcare - continued
Fisher Scientific International, Inc. term loan 4.5925% 8/2/11 (d)	$ 7,940	$ 8,009
HCA, Inc. term loan 4.07% 11/9/09 (d)	17,000	16,873
HealthSouth Corp.:
Credit-Linked Deposit 5.7235% 6/14/07 (d)	3,719	3,737
term loan 5.52% 6/14/07 (d)	13,781	13,850
Iasis Healthcare LLC Tranche B, term loan 5.3699% 6/22/11 (d)	14,394	14,627
Kinetic Concepts, Inc. Tranche B1, term loan 4.85% 8/11/10 (d)	4,512	4,585
LifePoint Hospitals, Inc. Tranche B, term loan 4.5841% 4/15/12 (d)	25,000	25,031
Multiplan, Inc. term loan 5.85% 3/4/09 (d)	2,417	2,450
PacifiCare Health Systems, Inc. Tranche B, term loan 4.5365% 12/6/10 (d)	19,950	20,050
Renal Care Group, Inc. term loan 4.5797% 2/10/09 (d)	2,845	2,834
Select Medical Holdings Corp. Tranche B, term loan 4.63% 2/24/12 (d)	4,000	3,985
Skilled Healthcare Group, Inc. term loan 5.6404% 7/31/10 (d)	5,363	5,417
Sybron Dental Management, Inc. term loan 4.8499% 6/6/09 (d)	572	572
Triad Hospitals, Inc.:
Tranche A, term loan 5.07% 3/31/07 (d)	154	155
Tranche B, term loan 5.32% 9/30/08 (d)	7,350	7,469
U.S. Oncology, Inc. Tranche B, term loan 5.8046% 8/20/11 (d)	8,619	8,749
Vanguard Health Holding Co. I term loan 6.34% 9/23/11 (d)	5,821	5,923
Vicar Operating, Inc. Tranche F, term loan 4.875% 9/30/08 (d)	2,103	2,103
VWR Corp. Tranche B, term loan 5.65% 4/7/11 (d)	6,773	6,884
Warner Chilcott Corp. term loan 6.3557% 1/18/12 (d)	20,000	20,150
		251,634
Homebuilding/Real Estate - 1.9%
Apartment Investment & Management Co. term loan 4.75% 11/2/09 (d)	2,100	2,132
Blount, Inc. Tranche B, term loan 5.8615% 8/9/10 (d)	3,533	3,586
CB Richard Ellis Services, Inc. term loan 4.8748% 3/31/10 (d)	6,440	6,488
Corrections Corp. of America Tranche C, term loan 4.9091% 3/31/08 (d)	693	697
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Homebuilding/Real Estate - continued
Crescent Real Estate Funding XII LP term loan 5.11% 1/12/06 (d)	$ 3,044	$ 3,051
General Growth Properties, Inc.:
Tranche A, term loan 5.11% 11/12/07 (d)	24,905	25,029
Tranche B, term loan 5.1% 11/12/08 (d)	25,944	26,106
Landsource Communication Development LLC Tranche B, term loan 5.5% 3/31/10 (d)	3,800	3,848
LNR Property Corp. Tranche B, term loan 5.81% 2/3/08 (d)	7,840	7,869
Macerich Partnership LP/Galahad Group Corp. term loan 6.35% 4/15/06 (d)	2,000	2,000
Maguire Properties, Inc. Tranche B, term loan 4.6206% 3/15/10 (d)	3,000	3,015
		83,821
Hotels - 0.6%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.3144% 10/9/06 (d)	12,558	12,589
Wyndham International, Inc. term loan:
7.6875% 6/30/06 (d)	11,844	11,844
8.6875% 4/1/06 (d)	2,448	2,448
		26,881
Insurance - 0.2%
Conseco, Inc. term loan 6.5644% 6/22/10 (d)	5,744	5,837
USI Holdings Corp. term loan 5.69% 8/11/09 (d)	1,965	1,970
		7,807
Leisure - 1.0%
Six Flags Theme Park, Inc. Tranche B, term loan 5.38% 6/30/09 (d)	22,430	22,598
Universal City Development Partners Ltd. term loan 4.9035% 6/9/11 (d)	18,045	18,315
Yankees Holdings LP term loan 5.346% 6/25/07 (d)	943	952
		41,865
Metals/Mining - 1.8%
Compass Minerals Tranche B, term loan 5.5952% 11/28/09 (d)	138	139
Foundation Pennsylvania Coal Co. Tranche B, term loan 5.0294% 7/30/11 (d)	20,233	20,536
ICG LLC term loan 5.88% 10/1/10 (d)	8,696	8,707
Murray Energy Corp. Tranche 1, term loan 5.9375% 1/28/10 (d)	3,000	2,993
Novelis, Inc. term loan 4.5% 1/7/12 (d)	20,692	20,925
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Metals/Mining - continued
Peabody Energy Corp. term loan 4.0426% 3/21/10 (d)	$ 14,917	$ 14,973
Stillwater Mining Co. term loan 6.388% 7/30/10 (d)	2,662	2,718
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 7.5% 3/23/11 (d)	6,000	5,993
		76,984
Paper - 3.3%
Appleton Papers, Inc. term loan 5.169% 6/11/10 (d)	5,955	6,015
Boise Cascade Holdings LLC Tranche B, term loan 4.74% 10/26/11 (d)	32,500	32,744
Buckeye Technologies, Inc. term loan 4.6841% 3/15/08 (d)	3,246	3,287
Escanaba Timber LLC term loan 7.75% 5/2/08 (d)	5,020	5,045
Georgia-Pacific Corp. term loan 4.3663% 7/2/09 (d)	21,000	20,974
Graphic Packaging International, Inc. Tranche B, term loan 5.5063% 8/8/10 (d)	16,094	16,356
Jefferson Smurfit Corp. U.S.:
Tranche B, term loan 5.8242% 9/16/10 (d)	336	340
Tranche C, term loan 6.3242% 9/16/11 (d)	367	372
Koch Cellulose LLC:
term loan 5.34% 5/7/11 (d)	7,729	7,835
Credit-Linked Deposit 4.6% 5/7/11 (d)	2,375	2,407
NewPage Corp. term loan 8% 5/2/11 (d)	7,000	7,044
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.01% 11/1/10 (d)	4,164	4,237
Tranche B, term loan 4.8027% 11/1/11 (d)	29,538	30,057
Tranche C, term loan 4.9168% 11/1/11 (d)	7,920	8,059
		144,772
Publishing/Printing - 2.8%
Advanstar Communications, Inc. Tranche B, term loan 7.57% 10/11/07 (d)	154	155
Advertising Directory Solutions, Inc.:
Tranche 1, term loan 5.07% 11/9/11 (d)	16,793	16,793
Tranche 2, term loan 6.82% 5/9/12 (d)	6,743	6,886
American Media Operations, Inc. Tranche C1, term loan 5.875% 4/1/07 (d)	2,511	2,555
CBD Media, Inc. Tranche D, term loan 5.63% 12/31/09 (d)	6,474	6,538
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 4.7163% 11/8/08 (d)	3,415	3,449
Tranche B, term loan 4.6367% 5/8/09 (d)	6,639	6,706
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Publishing/Printing - continued
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 5.0418% 9/9/09 (d)	$ 2,979	$ 3,008
Tranche B, term loan 4.7584% 9/9/10 (d)	13,379	13,513
Freedom Communication Holding, Inc. Tranche A, term loan 4.1833% 5/18/10 (d)	785	785
Freedom Communications, Inc. Tranche B, term loan 4.5968% 5/18/12 (d)	11,000	11,000
Herald Media, Inc. term loan 5.56% 7/22/11 (d)	2,481	2,512
Liberty Group Operating, Inc. Tranche B, term loan 5.625% 2/28/12 (d)	1,500	1,523
MediaNews Group, Inc. Tranche C, term loan 4.57% 12/30/10 (d)	9,925	9,987
Morris Communications Co. LLC:
Tranche A, term loan 4.625% 9/30/10 (d)	988	994
Tranche C, term loan 4.875% 3/31/11 (d)	1,995	2,015
R.H. Donnelley Corp. Tranche B2, term loan 4.8023% 6/30/11 (d)	26,189	26,418
Sun Media Corp. Canada Tranche B, term loan 5.19% 2/7/09 (d)	1,738	1,764
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B1, term loan 5.4556% 2/25/11 (d)	5,253	5,253
		121,854
Railroad - 0.4%
Helm Holding Corp. Tranche B, term loan 5.7997% 7/2/10 (d)	2,289	2,311
Kansas City Southern Railway Co. Tranche B1, term loan 4.8109% 3/30/08 (d)	9,975	10,075
RailAmerica, Inc. term loan 4.875% 9/29/11 (d)	4,558	4,626
		17,012
Restaurants - 0.6%
AFC Enterprises, Inc. Tranche B, term loan 7.75% 3/31/06 (d)	769	769
Carrols Corp. Tranche B, term loan 5.625% 12/31/10 (d)	3,990	4,050
CKE Restaurants, Inc. term loan 4.9375% 5/1/10 (d)	1,602	1,618
Domino's, Inc. term loan 4.875% 6/25/10 (d)	9,643	9,788
Jack in the Box, Inc. term loan 4.8491% 1/8/11 (d)	3,552	3,596
Landry's Seafood Restaurants, Inc. term loan 4.5312% 12/28/10 (d)	6,085	6,146
Ruth's Chris Steak House, Inc. term loan 6.0037% 3/11/11 (d)	1,924	1,953
		27,920
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Services - 1.0%
CACI International, Inc. term loan 4.96% 4/30/11 (d)	$ 4,955	$ 4,955
Coinmach Corp. Tranche B, term loan 6.0408% 7/25/09 (d)	2,231	2,262
Coinstar, Inc. term loan 5.13% 7/1/11 (d)	6,137	6,229
Iron Mountain, Inc.:
term loan 4.6875% 4/2/11 (d)	11,310	11,423
Tranche R, term loan 4.75% 4/2/11 (d)	4,983	5,033
JohnsonDiversey, Inc. Tranche B, term loan 4.5057% 11/3/09 (d)	5,774	5,796
Knowledge Learning Corp. term loan 5.57% 1/7/12 (d)	2,878	2,892
Rural/Metro Corp.:
Credit-Linked Deposit 5.37% 3/4/11 (d)	408	408
term loan 5.43% 3/4/11 (d)	1,572	1,572
United Rentals, Inc.:
term loan 5.31% 2/14/11 (d)	2,472	2,506
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (d)	499	506
Wackenhut Corrections Corp. term loan 5.606% 7/9/09 (d)	840	850
		44,432
Shipping - 0.2%
Baker Tanks, Inc. term loan 5.6408% 1/30/11 (d)	3,293	3,343
Horizon Lines LLC Tranche B, term loan 5.62% 7/7/11 (d)	3,821	3,859
		7,202
Super Retail - 0.2%
Alimentation Couche-Tard, Inc. term loan 4.764% 12/17/10 (d)	1,572	1,588
Blockbuster, Inc. Tranche A, term loan 4.81% 8/20/09 (d)	2,000	1,975
Buhrmann US, Inc. Tranche B1, term loan 5.155% 12/31/10 (d)	5,647	5,746
		9,309
Technology - 2.4%
Alliant Techsystems, Inc. Tranche B, term loan 4.6892% 3/31/11 (d)	3,232	3,232
AMI Semiconductor, Inc. term loan 4.36% 4/1/12 (d)	3,000	3,030
Amphenol Corp. Tranche B1, term loan 4.3325% 5/6/10 (d)	13,000	13,163
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Technology - continued
Anteon International Corp. term loan 4.8144% 12/31/10 (d)	$ 6,923	$ 6,975
Fairchild Semiconductor Corp. Tranche B3, term loan 4.688% 12/31/10 (d)	8,978	9,067
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.66% 3/9/13 (d)	32,375	32,254
Global Imaging Systems, Inc. term loan 4.4761% 5/10/10 (d)	2,729	2,743
K & F Industries, Inc. term loan 5.5693% 11/18/12 (d)	7,315	7,425
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (d)	5,973	5,995
Seagate Technology Holdings, Inc. term loan 5.3125% 5/13/07 (d)	1,950	1,982
Verifone, Inc. Tranche B, term loan 5.69% 6/30/11 (d)	2,968	2,968
Xerox Corp. term loan 4.82% 9/30/08 (d)	17,000	17,213
		106,047
Telecommunications - 7.1%
AAT Communications Corp. Tranche B, term loan 5.788% 1/16/12 (d)	14,963	15,150
Alaska Communications Systems Holding term loan 5.0925% 2/1/12 (d)	8,000	8,060
American Tower LP Tranche B, term loan 5.3891% 8/31/11 (d)	27,294	27,635
Centennial Cellular Operating Co. LLC term loan 5.4828% 2/9/11 (d)	14,870	15,019
FairPoint Communications, Inc. Tranche B, term loan 5.1725% 2/8/12 (d)	3,500	3,526
Inmarsat Ventures PLC:
Tranche B, term loan 6.0311% 12/17/10 (d)	1,715	1,723
Tranche C, term loan 6.5311% 12/17/11 (d)	1,718	1,726
Intelsat Ltd. term loan 4.8425% 7/28/11 (d)	17,367	17,453
Iowa Telecommunication Services, Inc. Tranche B, term loan 5.0838% 11/23/11 (d)	4,000	4,040
New Skies Satellites BV term loan 5.6155% 5/2/11 (d)	9,626	9,722
Nextel Partners Operating Corp. Tranche C, term loan 5.4375% 5/31/11 (d)	16,000	16,240
NTELOS, Inc. Tranche B, term loan 5.57% 8/24/11 (d)	6,983	6,965
Qwest Corp.:
Tranche A, term loan 7.39% 6/30/07 (d)	76,000	78,280
Tranche B, term loan 6.95% 6/30/10 (d)	9,000	8,730
SBA Senior Finance, Inc. Tranche C, term loan 5.9628% 10/31/08 (d)	12,793	12,953
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
SpectraSite Communications, Inc. Tranche B, term loan 4.52% 5/19/12 (d)	$ 26,583	$ 26,849
Triton PCS, Inc. term loan 6.32% 11/18/09 (d)	14,963	15,056
USA Mobility, Inc. term loan 5.47% 11/16/06 (d)	2,748	2,758
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 5.0747% 2/14/12 (d)	9,261	9,388
Western Wireless Corp.:
Tranche A, term loan 5.1927% 5/28/10 (d)	11,008	11,022
Tranche B, term loan 6.0142% 5/26/11 (d)	17,180	17,223
		309,518
Textiles & Apparel - 0.1%
Kosa Lux Finance BV/Kosa UK Finance BV/Arteva Global Holdings BV/Kosa Canada Co. Tranche B, term loan 5.875% 4/29/11 (d)	1,824	1,856
Polymer Group, Inc. term loan 6.34% 4/27/10 (d)	936	952
William Carter Co. Tranche C, term loan 5.0645% 9/30/08 (d)	410	415
		3,223
TOTAL FLOATING RATE LOANS (Cost $3,060,484)		3,081,811
Nonconvertible Bonds - 12.4%

Automotive - 0.0%
Delco Remy International, Inc. 7.1406% 4/15/09 (d)	1,000	1,000
Broadcasting - 0.9%
Granite Broadcasting Corp. 9.75% 12/1/10	4,545	4,147
Gray Television, Inc. 9.25% 12/15/11	1,000	1,085
Nexstar Broadcasting, Inc. 7% 1/15/14	4,760	4,284
Paxson Communications Corp. 5.8906% 1/15/10 (c)(d)	8,500	8,521
Radio One, Inc. 8.875% 7/1/11	7,000	7,455
Spanish Broadcasting System, Inc. 9.625% 11/1/09	3,000	3,143
XM Satellite Radio, Inc. 8.2425% 5/1/09 (d)	11,700	11,846
		40,481
Cable TV - 2.2%
Cablevision Systems Corp. 7.89% 4/1/09 (c)(d)	7,000	7,105
CSC Holdings, Inc.:
7.875% 12/15/07	6,000	6,135
10.5% 5/15/16	2,000	2,185
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Cable TV - continued
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	$ 3,000	$ 3,248
EchoStar DBS Corp. 6.35% 10/1/08 (d)	74,285	75,956
		94,629
Capital Goods - 0.1%
Tyco International Group SA yankee 6.375% 2/15/06	3,000	3,057
Chemicals - 0.8%
Borden US Finance Corp./Nova Scotia Finance ULC 7.8906% 7/15/10 (c)(d)	3,000	2,910
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	2,000	2,210
Georgia Gulf Corp. 7.625% 11/15/05	2,000	2,025
Huntsman Advanced Materials LLC 10.89% 7/15/08 (c)(d)	4,310	4,558
Huntsman ICI Chemicals LLC 10.125% 7/1/09	1,224	1,273
Huntsman International LLC 9.875% 3/1/09	3,000	3,233
Huntsman LLC 10.6406% 7/15/11 (c)(d)	2,000	2,120
Methanex Corp. yankee 7.75% 8/15/05	13,125	13,256
Millennium America, Inc. 7% 11/15/06	5,000	5,038
		36,623
Containers - 0.1%
Ball Corp. 7.75% 8/1/06	5,000	5,138
Diversified Financial Services - 0.3%
General Motors Acceptance Corp.:
3.695% 5/18/06 (d)	1,000	980
3.7% 3/20/07 (d)	2,000	1,895
4.3948% 10/20/05 (d)	10,000	9,978
		12,853
Diversified Media - 0.5%
Liberty Media Corp. 4.51% 9/17/06 (d)	22,000	22,261
Electric Utilities - 0.8%
AES Corp.:
8.5% 11/1/07	2,531	2,569
8.75% 6/15/08	4,000	4,230
Allegheny Energy Supply Co. LLC 10.25% 11/15/07 (c)	7,422	8,164
Allegheny Energy, Inc. 7.75% 8/1/05	3,000	2,993
CMS Energy Corp. 9.875% 10/15/07	12,000	12,885
Power Contract Financing LLC 5.2% 2/1/06 (c)	492	479
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Electric Utilities - continued
Southern California Edison Co. 8% 2/15/07	$ 250	$ 268
TECO Energy, Inc. 6.125% 5/1/07	4,000	4,060
		35,648
Energy - 1.4%
El Paso Corp. 7.875% 6/15/12	2,000	1,943
El Paso Energy Corp. 6.95% 12/15/07	3,350	3,317
Parker Drilling Co. 7.66% 9/1/10 (d)	2,000	2,045
Pemex Project Funding Master Trust 4.31% 6/15/10 (c)(d)	25,000	25,700
Premcor Refining Group, Inc.:
9.25% 2/1/10	2,000	2,160
9.5% 2/1/13	2,000	2,270
Sonat, Inc. 7.625% 7/15/11	3,000	2,869
Southern Natural Gas Co. 8.875% 3/15/10	840	903
Tesoro Petroleum Corp. 8% 4/15/08	1,000	1,050
The Coastal Corp.:
6.5% 5/15/06	6,000	6,038
7.5% 8/15/06	2,000	2,043
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	2,000	2,325
Williams Companies, Inc. Credit Linked Certificate Trust IV 5.9925% 5/1/09 (c)(d)	7,000	7,350
		60,013
Entertainment/Film - 0.5%
AMC Entertainment, Inc. 7.0444% 8/15/10 (c)(d)	21,000	21,735
Food and Drug Retail - 0.4%
Rite Aid Corp.:
6% 12/15/05 (c)	7,000	6,895
12.5% 9/15/06	8,000	8,640
Stater Brothers Holdings, Inc. 6.51% 6/15/10 (d)	1,950	1,911
		17,446
Food/Beverage/Tobacco - 0.1%
Canandaigua Brands, Inc. 8.625% 8/1/06	3,000	3,120
Dean Foods Co. 6.75% 6/15/05	3,000	3,000
		6,120
Gaming - 0.2%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,205
10.25% 8/1/07	2,000	2,190
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Gaming - continued
Penn National Gaming, Inc. 6.875% 12/1/11	$ 1,000	$ 1,000
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (c)	3,000	2,790
		8,185
Healthcare - 0.3%
HCA, Inc. 5.5% 12/1/09	4,000	3,960
HealthSouth Corp.:
6.875% 6/15/05	2,000	2,000
7.375% 10/1/06	2,000	2,015
Service Corp. International (SCI) 6.5% 3/15/08	3,000	2,985
		10,960
Leisure - 0.1%
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (c)(d)	6,140	6,401
Metals/Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	8,000	7,600
10.125% 2/1/10	11,470	12,617
		20,217
Paper - 0.1%
Ainsworth Lumber Co. Ltd. 6.84% 10/1/10 (d)	2,000	1,960
Boise Cascade LLC/Boise Cascade Finance Corp. 6.0156% 10/15/12 (c)(d)	2,190	2,174
		4,134
Publishing/Printing - 0.2%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	5,000	5,438
R.H. Donnelley Finance Corp. I 8.875% 12/15/10	5,000	5,425
		10,863
Shipping - 0.3%
General Maritime Corp. 10% 3/15/13	5,000	5,375
OMI Corp. 7.625% 12/1/13	2,000	2,005
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,475
Teekay Shipping Corp. yankee 8.32% 2/1/08	142	142
Ultrapetrol Bahamas Ltd. 9% 11/24/14	1,910	1,757
		12,754
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Steels - 0.3%
Ispat Inland ULC 9.85% 4/1/10 (d)	$ 13,000	$ 13,813
Technology - 0.4%
Freescale Semiconductor, Inc. 5.8906% 7/15/09 (d)	16,000	16,400
IOS Capital LLC 7.25% 6/30/08	85	86
		16,486
Telecommunications - 1.7%
AirGate PCS, Inc. 6.8906% 10/15/11 (c)(d)	2,000	2,040
America Movil SA de CV 3.805% 4/27/07 (d)	1,000	996
American Tower Corp. 9.375% 2/1/09	1,288	1,349
Crown Castle International Corp. 10.75% 8/1/11	4,000	4,260
Dobson Cellular Systems, Inc. 7.4925% 11/1/11 (c)(d)	5,000	5,075
Intelsat Ltd. 7.7938% 1/15/12 (c)(d)	7,000	7,105
New Skies Satellites BV 7.4375% 11/1/11 (c)(d)	3,000	3,045
Nextel Partners, Inc. 12.5% 11/15/09	3,000	3,300
Qwest Communications International, Inc. 6.5444% 2/15/09 (c)(d)	3,000	2,970
Rogers Communications, Inc.:
6.135% 12/15/10 (d)	22,310	22,756
6.375% 3/1/14	5,000	4,763
Rural Cellular Corp.:
7.51% 3/15/10 (d)	11,000	11,165
8.25% 3/15/12	6,000	6,060
		74,884
Textiles & Apparel - 0.2%
Levi Strauss & Co. 7.73% 4/1/12 (c)(d)	8,000	7,360
TOTAL NONCONVERTIBLE BONDS (Cost $545,173)		543,061
U.S. Treasury Obligations - 0.4%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Notes 3.375% 2/28/07 (Cost $16,922)	$ 17,000	$ 16,924
Commercial Mortgage Securities - 0.2%

Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004-ESA Class K, 5.45% 5/14/16 (c)(d)	8,000	8,006
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 5.6996% 12/15/09 (c)(d)	679	68
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,676)		8,074
Foreign Government and Government Agency Obligations - 0.0%

Venezuelan Republic 4.15% 4/20/11 (d) (Cost $2,405)	3,000	2,667
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	45	0
Money Market Funds - 17.1%

Fidelity Cash Central Fund, 2.84% (b)	620,897,131	620,897
Fidelity Money Market Central Fund, 2.94% (b)	126,944,872	126,945
TOTAL MONEY MARKET FUNDS (Cost $747,842)		747,842
Cash Equivalents - 0.4%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.86%, dated 4/29/05 due 5/2/05) (Cost $16,433)	$ 16,437	$ 16,433
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $4,397,935)		4,416,812
NET OTHER ASSETS - (0.9)%		(38,165)
NET ASSETS - 100%		$ 4,378,647
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $142,571,000 or 3.3% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $9,266,000 of which $7,189,000 and $2,077,000 will expire on October 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005

Assets
Investment in securities, at value (including repurchase agreements of $16,433) (cost $4,397,935) - See accompanying schedule		$ 4,416,812
Receivable for investments sold		33,518
Receivable for fund shares sold		14,355
Interest receivable		25,990
Prepaid expenses		9
Receivable from investment adviser for expense reductions		6
Other affiliated receivables		30
Total assets		4,490,720

Liabilities
Payable to custodian bank	$ 1,415
Payable for investments purchased	91,014
Payable for fund shares redeemed	12,996
Distributions payable	2,700
Accrued management fee	2,448
Distribution fees payable	631
Other affiliated payables	530
Other payables and accrued expenses	339
Total liabilities		112,073

Net Assets		$ 4,378,647
Net Assets consist of:
Paid in capital		$ 4,362,458
Undistributed net investment income		6,714
Accumulated undistributed net realized gain (loss) on investments		(9,402)
Net unrealized appreciation (depreciation) on investments		18,877
Net Assets		$ 4,378,647

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($339,153 ÷ 34,116 shares)	$ 9.94

Maximum offering price per share (100/96.25 of $9.94)	$ 10.33
Class T: Net Asset Value and redemption price per share ($493,681 ÷ 49,708 shares)	$ 9.93

Maximum offering price per share (100/97.25 of $9.93)	$ 10.21
Class B: Net Asset Value and offering price per share ($183,482 ÷ 18,475 shares)A	$ 9.93

Class C: Net Asset Value and offering price per share ($577,391 ÷ 58,089 shares)A	$ 9.94

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($2,527,163 ÷ 254,435 shares)	$ 9.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($257,777 ÷ 25,961 shares)	$ 9.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005

Investment Income
Interest		$ 94,275

Expenses
Management fee	$ 13,530
Transfer agent fees	2,455
Distribution fees	3,645
Accounting fees and expenses	616
Independent trustees' compensation	10
Custodian fees and expenses	66
Registration fees	244
Audit	66
Legal	117
Interest	1
Miscellaneous	186
Total expenses before reductions	20,936
Expense reductions	(39)	20,897
Net investment income		73,378
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,683
Change in net unrealized appreciation (depreciation) on investment securities		(15,558)
Net gain (loss)		(11,875)
Net increase (decrease) in net assets resulting from operations		$ 61,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 73,378	$ 68,126
Net realized gain (loss)	3,683	5,411
Change in net unrealized appreciation (depreciation)	(15,558)	21,689
Net increase (decrease) in net assets resulting from operations	61,503	95,226
Distributions to shareholders from net investment income	(73,141)	(69,224)
Distributions to shareholders from net realized gain	(3,785)	-
Total distributions	(76,926)	(69,224)
Share transactions - net increase (decrease)	835,191	2,081,242
Redemption fees	255	467
Total increase (decrease) in net assets	820,023	2,107,711

Net Assets
Beginning of period	3,558,624	1,450,913
End of period (including undistributed net investment income of $6,714 and undistributed net investment income of $6,477, respectively)	$ 4,378,647	$ 3,558,624

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30	Years ended October 31,
	2005	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.88	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income E	.181	.285	.292	.352	.580	.136
Net realized and unrealized gain (loss)	(.022)	.098	.447	(.264)	(.185)	(.047)
Total from investment operations	.159	.383	.739	.088	.395	.089
Distributions from net investment income	(.180)	(.295)	(.311)	(.339)	(.638)	(.150)
Distributions from net realized gain	(.010)	-	-	-	-	-
Total distributions	(.190)	(.295)	(.311)	(.339)	(.638)	(.150)
Redemption fees added to paid in capital E	.001	.002	.002	.001	.003	.001
Net asset value, end of period	$ 9.94	$ 9.97	$ 9.88	$ 9.45	$ 9.70	$ 9.94
Total Return B, C, D	1.61%	3.96%	7.95%	.90%	4.08%	.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.08% A	1.08%	1.10%	1.12%	1.14%	1.75% A
Expenses net of voluntary waivers, if any	1.08% A	1.08%	1.10%	1.10%	.99%	.78% A
Expenses net of all reductions	1.08% A	1.08%	1.09%	1.09%	.98%	.78% A
Net investment income	3.66% A	2.90%	3.04%	3.64%	5.93%	7.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 339	$ 299	$ 88	$ 37	$ 41	$ 9
Portfolio turnover rate	72% A	61%	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2005	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.87	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income E	.177	.276	.285	.342	.573	.131
Net realized and unrealized gain (loss)	(.021)	.098	.446	(.263)	(.195)	(.045)
Total from investment operations	.156	.374	.731	.079	.378	.086
Distributions from net investment income	(.177)	(.286)	(.303)	(.330)	(.631)	(.147)
Distributions from net realized gain	(.010)	-	-	-	-	-
Total distributions	(.187)	(.286)	(.303)	(.330)	(.631)	(.147)
Redemption fees added to paid in capital E	.001	.002	.002	.001	.003	.001
Net asset value, end of period	$ 9.93	$ 9.96	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Total Return B, C, D	1.58%	3.87%	7.87%	.80%	3.90%	.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.15% A	1.17%	1.18%	1.20%	1.22%	1.81% A
Expenses net of voluntary waivers, if any	1.15% A	1.17%	1.18%	1.19%	1.06%	.93% A
Expenses net of all reductions	1.15% A	1.17%	1.18%	1.19%	1.06%	.93% A
Net investment income	3.59% A	2.81%	2.96%	3.54%	5.86%	7.06% A
Supplemental Data
Net assets, end of period (in millions)	$ 494	$ 389	$ 113	$ 75	$ 76	$ 25
Portfolio turnover rate	72% A	61%	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30	Years ended October 31,
	2005	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.87	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income E	.153	.231	.243	.298	.525	.134
Net realized and unrealized gain (loss)	(.022)	.096	.444	(.263)	(.194)	(.056)
Total from investment operations	.131	.327	.687	.035	.331	.078
Distributions from net investment income	(.152)	(.239)	(.259)	(.286)	(.584)	(.139)
Distributions from net realized gain	(.010)	-	-	-	-	-
Total distributions	(.162)	(.239)	(.259)	(.286)	(.584)	(.139)
Redemption fees added to paid in capital E	.001	.002	.002	.001	.003	.001
Net asset value, end of period	$ 9.93	$ 9.96	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Total Return B, C, D	1.33%	3.38%	7.38%	.35%	3.42%	.79%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66% A	1.65%	1.64%	1.65%	1.66%	2.74% A
Expenses net of voluntary waivers, if any	1.65% A	1.65%	1.63%	1.64%	1.54%	1.23% A
Expenses net of all reductions	1.65% A	1.65%	1.63%	1.64%	1.54%	1.23% A
Net investment income	3.09% A	2.33%	2.50%	3.09%	5.38%	6.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 183	$ 184	$ 134	$ 118	$ 125	$ 24
Portfolio turnover rate	72% A	61%	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2005	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.87	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income E	.150	.224	.235	.290	.516	.125
Net realized and unrealized gain (loss)	(.022)	.107	.434	(.263)	(.184)	(.051)
Total from investment operations	.128	.331	.669	.027	.332	.074
Distributions from net investment income	(.149)	(.233)	(.251)	(.278)	(.575)	(.135)
Distributions from net realized gain	(.010)	-	-	-	-	-
Total distributions	(.159)	(.233)	(.251)	(.278)	(.575)	(.135)
Redemption fees added to paid in capital E	.001	.002	.002	.001	.003	.001
Net asset value, end of period	$ 9.94	$ 9.97	$ 9.87	$ 9.45	$ 9.70	$ 9.94
Total Return B, C, D	1.29%	3.41%	7.18%	.26%	3.42%	.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.72% A	1.71%	1.72%	1.73%	1.75%	2.41% A
Expenses net of voluntary waivers, if any	1.72% A	1.71%	1.71%	1.73%	1.64%	1.44% A
Expenses net of all reductions	1.71% A	1.71%	1.71%	1.73%	1.63%	1.44% A
Net investment income	3.02% A	2.27%	2.42%	3.00%	5.28%	6.55% A
Supplemental Data
Net assets, end of period (in millions)	$ 577	$ 524	$ 269	$ 235	$ 278	$ 48
Portfolio turnover rate	72% A	61%	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2005	2004	2003	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.87	$ 9.44	$ 9.52
Income from Investment Operations
Net investment income D	.193	.309	.311	.040
Net realized and unrealized gain (loss)	(.022)	.099	.450	(.084)
Total from investment operations	.171	.408	.761	(.044)
Distributions from net investment income	(.192)	(.320)	(.333)	(.037)
Distributions from net realized gain	(.010)	-	-	-
Total distributions	(.202)	(.320)	(.333)	(.037)
Redemption fees added to paid in capital D	.001	.002	.002	.001
Net asset value, end of period	$ 9.93	$ 9.96	$ 9.87	$ 9.44
Total Return B, C	1.74%	4.22%	8.20%	(.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	.84% A	.84%	.86%	1.15% A
Expenses net of voluntary waivers, if any	.84% A	.84%	.86%	.95% A
Expenses net of all reductions	.84% A	.84%	.86%	.94% A
Net investment income	3.90% A	3.14%	3.27%	3.99% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,527	$ 1,982	$ 811	$ 18
Portfolio turnover rate	72% A	61%	55%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 19, 2002 (commencement of operations) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2005	2004	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.86	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income D	.191	.304	.312	.365	.590	.151
Net realized and unrealized gain (loss)	(.021)	.110	.436	(.262)	(.193)	(.058)
Total from investment operations	.170	.414	.748	.103	.397	.093
Distributions from net investment income	(.191)	(.316)	(.330)	(.354)	(.650)	(.154)
Distributions from net realized gain	(.010)	-	-	-	-	-
Total distributions	(.201)	(.316)	(.330)	(.354)	(.650)	(.154)
Redemption fees added to paid in capital D	.001	.002	.002	.001	.003	.001
Net asset value, end of period	$ 9.93	$ 9.96	$ 9.86	$ 9.44	$ 9.69	$ 9.94
Total Return B, C	1.72%	4.29%	8.06%	1.06%	4.11%	.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.87% A	.87%	.90%	.94%	1.02%	2.32% A
Expenses net of voluntary waivers, if any	.87% A	.87%	.89%	.94%	.87%	.49% A
Expenses net of all reductions	.87% A	.87%	.89%	.93%	.87%	.49% A
Net investment income	3.87% A	3.11%	3.24%	3.79%	6.05%	7.50% A
Supplemental Data
Net assets, end of period (in millions)	$ 258	$ 182	$ 36	$ 18	$ 7	$ 1
Portfolio turnover rate	72% A	61%	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 30,265
Unrealized depreciation	(10,763)
Net unrealized appreciation (depreciation)	$ 19,502
Cost for federal income tax purposes	$ 4,397,310

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities and U.S. government securities, aggregated $1,781,542 and $1,253,586, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 243	$ 2
Class T	0%	.25%	545	35
Class B	.55%	.15%	638	503
Class C	.55%	.25%	2,219	1,176
			$ 3,645	$ 1,716
Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 149
Class T	39
Class B *	208
Class C *	183
$ 579

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Floating Rate High Income Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 289	.18 *
Class T	333	.15 *
Class B	193	.21 *
Class C	449	.16 *
Fidelity Floating Rate High Income Fund	1,054	.09 *
Institutional Class	137	.12 *
	$ 2,455

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,640 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,084. The weighted average interest rate was 2.34%. At period end, there were no bank borrowings outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.65%	$ 13

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $26.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 5,840	$ 5,424
Class T	7,732	5,689
Class B	2,777	3,704
Class C	8,253	8,778
Fidelity Floating Rate High Income Fund	44,258	42,798
Institutional Class	4,281	2,831
Total	$ 73,141	$ 69,224
From net realized gain
Class A	$ 311	$ -
Class T	412	-
Class B	184	-
Class C	543	-
Fidelity Floating Rate High Income Fund	2,131	-
Institutional Class	204	-
Total	$ 3,785	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	11,492	27,948	$ 114,763	$ 277,030
Reinvestment of distributions	467	400	4,660	3,973
Shares redeemed	(7,869)	(7,275)	(78,586)	(72,139)
Net increase (decrease)	4,090	21,073	$ 40,837	$ 208,864
Class T
Shares sold	18,413	35,957	$ 183,700	$ 356,199
Reinvestment of distributions	730	478	7,277	4,740
Shares redeemed	(8,439)	(8,867)	(84,204)	(87,803)
Net increase (decrease)	10,704	27,568	$ 106,773	$ 273,136
Class B
Shares sold	2,176	7,765	$ 21,714	$ 76,852
Reinvestment of distributions	220	270	2,192	2,676
Shares redeemed	(2,346)	(3,164)	(23,412)	(31,327)
Net increase (decrease)	50	4,871	$ 494	$ 48,201
Class C
Shares sold	12,449	32,885	$ 124,322	$ 325,903
Reinvestment of distributions	589	578	5,876	5,735
Shares redeemed	(7,483)	(8,222)	(74,726)	(81,504)
Net increase (decrease)	5,555	25,241	$ 55,472	$ 250,134
Fidelity Floating Rate High Income Fund
Shares sold	100,305	164,843	$ 1,001,061	$ 1,632,450
Reinvestment of distributions	4,017	3,750	40,053	37,164
Shares redeemed	(48,771)	(51,878)	(486,456)	(513,641)
Net increase (decrease)	55,551	116,715	$ 554,658	$ 1,155,973
Institutional Class
Shares sold	12,310	19,252	$ 122,811	$ 190,759
Reinvestment of distributions	183	117	1,824	1,162
Shares redeemed	(4,782)	(4,738)	(47,678)	(46,987)
Net increase (decrease)	7,711	14,631	$ 76,957	$ 144,934

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of April 30, 2005, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2005 and for the year ended October 31, 2004, and the financial highlights for the six months ended April 30, 2005 and for each of the five years in the period ended October 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2005, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2005 and for the year ended October 31, 2004, and its financial highlights for the six months ended April 30, 2005 and for each of the five years in the period ended October 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 22, 2005

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AFRI-USAN-0605
1.784878.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity

Floating Rate High Income

Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,016.10	$ 5.40
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.41
Class T
Actual	$ 1,000.00	$ 1,015.80	$ 5.75
HypotheticalA	$ 1,000.00	$ 1,019.09	$ 5.76
Class B
Actual	$ 1,000.00	$ 1,013.30	$ 8.24
HypotheticalA	$ 1,000.00	$ 1,016.61	$ 8.25
Class C
Actual	$ 1,000.00	$ 1,012.90	$ 8.58
HypotheticalA	$ 1,000.00	$ 1,016.27	$ 8.60
Fidelity Floating Rate High Income Fund
Actual	$ 1,000.00	$ 1,017.40	$ 4.20
HypotheticalA	$ 1,000.00	$ 1,020.63	$ 4.21
Institutional Class
Actual	$ 1,000.00	$ 1,017.20	$ 4.35
HypotheticalA	$ 1,000.00	$ 1,020.48	$ 4.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.08%
Class T	1.15%
Class B	1.65%
Class C	1.72%
Fidelity Floating Rate High Income Fund	.84%
Institutional Class	.87%

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Charter Communications Operating LLC	2.8	2.7
Qwest Corp.	2.0	2.2
EchoStar DBS Corp.	1.7	2.0
El Paso Corp.	1.6	0.1
Texas Genco LLC	1.3	0.0
	9.4
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Cable TV	12.9	11.5
Telecommunications	8.8	9.4
Healthcare	6.0	5.9
Electric Utilities	4.9	6.3
Energy	4.4	3.7
Quality Diversification (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
U.S. Government and U.S. Government Agency Obligations 0.4%	U.S. Government and U.S. Government Agency Obligations 0.0%
AAA, AA, A 0.0%	AAA, AA, A 0.1%
BBB 2.3%	BBB 2.5%
BB 34.6%	BB 31.4%
B 31.7%	B 33.9%
CCC, CC, C 1.4%	CCC, CC, C 1.9%
D 0.0%	D 0.0%
Not Rated 13.0%	Not Rated 17.6%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 16.6%	Short-Term Investments and Net Other Assets 12.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2005 *		As of October 31, 2004 **
	Floating Rate Loans 70.4%		Floating Rate Loans 73.5%
	Nonconvertible Bonds 12.4%		Nonconvertible Bonds 13.6%
	U.S. Government and U.S. Government Agency Obligations 0.4%		U.S. Government and U.S. Government Agency Obligations 0.0%
	Foreign Government & Government Agency Obligations 0.0%		Foreign Government & Government Agency Obligations 0.1%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 16.6%		Short-Term Investments and Net Other Assets 12.6%
* Foreign investments	5.7%	** Foreign investments	4.7%

Semiannual Report

Investments April 30, 2005

Showing Percentage of Net Assets

Floating Rate Loans (e) - 70.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Aerospace - 0.5%
DRS Technologies, Inc. term loan 4.9728% 11/4/10 (d)	$ 767	$ 778
Standard Aero Holdings, Inc. term loan 5.5892% 8/24/12 (d)	6,646	6,754
Titan Corp. Tranche B, term loan 5.7004% 6/30/09 (d)	6,887	6,982
Transdigm, Inc. term loan 5.3% 7/22/10 (d)	1,580	1,599
United Defense Industries, Inc. Tranche B, term loan 5.07% 8/13/09 (d)	4,727	4,727
		20,840
Automotive - 2.0%
Accuride Corp. term loan 5.308% 1/31/12 (d)	5,659	5,659
Advance Auto Parts, Inc. Tranche B, term loan 4.7438% 9/30/10 (d)	2,995	3,029
Affinia Group, Inc. Tranche B, term loan 5.44% 11/30/11 (d)	5,521	5,563
AM General LLC Tranche B1, term loan 7.6379% 11/1/11 (d)	1,950	2,028
CSK Automotive, Inc. Tranche B, term loan 4.85% 8/10/10 (d)	1,970	1,995
Enersys Capital, Inc. term loan 4.9923% 3/17/11 (d)	993	1,005
Federal-Mogul Corp. Tranche C, term loan 6.81% 1/1/49 (d)	2,000	2,000
Goodyear Tire & Rubber Co.:
Tranche 1, 4.67% 4/30/10 (d)	17,320	17,493
Tranche 2, term loan 5.89% 4/30/10 (d)	7,500	7,406
Key Safety Systems, Inc. Tranche B, term loan 5.8625% 6/24/10 (d)	2,819	2,833
Mark IV Industries, Inc. Tranche B, term loan 6.2366% 6/23/11 (d)	2,978	3,015
SPX Corp. Tranche B1, term loan 5.375% 9/30/09 (d)	4,679	4,691
Tenneco Auto, Inc.:
Tranche B, term loan 5.12% 12/12/10 (d)	3,042	3,072
Tranche B1, Credit-Linked Deposit 5.11% 12/12/10 (d)	1,336	1,350
Travelcenters of America, Inc. term loan 4.51% 10/1/08 (d)	6,000	6,060
TRW Automotive Holdings Corp.:
Tranche B, term loan 4.375% 6/30/12 (d)	2,306	2,306
Tranche E, term loan 3.88% 10/31/10 (d)	14,963	14,963
United Components, Inc. Tranche C, term loan 5.29% 6/30/10 (d)	1,417	1,435
		85,903
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Broadcasting - 1.7%
Cumulus Media, Inc.:
Tranche A1, term loan 4.8125% 3/28/09 (d)	$ 4,881	$ 4,906
Tranche E, term loan 4.8125% 3/28/10 (d)	8,317	8,380
Tranche F, term loan 4.5625% 3/28/10 (d)	2,985	3,007
Emmis Operating Co. Tranche B, term loan 4.66% 11/10/11 (d)	21,945	22,219
Gray Television, Inc. term loan 4.8961% 6/30/11 (d)	4,988	5,050
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (d)	15,000	15,075
Radio One, Inc. Tranche A, term loan 3.575% 6/30/07 (d)	2,065	2,065
Raycom TV Broadcasting, Inc.:
Tranche A, term loan 4.9375% 10/6/11 (d)	2,000	2,008
Tranche B, term loan 5.125% 4/6/12 (d)	3,000	3,034
Sinclair Television Group, Inc.:
Tranche A, term loan 6.25% 6/30/09 (d)	1,800	1,800
Tranche C, term loan 6.5% 12/31/09 (d)	2,115	2,115
Spanish Broadcasting System, Inc. term loan 6.32% 10/30/09 (d)	4,789	4,837
		74,496
Building Materials - 1.0%
Contech Construction Products, Inc., Ohio term loan 5.6328% 11/30/10 (d)	3,372	3,418
Goodman Global Holdings, Inc. term loan 5.5% 12/23/11 (d)	10,424	10,580
Masonite International Corp. term loan 6.9998% 4/6/15 (d)	16,500	16,500
National Waterworks, Inc. Tranche B1, term loan 5.6% 11/22/09 (d)	1,684	1,707
Nortek Holdings, Inc. term loan 5.3442% 8/27/11 (d)	11,940	12,089
		44,294
Cable TV - 10.7%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (d)	30,350	30,502
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B, term loan 5.7% 9/1/11 (d)	2,700	2,727
Century Cable Holdings LLC Tranche B, term loan:
7.75% 6/30/09 (d)	2,703	2,670
7.75% 12/31/09 (d)	2,750	2,712
Century-TCI California LP term loan 5.75% 12/31/07 (d)	10,016	10,004
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Cable TV - continued
Charter Communications Operating LLC:
Tranche A, term loan 6.19% 4/27/10 (d)	$ 9,000	$ 8,865
Tranche B, term loan 6.4398% 4/7/11 (d)	113,231	111,944
Cox Communications, Inc. term loan 3.845% 12/8/09 (d)	16,000	16,000
DIRECTV Holdings LLC Tranche B, term loan 4.4538% 4/13/13 (d)	36,520	36,657
Hilton Head Communications LP Tranche B, term loan 7% 3/31/08 (d)	7,150	7,034
Insight Midwest Holdings LLC:
Tranche A, term loan 4.5% 6/30/09 (d)	23,499	23,881
Tranche B, term loan:
5.75% 12/31/09 (d)	13,832	14,005
5.75% 12/31/09 (d)	988	1,002
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B, term loan 5.3634% 9/30/10 (d)	3,970	3,970
Mediacom LLC Tranche B, term loan 5.1641% 3/31/13 (d)	13,965	14,105
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (d)	42,647	43,073
Olympus Cable Holdings LLC:
Tranche A, term loan 7% 6/30/10 (d)	13,200	13,002
Tranche B, term loan 7.75% 9/30/10 (d)	1,500	1,491
PanAmSat Corp. Tranche B, term loan 5.31% 8/20/11 (d)	52,597	53,255
Rainbow Media Holdings, Inc. Tranche B, term loan 5.69% 3/31/12 (d)	6,000	6,105
Telewest Global Finance LLC:
Tranche B, term loan 5.3917% 12/20/12 (d)	11,216	11,384
Tranche C, term loan 5.8917% 12/20/13 (d)	8,577	8,705
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (d)	33,000	32,959
UPC Distribution Holdings BV Tranche F, term loan 6.6% 12/31/11 (d)	11,008	11,146
		467,198
Capital Goods - 1.5%
AGCO Corp. term loan 4.8239% 7/3/09 (d)	9,389	9,530
Alliance Laundry Systems LLC term loan 5.12% 1/27/12 (d)	2,356	2,383
Amsted Industries, Inc. Tranche B, term loan 5.8997% 10/15/10 (d)	6,787	6,889
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital Goods - continued
Bucyrus International, Inc. term loan 5.0697% 7/28/10 (d)	$ 2,087	$ 2,113
Dresser, Inc. Tranche C, term loan 5.6% 4/10/09 (d)	4,278	4,364
Dresser-Rand Group, Inc. Tranche B, term loan 5.3569% 10/29/11 (d)	7,978	8,078
Flowserve Corp. Tranche C, term loan 5.8349% 6/30/09 (d)	1,195	1,207
Hexcel Corp. Tranche B, term loan 4.8322% 3/1/12 (d)	6,150	6,212
Invensys International Holding Ltd.:
Tranche A, term loan 5.9513% 3/5/09 (d)	1,946	1,965
Tranche B1, term loan 6.8813% 9/4/09 (d)	12,749	12,908
Terex Corp.:
term loan 5.39% 12/31/09 (d)	1,496	1,511
Tranche B, term loan 4.89% 7/3/09 (d)	7,347	7,421
TriMas Corp. Tranche B, term loan 6.8994% 12/31/09 (d)	863	876
		65,457
Chemicals - 3.3%
Celanese AG Credit-Linked Deposit 5.3706% 4/6/09 (d)	6,000	6,090
Celanese Holding LLC term loan:
delay draw 4/6/11 (d)	4,982	5,050
5.625% 4/6/11 (d)	34,962	35,443
Cognis Deutschland Gmbh & Co. Kg term loan 7.2225% 11/15/13 (d)	1,000	1,031
Hercules, Inc. Tranche B, term loan 4.8715% 10/8/10 (d)	5,452	5,507
Huntsman International LLC term loan 5.5% 12/31/10 (d)	16,512	16,800
Huntsman LLC Tranche B, term loan 6.05% 3/31/10 (d)	18,800	19,153
Innophos, Inc. Tranche B, term loan 5.3946% 8/13/10 (d)	4,380	4,424
Mosaic Co. Tranche B, term loan 4.7614% 2/21/12 (d)	10,800	10,881
Nalco Co. Tranche B, term loan 4.9982% 11/4/10 (d)	18,536	18,768
PQ Corp. term loan 5.125% 2/11/12 (d)	2,950	2,980
Rockwood Specialties Group, Inc. Tranche B, term loan 5.43% 7/30/12 (d)	14,700	14,847
SGL Carbon LLC term loan 5.9895% 12/31/09 (d)	2,881	2,896
		143,870
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Consumer Products - 1.9%
American Achievement Corp. Tranche B, term loan 5.2513% 3/25/11 (d)	$ 3,152	$ 3,195
Central Garden & Pet Co. Tranche B, term loan 4.6998% 5/14/09 (d)	983	992
Church & Dwight Co., Inc. Tranche B, term loan 4.81% 5/28/11 (d)	8,819	8,940
Del Laboratories, Inc. term loan 5.2762% 7/27/11 (d)	4,938	4,968
Jarden Corp. term loan 5.0925% 1/24/12 (d)	11,151	11,207
Jostens IH Corp. Tranche B, term loan 5.19% 10/4/11 (d)	14,308	14,486
Rayovac Corp. term loan 4.9122% 2/7/12 (d)	5,100	5,170
Revlon Consumer Products Corp. term loan 8.9971% 7/9/10 (d)	8,750	9,056
Sealy Mattress Co. Tranche D, term loan 4.9686% 4/6/12 (d)	10,500	10,553
Simmons Bedding Co. Tranche C, term loan 5.8154% 12/19/11 (d)	5,821	5,851
Simmons Co. term loan 7% 6/19/12 (d)	2,000	2,020
The Scotts Co. term loan 4.5625% 9/30/10 (d)	2,481	2,512
Weight Watchers International, Inc.:
Tranche B, term loan 4.79% 3/31/10 (d)	1,217	1,230
Tranche C, term loan 4.65% 3/31/10 (d)	1,990	2,000
		82,180
Containers - 2.4%
Ball Corp. Tranche B1, term loan 4.8144% 12/19/09 (d)	3,392	3,452
Berry Plastics Corp. term loan 4.77% 7/22/10 (d)	1,709	1,734
BWAY Corp. Tranche B term loan 5.25% 6/30/11 (d)	5,468	5,550
Graham Packaging Holdings Co. Tranche B1, term loan 5.6352% 10/4/11 (d)	44,089	44,751
Intertape Polymer, Inc. Tranche B, term loan 5.1425% 7/28/11 (d)	6,963	7,041
Owens-Illinois Group, Inc.:
Tranche A1, term loan 5.53% 4/1/07 (d)	6,328	6,438
Tranche B1, term loan 5.73% 4/1/08 (d)	5,206	5,310
Owens-Illinois, Inc. Tranche C1, term loan 5.85% 4/1/08 (d)	4,860	4,939
Printpack Holdings, Inc. Tranche C, term loan 5.3125% 3/31/09 (d)	726	733
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Containers - continued
Silgan Holdings, Inc. Tranche B, term loan 4.87% 11/30/08 (d)	$ 11,916	$ 12,035
Solo Cup Co. term loan 5.324% 2/27/11 (d)	13,423	13,557
		105,540
Diversified Financial Services - 0.2%
Global Cash Access LLC/Global Cash Access Finance Corp. Tranche B, term loan 5.3144% 3/10/10 (d)	5,620	5,690
Newkirk Master LP term loan 7.5644% 11/24/06 (d)	1,792	1,814
Refco Finance Holdings LLC term loan 5.02% 8/5/11 (d)	3,230	3,262
		10,766
Diversified Media - 0.8%
Adams Outdoor Advertising Ltd. term loan 5.15% 10/18/12 (d)	3,128	3,171
CanWest Media, Inc. Tranche E, term loan 5.0444% 8/15/09 (d)	3,426	3,452
Entravision Communications Corp. Tranche B, term loan 4.84% 2/24/12 (d)	6,000	6,090
Lamar Media Corp.:
Tranche A, term loan 4.1899% 6/30/09 (d)	1,925	1,935
Tranche C, term loan 4.6248% 6/30/10 (d)	15,905	16,024
R.H. Donnelley Corp. Tranche A3, term loan 4.7432% 12/31/09 (d)	2,739	2,777
Thomson Media, Inc. Tranche B1, term loan 5.3425% 11/8/11 (d)	3,494	3,538
		36,987
Electric Utilities - 4.1%
AES Corp. term loan 5.41% 8/10/11 (d)	5,429	5,510
Allegheny Energy Supply Co. LLC Tranche B, term loan 5.6922% 3/8/11 (d)	21,837	22,028
Calpine Generating Co. LLC term loan 6.61% 4/1/09 (d)	4,000	4,010
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (d)	31,950	33,388
Coleto Creek WLE LP Tranche B, term loan 5.3144% 6/30/11 (d)	6,595	6,628
Dynegy Holdings, Inc. term loan 6.87% 5/28/10 (d)	8,238	8,300
Midwest Generation LLC term loan 5.3011% 4/27/11 (d)	931	938
NorthWestern Energy Corp. term loan 4.6144% 11/1/11 (d)	3,738	3,775
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Electric Utilities - continued
NRG Energy, Inc.:
Credit-Linked Deposit 4.8675% 12/24/11 (d)	$ 8,094	$ 8,175
term loan 5.2532% 12/24/11 (d)	10,380	10,484
Riverside Energy Center LLC:
term loan 7.44% 6/24/11 (d)	13,033	13,359
Credit-Linked Deposit 6.98% 6/24/11 (d)	595	604
Texas Genco LLC term loan 5.0602% 12/14/11 (d)	55,664	56,151
Tucson Electric Power Co. Tranche B, Credit-Linked Deposit 5.2925% 6/30/09 (d)	7,000	7,000
		180,350
Energy - 3.0%
ATP Oil & Gas Corp. term loan 8.5884% 4/14/10 (d)	2,000	2,010
Belden & Blake Corp. term loan 5.7576% 7/7/11 (d)	4,909	4,909
Buckeye Pipe Line Co. term loan 5.425% 12/17/11 (d)	2,989	2,997
El Paso Corp.:
Credit-Linked Deposit 5.44% 11/22/09 (d)	25,375	25,438
term loan 5.875% 11/22/09 (d)	42,292	42,503
Lyondell-Citgo Refining LP term loan 4.5913% 5/21/07 (d)	7,940	8,019
Magellan Midstream Holdings LP term loan 5.09% 12/10/11 (d)	3,816	3,845
Premcor Refining Group, Inc. Credit-Linked Deposit 4.605% 4/13/09 (d)	9,000	9,023
Pride Offshore, Inc. term loan 4.64% 7/7/11 (d)	4,893	4,948
Regency Gas Services LLC Tranche 1, term loan 5.7305% 6/1/10 (d)	3,791	3,847
SemGroup LP term loan 6.3423% 3/1/11 (d)	4,000	4,030
Universal Compression, Inc. term loan 4.85% 2/15/12 (d)	8,000	8,100
Williams Production RMT Co. Tranche C, term loan 5.46% 5/30/08 (d)	13,880	14,054
		133,723
Entertainment/Film - 2.3%
Alliance Atlantis Communications, Inc. Tranche B, term loan 4.761% 12/19/11 (d)	4,000	4,015
Carmike Cinemas, Inc. term loan 8% 2/4/09 (d)	3,362	3,421
Cinemark USA, Inc. term loan 4.35% 3/31/11 (d)	10,841	11,003
Loews Cineplex Entertainment Corp. term loan 5.1985% 6/30/11 (d)	23,044	23,390
MGM Holdings II, Inc. Tranche B, term loan 5.38% 4/8/12 (d)	30,000	30,000
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Entertainment/Film - continued
Regal Cinemas Corp. term loan 4.8425% 11/10/10 (d)	$ 25,756	$ 26,014
Wallace Theatre Corp. Tranche 1, term loan 6.35% 7/31/09 (d)	1,985	2,015
		99,858
Environmental - 0.9%
Allied Waste Industries, Inc.:
term loan 5.1444% 1/15/12 (d)	26,818	26,818
Tranche A, Credit-Linked Deposit 4.87% 1/15/12 (d)	9,932	9,932
Waste Services, Inc. Tranche B, term loan 7.44% 3/31/11 (d)	995	1,005
		37,755
Food and Drug Retail - 1.3%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 5.4997% 7/30/11 (d)	30,348	30,841
Rite Aid Corp. term loan 4.7346% 9/21/09 (d)	27,867	27,937
		58,778
Food/Beverage/Tobacco - 1.5%
Commonwealth Brands, Inc. term loan 6.375% 8/28/07 (d)	409	417
Constellation Brands, Inc. Tranche B, term loan 4.9913% 11/30/11 (d)	39,388	39,584
Dean Foods Co. Tranche A, term loan 4.35% 8/13/09 (d)	2,000	2,015
Del Monte Corp. Tranche B, term loan 4.69% 2/8/12 (d)	1,800	1,825
Dr Pepper/Seven Up Bottling Group, Inc. Tranche B, term loan 5.319% 12/19/10 (d)	9,304	9,456
Herbalife International, Inc. term loan 5.1605% 12/21/10 (d)	2,489	2,498
Michael Foods, Inc. Tranche B, term loan 5.0708% 11/21/10 (d)	7,758	7,894
Reddy Ice Group, Inc. term loan:
delay draw 4/29/12 (d)	2,000	2,013
5.5644% 8/15/09 (d)	788	793
5.5644% 8/15/09 (d)	296	296
		66,791
Gaming - 2.0%
Alliance Gaming Corp. term loan 5.65% 9/5/09 (d)	3,734	3,725
Ameristar Casinos, Inc.:
term loan 5.0625% 12/20/06 (d)	2,587	2,629
Tranche B, term loan 5.0625% 12/20/06 (d)	2,022	2,055
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Gaming - continued
Argosy Gaming Co. term loan 4.85% 6/30/11 (d)	$ 2,388	$ 2,388
Boyd Gaming Corp. term loan 4.8292% 6/30/11 (d)	11,414	11,542
Choctaw Resort Development Enterprise term loan 5.3474% 11/4/11 (d)	2,377	2,404
Green Valley Ranch Gaming LLC term loan 5.1013% 12/17/11 (d)	3,726	3,777
Herbst Gaming, Inc. term loan 5.6243% 1/7/11 (d)	3,600	3,654
Isle of Capri Casinos, Inc. term loan 4.6091% 2/4/11 (d)	1,596	1,616
Marina District Finance Co., Inc. term loan 4.9859% 10/14/11 (d)	8,658	8,756
Pinnacle Entertainment, Inc. term loan:
LIBOR + 3% 8/27/10 (d)	758	760
6.07% 8/27/10 (d)	875	888
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 7.5% 4/29/12 (d)	5,431	5,465
Venetian Casino Resort LLC Tranche B, term loan 4.81% 6/15/11 (d)	24,200	24,261
Wynn Las Vegas LLC term loan 5.175% 12/14/11 (d)	12,650	12,824
		86,744
Healthcare - 5.7%
Accredo Health, Inc. Tranche B, term loan 4.82% 6/30/11 (d)	4,627	4,633
Advanced Medical Optics, Inc. term loan
4.8424% 6/25/09 (d)	3,870	3,918
Alliance Imaging, Inc. Tranche C1, term loan 5.3909% 12/29/11 (d)	2,736	2,774
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.3521% 2/7/12 (d)	7,200	7,290
Beverly Enterprises, Inc. term loan 5.6486% 10/22/08 (d)	1,970	1,980
Community Health Systems, Inc. term loan 4.64% 8/19/11 (d)	36,392	36,619
Concentra Operating Corp. term loan 5.1501% 6/30/10 (d)	4,563	4,631
CONMED Corp. Tranche C, term loan 5.022% 12/15/09 (d)	442	448
Cooper Companies, Inc. Tranche B, term loan 4.5625% 1/6/12 (d)	10,780	10,888
Express Scripts, Inc. Tranche B, term loan 4.1317% 2/13/10 (d)	4,950	5,000
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Healthcare - continued
Fisher Scientific International, Inc. term loan 4.5925% 8/2/11 (d)	$ 7,940	$ 8,009
HCA, Inc. term loan 4.07% 11/9/09 (d)	17,000	16,873
HealthSouth Corp.:
Credit-Linked Deposit 5.7235% 6/14/07 (d)	3,719	3,737
term loan 5.52% 6/14/07 (d)	13,781	13,850
Iasis Healthcare LLC Tranche B, term loan 5.3699% 6/22/11 (d)	14,394	14,627
Kinetic Concepts, Inc. Tranche B1, term loan 4.85% 8/11/10 (d)	4,512	4,585
LifePoint Hospitals, Inc. Tranche B, term loan 4.5841% 4/15/12 (d)	25,000	25,031
Multiplan, Inc. term loan 5.85% 3/4/09 (d)	2,417	2,450
PacifiCare Health Systems, Inc. Tranche B, term loan 4.5365% 12/6/10 (d)	19,950	20,050
Renal Care Group, Inc. term loan 4.5797% 2/10/09 (d)	2,845	2,834
Select Medical Holdings Corp. Tranche B, term loan 4.63% 2/24/12 (d)	4,000	3,985
Skilled Healthcare Group, Inc. term loan 5.6404% 7/31/10 (d)	5,363	5,417
Sybron Dental Management, Inc. term loan 4.8499% 6/6/09 (d)	572	572
Triad Hospitals, Inc.:
Tranche A, term loan 5.07% 3/31/07 (d)	154	155
Tranche B, term loan 5.32% 9/30/08 (d)	7,350	7,469
U.S. Oncology, Inc. Tranche B, term loan 5.8046% 8/20/11 (d)	8,619	8,749
Vanguard Health Holding Co. I term loan 6.34% 9/23/11 (d)	5,821	5,923
Vicar Operating, Inc. Tranche F, term loan 4.875% 9/30/08 (d)	2,103	2,103
VWR Corp. Tranche B, term loan 5.65% 4/7/11 (d)	6,773	6,884
Warner Chilcott Corp. term loan 6.3557% 1/18/12 (d)	20,000	20,150
		251,634
Homebuilding/Real Estate - 1.9%
Apartment Investment & Management Co. term loan 4.75% 11/2/09 (d)	2,100	2,132
Blount, Inc. Tranche B, term loan 5.8615% 8/9/10 (d)	3,533	3,586
CB Richard Ellis Services, Inc. term loan 4.8748% 3/31/10 (d)	6,440	6,488
Corrections Corp. of America Tranche C, term loan 4.9091% 3/31/08 (d)	693	697
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Homebuilding/Real Estate - continued
Crescent Real Estate Funding XII LP term loan 5.11% 1/12/06 (d)	$ 3,044	$ 3,051
General Growth Properties, Inc.:
Tranche A, term loan 5.11% 11/12/07 (d)	24,905	25,029
Tranche B, term loan 5.1% 11/12/08 (d)	25,944	26,106
Landsource Communication Development LLC Tranche B, term loan 5.5% 3/31/10 (d)	3,800	3,848
LNR Property Corp. Tranche B, term loan 5.81% 2/3/08 (d)	7,840	7,869
Macerich Partnership LP/Galahad Group Corp. term loan 6.35% 4/15/06 (d)	2,000	2,000
Maguire Properties, Inc. Tranche B, term loan 4.6206% 3/15/10 (d)	3,000	3,015
		83,821
Hotels - 0.6%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.3144% 10/9/06 (d)	12,558	12,589
Wyndham International, Inc. term loan:
7.6875% 6/30/06 (d)	11,844	11,844
8.6875% 4/1/06 (d)	2,448	2,448
		26,881
Insurance - 0.2%
Conseco, Inc. term loan 6.5644% 6/22/10 (d)	5,744	5,837
USI Holdings Corp. term loan 5.69% 8/11/09 (d)	1,965	1,970
		7,807
Leisure - 1.0%
Six Flags Theme Park, Inc. Tranche B, term loan 5.38% 6/30/09 (d)	22,430	22,598
Universal City Development Partners Ltd. term loan 4.9035% 6/9/11 (d)	18,045	18,315
Yankees Holdings LP term loan 5.346% 6/25/07 (d)	943	952
		41,865
Metals/Mining - 1.8%
Compass Minerals Tranche B, term loan 5.5952% 11/28/09 (d)	138	139
Foundation Pennsylvania Coal Co. Tranche B, term loan 5.0294% 7/30/11 (d)	20,233	20,536
ICG LLC term loan 5.88% 10/1/10 (d)	8,696	8,707
Murray Energy Corp. Tranche 1, term loan 5.9375% 1/28/10 (d)	3,000	2,993
Novelis, Inc. term loan 4.5% 1/7/12 (d)	20,692	20,925
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Metals/Mining - continued
Peabody Energy Corp. term loan 4.0426% 3/21/10 (d)	$ 14,917	$ 14,973
Stillwater Mining Co. term loan 6.388% 7/30/10 (d)	2,662	2,718
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 7.5% 3/23/11 (d)	6,000	5,993
		76,984
Paper - 3.3%
Appleton Papers, Inc. term loan 5.169% 6/11/10 (d)	5,955	6,015
Boise Cascade Holdings LLC Tranche B, term loan 4.74% 10/26/11 (d)	32,500	32,744
Buckeye Technologies, Inc. term loan 4.6841% 3/15/08 (d)	3,246	3,287
Escanaba Timber LLC term loan 7.75% 5/2/08 (d)	5,020	5,045
Georgia-Pacific Corp. term loan 4.3663% 7/2/09 (d)	21,000	20,974
Graphic Packaging International, Inc. Tranche B, term loan 5.5063% 8/8/10 (d)	16,094	16,356
Jefferson Smurfit Corp. U.S.:
Tranche B, term loan 5.8242% 9/16/10 (d)	336	340
Tranche C, term loan 6.3242% 9/16/11 (d)	367	372
Koch Cellulose LLC:
term loan 5.34% 5/7/11 (d)	7,729	7,835
Credit-Linked Deposit 4.6% 5/7/11 (d)	2,375	2,407
NewPage Corp. term loan 8% 5/2/11 (d)	7,000	7,044
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.01% 11/1/10 (d)	4,164	4,237
Tranche B, term loan 4.8027% 11/1/11 (d)	29,538	30,057
Tranche C, term loan 4.9168% 11/1/11 (d)	7,920	8,059
		144,772
Publishing/Printing - 2.8%
Advanstar Communications, Inc. Tranche B, term loan 7.57% 10/11/07 (d)	154	155
Advertising Directory Solutions, Inc.:
Tranche 1, term loan 5.07% 11/9/11 (d)	16,793	16,793
Tranche 2, term loan 6.82% 5/9/12 (d)	6,743	6,886
American Media Operations, Inc. Tranche C1, term loan 5.875% 4/1/07 (d)	2,511	2,555
CBD Media, Inc. Tranche D, term loan 5.63% 12/31/09 (d)	6,474	6,538
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 4.7163% 11/8/08 (d)	3,415	3,449
Tranche B, term loan 4.6367% 5/8/09 (d)	6,639	6,706
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Publishing/Printing - continued
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 5.0418% 9/9/09 (d)	$ 2,979	$ 3,008
Tranche B, term loan 4.7584% 9/9/10 (d)	13,379	13,513
Freedom Communication Holding, Inc. Tranche A, term loan 4.1833% 5/18/10 (d)	785	785
Freedom Communications, Inc. Tranche B, term loan 4.5968% 5/18/12 (d)	11,000	11,000
Herald Media, Inc. term loan 5.56% 7/22/11 (d)	2,481	2,512
Liberty Group Operating, Inc. Tranche B, term loan 5.625% 2/28/12 (d)	1,500	1,523
MediaNews Group, Inc. Tranche C, term loan 4.57% 12/30/10 (d)	9,925	9,987
Morris Communications Co. LLC:
Tranche A, term loan 4.625% 9/30/10 (d)	988	994
Tranche C, term loan 4.875% 3/31/11 (d)	1,995	2,015
R.H. Donnelley Corp. Tranche B2, term loan 4.8023% 6/30/11 (d)	26,189	26,418
Sun Media Corp. Canada Tranche B, term loan 5.19% 2/7/09 (d)	1,738	1,764
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B1, term loan 5.4556% 2/25/11 (d)	5,253	5,253
		121,854
Railroad - 0.4%
Helm Holding Corp. Tranche B, term loan 5.7997% 7/2/10 (d)	2,289	2,311
Kansas City Southern Railway Co. Tranche B1, term loan 4.8109% 3/30/08 (d)	9,975	10,075
RailAmerica, Inc. term loan 4.875% 9/29/11 (d)	4,558	4,626
		17,012
Restaurants - 0.6%
AFC Enterprises, Inc. Tranche B, term loan 7.75% 3/31/06 (d)	769	769
Carrols Corp. Tranche B, term loan 5.625% 12/31/10 (d)	3,990	4,050
CKE Restaurants, Inc. term loan 4.9375% 5/1/10 (d)	1,602	1,618
Domino's, Inc. term loan 4.875% 6/25/10 (d)	9,643	9,788
Jack in the Box, Inc. term loan 4.8491% 1/8/11 (d)	3,552	3,596
Landry's Seafood Restaurants, Inc. term loan 4.5312% 12/28/10 (d)	6,085	6,146
Ruth's Chris Steak House, Inc. term loan 6.0037% 3/11/11 (d)	1,924	1,953
		27,920
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Services - 1.0%
CACI International, Inc. term loan 4.96% 4/30/11 (d)	$ 4,955	$ 4,955
Coinmach Corp. Tranche B, term loan 6.0408% 7/25/09 (d)	2,231	2,262
Coinstar, Inc. term loan 5.13% 7/1/11 (d)	6,137	6,229
Iron Mountain, Inc.:
term loan 4.6875% 4/2/11 (d)	11,310	11,423
Tranche R, term loan 4.75% 4/2/11 (d)	4,983	5,033
JohnsonDiversey, Inc. Tranche B, term loan 4.5057% 11/3/09 (d)	5,774	5,796
Knowledge Learning Corp. term loan 5.57% 1/7/12 (d)	2,878	2,892
Rural/Metro Corp.:
Credit-Linked Deposit 5.37% 3/4/11 (d)	408	408
term loan 5.43% 3/4/11 (d)	1,572	1,572
United Rentals, Inc.:
term loan 5.31% 2/14/11 (d)	2,472	2,506
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (d)	499	506
Wackenhut Corrections Corp. term loan 5.606% 7/9/09 (d)	840	850
		44,432
Shipping - 0.2%
Baker Tanks, Inc. term loan 5.6408% 1/30/11 (d)	3,293	3,343
Horizon Lines LLC Tranche B, term loan 5.62% 7/7/11 (d)	3,821	3,859
		7,202
Super Retail - 0.2%
Alimentation Couche-Tard, Inc. term loan 4.764% 12/17/10 (d)	1,572	1,588
Blockbuster, Inc. Tranche A, term loan 4.81% 8/20/09 (d)	2,000	1,975
Buhrmann US, Inc. Tranche B1, term loan 5.155% 12/31/10 (d)	5,647	5,746
		9,309
Technology - 2.4%
Alliant Techsystems, Inc. Tranche B, term loan 4.6892% 3/31/11 (d)	3,232	3,232
AMI Semiconductor, Inc. term loan 4.36% 4/1/12 (d)	3,000	3,030
Amphenol Corp. Tranche B1, term loan 4.3325% 5/6/10 (d)	13,000	13,163
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Technology - continued
Anteon International Corp. term loan 4.8144% 12/31/10 (d)	$ 6,923	$ 6,975
Fairchild Semiconductor Corp. Tranche B3, term loan 4.688% 12/31/10 (d)	8,978	9,067
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.66% 3/9/13 (d)	32,375	32,254
Global Imaging Systems, Inc. term loan 4.4761% 5/10/10 (d)	2,729	2,743
K & F Industries, Inc. term loan 5.5693% 11/18/12 (d)	7,315	7,425
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (d)	5,973	5,995
Seagate Technology Holdings, Inc. term loan 5.3125% 5/13/07 (d)	1,950	1,982
Verifone, Inc. Tranche B, term loan 5.69% 6/30/11 (d)	2,968	2,968
Xerox Corp. term loan 4.82% 9/30/08 (d)	17,000	17,213
		106,047
Telecommunications - 7.1%
AAT Communications Corp. Tranche B, term loan 5.788% 1/16/12 (d)	14,963	15,150
Alaska Communications Systems Holding term loan 5.0925% 2/1/12 (d)	8,000	8,060
American Tower LP Tranche B, term loan 5.3891% 8/31/11 (d)	27,294	27,635
Centennial Cellular Operating Co. LLC term loan 5.4828% 2/9/11 (d)	14,870	15,019
FairPoint Communications, Inc. Tranche B, term loan 5.1725% 2/8/12 (d)	3,500	3,526
Inmarsat Ventures PLC:
Tranche B, term loan 6.0311% 12/17/10 (d)	1,715	1,723
Tranche C, term loan 6.5311% 12/17/11 (d)	1,718	1,726
Intelsat Ltd. term loan 4.8425% 7/28/11 (d)	17,367	17,453
Iowa Telecommunication Services, Inc. Tranche B, term loan 5.0838% 11/23/11 (d)	4,000	4,040
New Skies Satellites BV term loan 5.6155% 5/2/11 (d)	9,626	9,722
Nextel Partners Operating Corp. Tranche C, term loan 5.4375% 5/31/11 (d)	16,000	16,240
NTELOS, Inc. Tranche B, term loan 5.57% 8/24/11 (d)	6,983	6,965
Qwest Corp.:
Tranche A, term loan 7.39% 6/30/07 (d)	76,000	78,280
Tranche B, term loan 6.95% 6/30/10 (d)	9,000	8,730
SBA Senior Finance, Inc. Tranche C, term loan 5.9628% 10/31/08 (d)	12,793	12,953
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
SpectraSite Communications, Inc. Tranche B, term loan 4.52% 5/19/12 (d)	$ 26,583	$ 26,849
Triton PCS, Inc. term loan 6.32% 11/18/09 (d)	14,963	15,056
USA Mobility, Inc. term loan 5.47% 11/16/06 (d)	2,748	2,758
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 5.0747% 2/14/12 (d)	9,261	9,388
Western Wireless Corp.:
Tranche A, term loan 5.1927% 5/28/10 (d)	11,008	11,022
Tranche B, term loan 6.0142% 5/26/11 (d)	17,180	17,223
		309,518
Textiles & Apparel - 0.1%
Kosa Lux Finance BV/Kosa UK Finance BV/Arteva Global Holdings BV/Kosa Canada Co. Tranche B, term loan 5.875% 4/29/11 (d)	1,824	1,856
Polymer Group, Inc. term loan 6.34% 4/27/10 (d)	936	952
William Carter Co. Tranche C, term loan 5.0645% 9/30/08 (d)	410	415
		3,223
TOTAL FLOATING RATE LOANS (Cost $3,060,484)		3,081,811
Nonconvertible Bonds - 12.4%

Automotive - 0.0%
Delco Remy International, Inc. 7.1406% 4/15/09 (d)	1,000	1,000
Broadcasting - 0.9%
Granite Broadcasting Corp. 9.75% 12/1/10	4,545	4,147
Gray Television, Inc. 9.25% 12/15/11	1,000	1,085
Nexstar Broadcasting, Inc. 7% 1/15/14	4,760	4,284
Paxson Communications Corp. 5.8906% 1/15/10 (c)(d)	8,500	8,521
Radio One, Inc. 8.875% 7/1/11	7,000	7,455
Spanish Broadcasting System, Inc. 9.625% 11/1/09	3,000	3,143
XM Satellite Radio, Inc. 8.2425% 5/1/09 (d)	11,700	11,846
		40,481
Cable TV - 2.2%
Cablevision Systems Corp. 7.89% 4/1/09 (c)(d)	7,000	7,105
CSC Holdings, Inc.:
7.875% 12/15/07	6,000	6,135
10.5% 5/15/16	2,000	2,185
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Cable TV - continued
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	$ 3,000	$ 3,248
EchoStar DBS Corp. 6.35% 10/1/08 (d)	74,285	75,956
		94,629
Capital Goods - 0.1%
Tyco International Group SA yankee 6.375% 2/15/06	3,000	3,057
Chemicals - 0.8%
Borden US Finance Corp./Nova Scotia Finance ULC 7.8906% 7/15/10 (c)(d)	3,000	2,910
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	2,000	2,210
Georgia Gulf Corp. 7.625% 11/15/05	2,000	2,025
Huntsman Advanced Materials LLC 10.89% 7/15/08 (c)(d)	4,310	4,558
Huntsman ICI Chemicals LLC 10.125% 7/1/09	1,224	1,273
Huntsman International LLC 9.875% 3/1/09	3,000	3,233
Huntsman LLC 10.6406% 7/15/11 (c)(d)	2,000	2,120
Methanex Corp. yankee 7.75% 8/15/05	13,125	13,256
Millennium America, Inc. 7% 11/15/06	5,000	5,038
		36,623
Containers - 0.1%
Ball Corp. 7.75% 8/1/06	5,000	5,138
Diversified Financial Services - 0.3%
General Motors Acceptance Corp.:
3.695% 5/18/06 (d)	1,000	980
3.7% 3/20/07 (d)	2,000	1,895
4.3948% 10/20/05 (d)	10,000	9,978
		12,853
Diversified Media - 0.5%
Liberty Media Corp. 4.51% 9/17/06 (d)	22,000	22,261
Electric Utilities - 0.8%
AES Corp.:
8.5% 11/1/07	2,531	2,569
8.75% 6/15/08	4,000	4,230
Allegheny Energy Supply Co. LLC 10.25% 11/15/07 (c)	7,422	8,164
Allegheny Energy, Inc. 7.75% 8/1/05	3,000	2,993
CMS Energy Corp. 9.875% 10/15/07	12,000	12,885
Power Contract Financing LLC 5.2% 2/1/06 (c)	492	479
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Electric Utilities - continued
Southern California Edison Co. 8% 2/15/07	$ 250	$ 268
TECO Energy, Inc. 6.125% 5/1/07	4,000	4,060
		35,648
Energy - 1.4%
El Paso Corp. 7.875% 6/15/12	2,000	1,943
El Paso Energy Corp. 6.95% 12/15/07	3,350	3,317
Parker Drilling Co. 7.66% 9/1/10 (d)	2,000	2,045
Pemex Project Funding Master Trust 4.31% 6/15/10 (c)(d)	25,000	25,700
Premcor Refining Group, Inc.:
9.25% 2/1/10	2,000	2,160
9.5% 2/1/13	2,000	2,270
Sonat, Inc. 7.625% 7/15/11	3,000	2,869
Southern Natural Gas Co. 8.875% 3/15/10	840	903
Tesoro Petroleum Corp. 8% 4/15/08	1,000	1,050
The Coastal Corp.:
6.5% 5/15/06	6,000	6,038
7.5% 8/15/06	2,000	2,043
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	2,000	2,325
Williams Companies, Inc. Credit Linked Certificate Trust IV 5.9925% 5/1/09 (c)(d)	7,000	7,350
		60,013
Entertainment/Film - 0.5%
AMC Entertainment, Inc. 7.0444% 8/15/10 (c)(d)	21,000	21,735
Food and Drug Retail - 0.4%
Rite Aid Corp.:
6% 12/15/05 (c)	7,000	6,895
12.5% 9/15/06	8,000	8,640
Stater Brothers Holdings, Inc. 6.51% 6/15/10 (d)	1,950	1,911
		17,446
Food/Beverage/Tobacco - 0.1%
Canandaigua Brands, Inc. 8.625% 8/1/06	3,000	3,120
Dean Foods Co. 6.75% 6/15/05	3,000	3,000
		6,120
Gaming - 0.2%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,205
10.25% 8/1/07	2,000	2,190
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Gaming - continued
Penn National Gaming, Inc. 6.875% 12/1/11	$ 1,000	$ 1,000
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (c)	3,000	2,790
		8,185
Healthcare - 0.3%
HCA, Inc. 5.5% 12/1/09	4,000	3,960
HealthSouth Corp.:
6.875% 6/15/05	2,000	2,000
7.375% 10/1/06	2,000	2,015
Service Corp. International (SCI) 6.5% 3/15/08	3,000	2,985
		10,960
Leisure - 0.1%
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (c)(d)	6,140	6,401
Metals/Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	8,000	7,600
10.125% 2/1/10	11,470	12,617
		20,217
Paper - 0.1%
Ainsworth Lumber Co. Ltd. 6.84% 10/1/10 (d)	2,000	1,960
Boise Cascade LLC/Boise Cascade Finance Corp. 6.0156% 10/15/12 (c)(d)	2,190	2,174
		4,134
Publishing/Printing - 0.2%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	5,000	5,438
R.H. Donnelley Finance Corp. I 8.875% 12/15/10	5,000	5,425
		10,863
Shipping - 0.3%
General Maritime Corp. 10% 3/15/13	5,000	5,375
OMI Corp. 7.625% 12/1/13	2,000	2,005
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,475
Teekay Shipping Corp. yankee 8.32% 2/1/08	142	142
Ultrapetrol Bahamas Ltd. 9% 11/24/14	1,910	1,757
		12,754
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Steels - 0.3%
Ispat Inland ULC 9.85% 4/1/10 (d)	$ 13,000	$ 13,813
Technology - 0.4%
Freescale Semiconductor, Inc. 5.8906% 7/15/09 (d)	16,000	16,400
IOS Capital LLC 7.25% 6/30/08	85	86
		16,486
Telecommunications - 1.7%
AirGate PCS, Inc. 6.8906% 10/15/11 (c)(d)	2,000	2,040
America Movil SA de CV 3.805% 4/27/07 (d)	1,000	996
American Tower Corp. 9.375% 2/1/09	1,288	1,349
Crown Castle International Corp. 10.75% 8/1/11	4,000	4,260
Dobson Cellular Systems, Inc. 7.4925% 11/1/11 (c)(d)	5,000	5,075
Intelsat Ltd. 7.7938% 1/15/12 (c)(d)	7,000	7,105
New Skies Satellites BV 7.4375% 11/1/11 (c)(d)	3,000	3,045
Nextel Partners, Inc. 12.5% 11/15/09	3,000	3,300
Qwest Communications International, Inc. 6.5444% 2/15/09 (c)(d)	3,000	2,970
Rogers Communications, Inc.:
6.135% 12/15/10 (d)	22,310	22,756
6.375% 3/1/14	5,000	4,763
Rural Cellular Corp.:
7.51% 3/15/10 (d)	11,000	11,165
8.25% 3/15/12	6,000	6,060
		74,884
Textiles & Apparel - 0.2%
Levi Strauss & Co. 7.73% 4/1/12 (c)(d)	8,000	7,360
TOTAL NONCONVERTIBLE BONDS (Cost $545,173)		543,061
U.S. Treasury Obligations - 0.4%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Notes 3.375% 2/28/07 (Cost $16,922)	$ 17,000	$ 16,924
Commercial Mortgage Securities - 0.2%

Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004-ESA Class K, 5.45% 5/14/16 (c)(d)	8,000	8,006
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 5.6996% 12/15/09 (c)(d)	679	68
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,676)		8,074
Foreign Government and Government Agency Obligations - 0.0%

Venezuelan Republic 4.15% 4/20/11 (d) (Cost $2,405)	3,000	2,667
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	45	0
Money Market Funds - 17.1%

Fidelity Cash Central Fund, 2.84% (b)	620,897,131	620,897
Fidelity Money Market Central Fund, 2.94% (b)	126,944,872	126,945
TOTAL MONEY MARKET FUNDS (Cost $747,842)		747,842
Cash Equivalents - 0.4%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.86%, dated 4/29/05 due 5/2/05) (Cost $16,433)	$ 16,437	$ 16,433
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $4,397,935)		4,416,812
NET OTHER ASSETS - (0.9)%		(38,165)
NET ASSETS - 100%		$ 4,378,647
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $142,571,000 or 3.3% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $9,266,000 of which $7,189,000 and $2,077,000 will expire on October 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2005

Assets
Investment in securities, at value (including repurchase agreements of $16,433) (cost $4,397,935) - See accompanying schedule		$ 4,416,812
Receivable for investments sold		33,518
Receivable for fund shares sold		14,355
Interest receivable		25,990
Prepaid expenses		9
Receivable from investment adviser for expense reductions		6
Other affiliated receivables		30
Total assets		4,490,720

Liabilities
Payable to custodian bank	$ 1,415
Payable for investments purchased	91,014
Payable for fund shares redeemed	12,996
Distributions payable	2,700
Accrued management fee	2,448
Distribution fees payable	631
Other affiliated payables	530
Other payables and accrued expenses	339
Total liabilities		112,073

Net Assets		$ 4,378,647
Net Assets consist of:
Paid in capital		$ 4,362,458
Undistributed net investment income		6,714
Accumulated undistributed net realized gain (loss) on investments		(9,402)
Net unrealized appreciation (depreciation) on investments		18,877
Net Assets		$ 4,378,647

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($339,153 ÷ 34,116 shares)	$ 9.94

Maximum offering price per share (100/96.25 of $9.94)	$ 10.33
Class T: Net Asset Value and redemption price per share ($493,681 ÷ 49,708 shares)	$ 9.93

Maximum offering price per share (100/97.25 of $9.93)	$ 10.21
Class B: Net Asset Value and offering price per share ($183,482 ÷ 18,475 shares)A	$ 9.93

Class C: Net Asset Value and offering price per share ($577,391 ÷ 58,089 shares)A	$ 9.94

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($2,527,163 ÷ 254,435 shares)	$ 9.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($257,777 ÷ 25,961 shares)	$ 9.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005

Investment Income
Interest		$ 94,275

Expenses
Management fee	$ 13,530
Transfer agent fees	2,455
Distribution fees	3,645
Accounting fees and expenses	616
Independent trustees' compensation	10
Custodian fees and expenses	66
Registration fees	244
Audit	66
Legal	117
Interest	1
Miscellaneous	186
Total expenses before reductions	20,936
Expense reductions	(39)	20,897
Net investment income		73,378
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,683
Change in net unrealized appreciation (depreciation) on investment securities		(15,558)
Net gain (loss)		(11,875)
Net increase (decrease) in net assets resulting from operations		$ 61,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 73,378	$ 68,126
Net realized gain (loss)	3,683	5,411
Change in net unrealized appreciation (depreciation)	(15,558)	21,689
Net increase (decrease) in net assets resulting from operations	61,503	95,226
Distributions to shareholders from net investment income	(73,141)	(69,224)
Distributions to shareholders from net realized gain	(3,785)	-
Total distributions	(76,926)	(69,224)
Share transactions - net increase (decrease)	835,191	2,081,242
Redemption fees	255	467
Total increase (decrease) in net assets	820,023	2,107,711

Net Assets
Beginning of period	3,558,624	1,450,913
End of period (including undistributed net investment income of $6,714 and undistributed net investment income of $6,477, respectively)	$ 4,378,647	$ 3,558,624

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30	Years ended October 31,
	2005	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.88	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income E	.181	.285	.292	.352	.580	.136
Net realized and unrealized gain (loss)	(.022)	.098	.447	(.264)	(.185)	(.047)
Total from investment operations	.159	.383	.739	.088	.395	.089
Distributions from net investment income	(.180)	(.295)	(.311)	(.339)	(.638)	(.150)
Distributions from net realized gain	(.010)	-	-	-	-	-
Total distributions	(.190)	(.295)	(.311)	(.339)	(.638)	(.150)
Redemption fees added to paid in capital E	.001	.002	.002	.001	.003	.001
Net asset value, end of period	$ 9.94	$ 9.97	$ 9.88	$ 9.45	$ 9.70	$ 9.94
Total Return B, C, D	1.61%	3.96%	7.95%	.90%	4.08%	.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.08% A	1.08%	1.10%	1.12%	1.14%	1.75% A
Expenses net of voluntary waivers, if any	1.08% A	1.08%	1.10%	1.10%	.99%	.78% A
Expenses net of all reductions	1.08% A	1.08%	1.09%	1.09%	.98%	.78% A
Net investment income	3.66% A	2.90%	3.04%	3.64%	5.93%	7.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 339	$ 299	$ 88	$ 37	$ 41	$ 9
Portfolio turnover rate	72% A	61%	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2005	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.87	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income E	.177	.276	.285	.342	.573	.131
Net realized and unrealized gain (loss)	(.021)	.098	.446	(.263)	(.195)	(.045)
Total from investment operations	.156	.374	.731	.079	.378	.086
Distributions from net investment income	(.177)	(.286)	(.303)	(.330)	(.631)	(.147)
Distributions from net realized gain	(.010)	-	-	-	-	-
Total distributions	(.187)	(.286)	(.303)	(.330)	(.631)	(.147)
Redemption fees added to paid in capital E	.001	.002	.002	.001	.003	.001
Net asset value, end of period	$ 9.93	$ 9.96	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Total Return B, C, D	1.58%	3.87%	7.87%	.80%	3.90%	.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.15% A	1.17%	1.18%	1.20%	1.22%	1.81% A
Expenses net of voluntary waivers, if any	1.15% A	1.17%	1.18%	1.19%	1.06%	.93% A
Expenses net of all reductions	1.15% A	1.17%	1.18%	1.19%	1.06%	.93% A
Net investment income	3.59% A	2.81%	2.96%	3.54%	5.86%	7.06% A
Supplemental Data
Net assets, end of period (in millions)	$ 494	$ 389	$ 113	$ 75	$ 76	$ 25
Portfolio turnover rate	72% A	61%	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30	Years ended October 31,
	2005	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.87	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income E	.153	.231	.243	.298	.525	.134
Net realized and unrealized gain (loss)	(.022)	.096	.444	(.263)	(.194)	(.056)
Total from investment operations	.131	.327	.687	.035	.331	.078
Distributions from net investment income	(.152)	(.239)	(.259)	(.286)	(.584)	(.139)
Distributions from net realized gain	(.010)	-	-	-	-	-
Total distributions	(.162)	(.239)	(.259)	(.286)	(.584)	(.139)
Redemption fees added to paid in capital E	.001	.002	.002	.001	.003	.001
Net asset value, end of period	$ 9.93	$ 9.96	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Total Return B, C, D	1.33%	3.38%	7.38%	.35%	3.42%	.79%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66% A	1.65%	1.64%	1.65%	1.66%	2.74% A
Expenses net of voluntary waivers, if any	1.65% A	1.65%	1.63%	1.64%	1.54%	1.23% A
Expenses net of all reductions	1.65% A	1.65%	1.63%	1.64%	1.54%	1.23% A
Net investment income	3.09% A	2.33%	2.50%	3.09%	5.38%	6.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 183	$ 184	$ 134	$ 118	$ 125	$ 24
Portfolio turnover rate	72% A	61%	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2005	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.87	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income E	.150	.224	.235	.290	.516	.125
Net realized and unrealized gain (loss)	(.022)	.107	.434	(.263)	(.184)	(.051)
Total from investment operations	.128	.331	.669	.027	.332	.074
Distributions from net investment income	(.149)	(.233)	(.251)	(.278)	(.575)	(.135)
Distributions from net realized gain	(.010)	-	-	-	-	-
Total distributions	(.159)	(.233)	(.251)	(.278)	(.575)	(.135)
Redemption fees added to paid in capital E	.001	.002	.002	.001	.003	.001
Net asset value, end of period	$ 9.94	$ 9.97	$ 9.87	$ 9.45	$ 9.70	$ 9.94
Total Return B, C, D	1.29%	3.41%	7.18%	.26%	3.42%	.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.72% A	1.71%	1.72%	1.73%	1.75%	2.41% A
Expenses net of voluntary waivers, if any	1.72% A	1.71%	1.71%	1.73%	1.64%	1.44% A
Expenses net of all reductions	1.71% A	1.71%	1.71%	1.73%	1.63%	1.44% A
Net investment income	3.02% A	2.27%	2.42%	3.00%	5.28%	6.55% A
Supplemental Data
Net assets, end of period (in millions)	$ 577	$ 524	$ 269	$ 235	$ 278	$ 48
Portfolio turnover rate	72% A	61%	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2005	2004	2003	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.87	$ 9.44	$ 9.52
Income from Investment Operations
Net investment income D	.193	.309	.311	.040
Net realized and unrealized gain (loss)	(.022)	.099	.450	(.084)
Total from investment operations	.171	.408	.761	(.044)
Distributions from net investment income	(.192)	(.320)	(.333)	(.037)
Distributions from net realized gain	(.010)	-	-	-
Total distributions	(.202)	(.320)	(.333)	(.037)
Redemption fees added to paid in capital D	.001	.002	.002	.001
Net asset value, end of period	$ 9.93	$ 9.96	$ 9.87	$ 9.44
Total Return B, C	1.74%	4.22%	8.20%	(.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	.84% A	.84%	.86%	1.15% A
Expenses net of voluntary waivers, if any	.84% A	.84%	.86%	.95% A
Expenses net of all reductions	.84% A	.84%	.86%	.94% A
Net investment income	3.90% A	3.14%	3.27%	3.99% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,527	$ 1,982	$ 811	$ 18
Portfolio turnover rate	72% A	61%	55%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 19, 2002 (commencement of operations) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2005	2004	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.86	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income D	.191	.304	.312	.365	.590	.151
Net realized and unrealized gain (loss)	(.021)	.110	.436	(.262)	(.193)	(.058)
Total from investment operations	.170	.414	.748	.103	.397	.093
Distributions from net investment income	(.191)	(.316)	(.330)	(.354)	(.650)	(.154)
Distributions from net realized gain	(.010)	-	-	-	-	-
Total distributions	(.201)	(.316)	(.330)	(.354)	(.650)	(.154)
Redemption fees added to paid in capital D	.001	.002	.002	.001	.003	.001
Net asset value, end of period	$ 9.93	$ 9.96	$ 9.86	$ 9.44	$ 9.69	$ 9.94
Total Return B, C	1.72%	4.29%	8.06%	1.06%	4.11%	.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.87% A	.87%	.90%	.94%	1.02%	2.32% A
Expenses net of voluntary waivers, if any	.87% A	.87%	.89%	.94%	.87%	.49% A
Expenses net of all reductions	.87% A	.87%	.89%	.93%	.87%	.49% A
Net investment income	3.87% A	3.11%	3.24%	3.79%	6.05%	7.50% A
Supplemental Data
Net assets, end of period (in millions)	$ 258	$ 182	$ 36	$ 18	$ 7	$ 1
Portfolio turnover rate	72% A	61%	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 30,265
Unrealized depreciation	(10,763)
Net unrealized appreciation (depreciation)	$ 19,502
Cost for federal income tax purposes	$ 4,397,310

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities and U.S. government securities, aggregated $1,781,542 and $1,253,586, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 243	$ 2
Class T	0%	.25%	545	35
Class B	.55%	.15%	638	503
Class C	.55%	.25%	2,219	1,176
			$ 3,645	$ 1,716

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 149
Class T	39
Class B *	208
Class C *	183
$ 579

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Floating Rate High Income Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 289	.18 *
Class T	333	.15 *
Class B	193	.21 *
Class C	449	.16 *
Fidelity Floating Rate High Income Fund	1,054	.09 *
Institutional Class	137	.12 *
	$ 2,455

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,640 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,084. The weighted average interest rate was 2.34%. At period end, there were no bank borrowings outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.65%	$ 13

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $26.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 5,840	$ 5,424
Class T	7,732	5,689
Class B	2,777	3,704
Class C	8,253	8,778
Fidelity Floating Rate High Income Fund	44,258	42,798
Institutional Class	4,281	2,831
Total	$ 73,141	$ 69,224
From net realized gain
Class A	$ 311	$ -
Class T	412	-
Class B	184	-
Class C	543	-
Fidelity Floating Rate High Income Fund	2,131	-
Institutional Class	204	-
Total	$ 3,785	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	11,492	27,948	$ 114,763	$ 277,030
Reinvestment of distributions	467	400	4,660	3,973
Shares redeemed	(7,869)	(7,275)	(78,586)	(72,139)
Net increase (decrease)	4,090	21,073	$ 40,837	$ 208,864
Class T
Shares sold	18,413	35,957	$ 183,700	$ 356,199
Reinvestment of distributions	730	478	7,277	4,740
Shares redeemed	(8,439)	(8,867)	(84,204)	(87,803)
Net increase (decrease)	10,704	27,568	$ 106,773	$ 273,136
Class B
Shares sold	2,176	7,765	$ 21,714	$ 76,852
Reinvestment of distributions	220	270	2,192	2,676
Shares redeemed	(2,346)	(3,164)	(23,412)	(31,327)
Net increase (decrease)	50	4,871	$ 494	$ 48,201
Class C
Shares sold	12,449	32,885	$ 124,322	$ 325,903
Reinvestment of distributions	589	578	5,876	5,735
Shares redeemed	(7,483)	(8,222)	(74,726)	(81,504)
Net increase (decrease)	5,555	25,241	$ 55,472	$ 250,134
Fidelity Floating Rate High Income Fund
Shares sold	100,305	164,843	$ 1,001,061	$ 1,632,450
Reinvestment of distributions	4,017	3,750	40,053	37,164
Shares redeemed	(48,771)	(51,878)	(486,456)	(513,641)
Net increase (decrease)	55,551	116,715	$ 554,658	$ 1,155,973
Institutional Class
Shares sold	12,310	19,252	$ 122,811	$ 190,759
Reinvestment of distributions	183	117	1,824	1,162
Shares redeemed	(4,782)	(4,738)	(47,678)	(46,987)
Net increase (decrease)	7,711	14,631	$ 76,957	$ 144,934

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of April 30, 2005, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2005 and for the year ended October 31, 2004, and the financial highlights for the six months ended April 30, 2005 and for each of the five years in the period ended October 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2005, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2005 and for the year ended October 31, 2004, and its financial highlights for the six months ended April 30, 2005 and for each of the five years in the period ended October 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 22, 2005

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FHI-USAN-0605
1.784879.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Government Investment

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,008.90	$ 4.28**
HypotheticalA	$ 1,000.00	$ 1,020.53	$ 4.31**
Class T
Actual	$ 1,000.00	$ 1,008.40	$ 4.73**
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76**
Class B
Actual	$ 1,000.00	$ 1,005.10	$ 8.00**
HypotheticalA	$ 1,000.00	$ 1,016.81	$ 8.05**
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,004.70	$ 8.40**
HypotheticalA	$ 1,000.00	$ 1,016.41	$ 8.45**
Institutional Class
Actual	$ 1,000.00	$ 1,008.80	$ 3.39**
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.86%**
Class T	.95%**
Class B	1.61%**
Class C	1.69%**
Institutional Class	.68%**

** If contractual expense reductions, effective June 1, 2005, had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	.81%
Actual		$ 4.03
HypotheticalA		$ 4.06
Class T	.88%
Actual		$ 4.38
HypotheticalA		$ 4.41
Class B	1.57%
Actual		$ 7.81
HypotheticalA		$ 7.85
Class C	1.63%
Actual		$ 8.10
HypotheticalA		$ 8.15
Institutional Class	.61%
Actual		$ 3.04
HypotheticalA		$ 3.06

A 5% return per year before expenses

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2005
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	0.8	0.0
2 - 2.99%	17.1	6.9
3 - 3.99%	16.1	6.1
4 - 4.99%	16.3	9.5
5 - 5.99%	15.6	20.1
6 - 6.99%	19.8	31.2
7 - 7.99%	5.3	11.1
8 - 8.99%	2.2	2.4
9% and over	3.0	10.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2005
6 months ago
Years	6.5	6.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2005
6 months ago
Years	4.2	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2005*	As of October 31, 2004**
Mortgage Securities 9.3%	Mortgage Securities 6.9%
CMOs and Other Mortgage Related Securities 16.7%	CMOs and Other Mortgage Related Securities 20.3%
U.S. Treasury Obligations 39.3%	U.S. Treasury Obligations 27.0%
U.S. Government Agency Obligations 33.0%	U.S. Government Agency Obligations 43.6%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 2.2%

* Futures and Swaps	0.0%	** Futures and Swaps	4.6%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 72.3%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 33.0%
Fannie Mae:
2.375% 12/15/05	$ 15,000,000	$ 14,900,115
3.25% 1/15/08	22,062,000	21,635,762
3.75% 5/17/07	4,240,000	4,220,623
4.25% 5/15/09	12,500,000	12,543,413
6% 5/15/08	2,718,000	2,869,104
6.25% 2/1/11	24,260,000	26,242,018
6.625% 9/15/09	1,620,000	1,775,528
6.625% 11/15/30	18,000,000	22,191,966
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	710,000	714,146
Federal Home Loan Bank:
3.8% 12/22/06	1,025,000	1,022,230
5.8% 9/2/08	17,275,000	18,173,887
Freddie Mac:
2.875% 12/15/06	6,975,000	6,870,807
4.5% 7/15/13	475,000	475,719
4.5% 1/15/14	21,550,000	21,553,060
5% 1/30/14	25,000,000	24,924,450
5.875% 3/21/11	6,960,000	7,424,844
7% 3/15/10	17,944,000	20,108,334
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	191,559	200,478
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-D, 5.23% 5/15/05	10,425	10,435
Series 1994-A, 7.12% 4/15/06	2,412,296	2,459,457
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	1,125,000	1,161,011
Series 1994-B, 7.5% 1/26/06	38,681	39,230
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	956,522	1,024,215
6.77% 11/15/13	1,144,230	1,208,021
6.99% 5/21/16	4,057,500	4,556,167
Private Export Funding Corp.:
secured:
5.34% 3/15/06	4,640,000	4,708,862
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Private Export Funding Corp.: - continued
5.66% 9/15/11 (a)	$ 2,610,000	$ 2,780,874
5.685% 5/15/12	2,845,000	3,051,581
6.67% 9/15/09	1,380,000	1,516,594
3.375% 2/15/09	610,000	594,819
4.974% 8/15/13	2,850,000	2,962,832
Small Business Administration guaranteed development participation certificates Series 2002-20K Class 1, 5.08% 11/1/22	5,410,693	5,492,149
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	8,560,000	8,615,375
6.6% 2/15/08	10,136,755	10,416,986
6.8% 2/15/12	5,000,000	5,532,485
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,152,718
5.96% 8/1/09	1,800,000	1,883,547
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	120,000	124,150
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		268,137,992
U.S. Treasury Inflation Protected Obligations - 7.3%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	24,415,920	26,662,747
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	6,782,008	6,688,491
2% 7/15/14	24,822,852	25,755,674
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		59,106,912
U.S. Treasury Obligations - 32.0%
U.S. Treasury Bonds:
6.125% 8/15/29	19,250,000	23,492,527
6.25% 8/15/23	1,500,000	1,802,696
8% 11/15/21	11,794,000	16,479,355
10% 5/15/10	11,170,000	11,198,361
12% 8/15/13	10,000,000	12,520,310
U.S. Treasury Notes:
2.625% 5/15/08	32,000,000	30,977,504
2.75% 6/30/06	4,605,000	4,568,123
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 7/31/06	$ 32,000,000	$ 31,716,256
3.125% 5/15/07	7,060,000	6,987,197
3.375% 2/28/07	25,000,000	24,888,675
3.375% 10/15/09	31,500,000	30,867,543
3.625% 4/30/07	6,809,000	6,805,275
4% 6/15/09	3,319,000	3,339,485
4.25% 8/15/13	2,670,000	2,691,485
4.25% 11/15/13	42,960,000	43,270,462
4.75% 5/15/14	7,500,000	7,818,165
TOTAL U.S. TREASURY OBLIGATIONS		259,423,419
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $580,244,865)		586,668,323
U.S. Government Agency - Mortgage Securities - 9.3%

Fannie Mae - 7.3%
3.737% 1/1/35 (c)	206,172	205,114
3.793% 6/1/34 (c)	608,968	598,583
3.827% 12/1/34 (c)	45,107	44,932
3.83% 1/1/35 (c)	144,430	143,948
3.836% 6/1/33 (c)	95,720	95,112
3.84% 1/1/35 (c)	386,672	384,994
3.87% 1/1/35 (c)	244,423	243,741
3.878% 6/1/33 (c)	601,634	598,426
3.913% 12/1/34 (c)	120,695	120,412
3.941% 10/1/34 (c)	177,679	176,898
3.975% 11/1/34 (c)	275,100	273,921
3.98% 1/1/35 (c)	189,943	189,489
3.987% 12/1/34 (c)	164,942	164,327
4% 9/1/18	3,150,804	3,061,852
4% 1/1/35 (c)	117,782	117,473
4.017% 12/1/34 (c)	958,090	960,185
4.021% 12/1/34 (c)	145,393	144,892
4.023% 2/1/35 (c)	122,962	122,809
4.025% 1/1/35 (c)	260,697	260,123
4.029% 1/1/35 (c)	71,984	72,260
4.037% 12/1/34 (c)	95,920	96,031
4.048% 1/1/35 (c)	121,046	120,761
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.052% 2/1/35 (c)	$ 120,891	$ 120,807
4.072% 12/1/34 (c)	243,378	243,378
4.105% 1/1/35 (c)	265,262	265,758
4.118% 1/1/35 (c)	270,313	270,463
4.118% 2/1/35 (c)	98,120	98,481
4.12% 2/1/35 (c)	245,532	245,781
4.127% 1/1/35 (c)	266,799	268,236
4.128% 2/1/35 (c)	487,979	488,341
4.144% 1/1/35 (c)	367,201	367,419
4.145% 2/1/35 (c)	295,205	295,659
4.151% 1/1/35 (c)	449,567	450,067
4.162% 2/1/35 (c)	244,003	244,871
4.17% 11/1/34 (c)	231,974	231,739
4.197% 1/1/35 (c)	221,485	222,107
4.2% 1/1/35 (c)	515,737	520,650
4.202% 1/1/35 (c)	265,055	264,301
4.23% 11/1/34 (c)	78,401	78,613
4.25% 2/1/35 (c)	148,359	147,667
4.269% 10/1/34 (c)	378,662	381,777
4.305% 8/1/33 (c)	327,375	330,734
4.305% 7/1/34 (c)	126,609	127,543
4.318% 3/1/33 (c)	66,555	66,201
4.324% 12/1/34 (c)	98,293	98,260
4.349% 2/1/35 (c)	98,092	98,004
4.351% 1/1/35 (c)	147,527	147,343
4.455% 3/1/35 (c)	174,988	175,077
4.484% 10/1/34 (c)	830,189	839,571
4.493% 8/1/34 (c)	490,185	493,172
4.53% 3/1/35 (c)	373,600	374,767
4.549% 8/1/34 (c)	313,295	315,990
4.572% 2/1/35 (c)	1,000,032	1,009,125
4.587% 2/1/35 (c)	1,231,414	1,235,842
4.67% 11/1/34 (c)	509,005	512,792
4.694% 11/1/34 (c)	507,941	511,639
4.725% 3/1/35 (c)	1,317,790	1,335,232
4.748% 7/1/34 (c)	457,933	458,609
5% 6/1/35 (b)	2,700,000	2,664,563
5.5% 12/1/17 to 8/1/27	1,827,825	1,855,346
5.5% 5/1/20 (b)	4,750,000	4,861,328
5.5% 5/12/35 (b)	7,000,000	7,063,438
6.5% 12/1/24 to 4/1/33	15,646,768	16,309,128
6.5% 5/1/35 (b)	3,648	3,794
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
7% 4/1/26 to 7/1/32	$ 3,802,376	$ 4,022,181
7.5% 3/1/28 to 4/1/29	42,239	45,429
8.5% 9/1/16 to 1/1/17	21,832	23,632
9% 11/1/11 to 5/1/14	325,936	353,407
9.5% 11/1/06 to 5/1/20	235,542	254,251
11.5% 6/15/19	60,980	67,919
12.5% 8/1/15	2,221	2,482
		59,059,197
Freddie Mac - 1.4%
4.232% 1/1/35 (c)	734,121	734,949
4.314% 12/1/34 (c)	197,039	196,659
4.37% 3/1/35 (c)	275,000	273,432
4.401% 2/1/35 (c)	397,477	395,210
4.434% 2/1/35 (c)	480,736	482,764
4.444% 3/1/35 (c)	175,000	174,569
4.491% 3/1/35 (c)	525,000	523,688
4.504% 3/1/35 (c)	200,000	199,891
4.985% 8/1/33 (c)	110,312	111,491
5% 5/1/35 (b)	7,000,000	6,923,438
7.5% 3/1/15 to 3/1/16	803,263	846,226
8.5% 8/1/09 to 2/1/10	17,322	18,277
9% 10/1/08 to 10/1/20	57,218	60,862
9.5% 5/1/21 to 7/1/21	73,917	80,856
11% 7/1/13 to 5/1/14	113,157	126,184
12.5% 2/1/10 to 6/1/19	34,198	37,877
		11,186,373
Government National Mortgage Association - 0.6%
6.5% 6/20/34	3,984,926	4,159,812
7.5% 9/15/06 to 8/15/29	160,170	165,775
8% 12/15/23	497,931	540,636
9% 9/15/05 to 12/15/09	2,029	2,037
10.5% 12/15/17 to 1/20/18	60,353	68,212
13.5% 7/15/11	11,041	12,536
		4,949,008
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $74,841,904)		75,194,578
Collateralized Mortgage Obligations - 16.5%
	Principal Amount	Value (Note 1)
U.S. Government Agency - 16.5%
Fannie Mae planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	$ 3,089,299	$ 3,245,249
Series 1993-160 Class PK, 6.5% 11/25/22	720,093	722,049
Series 1993-187 Class L, 6.5% 7/25/23	1,350,405	1,393,577
Series 1994-27 Class PJ, 6.5% 6/25/23	1,315,232	1,335,613
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	2,150,835	2,183,378
Series 2001-56 Class KD, 6.5% 7/25/30	592,074	591,578
Series 2002-49 Class KG, 5.5% 8/25/17	6,500,000	6,723,079
Series 2003-32 Class PB, 3% 6/25/16	837,125	832,132
Series 2003-67 Class GL, 3% 1/25/25	5,000,000	4,858,300
Series 2003-73 Class GA, 3.5% 5/25/31	5,653,270	5,416,583
Series 2004-21 Class QE, 4.5% 11/25/32	1,500,000	1,444,962
sequential pay:
Series 2001-46 Class ZG, 6% 9/25/31	7,472,363	7,733,289
Series 2002-63 Class LA, 5.5% 10/25/16	4,944,517	5,018,132
Series 2004-80 Class ZB, 4% 11/25/19	2,412,449	2,410,321
Freddie Mac sequential pay:
Series 2114 Class ZM, 6% 1/15/29	523,308	545,299
Series 2343 Class VD, 7% 8/15/16	5,164,000	5,314,738
Series 2361 Class KB, 6.25% 1/15/28	5,152,013	5,235,021
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 1681 Class PJ, 7% 12/15/23	4,000,000	4,171,876
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22	280,631	273,646
Series 1141 Class G, 9% 9/15/21	197,733	197,533
Series 1671 Class G, 6.5% 8/15/23	6,116,287	6,184,306
Series 1727 Class H, 6.5% 8/15/23	2,227,281	2,259,526
Series 2136 Class PQ, 6.5% 10/15/27	63,947	63,889
Series 2275 Class PM, 6.5% 10/15/29	31,219	31,185
Series 2483 Class DC, 5.5% 7/15/14	663,002	665,537
Series 2543 CLass PM, 5.5% 8/15/18	1,088,800	1,103,273
Series 2587 Class UP, 4% 8/15/25	5,069,286	5,021,320
Series 2622 Class PE, 4.5% 5/15/18	2,640,000	2,571,961
Series 2640 Class QG, 2% 4/15/22	361,911	351,251
Series 2660 Class ML, 3.5% 7/15/22	10,000,000	9,852,179
Series 2676 Class QA, 3% 8/15/16	1,475,000	1,462,330
Series 2683 Class UH, 3% 3/15/19	3,842,065	3,807,514
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2828 Class JA, 4.5% 1/15/10	$ 1,580,000	$ 1,591,176
sequential pay:
Series 2285 Class VB, 6.5% 10/15/16	259,808	259,793
Series 2448 Class VH, 6.5% 5/15/18	4,835,000	4,912,946
Series 2587:
Class AD, 4.71% 3/15/33	5,784,746	5,359,278
Class ET, 3.7% 7/15/17	2,804,176	2,743,351
Series 2677 Class HG, 3% 8/15/12	4,288,436	4,230,890
Series 2750 Class ZT, 5% 2/15/34	911,548	831,369
Series 2773 Class HC, 4.5% 4/15/19	703,518	677,795
Series 2831 Class AC, 5% 1/15/18	1,882,602	1,894,835
Series 2769 Class BU, 5% 3/15/34	1,312,306	1,298,378
Series 2858 Class ZT, 5.5% 9/15/34	566,258	565,564
Series 2877 Class JC, 5% 10/15/34	1,785,255	1,801,067
Series 2888 Class CZ, 5% 10/15/33	982,407	979,951
Series 2907 Class HZ, 5% 12/15/34	1,343,215	1,347,749
Series FHR 2781 Class KK, 5.5% 6/15/33	4,325,000	4,265,579
target amortization class Series 2156 Class TC, 6.25% 5/15/29	4,834,631	4,961,258
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	167,099	167,611
Series 2002-19 Class PE, 6% 10/20/30	3,272,654	3,274,497
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $134,034,298)		134,183,713
Commercial Mortgage Securities - 0.2%

Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38 (Cost $1,891,360)	1,785,412	1,878,075
Cash Equivalents - 4.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (Cost $32,180,000)	$ 32,187,945	$ 32,180,000
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $823,192,427)		830,104,689
NET OTHER ASSETS - (2.3)%		(18,469,440)
NET ASSETS - 100%		$ 811,635,249
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,780,874 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $32,180,000) (cost $823,192,427) - See accompanying schedule		$ 830,104,689
Cash		779
Receivable for investments sold		1,930,124
Receivable for fund shares sold		2,182,809
Interest receivable		8,175,182
Prepaid expenses		2,119
Receivable from investment adviser for expense reductions		36,919
Total assets		842,432,621

Liabilities
Payable for investments purchased Regular delivery	$ 6,812,064
Delayed delivery	21,396,923
Payable for fund shares redeemed	1,652,872
Distributions payable	208,281
Accrued management fee	282,447
Distribution fees payable	188,879
Other affiliated payables	165,447
Other payables and accrued expenses	90,459
Total liabilities		30,797,372

Net Assets		$ 811,635,249
Net Assets consist of:
Paid in capital		$ 805,972,448
Undistributed net investment income		473,713
Accumulated undistributed net realized gain (loss) on investments		(1,723,174)
Net unrealized appreciation (depreciation) on investments		6,912,262
Net Assets		$ 811,635,249

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($68,448,485 ÷ 6,784,423 shares)	$ 10.09

Maximum offering price per share (100/95.25 of $10.09)	$ 10.59
Class T: Net Asset Value and redemption price per share ($254,558,277 ÷ 25,247,066 shares)	$ 10.08

Maximum offering price per share (100/96.50 of $10.08)	$ 10.45
Class B: Net Asset Value and offering price per share ($108,309,884 ÷ 10,753,591 shares)A	$ 10.07

Class C: Net Asset Value and offering price per share ($55,834,104 ÷ 5,539,280 shares)A	$ 10.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($324,484,499 ÷ 32,338,495 shares)	$ 10.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Interest		$ 15,151,110
Security lending		3,208
Total income		15,154,318

Expenses
Management fee	$ 1,638,618
Transfer agent fees	828,854
Distribution fees	1,183,636
Accounting and security lending fees	157,287
Independent trustees' compensation	1,896
Custodian fees and expenses	14,320
Registration fees	53,707
Audit	30,375
Legal	3,290
Miscellaneous	63,431
Total expenses before reductions	3,975,414
Expense reductions	(144,336)	3,831,078
Net investment income		11,323,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,216,760)
Swap agreements	12,512
Total net realized gain (loss)		(1,204,248)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,429,722)
Swap agreements	(177,245)
Delayed delivery commitments	2,969
Total change in net unrealized appreciation (depreciation)		(3,603,998)
Net gain (loss)		(4,808,246)
Net increase (decrease) in net assets resulting from operations		$ 6,514,994

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,323,240	$ 21,028,883
Net realized gain (loss)	(1,204,248)	2,910,947
Change in net unrealized appreciation (depreciation)	(3,603,998)	7,468,838
Net increase (decrease) in net assets resulting from operations	6,514,994	31,408,668
Distributions to shareholders from net investment income	(10,867,647)	(21,122,555)
Distributions to shareholders from net realized gain	(1,496,563)	(7,095,550)
Total distributions	(12,364,210)	(28,218,105)
Share transactions - net increase (decrease)	66,662,285	20,272,301
Total increase (decrease) in net assets	60,813,069	23,462,864

Net Assets
Beginning of period	750,822,180	727,359,316
End of period (including undistributed net investment income of $473,713 and undistributed net investment income of $18,120, respectively)	$ 811,635,249	$ 750,822,180

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 10.12	$ 10.33	$ 10.14	$ 9.42	$ 9.31
Income from Investment Operations
Net investment incomeE	.155	.319	.360	.410G	.546	.559
Net realized and unrealized gain (loss)	(.066)	.151	(.144)	.205G	.730	.115
Total from investment operations	.089	.470	.216	.615	1.276	.674
Distributions from net investment income	(.149)	(.320)	(.356)	(.425)	(.556)	(.564)
Distributions from net realized gain	(.020)	(.100)	(.070)	-	-	-
Total distributions	(.169)	(.420)	(.426)	(.425)	(.556)	(.564)
Net asset value, end of period	$ 10.09	$ 10.17	$ 10.12	$ 10.33	$ 10.14	$ 9.42
Total ReturnB,C,D	.89%	4.76%	2.11%	6.31%	13.95%	7.53%
Ratios to Average Net AssetsF
Expenses before expense reductions	.91%A	.88%	.83%	.83%	.87%	.85%
Expenses net of voluntary waivers, if any	.86%A	.88%	.83%	.83%	.87%	.85%
Expenses net of all reductions	.86%A	.88%	.83%	.83%	.86%	.85%
Net investment income	3.10%A	3.17%	3.50%	4.11%G	5.61%	6.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,448	$ 70,407	$ 69,011	$ 68,973	$ 43,205	$ 15,053
Portfolio turnover rate	144%A	133%	262%	251%	260%	155%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 10.11	$ 10.32	$ 10.13	$ 9.41	$ 9.30
Income from Investment Operations
Net investment incomeE	.150	.311	.350	.398G	.535	.549
Net realized and unrealized gain (loss)	(.066)	.150	(.144)	.206G	.731	.114
Total from investment operations	.084	.461	.206	.604	1.266	.663
Distributions from net investment income	(.144)	(.311)	(.346)	(.414)	(.546)	(.553)
Distributions from net realized gain	(.020)	(.100)	(.070)	-	-	-
Total distributions	(.164)	(.411)	(.416)	(.414)	(.546)	(.553)
Net asset value, end of period	$ 10.08	$ 10.16	$ 10.11	$ 10.32	$ 10.13	$ 9.41
Total ReturnB,C,D	.84%	4.67%	2.01%	6.19%	13.86%	7.41%
Ratios to Average Net AssetsF
Expenses before expense reductions	.98%A	.97%	.93%	.94%	.96%	.95%
Expenses net of voluntary waivers, if any	.95%A	.97%	.93%	.94%	.96%	.95%
Expenses net of all reductions	.95%A	.97%	.93%	.94%	.96%	.95%
Net investment income	3.01%A	3.08%	3.39%	4.00%G	5.52%	5.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 254,558	$ 259,149	$ 304,517	$ 366,209	$ 293,105	$ 182,049
Portfolio turnover rate	144%A	133%	262%	251%	260%	155%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 10.10	$ 10.31	$ 10.12	$ 9.41	$ 9.30
Income from Investment Operations
Net investment incomeE	.117	.242	.282	.335G	.474	.490
Net realized and unrealized gain (loss)	(.066)	.151	(.144)	.205G	.720	.114
Total from investment operations	.051	.393	.138	.540	1.194	.604
Distributions from net investment income	(.111)	(.243)	(.278)	(.350)	(.484)	(.494)
Distributions from net realized gain	(.020)	(.100)	(.070)	-	-	-
Total distributions	(.131)	(.343)	(.348)	(.350)	(.484)	(.494)
Net asset value, end of period	$ 10.07	$ 10.15	$ 10.10	$ 10.31	$ 10.12	$ 9.41
Total ReturnB,C,D	.51%	3.97%	1.34%	5.52%	13.03%	6.73%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.67%A	1.65%	1.59%	1.58%	1.60%	1.59%
Expenses net of voluntary waivers, if any	1.61%A	1.65%	1.59%	1.58%	1.60%	1.59%
Expenses net of all reductions	1.61%A	1.65%	1.59%	1.58%	1.60%	1.59%
Net investment income	2.34%A	2.40%	2.74%	3.36%G	4.88%	5.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,310	$ 127,576	$ 176,855	$ 230,244	$ 158,864	$ 77,424
Portfolio turnover rate	144%A	133%	262%	251%	260%	155%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 10.11	$ 10.32	$ 10.13	$ 9.41	$ 9.30
Income from Investment Operations
Net investment incomeE	.113	.238	.275	.327G	.468	.482
Net realized and unrealized gain (loss)	(.066)	.150	(.144)	.205G	.729	.115
Total from investment operations	.047	.388	.131	.532	1.197	.597
Distributions from net investment income	(.107)	(.238)	(.271)	(.342)	(.477)	(.487)
Distributions from net realized gain	(.020)	(.100)	(.070)	-	-	-
Total distributions	(.127)	(.338)	(.341)	(.342)	(.477)	(.487)
Net asset value, end of period	$ 10.08	$ 10.16	$ 10.11	$ 10.32	$ 10.13	$ 9.41
Total ReturnB,C,D	.47%	3.92%	1.27%	5.44%	13.05%	6.64%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.73%A	1.69%	1.66%	1.66%	1.67%	1.67%
Expenses net of voluntary waivers, if any	1.69%A	1.69%	1.66%	1.66%	1.67%	1.67%
Expenses net of all reductions	1.69%A	1.69%	1.66%	1.66%	1.67%	1.67%
Net investment income	2.27%A	2.36%	2.66%	3.29%G	4.81%	5.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,834	$ 62,133	$ 80,620	$ 103,002	$ 87,214	$ 30,133
Portfolio turnover rate	144%A	133%	262%	251%	260%	155%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 10.07	$ 10.28	$ 10.09	$ 9.38	$ 9.27
Income from Investment Operations
Net investment incomeD	.162	.333	.370	.422F	.560	.572
Net realized and unrealized gain (loss)	(.075)	.155	(.138)	.207F	.723	.118
Total from investment operations	.087	.488	.232	.629	1.283	.690
Distributions from net investment income	(.157)	(.338)	(.372)	(.439)	(.573)	(.580)
Distributions from net realized gain	(.020)	(.100)	(.070)	-	-	-
Total distributions	(.177)	(.438)	(.442)	(.439)	(.573)	(.580)
Net asset value, end of period	$ 10.03	$ 10.12	$ 10.07	$ 10.28	$ 10.09	$ 9.38
Total ReturnB,C	.88%	4.98%	2.28%	6.49%	14.11%	7.75%
Ratios to Average Net AssetsE
Expenses before expense reductions	.71%A	.69%	.68%	.69%	.69%	.66%
Expenses net of voluntary waivers, if any	.68%A	.69%	.68%	.69%	.69%	.66%
Expenses net of all reductions	.68%A	.69%	.68%	.69%	.69%	.66%
Net investment income	3.27%A	3.35%	3.64%	4.26%F	5.79%	6.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 324,484	$ 231,557	$ 96,356	$ 50,953	$ 27,782	$ 22,067
Portfolio turnover rate	144%A	133%	262%	251%	260%	155%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,698,024
Unrealized depreciation	(3,999,243)
Net unrealized appreciation (depreciation)	$ 6,698,781
Cost for federal income tax purposes	$ 823,405,908

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

2. Operating Policies - continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 51,745	$ 509
Class T	0%	.25%	316,208	3,240
Class B	.65%	.25%	526,360	381,760
Class C	.75%	.25%	289,323	23,604
			$ 1,183,636	$ 409,113

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,659
Class T	9,344
Class B*	179,682
Class C*	2,874
$ 209,559

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 83,269	.24*
Class T	272,500	.22*
Class B	147,120	.25*
Class C	59,101	.21*
Institutional Class	266,864	.20*
	$ 828,854

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

4. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Security Lending - continued

and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	.90% - .83%*	$ 17,629
Class T	1.00% - .93%*	45,764
Class B	1.65% - 1.58%*	34,182
Class C	1.75% - 1.68%*	11,967
Institutional Class	.75% - .68%*	34,203
		$ 143,745

* Expense limitation in effect at period end.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $591.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 1,017,879	$ 2,153,959
Class T	3,621,231	8,618,124
Class B	1,290,586	3,613,736
Class C	616,857	1,712,286
Institutional Class	4,321,094	5,024,450
Total	$ 10,867,647	$ 21,122,555
From net realized gain
Class A	$ 139,625	$ 674,765
Class T	507,903	2,950,357
Class B	244,124	1,694,631
Class C	116,835	774,465
Institutional Class	488,076	1,001,332
Total	$ 1,496,563	$ 7,095,550

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	1,477,371	2,713,631	$ 14,876,604	$ 27,270,230
Reinvestment of distributions	101,204	247,225	1,018,363	2,491,603
Shares redeemed	(1,717,171)	(2,856,691)	(17,301,123)	(28,743,646)
Net increase (decrease)	(138,596)	104,165	$ (1,406,156)	$ 1,018,187
Class T
Shares sold	4,406,371	8,006,772	$ 44,337,337	$ 80,706,660
Reinvestment of distributions	388,390	1,082,875	3,905,353	10,906,402
Shares redeemed	(5,044,881)	(13,698,154)	(50,770,265)	(137,716,143)
Net increase (decrease)	(250,120)	(4,608,507)	$ (2,527,575)	$ (46,103,081)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class B
Shares sold	308,454	1,730,792	$ 3,102,707	$ 17,269,138
Reinvestment of distributions	119,183	412,382	1,197,062	4,149,653
Shares redeemed	(2,238,914)	(7,080,700)	(22,508,601)	(71,021,593)
Net increase (decrease)	(1,811,277)	(4,937,526)	$ (18,208,832)	$ (49,602,802)
Class C
Shares sold	438,735	1,558,016	$ 4,418,628	$ 15,688,387
Reinvestment of distributions	45,131	167,985	453,747	1,691,499
Shares redeemed	(1,059,371)	(3,583,707)	(10,665,278)	(36,063,909)
Net increase (decrease)	(575,505)	(1,857,706)	$ (5,792,903)	$ (18,684,023)
Institutional Class
Shares sold	10,262,344	16,675,556	$ 102,751,907	$ 167,264,086
Reinvestment of distributions	439,989	530,819	4,402,778	5,319,476
Shares redeemed	(1,254,849)	(3,884,918)	(12,556,934)	(38,939,542)
Net increase (decrease)	9,447,484	13,321,457	$ 94,597,751	$ 133,644,020

10. New Fee Arrangements.

On May 19, 2005, the Board of Trustees approved an amended management contract effective June 1, 2005. The amended contract reduces the management fee from ..43% to .33% of average net assets.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AGOV-USAN-0605
1.784882.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Government Investment

Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,008.90	$ 4.28**
HypotheticalA	$ 1,000.00	$ 1,020.53	$ 4.31**
Class T
Actual	$ 1,000.00	$ 1,008.40	$ 4.73**
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76**
Class B
Actual	$ 1,000.00	$ 1,005.10	$ 8.00**
HypotheticalA	$ 1,000.00	$ 1,016.81	$ 8.05**
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,004.70	$ 8.40**
HypotheticalA	$ 1,000.00	$ 1,016.41	$ 8.45**
Institutional Class
Actual	$ 1,000.00	$ 1,008.80	$ 3.39**
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.86%**
Class T	.95%**
Class B	1.61%**
Class C	1.69%**
Institutional Class	.68%**

** If contractual expense reductions, effective June 1, 2005, had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	.81%
Actual		$ 4.03
HypotheticalA		$ 4.06
Class T	.88%
Actual		$ 4.38
HypotheticalA		$ 4.41
Class B	1.57%
Actual		$ 7.81
HypotheticalA		$ 7.85
Class C	1.63%
Actual		$ 8.10
HypotheticalA		$ 8.15
Institutional Class	.61%
Actual		$ 3.04
HypotheticalA		$ 3.06

A 5% return per year before expenses

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2005
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	0.8	0.0
2 - 2.99%	17.1	6.9
3 - 3.99%	16.1	6.1
4 - 4.99%	16.3	9.5
5 - 5.99%	15.6	20.1
6 - 6.99%	19.8	31.2
7 - 7.99%	5.3	11.1
8 - 8.99%	2.2	2.4
9% and over	3.0	10.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2005
6 months ago
Years	6.5	6.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2005
6 months ago
Years	4.2	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2005*	As of October 31, 2004**
Mortgage Securities 9.3%	Mortgage Securities 6.9%
CMOs and Other Mortgage Related Securities 16.7%	CMOs and Other Mortgage Related Securities 20.3%
U.S. Treasury Obligations 39.3%	U.S. Treasury Obligations 27.0%
U.S. Government Agency Obligations 33.0%	U.S. Government Agency Obligations 43.6%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 2.2%

* Futures and Swaps	0.0%	** Futures and Swaps	4.6%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 72.3%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 33.0%
Fannie Mae:
2.375% 12/15/05	$ 15,000,000	$ 14,900,115
3.25% 1/15/08	22,062,000	21,635,762
3.75% 5/17/07	4,240,000	4,220,623
4.25% 5/15/09	12,500,000	12,543,413
6% 5/15/08	2,718,000	2,869,104
6.25% 2/1/11	24,260,000	26,242,018
6.625% 9/15/09	1,620,000	1,775,528
6.625% 11/15/30	18,000,000	22,191,966
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	710,000	714,146
Federal Home Loan Bank:
3.8% 12/22/06	1,025,000	1,022,230
5.8% 9/2/08	17,275,000	18,173,887
Freddie Mac:
2.875% 12/15/06	6,975,000	6,870,807
4.5% 7/15/13	475,000	475,719
4.5% 1/15/14	21,550,000	21,553,060
5% 1/30/14	25,000,000	24,924,450
5.875% 3/21/11	6,960,000	7,424,844
7% 3/15/10	17,944,000	20,108,334
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	191,559	200,478
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-D, 5.23% 5/15/05	10,425	10,435
Series 1994-A, 7.12% 4/15/06	2,412,296	2,459,457
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	1,125,000	1,161,011
Series 1994-B, 7.5% 1/26/06	38,681	39,230
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	956,522	1,024,215
6.77% 11/15/13	1,144,230	1,208,021
6.99% 5/21/16	4,057,500	4,556,167
Private Export Funding Corp.:
secured:
5.34% 3/15/06	4,640,000	4,708,862
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Private Export Funding Corp.: - continued
5.66% 9/15/11 (a)	$ 2,610,000	$ 2,780,874
5.685% 5/15/12	2,845,000	3,051,581
6.67% 9/15/09	1,380,000	1,516,594
3.375% 2/15/09	610,000	594,819
4.974% 8/15/13	2,850,000	2,962,832
Small Business Administration guaranteed development participation certificates Series 2002-20K Class 1, 5.08% 11/1/22	5,410,693	5,492,149
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	8,560,000	8,615,375
6.6% 2/15/08	10,136,755	10,416,986
6.8% 2/15/12	5,000,000	5,532,485
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,152,718
5.96% 8/1/09	1,800,000	1,883,547
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	120,000	124,150
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		268,137,992
U.S. Treasury Inflation Protected Obligations - 7.3%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	24,415,920	26,662,747
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	6,782,008	6,688,491
2% 7/15/14	24,822,852	25,755,674
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		59,106,912
U.S. Treasury Obligations - 32.0%
U.S. Treasury Bonds:
6.125% 8/15/29	19,250,000	23,492,527
6.25% 8/15/23	1,500,000	1,802,696
8% 11/15/21	11,794,000	16,479,355
10% 5/15/10	11,170,000	11,198,361
12% 8/15/13	10,000,000	12,520,310
U.S. Treasury Notes:
2.625% 5/15/08	32,000,000	30,977,504
2.75% 6/30/06	4,605,000	4,568,123
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 7/31/06	$ 32,000,000	$ 31,716,256
3.125% 5/15/07	7,060,000	6,987,197
3.375% 2/28/07	25,000,000	24,888,675
3.375% 10/15/09	31,500,000	30,867,543
3.625% 4/30/07	6,809,000	6,805,275
4% 6/15/09	3,319,000	3,339,485
4.25% 8/15/13	2,670,000	2,691,485
4.25% 11/15/13	42,960,000	43,270,462
4.75% 5/15/14	7,500,000	7,818,165
TOTAL U.S. TREASURY OBLIGATIONS		259,423,419
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $580,244,865)		586,668,323
U.S. Government Agency - Mortgage Securities - 9.3%

Fannie Mae - 7.3%
3.737% 1/1/35 (c)	206,172	205,114
3.793% 6/1/34 (c)	608,968	598,583
3.827% 12/1/34 (c)	45,107	44,932
3.83% 1/1/35 (c)	144,430	143,948
3.836% 6/1/33 (c)	95,720	95,112
3.84% 1/1/35 (c)	386,672	384,994
3.87% 1/1/35 (c)	244,423	243,741
3.878% 6/1/33 (c)	601,634	598,426
3.913% 12/1/34 (c)	120,695	120,412
3.941% 10/1/34 (c)	177,679	176,898
3.975% 11/1/34 (c)	275,100	273,921
3.98% 1/1/35 (c)	189,943	189,489
3.987% 12/1/34 (c)	164,942	164,327
4% 9/1/18	3,150,804	3,061,852
4% 1/1/35 (c)	117,782	117,473
4.017% 12/1/34 (c)	958,090	960,185
4.021% 12/1/34 (c)	145,393	144,892
4.023% 2/1/35 (c)	122,962	122,809
4.025% 1/1/35 (c)	260,697	260,123
4.029% 1/1/35 (c)	71,984	72,260
4.037% 12/1/34 (c)	95,920	96,031
4.048% 1/1/35 (c)	121,046	120,761
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.052% 2/1/35 (c)	$ 120,891	$ 120,807
4.072% 12/1/34 (c)	243,378	243,378
4.105% 1/1/35 (c)	265,262	265,758
4.118% 1/1/35 (c)	270,313	270,463
4.118% 2/1/35 (c)	98,120	98,481
4.12% 2/1/35 (c)	245,532	245,781
4.127% 1/1/35 (c)	266,799	268,236
4.128% 2/1/35 (c)	487,979	488,341
4.144% 1/1/35 (c)	367,201	367,419
4.145% 2/1/35 (c)	295,205	295,659
4.151% 1/1/35 (c)	449,567	450,067
4.162% 2/1/35 (c)	244,003	244,871
4.17% 11/1/34 (c)	231,974	231,739
4.197% 1/1/35 (c)	221,485	222,107
4.2% 1/1/35 (c)	515,737	520,650
4.202% 1/1/35 (c)	265,055	264,301
4.23% 11/1/34 (c)	78,401	78,613
4.25% 2/1/35 (c)	148,359	147,667
4.269% 10/1/34 (c)	378,662	381,777
4.305% 8/1/33 (c)	327,375	330,734
4.305% 7/1/34 (c)	126,609	127,543
4.318% 3/1/33 (c)	66,555	66,201
4.324% 12/1/34 (c)	98,293	98,260
4.349% 2/1/35 (c)	98,092	98,004
4.351% 1/1/35 (c)	147,527	147,343
4.455% 3/1/35 (c)	174,988	175,077
4.484% 10/1/34 (c)	830,189	839,571
4.493% 8/1/34 (c)	490,185	493,172
4.53% 3/1/35 (c)	373,600	374,767
4.549% 8/1/34 (c)	313,295	315,990
4.572% 2/1/35 (c)	1,000,032	1,009,125
4.587% 2/1/35 (c)	1,231,414	1,235,842
4.67% 11/1/34 (c)	509,005	512,792
4.694% 11/1/34 (c)	507,941	511,639
4.725% 3/1/35 (c)	1,317,790	1,335,232
4.748% 7/1/34 (c)	457,933	458,609
5% 6/1/35 (b)	2,700,000	2,664,563
5.5% 12/1/17 to 8/1/27	1,827,825	1,855,346
5.5% 5/1/20 (b)	4,750,000	4,861,328
5.5% 5/12/35 (b)	7,000,000	7,063,438
6.5% 12/1/24 to 4/1/33	15,646,768	16,309,128
6.5% 5/1/35 (b)	3,648	3,794
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
7% 4/1/26 to 7/1/32	$ 3,802,376	$ 4,022,181
7.5% 3/1/28 to 4/1/29	42,239	45,429
8.5% 9/1/16 to 1/1/17	21,832	23,632
9% 11/1/11 to 5/1/14	325,936	353,407
9.5% 11/1/06 to 5/1/20	235,542	254,251
11.5% 6/15/19	60,980	67,919
12.5% 8/1/15	2,221	2,482
		59,059,197
Freddie Mac - 1.4%
4.232% 1/1/35 (c)	734,121	734,949
4.314% 12/1/34 (c)	197,039	196,659
4.37% 3/1/35 (c)	275,000	273,432
4.401% 2/1/35 (c)	397,477	395,210
4.434% 2/1/35 (c)	480,736	482,764
4.444% 3/1/35 (c)	175,000	174,569
4.491% 3/1/35 (c)	525,000	523,688
4.504% 3/1/35 (c)	200,000	199,891
4.985% 8/1/33 (c)	110,312	111,491
5% 5/1/35 (b)	7,000,000	6,923,438
7.5% 3/1/15 to 3/1/16	803,263	846,226
8.5% 8/1/09 to 2/1/10	17,322	18,277
9% 10/1/08 to 10/1/20	57,218	60,862
9.5% 5/1/21 to 7/1/21	73,917	80,856
11% 7/1/13 to 5/1/14	113,157	126,184
12.5% 2/1/10 to 6/1/19	34,198	37,877
		11,186,373
Government National Mortgage Association - 0.6%
6.5% 6/20/34	3,984,926	4,159,812
7.5% 9/15/06 to 8/15/29	160,170	165,775
8% 12/15/23	497,931	540,636
9% 9/15/05 to 12/15/09	2,029	2,037
10.5% 12/15/17 to 1/20/18	60,353	68,212
13.5% 7/15/11	11,041	12,536
		4,949,008
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $74,841,904)		75,194,578
Collateralized Mortgage Obligations - 16.5%
	Principal Amount	Value (Note 1)
U.S. Government Agency - 16.5%
Fannie Mae planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	$ 3,089,299	$ 3,245,249
Series 1993-160 Class PK, 6.5% 11/25/22	720,093	722,049
Series 1993-187 Class L, 6.5% 7/25/23	1,350,405	1,393,577
Series 1994-27 Class PJ, 6.5% 6/25/23	1,315,232	1,335,613
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	2,150,835	2,183,378
Series 2001-56 Class KD, 6.5% 7/25/30	592,074	591,578
Series 2002-49 Class KG, 5.5% 8/25/17	6,500,000	6,723,079
Series 2003-32 Class PB, 3% 6/25/16	837,125	832,132
Series 2003-67 Class GL, 3% 1/25/25	5,000,000	4,858,300
Series 2003-73 Class GA, 3.5% 5/25/31	5,653,270	5,416,583
Series 2004-21 Class QE, 4.5% 11/25/32	1,500,000	1,444,962
sequential pay:
Series 2001-46 Class ZG, 6% 9/25/31	7,472,363	7,733,289
Series 2002-63 Class LA, 5.5% 10/25/16	4,944,517	5,018,132
Series 2004-80 Class ZB, 4% 11/25/19	2,412,449	2,410,321
Freddie Mac sequential pay:
Series 2114 Class ZM, 6% 1/15/29	523,308	545,299
Series 2343 Class VD, 7% 8/15/16	5,164,000	5,314,738
Series 2361 Class KB, 6.25% 1/15/28	5,152,013	5,235,021
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 1681 Class PJ, 7% 12/15/23	4,000,000	4,171,876
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22	280,631	273,646
Series 1141 Class G, 9% 9/15/21	197,733	197,533
Series 1671 Class G, 6.5% 8/15/23	6,116,287	6,184,306
Series 1727 Class H, 6.5% 8/15/23	2,227,281	2,259,526
Series 2136 Class PQ, 6.5% 10/15/27	63,947	63,889
Series 2275 Class PM, 6.5% 10/15/29	31,219	31,185
Series 2483 Class DC, 5.5% 7/15/14	663,002	665,537
Series 2543 CLass PM, 5.5% 8/15/18	1,088,800	1,103,273
Series 2587 Class UP, 4% 8/15/25	5,069,286	5,021,320
Series 2622 Class PE, 4.5% 5/15/18	2,640,000	2,571,961
Series 2640 Class QG, 2% 4/15/22	361,911	351,251
Series 2660 Class ML, 3.5% 7/15/22	10,000,000	9,852,179
Series 2676 Class QA, 3% 8/15/16	1,475,000	1,462,330
Series 2683 Class UH, 3% 3/15/19	3,842,065	3,807,514
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2828 Class JA, 4.5% 1/15/10	$ 1,580,000	$ 1,591,176
sequential pay:
Series 2285 Class VB, 6.5% 10/15/16	259,808	259,793
Series 2448 Class VH, 6.5% 5/15/18	4,835,000	4,912,946
Series 2587:
Class AD, 4.71% 3/15/33	5,784,746	5,359,278
Class ET, 3.7% 7/15/17	2,804,176	2,743,351
Series 2677 Class HG, 3% 8/15/12	4,288,436	4,230,890
Series 2750 Class ZT, 5% 2/15/34	911,548	831,369
Series 2773 Class HC, 4.5% 4/15/19	703,518	677,795
Series 2831 Class AC, 5% 1/15/18	1,882,602	1,894,835
Series 2769 Class BU, 5% 3/15/34	1,312,306	1,298,378
Series 2858 Class ZT, 5.5% 9/15/34	566,258	565,564
Series 2877 Class JC, 5% 10/15/34	1,785,255	1,801,067
Series 2888 Class CZ, 5% 10/15/33	982,407	979,951
Series 2907 Class HZ, 5% 12/15/34	1,343,215	1,347,749
Series FHR 2781 Class KK, 5.5% 6/15/33	4,325,000	4,265,579
target amortization class Series 2156 Class TC, 6.25% 5/15/29	4,834,631	4,961,258
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	167,099	167,611
Series 2002-19 Class PE, 6% 10/20/30	3,272,654	3,274,497
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $134,034,298)		134,183,713
Commercial Mortgage Securities - 0.2%

Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38 (Cost $1,891,360)	1,785,412	1,878,075
Cash Equivalents - 4.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (Cost $32,180,000)	$ 32,187,945	$ 32,180,000
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $823,192,427)		830,104,689
NET OTHER ASSETS - (2.3)%		(18,469,440)
NET ASSETS - 100%		$ 811,635,249
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,780,874 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $32,180,000) (cost $823,192,427) - See accompanying schedule		$ 830,104,689
Cash		779
Receivable for investments sold		1,930,124
Receivable for fund shares sold		2,182,809
Interest receivable		8,175,182
Prepaid expenses		2,119
Receivable from investment adviser for expense reductions		36,919
Total assets		842,432,621

Liabilities
Payable for investments purchased Regular delivery	$ 6,812,064
Delayed delivery	21,396,923
Payable for fund shares redeemed	1,652,872
Distributions payable	208,281
Accrued management fee	282,447
Distribution fees payable	188,879
Other affiliated payables	165,447
Other payables and accrued expenses	90,459
Total liabilities		30,797,372

Net Assets		$ 811,635,249
Net Assets consist of:
Paid in capital		$ 805,972,448
Undistributed net investment income		473,713
Accumulated undistributed net realized gain (loss) on investments		(1,723,174)
Net unrealized appreciation (depreciation) on investments		6,912,262
Net Assets		$ 811,635,249

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($68,448,485 ÷ 6,784,423 shares)	$ 10.09

Maximum offering price per share (100/95.25 of $10.09)	$ 10.59
Class T: Net Asset Value and redemption price per share ($254,558,277 ÷ 25,247,066 shares)	$ 10.08

Maximum offering price per share (100/96.50 of $10.08)	$ 10.45
Class B: Net Asset Value and offering price per share ($108,309,884 ÷ 10,753,591 shares)A	$ 10.07

Class C: Net Asset Value and offering price per share ($55,834,104 ÷ 5,539,280 shares)A	$ 10.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($324,484,499 ÷ 32,338,495 shares)	$ 10.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Interest		$ 15,151,110
Security lending		3,208
Total income		15,154,318

Expenses
Management fee	$ 1,638,618
Transfer agent fees	828,854
Distribution fees	1,183,636
Accounting and security lending fees	157,287
Independent trustees' compensation	1,896
Custodian fees and expenses	14,320
Registration fees	53,707
Audit	30,375
Legal	3,290
Miscellaneous	63,431
Total expenses before reductions	3,975,414
Expense reductions	(144,336)	3,831,078
Net investment income		11,323,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,216,760)
Swap agreements	12,512
Total net realized gain (loss)		(1,204,248)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,429,722)
Swap agreements	(177,245)
Delayed delivery commitments	2,969
Total change in net unrealized appreciation (depreciation)		(3,603,998)
Net gain (loss)		(4,808,246)
Net increase (decrease) in net assets resulting from operations		$ 6,514,994

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,323,240	$ 21,028,883
Net realized gain (loss)	(1,204,248)	2,910,947
Change in net unrealized appreciation (depreciation)	(3,603,998)	7,468,838
Net increase (decrease) in net assets resulting from operations	6,514,994	31,408,668
Distributions to shareholders from net investment income	(10,867,647)	(21,122,555)
Distributions to shareholders from net realized gain	(1,496,563)	(7,095,550)
Total distributions	(12,364,210)	(28,218,105)
Share transactions - net increase (decrease)	66,662,285	20,272,301
Total increase (decrease) in net assets	60,813,069	23,462,864

Net Assets
Beginning of period	750,822,180	727,359,316
End of period (including undistributed net investment income of $473,713 and undistributed net investment income of $18,120, respectively)	$ 811,635,249	$ 750,822,180

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 10.12	$ 10.33	$ 10.14	$ 9.42	$ 9.31
Income from Investment Operations
Net investment incomeE	.155	.319	.360	.410G	.546	.559
Net realized and unrealized gain (loss)	(.066)	.151	(.144)	.205G	.730	.115
Total from investment operations	.089	.470	.216	.615	1.276	.674
Distributions from net investment income	(.149)	(.320)	(.356)	(.425)	(.556)	(.564)
Distributions from net realized gain	(.020)	(.100)	(.070)	-	-	-
Total distributions	(.169)	(.420)	(.426)	(.425)	(.556)	(.564)
Net asset value, end of period	$ 10.09	$ 10.17	$ 10.12	$ 10.33	$ 10.14	$ 9.42
Total ReturnB,C,D	.89%	4.76%	2.11%	6.31%	13.95%	7.53%
Ratios to Average Net AssetsF
Expenses before expense reductions	.91%A	.88%	.83%	.83%	.87%	.85%
Expenses net of voluntary waivers, if any	.86%A	.88%	.83%	.83%	.87%	.85%
Expenses net of all reductions	.86%A	.88%	.83%	.83%	.86%	.85%
Net investment income	3.10%A	3.17%	3.50%	4.11%G	5.61%	6.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,448	$ 70,407	$ 69,011	$ 68,973	$ 43,205	$ 15,053
Portfolio turnover rate	144%A	133%	262%	251%	260%	155%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 10.11	$ 10.32	$ 10.13	$ 9.41	$ 9.30
Income from Investment Operations
Net investment incomeE	.150	.311	.350	.398G	.535	.549
Net realized and unrealized gain (loss)	(.066)	.150	(.144)	.206G	.731	.114
Total from investment operations	.084	.461	.206	.604	1.266	.663
Distributions from net investment income	(.144)	(.311)	(.346)	(.414)	(.546)	(.553)
Distributions from net realized gain	(.020)	(.100)	(.070)	-	-	-
Total distributions	(.164)	(.411)	(.416)	(.414)	(.546)	(.553)
Net asset value, end of period	$ 10.08	$ 10.16	$ 10.11	$ 10.32	$ 10.13	$ 9.41
Total ReturnB,C,D	.84%	4.67%	2.01%	6.19%	13.86%	7.41%
Ratios to Average Net AssetsF
Expenses before expense reductions	.98%A	.97%	.93%	.94%	.96%	.95%
Expenses net of voluntary waivers, if any	.95%A	.97%	.93%	.94%	.96%	.95%
Expenses net of all reductions	.95%A	.97%	.93%	.94%	.96%	.95%
Net investment income	3.01%A	3.08%	3.39%	4.00%G	5.52%	5.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 254,558	$ 259,149	$ 304,517	$ 366,209	$ 293,105	$ 182,049
Portfolio turnover rate	144%A	133%	262%	251%	260%	155%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 10.10	$ 10.31	$ 10.12	$ 9.41	$ 9.30
Income from Investment Operations
Net investment incomeE	.117	.242	.282	.335G	.474	.490
Net realized and unrealized gain (loss)	(.066)	.151	(.144)	.205G	.720	.114
Total from investment operations	.051	.393	.138	.540	1.194	.604
Distributions from net investment income	(.111)	(.243)	(.278)	(.350)	(.484)	(.494)
Distributions from net realized gain	(.020)	(.100)	(.070)	-	-	-
Total distributions	(.131)	(.343)	(.348)	(.350)	(.484)	(.494)
Net asset value, end of period	$ 10.07	$ 10.15	$ 10.10	$ 10.31	$ 10.12	$ 9.41
Total ReturnB,C,D	.51%	3.97%	1.34%	5.52%	13.03%	6.73%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.67%A	1.65%	1.59%	1.58%	1.60%	1.59%
Expenses net of voluntary waivers, if any	1.61%A	1.65%	1.59%	1.58%	1.60%	1.59%
Expenses net of all reductions	1.61%A	1.65%	1.59%	1.58%	1.60%	1.59%
Net investment income	2.34%A	2.40%	2.74%	3.36%G	4.88%	5.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,310	$ 127,576	$ 176,855	$ 230,244	$ 158,864	$ 77,424
Portfolio turnover rate	144%A	133%	262%	251%	260%	155%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 10.11	$ 10.32	$ 10.13	$ 9.41	$ 9.30
Income from Investment Operations
Net investment incomeE	.113	.238	.275	.327G	.468	.482
Net realized and unrealized gain (loss)	(.066)	.150	(.144)	.205G	.729	.115
Total from investment operations	.047	.388	.131	.532	1.197	.597
Distributions from net investment income	(.107)	(.238)	(.271)	(.342)	(.477)	(.487)
Distributions from net realized gain	(.020)	(.100)	(.070)	-	-	-
Total distributions	(.127)	(.338)	(.341)	(.342)	(.477)	(.487)
Net asset value, end of period	$ 10.08	$ 10.16	$ 10.11	$ 10.32	$ 10.13	$ 9.41
Total ReturnB,C,D	.47%	3.92%	1.27%	5.44%	13.05%	6.64%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.73%A	1.69%	1.66%	1.66%	1.67%	1.67%
Expenses net of voluntary waivers, if any	1.69%A	1.69%	1.66%	1.66%	1.67%	1.67%
Expenses net of all reductions	1.69%A	1.69%	1.66%	1.66%	1.67%	1.67%
Net investment income	2.27%A	2.36%	2.66%	3.29%G	4.81%	5.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,834	$ 62,133	$ 80,620	$ 103,002	$ 87,214	$ 30,133
Portfolio turnover rate	144%A	133%	262%	251%	260%	155%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 10.07	$ 10.28	$ 10.09	$ 9.38	$ 9.27
Income from Investment Operations
Net investment incomeD	.162	.333	.370	.422F	.560	.572
Net realized and unrealized gain (loss)	(.075)	.155	(.138)	.207F	.723	.118
Total from investment operations	.087	.488	.232	.629	1.283	.690
Distributions from net investment income	(.157)	(.338)	(.372)	(.439)	(.573)	(.580)
Distributions from net realized gain	(.020)	(.100)	(.070)	-	-	-
Total distributions	(.177)	(.438)	(.442)	(.439)	(.573)	(.580)
Net asset value, end of period	$ 10.03	$ 10.12	$ 10.07	$ 10.28	$ 10.09	$ 9.38
Total ReturnB,C	.88%	4.98%	2.28%	6.49%	14.11%	7.75%
Ratios to Average Net AssetsE
Expenses before expense reductions	.71%A	.69%	.68%	.69%	.69%	.66%
Expenses net of voluntary waivers, if any	.68%A	.69%	.68%	.69%	.69%	.66%
Expenses net of all reductions	.68%A	.69%	.68%	.69%	.69%	.66%
Net investment income	3.27%A	3.35%	3.64%	4.26%F	5.79%	6.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 324,484	$ 231,557	$ 96,356	$ 50,953	$ 27,782	$ 22,067
Portfolio turnover rate	144%A	133%	262%	251%	260%	155%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,698,024
Unrealized depreciation	(3,999,243)
Net unrealized appreciation (depreciation)	$ 6,698,781
Cost for federal income tax purposes	$ 823,405,908

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

2. Operating Policies - continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 51,745	$ 509
Class T	0%	.25%	316,208	3,240
Class B	.65%	.25%	526,360	381,760
Class C	.75%	.25%	289,323	23,604
			$ 1,183,636	$ 409,113

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,659
Class T	9,344
Class B*	179,682
Class C*	2,874
$ 209,559

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 83,269	.24*
Class T	272,500	.22*
Class B	147,120	.25*
Class C	59,101	.21*
Institutional Class	266,864	.20*
	$ 828,854

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

4. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Security Lending - continued

and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	.90% - .83%*	$ 17,629
Class T	1.00% - .93%*	45,764
Class B	1.65% - 1.58%*	34,182
Class C	1.75% - 1.68%*	11,967
Institutional Class	.75% - .68%*	34,203
		$ 143,745

* Expense limitation in effect at period end.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $591.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 1,017,879	$ 2,153,959
Class T	3,621,231	8,618,124
Class B	1,290,586	3,613,736
Class C	616,857	1,712,286
Institutional Class	4,321,094	5,024,450
Total	$ 10,867,647	$ 21,122,555
From net realized gain
Class A	$ 139,625	$ 674,765
Class T	507,903	2,950,357
Class B	244,124	1,694,631
Class C	116,835	774,465
Institutional Class	488,076	1,001,332
Total	$ 1,496,563	$ 7,095,550

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	1,477,371	2,713,631	$ 14,876,604	$ 27,270,230
Reinvestment of distributions	101,204	247,225	1,018,363	2,491,603
Shares redeemed	(1,717,171)	(2,856,691)	(17,301,123)	(28,743,646)
Net increase (decrease)	(138,596)	104,165	$ (1,406,156)	$ 1,018,187
Class T
Shares sold	4,406,371	8,006,772	$ 44,337,337	$ 80,706,660
Reinvestment of distributions	388,390	1,082,875	3,905,353	10,906,402
Shares redeemed	(5,044,881)	(13,698,154)	(50,770,265)	(137,716,143)
Net increase (decrease)	(250,120)	(4,608,507)	$ (2,527,575)	$ (46,103,081)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class B
Shares sold	308,454	1,730,792	$ 3,102,707	$ 17,269,138
Reinvestment of distributions	119,183	412,382	1,197,062	4,149,653
Shares redeemed	(2,238,914)	(7,080,700)	(22,508,601)	(71,021,593)
Net increase (decrease)	(1,811,277)	(4,937,526)	$ (18,208,832)	$ (49,602,802)
Class C
Shares sold	438,735	1,558,016	$ 4,418,628	$ 15,688,387
Reinvestment of distributions	45,131	167,985	453,747	1,691,499
Shares redeemed	(1,059,371)	(3,583,707)	(10,665,278)	(36,063,909)
Net increase (decrease)	(575,505)	(1,857,706)	$ (5,792,903)	$ (18,684,023)
Institutional Class
Shares sold	10,262,344	16,675,556	$ 102,751,907	$ 167,264,086
Reinvestment of distributions	439,989	530,819	4,402,778	5,319,476
Shares redeemed	(1,254,849)	(3,884,918)	(12,556,934)	(38,939,542)
Net increase (decrease)	9,447,484	13,321,457	$ 94,597,751	$ 133,644,020

10. New Fee Arrangements.

On May 19, 2005, the Board of Trustees approved an amended management contract effective June 1, 2005. The amended contract reduces the management fee from ..43% to .33% of average net assets.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AGOVI-USAN-0605
1.784883.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Income Advantage

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,036.20	$ 5.00
Hypothetical A	$ 1,000.00	$ 1,019.89	$ 4.96
Class T
Actual	$ 1,000.00	$ 1,035.60	$ 5.40
Hypothetical A	$ 1,000.00	$ 1,019.49	$ 5.36
Class B
Actual	$ 1,000.00	$ 1,032.50	$ 8.77
Hypothetical A	$ 1,000.00	$ 1,016.17	$ 8.70
Class C
Actual	$ 1,000.00	$ 1,032.00	$ 9.22
Hypothetical A	$ 1,000.00	$ 1,015.72	$ 9.15
Institutional Class
Actual	$ 1,000.00	$ 1,037.10	$ 4.09
Hypothetical A	$ 1,000.00	$ 1,020.78	$ 4.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.99%
Class T	1.07%
Class B	1.74%
Class C	1.83%
Institutional Class	.81%

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.	4.7	3.2
Revlon, Inc.	4.6	3.6
Qwest Services Corp.	3.8	4.8
Levi Strauss & Co.	3.1	3.3
Tenet Healthcare Corp.	3.1	1.6
	19.3
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	15.2	17.2
Energy	9.7	10.4
Cable TV	8.0	7.2
Healthcare	7.6	4.9
Consumer Products	5.1	4.4
Quality Diversification (% of fund's net assets)
As of April 30, 2005			As of October 31, 2004
	AAA, AA, A 0.0%		AAA, AA, A 0.0%
	BBB 1.0%		BBB 0.1%
	BB 8.4%		BB 7.3%
	B 26.2%		B 23.8%
	CCC, CC, C 38.1%		CCC, CC, C 40.9%
	Not Rated 4.1%		Not Rated 5.7%
	Equities 17.2%		Equities 16.2%
	Short-Term Investments and Net Other Assets 5.0%		Short-Term Investments and Net Other Assets 6.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Nonconvertible Bonds 73.0%		Nonconvertible Bonds 73.5%
	Convertible Bonds, Preferred Stocks 2.1%		Convertible Bonds, Preferred Stocks 1.0%
	Common Stocks 15.9%		Common Stocks 15.6%
	Floating Rate Loans 4.0%		Floating Rate Loans 3.9%
	Short-Term Investments and Net Other Assets 5.0%		Short-Term Investments and Net Other Assets 6.0%
* Foreign investments	6.5%	** Foreign investments	6.5%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 73.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.8%
Cable TV - 0.6%
Charter Communications, Inc. 5.875% 11/16/09 (f)	$ 22,580	$ 14,140
Electric Utilities - 0.2%
Mirant Corp. 5.75% 7/15/07 (c)	5,000	3,750
TOTAL CONVERTIBLE BONDS		17,890
Nonconvertible Bonds - 73.0%
Air Transportation - 4.6%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	13,320	12,388
6.977% 11/23/22	784	717
7.377% 5/23/19	15,421	10,024
7.379% 5/23/16	8,499	5,439
7.8% 4/1/08	9,740	8,717
10.18% 1/2/13	5,055	3,437
Delta Air Lines, Inc.:
7.9% 12/15/09	18,065	5,781
8% 12/15/07 (f)	7,900	2,726
8.3% 12/15/29	92,390	23,328
9.5% 11/18/08 (f)	2,065	1,673
10% 8/15/08	37,520	12,757
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	75	40
7.779% 11/18/05	95	69
7.779% 1/2/12	1,903	761
Northwest Airlines Corp. 10% 2/1/09	5,000	2,550
Northwest Airlines, Inc.:
7.875% 3/15/08	9,675	4,741
9.875% 3/15/07	800	504
10.5% 4/1/09	13,548	10,161
Northwest Airlines, Inc. pass thru trust certificates 9.179% 10/1/11	1,753	1,122
		106,935
Automotive - 1.9%
Accuride Corp. 8.5% 2/1/15 (f)	4,780	4,445
Altra Industrial Motion, Inc. 9% 12/1/11 (f)	2,460	2,386
American Tire Distributors, Inc. 10.75% 4/1/13 (f)	9,010	8,650
Delco Remy International, Inc. 9.375% 4/15/12	2,940	2,440
General Motors Acceptance Corp. 6.75% 12/1/14	8,730	7,313
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Corp. 8.375% 7/15/33	$ 20,570	$ 15,657
Tenneco Automotive, Inc. 8.625% 11/15/14 (f)	2,870	2,626
		43,517
Building Materials - 0.5%
Goodman Global Holdings, Inc. 7.875% 12/15/12 (f)	11,265	9,801
Owens Corning 7% 3/15/09 (c)	600	456
		10,257
Cable TV - 5.6%
Cablevision Systems Corp. 8% 4/15/12 (f)	20,000	19,825
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	21,564	15,634
9.625% 11/15/09	26,970	19,823
9.92% 4/1/11	32,570	23,125
10% 4/1/09	25,840	19,380
10% 5/15/11	8,700	6,177
10.25% 1/15/10	14,290	10,575
10.75% 10/1/09	17,570	13,441
11.125% 1/15/11	2,200	1,606
		129,586
Capital Goods - 1.1%
Dresser-Rand Group, Inc. 7.375% 11/1/14 (f)	3,450	3,364
Hawk Corp. 8.75% 11/1/14	2,770	2,839
Invensys PLC 9.875% 3/15/11 (f)	7,590	7,514
Park-Ohio Industries, Inc. 8.375% 11/15/14 (f)	5,120	4,365
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,800	1,692
Thermadyne Holdings Corp. 9.25% 2/1/14	5,710	5,282
		25,056
Chemicals - 4.5%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	10,830	11,886
Borden US Finance Corp./Nova Scotia Finance ULC 7.8906% 7/15/10 (f)(g)	4,990	4,840
Crompton Corp. 9.875% 8/1/12	4,290	4,912
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (d)(f)	6,080	3,952
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	5,920	6,542
Hercules, Inc.:
6.5% 6/30/29	6,070	4,735
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Hercules, Inc.: - continued
6.5% 6/30/29 unit	$ 5,500	$ 4,555
Huntsman ICI Chemicals LLC 10.125% 7/1/09	5,587	5,810
Huntsman LLC 11.625% 10/15/10	5,972	6,808
Phibro Animal Health Corp.:
Series AO, 13% 12/1/07 unit	604	646
13% 12/1/07 unit	2,800	2,996
Resolution Performance Products LLC/RPP Capital Corp. 13.5% 11/15/10	28,415	30,830
Rhodia SA 8.875% 6/1/11	15,210	14,450
Rockwood Specialties Group, Inc. 7.5% 11/15/14 (f)	950	931
		103,893
Consumer Products - 0.5%
Revlon Consumer Products Corp. 9.5% 4/1/11 (f)	12,120	11,453
Containers - 1.7%
AEP Industries, Inc. 7.875% 3/15/13 (f)	1,360	1,343
Graham Packaging Co. LP/ GPC Capital Corp. 9.875% 10/15/14 (f)	7,980	7,421
Huntsman Packaging Corp. 13% 6/1/10	6,910	5,528
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14 (f)	4,410	4,278
8.25% 5/15/13	8,535	9,090
Owens-Illinois, Inc. 7.5% 5/15/10	3,490	3,595
Pliant Corp. 13% 6/1/10	2,000	1,520
Vitro SA de CV 11.75% 11/1/13 (f)	6,640	5,876
		38,651
Diversified Financial Services - 0.2%
Metris Companies, Inc. 10.125% 7/15/06	1,315	1,335
Triad Acquisition Corp. 11.125% 5/1/13 (f)	4,170	4,149
		5,484
Electric Utilities - 3.3%
AES Corp. 7.75% 3/1/14	19,991	20,366
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	19,380	20,349
Chivor SA E.S.P. 9.75% 12/30/14 (f)	2,900	2,915
Electricidad de Caracas Finance BV 10.25% 10/15/14 (f)	3,000	3,075
Mirant Americas Generation LLC:
8.5% 10/1/21 (c)	13,295	13,760
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Mirant Americas Generation LLC: - continued
9.125% 5/1/31 (c)	$ 11,965	$ 12,653
Southern Energy, Inc. New York 7.9% 7/15/09 (c)(f)	5,000	3,875
		76,993
Energy - 8.6%
Aventine Renewable Energy Holdings, Inc. 9.01% 12/15/11 (f)(g)	6,130	5,578
El Paso Corp.:
7% 5/15/11	38,000	35,578
7.875% 6/15/12	12,620	12,257
El Paso Energy Corp.:
6.75% 5/15/09	17,010	16,181
7.375% 12/15/12	22,275	20,939
El Paso Production Holding Co. 7.75% 6/1/13	6,500	6,533
Hanover Compressor Co.:
0% 3/31/07	22,830	19,634
9% 6/1/14	1,700	1,768
Petroleum Geo-Services ASA 10% 11/5/10	8,060	8,866
The Coastal Corp.:
6.5% 6/1/08	14,245	13,640
7.75% 6/15/10	42,465	41,297
7.75% 10/15/35	1,970	1,783
Venoco, Inc. 8.75% 12/15/11 (f)	3,670	3,679
Williams Companies, Inc. 7.5% 1/15/31	10,225	10,557
		198,290
Entertainment/Film - 0.0%
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	333
Environmental - 1.4%
Allied Waste North America, Inc.:
7.25% 3/15/15 (f)	27,340	24,879
7.375% 4/15/14	6,630	5,801
IMCO Recycling Escrow, Inc. 9% 11/15/14 (f)	1,070	1,102
		31,782
Food and Drug Retail - 4.4%
Ahold Finance USA, Inc.:
6.875% 5/1/29	21,921	20,825
8.25% 7/15/10	39,237	42,670
AmeriQual Group LLC/AmeriQual Finance Corp. 9% 4/1/12 (f)	6,000	5,955
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Nutritional Sourcing Corp. 10.125% 8/1/09	$ 21,526	$ 15,929
Rite Aid Corp. 12.5% 9/15/06	8,905	9,617
The Great Atlantic & Pacific Tea Co. 9.125% 12/15/11	6,270	6,207
		101,203
Food/Beverage/Tobacco - 0.6%
Doane Pet Care Co.:
9.75% 5/15/07	3,730	3,693
10.75% 3/1/10	6,605	7,067
Pierre Foods, Inc. 9.875% 7/15/12	2,240	2,274
		13,034
Gaming - 0.4%
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)(f)	2,990	1,914
9% 1/15/12 (f)	1,760	1,822
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (f)	6,680	6,212
		9,948
Healthcare - 5.2%
AmeriPath, Inc. 10.5% 4/1/13	5,975	5,975
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (f)	4,260	4,388
Athena Neurosciences Finance LLC 7.25% 2/21/08	5,520	4,858
DaVita, Inc. 7.25% 3/15/15 (f)	14,070	13,789
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	10,770	11,012
Spheris, Inc. 11% 12/15/12 (f)	3,870	3,831
Tenet Healthcare Corp.:
6.375% 12/1/11	11,625	10,840
6.5% 6/1/12	20,240	18,671
7.375% 2/1/13	25,500	23,970
9.25% 2/1/15 (f)	11,960	11,960
9.875% 7/1/14	6,675	6,909
U.S. Oncology, Inc. 10.75% 8/15/14	3,485	3,677
		119,880
Homebuilding/Real Estate - 0.7%
Champion Enterprises, Inc. 7.625% 5/15/09	5,570	5,264
Champion Home Builders Co. 11.25% 4/15/07	9,905	10,301
Integrated Electrical Services, Inc. 9.375% 2/1/09	1,820	1,456
		17,021
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Insurance - 1.9%
Provident Companies, Inc.:
7% 7/15/18	$ 3,650	$ 3,632
7.25% 3/15/28	17,830	17,537
UnumProvident Corp.:
6.75% 12/15/28	11,350	10,499
7.19% 2/1/28	3,250	2,974
7.375% 6/15/32	9,190	9,089
		43,731
Leisure - 2.4%
Equinox Holdings Ltd. 9% 12/15/09	1,000	1,030
Six Flags, Inc.:
8.875% 2/1/10	1,330	1,184
9.625% 6/1/14	29,670	25,220
9.75% 4/15/13	32,855	28,255
		55,689
Paper - 0.2%
Cellu Tissue Holdings, Inc. 9.75% 3/15/10	3,680	3,772
Publishing/Printing - 0.5%
CBD Media Holdings LLC/CBD Holdings Finance, Inc. 9.25% 7/15/12	6,140	5,833
Vertis, Inc.:
10.875% 6/15/09	5,300	4,717
13.5% 12/7/09 (f)	2,755	1,736
		12,286
Railroad - 0.6%
TFM SA de CV:
9.375% 5/1/12 (f)	6,565	6,581
12.5% 6/15/12	6,680	7,699
		14,280
Restaurants - 0.4%
Friendly Ice Cream Corp. 8.375% 6/15/12	5,220	4,855
Uno Restaurant Corp. 10% 2/15/11 (f)	4,780	4,661
		9,516
Services - 0.8%
Cornell Companies, Inc. 10.75% 7/1/12	4,100	4,203
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (f)	5,150	4,841
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Services - continued
Integrated Electrical Services, Inc. 9.375% 2/1/09	$ 5,566	$ 4,453
Language Line, Inc. 11.125% 6/15/12	4,610	4,817
		18,314
Shipping - 1.1%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (f)	1,800	1,827
Ship Finance International Ltd. 8.5% 12/15/13	23,930	22,973
		24,800
Steels - 0.3%
Edgen Acquisition Corp. 9.875% 2/1/11 (f)	5,980	5,831
Super Retail - 1.8%
Brown Shoe Co., Inc. 8.75% 5/1/12 (f)	4,770	4,770
Dillard's, Inc.:
6.625% 11/15/08	1,230	1,250
6.625% 1/15/18	3,700	3,446
7% 12/1/28	9,583	8,685
7.13% 8/1/18	7,200	6,903
7.75% 7/15/26	1,450	1,404
7.75% 5/15/27	3,680	3,574
7.875% 1/1/23	1,940	1,928
NBC Acquisition Corp. 0% 3/15/13 (d)	12,830	9,173
		41,133
Technology - 2.1%
Celestica, Inc. 7.875% 7/1/11	4,920	4,889
Danka Business Systems PLC 11% 6/15/10	7,240	6,552
Freescale Semiconductor, Inc. 7.125% 7/15/14	4,460	4,661
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.26% 12/15/11 (f)(g)	1,660	1,536
8% 12/15/14 (f)	1,290	1,109
Semiconductor Note Participation Trust 0% 8/4/11 (f)	6,625	9,540
Viasystems, Inc. 10.5% 1/15/11	12,680	12,300
Xerox Corp. 7.2% 4/1/16	6,660	7,060
		47,647
Telecommunications - 12.6%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	5,000	5,450
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (g)	$ 6,680	$ 6,764
Cincinnati Bell, Inc. 8.375% 1/15/14	3,095	2,925
Eschelon Operating Co. 8.375% 3/15/10	3,880	3,337
Intelsat Ltd. 6.5% 11/1/13	6,070	4,765
New Skies Satellites BV 9.125% 11/1/12 (f)	1,450	1,450
Nextel Partners, Inc.:
8.125% 7/1/11	23,705	25,364
12.5% 11/15/09	7,583	8,341
Primus Telecommunications Group, Inc.:
8% 1/15/14	6,160	3,619
12.75% 10/15/09	1,840	1,306
Qwest Capital Funding, Inc.:
7% 8/3/09	22,120	19,908
7.25% 2/15/11	4,000	3,600
7.625% 8/3/21	3,210	2,600
7.75% 2/15/31	29,425	23,393
Qwest Services Corp. 14% 12/15/10 (f)(g)	77,830	87,559
Rogers Communications, Inc.:
6.375% 3/1/14	12,190	11,611
7.5% 3/15/15	7,260	7,423
8% 12/15/12	3,130	3,193
SBA Communication Corp./SBA Telcommunications, Inc. 0% 12/15/11 (d)	7,440	6,510
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14 (f)	6,070	5,584
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	11,987	11,777
Time Warner Telecom, Inc. 10.125% 2/1/11	29,605	27,533
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,000	4,575
U.S. West Communications 6.875% 9/15/33	15,000	12,338
		290,925
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 3.1%
Levi Strauss & Co.:
9.75% 1/15/15 (f)	$ 17,200	$ 16,340
12.25% 12/15/12	52,945	56,122
		72,462
TOTAL NONCONVERTIBLE BONDS		1,683,702
TOTAL CORPORATE BONDS (Cost $1,750,754)		1,701,592
Common Stocks - 15.9%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	15,929	0
Cable TV - 1.8%
NTL, Inc. Class A warrants 1/13/11 (a)	3	0
Pegasus Communications Corp. warrants 1/1/07 (a)	6,509	0
Telewest Global, Inc. (a)	2,211,603	41,003
Chemicals - 0.1%
Huntsman Corp.	96,480	1,827
Consumer Products - 4.6%
Revlon, Inc. Class A (sub. vtg.)(a)(e)	35,886,484	105,499
Containers - 1.4%
Owens-Illinois, Inc. (a)	1,280,800	31,405
Trivest 1992 Special Fund Ltd. (a)(h)	3,037,732	30
		31,435
Electric Utilities - 1.1%
AES Corp. (a)	1,592,509	25,608
Energy - 0.7%
Chesapeake Energy Corp.	800,000	15,392
Food and Drug Retail - 0.6%
Pathmark Stores, Inc. (a)(e)	1,818,878	14,042
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	232
		14,274
Healthcare - 2.4%
DaVita, Inc. (a)	1,352,946	54,524
Hotels - 0.2%
Wyndham International, Inc. Class A (a)	4,189,700	4,190
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Metals/Mining - 0.9%
Haynes International, Inc. (a)(f)	1,140,617	$ 21,387
Shipping - 1.4%
Teekay Shipping Corp.	793,800	33,292
Technology - 0.6%
STATS ChipPAC Ltd. sponsored ADR (a)	261,000	1,582
Viasystems Group, Inc. (a)(h)	1,026,780	12,321
		13,903
Telecommunications - 0.1%
Choice One Communications, Inc. (a)(h)	571,711	2,630
Covad Communications Group, Inc. (a)	1,948	2
Crown Castle International Corp. (a)	21,274	343
		2,975
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (h)	42,253	437
Pillowtex Corp. (a)	490,256	0
		437
TOTAL COMMON STOCKS (Cost $301,975)		365,746
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 1.1%
Energy - 0.4%
El Paso Corp. 4.99% (f)	10,000	9,460
Leisure - 0.2%
Six Flags, Inc. 7.25% PIERS	200,000	3,780
Paper - 0.5%
Temple-Inland, Inc. 7.50% DECS	232,000	12,496
TOTAL CONVERTIBLE PREFERRED STOCKS		25,736
Nonconvertible Preferred Stocks - 0.2%
Broadcasting - 0.2%
Spanish Broadcasting System, Inc. Class B, 10.75%	3,574	3,842
TOTAL PREFERRED STOCKS (Cost $29,527)		29,578
Floating Rate Loans - 4.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Homebuilding/Real Estate - 0.3%
General Growth Properties, Inc. Tranche A, term loan 5.11% 11/12/07 (g)	$ 6,074	$ 6,104
Hotels - 1.2%
Wyndham International, Inc. term loan:
7.6875% 6/30/06 (g)	21,457	21,457
8.6875% 4/1/06 (g)	6,657	6,657
		28,114
Metals/Mining - 0.0%
Trout Coal Holdings LLC / Dakota Tranche 2, term loan 9.75% 3/23/12 (g)	550	553
Telecommunications - 2.5%
Choice One Communications, Inc. Tranche C, term loan 8.0925% 11/30/10 (g)	5,255	4,834
Level 3 Communications, Inc. term loan 9.92% 12/2/11 (g)	15,345	15,959
McLeodUSA, Inc.:
revolver loan 7.0967% 5/31/07 (c)(g)	9,402	3,150
Tranche A, term loan 8.4296% 5/31/07 (c)(g)	8,808	2,951
Tranche B, term loan 9.1% 5/30/08 (c)(g)	92,732	31,065
		57,959
TOTAL FLOATING RATE LOANS (Cost $127,624)		92,730
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 2.84% (b) (Cost $68,402)	68,401,870	68,402
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.86%, dated 4/29/05 due 5/2/05) (Cost $4,771)	4,772	$ 4,771
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $2,283,053)		2,262,819
NET OTHER ASSETS - 1.8%		41,961
NET ASSETS - 100%		$ 2,304,780
Security Type Abbreviations
DECS	-	Dividend Enhanced Convertible Stock/Debt Exchangeable for Common Stock
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $425,293,000 or 18.5% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,419,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Choice One Communications, Inc.	11/18/04	$ 2,390
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Viasystems Group, Inc.	2/13/04	$ 20,664
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pathmark Stores, Inc.	$ 8,701	$ -	$ 1,239	$ -	$ 14,042
Revlon, Inc. Class A (sub. vtg.)	89,856	-	3,337	-	105,499
Total	$ 98,557	$ -	$ 4,576	$ -	$ 119,541
Income Tax Information

At October 31, 2004, the fund had a capital loss carryforward of approximately $1,144,060,000 of which $176,501,000, $488,641,000 and $478,918,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,771) (cost $ 2,283,053) - See accompanying schedule		$ 2,262,819
Cash		1,162
Receivable for investments sold		13,367
Receivable for fund shares sold		3,017
Dividends receivable		192
Interest receivable		48,530
Prepaid expenses		7
Receivable from investment adviser for expense reductions		71
Other affiliated receivables		15
Other receivables		29
Total assets		2,329,209

Liabilities
Payable for investments purchased	$ 9,284
Payable for fund shares redeemed	9,775
Distributions payable	2,701
Accrued management fee	1,131
Distribution fees payable	736
Other affiliated payables	526
Other payables and accrued expenses	276
Total liabilities		24,429

Net Assets		$ 2,304,780
Net Assets consist of:
Paid in capital		$ 3,288,579
Undistributed net investment income		24,317
Accumulated undistributed net realized gain (loss) on investments		(987,884)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(20,232)
Net Assets		$ 2,304,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($353,519 ÷ 37,403 shares)	$ 9.45

Maximum offering price per share (100/95.25 of $9.45)	$ 9.92
Class T: Net Asset Value and redemption price per share ($1,031,751 ÷ 108,832 shares)	$ 9.48

Maximum offering price per share (100/96.50 of $9.48)	$ 9.82
Class B: Net Asset Value and offering price per share ($398,945 ÷ 42,373 shares)A	$ 9.42

Class C: Net Asset Value and offering price per share ($183,781 ÷ 19,462 shares)A	$ 9.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($336,784 ÷ 36,822 shares)	$ 9.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 955
Interest		100,692
Security lending		14
Total income		101,661

Expenses
Management fee	$ 7,184
Transfer agent fees	2,358
Distribution fees	4,884
Accounting and security lending fees	444
Independent trustees' compensation	6
Appreciation in deferred trustee compensation account	5
Custodian fees and expenses	31
Registration fees	74
Audit	39
Legal	34
Miscellaneous	251
Total expenses before reductions	15,310
Expense reductions	(217)	15,093
Net investment income		86,568
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities (Including realized gain (loss) of $(313) from affiliated issuers)		165,812
Change in net unrealized appreciation (depreciation) on: Investment securities	(157,900)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(157,898)
Net gain (loss)		7,914
Net increase (decrease) in net assets resulting from operations		$ 94,482

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 86,568	$ 209,628
Net realized gain (loss)	165,812	147,875
Change in net unrealized appreciation (depreciation)	(157,898)	(59,028)
Net increase (decrease) in net assets resulting from operations	94,482	298,475
Distributions to shareholders from net investment income	(138,731)	(266,622)
Share transactions - net increase (decrease)	(130,173)	(309,122)
Redemption fees	248	623
Total increase (decrease) in net assets	(174,174)	(276,646)

Net Assets
Beginning of period	2,478,954	2,755,600
End of period (including undistributed net investment income of $24,317 and undistributed net investment income of $76,480, respectively)	$ 2,304,780	$ 2,478,954

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.64	$ 9.50	$ 6.40	$ 8.17	$ 9.64	$ 11.12
Income from Investment Operations
Net investment incomeE	.353	.797	.873	.767G,H	.869	1.059
Net realized and unrealized gain (loss)	.010	.307	2.875	(1.866)G,H	(1.558)	(1.634)
Total from investment operations	.363	1.104	3.748	(1.099)	(.689)	(.575)
Distributions from net investment income	(.554)	(.966)	(.648)	(.671)	(.781)	(.905)
Redemption fees added to paid in capitalE	.001	.002	-	-	-	-
Net asset value, end of period	$ 9.45	$ 9.64	$ 9.50	$ 6.40	$ 8.17	$ 9.64
Total ReturnB,C,D	3.62%	12.23%	60.58%	(14.39)%	(7.64)%	(5.66)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.01%A	.98%	.99%	1.02%	.97%	.94%
Expenses net of voluntary waivers, if any	.99%A	.98%	.99%	1.02%	.97%	.94%
Expenses net of all reductions	.99%A	.98%	.99%	1.01%	.97%	.94%
Net investment income	7.20%A	8.38%	10.45%	10.12%G,H	9.53%	9.86%
Supplemental Data
Net assets, end of period (in millions)	$ 354	$ 297	$ 307	$ 157	$ 189	$ 209
Portfolio turnover rate	65%A	67%	111%	85%	68%	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 11.01% to 10.12%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.67	$ 9.52	$ 6.42	$ 8.18	$ 9.66	$ 11.14
Income from Investment Operations
Net investment incomeE	.351	.793	.859	.766G,H	.865	1.055
Net realized and unrealized gain (loss)	.008	.315	2.883	(1.860)G,H	(1.572)	(1.640)
Total from investment operations	.359	1.108	3.742	(1.094)	(.707)	(.585)
Distributions from net investment income	(.550)	(.960)	(.642)	(.666)	(.773)	(.895)
Redemption fees added to paid in capitalE	.001	.002	-	-	-	-
Net asset value, end of period	$ 9.48	$ 9.67	$ 9.52	$ 6.42	$ 8.18	$ 9.66
Total ReturnB,C,D	3.56%	12.24%	60.26%	(14.30)%	(7.81)%	(5.73)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.08%A	1.06%	1.06%	1.08%	1.06%	1.03%
Expenses net of voluntary waivers, if any	1.07%A	1.06%	1.06%	1.08%	1.06%	1.03%
Expenses net of all reductions	1.07%A	1.06%	1.06%	1.08%	1.05%	1.03%
Net investment income	7.12%A	8.30%	10.38%	10.05%G,H	9.45%	9.76%
Supplemental Data
Net assets, end of period (in millions)	$ 1,032	$ 1,245	$ 1,398	$ 1,070	$ 1,473	$ 1,777
Portfolio turnover rate	65%A	67%	111%	85%	68%	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.95% to 10.05%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.61	$ 9.47	$ 6.38	$ 8.15	$ 9.61	$ 11.09
Income from Investment Operations
Net investment incomeE	.316	.723	.802	.712G,H	.801	.978
Net realized and unrealized gain (loss)	.010	.310	2.873	(1.868)G,H	(1.549)	(1.634)
Total from investment operations	.326	1.033	3.675	(1.156)	(.748)	(.656)
Distributions from net investment income	(.517)	(.895)	(.585)	(.614)	(.712)	(.824)
Redemption fees added to paid in capitalE	.001	.002	-	-	-	-
Net asset value, end of period	$ 9.42	$ 9.61	$ 9.47	$ 6.38	$ 8.15	$ 9.61
Total ReturnB,C,D	3.25%	11.44%	59.42%	(15.07)%	(8.25)%	(6.39)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.77%A	1.74%	1.75%	1.78%	1.73%	1.70%
Expenses net of voluntary waivers, if any	1.74%A	1.74%	1.75%	1.78%	1.73%	1.70%
Expenses net of all reductions	1.74%A	1.74%	1.75%	1.77%	1.72%	1.70%
Net investment income	6.45%A	7.62%	9.69%	9.36%G,H	8.78%	9.10%
Supplemental Data
Net assets, end of period (in millions)	$ 399	$ 498	$ 613	$ 426	$ 704	$ 956
Portfolio turnover rate	65%A	67%	111%	85%	68%	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.25% to 9.36%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 9.49	$ 6.40	$ 8.16	$ 9.63	$ 11.11
Income from Investment Operations
Net investment incomeE	.313	.718	.801	.708G,H	.796	.969
Net realized and unrealized gain (loss)	.009	.309	2.868	(1.859)G,H	(1.560)	(1.634)
Total from investment operations	.322	1.027	3.669	(1.151)	(.764)	(.665)
Distributions from net investment income	(.513)	(.889)	(.579)	(.609)	(.706)	(.815)
Redemption fees added to paid in capitalE	.001	.002	-	-	-	-
Net asset value, end of period	$ 9.44	$ 9.63	$ 9.49	$ 6.40	$ 8.16	$ 9.63
Total ReturnB,C,D	3.20%	11.33%	59.11%	(14.98)%	(8.41)%	(6.45)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.85%A	1.81%	1.82%	1.84%	1.80%	1.78%
Expenses net of voluntary waivers, if any	1.83%A	1.81%	1.82%	1.84%	1.80%	1.78%
Expenses net of all reductions	1.82%A	1.81%	1.82%	1.84%	1.79%	1.78%
Net investment income	6.37%A	7.55%	9.62%	9.29%G,H	8.71%	9.02%
Supplemental Data
Net assets, end of period (in millions)	$ 184	$ 193	$ 219	$ 132	$ 197	$ 247
Portfolio turnover rate	65%A	67%	111%	85%	68%	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.19% to 9.29%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 9.24	$ 6.24	$ 7.97	$ 9.43	$ 10.90
Income from Investment Operations
Net investment incomeD	.350	.786	.867	.759F,G	.862	1.055
Net realized and unrealized gain (loss)	.011	.305	2.796	(1.805)F,G	(1.528)	(1.606)
Total from investment operations	.361	1.091	3.663	(1.046)	(.666)	(.551)
Distributions from net investment income	(.562)	(.983)	(.663)	(.684)	(.794)	(.919)
Redemption fees added to paid in capitalD	.001	.002	-	-	-	-
Net asset value, end of period	$ 9.15	$ 9.35	$ 9.24	$ 6.24	$ 7.97	$ 9.43
Total ReturnB,C	3.71%	12.46%	60.82%	(14.09)%	(7.58)%	(5.56)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.82%A	.83%	.82%	.85%	.83%	.82%
Expenses net of voluntary waivers, if any	.81%A	.83%	.82%	.85%	.83%	.82%
Expenses net of all reductions	.81%A	.83%	.82%	.85%	.83%	.82%
Net investment income	7.38%A	8.53%	10.62%	10.28%F,G	9.67%	9.98%
Supplemental Data
Net assets, end of period (in millions)	$ 337	$ 245	$ 218	$ 82	$ 87	$ 89
Portfolio turnover rate	65%A	67%	111%	85%	68%	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.067 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 11.18% to 10.28%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor High Income Advantage Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 206,488
Unrealized depreciation	(198,560)
Net unrealized appreciation (depreciation)	$ 7,928
Cost for federal income tax purposes	$ 2,254,891

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements.

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements - continued

Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $754,022 and $918,246, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 258	$ 4
Class T	0%	.25%	1,458	34
Class B	.65%	.25%	2,148	1,559
Class C	.75%	.25%	1,020	147
			$ 4,884	$ 1,744

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 86
Class T	30
Class B*	349
Class C*	12
$ 477

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 359	.21*
Class T	1,035	.18*
Class B	515	.22*
Class C	189	.19*
Institutional Class	260	.17*
	$ 2,358

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,309 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

7. Expense Reductions.

Effective February 1, 2005, FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.00%	$ 39
Class T	1.10%	35
Class B	1.75%	78
Class C	1.85%	20
Institutional Class	.85%	12
		$ 184

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $30 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 18,856	$ 30,734
Class T	66,007	136,033
Class B	25,433	54,627
Class C	10,629	20,214
Institutional Class	17,806	25,014
Total	$ 138,731	$ 266,622

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	11,631	17,127	$ 115,180	$ 163,413
Reinvestment of distributions	1,288	2,081	12,747	19,732
Shares redeemed	(6,327)	(20,751)	(62,402)	(198,106)
Net increase (decrease)	6,592	(1,543)	$ 65,525	$ (14,961)
Class T
Shares sold	13,609	43,813	$ 134,962	$ 419,220
Reinvestment of distributions	5,411	11,672	53,762	111,002
Shares redeemed	(38,939)	(73,525)	(387,526)	(700,583)
Net increase (decrease)	(19,919)	(18,040)	$ (198,802)	$ (170,361)
Class B
Shares sold	2,669	6,442	$ 26,232	$ 61,059
Reinvestment of distributions	1,666	3,745	16,442	35,389
Shares redeemed	(13,848)	(23,039)	(136,226)	(217,709)
Net increase (decrease)	(9,513)	(12,852)	$ (93,552)	$ (121,261)
Class C
Shares sold	3,254	7,575	$ 32,114	$ 72,205
Reinvestment of distributions	680	1,378	6,732	13,063
Shares redeemed	(4,511)	(11,991)	(44,443)	(113,628)
Net increase (decrease)	(577)	(3,038)	$ (5,597)	$ (28,360)
Institutional Class
Shares sold	19,493	26,548	$ 187,858	$ 245,066
Reinvestment of distributions	1,643	2,328	15,732	21,429
Shares redeemed	(10,557)	(26,261)	(101,337)	(240,674)
Net increase (decrease)	10,579	2,615	$ 102,253	$ 25,821

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

HY-USAN-0605
1.784886.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Income Advantage

Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,036.20	$ 5.00
Hypothetical A	$ 1,000.00	$ 1,019.89	$ 4.96
Class T
Actual	$ 1,000.00	$ 1,035.60	$ 5.40
Hypothetical A	$ 1,000.00	$ 1,019.49	$ 5.36
Class B
Actual	$ 1,000.00	$ 1,032.50	$ 8.77
Hypothetical A	$ 1,000.00	$ 1,016.17	$ 8.70
Class C
Actual	$ 1,000.00	$ 1,032.00	$ 9.22
Hypothetical A	$ 1,000.00	$ 1,015.72	$ 9.15
Institutional Class
Actual	$ 1,000.00	$ 1,037.10	$ 4.09
Hypothetical A	$ 1,000.00	$ 1,020.78	$ 4.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.99%
Class T	1.07%
Class B	1.74%
Class C	1.83%
Institutional Class	.81%

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.	4.7	3.2
Revlon, Inc.	4.6	3.6
Qwest Services Corp.	3.8	4.8
Levi Strauss & Co.	3.1	3.3
Tenet Healthcare Corp.	3.1	1.6
	19.3
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	15.2	17.2
Energy	9.7	10.4
Cable TV	8.0	7.2
Healthcare	7.6	4.9
Consumer Products	5.1	4.4
Quality Diversification (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
AAA, AA, A 0.0%	AAA, AA, A 0.0%
BBB 1.0%	BBB 0.1%
BB 8.4%	BB 7.3%
B 26.2%	B 23.8%
CCC, CC, C 38.1%	CCC, CC, C 40.9%
Not Rated 4.1%	Not Rated 5.7%
Equities 17.2%	Equities 16.2%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 6.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Nonconvertible Bonds 73.0%		Nonconvertible Bonds 73.5%
	Convertible Bonds, Preferred Stocks 2.1%		Convertible Bonds, Preferred Stocks 1.0%
	Common Stocks 15.9%		Common Stocks 15.6%
	Floating Rate Loans 4.0%		Floating Rate Loans 3.9%
	Short-Term Investments and Net Other Assets 5.0%		Short-Term Investments and Net Other Assets 6.0%
* Foreign investments	6.5%	** Foreign investments	6.5%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 73.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.8%
Cable TV - 0.6%
Charter Communications, Inc. 5.875% 11/16/09 (f)	$ 22,580	$ 14,140
Electric Utilities - 0.2%
Mirant Corp. 5.75% 7/15/07 (c)	5,000	3,750
TOTAL CONVERTIBLE BONDS		17,890
Nonconvertible Bonds - 73.0%
Air Transportation - 4.6%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	13,320	12,388
6.977% 11/23/22	784	717
7.377% 5/23/19	15,421	10,024
7.379% 5/23/16	8,499	5,439
7.8% 4/1/08	9,740	8,717
10.18% 1/2/13	5,055	3,437
Delta Air Lines, Inc.:
7.9% 12/15/09	18,065	5,781
8% 12/15/07 (f)	7,900	2,726
8.3% 12/15/29	92,390	23,328
9.5% 11/18/08 (f)	2,065	1,673
10% 8/15/08	37,520	12,757
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	75	40
7.779% 11/18/05	95	69
7.779% 1/2/12	1,903	761
Northwest Airlines Corp. 10% 2/1/09	5,000	2,550
Northwest Airlines, Inc.:
7.875% 3/15/08	9,675	4,741
9.875% 3/15/07	800	504
10.5% 4/1/09	13,548	10,161
Northwest Airlines, Inc. pass thru trust certificates 9.179% 10/1/11	1,753	1,122
		106,935
Automotive - 1.9%
Accuride Corp. 8.5% 2/1/15 (f)	4,780	4,445
Altra Industrial Motion, Inc. 9% 12/1/11 (f)	2,460	2,386
American Tire Distributors, Inc. 10.75% 4/1/13 (f)	9,010	8,650
Delco Remy International, Inc. 9.375% 4/15/12	2,940	2,440
General Motors Acceptance Corp. 6.75% 12/1/14	8,730	7,313
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Corp. 8.375% 7/15/33	$ 20,570	$ 15,657
Tenneco Automotive, Inc. 8.625% 11/15/14 (f)	2,870	2,626
		43,517
Building Materials - 0.5%
Goodman Global Holdings, Inc. 7.875% 12/15/12 (f)	11,265	9,801
Owens Corning 7% 3/15/09 (c)	600	456
		10,257
Cable TV - 5.6%
Cablevision Systems Corp. 8% 4/15/12 (f)	20,000	19,825
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	21,564	15,634
9.625% 11/15/09	26,970	19,823
9.92% 4/1/11	32,570	23,125
10% 4/1/09	25,840	19,380
10% 5/15/11	8,700	6,177
10.25% 1/15/10	14,290	10,575
10.75% 10/1/09	17,570	13,441
11.125% 1/15/11	2,200	1,606
		129,586
Capital Goods - 1.1%
Dresser-Rand Group, Inc. 7.375% 11/1/14 (f)	3,450	3,364
Hawk Corp. 8.75% 11/1/14	2,770	2,839
Invensys PLC 9.875% 3/15/11 (f)	7,590	7,514
Park-Ohio Industries, Inc. 8.375% 11/15/14 (f)	5,120	4,365
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,800	1,692
Thermadyne Holdings Corp. 9.25% 2/1/14	5,710	5,282
		25,056
Chemicals - 4.5%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	10,830	11,886
Borden US Finance Corp./Nova Scotia Finance ULC 7.8906% 7/15/10 (f)(g)	4,990	4,840
Crompton Corp. 9.875% 8/1/12	4,290	4,912
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (d)(f)	6,080	3,952
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	5,920	6,542
Hercules, Inc.:
6.5% 6/30/29	6,070	4,735
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Hercules, Inc.: - continued
6.5% 6/30/29 unit	$ 5,500	$ 4,555
Huntsman ICI Chemicals LLC 10.125% 7/1/09	5,587	5,810
Huntsman LLC 11.625% 10/15/10	5,972	6,808
Phibro Animal Health Corp.:
Series AO, 13% 12/1/07 unit	604	646
13% 12/1/07 unit	2,800	2,996
Resolution Performance Products LLC/RPP Capital Corp. 13.5% 11/15/10	28,415	30,830
Rhodia SA 8.875% 6/1/11	15,210	14,450
Rockwood Specialties Group, Inc. 7.5% 11/15/14 (f)	950	931
		103,893
Consumer Products - 0.5%
Revlon Consumer Products Corp. 9.5% 4/1/11 (f)	12,120	11,453
Containers - 1.7%
AEP Industries, Inc. 7.875% 3/15/13 (f)	1,360	1,343
Graham Packaging Co. LP/ GPC Capital Corp. 9.875% 10/15/14 (f)	7,980	7,421
Huntsman Packaging Corp. 13% 6/1/10	6,910	5,528
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14 (f)	4,410	4,278
8.25% 5/15/13	8,535	9,090
Owens-Illinois, Inc. 7.5% 5/15/10	3,490	3,595
Pliant Corp. 13% 6/1/10	2,000	1,520
Vitro SA de CV 11.75% 11/1/13 (f)	6,640	5,876
		38,651
Diversified Financial Services - 0.2%
Metris Companies, Inc. 10.125% 7/15/06	1,315	1,335
Triad Acquisition Corp. 11.125% 5/1/13 (f)	4,170	4,149
		5,484
Electric Utilities - 3.3%
AES Corp. 7.75% 3/1/14	19,991	20,366
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	19,380	20,349
Chivor SA E.S.P. 9.75% 12/30/14 (f)	2,900	2,915
Electricidad de Caracas Finance BV 10.25% 10/15/14 (f)	3,000	3,075
Mirant Americas Generation LLC:
8.5% 10/1/21 (c)	13,295	13,760
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Mirant Americas Generation LLC: - continued
9.125% 5/1/31 (c)	$ 11,965	$ 12,653
Southern Energy, Inc. New York 7.9% 7/15/09 (c)(f)	5,000	3,875
		76,993
Energy - 8.6%
Aventine Renewable Energy Holdings, Inc. 9.01% 12/15/11 (f)(g)	6,130	5,578
El Paso Corp.:
7% 5/15/11	38,000	35,578
7.875% 6/15/12	12,620	12,257
El Paso Energy Corp.:
6.75% 5/15/09	17,010	16,181
7.375% 12/15/12	22,275	20,939
El Paso Production Holding Co. 7.75% 6/1/13	6,500	6,533
Hanover Compressor Co.:
0% 3/31/07	22,830	19,634
9% 6/1/14	1,700	1,768
Petroleum Geo-Services ASA 10% 11/5/10	8,060	8,866
The Coastal Corp.:
6.5% 6/1/08	14,245	13,640
7.75% 6/15/10	42,465	41,297
7.75% 10/15/35	1,970	1,783
Venoco, Inc. 8.75% 12/15/11 (f)	3,670	3,679
Williams Companies, Inc. 7.5% 1/15/31	10,225	10,557
		198,290
Entertainment/Film - 0.0%
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	333
Environmental - 1.4%
Allied Waste North America, Inc.:
7.25% 3/15/15 (f)	27,340	24,879
7.375% 4/15/14	6,630	5,801
IMCO Recycling Escrow, Inc. 9% 11/15/14 (f)	1,070	1,102
		31,782
Food and Drug Retail - 4.4%
Ahold Finance USA, Inc.:
6.875% 5/1/29	21,921	20,825
8.25% 7/15/10	39,237	42,670
AmeriQual Group LLC/AmeriQual Finance Corp. 9% 4/1/12 (f)	6,000	5,955
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Nutritional Sourcing Corp. 10.125% 8/1/09	$ 21,526	$ 15,929
Rite Aid Corp. 12.5% 9/15/06	8,905	9,617
The Great Atlantic & Pacific Tea Co. 9.125% 12/15/11	6,270	6,207
		101,203
Food/Beverage/Tobacco - 0.6%
Doane Pet Care Co.:
9.75% 5/15/07	3,730	3,693
10.75% 3/1/10	6,605	7,067
Pierre Foods, Inc. 9.875% 7/15/12	2,240	2,274
		13,034
Gaming - 0.4%
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)(f)	2,990	1,914
9% 1/15/12 (f)	1,760	1,822
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (f)	6,680	6,212
		9,948
Healthcare - 5.2%
AmeriPath, Inc. 10.5% 4/1/13	5,975	5,975
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (f)	4,260	4,388
Athena Neurosciences Finance LLC 7.25% 2/21/08	5,520	4,858
DaVita, Inc. 7.25% 3/15/15 (f)	14,070	13,789
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	10,770	11,012
Spheris, Inc. 11% 12/15/12 (f)	3,870	3,831
Tenet Healthcare Corp.:
6.375% 12/1/11	11,625	10,840
6.5% 6/1/12	20,240	18,671
7.375% 2/1/13	25,500	23,970
9.25% 2/1/15 (f)	11,960	11,960
9.875% 7/1/14	6,675	6,909
U.S. Oncology, Inc. 10.75% 8/15/14	3,485	3,677
		119,880
Homebuilding/Real Estate - 0.7%
Champion Enterprises, Inc. 7.625% 5/15/09	5,570	5,264
Champion Home Builders Co. 11.25% 4/15/07	9,905	10,301
Integrated Electrical Services, Inc. 9.375% 2/1/09	1,820	1,456
		17,021
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Insurance - 1.9%
Provident Companies, Inc.:
7% 7/15/18	$ 3,650	$ 3,632
7.25% 3/15/28	17,830	17,537
UnumProvident Corp.:
6.75% 12/15/28	11,350	10,499
7.19% 2/1/28	3,250	2,974
7.375% 6/15/32	9,190	9,089
		43,731
Leisure - 2.4%
Equinox Holdings Ltd. 9% 12/15/09	1,000	1,030
Six Flags, Inc.:
8.875% 2/1/10	1,330	1,184
9.625% 6/1/14	29,670	25,220
9.75% 4/15/13	32,855	28,255
		55,689
Paper - 0.2%
Cellu Tissue Holdings, Inc. 9.75% 3/15/10	3,680	3,772
Publishing/Printing - 0.5%
CBD Media Holdings LLC/CBD Holdings Finance, Inc. 9.25% 7/15/12	6,140	5,833
Vertis, Inc.:
10.875% 6/15/09	5,300	4,717
13.5% 12/7/09 (f)	2,755	1,736
		12,286
Railroad - 0.6%
TFM SA de CV:
9.375% 5/1/12 (f)	6,565	6,581
12.5% 6/15/12	6,680	7,699
		14,280
Restaurants - 0.4%
Friendly Ice Cream Corp. 8.375% 6/15/12	5,220	4,855
Uno Restaurant Corp. 10% 2/15/11 (f)	4,780	4,661
		9,516
Services - 0.8%
Cornell Companies, Inc. 10.75% 7/1/12	4,100	4,203
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (f)	5,150	4,841
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Services - continued
Integrated Electrical Services, Inc. 9.375% 2/1/09	$ 5,566	$ 4,453
Language Line, Inc. 11.125% 6/15/12	4,610	4,817
		18,314
Shipping - 1.1%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (f)	1,800	1,827
Ship Finance International Ltd. 8.5% 12/15/13	23,930	22,973
		24,800
Steels - 0.3%
Edgen Acquisition Corp. 9.875% 2/1/11 (f)	5,980	5,831
Super Retail - 1.8%
Brown Shoe Co., Inc. 8.75% 5/1/12 (f)	4,770	4,770
Dillard's, Inc.:
6.625% 11/15/08	1,230	1,250
6.625% 1/15/18	3,700	3,446
7% 12/1/28	9,583	8,685
7.13% 8/1/18	7,200	6,903
7.75% 7/15/26	1,450	1,404
7.75% 5/15/27	3,680	3,574
7.875% 1/1/23	1,940	1,928
NBC Acquisition Corp. 0% 3/15/13 (d)	12,830	9,173
		41,133
Technology - 2.1%
Celestica, Inc. 7.875% 7/1/11	4,920	4,889
Danka Business Systems PLC 11% 6/15/10	7,240	6,552
Freescale Semiconductor, Inc. 7.125% 7/15/14	4,460	4,661
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.26% 12/15/11 (f)(g)	1,660	1,536
8% 12/15/14 (f)	1,290	1,109
Semiconductor Note Participation Trust 0% 8/4/11 (f)	6,625	9,540
Viasystems, Inc. 10.5% 1/15/11	12,680	12,300
Xerox Corp. 7.2% 4/1/16	6,660	7,060
		47,647
Telecommunications - 12.6%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	5,000	5,450
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (g)	$ 6,680	$ 6,764
Cincinnati Bell, Inc. 8.375% 1/15/14	3,095	2,925
Eschelon Operating Co. 8.375% 3/15/10	3,880	3,337
Intelsat Ltd. 6.5% 11/1/13	6,070	4,765
New Skies Satellites BV 9.125% 11/1/12 (f)	1,450	1,450
Nextel Partners, Inc.:
8.125% 7/1/11	23,705	25,364
12.5% 11/15/09	7,583	8,341
Primus Telecommunications Group, Inc.:
8% 1/15/14	6,160	3,619
12.75% 10/15/09	1,840	1,306
Qwest Capital Funding, Inc.:
7% 8/3/09	22,120	19,908
7.25% 2/15/11	4,000	3,600
7.625% 8/3/21	3,210	2,600
7.75% 2/15/31	29,425	23,393
Qwest Services Corp. 14% 12/15/10 (f)(g)	77,830	87,559
Rogers Communications, Inc.:
6.375% 3/1/14	12,190	11,611
7.5% 3/15/15	7,260	7,423
8% 12/15/12	3,130	3,193
SBA Communication Corp./SBA Telcommunications, Inc. 0% 12/15/11 (d)	7,440	6,510
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14 (f)	6,070	5,584
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	11,987	11,777
Time Warner Telecom, Inc. 10.125% 2/1/11	29,605	27,533
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,000	4,575
U.S. West Communications 6.875% 9/15/33	15,000	12,338
		290,925
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 3.1%
Levi Strauss & Co.:
9.75% 1/15/15 (f)	$ 17,200	$ 16,340
12.25% 12/15/12	52,945	56,122
		72,462
TOTAL NONCONVERTIBLE BONDS		1,683,702
TOTAL CORPORATE BONDS (Cost $1,750,754)		1,701,592
Common Stocks - 15.9%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	15,929	0
Cable TV - 1.8%
NTL, Inc. Class A warrants 1/13/11 (a)	3	0
Pegasus Communications Corp. warrants 1/1/07 (a)	6,509	0
Telewest Global, Inc. (a)	2,211,603	41,003
Chemicals - 0.1%
Huntsman Corp.	96,480	1,827
Consumer Products - 4.6%
Revlon, Inc. Class A (sub. vtg.)(a)(e)	35,886,484	105,499
Containers - 1.4%
Owens-Illinois, Inc. (a)	1,280,800	31,405
Trivest 1992 Special Fund Ltd. (a)(h)	3,037,732	30
		31,435
Electric Utilities - 1.1%
AES Corp. (a)	1,592,509	25,608
Energy - 0.7%
Chesapeake Energy Corp.	800,000	15,392
Food and Drug Retail - 0.6%
Pathmark Stores, Inc. (a)(e)	1,818,878	14,042
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	232
		14,274
Healthcare - 2.4%
DaVita, Inc. (a)	1,352,946	54,524
Hotels - 0.2%
Wyndham International, Inc. Class A (a)	4,189,700	4,190
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Metals/Mining - 0.9%
Haynes International, Inc. (a)(f)	1,140,617	$ 21,387
Shipping - 1.4%
Teekay Shipping Corp.	793,800	33,292
Technology - 0.6%
STATS ChipPAC Ltd. sponsored ADR (a)	261,000	1,582
Viasystems Group, Inc. (a)(h)	1,026,780	12,321
		13,903
Telecommunications - 0.1%
Choice One Communications, Inc. (a)(h)	571,711	2,630
Covad Communications Group, Inc. (a)	1,948	2
Crown Castle International Corp. (a)	21,274	343
		2,975
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (h)	42,253	437
Pillowtex Corp. (a)	490,256	0
		437
TOTAL COMMON STOCKS (Cost $301,975)		365,746
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 1.1%
Energy - 0.4%
El Paso Corp. 4.99% (f)	10,000	9,460
Leisure - 0.2%
Six Flags, Inc. 7.25% PIERS	200,000	3,780
Paper - 0.5%
Temple-Inland, Inc. 7.50% DECS	232,000	12,496
TOTAL CONVERTIBLE PREFERRED STOCKS		25,736
Nonconvertible Preferred Stocks - 0.2%
Broadcasting - 0.2%
Spanish Broadcasting System, Inc. Class B, 10.75%	3,574	3,842
TOTAL PREFERRED STOCKS (Cost $29,527)		29,578
Floating Rate Loans - 4.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Homebuilding/Real Estate - 0.3%
General Growth Properties, Inc. Tranche A, term loan 5.11% 11/12/07 (g)	$ 6,074	$ 6,104
Hotels - 1.2%
Wyndham International, Inc. term loan:
7.6875% 6/30/06 (g)	21,457	21,457
8.6875% 4/1/06 (g)	6,657	6,657
		28,114
Metals/Mining - 0.0%
Trout Coal Holdings LLC / Dakota Tranche 2, term loan 9.75% 3/23/12 (g)	550	553
Telecommunications - 2.5%
Choice One Communications, Inc. Tranche C, term loan 8.0925% 11/30/10 (g)	5,255	4,834
Level 3 Communications, Inc. term loan 9.92% 12/2/11 (g)	15,345	15,959
McLeodUSA, Inc.:
revolver loan 7.0967% 5/31/07 (c)(g)	9,402	3,150
Tranche A, term loan 8.4296% 5/31/07 (c)(g)	8,808	2,951
Tranche B, term loan 9.1% 5/30/08 (c)(g)	92,732	31,065
		57,959
TOTAL FLOATING RATE LOANS (Cost $127,624)		92,730
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 2.84% (b) (Cost $68,402)	68,401,870	68,402
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.86%, dated 4/29/05 due 5/2/05) (Cost $4,771)	4,772	$ 4,771
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $2,283,053)		2,262,819
NET OTHER ASSETS - 1.8%		41,961
NET ASSETS - 100%		$ 2,304,780
Security Type Abbreviations
DECS	-	Dividend Enhanced Convertible Stock/Debt Exchangeable for Common Stock
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $425,293,000 or 18.5% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,419,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Choice One Communications, Inc.	11/18/04	$ 2,390
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Viasystems Group, Inc.	2/13/04	$ 20,664
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pathmark Stores, Inc.	$ 8,701	$ -	$ 1,239	$ -	$ 14,042
Revlon, Inc. Class A (sub. vtg.)	89,856	-	3,337	-	105,499
Total	$ 98,557	$ -	$ 4,576	$ -	$ 119,541
Income Tax Information

At October 31, 2004, the fund had a capital loss carryforward of approximately $1,144,060,000 of which $176,501,000, $488,641,000 and $478,918,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,771) (cost $ 2,283,053) - See accompanying schedule		$ 2,262,819
Cash		1,162
Receivable for investments sold		13,367
Receivable for fund shares sold		3,017
Dividends receivable		192
Interest receivable		48,530
Prepaid expenses		7
Receivable from investment adviser for expense reductions		71
Other affiliated receivables		15
Other receivables		29
Total assets		2,329,209

Liabilities
Payable for investments purchased	$ 9,284
Payable for fund shares redeemed	9,775
Distributions payable	2,701
Accrued management fee	1,131
Distribution fees payable	736
Other affiliated payables	526
Other payables and accrued expenses	276
Total liabilities		24,429

Net Assets		$ 2,304,780
Net Assets consist of:
Paid in capital		$ 3,288,579
Undistributed net investment income		24,317
Accumulated undistributed net realized gain (loss) on investments		(987,884)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(20,232)
Net Assets		$ 2,304,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($353,519 ÷ 37,403 shares)	$ 9.45

Maximum offering price per share (100/95.25 of $9.45)	$ 9.92
Class T: Net Asset Value and redemption price per share ($1,031,751 ÷ 108,832 shares)	$ 9.48

Maximum offering price per share (100/96.50 of $9.48)	$ 9.82
Class B: Net Asset Value and offering price per share ($398,945 ÷ 42,373 shares)A	$ 9.42

Class C: Net Asset Value and offering price per share ($183,781 ÷ 19,462 shares)A	$ 9.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($336,784 ÷ 36,822 shares)	$ 9.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 955
Interest		100,692
Security lending		14
Total income		101,661

Expenses
Management fee	$ 7,184
Transfer agent fees	2,358
Distribution fees	4,884
Accounting and security lending fees	444
Independent trustees' compensation	6
Appreciation in deferred trustee compensation account	5
Custodian fees and expenses	31
Registration fees	74
Audit	39
Legal	34
Miscellaneous	251
Total expenses before reductions	15,310
Expense reductions	(217)	15,093
Net investment income		86,568
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities (Including realized gain (loss) of $(313) from affiliated issuers)		165,812
Change in net unrealized appreciation (depreciation) on: Investment securities	(157,900)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(157,898)
Net gain (loss)		7,914
Net increase (decrease) in net assets resulting from operations		$ 94,482

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 86,568	$ 209,628
Net realized gain (loss)	165,812	147,875
Change in net unrealized appreciation (depreciation)	(157,898)	(59,028)
Net increase (decrease) in net assets resulting from operations	94,482	298,475
Distributions to shareholders from net investment income	(138,731)	(266,622)
Share transactions - net increase (decrease)	(130,173)	(309,122)
Redemption fees	248	623
Total increase (decrease) in net assets	(174,174)	(276,646)

Net Assets
Beginning of period	2,478,954	2,755,600
End of period (including undistributed net investment income of $24,317 and undistributed net investment income of $76,480, respectively)	$ 2,304,780	$ 2,478,954

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.64	$ 9.50	$ 6.40	$ 8.17	$ 9.64	$ 11.12
Income from Investment Operations
Net investment incomeE	.353	.797	.873	.767G,H	.869	1.059
Net realized and unrealized gain (loss)	.010	.307	2.875	(1.866)G,H	(1.558)	(1.634)
Total from investment operations	.363	1.104	3.748	(1.099)	(.689)	(.575)
Distributions from net investment income	(.554)	(.966)	(.648)	(.671)	(.781)	(.905)
Redemption fees added to paid in capitalE	.001	.002	-	-	-	-
Net asset value, end of period	$ 9.45	$ 9.64	$ 9.50	$ 6.40	$ 8.17	$ 9.64
Total ReturnB,C,D	3.62%	12.23%	60.58%	(14.39)%	(7.64)%	(5.66)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.01%A	.98%	.99%	1.02%	.97%	.94%
Expenses net of voluntary waivers, if any	.99%A	.98%	.99%	1.02%	.97%	.94%
Expenses net of all reductions	.99%A	.98%	.99%	1.01%	.97%	.94%
Net investment income	7.20%A	8.38%	10.45%	10.12%G,H	9.53%	9.86%
Supplemental Data
Net assets, end of period (in millions)	$ 354	$ 297	$ 307	$ 157	$ 189	$ 209
Portfolio turnover rate	65%A	67%	111%	85%	68%	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 11.01% to 10.12%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.67	$ 9.52	$ 6.42	$ 8.18	$ 9.66	$ 11.14
Income from Investment Operations
Net investment incomeE	.351	.793	.859	.766G,H	.865	1.055
Net realized and unrealized gain (loss)	.008	.315	2.883	(1.860)G,H	(1.572)	(1.640)
Total from investment operations	.359	1.108	3.742	(1.094)	(.707)	(.585)
Distributions from net investment income	(.550)	(.960)	(.642)	(.666)	(.773)	(.895)
Redemption fees added to paid in capitalE	.001	.002	-	-	-	-
Net asset value, end of period	$ 9.48	$ 9.67	$ 9.52	$ 6.42	$ 8.18	$ 9.66
Total ReturnB,C,D	3.56%	12.24%	60.26%	(14.30)%	(7.81)%	(5.73)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.08%A	1.06%	1.06%	1.08%	1.06%	1.03%
Expenses net of voluntary waivers, if any	1.07%A	1.06%	1.06%	1.08%	1.06%	1.03%
Expenses net of all reductions	1.07%A	1.06%	1.06%	1.08%	1.05%	1.03%
Net investment income	7.12%A	8.30%	10.38%	10.05%G,H	9.45%	9.76%
Supplemental Data
Net assets, end of period (in millions)	$ 1,032	$ 1,245	$ 1,398	$ 1,070	$ 1,473	$ 1,777
Portfolio turnover rate	65%A	67%	111%	85%	68%	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.95% to 10.05%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.61	$ 9.47	$ 6.38	$ 8.15	$ 9.61	$ 11.09
Income from Investment Operations
Net investment incomeE	.316	.723	.802	.712G,H	.801	.978
Net realized and unrealized gain (loss)	.010	.310	2.873	(1.868)G,H	(1.549)	(1.634)
Total from investment operations	.326	1.033	3.675	(1.156)	(.748)	(.656)
Distributions from net investment income	(.517)	(.895)	(.585)	(.614)	(.712)	(.824)
Redemption fees added to paid in capitalE	.001	.002	-	-	-	-
Net asset value, end of period	$ 9.42	$ 9.61	$ 9.47	$ 6.38	$ 8.15	$ 9.61
Total ReturnB,C,D	3.25%	11.44%	59.42%	(15.07)%	(8.25)%	(6.39)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.77%A	1.74%	1.75%	1.78%	1.73%	1.70%
Expenses net of voluntary waivers, if any	1.74%A	1.74%	1.75%	1.78%	1.73%	1.70%
Expenses net of all reductions	1.74%A	1.74%	1.75%	1.77%	1.72%	1.70%
Net investment income	6.45%A	7.62%	9.69%	9.36%G,H	8.78%	9.10%
Supplemental Data
Net assets, end of period (in millions)	$ 399	$ 498	$ 613	$ 426	$ 704	$ 956
Portfolio turnover rate	65%A	67%	111%	85%	68%	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.25% to 9.36%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 9.49	$ 6.40	$ 8.16	$ 9.63	$ 11.11
Income from Investment Operations
Net investment incomeE	.313	.718	.801	.708G,H	.796	.969
Net realized and unrealized gain (loss)	.009	.309	2.868	(1.859)G,H	(1.560)	(1.634)
Total from investment operations	.322	1.027	3.669	(1.151)	(.764)	(.665)
Distributions from net investment income	(.513)	(.889)	(.579)	(.609)	(.706)	(.815)
Redemption fees added to paid in capitalE	.001	.002	-	-	-	-
Net asset value, end of period	$ 9.44	$ 9.63	$ 9.49	$ 6.40	$ 8.16	$ 9.63
Total ReturnB,C,D	3.20%	11.33%	59.11%	(14.98)%	(8.41)%	(6.45)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.85%A	1.81%	1.82%	1.84%	1.80%	1.78%
Expenses net of voluntary waivers, if any	1.83%A	1.81%	1.82%	1.84%	1.80%	1.78%
Expenses net of all reductions	1.82%A	1.81%	1.82%	1.84%	1.79%	1.78%
Net investment income	6.37%A	7.55%	9.62%	9.29%G,H	8.71%	9.02%
Supplemental Data
Net assets, end of period (in millions)	$ 184	$ 193	$ 219	$ 132	$ 197	$ 247
Portfolio turnover rate	65%A	67%	111%	85%	68%	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.19% to 9.29%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 9.24	$ 6.24	$ 7.97	$ 9.43	$ 10.90
Income from Investment Operations
Net investment incomeD	.350	.786	.867	.759F,G	.862	1.055
Net realized and unrealized gain (loss)	.011	.305	2.796	(1.805)F,G	(1.528)	(1.606)
Total from investment operations	.361	1.091	3.663	(1.046)	(.666)	(.551)
Distributions from net investment income	(.562)	(.983)	(.663)	(.684)	(.794)	(.919)
Redemption fees added to paid in capitalD	.001	.002	-	-	-	-
Net asset value, end of period	$ 9.15	$ 9.35	$ 9.24	$ 6.24	$ 7.97	$ 9.43
Total ReturnB,C	3.71%	12.46%	60.82%	(14.09)%	(7.58)%	(5.56)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.82%A	.83%	.82%	.85%	.83%	.82%
Expenses net of voluntary waivers, if any	.81%A	.83%	.82%	.85%	.83%	.82%
Expenses net of all reductions	.81%A	.83%	.82%	.85%	.83%	.82%
Net investment income	7.38%A	8.53%	10.62%	10.28%F,G	9.67%	9.98%
Supplemental Data
Net assets, end of period (in millions)	$ 337	$ 245	$ 218	$ 82	$ 87	$ 89
Portfolio turnover rate	65%A	67%	111%	85%	68%	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.067 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 11.18% to 10.28%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor High Income Advantage Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 206,488
Unrealized depreciation	(198,560)
Net unrealized appreciation (depreciation)	$ 7,928
Cost for federal income tax purposes	$ 2,254,891

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements.

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements - continued

Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $754,022 and $918,246, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 258	$ 4
Class T	0%	.25%	1,458	34
Class B	.65%	.25%	2,148	1,559
Class C	.75%	.25%	1,020	147
			$ 4,884	$ 1,744

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 86
Class T	30
Class B*	349
Class C*	12
$ 477

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 359	.21*
Class T	1,035	.18*
Class B	515	.22*
Class C	189	.19*
Institutional Class	260	.17*
	$ 2,358

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,309 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

7. Expense Reductions.

Effective February 1, 2005, FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.00%	$ 39
Class T	1.10%	35
Class B	1.75%	78
Class C	1.85%	20
Institutional Class	.85%	12
		$ 184

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $30 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 18,856	$ 30,734
Class T	66,007	136,033
Class B	25,433	54,627
Class C	10,629	20,214
Institutional Class	17,806	25,014
Total	$ 138,731	$ 266,622

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	11,631	17,127	$ 115,180	$ 163,413
Reinvestment of distributions	1,288	2,081	12,747	19,732
Shares redeemed	(6,327)	(20,751)	(62,402)	(198,106)
Net increase (decrease)	6,592	(1,543)	$ 65,525	$ (14,961)
Class T
Shares sold	13,609	43,813	$ 134,962	$ 419,220
Reinvestment of distributions	5,411	11,672	53,762	111,002
Shares redeemed	(38,939)	(73,525)	(387,526)	(700,583)
Net increase (decrease)	(19,919)	(18,040)	$ (198,802)	$ (170,361)
Class B
Shares sold	2,669	6,442	$ 26,232	$ 61,059
Reinvestment of distributions	1,666	3,745	16,442	35,389
Shares redeemed	(13,848)	(23,039)	(136,226)	(217,709)
Net increase (decrease)	(9,513)	(12,852)	$ (93,552)	$ (121,261)
Class C
Shares sold	3,254	7,575	$ 32,114	$ 72,205
Reinvestment of distributions	680	1,378	6,732	13,063
Shares redeemed	(4,511)	(11,991)	(44,443)	(113,628)
Net increase (decrease)	(577)	(3,038)	$ (5,597)	$ (28,360)
Institutional Class
Shares sold	19,493	26,548	$ 187,858	$ 245,066
Reinvestment of distributions	1,643	2,328	15,732	21,429
Shares redeemed	(10,557)	(26,261)	(101,337)	(240,674)
Net increase (decrease)	10,579	2,615	$ 102,253	$ 25,821

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
A Denotes trust-wide proposals and voting results.

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Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

HYI-USAN-0605
1.784887.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity® Advisor

High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 993.30	$ 4.94
Hypothetical A	$ 1,000.00	$ 1,019.84	$ 5.01
Class T
Actual	$ 1,000.00	$ 993.90	$ 5.44
Hypothetical A	$ 1,000.00	$ 1,019.34	$ 5.51
Class B
Actual	$ 1,000.00	$ 990.70	$ 8.64
Hypothetical A	$ 1,000.00	$ 1,016.12	$ 8.75
Class C
Actual	$ 1,000.00	$ 990.20	$ 9.13
Hypothetical A	$ 1,000.00	$ 1,015.62	$ 9.25
Institutional Class
Actual	$ 1,000.00	$ 994.10	$ 4.20
Hypothetical A	$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.00%
Class T	1.10%
Class B	1.75%
Class C	1.85%
Institutional Class	.85%

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
AES Corp.	1.8	2.4
Xerox Corp.	1.7	1.6
The Coastal Corp.	1.7	1.1
EchoStar DBS Corp.	1.5	1.1
MGM MIRAGE	1.3	1.4
	8.0
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	9.8	7.8
Energy	7.2	6.0
Electric Utilities	6.6	7.9
Technology	6.0	5.4
Healthcare	5.9	6.5
Quality Diversification (% of fund's net assets)
As of April 30, 2005 *	As of October 31, 2004 * *
AAA, AA, A 0.0%	AAA, AA, A 0.0%
BBB 0.0%	BBB 0.7%
BB 34.2%	BB 37.4%
B 41.7%	B 47.8%
CCC, CC, C 12.2%	CCC, CC, C 7.9%
Not Rated 2.5%	Not Rated 2.3%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 9.3%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2005 *		As of October 31, 2004 * *
	Nonconvertible Bonds 84.0%		Nonconvertible Bonds 92.7%
	Common Stocks 0.1%		Common Stocks 0.1%
	Floating Rate Loans 6.4%		Floating Rate Loans 3.2%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 9.3%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	14.5%	* * Foreign investments	16.0%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.0%
	Principal Amount	Value (Note 1)
Aerospace - 0.7%
L-3 Communications Corp. 7.625% 6/15/12	$ 175,000	$ 185,500
Orbital Sciences Corp. 9% 7/15/11	1,725,000	1,871,625
Primus International, Inc. 10.5% 4/15/09 (d)	1,135,000	1,191,750
		3,248,875
Air Transportation - 1.9%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,275,000	1,185,750
7.324% 4/15/11	485,000	409,825
7.377% 5/23/19	1,841,294	1,196,841
7.379% 5/23/16	565,716	362,058
7.8% 4/1/08	1,155,000	1,033,725
10.18% 1/2/13	265,000	180,200
AMR Corp. 10.2% 3/15/20	20,000	12,000
Delta Air Lines, Inc.:
7.9% 12/15/09	1,460,000	467,200
8.3% 12/15/29	3,807,000	961,268
9.5% 11/18/08 (d)	975,000	789,750
Delta Air Lines, Inc. pass thru trust certificates 7.92% 5/18/12	320,000	140,800
Northwest Airlines Corp. 10% 2/1/09	2,485,000	1,267,350
Northwest Airlines, Inc. pass thru trust certificates:
7.67% 1/2/15	229,955	163,268
8.07% 1/2/15	1,142,053	582,447
		8,752,482
Automotive - 1.4%
Accuride Corp. 8.5% 2/1/15 (d)	580,000	539,400
Delco Remy International, Inc. 9.375% 4/15/12	1,890,000	1,568,700
Navistar International Corp.:
6.25% 3/1/12 (d)	1,110,000	999,000
7.5% 6/15/11	1,575,000	1,539,563
Tenneco Automotive, Inc. 8.625% 11/15/14 (d)	1,360,000	1,244,400
Visteon Corp. 7.95% 8/1/05	445,000	429,425
		6,320,488
Banks and Thrifts - 0.7%
Western Financial Bank 9.625% 5/15/12	3,065,000	3,325,525
Broadcasting - 0.2%
Gray Television, Inc. 9.25% 12/15/11	950,000	1,030,750
Building Materials - 2.1%
Anixter International, Inc. 5.95% 3/1/15	1,105,000	1,077,375
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Building Materials - continued
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (d)(e)	$ 1,370,000	$ 1,301,500
7.875% 12/15/12 (d)	1,115,000	970,050
Maax Holdings, Inc. 0% 12/15/12 (c)(d)	2,795,000	1,509,300
Nortek, Inc. 8.5% 9/1/14	1,450,000	1,276,000
NTK Holdings, Inc. 0% 3/1/14 (c)(d)	1,680,000	823,200
Texas Industries, Inc. 10.25% 6/15/11	2,435,000	2,751,550
		9,708,975
Cable TV - 3.0%
Cablevision Systems Corp. 7.89% 4/1/09 (d)(e)	635,000	644,525
CSC Holdings, Inc. 8.125% 7/15/09	610,000	625,250
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,975,000	2,137,938
EchoStar DBS Corp. 5.75% 10/1/08	6,830,000	6,727,529
GCI, Inc. 7.25% 2/15/14	845,000	811,200
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	180,000	192,150
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11	890,000	854,400
Telenet Group Holding NV 0% 6/15/14 (c)(d)	2,575,000	1,918,375
		13,911,367
Capital Goods - 3.1%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	1,510,000	1,585,500
Case New Holland, Inc. 6% 6/1/09 (d)	920,000	848,700
Dresser, Inc. 9.375% 4/15/11	1,605,000	1,685,250
Invensys PLC 9.875% 3/15/11 (d)	4,675,000	4,628,250
Leucadia National Corp. 7% 8/15/13	2,745,000	2,745,000
Park-Ohio Industries, Inc. 8.375% 11/15/14 (d)	1,295,000	1,103,988
Sensus Metering Systems, Inc. 8.625% 12/15/13	985,000	925,900
Terex Corp.:
9.25% 7/15/11	745,000	806,463
10.375% 4/1/11	230,000	248,975
		14,578,026
Chemicals - 3.1%
Borden US Finance Corp./Nova Scotia Finance ULC:
7.8906% 7/15/10 (d)(e)	950,000	921,500
9% 7/15/14 (d)	1,005,000	1,005,000
Crompton Corp. 9.875% 8/1/12	365,000	417,925
Crystal US Holding 3LLC/Crystal US Sub 3Corp.:
Series A, 0% 10/1/14 (c)(d)	680,000	452,200
Series B, 0% 10/1/14 (c)(d)	265,000	172,250
Equistar Chemicals LP 7.55% 2/15/26	1,130,000	1,062,200
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Chemicals - continued
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	$ 965,000	$ 1,020,488
10.125% 9/1/08	565,000	617,263
Huntsman International LLC 7.375% 1/1/15 (d)	905,000	877,850
Huntsman LLC 10.6406% 7/15/11 (d)(e)	1,450,000	1,537,000
Methanex Corp. yankee 7.75% 8/15/05	885,000	893,850
Millennium America, Inc. 9.25% 6/15/08	3,130,000	3,333,450
Nalco Co. 7.75% 11/15/11	970,000	989,400
NOVA Chemicals Corp. 7.4% 4/1/09	995,000	1,024,850
		14,325,226
Consumer Products - 1.1%
Church & Dwight Co., Inc. 6% 12/15/12 (d)	1,850,000	1,794,500
Jostens Holding Corp. 0% 12/1/13 (c)	680,000	486,200
Jostens IH Corp. 7.625% 10/1/12	550,000	547,250
Revlon Consumer Products Corp. 9.5% 4/1/11 (d)	1,760,000	1,663,200
Samsonite Corp. 8.875% 6/1/11	370,000	379,250
		4,870,400
Containers - 2.8%
Berry Plastics Corp. 10.75% 7/15/12	840,000	936,600
BWAY Corp. 10% 10/15/10	1,045,000	1,058,063
Crown European Holdings SA:
9.5% 3/1/11	680,000	734,400
10.875% 3/1/13	3,510,000	4,001,400
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	2,060,000	2,193,900
8.75% 11/15/12	480,000	519,600
Owens-Illinois, Inc.:
7.35% 5/15/08	880,000	902,000
7.5% 5/15/10	2,450,000	2,523,500
		12,869,463
Diversified Financial Services - 0.2%
Triad Acquisition Corp. 11.125% 5/1/13 (d)	890,000	885,550
Diversified Media - 0.7%
Corus Entertainment, Inc. 8.75% 3/1/12	1,140,000	1,208,400
LBI Media Holdings, Inc. 0% 10/15/13 (c)	1,240,000	905,200
LBI Media, Inc. 10.125% 7/15/12	1,020,000	1,127,100
		3,240,700
Electric Utilities - 5.6%
AES Corp.:
7.75% 3/1/14	830,000	845,563
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Electric Utilities - continued
AES Corp.: - continued
8.75% 6/15/08	$ 551,000	$ 582,683
8.875% 2/15/11	2,689,000	2,870,508
9.375% 9/15/10	2,095,000	2,275,694
9.5% 6/1/09	1,550,000	1,677,875
AES Gener SA 7.5% 3/25/14	1,980,000	1,940,400
Chivor SA E.S.P. 9.75% 12/30/14 (d)	920,000	924,600
CMS Energy Corp.:
6.3% 2/1/12	180,000	171,000
7.5% 1/15/09	490,000	498,575
7.75% 8/1/10	150,000	154,125
8.5% 4/15/11	855,000	908,438
8.9% 7/15/08	1,195,000	1,265,206
9.875% 10/15/07	1,825,000	1,959,594
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	1,135,000	1,112,300
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	195,000	196,950
NRG Energy, Inc. 8% 12/15/13 (d)	3,829,000	3,886,435
Sierra Pacific Power Co. 6.25% 4/15/12	1,370,000	1,363,150
Sierra Pacific Resources 8.625% 3/15/14	460,000	485,300
TECO Energy, Inc.:
7.2% 5/1/11	1,650,000	1,740,750
10.5% 12/1/07	525,000	588,000
Utilicorp Canada Finance Corp. 7.75% 6/15/11	525,000	525,000
		25,972,146
Energy - 6.3%
Chesapeake Energy Corp.:
7.75% 1/15/15	1,700,000	1,780,750
9% 8/15/12	1,010,000	1,118,575
El Paso Production Holding Co. 7.75% 6/1/13	835,000	839,175
Hanover Compressor Co.:
0% 3/31/07	1,685,000	1,449,100
8.625% 12/15/10	630,000	639,450
9% 6/1/14	660,000	686,400
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)	1,150,000	1,276,500
Newfield Exploration Co. 6.625% 9/1/14	1,290,000	1,299,675
Parker Drilling Co.:
7.66% 9/1/10 (e)	2,500,000	2,556,250
9.625% 10/1/13	420,000	457,800
9.625% 10/1/13 (d)	740,000	806,600
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Energy - continued
Pride International, Inc. 7.375% 7/15/14	$ 2,045,000	$ 2,206,044
Range Resources Corp.:
6.375% 3/15/15 (d)	1,270,000	1,209,675
7.375% 7/15/13	1,880,000	1,936,400
Sonat, Inc.:
6.625% 2/1/08	320,000	308,800
7.625% 7/15/11	1,920,000	1,836,000
Stone Energy Corp. 6.75% 12/15/14	1,140,000	1,085,850
The Coastal Corp.:
6.375% 2/1/09	3,120,000	2,940,600
6.5% 5/15/06	455,000	457,844
6.5% 6/1/08	735,000	703,763
6.7% 2/15/27	720,000	711,000
7.75% 6/15/10	3,030,000	2,946,675
		29,252,926
Entertainment/Film - 0.3%
Cinemark, Inc. 0% 3/15/14 (c)	2,035,000	1,399,063
Environmental - 0.5%
Allied Waste North America, Inc.:
5.75% 2/15/11	1,160,000	1,020,800
6.375% 4/15/11	550,000	500,500
8.875% 4/1/08	535,000	551,050
Browning-Ferris Industries, Inc. 6.375% 1/15/08	25,000	24,375
		2,096,725
Food and Drug Retail - 1.1%
Rite Aid Corp.:
6.875% 8/15/13	750,000	633,750
8.125% 5/1/10	310,000	299,150
9.25% 6/1/13	430,000	403,125
9.5% 2/15/11	495,000	497,475
Stater Brothers Holdings, Inc.:
6.51% 6/15/10 (e)	1,875,000	1,837,500
8.125% 6/15/12	1,340,000	1,249,550
		4,920,550
Food/Beverage/Tobacco - 2.7%
B&G Foods, Inc. 8% 10/1/11	1,315,000	1,357,738
Dole Food Co., Inc. 7.25% 6/15/10	2,170,000	2,170,000
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	610,000	581,025
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Food/Beverage/Tobacco - continued
Smithfield Foods, Inc.:
7% 8/1/11	$ 545,000	$ 555,900
7.625% 2/15/08	1,640,000	1,705,600
7.75% 5/15/13	1,196,000	1,273,740
8% 10/15/09	2,635,000	2,819,450
UAP Holding Corp. 0% 7/15/12 (c)	1,625,000	1,243,125
United Agriculture Products, Inc. 9% 12/15/11	1,006,000	975,820
		12,682,398
Gaming - 4.7%
Mandalay Resort Group:
9.375% 2/15/10	1,230,000	1,346,850
10.25% 8/1/07	820,000	897,900
MGM MIRAGE:
6% 10/1/09	3,485,000	3,424,013
6.75% 9/1/12	2,935,000	2,949,675
Mohegan Tribal Gaming Authority:
6.125% 2/15/13 (d)	640,000	627,200
6.375% 7/15/09	2,825,000	2,810,875
7.125% 8/15/14	645,000	643,388
MTR Gaming Group, Inc. 9.75% 4/1/10	1,365,000	1,501,500
Penn National Gaming, Inc. 6.75% 3/1/15 (d)	265,000	255,725
Scientific Games Corp. 6.25% 12/15/12 (d)	1,260,000	1,234,800
Seneca Gaming Corp. 7.25% 5/1/12	1,580,000	1,572,100
Station Casinos, Inc. 6% 4/1/12	265,000	263,013
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(d)	590,000	377,600
9% 1/15/12 (d)	820,000	848,700
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,630,000	2,800,950
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (d)	285,000	265,050
		21,819,339
Healthcare - 5.9%
AmerisourceBergen Corp. 7.25% 11/15/12	2,675,000	2,835,500
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (d)	840,000	865,200
CDRV Investors, Inc. 0% 1/1/15 (c)(d)	4,580,000	2,519,000
Concentra Operating Corp.:
9.125% 6/1/12	1,415,000	1,457,450
9.5% 8/15/10	450,000	468,000
DaVita, Inc. 6.625% 3/15/13 (d)	1,540,000	1,532,300
Fisher Scientific International, Inc. 8% 9/1/13	1,080,000	1,161,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Healthcare - continued
HCA, Inc. 5.5% 12/1/09	$ 2,660,000	$ 2,633,400
Mayne Group Ltd. 5.875% 12/1/11 (d)	1,410,000	1,390,613
Omega Healthcare Investors, Inc. 7% 4/1/14	1,860,000	1,804,200
PerkinElmer, Inc. 8.875% 1/15/13	2,255,000	2,480,500
Psychiatric Solutions, Inc. 10.625% 6/15/13	680,000	746,300
Senior Housing Properties Trust:
7.875% 4/15/15	945,000	989,888
8.625% 1/15/12	2,325,000	2,522,625
Service Corp. International (SCI):
6.875% 10/1/07	1,270,000	1,270,000
7.7% 4/15/09	580,000	594,500
Tenet Healthcare Corp.:
6.375% 12/1/11	1,620,000	1,510,650
7.375% 2/1/13	700,000	658,000
		27,439,126
Homebuilding/Real Estate - 3.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (d)	1,270,000	1,219,200
8.125% 6/1/12	3,515,000	3,550,150
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	380,000	368,600
8.875% 4/1/12	1,110,000	1,165,500
KB Home 7.75% 2/1/10	2,740,000	2,849,600
Meritage Homes Corp. 6.25% 3/15/15 (d)	200,000	184,000
Standard Pacific Corp.:
5.125% 4/1/09	1,665,000	1,598,400
6.5% 10/1/08	670,000	678,375
6.875% 5/15/11	1,400,000	1,400,000
Technical Olympic USA, Inc.:
7.5% 3/15/11	190,000	174,800
7.5% 1/15/15	530,000	471,700
9% 7/1/10	1,520,000	1,520,000
10.375% 7/1/12	255,000	265,200
WCI Communities, Inc.:
6.625% 3/15/15 (d)	855,000	769,500
7.875% 10/1/13	1,025,000	1,019,875
10.625% 2/15/11	790,000	837,400
		18,072,300
Hotels - 1.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	1,575,000	1,649,813
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Hotels - continued
Host Marriott LP:
6.375% 3/15/15 (d)	$ 1,320,000	$ 1,240,800
7.125% 11/1/13	2,220,000	2,242,200
La Quinta Properties, Inc. 7% 8/15/12	1,645,000	1,679,956
		6,812,769
Insurance - 0.3%
Crum & Forster Holdings Corp. 10.375% 6/15/13	1,145,000	1,242,325
Leisure - 2.0%
Equinox Holdings Ltd. 9% 12/15/09	335,000	345,050
Speedway Motorsports, Inc. 6.75% 6/1/13	270,000	271,688
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	1,195,000	693,100
Town Sports International, Inc. 9.625% 4/15/11	2,265,000	2,332,950
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	3,005,000	3,410,675
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (d)(e)	2,015,000	2,100,638
		9,154,101
Metals/Mining - 1.8%
Century Aluminum Co. 7.5% 8/15/14	1,265,000	1,265,000
Compass Minerals International, Inc.:
0% 12/15/12 (c)	1,135,000	976,100
0% 6/1/13 (c)	1,780,000	1,495,200
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	570,000	541,500
10.125% 2/1/10	1,000,000	1,100,000
Peabody Energy Corp. 6.875% 3/15/13	420,000	432,600
Vedanta Resources PLC 6.625% 2/22/10 (d)	1,965,000	1,871,663
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	895,000	796,550
		8,478,613
Paper - 1.2%
Georgia-Pacific Corp.:
7.375% 7/15/08	930,000	979,569
8% 1/15/14	1,985,000	2,123,950
8.125% 5/15/11	535,000	583,150
8.875% 2/1/10	895,000	993,450
9.375% 2/1/13	600,000	669,000
		5,349,119
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Publishing/Printing - 1.2%
Houghton Mifflin Co. 9.875% 2/1/13	$ 1,160,000	$ 1,177,400
The Reader's Digest Association, Inc. 6.5% 3/1/11	4,570,000	4,535,725
		5,713,125
Railroad - 0.5%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,380,000	1,400,700
TFM SA de CV yankee 10.25% 6/15/07	870,000	922,200
		2,322,900
Restaurants - 0.7%
Domino's, Inc. 8.25% 7/1/11	250,000	261,250
Friendly Ice Cream Corp. 8.375% 6/15/12	1,550,000	1,441,500
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (d)	1,605,000	1,532,775
		3,235,525
Services - 0.9%
Iron Mountain, Inc.:
7.75% 1/15/15	190,000	179,550
8.25% 7/1/11	515,000	504,700
8.625% 4/1/13	890,000	890,000
Rural/Metro Corp.:
0% 3/15/16 (c)(d)	1,630,000	717,200
9.875% 3/15/15 (d)	370,000	347,800
Worldspan LP/WS Financing Corp. 9.0244% 2/15/11 (d)(e)	1,965,000	1,689,900
		4,329,150
Shipping - 2.5%
General Maritime Corp. 10% 3/15/13	2,075,000	2,230,625
OMI Corp. 7.625% 12/1/13	3,310,000	3,318,275
Ship Finance International Ltd. 8.5% 12/15/13	4,555,000	4,372,800
Teekay Shipping Corp. 8.875% 7/15/11	1,635,000	1,831,200
		11,752,900
Steels - 1.7%
Allegheny Technologies, Inc. 8.375% 12/15/11	1,495,000	1,569,750
CSN Islands VII Corp. 10.75% 9/12/08 (d)	1,110,000	1,230,713
CSN Islands VIII Corp. 9.75% 12/16/13 (d)	1,105,000	1,138,150
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	2,350,000	2,567,375
Ryerson Tull, Inc. 8.25% 12/15/11	1,420,000	1,199,900
		7,705,888
Super Retail - 2.0%
Asbury Automotive Group, Inc. 9% 6/15/12	3,295,000	3,229,100
Buhrmann US, Inc. 7.875% 3/1/15 (d)	690,000	662,400
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Super Retail - continued
JCPenney Co., Inc.:
7.375% 8/15/08	$ 810,000	$ 864,675
7.6% 4/1/07	450,000	471,375
NBC Acquisition Corp. 0% 3/15/13 (c)	1,980,000	1,415,700
Nebraska Book Co., Inc. 8.625% 3/15/12	1,180,000	1,121,000
Saks, Inc. 9.875% 10/1/11	605,000	656,425
Sonic Automotive, Inc. 8.625% 8/15/13	1,075,000	1,042,750
		9,463,425
Technology - 5.5%
Advanced Micro Devices, Inc. 7.75% 11/1/12	2,340,000	2,193,750
Celestica, Inc. 7.875% 7/1/11	3,305,000	3,284,344
Flextronics International Ltd. 6.25% 11/15/14	1,850,000	1,711,250
Freescale Semiconductor, Inc. 6.875% 7/15/11	2,775,000	2,872,125
Lucent Technologies, Inc. 5.5% 11/15/08	1,015,000	984,550
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.26% 12/15/11 (d)(e)	865,000	800,125
Micron Technology, Inc. 6.5% 9/30/05 (f)	2,142,858	2,121,430
Nortel Networks Corp. 6.125% 2/15/06	905,000	911,788
Sanmina-SCI Corp. 6.75% 3/1/13 (d)	1,320,000	1,174,800
Xerox Capital Trust I 8% 2/1/27	1,155,000	1,172,325
Xerox Corp.:
6.875% 8/15/11	4,330,000	4,492,375
7.125% 6/15/10	670,000	706,850
7.625% 6/15/13	1,265,000	1,356,713
9.75% 1/15/09	1,315,000	1,492,525
		25,274,950
Telecommunications - 9.3%
American Tower Corp. 7.125% 10/15/12	515,000	511,138
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	180,000	196,200
Empresa Brasileira de Telecomm SA 11% 12/15/08	1,415,000	1,574,188
Innova S. de R.L. 9.375% 9/19/13	850,000	930,750
Intelsat Ltd.:
5.25% 11/1/08	1,455,000	1,320,413
6.5% 11/1/13	2,490,000	1,954,650
7.625% 4/15/12	1,260,000	1,071,000
Kyivstar GSM 10.375% 8/17/09 (d)	870,000	971,181
MCI, Inc. 8.735% 5/1/14 (e)	2,640,000	2,864,400
Millicom International Cellular SA 10% 12/1/13	4,855,000	4,709,350
Mobile Telesystems Finance SA 8% 1/28/12 (d)	1,410,000	1,404,924
New Skies Satellites BV 7.4375% 11/1/11 (d)(e)	1,300,000	1,319,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Telecommunications - continued
Nextel Communications, Inc.:
5.95% 3/15/14	$ 1,215,000	$ 1,233,225
6.875% 10/31/13	3,495,000	3,674,119
Nextel Partners, Inc. 8.125% 7/1/11	65,000	69,550
PanAmSat Corp. 9% 8/15/14	1,649,000	1,714,960
Qwest Capital Funding, Inc.:
7% 8/3/09	1,355,000	1,219,500
7.25% 2/15/11	990,000	891,000
7.9% 8/15/10	1,565,000	1,439,800
Qwest Corp.:
7.875% 9/1/11 (d)	590,000	592,950
9.125% 3/15/12 (d)	3,245,000	3,439,700
Qwest Services Corp. 14% 12/15/10 (d)(e)	710,000	798,750
Rogers Communications, Inc.:
7.25% 12/15/12	550,000	559,625
8% 12/15/12	630,000	642,600
9.625% 5/1/11	1,490,000	1,676,250
SBA Communications Corp. 8.5% 12/1/12 (d)	1,675,000	1,754,563
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	242,000	237,765
Time Warner Telecom, Inc. 10.125% 2/1/11	1,255,000	1,167,150
U.S. West Capital Funding, Inc. 6.375% 7/15/08	2,180,000	1,994,700
U.S. West Communications:
6.875% 9/15/33	285,000	234,413
7.2% 11/10/26	460,000	404,800
7.5% 6/15/23	825,000	736,313
		43,309,427
Textiles & Apparel - 0.9%
Levi Strauss & Co.:
7.73% 4/1/12 (d)(e)	1,385,000	1,274,200
9.75% 1/15/15 (d)	875,000	831,250
12.25% 12/15/12	1,565,000	1,658,900
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	270,000	270,675
		4,035,025
TOTAL NONCONVERTIBLE BONDS (Cost $393,576,820)		388,901,642
Commercial Mortgage Securities - 0.2%
	Principal Amount	Value (Note 1)
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)	$ 114,369	$ 115,178
Class BWE, 7.226% 10/11/37 (d)	159,122	160,142
Class BWF, 7.55% 10/11/37 (d)	138,238	139,409
Class BWG, 8.155% 10/11/37 (d)	134,260	134,469
Class BWH, 9.073% 10/11/37 (d)	99,451	101,283
Class BWJ, 9.99% 10/11/37 (d)	114,369	116,169
Class BWK, 10.676% 10/11/37 (d)	99,451	101,603
Class BWL, 10.1596% 10/11/37 (d)	162,106	153,102
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $975,082)		1,021,355
Common Stocks - 0.1%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	10	0
Chemicals - 0.1%
Huntsman Corp.	30,529	578,101
TOTAL COMMON STOCKS (Cost $223,915)		578,101
Floating Rate Loans - 6.4%
	Principal Amount
Building Materials - 0.5%
Masonite International Corp. term loan 9.3838% 4/6/15 (e)	$ 2,410,000	2,410,000
Cable TV - 0.5%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (e)	2,480,000	2,476,900
Electric Utilities - 1.0%
Cogentrix Delaware Holdings, Inc. term loan 4.71% 4/14/12 (e)	2,770,000	2,773,463
Riverside Energy Center LLC:
term loan 7.44% 6/24/11 (e)	1,908,387	1,956,096
Credit-Linked Deposit 6.98% 6/24/11 (e)	87,082	88,389
		4,817,948
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
Energy - 0.9%
El Paso Corp.:
Credit-Linked Deposit 5.44% 11/22/09 (e)	$ 2,410,300	$ 2,416,326
term loan 5.875% 11/22/09 (e)	1,854,395	1,863,667
		4,279,993
Environmental - 0.9%
Envirocare of Utah, Inc.:
Tranche 1, term loan 7% 4/13/10 (e)	2,370,000	2,372,963
Tranche 2, term loan 8.86% 4/13/10 (e)	1,710,000	1,680,075
		4,053,038
Homebuilding/Real Estate - 1.6%
General Growth Properties, Inc.:
Tranche A, term loan 5.11% 11/12/07 (e)	1,593,081	1,601,047
Tranche B, term loan 5.1% 11/12/08 (e)	1,596,412	1,606,390
LNR Property Corp.:
Tranche A, term loan 7.31% 2/3/08 (e)	1,000,000	1,000,000
Tranche B, term loan:
5.81% 2/3/08 (e)	2,008,939	2,016,472
8.06% 2/3/08 (e)	1,000,000	1,000,000
		7,223,909
Technology - 0.5%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.66% 3/9/11 (e)	1,490,000	1,480,688
Tranche B, term loan 4.66% 3/9/13 (e)	703,000	700,364
		2,181,052
Telecommunications - 0.5%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (e)	2,125,000	2,061,250
TOTAL FLOATING RATE LOANS (Cost $29,575,540)		29,504,090
Money Market Funds - 10.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.84% (b) (Cost $46,815,162)	46,815,162	$ 46,815,162
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $471,166,519)		466,820,350
NET OTHER ASSETS - (0.8)%		(3,656,714)
NET ASSETS - 100%		$ 463,163,636
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $79,164,586 or 17.1% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,121,430 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	8/8/02 - 1/21/03	$ 1,881,251
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.5%
Canada	3.4%
Bermuda	1.8%
Marshall Islands	1.6%
United Kingdom	1.4%
Luxembourg	1.3%
France	1.1%
Others (individually less than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $471,166,519) - See accompanying schedule		$ 466,820,350
Cash		484,296
Receivable for investments sold		3,998,294
Receivable for fund shares sold		1,051,621
Interest receivable		8,336,001
Prepaid expenses		1,349
Receivable from investment adviser for expense reductions		38,349
Other affiliated receivables		2,695
Total assets		480,732,955

Liabilities
Payable for investments purchased	$ 14,786,273
Payable for fund shares redeemed	1,742,407
Distributions payable	499,805
Accrued management fee	224,257
Distribution fees payable	134,607
Other affiliated payables	106,747
Other payables and accrued expenses	75,223
Total liabilities		17,569,319

Net Assets		$ 463,163,636
Net Assets consist of:
Paid in capital		$ 459,485,201
Undistributed net investment income		1,428,995
Accumulated undistributed net realized gain (loss) on investments		6,595,609
Net unrealized appreciation (depreciation) on investments		(4,346,169)
Net Assets		$ 463,163,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($101,249,296 ÷ 11,169,407 shares)	$ 9.06

Maximum offering price per share (100/95.25 of $9.06)	$ 9.51
Class T: Net Asset Value and redemption price per share ($84,645,606 ÷ 9,347,363 shares)	$ 9.06

Maximum offering price per share (100/96.50 of $9.06)	$ 9.39
Class B: Net Asset Value and offering price per share ($70,603,964 ÷ 7,800,840 shares)A	$ 9.05

Class C: Net Asset Value and offering price per share ($57,514,491 ÷ 6,353,986 shares)A	$ 9.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($149,150,279 ÷ 16,440,411 shares)	$ 9.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Interest		$ 18,716,621

Expenses
Management fee	$ 1,412,348
Transfer agent fees	552,708
Distribution fees	858,894
Accounting fees and expenses	110,397
Independent trustees' compensation	1,240
Custodian fees and expenses	14,644
Registration fees	51,543
Audit	31,685
Legal	5,049
Miscellaneous	47,235
Total expenses before reductions	3,085,743
Expense reductions	(166,981)	2,918,762
Net investment income		15,797,859
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		7,812,145
Change in net unrealized appreciation (depreciation) on investment securities		(26,318,916)
Net gain (loss)		(18,506,771)
Net increase (decrease) in net assets resulting from operations		$ (2,708,912)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,797,859	$ 30,710,982
Net realized gain (loss)	7,812,145	9,177,285
Change in net unrealized appreciation (depreciation)	(26,318,916)	2,397,010
Net increase (decrease) in net assets resulting from operations	(2,708,912)	42,285,277
Distributions to shareholders from net investment income	(17,057,758)	(30,790,168)
Distributions to shareholders from net realized gain	(7,269,347)	-
Total distributions	(24,327,105)	(30,790,168)
Share transactions - net increase (decrease)	(11,727,877)	108,317,043
Redemption fees	61,845	32,522
Total increase (decrease) in net assets	(38,702,049)	119,844,674

Net Assets
Beginning of period	501,865,685	382,021,011
End of period (including undistributed net investment income of $1,428,995 and undistributed net investment income of $2,688,894, respectively)	$ 463,163,636	$ 501,865,685

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 9.33	$ 7.89	$ 8.75	$ 9.35	$ 9.92
Income from Investment Operations
Net investment income E	.313	.675	.725	.709 G	.760	.895
Net realized and unrealized gain (loss)	(.367)	.267	1.360	(.908) G	(.602)	(.640)
Total from investment operations	(.054)	.942	2.085	(.199)	.158	.255
Distributions from net investment income	(.337)	(.683)	(.645)	(.661)	(.758)	(.825)
Distributions from net realized gain	(.140)	-	-	-	-	-
Total distributions	(.477)	(.683)	(.645)	(.661)	(.758)	(.825)
Redemption fees added to paid in capital E	.001	.001	-	-	-	-
Net asset value, end of period	$ 9.06	$ 9.59	$ 9.33	$ 7.89	$ 8.75	$ 9.35
Total Return B, C, D	(.67)%	10.50%	27.23%	(2.49)%	1.83%	2.40%
Ratios to Average Net Assets F
Expenses before expense reductions	1.03% A	1.01%	1.00%	1.02%	1.14%	1.70%
Expenses net of voluntary waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	.99%	.98%
Net investment income	6.67% A	7.21%	8.26%	8.42% G	8.50%	9.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,249	$ 94,349	$ 61,084	$ 31,456	$ 28,046	$ 13,295
Portfolio turnover rate	108% A	126%	129%	105%	139%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.33	$ 7.89	$ 8.74	$ 9.35	$ 9.92
Income from Investment Operations
Net investment income E	.309	.668	.717	.695 G	.753	.898
Net realized and unrealized gain (loss)	(.357)	.255	1.359	(.893) G	(.613)	(.656)
Total from investment operations	(.048)	.923	2.076	(.198)	.140	.242
Distributions from net investment income	(.333)	(.674)	(.636)	(.652)	(.750)	(.812)
Distributions from net realized gain	(.140)	-	-	-	-	-
Total distributions	(.473)	(.674)	(.636)	(.652)	(.750)	(.812)
Redemption fees added to paid in capital E	.001	.001	-	-	-	-
Net asset value, end of period	$ 9.06	$ 9.58	$ 9.33	$ 7.89	$ 8.74	$ 9.35
Total Return B, C, D	(.61)%	10.29%	27.11%	(2.47)%	1.63%	2.27%
Ratios to Average Net Assets F
Expenses before expense reductions	1.20% A	1.19%	1.19%	1.24%	1.39%	1.83%
Expenses net of voluntary waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10% A	1.10%	1.10%	1.10%	1.09%	1.08%
Net investment income	6.57% A	7.11%	8.16%	8.32% G	8.40%	9.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,646	$ 91,707	$ 81,735	$ 35,751	$ 16,814	$ 8,936
Portfolio turnover rate	108% A	126%	129%	105%	139%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 9.32	$ 7.88	$ 8.74	$ 9.34	$ 9.92
Income from Investment Operations
Net investment income E	.278	.606	.658	.641 G	.692	.830
Net realized and unrealized gain (loss)	(.357)	.256	1.361	(.904) G	(.601)	(.663)
Total from investment operations	(.079)	.862	2.019	(.263)	.091	.167
Distributions from net investment income	(.302)	(.613)	(.579)	(.597)	(.691)	(.747)
Distributions from net realized gain	(.140)	-	-	-	-	-
Total distributions	(.442)	(.613)	(.579)	(.597)	(.691)	(.747)
Redemption fees added to paid in capital E	.001	.001	-	-	-	-
Net asset value, end of period	$ 9.05	$ 9.57	$ 9.32	$ 7.88	$ 8.74	$ 9.34
Total Return B, C, D	(.93)%	9.58%	26.32%	(3.23)%	1.08%	1.50%
Ratios to Average Net Assets F
Expenses before expense reductions	1.82% A	1.80%	1.80%	1.83%	1.94%	2.47%
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.75%	1.73%
Net investment income	5.92% A	6.46%	7.51%	7.67% G	7.74%	8.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,604	$ 79,997	$ 70,661	$ 32,854	$ 19,694	$ 10,054
Portfolio turnover rate	108% A	126%	129%	105%	139%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 9.32	$ 7.88	$ 8.74	$ 9.35	$ 9.91
Income from Investment Operations
Net investment income E	.274	.597	.651	.635 G	.684	.819
Net realized and unrealized gain (loss)	(.358)	.256	1.359	(.906) G	(.612)	(.643)
Total from investment operations	(.084)	.853	2.010	(.271)	.072	.176
Distributions from net investment income	(.297)	(.604)	(.570)	(.589)	(.682)	(.736)
Distributions from net realized gain	(.140)	-	-	-	-	-
Total distributions	(.437)	(.604)	(.570)	(.589)	(.682)	(.736)
Redemption fees added to paid in capital E	.001	.001	-	-	-	-
Net asset value, end of period	$ 9.05	$ 9.57	$ 9.32	$ 7.88	$ 8.74	$ 9.35
Total Return B, C, D	(.98)%	9.47%	26.19%	(3.32)%	.86%	1.60%
Ratios to Average Net Assets F
Expenses before expense reductions	1.89% A	1.87%	1.88%	1.90%	2.03%	2.60%
Expenses net of voluntary waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.85% A	1.85%	1.85%	1.85%	1.84%	1.83%
Net investment income	5.82% A	6.36%	7.41%	7.57% G	7.65%	8.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,514	$ 64,187	$ 59,655	$ 20,719	$ 14,218	$ 6,563
Portfolio turnover rate	108% A	126%	129%	105%	139%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.60	$ 9.34	$ 7.90	$ 8.75	$ 9.35	$ 9.92
Income from Investment Operations
Net investment income D	.322	.690	.739	.709 F	.772	.910
Net realized and unrealized gain (loss)	(.369)	.267	1.359	(.886) F	(.599)	(.638)
Total from investment operations	(.047)	.957	2.098	(.177)	.173	.272
Distributions from net investment income	(.344)	(.698)	(.658)	(.673)	(.773)	(.842)
Distributions from net realized gain	(.140)	-	-	-	-	-
Total distributions	(.484)	(.698)	(.658)	(.670)	(.773)	(.842)
Redemption fees added to paid in capital D	.001	.001	-	-	-	-
Net asset value, end of period	$ 9.07	$ 9.60	$ 9.34	$ 7.90	$ 8.75	$ 9.35
Total Return B, C	(.59)%	10.66%	27.38%	(2.23)%	2.00%	2.57%
Ratios to Average Net Assets E
Expenses before expense reductions	.92% A	.90%	.96%	.96%	1.04%	1.62%
Expenses net of voluntary waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.84%	.83%
Net investment income	6.82% A	7.36%	8.41%	8.57% F	8.65%	9.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 149,150	$ 171,625	$ 108,885	$ 48,379	$ 11,381	$ 4,910
Portfolio turnover rate	108% A	126%	129%	105%	139%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,367,653
Unrealized depreciation	(12,700,346)
Net unrealized appreciation (depreciation)	$ (3,332,693)
Cost for federal income tax purposes	$ 470,153,043

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $248,647,032 and $295,393,222, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 75,268	$ 656
Class T	0%	.25%	115,441	1,495
Class B	.65%	.25%	345,068	250,170
Class C	.75%	.25%	323,117	68,457
			$ 858,894	$ 320,778

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26,101
Class T	9,124
Class B*	89,433
Class C*	4,902
$ 129,560

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 97,627	.20 *
Class T	121,041	.26 *
Class B	87,733	.23 *
Class C	63,054	.20 *
Institutional Class	183,253	.23 *
	$ 552,708

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $202,036 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.00%	$ 16,466
Class T	1.10%	47,167
Class B	1.75%	28,442
Class C	1.85%	13,260
Institutional Class	.85%	54,058
		$ 159,393

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $7,588.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 3,558,015	$ 5,663,641
Class T	3,249,282	6,014,640
Class B	2,448,720	4,921,925
Class C	2,033,579	3,962,307
Institutional Class	5,768,162	10,227,655
Total	$ 17,057,758	$ 30,790,168
From net realized gain
Class A	$ 1,410,900	$ -
Class T	1,360,690	-
Class B	1,136,583	-
Class C	958,694	-
Institutional Class	2,402,480	-
Total	$ 7,269,347	$ -

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	2,428,748	5,417,201	$ 23,059,097	$ 51,022,256
Reinvestment of distributions	419,133	486,820	3,970,569	4,582,849
Shares redeemed	(1,519,549)	(2,607,162)	(14,391,460)	(24,494,194)
Net increase (decrease)	1,328,332	3,296,859	$ 12,638,206	$ 31,110,911
Class T
Shares sold	1,157,913	4,611,164	$ 11,017,499	$ 43,541,073
Reinvestment of distributions	409,659	525,473	3,880,285	4,943,576
Shares redeemed	(1,794,944)	(4,324,548)	(16,874,799)	(40,418,876)
Net increase (decrease)	(227,372)	812,089	$ (1,977,015)	$ 8,065,773
Class B
Shares sold	774,669	2,799,122	$ 7,354,190	$ 26,296,874
Reinvestment of distributions	223,674	296,344	2,118,295	2,786,337
Shares redeemed	(1,553,502)	(2,317,900)	(14,723,173)	(21,681,224)
Net increase (decrease)	(555,159)	777,566	$ (5,250,688)	$ 7,401,987
Class C
Shares sold	1,048,407	2,817,895	$ 9,983,880	$ 26,513,128
Reinvestment of distributions	200,272	256,308	1,897,285	2,410,928
Shares redeemed	(1,598,750)	(2,767,614)	(15,033,275)	(25,939,067)
Net increase (decrease)	(350,071)	306,589	$ (3,152,110)	$ 2,984,989
Institutional Class
Shares sold	4,318,016	8,400,882	$ 40,922,158	$ 79,116,765
Reinvestment of distributions	751,039	879,823	7,123,400	8,286,911
Shares redeemed	(6,515,114)	(3,048,025)	(62,031,828)	(28,650,293)
Net increase (decrease)	(1,446,059)	6,232,680	$ (13,986,270)	$ 58,753,383

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AHI-USAN-0605
1.784884.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

High Income

Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 993.30	$ 4.94
Hypothetical A	$ 1,000.00	$ 1,019.84	$ 5.01
Class T
Actual	$ 1,000.00	$ 993.90	$ 5.44
Hypothetical A	$ 1,000.00	$ 1,019.34	$ 5.51
Class B
Actual	$ 1,000.00	$ 990.70	$ 8.64
Hypothetical A	$ 1,000.00	$ 1,016.12	$ 8.75
Class C
Actual	$ 1,000.00	$ 990.20	$ 9.13
Hypothetical A	$ 1,000.00	$ 1,015.62	$ 9.25
Institutional Class
Actual	$ 1,000.00	$ 994.10	$ 4.20
Hypothetical A	$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.00%
Class T	1.10%
Class B	1.75%
Class C	1.85%
Institutional Class	.85%

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
AES Corp.	1.8	2.4
Xerox Corp.	1.7	1.6
The Coastal Corp.	1.7	1.1
EchoStar DBS Corp.	1.5	1.1
MGM MIRAGE	1.3	1.4
	8.0
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	9.8	7.8
Energy	7.2	6.0
Electric Utilities	6.6	7.9
Technology	6.0	5.4
Healthcare	5.9	6.5
Quality Diversification (% of fund's net assets)
As of April 30, 2005 *	As of October 31, 2004 * *
AAA, AA, A 0.0%	AAA, AA, A 0.0%
BBB 0.0%	BBB 0.7%
BB 34.2%	BB 37.4%
B 41.7%	B 47.8%
CCC, CC, C 12.2%	CCC, CC, C 7.9%
Not Rated 2.5%	Not Rated 2.3%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 9.3%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2005 *		As of October 31, 2004 * *
	Nonconvertible Bonds 84.0%		Nonconvertible Bonds 92.7%
	Common Stocks 0.1%		Common Stocks 0.1%
	Floating Rate Loans 6.4%		Floating Rate Loans 3.2%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 9.3%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	14.5%	* * Foreign investments	16.0%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.0%
	Principal Amount	Value (Note 1)
Aerospace - 0.7%
L-3 Communications Corp. 7.625% 6/15/12	$ 175,000	$ 185,500
Orbital Sciences Corp. 9% 7/15/11	1,725,000	1,871,625
Primus International, Inc. 10.5% 4/15/09 (d)	1,135,000	1,191,750
		3,248,875
Air Transportation - 1.9%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,275,000	1,185,750
7.324% 4/15/11	485,000	409,825
7.377% 5/23/19	1,841,294	1,196,841
7.379% 5/23/16	565,716	362,058
7.8% 4/1/08	1,155,000	1,033,725
10.18% 1/2/13	265,000	180,200
AMR Corp. 10.2% 3/15/20	20,000	12,000
Delta Air Lines, Inc.:
7.9% 12/15/09	1,460,000	467,200
8.3% 12/15/29	3,807,000	961,268
9.5% 11/18/08 (d)	975,000	789,750
Delta Air Lines, Inc. pass thru trust certificates 7.92% 5/18/12	320,000	140,800
Northwest Airlines Corp. 10% 2/1/09	2,485,000	1,267,350
Northwest Airlines, Inc. pass thru trust certificates:
7.67% 1/2/15	229,955	163,268
8.07% 1/2/15	1,142,053	582,447
		8,752,482
Automotive - 1.4%
Accuride Corp. 8.5% 2/1/15 (d)	580,000	539,400
Delco Remy International, Inc. 9.375% 4/15/12	1,890,000	1,568,700
Navistar International Corp.:
6.25% 3/1/12 (d)	1,110,000	999,000
7.5% 6/15/11	1,575,000	1,539,563
Tenneco Automotive, Inc. 8.625% 11/15/14 (d)	1,360,000	1,244,400
Visteon Corp. 7.95% 8/1/05	445,000	429,425
		6,320,488
Banks and Thrifts - 0.7%
Western Financial Bank 9.625% 5/15/12	3,065,000	3,325,525
Broadcasting - 0.2%
Gray Television, Inc. 9.25% 12/15/11	950,000	1,030,750
Building Materials - 2.1%
Anixter International, Inc. 5.95% 3/1/15	1,105,000	1,077,375
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Building Materials - continued
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (d)(e)	$ 1,370,000	$ 1,301,500
7.875% 12/15/12 (d)	1,115,000	970,050
Maax Holdings, Inc. 0% 12/15/12 (c)(d)	2,795,000	1,509,300
Nortek, Inc. 8.5% 9/1/14	1,450,000	1,276,000
NTK Holdings, Inc. 0% 3/1/14 (c)(d)	1,680,000	823,200
Texas Industries, Inc. 10.25% 6/15/11	2,435,000	2,751,550
		9,708,975
Cable TV - 3.0%
Cablevision Systems Corp. 7.89% 4/1/09 (d)(e)	635,000	644,525
CSC Holdings, Inc. 8.125% 7/15/09	610,000	625,250
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,975,000	2,137,938
EchoStar DBS Corp. 5.75% 10/1/08	6,830,000	6,727,529
GCI, Inc. 7.25% 2/15/14	845,000	811,200
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	180,000	192,150
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11	890,000	854,400
Telenet Group Holding NV 0% 6/15/14 (c)(d)	2,575,000	1,918,375
		13,911,367
Capital Goods - 3.1%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	1,510,000	1,585,500
Case New Holland, Inc. 6% 6/1/09 (d)	920,000	848,700
Dresser, Inc. 9.375% 4/15/11	1,605,000	1,685,250
Invensys PLC 9.875% 3/15/11 (d)	4,675,000	4,628,250
Leucadia National Corp. 7% 8/15/13	2,745,000	2,745,000
Park-Ohio Industries, Inc. 8.375% 11/15/14 (d)	1,295,000	1,103,988
Sensus Metering Systems, Inc. 8.625% 12/15/13	985,000	925,900
Terex Corp.:
9.25% 7/15/11	745,000	806,463
10.375% 4/1/11	230,000	248,975
		14,578,026
Chemicals - 3.1%
Borden US Finance Corp./Nova Scotia Finance ULC:
7.8906% 7/15/10 (d)(e)	950,000	921,500
9% 7/15/14 (d)	1,005,000	1,005,000
Crompton Corp. 9.875% 8/1/12	365,000	417,925
Crystal US Holding 3LLC/Crystal US Sub 3Corp.:
Series A, 0% 10/1/14 (c)(d)	680,000	452,200
Series B, 0% 10/1/14 (c)(d)	265,000	172,250
Equistar Chemicals LP 7.55% 2/15/26	1,130,000	1,062,200
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Chemicals - continued
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	$ 965,000	$ 1,020,488
10.125% 9/1/08	565,000	617,263
Huntsman International LLC 7.375% 1/1/15 (d)	905,000	877,850
Huntsman LLC 10.6406% 7/15/11 (d)(e)	1,450,000	1,537,000
Methanex Corp. yankee 7.75% 8/15/05	885,000	893,850
Millennium America, Inc. 9.25% 6/15/08	3,130,000	3,333,450
Nalco Co. 7.75% 11/15/11	970,000	989,400
NOVA Chemicals Corp. 7.4% 4/1/09	995,000	1,024,850
		14,325,226
Consumer Products - 1.1%
Church & Dwight Co., Inc. 6% 12/15/12 (d)	1,850,000	1,794,500
Jostens Holding Corp. 0% 12/1/13 (c)	680,000	486,200
Jostens IH Corp. 7.625% 10/1/12	550,000	547,250
Revlon Consumer Products Corp. 9.5% 4/1/11 (d)	1,760,000	1,663,200
Samsonite Corp. 8.875% 6/1/11	370,000	379,250
		4,870,400
Containers - 2.8%
Berry Plastics Corp. 10.75% 7/15/12	840,000	936,600
BWAY Corp. 10% 10/15/10	1,045,000	1,058,063
Crown European Holdings SA:
9.5% 3/1/11	680,000	734,400
10.875% 3/1/13	3,510,000	4,001,400
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	2,060,000	2,193,900
8.75% 11/15/12	480,000	519,600
Owens-Illinois, Inc.:
7.35% 5/15/08	880,000	902,000
7.5% 5/15/10	2,450,000	2,523,500
		12,869,463
Diversified Financial Services - 0.2%
Triad Acquisition Corp. 11.125% 5/1/13 (d)	890,000	885,550
Diversified Media - 0.7%
Corus Entertainment, Inc. 8.75% 3/1/12	1,140,000	1,208,400
LBI Media Holdings, Inc. 0% 10/15/13 (c)	1,240,000	905,200
LBI Media, Inc. 10.125% 7/15/12	1,020,000	1,127,100
		3,240,700
Electric Utilities - 5.6%
AES Corp.:
7.75% 3/1/14	830,000	845,563
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Electric Utilities - continued
AES Corp.: - continued
8.75% 6/15/08	$ 551,000	$ 582,683
8.875% 2/15/11	2,689,000	2,870,508
9.375% 9/15/10	2,095,000	2,275,694
9.5% 6/1/09	1,550,000	1,677,875
AES Gener SA 7.5% 3/25/14	1,980,000	1,940,400
Chivor SA E.S.P. 9.75% 12/30/14 (d)	920,000	924,600
CMS Energy Corp.:
6.3% 2/1/12	180,000	171,000
7.5% 1/15/09	490,000	498,575
7.75% 8/1/10	150,000	154,125
8.5% 4/15/11	855,000	908,438
8.9% 7/15/08	1,195,000	1,265,206
9.875% 10/15/07	1,825,000	1,959,594
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	1,135,000	1,112,300
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	195,000	196,950
NRG Energy, Inc. 8% 12/15/13 (d)	3,829,000	3,886,435
Sierra Pacific Power Co. 6.25% 4/15/12	1,370,000	1,363,150
Sierra Pacific Resources 8.625% 3/15/14	460,000	485,300
TECO Energy, Inc.:
7.2% 5/1/11	1,650,000	1,740,750
10.5% 12/1/07	525,000	588,000
Utilicorp Canada Finance Corp. 7.75% 6/15/11	525,000	525,000
		25,972,146
Energy - 6.3%
Chesapeake Energy Corp.:
7.75% 1/15/15	1,700,000	1,780,750
9% 8/15/12	1,010,000	1,118,575
El Paso Production Holding Co. 7.75% 6/1/13	835,000	839,175
Hanover Compressor Co.:
0% 3/31/07	1,685,000	1,449,100
8.625% 12/15/10	630,000	639,450
9% 6/1/14	660,000	686,400
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)	1,150,000	1,276,500
Newfield Exploration Co. 6.625% 9/1/14	1,290,000	1,299,675
Parker Drilling Co.:
7.66% 9/1/10 (e)	2,500,000	2,556,250
9.625% 10/1/13	420,000	457,800
9.625% 10/1/13 (d)	740,000	806,600
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Energy - continued
Pride International, Inc. 7.375% 7/15/14	$ 2,045,000	$ 2,206,044
Range Resources Corp.:
6.375% 3/15/15 (d)	1,270,000	1,209,675
7.375% 7/15/13	1,880,000	1,936,400
Sonat, Inc.:
6.625% 2/1/08	320,000	308,800
7.625% 7/15/11	1,920,000	1,836,000
Stone Energy Corp. 6.75% 12/15/14	1,140,000	1,085,850
The Coastal Corp.:
6.375% 2/1/09	3,120,000	2,940,600
6.5% 5/15/06	455,000	457,844
6.5% 6/1/08	735,000	703,763
6.7% 2/15/27	720,000	711,000
7.75% 6/15/10	3,030,000	2,946,675
		29,252,926
Entertainment/Film - 0.3%
Cinemark, Inc. 0% 3/15/14 (c)	2,035,000	1,399,063
Environmental - 0.5%
Allied Waste North America, Inc.:
5.75% 2/15/11	1,160,000	1,020,800
6.375% 4/15/11	550,000	500,500
8.875% 4/1/08	535,000	551,050
Browning-Ferris Industries, Inc. 6.375% 1/15/08	25,000	24,375
		2,096,725
Food and Drug Retail - 1.1%
Rite Aid Corp.:
6.875% 8/15/13	750,000	633,750
8.125% 5/1/10	310,000	299,150
9.25% 6/1/13	430,000	403,125
9.5% 2/15/11	495,000	497,475
Stater Brothers Holdings, Inc.:
6.51% 6/15/10 (e)	1,875,000	1,837,500
8.125% 6/15/12	1,340,000	1,249,550
		4,920,550
Food/Beverage/Tobacco - 2.7%
B&G Foods, Inc. 8% 10/1/11	1,315,000	1,357,738
Dole Food Co., Inc. 7.25% 6/15/10	2,170,000	2,170,000
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	610,000	581,025
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Food/Beverage/Tobacco - continued
Smithfield Foods, Inc.:
7% 8/1/11	$ 545,000	$ 555,900
7.625% 2/15/08	1,640,000	1,705,600
7.75% 5/15/13	1,196,000	1,273,740
8% 10/15/09	2,635,000	2,819,450
UAP Holding Corp. 0% 7/15/12 (c)	1,625,000	1,243,125
United Agriculture Products, Inc. 9% 12/15/11	1,006,000	975,820
		12,682,398
Gaming - 4.7%
Mandalay Resort Group:
9.375% 2/15/10	1,230,000	1,346,850
10.25% 8/1/07	820,000	897,900
MGM MIRAGE:
6% 10/1/09	3,485,000	3,424,013
6.75% 9/1/12	2,935,000	2,949,675
Mohegan Tribal Gaming Authority:
6.125% 2/15/13 (d)	640,000	627,200
6.375% 7/15/09	2,825,000	2,810,875
7.125% 8/15/14	645,000	643,388
MTR Gaming Group, Inc. 9.75% 4/1/10	1,365,000	1,501,500
Penn National Gaming, Inc. 6.75% 3/1/15 (d)	265,000	255,725
Scientific Games Corp. 6.25% 12/15/12 (d)	1,260,000	1,234,800
Seneca Gaming Corp. 7.25% 5/1/12	1,580,000	1,572,100
Station Casinos, Inc. 6% 4/1/12	265,000	263,013
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(d)	590,000	377,600
9% 1/15/12 (d)	820,000	848,700
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,630,000	2,800,950
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (d)	285,000	265,050
		21,819,339
Healthcare - 5.9%
AmerisourceBergen Corp. 7.25% 11/15/12	2,675,000	2,835,500
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (d)	840,000	865,200
CDRV Investors, Inc. 0% 1/1/15 (c)(d)	4,580,000	2,519,000
Concentra Operating Corp.:
9.125% 6/1/12	1,415,000	1,457,450
9.5% 8/15/10	450,000	468,000
DaVita, Inc. 6.625% 3/15/13 (d)	1,540,000	1,532,300
Fisher Scientific International, Inc. 8% 9/1/13	1,080,000	1,161,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Healthcare - continued
HCA, Inc. 5.5% 12/1/09	$ 2,660,000	$ 2,633,400
Mayne Group Ltd. 5.875% 12/1/11 (d)	1,410,000	1,390,613
Omega Healthcare Investors, Inc. 7% 4/1/14	1,860,000	1,804,200
PerkinElmer, Inc. 8.875% 1/15/13	2,255,000	2,480,500
Psychiatric Solutions, Inc. 10.625% 6/15/13	680,000	746,300
Senior Housing Properties Trust:
7.875% 4/15/15	945,000	989,888
8.625% 1/15/12	2,325,000	2,522,625
Service Corp. International (SCI):
6.875% 10/1/07	1,270,000	1,270,000
7.7% 4/15/09	580,000	594,500
Tenet Healthcare Corp.:
6.375% 12/1/11	1,620,000	1,510,650
7.375% 2/1/13	700,000	658,000
		27,439,126
Homebuilding/Real Estate - 3.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (d)	1,270,000	1,219,200
8.125% 6/1/12	3,515,000	3,550,150
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	380,000	368,600
8.875% 4/1/12	1,110,000	1,165,500
KB Home 7.75% 2/1/10	2,740,000	2,849,600
Meritage Homes Corp. 6.25% 3/15/15 (d)	200,000	184,000
Standard Pacific Corp.:
5.125% 4/1/09	1,665,000	1,598,400
6.5% 10/1/08	670,000	678,375
6.875% 5/15/11	1,400,000	1,400,000
Technical Olympic USA, Inc.:
7.5% 3/15/11	190,000	174,800
7.5% 1/15/15	530,000	471,700
9% 7/1/10	1,520,000	1,520,000
10.375% 7/1/12	255,000	265,200
WCI Communities, Inc.:
6.625% 3/15/15 (d)	855,000	769,500
7.875% 10/1/13	1,025,000	1,019,875
10.625% 2/15/11	790,000	837,400
		18,072,300
Hotels - 1.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	1,575,000	1,649,813
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Hotels - continued
Host Marriott LP:
6.375% 3/15/15 (d)	$ 1,320,000	$ 1,240,800
7.125% 11/1/13	2,220,000	2,242,200
La Quinta Properties, Inc. 7% 8/15/12	1,645,000	1,679,956
		6,812,769
Insurance - 0.3%
Crum & Forster Holdings Corp. 10.375% 6/15/13	1,145,000	1,242,325
Leisure - 2.0%
Equinox Holdings Ltd. 9% 12/15/09	335,000	345,050
Speedway Motorsports, Inc. 6.75% 6/1/13	270,000	271,688
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	1,195,000	693,100
Town Sports International, Inc. 9.625% 4/15/11	2,265,000	2,332,950
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	3,005,000	3,410,675
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (d)(e)	2,015,000	2,100,638
		9,154,101
Metals/Mining - 1.8%
Century Aluminum Co. 7.5% 8/15/14	1,265,000	1,265,000
Compass Minerals International, Inc.:
0% 12/15/12 (c)	1,135,000	976,100
0% 6/1/13 (c)	1,780,000	1,495,200
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	570,000	541,500
10.125% 2/1/10	1,000,000	1,100,000
Peabody Energy Corp. 6.875% 3/15/13	420,000	432,600
Vedanta Resources PLC 6.625% 2/22/10 (d)	1,965,000	1,871,663
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	895,000	796,550
		8,478,613
Paper - 1.2%
Georgia-Pacific Corp.:
7.375% 7/15/08	930,000	979,569
8% 1/15/14	1,985,000	2,123,950
8.125% 5/15/11	535,000	583,150
8.875% 2/1/10	895,000	993,450
9.375% 2/1/13	600,000	669,000
		5,349,119
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Publishing/Printing - 1.2%
Houghton Mifflin Co. 9.875% 2/1/13	$ 1,160,000	$ 1,177,400
The Reader's Digest Association, Inc. 6.5% 3/1/11	4,570,000	4,535,725
		5,713,125
Railroad - 0.5%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,380,000	1,400,700
TFM SA de CV yankee 10.25% 6/15/07	870,000	922,200
		2,322,900
Restaurants - 0.7%
Domino's, Inc. 8.25% 7/1/11	250,000	261,250
Friendly Ice Cream Corp. 8.375% 6/15/12	1,550,000	1,441,500
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (d)	1,605,000	1,532,775
		3,235,525
Services - 0.9%
Iron Mountain, Inc.:
7.75% 1/15/15	190,000	179,550
8.25% 7/1/11	515,000	504,700
8.625% 4/1/13	890,000	890,000
Rural/Metro Corp.:
0% 3/15/16 (c)(d)	1,630,000	717,200
9.875% 3/15/15 (d)	370,000	347,800
Worldspan LP/WS Financing Corp. 9.0244% 2/15/11 (d)(e)	1,965,000	1,689,900
		4,329,150
Shipping - 2.5%
General Maritime Corp. 10% 3/15/13	2,075,000	2,230,625
OMI Corp. 7.625% 12/1/13	3,310,000	3,318,275
Ship Finance International Ltd. 8.5% 12/15/13	4,555,000	4,372,800
Teekay Shipping Corp. 8.875% 7/15/11	1,635,000	1,831,200
		11,752,900
Steels - 1.7%
Allegheny Technologies, Inc. 8.375% 12/15/11	1,495,000	1,569,750
CSN Islands VII Corp. 10.75% 9/12/08 (d)	1,110,000	1,230,713
CSN Islands VIII Corp. 9.75% 12/16/13 (d)	1,105,000	1,138,150
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	2,350,000	2,567,375
Ryerson Tull, Inc. 8.25% 12/15/11	1,420,000	1,199,900
		7,705,888
Super Retail - 2.0%
Asbury Automotive Group, Inc. 9% 6/15/12	3,295,000	3,229,100
Buhrmann US, Inc. 7.875% 3/1/15 (d)	690,000	662,400
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Super Retail - continued
JCPenney Co., Inc.:
7.375% 8/15/08	$ 810,000	$ 864,675
7.6% 4/1/07	450,000	471,375
NBC Acquisition Corp. 0% 3/15/13 (c)	1,980,000	1,415,700
Nebraska Book Co., Inc. 8.625% 3/15/12	1,180,000	1,121,000
Saks, Inc. 9.875% 10/1/11	605,000	656,425
Sonic Automotive, Inc. 8.625% 8/15/13	1,075,000	1,042,750
		9,463,425
Technology - 5.5%
Advanced Micro Devices, Inc. 7.75% 11/1/12	2,340,000	2,193,750
Celestica, Inc. 7.875% 7/1/11	3,305,000	3,284,344
Flextronics International Ltd. 6.25% 11/15/14	1,850,000	1,711,250
Freescale Semiconductor, Inc. 6.875% 7/15/11	2,775,000	2,872,125
Lucent Technologies, Inc. 5.5% 11/15/08	1,015,000	984,550
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.26% 12/15/11 (d)(e)	865,000	800,125
Micron Technology, Inc. 6.5% 9/30/05 (f)	2,142,858	2,121,430
Nortel Networks Corp. 6.125% 2/15/06	905,000	911,788
Sanmina-SCI Corp. 6.75% 3/1/13 (d)	1,320,000	1,174,800
Xerox Capital Trust I 8% 2/1/27	1,155,000	1,172,325
Xerox Corp.:
6.875% 8/15/11	4,330,000	4,492,375
7.125% 6/15/10	670,000	706,850
7.625% 6/15/13	1,265,000	1,356,713
9.75% 1/15/09	1,315,000	1,492,525
		25,274,950
Telecommunications - 9.3%
American Tower Corp. 7.125% 10/15/12	515,000	511,138
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	180,000	196,200
Empresa Brasileira de Telecomm SA 11% 12/15/08	1,415,000	1,574,188
Innova S. de R.L. 9.375% 9/19/13	850,000	930,750
Intelsat Ltd.:
5.25% 11/1/08	1,455,000	1,320,413
6.5% 11/1/13	2,490,000	1,954,650
7.625% 4/15/12	1,260,000	1,071,000
Kyivstar GSM 10.375% 8/17/09 (d)	870,000	971,181
MCI, Inc. 8.735% 5/1/14 (e)	2,640,000	2,864,400
Millicom International Cellular SA 10% 12/1/13	4,855,000	4,709,350
Mobile Telesystems Finance SA 8% 1/28/12 (d)	1,410,000	1,404,924
New Skies Satellites BV 7.4375% 11/1/11 (d)(e)	1,300,000	1,319,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Telecommunications - continued
Nextel Communications, Inc.:
5.95% 3/15/14	$ 1,215,000	$ 1,233,225
6.875% 10/31/13	3,495,000	3,674,119
Nextel Partners, Inc. 8.125% 7/1/11	65,000	69,550
PanAmSat Corp. 9% 8/15/14	1,649,000	1,714,960
Qwest Capital Funding, Inc.:
7% 8/3/09	1,355,000	1,219,500
7.25% 2/15/11	990,000	891,000
7.9% 8/15/10	1,565,000	1,439,800
Qwest Corp.:
7.875% 9/1/11 (d)	590,000	592,950
9.125% 3/15/12 (d)	3,245,000	3,439,700
Qwest Services Corp. 14% 12/15/10 (d)(e)	710,000	798,750
Rogers Communications, Inc.:
7.25% 12/15/12	550,000	559,625
8% 12/15/12	630,000	642,600
9.625% 5/1/11	1,490,000	1,676,250
SBA Communications Corp. 8.5% 12/1/12 (d)	1,675,000	1,754,563
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	242,000	237,765
Time Warner Telecom, Inc. 10.125% 2/1/11	1,255,000	1,167,150
U.S. West Capital Funding, Inc. 6.375% 7/15/08	2,180,000	1,994,700
U.S. West Communications:
6.875% 9/15/33	285,000	234,413
7.2% 11/10/26	460,000	404,800
7.5% 6/15/23	825,000	736,313
		43,309,427
Textiles & Apparel - 0.9%
Levi Strauss & Co.:
7.73% 4/1/12 (d)(e)	1,385,000	1,274,200
9.75% 1/15/15 (d)	875,000	831,250
12.25% 12/15/12	1,565,000	1,658,900
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	270,000	270,675
		4,035,025
TOTAL NONCONVERTIBLE BONDS (Cost $393,576,820)		388,901,642
Commercial Mortgage Securities - 0.2%
	Principal Amount	Value (Note 1)
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)	$ 114,369	$ 115,178
Class BWE, 7.226% 10/11/37 (d)	159,122	160,142
Class BWF, 7.55% 10/11/37 (d)	138,238	139,409
Class BWG, 8.155% 10/11/37 (d)	134,260	134,469
Class BWH, 9.073% 10/11/37 (d)	99,451	101,283
Class BWJ, 9.99% 10/11/37 (d)	114,369	116,169
Class BWK, 10.676% 10/11/37 (d)	99,451	101,603
Class BWL, 10.1596% 10/11/37 (d)	162,106	153,102
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $975,082)		1,021,355
Common Stocks - 0.1%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	10	0
Chemicals - 0.1%
Huntsman Corp.	30,529	578,101
TOTAL COMMON STOCKS (Cost $223,915)		578,101
Floating Rate Loans - 6.4%
	Principal Amount
Building Materials - 0.5%
Masonite International Corp. term loan 9.3838% 4/6/15 (e)	$ 2,410,000	2,410,000
Cable TV - 0.5%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (e)	2,480,000	2,476,900
Electric Utilities - 1.0%
Cogentrix Delaware Holdings, Inc. term loan 4.71% 4/14/12 (e)	2,770,000	2,773,463
Riverside Energy Center LLC:
term loan 7.44% 6/24/11 (e)	1,908,387	1,956,096
Credit-Linked Deposit 6.98% 6/24/11 (e)	87,082	88,389
		4,817,948
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
Energy - 0.9%
El Paso Corp.:
Credit-Linked Deposit 5.44% 11/22/09 (e)	$ 2,410,300	$ 2,416,326
term loan 5.875% 11/22/09 (e)	1,854,395	1,863,667
		4,279,993
Environmental - 0.9%
Envirocare of Utah, Inc.:
Tranche 1, term loan 7% 4/13/10 (e)	2,370,000	2,372,963
Tranche 2, term loan 8.86% 4/13/10 (e)	1,710,000	1,680,075
		4,053,038
Homebuilding/Real Estate - 1.6%
General Growth Properties, Inc.:
Tranche A, term loan 5.11% 11/12/07 (e)	1,593,081	1,601,047
Tranche B, term loan 5.1% 11/12/08 (e)	1,596,412	1,606,390
LNR Property Corp.:
Tranche A, term loan 7.31% 2/3/08 (e)	1,000,000	1,000,000
Tranche B, term loan:
5.81% 2/3/08 (e)	2,008,939	2,016,472
8.06% 2/3/08 (e)	1,000,000	1,000,000
		7,223,909
Technology - 0.5%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.66% 3/9/11 (e)	1,490,000	1,480,688
Tranche B, term loan 4.66% 3/9/13 (e)	703,000	700,364
		2,181,052
Telecommunications - 0.5%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (e)	2,125,000	2,061,250
TOTAL FLOATING RATE LOANS (Cost $29,575,540)		29,504,090
Money Market Funds - 10.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.84% (b) (Cost $46,815,162)	46,815,162	$ 46,815,162
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $471,166,519)		466,820,350
NET OTHER ASSETS - (0.8)%		(3,656,714)
NET ASSETS - 100%		$ 463,163,636
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $79,164,586 or 17.1% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,121,430 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	8/8/02 - 1/21/03	$ 1,881,251
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.5%
Canada	3.4%
Bermuda	1.8%
Marshall Islands	1.6%
United Kingdom	1.4%
Luxembourg	1.3%
France	1.1%
Others (individually less than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $471,166,519) - See accompanying schedule		$ 466,820,350
Cash		484,296
Receivable for investments sold		3,998,294
Receivable for fund shares sold		1,051,621
Interest receivable		8,336,001
Prepaid expenses		1,349
Receivable from investment adviser for expense reductions		38,349
Other affiliated receivables		2,695
Total assets		480,732,955

Liabilities
Payable for investments purchased	$ 14,786,273
Payable for fund shares redeemed	1,742,407
Distributions payable	499,805
Accrued management fee	224,257
Distribution fees payable	134,607
Other affiliated payables	106,747
Other payables and accrued expenses	75,223
Total liabilities		17,569,319

Net Assets		$ 463,163,636
Net Assets consist of:
Paid in capital		$ 459,485,201
Undistributed net investment income		1,428,995
Accumulated undistributed net realized gain (loss) on investments		6,595,609
Net unrealized appreciation (depreciation) on investments		(4,346,169)
Net Assets		$ 463,163,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($101,249,296 ÷ 11,169,407 shares)	$ 9.06

Maximum offering price per share (100/95.25 of $9.06)	$ 9.51
Class T: Net Asset Value and redemption price per share ($84,645,606 ÷ 9,347,363 shares)	$ 9.06

Maximum offering price per share (100/96.50 of $9.06)	$ 9.39
Class B: Net Asset Value and offering price per share ($70,603,964 ÷ 7,800,840 shares)A	$ 9.05

Class C: Net Asset Value and offering price per share ($57,514,491 ÷ 6,353,986 shares)A	$ 9.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($149,150,279 ÷ 16,440,411 shares)	$ 9.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Interest		$ 18,716,621

Expenses
Management fee	$ 1,412,348
Transfer agent fees	552,708
Distribution fees	858,894
Accounting fees and expenses	110,397
Independent trustees' compensation	1,240
Custodian fees and expenses	14,644
Registration fees	51,543
Audit	31,685
Legal	5,049
Miscellaneous	47,235
Total expenses before reductions	3,085,743
Expense reductions	(166,981)	2,918,762
Net investment income		15,797,859
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		7,812,145
Change in net unrealized appreciation (depreciation) on investment securities		(26,318,916)
Net gain (loss)		(18,506,771)
Net increase (decrease) in net assets resulting from operations		$ (2,708,912)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,797,859	$ 30,710,982
Net realized gain (loss)	7,812,145	9,177,285
Change in net unrealized appreciation (depreciation)	(26,318,916)	2,397,010
Net increase (decrease) in net assets resulting from operations	(2,708,912)	42,285,277
Distributions to shareholders from net investment income	(17,057,758)	(30,790,168)
Distributions to shareholders from net realized gain	(7,269,347)	-
Total distributions	(24,327,105)	(30,790,168)
Share transactions - net increase (decrease)	(11,727,877)	108,317,043
Redemption fees	61,845	32,522
Total increase (decrease) in net assets	(38,702,049)	119,844,674

Net Assets
Beginning of period	501,865,685	382,021,011
End of period (including undistributed net investment income of $1,428,995 and undistributed net investment income of $2,688,894, respectively)	$ 463,163,636	$ 501,865,685

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 9.33	$ 7.89	$ 8.75	$ 9.35	$ 9.92
Income from Investment Operations
Net investment income E	.313	.675	.725	.709 G	.760	.895
Net realized and unrealized gain (loss)	(.367)	.267	1.360	(.908) G	(.602)	(.640)
Total from investment operations	(.054)	.942	2.085	(.199)	.158	.255
Distributions from net investment income	(.337)	(.683)	(.645)	(.661)	(.758)	(.825)
Distributions from net realized gain	(.140)	-	-	-	-	-
Total distributions	(.477)	(.683)	(.645)	(.661)	(.758)	(.825)
Redemption fees added to paid in capital E	.001	.001	-	-	-	-
Net asset value, end of period	$ 9.06	$ 9.59	$ 9.33	$ 7.89	$ 8.75	$ 9.35
Total Return B, C, D	(.67)%	10.50%	27.23%	(2.49)%	1.83%	2.40%
Ratios to Average Net Assets F
Expenses before expense reductions	1.03% A	1.01%	1.00%	1.02%	1.14%	1.70%
Expenses net of voluntary waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	.99%	.98%
Net investment income	6.67% A	7.21%	8.26%	8.42% G	8.50%	9.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,249	$ 94,349	$ 61,084	$ 31,456	$ 28,046	$ 13,295
Portfolio turnover rate	108% A	126%	129%	105%	139%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.33	$ 7.89	$ 8.74	$ 9.35	$ 9.92
Income from Investment Operations
Net investment income E	.309	.668	.717	.695 G	.753	.898
Net realized and unrealized gain (loss)	(.357)	.255	1.359	(.893) G	(.613)	(.656)
Total from investment operations	(.048)	.923	2.076	(.198)	.140	.242
Distributions from net investment income	(.333)	(.674)	(.636)	(.652)	(.750)	(.812)
Distributions from net realized gain	(.140)	-	-	-	-	-
Total distributions	(.473)	(.674)	(.636)	(.652)	(.750)	(.812)
Redemption fees added to paid in capital E	.001	.001	-	-	-	-
Net asset value, end of period	$ 9.06	$ 9.58	$ 9.33	$ 7.89	$ 8.74	$ 9.35
Total Return B, C, D	(.61)%	10.29%	27.11%	(2.47)%	1.63%	2.27%
Ratios to Average Net Assets F
Expenses before expense reductions	1.20% A	1.19%	1.19%	1.24%	1.39%	1.83%
Expenses net of voluntary waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10% A	1.10%	1.10%	1.10%	1.09%	1.08%
Net investment income	6.57% A	7.11%	8.16%	8.32% G	8.40%	9.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,646	$ 91,707	$ 81,735	$ 35,751	$ 16,814	$ 8,936
Portfolio turnover rate	108% A	126%	129%	105%	139%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 9.32	$ 7.88	$ 8.74	$ 9.34	$ 9.92
Income from Investment Operations
Net investment income E	.278	.606	.658	.641 G	.692	.830
Net realized and unrealized gain (loss)	(.357)	.256	1.361	(.904) G	(.601)	(.663)
Total from investment operations	(.079)	.862	2.019	(.263)	.091	.167
Distributions from net investment income	(.302)	(.613)	(.579)	(.597)	(.691)	(.747)
Distributions from net realized gain	(.140)	-	-	-	-	-
Total distributions	(.442)	(.613)	(.579)	(.597)	(.691)	(.747)
Redemption fees added to paid in capital E	.001	.001	-	-	-	-
Net asset value, end of period	$ 9.05	$ 9.57	$ 9.32	$ 7.88	$ 8.74	$ 9.34
Total Return B, C, D	(.93)%	9.58%	26.32%	(3.23)%	1.08%	1.50%
Ratios to Average Net Assets F
Expenses before expense reductions	1.82% A	1.80%	1.80%	1.83%	1.94%	2.47%
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.75%	1.73%
Net investment income	5.92% A	6.46%	7.51%	7.67% G	7.74%	8.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,604	$ 79,997	$ 70,661	$ 32,854	$ 19,694	$ 10,054
Portfolio turnover rate	108% A	126%	129%	105%	139%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 9.32	$ 7.88	$ 8.74	$ 9.35	$ 9.91
Income from Investment Operations
Net investment income E	.274	.597	.651	.635 G	.684	.819
Net realized and unrealized gain (loss)	(.358)	.256	1.359	(.906) G	(.612)	(.643)
Total from investment operations	(.084)	.853	2.010	(.271)	.072	.176
Distributions from net investment income	(.297)	(.604)	(.570)	(.589)	(.682)	(.736)
Distributions from net realized gain	(.140)	-	-	-	-	-
Total distributions	(.437)	(.604)	(.570)	(.589)	(.682)	(.736)
Redemption fees added to paid in capital E	.001	.001	-	-	-	-
Net asset value, end of period	$ 9.05	$ 9.57	$ 9.32	$ 7.88	$ 8.74	$ 9.35
Total Return B, C, D	(.98)%	9.47%	26.19%	(3.32)%	.86%	1.60%
Ratios to Average Net Assets F
Expenses before expense reductions	1.89% A	1.87%	1.88%	1.90%	2.03%	2.60%
Expenses net of voluntary waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.85% A	1.85%	1.85%	1.85%	1.84%	1.83%
Net investment income	5.82% A	6.36%	7.41%	7.57% G	7.65%	8.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,514	$ 64,187	$ 59,655	$ 20,719	$ 14,218	$ 6,563
Portfolio turnover rate	108% A	126%	129%	105%	139%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.60	$ 9.34	$ 7.90	$ 8.75	$ 9.35	$ 9.92
Income from Investment Operations
Net investment income D	.322	.690	.739	.709 F	.772	.910
Net realized and unrealized gain (loss)	(.369)	.267	1.359	(.886) F	(.599)	(.638)
Total from investment operations	(.047)	.957	2.098	(.177)	.173	.272
Distributions from net investment income	(.344)	(.698)	(.658)	(.673)	(.773)	(.842)
Distributions from net realized gain	(.140)	-	-	-	-	-
Total distributions	(.484)	(.698)	(.658)	(.670)	(.773)	(.842)
Redemption fees added to paid in capital D	.001	.001	-	-	-	-
Net asset value, end of period	$ 9.07	$ 9.60	$ 9.34	$ 7.90	$ 8.75	$ 9.35
Total Return B, C	(.59)%	10.66%	27.38%	(2.23)%	2.00%	2.57%
Ratios to Average Net Assets E
Expenses before expense reductions	.92% A	.90%	.96%	.96%	1.04%	1.62%
Expenses net of voluntary waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.84%	.83%
Net investment income	6.82% A	7.36%	8.41%	8.57% F	8.65%	9.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 149,150	$ 171,625	$ 108,885	$ 48,379	$ 11,381	$ 4,910
Portfolio turnover rate	108% A	126%	129%	105%	139%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,367,653
Unrealized depreciation	(12,700,346)
Net unrealized appreciation (depreciation)	$ (3,332,693)
Cost for federal income tax purposes	$ 470,153,043

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $248,647,032 and $295,393,222, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 75,268	$ 656
Class T	0%	.25%	115,441	1,495
Class B	.65%	.25%	345,068	250,170
Class C	.75%	.25%	323,117	68,457
			$ 858,894	$ 320,778

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26,101
Class T	9,124
Class B*	89,433
Class C*	4,902
$ 129,560

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 97,627	.20 *
Class T	121,041	.26 *
Class B	87,733	.23 *
Class C	63,054	.20 *
Institutional Class	183,253	.23 *
	$ 552,708

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $202,036 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.00%	$ 16,466
Class T	1.10%	47,167
Class B	1.75%	28,442
Class C	1.85%	13,260
Institutional Class	.85%	54,058
		$ 159,393

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $7,588.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 3,558,015	$ 5,663,641
Class T	3,249,282	6,014,640
Class B	2,448,720	4,921,925
Class C	2,033,579	3,962,307
Institutional Class	5,768,162	10,227,655
Total	$ 17,057,758	$ 30,790,168
From net realized gain
Class A	$ 1,410,900	$ -
Class T	1,360,690	-
Class B	1,136,583	-
Class C	958,694	-
Institutional Class	2,402,480	-
Total	$ 7,269,347	$ -

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	2,428,748	5,417,201	$ 23,059,097	$ 51,022,256
Reinvestment of distributions	419,133	486,820	3,970,569	4,582,849
Shares redeemed	(1,519,549)	(2,607,162)	(14,391,460)	(24,494,194)
Net increase (decrease)	1,328,332	3,296,859	$ 12,638,206	$ 31,110,911
Class T
Shares sold	1,157,913	4,611,164	$ 11,017,499	$ 43,541,073
Reinvestment of distributions	409,659	525,473	3,880,285	4,943,576
Shares redeemed	(1,794,944)	(4,324,548)	(16,874,799)	(40,418,876)
Net increase (decrease)	(227,372)	812,089	$ (1,977,015)	$ 8,065,773
Class B
Shares sold	774,669	2,799,122	$ 7,354,190	$ 26,296,874
Reinvestment of distributions	223,674	296,344	2,118,295	2,786,337
Shares redeemed	(1,553,502)	(2,317,900)	(14,723,173)	(21,681,224)
Net increase (decrease)	(555,159)	777,566	$ (5,250,688)	$ 7,401,987
Class C
Shares sold	1,048,407	2,817,895	$ 9,983,880	$ 26,513,128
Reinvestment of distributions	200,272	256,308	1,897,285	2,410,928
Shares redeemed	(1,598,750)	(2,767,614)	(15,033,275)	(25,939,067)
Net increase (decrease)	(350,071)	306,589	$ (3,152,110)	$ 2,984,989
Institutional Class
Shares sold	4,318,016	8,400,882	$ 40,922,158	$ 79,116,765
Reinvestment of distributions	751,039	879,823	7,123,400	8,286,911
Shares redeemed	(6,515,114)	(3,048,025)	(62,031,828)	(28,650,293)
Net increase (decrease)	(1,446,059)	6,232,680	$ (13,986,270)	$ 58,753,383

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AHII-USAN-0605
1.784885.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Intermediate Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,001.40	$ 4.12**
HypotheticalA	$ 1,000.00	$ 1,020.68	$ 4.16**
Class T
Actual	$ 1,000.00	$ 1,000.90	$ 4.66**
HypotheticalA	$ 1,000.00	$ 1,020.13	$ 4.71**
Class B
Actual	$ 1,000.00	$ 997.50	$ 8.02**
HypotheticalA	$ 1,000.00	$ 1,016.76	$ 8.10**
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 998.10	$ 8.37**
HypotheticalA	$ 1,000.00	$ 1,016.41	$ 8.45**
Institutional Class
Actual	$ 1,000.00	$ 1,002.30	$ 3.23**
HypotheticalA	$ 1,000.00	$ 1,021.57	$ 3.26**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.83%**
Class T	.94%**
Class B	1.62%**
Class C	1.69%**
Institutional Class	.65%**

** If contractual expense reductions, effective June 1, 2005, had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid

Class A	.77%
Actual		$ 3.82
HypotheticalA		$ 3.86
Class T	.87%
Actual		$ 4.32
HypotheticalA		$ 4.36
Class B	1.58%
Actual		$ 7.83
HypotheticalA		$ 7.90
Class C	1.64%
Actual		$ 8.13
HypotheticalA		$ 8.20
Institutional Class	.58%
Actual		$ 2.88
HypotheticalA		$ 2.91

A 5% return per year before expenses

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
U.S. Government and U.S. Government Agency Obligations 38.7%	U.S. Government and U.S. Government Agency Obligations 26.9%
AAA 15.0%	AAA 13.9%
AA 4.9%	AA 4.6%
A 15.3%	A 20.8%
BBB 17.1%	BBB 25.2%
BB and Below 0.8%	BB and Below 1.0%
Not Rated 0.5%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 7.7%	Short-Term Investments and Net Other Assets 6.3%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Average Years to Maturity as of April 30, 2005
6 months ago
Years	4.5	4.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2005
6 months ago
Years	3.3	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Corporate Bonds 23.8%		Corporate Bonds 37.1%
	U.S. Government and U.S. Government Agency Obligations 38.7%		U.S. Government and U.S. Government Agency Obligations 26.9%
	Asset-Backed Securities 13.0%		Asset-Backed Securities 12.1%
	CMOs and Other Mortgage Related Securities 15.3%		CMOs and Other Mortgage Related Securities 16.3%
	Other Investments 1.5%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets 7.7%		Short-Term Investments and Net Other Assets 6.3%
* Foreign investments	7.5%	** Foreign investments	10.7%
* Futures and Swaps	9.3%	** Futures and Swaps	10.8%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.2%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.75% 6/15/05	$ 2,100,000	$ 2,108,207
Automobiles - 0.2%
General Motors Corp. 8.25% 7/15/23	4,535,000	3,469,697
Media - 0.9%
AOL Time Warner, Inc. 6.125% 4/15/06	2,400,000	2,448,943
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,000,000	2,090,784
Cox Communications, Inc. 7.125% 10/1/12	1,235,000	1,372,274
Hearst-Argyle Television, Inc. 7% 11/15/07	1,000,000	1,063,373
Liberty Media Corp. 8.25% 2/1/30	1,665,000	1,700,340
News America Holdings, Inc. 7.375% 10/17/08	2,000,000	2,171,898
News America, Inc. 4.75% 3/15/10	2,000,000	2,009,832
		12,857,444
TOTAL CONSUMER DISCRETIONARY		18,435,348
CONSUMER STAPLES - 0.6%
Food Products - 0.2%
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (b)	1,675,000	1,641,145
5.125% 10/1/13 (b)	1,055,000	1,062,473
		2,703,618
Tobacco - 0.4%
Philip Morris Companies, Inc. 7.65% 7/1/08	4,635,000	5,068,271
TOTAL CONSUMER STAPLES		7,771,889
ENERGY - 2.0%
Energy Equipment & Services - 0.5%
Cooper Cameron Corp. 2.65% 4/15/07	1,555,000	1,504,755
Petronas Capital Ltd. 7% 5/22/12 (b)	4,495,000	5,050,991
		6,555,746
Oil & Gas - 1.5%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	1,965,000	1,966,662
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,040,000	1,099,429
Enterprise Products Operating LP:
4.625% 10/15/09	1,290,000	1,269,880
5.6% 10/15/14	380,000	382,201
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	$ 2,100,000	$ 2,086,684
5.35% 8/15/07	1,070,000	1,086,834
Nexen, Inc.:
5.05% 11/20/13	1,485,000	1,479,260
5.2% 3/10/15	1,185,000	1,172,959
Pemex Project Funding Master Trust:
6.125% 8/15/08	1,000,000	1,027,500
7.375% 12/15/14	3,000,000	3,259,500
7.875% 2/1/09 (e)	3,000,000	3,255,000
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	2,100,000	2,446,931
Williams Companies, Inc. 7.125% 9/1/11	995,000	1,037,288
		21,570,128
TOTAL ENERGY		28,125,874
FINANCIALS - 11.4%
Capital Markets - 1.5%
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	1,300,000	1,257,655
4.25% 9/4/12 (e)	1,510,000	1,504,091
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	1,925,000	1,939,980
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,000,000	3,042,168
6.6% 1/15/12	3,000,000	3,297,933
Legg Mason, Inc. 6.75% 7/2/08	4,235,000	4,551,240
Lehman Brothers Holdings, Inc. 7% 2/1/08	2,400,000	2,573,069
Merrill Lynch & Co., Inc. 4.25% 2/8/10	2,740,000	2,702,528
		20,868,664
Commercial Banks - 1.3%
Bank of America Corp.:
6.25% 4/15/12	840,000	918,043
7.125% 9/15/06	2,000,000	2,085,340
FleetBoston Financial Corp. 3.85% 2/15/08	1,000,000	990,075
Korea Development Bank:
3.875% 3/2/09	3,850,000	3,749,434
4.75% 7/20/09	1,300,000	1,307,006
Mellon Bank NA, Pittsburgh 7.375% 5/15/07	1,800,000	1,909,089
U.S. Bank NA, Minnesota 5.7% 12/15/08	2,000,000	2,088,816
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA 4.875% 2/1/15	$ 2,600,000	$ 2,591,628
Wachovia Corp. 4.875% 2/15/14	1,970,000	1,967,768
		17,607,199
Consumer Finance - 2.5%
American General Finance Corp. 4% 3/15/11	3,020,000	2,894,096
Capital One Bank 6.5% 6/13/13	2,315,000	2,504,156
Ford Motor Credit Co. 7% 10/1/13	11,490,000	10,340,713
General Motors Acceptance Corp. 6.875% 9/15/11	4,345,000	3,806,737
Household Finance Corp. 4.125% 11/16/09	7,705,000	7,561,887
Household International, Inc. 8.875% 2/15/08	2,550,000	2,644,376
MBNA America Bank NA 4.625% 8/3/09	4,000,000	3,986,704
MBNA Corp. 6.25% 1/17/07	1,155,000	1,191,183
		34,929,852
Diversified Financial Services - 1.5%
Alliance Capital Management LP 5.625% 8/15/06	1,495,000	1,520,497
CIT Group, Inc. 3.875% 11/3/08	530,000	520,005
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (b)	705,000	755,807
Hutchison Whampoa International 03/33 Ltd. 6.25% 1/24/14 (b)	3,625,000	3,825,633
International Lease Finance Corp. 4.375% 11/1/09	2,000,000	1,983,608
J.P. Morgan Chase & Co.:
4.875% 3/15/14	2,190,000	2,173,553
5.75% 1/2/13	7,500,000	7,927,515
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	2,425,000	2,576,526
		21,283,144
Insurance - 0.7%
Aegon NV 4.75% 6/1/13	3,400,000	3,354,872
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	1,480,000	1,598,954
St. Paul Travelers Companies, Inc. 6.38% 12/15/08	2,200,000	2,343,757
St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,750,000	2,013,029
		9,310,612
Real Estate - 3.2%
AMB Property LP 7.2% 12/15/05	2,000,000	2,040,418
Arden Realty LP:
5.2% 9/1/11	1,200,000	1,206,682
7% 11/15/07	3,460,000	3,685,710
AvalonBay Communities, Inc. 5% 8/1/07	1,380,000	1,396,009
Boston Properties, Inc. 6.25% 1/15/13	2,830,000	3,040,654
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Brandywine Operating Partnership LP 4.5% 11/1/09	$ 3,310,000	$ 3,242,099
BRE Properties, Inc. 5.95% 3/15/07	875,000	900,897
Camden Property Trust:
4.375% 1/15/10	1,450,000	1,419,795
5.875% 11/30/12	1,700,000	1,767,432
CarrAmerica Realty Corp. 5.25% 11/30/07	1,940,000	1,966,107
Colonial Properties Trust 4.75% 2/1/10	1,390,000	1,370,293
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,325,000	2,279,681
5.25% 4/15/11	4,660,000	4,685,346
EOP Operating LP:
4.65% 10/1/10	6,440,000	6,343,593
4.75% 3/15/14	1,070,000	1,027,351
Gables Realty LP 5.75% 7/15/07	5,245,000	5,390,984
Healthcare Realty Trust, Inc. 5.125% 4/1/14	1,970,000	1,912,194
		43,675,245
Thrifts & Mortgage Finance - 0.7%
Abbey National PLC 6.69% 10/17/05	1,020,000	1,034,640
Countrywide Home Loans, Inc.:
4% 3/22/11	1,890,000	1,809,970
6.935% 7/16/07	2,450,000	2,580,855
Independence Community Bank Corp. 3.75% 4/1/14 (e)	1,240,000	1,186,137
Washington Mutual, Inc.:
4.375% 1/15/08	1,665,000	1,665,425
4.625% 4/1/14	1,580,000	1,521,259
		9,798,286
TOTAL FINANCIALS		157,473,002
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (b)	1,515,000	1,302,900
7.45% 5/1/34 (b)	60,000	49,200
		1,352,100
Airlines - 0.5%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	239,326	242,392
6.978% 10/1/12	568,945	580,740
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass thru trust certificates: - continued
7.024% 4/15/11	$ 1,370,000	$ 1,398,641
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	2,020,000	1,863,680
7.92% 5/18/12	4,845,000	2,131,800
		6,217,253
Road & Rail - 0.3%
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	2,700,000	2,942,422
Norfolk Southern Corp. 5.257% 9/17/14	1,731,000	1,781,826
		4,724,248
TOTAL INDUSTRIALS		12,293,601
INFORMATION TECHNOLOGY - 0.3%
Computers & Peripherals - 0.3%
Hewlett-Packard Co. 7.15% 6/15/05	2,400,000	2,410,637
NCR Corp. 7.125% 6/15/09	2,270,000	2,464,752
		4,875,389
MATERIALS - 0.4%
Metals & Mining - 0.4%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	5,580,000	6,075,710
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.3%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,100,000	1,168,255
AT&T Broadband Corp. 8.375% 3/15/13	3,000,000	3,642,039
BellSouth Corp. 5.2% 9/15/14	3,710,000	3,758,341
British Telecommunications PLC:
8.375% 12/15/10	2,835,000	3,325,937
8.875% 12/15/30	775,000	1,058,296
Deutsche Telekom International Finance BV 8.5% 6/15/10	4,165,000	4,830,367
France Telecom SA 8% 3/1/11 (a)	1,860,000	2,143,546
Koninklijke KPN NV yankee 8% 10/1/10	2,940,000	3,386,909
SBC Communications, Inc. 4.125% 9/15/09	7,000,000	6,884,213
Sprint Capital Corp. 8.375% 3/15/12	2,050,000	2,427,606
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital:
4% 11/15/08	$ 3,000,000	$ 2,936,565
4% 1/15/10 (b)	1,940,000	1,874,046
4.95% 9/30/14 (b)	1,780,000	1,733,848
Telefonos de Mexico SA de CV 4.75% 1/27/10 (b)	2,425,000	2,373,609
TELUS Corp. yankee 7.5% 6/1/07	1,310,000	1,391,021
Verizon Global Funding Corp. 7.25% 12/1/10	1,697,000	1,905,577
		44,840,175
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 4.125% 3/1/09	1,310,000	1,267,367
AT&T Wireless Services, Inc. 7.875% 3/1/11	2,820,000	3,244,551
		4,511,918
TOTAL TELECOMMUNICATION SERVICES		49,352,093
UTILITIES - 2.7%
Electric Utilities - 1.9%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,265,000	2,336,015
DTE Energy Co. 7.05% 6/1/11	1,608,000	1,791,873
Duke Capital LLC 6.25% 2/15/13	3,250,000	3,484,679
Exelon Corp. 6.75% 5/1/11	970,000	1,064,678
Exelon Generation Co. LLC 5.35% 1/15/14	3,000,000	3,072,453
FirstEnergy Corp.:
5.5% 11/15/06	1,500,000	1,527,746
6.45% 11/15/11	1,480,000	1,589,511
Monongahela Power Co. 5% 10/1/06	1,370,000	1,380,363
Niagara Mohawk Power Corp. 8.875% 5/15/07	400,000	435,896
Oncor Electric Delivery Co.:
5% 9/1/07	2,000,000	2,022,244
6.375% 5/1/12	1,155,000	1,256,034
Progress Energy, Inc. 7.1% 3/1/11	1,800,000	1,971,410
PSI Energy, Inc. 6.65% 6/15/06	3,775,000	3,882,799
		25,815,701
Gas Utilities - 0.2%
NiSource Finance Corp. 7.875% 11/15/10	1,210,000	1,397,179
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,010,000	1,143,267
		2,540,446
Multi-Utilities & Unregulated Power - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	2,017,000	2,262,213
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Dominion Resources, Inc. 6.25% 6/30/12	$ 1,795,000	$ 1,939,302
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	4,135,000	4,355,710
		8,557,225
TOTAL UTILITIES		36,913,372
TOTAL NONCONVERTIBLE BONDS (Cost $321,920,354)		321,316,278
U.S. Government and Government Agency Obligations - 30.8%

U.S. Government Agency Obligations - 11.8%
Fannie Mae:
3.25% 1/15/08	5,532,000	5,425,122
3.25% 2/15/09	28,000,000	27,139,560
4.375% 7/17/13	4,850,000	4,731,752
5.5% 3/15/11	19,700,000	20,844,314
6% 5/15/11	17,655,000	19,154,421
6.25% 2/1/11	735,000	795,049
Federal Home Loan Bank 3.75% 9/28/06	375,000	374,232
Freddie Mac:
5.25% 11/5/12	1,405,000	1,414,116
5.75% 1/15/12	25,460,000	27,423,806
5.875% 3/21/11	2,655,000	2,832,322
6.625% 9/15/09	48,400,000	53,084,249
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		163,218,943
U.S. Treasury Inflation Protected Obligations - 5.0%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	28,342,720	27,951,904
2% 1/15/14	39,645,106	41,153,280
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		69,105,184
U.S. Treasury Obligations - 14.0%
U.S. Treasury Bonds 6.25% 5/15/30	970,000	1,207,688
U.S. Treasury Notes:
2.375% 8/15/06	2,246,000	2,214,327
3.125% 1/31/07	50,200,000	49,784,294
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.375% 10/15/09	$ 51,000,000	$ 49,976,022
4.25% 8/15/13	10,902,000	10,989,728
4.75% 5/15/14	76,560,000	79,807,825
TOTAL U.S. TREASURY OBLIGATIONS		193,979,884
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $427,894,942)		426,304,011
U.S. Government Agency - Mortgage Securities - 5.5%

Fannie Mae - 4.8%
3.75% 9/1/33 (e)	1,307,391	1,294,946
3.793% 6/1/34 (e)	1,030,561	1,012,987
3.83% 1/1/35 (e)	264,789	263,905
3.84% 1/1/35 (e)	700,842	697,801
3.87% 1/1/35 (e)	415,519	414,360
3.878% 11/1/34 (e)	1,573,135	1,571,674
3.913% 12/1/34 (e)	217,250	216,741
3.98% 1/1/35 (e)	332,401	331,606
3.987% 12/1/34 (e)	306,321	305,180
4% 1/1/35 (e)	212,008	211,451
4.017% 12/1/34 (e)	1,676,658	1,680,323
4.023% 2/1/35 (e)	221,331	221,056
4.029% 1/1/35 (e)	119,974	120,433
4.052% 2/1/35 (e)	217,604	217,453
4.118% 1/1/35 (e)	470,717	470,978
4.118% 2/1/35 (e)	147,180	147,722
4.12% 2/1/35 (e)	417,405	417,828
4.128% 2/1/35 (e)	853,963	854,597
4.144% 1/1/35 (e)	636,482	636,859
4.145% 2/1/35 (e)	541,210	542,042
4.151% 1/1/35 (e)	789,134	790,012
4.162% 2/1/35 (e)	414,805	416,281
4.197% 1/1/35 (e)	393,750	394,856
4.2% 1/1/35 (e)	937,704	946,636
4.202% 1/1/35 (e)	481,918	480,547
4.23% 11/1/34 (e)	137,201	137,573
4.25% 2/1/35 (e)	247,265	246,111
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.269% 10/1/34 (e)	$ 662,659	$ 668,109
4.305% 8/1/33 (e)	545,625	551,223
4.305% 7/1/34 (e)	232,116	233,829
4.318% 3/1/33 (e)	116,470	115,851
4.349% 2/1/35 (e)	171,662	171,508
4.351% 1/1/35 (e)	245,878	245,572
4.368% 2/1/34 (e)	616,977	617,976
4.4% 2/1/35 (e)	371,069	370,141
4.437% 11/1/34 (e)	3,962,539	4,005,234
4.455% 3/1/35 (e)	324,978	325,143
4.484% 10/1/34 (e)	1,450,550	1,466,944
4.493% 8/1/34 (e)	857,824	863,051
4.499% 3/1/35 (e)	724,570	724,803
4.5% 8/1/33 to 3/1/35	1,758,807	1,700,500
4.53% 3/1/35 (e)	672,479	674,581
4.572% 2/1/35 (e)	1,756,153	1,772,121
4.587% 2/1/35 (e)	2,148,743	2,156,469
4.625% 2/1/35 (e)	740,034	744,139
4.67% 11/1/34 (e)	882,587	889,153
4.694% 11/1/34 (e)	870,756	877,095
4.725% 3/1/35 (e)	2,264,023	2,293,989
4.742% 3/1/35 (e)	423,452	427,323
4.748% 7/1/34 (e)	785,028	786,186
5.5% 9/1/10 to 12/1/14	4,724,191	4,846,341
6% 5/1/16 to 4/1/17	1,705,493	1,768,277
6.5% 12/1/13 to 1/1/34	12,849,047	13,395,125
6.5% 5/1/35 (c)	2,360,481	2,454,900
7% 11/1/11 to 6/1/33	4,473,773	4,727,094
7% 5/1/20 (c)	88,453	93,124
7.5% 8/1/17 to 9/1/28	1,416,301	1,522,470
8.5% 6/1/11 to 9/1/25	193,693	210,554
9.5% 2/1/25	64,798	71,675
10.5% 8/1/20	38,244	43,773
11% 8/1/15	284,634	310,057
12.5% 12/1/13 to 4/1/15	16,045	18,090
TOTAL FANNIE MAE		67,184,378
Freddie Mac - 0.5%
4.232% 1/1/35 (e)	1,288,031	1,289,483
4.314% 12/1/34 (e)	344,819	344,154
4.37% 3/1/35 (e)	500,000	497,148
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
4.401% 2/1/35 (e)	$ 670,742	$ 666,917
4.434% 2/1/35 (e)	841,288	844,837
4.441% 2/1/34 (e)	437,478	435,944
4.444% 3/1/35 (e)	300,000	299,262
4.491% 3/1/35 (e)	925,000	922,688
4.504% 3/1/35 (e)	375,000	374,795
4.564% 2/1/35 (e)	544,423	541,701
8.5% 9/1/24 to 8/1/27	181,493	198,533
10% 4/1/06 to 5/1/09	6,895	7,368
10.5% 5/1/21	40,368	43,478
11% 12/1/11	2,494	2,713
11.5% 10/1/15	7,309	8,123
11.75% 10/1/10	10,913	11,830
TOTAL FREDDIE MAC		6,488,974
Government National Mortgage Association - 0.2%
6.5% 2/15/29	488,444	512,017
7% 2/15/28 to 11/15/28	1,274,711	1,352,995
7.5% 2/15/28 to 10/15/28	14,576	15,669
8% 5/15/06 to 6/15/25	139,968	144,923
8.5% 4/15/17 to 10/15/21	153,096	168,238
11% 7/20/19 to 8/20/19	12,310	13,647
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		2,207,489
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $75,461,544)		75,880,841
Asset-Backed Securities - 7.6%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	955,000	970,176
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	525,000	525,067
Class M2, 4.27% 2/25/34 (e)	600,000	600,248
American Express Credit Account Master Trust:
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	1,430,000	1,436,120
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	5,847,608	5,860,290
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (b)	920,000	922,484
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	$ 300,000	$ 299,986
Class M2, 3.5% 4/25/34 (e)	225,000	224,989
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.3338% 4/15/33 (e)	482,033	482,387
Series 2003-HE7 Class A3, 3.3138% 12/15/33 (e)	1,201,941	1,206,898
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	1,290,000	1,296,195
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	1,840,000	1,862,619
Series 2004-B2 Class B2, 4.37% 4/15/12	3,100,000	3,096,222
Bear Stearns Asset Backed Securities I Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	1,555,000	1,556,840
Class M2, 3.77% 2/25/35 (e)	570,000	571,081
Capital One Master Trust:
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	2,130,000	2,147,306
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	3,015,000	3,033,713
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	875,000	876,027
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	3,535,000	3,566,881
Series 2003-B2 Class B2, 3.5% 2/17/09	1,860,000	1,852,774
Series 2003-B4 Class B4, 3.7538% 7/15/11 (e)	1,680,000	1,709,944
Series 2004-6 Class B, 4.15% 7/16/12	2,560,000	2,531,300
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.92% 10/25/33 (e)	824,992	852,327
Chase Credit Card Master Trust Series 2003-6 Class B, 3.3038% 2/15/11 (e)	2,435,000	2,455,763
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.1538% 5/15/09 (e)	1,020,000	1,019,801
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	3,500,000	3,506,025
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	1,330,000	1,361,290
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	1,275,000	1,277,731
Series 2004-3 Class M1, 3.52% 6/25/34 (e)	350,000	350,326
Discover Card Master Trust I Series 2001-6 Class A, 5.75% 12/15/08	8,000,000	8,174,268
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	300,000	303,028
Class M2, 4.77% 11/25/33 (e)	200,000	205,989
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	100,000	100,394
Class M4, 3.92% 3/25/34 (e)	75,000	75,789
Class M6, 4.27% 3/25/34 (e)	100,000	100,948
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 3.57% 1/25/34 (e)	$ 1,100,000	$ 1,099,947
Class M2, 4.17% 1/25/34 (e)	1,275,000	1,274,938
Series 2005-A:
Class M1, 3.45% 1/25/35 (e)	375,000	375,436
Class M2, 3.48% 1/25/35 (e)	550,000	550,826
Class M3, 3.51% 1/25/35 (e)	300,000	300,555
Class M4, 3.7% 1/25/35 (e)	225,000	225,833
Class M5, 3.72% 1/25/35 (e)	225,000	225,912
Class M6, 3.8% 1/25/35 (e)	250,000	250,544
GSAMP Trust Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	750,000	749,964
Class M2, 4.12% 1/25/34 (e)	400,000	399,980
Class M3, 4.32% 1/25/34 (e)	400,000	399,980
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	120,770	121,268
Class M1, 3.9% 8/25/33 (e)	765,000	775,216
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	1,045,000	1,054,872
Class M2, 4.92% 10/25/33 (e)	1,240,000	1,257,086
Series 2004-3:
Class M2, 4.22% 8/25/34 (e)	535,000	534,974
Class M3, 4.47% 8/25/34 (e)	225,000	224,989
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (b)	31,168	31,168
Series 2003-5N Class A, 7.5% 1/27/34 (b)	12,434	12,465
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 3.77% 7/25/33 (e)	2,460,000	2,482,900
Class M2, 4.87% 7/25/33 (e)	1,260,000	1,288,863
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	350,000	352,573
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,685,000	1,693,820
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	2,530,000	2,550,568
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	500,000	499,976
Class M2, 3.57% 7/25/34 (e)	100,000	99,995
Class M3, 3.97% 7/25/34 (e)	200,000	199,990
Class M4, 4.12% 7/25/34 (e)	125,000	124,994
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.12% 12/27/32 (e)	460,000	466,032
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	1,450,000	1,467,888
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 665,000	$ 670,450
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.02% 1/25/32 (e)	1,318,275	1,325,832
Series 2002-NC1 Class M1, 3.82% 2/25/32 (b)(e)	706,794	711,961
Series 2002-NC3 Class M1, 3.74% 8/25/32 (e)	375,000	378,743
Series 2003-NC2 Class M2, 5.02% 2/25/33 (e)	710,000	724,047
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	1,960,000	1,029,980
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	950,000	264,107
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.45% 1/25/33 (e)	298,110	298,351
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	8,154,153	8,077,518
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	350,000	350,279
Class M4, 3.995% 6/25/34 (e)	585,000	587,257
Sears Credit Account Master Trust II Series 2002-4 Class A, 3.0838% 8/18/09 (e)	2,700,000	2,700,902
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.44% 6/15/33 (e)	1,190,000	1,220,159
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	2,320,000	2,321,812
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	3,815,000	3,795,508
West Penn Funding LLC Series 1999-A Class A3, 6.81% 9/25/08	2,218,303	2,263,429
WFS Financial Owner Trust Series 2005-1 Class D, 4.09% 8/15/12	875,000	869,718
TOTAL ASSET-BACKED SECURITIES (Cost $104,486,323)		105,096,831
Collateralized Mortgage Obligations - 5.4%

Private Sponsor - 4.5%
Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6A2, 3.3% 6/25/35 (e)	804,991	805,872
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3605% 12/25/33 (e)	472,035	470,767
Class 2A1, 4.1884% 12/25/33 (e)	1,522,623	1,511,752
Series 2003-L Class 2A1, 3.9998% 1/25/34 (e)	2,860,945	2,831,402
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-B:
Class 1A1, 3.4341% 3/25/34 (e)	$ 1,036,342	$ 1,028,569
Class 2A2, 4.1388% 3/25/34 (e)	1,092,104	1,073,629
Series 2004-C Class 1A1, 3.3922% 4/25/34 (e)	1,812,292	1,795,347
Series 2004-D:
Class 1A1, 3.5665% 5/25/34 (e)	2,223,903	2,207,220
Class 2A2, 4.2174% 5/25/34 (e)	2,768,967	2,744,295
Series 2004-G Class 2A7, 4.6143% 8/25/34 (e)	2,248,836	2,262,543
Series 2004-H Class 2A1, 4.5236% 9/25/34 (e)	2,442,676	2,434,173
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	684,196	684,886
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	1,124,653	1,125,789
Granite Mortgages PLC floater Series 2004-2 Class 1C, 3.75% 6/20/44 (e)	1,020,000	1,022,630
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3267% 5/25/17 (e)	2,108,365	2,147,450
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2544% 8/25/17 (e)	1,775,994	1,834,021
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (e)(g)	12,177,381	163,293
Series 2003-G Class XA1, 1% 1/25/29 (g)	10,756,752	151,899
Series 2003-H Class XA1, 1% 1/25/29 (b)(g)	9,378,230	134,441
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,828,735	2,900,134
Series 2004-SL2 Class A1, 6.5% 10/25/16	394,402	403,324
Series 2004-SL3 Class A1, 7% 8/25/16	4,555,751	4,710,575
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 4.32% 7/10/35 (b)(e)	2,328,130	2,371,782
Class B4, 4.52% 7/10/35 (b)(e)	1,746,097	1,776,654
Class B5, 5.12% 7/10/35 (b)(e)	1,649,092	1,686,196
Class B6, 5.62% 7/10/35 (b)(e)	776,043	793,504
Series 2003-CB1:
Class B3, 4.22% 6/10/35 (b)(e)	813,953	829,215
Class B4, 4.42% 6/10/35 (b)(e)	726,744	739,462
Class B5, 5.02% 6/10/35 (b)(e)	494,186	505,305
Class B6, 5.52% 6/10/35 (b)(e)	295,542	302,192
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2004-B:
Class B4, 3.87% 2/10/36 (b)(e)	$ 296,024	$ 299,354
Class B5, 4.32% 2/10/36 (b)(e)	296,024	300,464
Class B6, 4.77% 2/10/36 (b)(e)	98,675	100,525
Series 2004-C:
Class B4, 3.72% 9/10/36 (e)	396,879	400,848
Class B5, 4.12% 9/10/36 (e)	496,099	501,680
Class B6, 4.52% 9/10/36 (e)	99,220	100,708
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	1,229,078	1,233,442
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(g)	39,661,901	339,478
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 3.45% 9/20/34 (e)	2,116,571	2,117,654
WAMU Mortgage pass thru certificates:
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	812,810	816,742
Series 2003-AR12 Class A5, 4.043% 2/25/34	5,000,000	4,924,696
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	335,888	349,765
Series 2004-RA2 Class 2A, 7% 7/25/33	576,688	592,898
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4545% 9/25/34 (e)	2,570,700	2,565,969
Series 2005-AR4 Class 2A2, 4.543% 4/25/35 (e)	2,766,727	2,757,689
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (e)	1,610,000	1,608,302
TOTAL PRIVATE SPONSOR		62,458,535
U.S. Government Agency - 0.9%
Fannie Mae planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	158,945	158,632
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2702 Class WB, 5% 4/15/17	2,480,000	2,511,531
sequential pay Series 2473 Class VK, 6.5% 10/15/18	9,558,043	9,662,631
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (e)	$ 370,000	$ 387,736
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-45 Class GC, 6.5% 10/20/30	475,202	477,447
TOTAL U.S. GOVERNMENT AGENCY		13,197,977
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $76,423,295)		75,656,512
Commercial Mortgage Securities - 8.4%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	667,182	679,687
Series 1997-D5 Class PS1, 1.7259% 2/14/43 (e)(g)	17,615,516	925,997
Banc of America Commercial Mortgage, Inc. Series 2002-2 Class XP, 1.7839% 7/11/43 (b)(e)(g)	11,789,538	761,074
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class C, 3.4238% 11/15/15 (b)(e)	265,000	266,193
Class D, 3.5038% 11/15/15 (b)(e)	410,000	412,385
Class F, 3.8538% 11/15/15 (b)(e)	295,000	297,122
Class H, 4.3538% 11/15/15 (b)(e)	265,000	266,924
Class J, 4.9038% 11/15/15 (b)(e)	275,000	277,159
Class K, 5.5538% 11/15/15 (b)(e)	245,000	247,046
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	1,659,786	1,658,619
Class B, 4.92% 4/25/34 (b)(e)	174,714	175,806
Class M1, 3.58% 4/25/34 (b)(e)	174,714	175,096
Class M2, 4.22% 4/25/34 (b)(e)	87,357	87,944
Series 2004-2 Class A, 3.45% 8/25/34 (b)(e)	1,517,760	1,522,325
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	1,662,232	1,665,318
Class A2, 3.44% 1/25/35 (b)(e)	244,446	244,900
Class M1, 3.52% 1/25/35 (b)(e)	293,335	293,660
Class M2, 4.02% 1/25/35 (b)(e)	195,557	196,160
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 3.23% 4/14/15 (b)(e)	$ 589,264	$ 589,251
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	1,505,000	1,508,296
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (b)	770,000	778,264
Series 2003-T12 Class X2, 0.7956% 8/13/39 (b)(e)(g)	6,510,351	175,776
Series 2004-ESA:
Class B, 4.888% 5/14/16 (b)	1,410,000	1,427,642
Class C, 4.937% 5/14/16 (b)	880,000	892,279
Class D, 4.986% 5/14/16 (b)	320,000	324,577
Class E, 5.064% 5/14/16 (b)	995,000	1,009,914
Class F, 5.182% 5/14/16 (b)	240,000	243,766
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6174% 5/15/35 (b)(e)(g)	23,688,242	1,345,686
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 5.8567% 2/12/16 (b)(e)	980,000	1,064,749
COMM floater Series 2002-FL7:
Class A2, 3.3038% 11/15/14 (b)(e)	322,789	322,917
Class D, 3.5238% 11/15/14 (b)(e)	600,000	600,822
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A1, 7.285% 11/17/32	1,806,628	1,894,309
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 3.3538% 9/15/14 (b)(e)	440,000	440,229
Class D, 3.5938% 9/15/14 (b)(e)	135,000	135,052
Class E, 3.6538% 9/15/14 (b)(e)	185,000	185,172
Class F, 3.7538% 9/15/14 (b)(e)	145,000	145,154
Class G, 3.9338% 9/15/14 (b)(e)	330,000	330,395
Class H, 4.0338% 9/15/14 (b)(e)	355,000	355,425
Class J, 4.5538% 9/15/14 (b)(e)	120,000	120,143
Class K, 4.9538% 9/15/14 (b)(e)	190,000	190,226
Class L, 5.1538% 9/15/14 (b)(e)	155,000	154,975
CS First Boston Mortgage Securities Corp.:
floater Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	365,000	364,979
Class B, 3.7038% 12/15/21 (b)(e)	945,000	944,946
sequential pay:
Series 1997-C2:
Class A2, 6.52% 1/17/35	143,090	145,333
Class A3, 6.55% 1/17/35	1,245,000	1,309,962
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
Series 1998-C1 Class A1B, 6.48% 5/17/40	$ 2,885,000	$ 3,054,272
Series 1999-C1 Class A2, 7.29% 9/15/41	7,550,000	8,293,799
Series 2001-CK3 Class A2, 6.04% 6/15/34	2,050,000	2,082,199
Series 1997-C2 Class D, 7.27% 1/17/35	755,000	818,843
Series 2001-CK6 Class AX, 0.645% 9/15/18 (g)	34,015,187	1,204,634
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	520,000	505,393
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	635,000	681,741
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,500,000	4,717,494
Series 2000-CF1:
Class A1A, 7.45% 6/10/33	1,285,433	1,314,224
Class A1B, 7.62% 6/10/33	1,855,000	2,091,467
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (b)	1,500,000	1,547,870
Series 174 Class C1, 7.52% 5/15/06 (b)	1,000,000	1,033,131
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	460,758	482,853
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5206% 5/15/33 (b)(e)(g)	23,435,393	906,366
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	4,844,005	4,909,791
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,030,000	1,975,458
Series 2003-36 Class C, 4.254% 2/16/31	1,685,000	1,652,966
Series 2003-47 Class C, 4.227% 10/16/27	3,015,000	2,972,309
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,912,758
Series 2003-47 Class XA, 0.2199% 6/16/43 (e)(g)	8,600,086	410,181
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7494% 12/10/41 (e)(g)	13,465,000	428,023
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class XP, 0.8016% 8/10/42 (b)(g)	61,434,000	2,482,179
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	2,895,000	3,194,617
Series 2003-C1 Class A2A, 3.59% 1/10/40	1,560,000	1,537,885
Series 2001-LIBA Class C, 6.733% 2/14/16 (b)	815,000	896,166
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	1,274,085	1,333,361
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (b)	$ 1,332,351	$ 1,433,673
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (b)	530,000	584,866
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1 Class X2, 1.0725% 1/15/38 (b)(e)(g)	4,920,894	214,271
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A1, 7.95% 7/15/09	1,823,130	1,924,046
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (b)	4,000,000	3,747,000
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA Class J, 5% 12/16/14 (b)(e)	1,480,000	1,480,884
Series 2003-LLFA Class K1, 5.5% 12/16/14 (b)(e)	770,000	771,277
Morgan Stanley Capital I, Inc.:
sequential pay Series 1997-HF1 Class A2, 7.27% 7/15/29 (b)	193,301	195,589
Series 2005-IQ9 Class X2, 1.0828% 7/15/56 (b)(e)(g)	16,050,000	882,477
Morgan Stanley Dean Witter Capital I Trust sequential pay Series 2001-PPM Class A2, 6.4% 2/15/31	2,534,586	2,660,848
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	1,386,362	1,457,632
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	950,011	988,723
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	2,500,000	2,635,741
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (b)	3,675,000	3,825,308
Class C4, 6.893% 5/15/16 (b)	8,000,000	8,871,872
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	4,050,000	4,022,116
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $115,773,794)		116,289,957
Foreign Government and Government Agency Obligations - 1.5%

Chilean Republic 7.125% 1/11/12	4,555,000	5,158,993
Israeli State 4.625% 6/15/13	480,000	466,500
Korean Republic 4.875% 9/22/14	1,415,000	1,396,285
United Mexican States:
4.625% 10/8/08	4,030,000	4,001,790
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
United Mexican States: - continued
5.875% 1/15/14	$ 5,370,000	$ 5,423,700
7.5% 1/14/12	3,650,000	4,051,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,680,340)		20,498,768
Fixed-Income Funds - 14.4%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $198,493,858)	1,998,361	198,876,877
Cash Equivalents - 2.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (Cost $35,754,000)	$ 35,762,828	35,754,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,375,888,450)		1,375,674,075
NET OTHER ASSETS - 0.6%		7,948,018
NET ASSETS - 100%		$ 1,383,622,093
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (d)

	March 2010	$ 6,425,000	$ (26,458)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (d)	March 2015	6,425,000	(77,797)
Receive quarterly notional amount multiplied by .47% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	2,500,000	2,025
TOTAL CREDIT DEFAULT SWAP		15,350,000	(102,230)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	14,440,000	(223,813)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	12,300,000	(180,188)
Receive quarterly a fixed rate equal to 3.177% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2006	50,000,000	(444,125)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	6,425,000	52,170
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	6,425,000	119,516
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	5,300,000	143,883
TOTAL INTEREST RATE SWAP		94,890,000	(532,557)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	$ 2,700,000	$ 56,356
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	1,500,000	19,563
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	600,000	6,984
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 37 basis points with Bank of America	June 2005	2,600,000	0
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	2,700,000	24,482
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	5,400,000	(63,532)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	July 2005	2,700,000	2,227
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	May 2005	2,600,000	(16,813)
TOTAL TOTAL RETURN SWAP		20,800,000	29,267
		$ 131,040,000	$ (605,520)
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $113,747,986 or 8.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $35,754,000) (cost $1,375,888,450) - See accompanying schedule		$ 1,375,674,075
Cash		467
Receivable for investments sold		9,182,065
Receivable for fund shares sold		2,252,853
Interest receivable		11,486,219
Prepaid expenses		3,939
Receivable from investment adviser for expense reductions		65,089
Total assets		1,398,664,707

Liabilities
Payable for investments purchased Regular delivery	$ 7,804,914
Delayed delivery	2,546,266
Payable for fund shares redeemed	2,549,142
Distributions payable	294,851
Swap agreements, at value	605,520
Accrued management fee	484,850
Distribution fees payable	301,526
Other affiliated payables	284,513
Other payables and accrued expenses	171,032
Total liabilities		15,042,614

Net Assets		$ 1,383,622,093
Net Assets consist of:
Paid in capital		$ 1,371,632,974
Undistributed net investment income		5,348,226
Accumulated undistributed net realized gain (loss) on investments		7,496,883
Net unrealized appreciation (depreciation) on investments		(855,990)
Net Assets		$ 1,383,622,093

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($193,362,266 ÷ 17,540,323 shares)	$ 11.02

Maximum offering price per share (100/96.25 of $11.02)	$ 11.45
Class T: Net Asset Value and redemption price per share ($666,040,382 ÷ 60,393,732 shares)	$ 11.03

Maximum offering price per share (100/97.25 of $11.03)	$ 11.34
Class B: Net Asset Value and offering price per share ($90,719,115 ÷ 8,236,877 shares)A	$ 11.01

Class C: Net Asset Value and offering price per share ($84,991,811 ÷ 7,722,545 shares)A	$ 11.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($348,508,519 ÷ 31,555,938 shares)	$ 11.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Interest		$ 28,612,366
Security lending		18,121
Total income		28,630,487

Expenses
Management fee	$ 2,878,217
Transfer agent fees	1,413,110
Distribution fees	1,889,778
Accounting and security lending fees	253,198
Independent trustees' compensation	3,381
Custodian fees and expenses	26,630
Registration fees	69,821
Audit	34,965
Legal	2,581
Miscellaneous	136,420
Total expenses before reductions	6,708,101
Expense reductions	(253,993)	6,454,108
Net investment income		22,176,379
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(41,603)
Futures contracts	642,445
Swap agreements	9,686,363
Total net realized gain (loss)		10,287,205
Change in net unrealized appreciation (depreciation) on: Investment securities	(28,783,681)
Futures contracts	(775,947)
Swap agreements	(1,364,989)
Total change in net unrealized appreciation (depreciation)		(30,924,617)
Net gain (loss)		(20,637,412)
Net increase (decrease) in net assets resulting from operations		$ 1,538,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 22,176,379	$ 43,185,408
Net realized gain (loss)	10,287,205	21,665,513
Change in net unrealized appreciation (depreciation)	(30,924,617)	(7,465,222)
Net increase (decrease) in net assets resulting from operations	1,538,967	57,385,699
Distributions to shareholders from net investment income	(21,700,495)	(43,133,805)
Distributions to shareholders from net realized gain	(17,912,091)	(11,494,932)
Total distributions	(39,612,586)	(54,628,737)
Share transactions - net increase (decrease)	74,372,966	42,753,199
Total increase (decrease) in net assets	36,299,347	45,510,161

Net Assets
Beginning of period	1,347,322,746	1,301,812,585
End of period (including undistributed net investment income of $5,348,226 and undistributed net investment income of $4,872,342, respectively)	$ 1,383,622,093	$ 1,347,322,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.32	$ 11.06	$ 11.01	$ 10.30	$ 10.30
Income from Investment Operations
Net investment income E	.188	.385	.420	.521 G	.619	.629
Net realized and unrealized gain (loss)	(.173)	.120	.254	.055 G	.713	(.002)
Total from investment operations	.015	.505	.674	.576	1.332	.627
Distributions from net investment income	(.185)	(.385)	(.414)	(.526)	(.622)	(.627)
Distributions from net realized gain	(.150)	(.100)	-	-	-	-
Total distributions	(.335)	(.485)	(.414)	(.526)	(.622)	(.627)
Net asset value, end of period	$ 11.02	$ 11.34	$ 11.32	$ 11.06	$ 11.01	$ 10.30
Total Return B, C, D	.14%	4.58%	6.16%	5.44%	13.28%	6.32%
Ratios to Average Net Assets F
Expenses before expense reductions	.87% A	.84%	.81%	.83%	.83%	.84%
Expenses net of voluntary waivers, if any	.83% A	.84%	.81%	.83%	.83%	.84%
Expenses net of all reductions	.83% A	.84%	.81%	.82%	.82%	.84%
Net investment income	3.42% A	3.42%	3.72%	4.82% G	5.82%	6.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 193,362	$ 186,748	$ 166,701	$ 133,236	$ 92,027	$ 48,177
Portfolio turnover rate	117% A	96%	108%	121%	112%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 11.32	$ 11.06	$ 11.02	$ 10.31	$ 10.31
Income from Investment Operations
Net investment income E	.183	.374	.408	.508 G	.603	.620
Net realized and unrealized gain (loss)	(.174)	.130	.253	.044 G	.713	(.006)
Total from investment operations	.009	.504	.661	.552	1.316	.614
Distributions from net investment income	(.179)	(.374)	(.401)	(.512)	(.606)	(.614)
Distributions from net realized gain	(.150)	(.100)	-	-	-	-
Total distributions	(.329)	(.474)	(.401)	(.512)	(.606)	(.614)
Net asset value, end of period	$ 11.03	$ 11.35	$ 11.32	$ 11.06	$ 11.02	$ 10.31
Total Return B, C, D	.09%	4.56%	6.03%	5.21%	13.11%	6.18%
Ratios to Average Net Assets F
Expenses before expense reductions	.97% A	.95%	.93%	.95%	.97%	.97%
Expenses net of voluntary waivers, if any	.94% A	.95%	.93%	.95%	.97%	.97%
Expenses net of all reductions	.94% A	.95%	.93%	.95%	.97%	.97%
Net investment income	3.32% A	3.32%	3.60%	4.70% G	5.67%	6.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 666,040	$ 680,947	$ 711,263	$ 684,618	$ 546,276	$ 313,887
Portfolio turnover rate	117% A	96%	108%	121%	112%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.31	$ 11.05	$ 11.01	$ 10.30	$ 10.30
Income from Investment Operations
Net investment income E	.146	.295	.331	.436 G	.534	.553
Net realized and unrealized gain (loss)	(.174)	.120	.253	.044 G	.713	(.006)
Total from investment operations	(.028)	.415	.584	.480	1.247	.547
Distributions from net investment income	(.142)	(.295)	(.324)	(.440)	(.537)	(.547)
Distributions from net realized gain	(.150)	(.100)	-	-	-	-
Total distributions	(.292)	(.395)	(.324)	(.440)	(.537)	(.547)
Net asset value, end of period	$ 11.01	$ 11.33	$ 11.31	$ 11.05	$ 11.01	$ 10.30
Total Return B, C, D	(.25)%	3.75%	5.32%	4.52%	12.40%	5.50%
Ratios to Average Net Assets F
Expenses before expense reductions	1.68% A	1.66%	1.60%	1.61%	1.62%	1.62%
Expenses net of voluntary waivers, if any	1.62% A	1.65%	1.60%	1.61%	1.62%	1.62%
Expenses net of all reductions	1.62% A	1.65%	1.60%	1.61%	1.62%	1.62%
Net investment income	2.64% A	2.62%	2.92%	4.03% G	5.02%	5.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,719	$ 118,751	$ 154,697	$ 178,062	$ 113,424	$ 63,584
Portfolio turnover rate	117% A	96%	108%	121%	112%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.30	$ 11.04	$ 11.00	$ 10.29	$ 10.29
Income from Investment Operations
Net investment income E	.141	.289	.322	.428 G	.525	.545
Net realized and unrealized gain (loss)	(.163)	.120	.254	.044 G	.716	(.005)
Total from investment operations	(.022)	.409	.576	.472	1.241	.540
Distributions from net investment income	(.138)	(.289)	(.316)	(.432)	(.531)	(.540)
Distributions from net realized gain	(.150)	(.100)	-	-	-	-
Total distributions	(.288)	(.389)	(.316)	(.432)	(.531)	(.540)
Net asset value, end of period	$ 11.01	$ 11.32	$ 11.30	$ 11.04	$ 11.00	$ 10.29
Total Return B, C, D	(.19)%	3.70%	5.26%	4.45%	12.34%	5.42%
Ratios to Average Net Assets F
Expenses before expense reductions	1.74% A	1.70%	1.67%	1.68%	1.69%	1.69%
Expenses net of voluntary waivers, if any	1.69% A	1.70%	1.67%	1.68%	1.69%	1.69%
Expenses net of all reductions	1.69% A	1.70%	1.67%	1.68%	1.69%	1.69%
Net investment income	2.57% A	2.57%	2.86%	3.96% G	4.96%	5.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,992	$ 91,149	$ 113,849	$ 98,158	$ 63,538	$ 20,530
Portfolio turnover rate	117% A	96%	108%	121%	112%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 11.34	$ 11.08	$ 11.03	$ 10.32	$ 10.31
Income from Investment Operations
Net investment income D	.198	.400	.437	.539 F	.638	.656
Net realized and unrealized gain (loss)	(.174)	.122	.254	.053 F	.711	(.002)
Total from investment operations	.024	.522	.691	.592	1.349	.654
Distributions from net investment income	(.194)	(.402)	(.431)	(.542)	(.639)	(.644)
Distributions from net realized gain	(.150)	(.100)	-	-	-	-
Total distributions	(.344)	(.502)	(.431)	(.542)	(.639)	(.644)
Net asset value, end of period	$ 11.04	$ 11.36	$ 11.34	$ 11.08	$ 11.03	$ 10.32
Total Return B, C	.23%	4.72%	6.30%	5.59%	13.45%	6.59%
Ratios to Average Net Assets E
Expenses before expense reductions	.68% A	.70%	.66%	.67%	.66%	.65%
Expenses net of voluntary waivers, if any	.65% A	.70%	.66%	.67%	.66%	.65%
Expenses net of all reductions	.65% A	.70%	.66%	.67%	.66%	.65%
Net investment income	3.60% A	3.57%	3.87%	4.97% F	5.98%	6.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 348,509	$ 269,727	$ 155,302	$ 114,546	$ 91,168	$ 88,350
Portfolio turnover rate	117% A	96%	108%	121%	112%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 16,685,045
Unrealized depreciation	(15,001,450)
Net unrealized appreciation (depreciation)	$ 1,683,595
Cost for federal income tax purposes	$ 1,373,990,480

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Semiannual Report

2. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $165,142,673 and $285,553,116, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 140,246	$ 1,697
Class T	0%	.25%	837,303	9,849
Class B	.65%	.25%	472,982	343,160
Class C	.75%	.25%	439,247	45,145
			$ 1,889,778	$ 399,851

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30,166
Class T	8,263
Class B*	81,600
Class C*	2,750
$ 122,779

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 196,451	.21*
Class T	716,772	.22*
Class B	137,504	.26*
Class C	97,094	.22*
Institutional Class	265,289	.17*
	$ 1,413,110

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,410,851 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.90% - .83%*	$ 32,546
Class T	1.00% - .93%*	124,751
Class B	1.65% - 1.58%*	30,763
Class C	1.75% - 1.68%*	21,857
Institutional Class	.75% - .68%*	38,639
		$ 248,556

* Expense limitation in effect at period end.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,583. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 936
Class T	2,859
Class C	59
$ 3,854

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 3,111,413	$ 5,915,915
Class T	10,786,930	22,901,690
Class B	1,340,103	3,459,536
Class C	1,091,983	2,570,379
Institutional Class	5,370,066	8,286,285
Total	$ 21,700,495	$ 43,133,805
From net realized gain
Class A	$ 2,485,599	$ 1,464,510
Class T	8,985,225	6,264,742
Class B	1,506,398	1,325,653
Class C	1,194,758	978,409
Institutional Class	3,740,111	1,461,618
Total	$ 17,912,091	$ 11,494,932

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	3,705,814	7,744,377	$ 41,064,787	$ 87,127,693
Reinvestment of distributions	433,549	582,634	4,811,955	6,563,346
Shares redeemed	(3,065,751)	(6,592,886)	(34,044,080)	(74,002,402)
Net increase (decrease)	1,073,612	1,734,125	$ 11,832,662	$ 19,688,637
Class T
Shares sold	9,100,961	21,723,985	$ 101,056,697	$ 245,032,503
Reinvestment of distributions	1,702,766	2,460,610	18,906,155	27,731,765
Shares redeemed	(10,429,994)	(26,997,272)	(115,842,154)	(304,328,408)
Net increase (decrease)	373,733	(2,812,677)	$ 4,120,698	$ (31,564,140)
Class B
Shares sold	444,760	1,709,158	$ 4,928,471	$ 19,232,641
Reinvestment of distributions	208,536	334,596	2,313,524	3,766,954
Shares redeemed	(2,896,990)	(5,246,363)	(32,083,820)	(58,993,326)
Net increase (decrease)	(2,243,694)	(3,202,609)	$ (24,841,825)	$ (35,993,731)
Class C
Shares sold	916,393	1,869,844	$ 10,156,026	$ 21,049,741
Reinvestment of distributions	174,812	258,123	1,937,699	2,904,240
Shares redeemed	(1,418,752)	(4,154,782)	(15,716,555)	(46,673,540)
Net increase (decrease)	(327,547)	(2,026,815)	$ (3,622,830)	$ (22,719,559)
Institutional Class
Shares sold	8,949,003	17,324,462	$ 99,518,593	$ 195,489,587
Reinvestment of distributions	765,000	745,564	8,501,782	8,407,041
Shares redeemed	(1,899,112)	(8,029,624)	(21,136,114)	(90,554,636)
Net increase (decrease)	7,814,891	10,040,402	$ 86,884,261	$ 113,341,992

Semiannual Report

11. New Fee Arrangements.

On May 19, 2005, the Board of Trustees approved an amended management contract effective June 1, 2005. The amended contract reduces the management fee from ..43% to .33% of average net assets.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
PROPOSAL 3
To modify the fundamental investment objective of Fidelity Advisor Intermediate Bond Fund.
	# of Votes	% of Votes
Affirmative	554,201,279.21	71.725
Against	28,796,271.69	3.727
Abstain	35,348,779.92	4.575
Broker Non-Votes	154,331,521.67	19.973
TOTAL	772,677,852.49	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

The following is a complete listing of Investments for Fidelity's fixed-income central fund as of April 30, 2005 which is an
investment of Fidelity Advisor Intermediate Bond.

Semiannual Report

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

LTB-USAN-0605
1.784888.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Intermediate Bond

Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,001.40	$ 4.12**
HypotheticalA	$ 1,000.00	$ 1,020.68	$ 4.16**
Class T
Actual	$ 1,000.00	$ 1,000.90	$ 4.66**
HypotheticalA	$ 1,000.00	$ 1,020.13	$ 4.71**
Class B
Actual	$ 1,000.00	$ 997.50	$ 8.02**
HypotheticalA	$ 1,000.00	$ 1,016.76	$ 8.10**
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 998.10	$ 8.37**
HypotheticalA	$ 1,000.00	$ 1,016.41	$ 8.45**
Institutional Class
Actual	$ 1,000.00	$ 1,002.30	$ 3.23**
HypotheticalA	$ 1,000.00	$ 1,021.57	$ 3.26**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.83%**
Class T	.94%**
Class B	1.62%**
Class C	1.69%**
Institutional Class	.65%**

** If contractual expense reductions, effective June 1, 2005, had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid

Class A	.77%
Actual		$ 3.82
HypotheticalA		$ 3.86
Class T	.87%
Actual		$ 4.32
HypotheticalA		$ 4.36
Class B	1.58%
Actual		$ 7.83
HypotheticalA		$ 7.90
Class C	1.64%
Actual		$ 8.13
HypotheticalA		$ 8.20
Institutional Class	.58%
Actual		$ 2.88
HypotheticalA		$ 2.91

A 5% return per year before expenses

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
U.S. Government and U.S. Government Agency Obligations 38.7%	U.S. Government and U.S. Government Agency Obligations 26.9%
AAA 15.0%	AAA 13.9%
AA 4.9%	AA 4.6%
A 15.3%	A 20.8%
BBB 17.1%	BBB 25.2%
BB and Below 0.8%	BB and Below 1.0%
Not Rated 0.5%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 7.7%	Short-Term Investments and Net Other Assets 6.3%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Average Years to Maturity as of April 30, 2005
6 months ago
Years	4.5	4.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2005
6 months ago
Years	3.3	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Corporate Bonds 23.8%		Corporate Bonds 37.1%
	U.S. Government and U.S. Government Agency Obligations 38.7%		U.S. Government and U.S. Government Agency Obligations 26.9%
	Asset-Backed Securities 13.0%		Asset-Backed Securities 12.1%
	CMOs and Other Mortgage Related Securities 15.3%		CMOs and Other Mortgage Related Securities 16.3%
	Other Investments 1.5%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets 7.7%		Short-Term Investments and Net Other Assets 6.3%
* Foreign investments	7.5%	** Foreign investments	10.7%
* Futures and Swaps	9.3%	** Futures and Swaps	10.8%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.2%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.75% 6/15/05	$ 2,100,000	$ 2,108,207
Automobiles - 0.2%
General Motors Corp. 8.25% 7/15/23	4,535,000	3,469,697
Media - 0.9%
AOL Time Warner, Inc. 6.125% 4/15/06	2,400,000	2,448,943
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,000,000	2,090,784
Cox Communications, Inc. 7.125% 10/1/12	1,235,000	1,372,274
Hearst-Argyle Television, Inc. 7% 11/15/07	1,000,000	1,063,373
Liberty Media Corp. 8.25% 2/1/30	1,665,000	1,700,340
News America Holdings, Inc. 7.375% 10/17/08	2,000,000	2,171,898
News America, Inc. 4.75% 3/15/10	2,000,000	2,009,832
		12,857,444
TOTAL CONSUMER DISCRETIONARY		18,435,348
CONSUMER STAPLES - 0.6%
Food Products - 0.2%
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (b)	1,675,000	1,641,145
5.125% 10/1/13 (b)	1,055,000	1,062,473
		2,703,618
Tobacco - 0.4%
Philip Morris Companies, Inc. 7.65% 7/1/08	4,635,000	5,068,271
TOTAL CONSUMER STAPLES		7,771,889
ENERGY - 2.0%
Energy Equipment & Services - 0.5%
Cooper Cameron Corp. 2.65% 4/15/07	1,555,000	1,504,755
Petronas Capital Ltd. 7% 5/22/12 (b)	4,495,000	5,050,991
		6,555,746
Oil & Gas - 1.5%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	1,965,000	1,966,662
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,040,000	1,099,429
Enterprise Products Operating LP:
4.625% 10/15/09	1,290,000	1,269,880
5.6% 10/15/14	380,000	382,201
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	$ 2,100,000	$ 2,086,684
5.35% 8/15/07	1,070,000	1,086,834
Nexen, Inc.:
5.05% 11/20/13	1,485,000	1,479,260
5.2% 3/10/15	1,185,000	1,172,959
Pemex Project Funding Master Trust:
6.125% 8/15/08	1,000,000	1,027,500
7.375% 12/15/14	3,000,000	3,259,500
7.875% 2/1/09 (e)	3,000,000	3,255,000
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	2,100,000	2,446,931
Williams Companies, Inc. 7.125% 9/1/11	995,000	1,037,288
		21,570,128
TOTAL ENERGY		28,125,874
FINANCIALS - 11.4%
Capital Markets - 1.5%
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	1,300,000	1,257,655
4.25% 9/4/12 (e)	1,510,000	1,504,091
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	1,925,000	1,939,980
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,000,000	3,042,168
6.6% 1/15/12	3,000,000	3,297,933
Legg Mason, Inc. 6.75% 7/2/08	4,235,000	4,551,240
Lehman Brothers Holdings, Inc. 7% 2/1/08	2,400,000	2,573,069
Merrill Lynch & Co., Inc. 4.25% 2/8/10	2,740,000	2,702,528
		20,868,664
Commercial Banks - 1.3%
Bank of America Corp.:
6.25% 4/15/12	840,000	918,043
7.125% 9/15/06	2,000,000	2,085,340
FleetBoston Financial Corp. 3.85% 2/15/08	1,000,000	990,075
Korea Development Bank:
3.875% 3/2/09	3,850,000	3,749,434
4.75% 7/20/09	1,300,000	1,307,006
Mellon Bank NA, Pittsburgh 7.375% 5/15/07	1,800,000	1,909,089
U.S. Bank NA, Minnesota 5.7% 12/15/08	2,000,000	2,088,816
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA 4.875% 2/1/15	$ 2,600,000	$ 2,591,628
Wachovia Corp. 4.875% 2/15/14	1,970,000	1,967,768
		17,607,199
Consumer Finance - 2.5%
American General Finance Corp. 4% 3/15/11	3,020,000	2,894,096
Capital One Bank 6.5% 6/13/13	2,315,000	2,504,156
Ford Motor Credit Co. 7% 10/1/13	11,490,000	10,340,713
General Motors Acceptance Corp. 6.875% 9/15/11	4,345,000	3,806,737
Household Finance Corp. 4.125% 11/16/09	7,705,000	7,561,887
Household International, Inc. 8.875% 2/15/08	2,550,000	2,644,376
MBNA America Bank NA 4.625% 8/3/09	4,000,000	3,986,704
MBNA Corp. 6.25% 1/17/07	1,155,000	1,191,183
		34,929,852
Diversified Financial Services - 1.5%
Alliance Capital Management LP 5.625% 8/15/06	1,495,000	1,520,497
CIT Group, Inc. 3.875% 11/3/08	530,000	520,005
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (b)	705,000	755,807
Hutchison Whampoa International 03/33 Ltd. 6.25% 1/24/14 (b)	3,625,000	3,825,633
International Lease Finance Corp. 4.375% 11/1/09	2,000,000	1,983,608
J.P. Morgan Chase & Co.:
4.875% 3/15/14	2,190,000	2,173,553
5.75% 1/2/13	7,500,000	7,927,515
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	2,425,000	2,576,526
		21,283,144
Insurance - 0.7%
Aegon NV 4.75% 6/1/13	3,400,000	3,354,872
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	1,480,000	1,598,954
St. Paul Travelers Companies, Inc. 6.38% 12/15/08	2,200,000	2,343,757
St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,750,000	2,013,029
		9,310,612
Real Estate - 3.2%
AMB Property LP 7.2% 12/15/05	2,000,000	2,040,418
Arden Realty LP:
5.2% 9/1/11	1,200,000	1,206,682
7% 11/15/07	3,460,000	3,685,710
AvalonBay Communities, Inc. 5% 8/1/07	1,380,000	1,396,009
Boston Properties, Inc. 6.25% 1/15/13	2,830,000	3,040,654
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Brandywine Operating Partnership LP 4.5% 11/1/09	$ 3,310,000	$ 3,242,099
BRE Properties, Inc. 5.95% 3/15/07	875,000	900,897
Camden Property Trust:
4.375% 1/15/10	1,450,000	1,419,795
5.875% 11/30/12	1,700,000	1,767,432
CarrAmerica Realty Corp. 5.25% 11/30/07	1,940,000	1,966,107
Colonial Properties Trust 4.75% 2/1/10	1,390,000	1,370,293
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,325,000	2,279,681
5.25% 4/15/11	4,660,000	4,685,346
EOP Operating LP:
4.65% 10/1/10	6,440,000	6,343,593
4.75% 3/15/14	1,070,000	1,027,351
Gables Realty LP 5.75% 7/15/07	5,245,000	5,390,984
Healthcare Realty Trust, Inc. 5.125% 4/1/14	1,970,000	1,912,194
		43,675,245
Thrifts & Mortgage Finance - 0.7%
Abbey National PLC 6.69% 10/17/05	1,020,000	1,034,640
Countrywide Home Loans, Inc.:
4% 3/22/11	1,890,000	1,809,970
6.935% 7/16/07	2,450,000	2,580,855
Independence Community Bank Corp. 3.75% 4/1/14 (e)	1,240,000	1,186,137
Washington Mutual, Inc.:
4.375% 1/15/08	1,665,000	1,665,425
4.625% 4/1/14	1,580,000	1,521,259
		9,798,286
TOTAL FINANCIALS		157,473,002
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (b)	1,515,000	1,302,900
7.45% 5/1/34 (b)	60,000	49,200
		1,352,100
Airlines - 0.5%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	239,326	242,392
6.978% 10/1/12	568,945	580,740
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass thru trust certificates: - continued
7.024% 4/15/11	$ 1,370,000	$ 1,398,641
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	2,020,000	1,863,680
7.92% 5/18/12	4,845,000	2,131,800
		6,217,253
Road & Rail - 0.3%
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	2,700,000	2,942,422
Norfolk Southern Corp. 5.257% 9/17/14	1,731,000	1,781,826
		4,724,248
TOTAL INDUSTRIALS		12,293,601
INFORMATION TECHNOLOGY - 0.3%
Computers & Peripherals - 0.3%
Hewlett-Packard Co. 7.15% 6/15/05	2,400,000	2,410,637
NCR Corp. 7.125% 6/15/09	2,270,000	2,464,752
		4,875,389
MATERIALS - 0.4%
Metals & Mining - 0.4%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	5,580,000	6,075,710
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.3%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,100,000	1,168,255
AT&T Broadband Corp. 8.375% 3/15/13	3,000,000	3,642,039
BellSouth Corp. 5.2% 9/15/14	3,710,000	3,758,341
British Telecommunications PLC:
8.375% 12/15/10	2,835,000	3,325,937
8.875% 12/15/30	775,000	1,058,296
Deutsche Telekom International Finance BV 8.5% 6/15/10	4,165,000	4,830,367
France Telecom SA 8% 3/1/11 (a)	1,860,000	2,143,546
Koninklijke KPN NV yankee 8% 10/1/10	2,940,000	3,386,909
SBC Communications, Inc. 4.125% 9/15/09	7,000,000	6,884,213
Sprint Capital Corp. 8.375% 3/15/12	2,050,000	2,427,606
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital:
4% 11/15/08	$ 3,000,000	$ 2,936,565
4% 1/15/10 (b)	1,940,000	1,874,046
4.95% 9/30/14 (b)	1,780,000	1,733,848
Telefonos de Mexico SA de CV 4.75% 1/27/10 (b)	2,425,000	2,373,609
TELUS Corp. yankee 7.5% 6/1/07	1,310,000	1,391,021
Verizon Global Funding Corp. 7.25% 12/1/10	1,697,000	1,905,577
		44,840,175
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 4.125% 3/1/09	1,310,000	1,267,367
AT&T Wireless Services, Inc. 7.875% 3/1/11	2,820,000	3,244,551
		4,511,918
TOTAL TELECOMMUNICATION SERVICES		49,352,093
UTILITIES - 2.7%
Electric Utilities - 1.9%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,265,000	2,336,015
DTE Energy Co. 7.05% 6/1/11	1,608,000	1,791,873
Duke Capital LLC 6.25% 2/15/13	3,250,000	3,484,679
Exelon Corp. 6.75% 5/1/11	970,000	1,064,678
Exelon Generation Co. LLC 5.35% 1/15/14	3,000,000	3,072,453
FirstEnergy Corp.:
5.5% 11/15/06	1,500,000	1,527,746
6.45% 11/15/11	1,480,000	1,589,511
Monongahela Power Co. 5% 10/1/06	1,370,000	1,380,363
Niagara Mohawk Power Corp. 8.875% 5/15/07	400,000	435,896
Oncor Electric Delivery Co.:
5% 9/1/07	2,000,000	2,022,244
6.375% 5/1/12	1,155,000	1,256,034
Progress Energy, Inc. 7.1% 3/1/11	1,800,000	1,971,410
PSI Energy, Inc. 6.65% 6/15/06	3,775,000	3,882,799
		25,815,701
Gas Utilities - 0.2%
NiSource Finance Corp. 7.875% 11/15/10	1,210,000	1,397,179
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,010,000	1,143,267
		2,540,446
Multi-Utilities & Unregulated Power - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	2,017,000	2,262,213
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Dominion Resources, Inc. 6.25% 6/30/12	$ 1,795,000	$ 1,939,302
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	4,135,000	4,355,710
		8,557,225
TOTAL UTILITIES		36,913,372
TOTAL NONCONVERTIBLE BONDS (Cost $321,920,354)		321,316,278
U.S. Government and Government Agency Obligations - 30.8%

U.S. Government Agency Obligations - 11.8%
Fannie Mae:
3.25% 1/15/08	5,532,000	5,425,122
3.25% 2/15/09	28,000,000	27,139,560
4.375% 7/17/13	4,850,000	4,731,752
5.5% 3/15/11	19,700,000	20,844,314
6% 5/15/11	17,655,000	19,154,421
6.25% 2/1/11	735,000	795,049
Federal Home Loan Bank 3.75% 9/28/06	375,000	374,232
Freddie Mac:
5.25% 11/5/12	1,405,000	1,414,116
5.75% 1/15/12	25,460,000	27,423,806
5.875% 3/21/11	2,655,000	2,832,322
6.625% 9/15/09	48,400,000	53,084,249
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		163,218,943
U.S. Treasury Inflation Protected Obligations - 5.0%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	28,342,720	27,951,904
2% 1/15/14	39,645,106	41,153,280
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		69,105,184
U.S. Treasury Obligations - 14.0%
U.S. Treasury Bonds 6.25% 5/15/30	970,000	1,207,688
U.S. Treasury Notes:
2.375% 8/15/06	2,246,000	2,214,327
3.125% 1/31/07	50,200,000	49,784,294
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.375% 10/15/09	$ 51,000,000	$ 49,976,022
4.25% 8/15/13	10,902,000	10,989,728
4.75% 5/15/14	76,560,000	79,807,825
TOTAL U.S. TREASURY OBLIGATIONS		193,979,884
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $427,894,942)		426,304,011
U.S. Government Agency - Mortgage Securities - 5.5%

Fannie Mae - 4.8%
3.75% 9/1/33 (e)	1,307,391	1,294,946
3.793% 6/1/34 (e)	1,030,561	1,012,987
3.83% 1/1/35 (e)	264,789	263,905
3.84% 1/1/35 (e)	700,842	697,801
3.87% 1/1/35 (e)	415,519	414,360
3.878% 11/1/34 (e)	1,573,135	1,571,674
3.913% 12/1/34 (e)	217,250	216,741
3.98% 1/1/35 (e)	332,401	331,606
3.987% 12/1/34 (e)	306,321	305,180
4% 1/1/35 (e)	212,008	211,451
4.017% 12/1/34 (e)	1,676,658	1,680,323
4.023% 2/1/35 (e)	221,331	221,056
4.029% 1/1/35 (e)	119,974	120,433
4.052% 2/1/35 (e)	217,604	217,453
4.118% 1/1/35 (e)	470,717	470,978
4.118% 2/1/35 (e)	147,180	147,722
4.12% 2/1/35 (e)	417,405	417,828
4.128% 2/1/35 (e)	853,963	854,597
4.144% 1/1/35 (e)	636,482	636,859
4.145% 2/1/35 (e)	541,210	542,042
4.151% 1/1/35 (e)	789,134	790,012
4.162% 2/1/35 (e)	414,805	416,281
4.197% 1/1/35 (e)	393,750	394,856
4.2% 1/1/35 (e)	937,704	946,636
4.202% 1/1/35 (e)	481,918	480,547
4.23% 11/1/34 (e)	137,201	137,573
4.25% 2/1/35 (e)	247,265	246,111
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.269% 10/1/34 (e)	$ 662,659	$ 668,109
4.305% 8/1/33 (e)	545,625	551,223
4.305% 7/1/34 (e)	232,116	233,829
4.318% 3/1/33 (e)	116,470	115,851
4.349% 2/1/35 (e)	171,662	171,508
4.351% 1/1/35 (e)	245,878	245,572
4.368% 2/1/34 (e)	616,977	617,976
4.4% 2/1/35 (e)	371,069	370,141
4.437% 11/1/34 (e)	3,962,539	4,005,234
4.455% 3/1/35 (e)	324,978	325,143
4.484% 10/1/34 (e)	1,450,550	1,466,944
4.493% 8/1/34 (e)	857,824	863,051
4.499% 3/1/35 (e)	724,570	724,803
4.5% 8/1/33 to 3/1/35	1,758,807	1,700,500
4.53% 3/1/35 (e)	672,479	674,581
4.572% 2/1/35 (e)	1,756,153	1,772,121
4.587% 2/1/35 (e)	2,148,743	2,156,469
4.625% 2/1/35 (e)	740,034	744,139
4.67% 11/1/34 (e)	882,587	889,153
4.694% 11/1/34 (e)	870,756	877,095
4.725% 3/1/35 (e)	2,264,023	2,293,989
4.742% 3/1/35 (e)	423,452	427,323
4.748% 7/1/34 (e)	785,028	786,186
5.5% 9/1/10 to 12/1/14	4,724,191	4,846,341
6% 5/1/16 to 4/1/17	1,705,493	1,768,277
6.5% 12/1/13 to 1/1/34	12,849,047	13,395,125
6.5% 5/1/35 (c)	2,360,481	2,454,900
7% 11/1/11 to 6/1/33	4,473,773	4,727,094
7% 5/1/20 (c)	88,453	93,124
7.5% 8/1/17 to 9/1/28	1,416,301	1,522,470
8.5% 6/1/11 to 9/1/25	193,693	210,554
9.5% 2/1/25	64,798	71,675
10.5% 8/1/20	38,244	43,773
11% 8/1/15	284,634	310,057
12.5% 12/1/13 to 4/1/15	16,045	18,090
TOTAL FANNIE MAE		67,184,378
Freddie Mac - 0.5%
4.232% 1/1/35 (e)	1,288,031	1,289,483
4.314% 12/1/34 (e)	344,819	344,154
4.37% 3/1/35 (e)	500,000	497,148
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
4.401% 2/1/35 (e)	$ 670,742	$ 666,917
4.434% 2/1/35 (e)	841,288	844,837
4.441% 2/1/34 (e)	437,478	435,944
4.444% 3/1/35 (e)	300,000	299,262
4.491% 3/1/35 (e)	925,000	922,688
4.504% 3/1/35 (e)	375,000	374,795
4.564% 2/1/35 (e)	544,423	541,701
8.5% 9/1/24 to 8/1/27	181,493	198,533
10% 4/1/06 to 5/1/09	6,895	7,368
10.5% 5/1/21	40,368	43,478
11% 12/1/11	2,494	2,713
11.5% 10/1/15	7,309	8,123
11.75% 10/1/10	10,913	11,830
TOTAL FREDDIE MAC		6,488,974
Government National Mortgage Association - 0.2%
6.5% 2/15/29	488,444	512,017
7% 2/15/28 to 11/15/28	1,274,711	1,352,995
7.5% 2/15/28 to 10/15/28	14,576	15,669
8% 5/15/06 to 6/15/25	139,968	144,923
8.5% 4/15/17 to 10/15/21	153,096	168,238
11% 7/20/19 to 8/20/19	12,310	13,647
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		2,207,489
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $75,461,544)		75,880,841
Asset-Backed Securities - 7.6%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	955,000	970,176
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	525,000	525,067
Class M2, 4.27% 2/25/34 (e)	600,000	600,248
American Express Credit Account Master Trust:
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	1,430,000	1,436,120
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	5,847,608	5,860,290
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (b)	920,000	922,484
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	$ 300,000	$ 299,986
Class M2, 3.5% 4/25/34 (e)	225,000	224,989
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.3338% 4/15/33 (e)	482,033	482,387
Series 2003-HE7 Class A3, 3.3138% 12/15/33 (e)	1,201,941	1,206,898
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	1,290,000	1,296,195
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	1,840,000	1,862,619
Series 2004-B2 Class B2, 4.37% 4/15/12	3,100,000	3,096,222
Bear Stearns Asset Backed Securities I Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	1,555,000	1,556,840
Class M2, 3.77% 2/25/35 (e)	570,000	571,081
Capital One Master Trust:
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	2,130,000	2,147,306
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	3,015,000	3,033,713
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	875,000	876,027
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	3,535,000	3,566,881
Series 2003-B2 Class B2, 3.5% 2/17/09	1,860,000	1,852,774
Series 2003-B4 Class B4, 3.7538% 7/15/11 (e)	1,680,000	1,709,944
Series 2004-6 Class B, 4.15% 7/16/12	2,560,000	2,531,300
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.92% 10/25/33 (e)	824,992	852,327
Chase Credit Card Master Trust Series 2003-6 Class B, 3.3038% 2/15/11 (e)	2,435,000	2,455,763
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.1538% 5/15/09 (e)	1,020,000	1,019,801
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	3,500,000	3,506,025
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	1,330,000	1,361,290
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	1,275,000	1,277,731
Series 2004-3 Class M1, 3.52% 6/25/34 (e)	350,000	350,326
Discover Card Master Trust I Series 2001-6 Class A, 5.75% 12/15/08	8,000,000	8,174,268
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	300,000	303,028
Class M2, 4.77% 11/25/33 (e)	200,000	205,989
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	100,000	100,394
Class M4, 3.92% 3/25/34 (e)	75,000	75,789
Class M6, 4.27% 3/25/34 (e)	100,000	100,948
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 3.57% 1/25/34 (e)	$ 1,100,000	$ 1,099,947
Class M2, 4.17% 1/25/34 (e)	1,275,000	1,274,938
Series 2005-A:
Class M1, 3.45% 1/25/35 (e)	375,000	375,436
Class M2, 3.48% 1/25/35 (e)	550,000	550,826
Class M3, 3.51% 1/25/35 (e)	300,000	300,555
Class M4, 3.7% 1/25/35 (e)	225,000	225,833
Class M5, 3.72% 1/25/35 (e)	225,000	225,912
Class M6, 3.8% 1/25/35 (e)	250,000	250,544
GSAMP Trust Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	750,000	749,964
Class M2, 4.12% 1/25/34 (e)	400,000	399,980
Class M3, 4.32% 1/25/34 (e)	400,000	399,980
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	120,770	121,268
Class M1, 3.9% 8/25/33 (e)	765,000	775,216
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	1,045,000	1,054,872
Class M2, 4.92% 10/25/33 (e)	1,240,000	1,257,086
Series 2004-3:
Class M2, 4.22% 8/25/34 (e)	535,000	534,974
Class M3, 4.47% 8/25/34 (e)	225,000	224,989
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (b)	31,168	31,168
Series 2003-5N Class A, 7.5% 1/27/34 (b)	12,434	12,465
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 3.77% 7/25/33 (e)	2,460,000	2,482,900
Class M2, 4.87% 7/25/33 (e)	1,260,000	1,288,863
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	350,000	352,573
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,685,000	1,693,820
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	2,530,000	2,550,568
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	500,000	499,976
Class M2, 3.57% 7/25/34 (e)	100,000	99,995
Class M3, 3.97% 7/25/34 (e)	200,000	199,990
Class M4, 4.12% 7/25/34 (e)	125,000	124,994
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.12% 12/27/32 (e)	460,000	466,032
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	1,450,000	1,467,888
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 665,000	$ 670,450
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.02% 1/25/32 (e)	1,318,275	1,325,832
Series 2002-NC1 Class M1, 3.82% 2/25/32 (b)(e)	706,794	711,961
Series 2002-NC3 Class M1, 3.74% 8/25/32 (e)	375,000	378,743
Series 2003-NC2 Class M2, 5.02% 2/25/33 (e)	710,000	724,047
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	1,960,000	1,029,980
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	950,000	264,107
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.45% 1/25/33 (e)	298,110	298,351
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	8,154,153	8,077,518
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	350,000	350,279
Class M4, 3.995% 6/25/34 (e)	585,000	587,257
Sears Credit Account Master Trust II Series 2002-4 Class A, 3.0838% 8/18/09 (e)	2,700,000	2,700,902
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.44% 6/15/33 (e)	1,190,000	1,220,159
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	2,320,000	2,321,812
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	3,815,000	3,795,508
West Penn Funding LLC Series 1999-A Class A3, 6.81% 9/25/08	2,218,303	2,263,429
WFS Financial Owner Trust Series 2005-1 Class D, 4.09% 8/15/12	875,000	869,718
TOTAL ASSET-BACKED SECURITIES (Cost $104,486,323)		105,096,831
Collateralized Mortgage Obligations - 5.4%

Private Sponsor - 4.5%
Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6A2, 3.3% 6/25/35 (e)	804,991	805,872
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3605% 12/25/33 (e)	472,035	470,767
Class 2A1, 4.1884% 12/25/33 (e)	1,522,623	1,511,752
Series 2003-L Class 2A1, 3.9998% 1/25/34 (e)	2,860,945	2,831,402
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-B:
Class 1A1, 3.4341% 3/25/34 (e)	$ 1,036,342	$ 1,028,569
Class 2A2, 4.1388% 3/25/34 (e)	1,092,104	1,073,629
Series 2004-C Class 1A1, 3.3922% 4/25/34 (e)	1,812,292	1,795,347
Series 2004-D:
Class 1A1, 3.5665% 5/25/34 (e)	2,223,903	2,207,220
Class 2A2, 4.2174% 5/25/34 (e)	2,768,967	2,744,295
Series 2004-G Class 2A7, 4.6143% 8/25/34 (e)	2,248,836	2,262,543
Series 2004-H Class 2A1, 4.5236% 9/25/34 (e)	2,442,676	2,434,173
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	684,196	684,886
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	1,124,653	1,125,789
Granite Mortgages PLC floater Series 2004-2 Class 1C, 3.75% 6/20/44 (e)	1,020,000	1,022,630
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3267% 5/25/17 (e)	2,108,365	2,147,450
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2544% 8/25/17 (e)	1,775,994	1,834,021
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (e)(g)	12,177,381	163,293
Series 2003-G Class XA1, 1% 1/25/29 (g)	10,756,752	151,899
Series 2003-H Class XA1, 1% 1/25/29 (b)(g)	9,378,230	134,441
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,828,735	2,900,134
Series 2004-SL2 Class A1, 6.5% 10/25/16	394,402	403,324
Series 2004-SL3 Class A1, 7% 8/25/16	4,555,751	4,710,575
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 4.32% 7/10/35 (b)(e)	2,328,130	2,371,782
Class B4, 4.52% 7/10/35 (b)(e)	1,746,097	1,776,654
Class B5, 5.12% 7/10/35 (b)(e)	1,649,092	1,686,196
Class B6, 5.62% 7/10/35 (b)(e)	776,043	793,504
Series 2003-CB1:
Class B3, 4.22% 6/10/35 (b)(e)	813,953	829,215
Class B4, 4.42% 6/10/35 (b)(e)	726,744	739,462
Class B5, 5.02% 6/10/35 (b)(e)	494,186	505,305
Class B6, 5.52% 6/10/35 (b)(e)	295,542	302,192
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2004-B:
Class B4, 3.87% 2/10/36 (b)(e)	$ 296,024	$ 299,354
Class B5, 4.32% 2/10/36 (b)(e)	296,024	300,464
Class B6, 4.77% 2/10/36 (b)(e)	98,675	100,525
Series 2004-C:
Class B4, 3.72% 9/10/36 (e)	396,879	400,848
Class B5, 4.12% 9/10/36 (e)	496,099	501,680
Class B6, 4.52% 9/10/36 (e)	99,220	100,708
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	1,229,078	1,233,442
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(g)	39,661,901	339,478
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 3.45% 9/20/34 (e)	2,116,571	2,117,654
WAMU Mortgage pass thru certificates:
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	812,810	816,742
Series 2003-AR12 Class A5, 4.043% 2/25/34	5,000,000	4,924,696
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	335,888	349,765
Series 2004-RA2 Class 2A, 7% 7/25/33	576,688	592,898
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4545% 9/25/34 (e)	2,570,700	2,565,969
Series 2005-AR4 Class 2A2, 4.543% 4/25/35 (e)	2,766,727	2,757,689
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (e)	1,610,000	1,608,302
TOTAL PRIVATE SPONSOR		62,458,535
U.S. Government Agency - 0.9%
Fannie Mae planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	158,945	158,632
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2702 Class WB, 5% 4/15/17	2,480,000	2,511,531
sequential pay Series 2473 Class VK, 6.5% 10/15/18	9,558,043	9,662,631
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (e)	$ 370,000	$ 387,736
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-45 Class GC, 6.5% 10/20/30	475,202	477,447
TOTAL U.S. GOVERNMENT AGENCY		13,197,977
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $76,423,295)		75,656,512
Commercial Mortgage Securities - 8.4%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	667,182	679,687
Series 1997-D5 Class PS1, 1.7259% 2/14/43 (e)(g)	17,615,516	925,997
Banc of America Commercial Mortgage, Inc. Series 2002-2 Class XP, 1.7839% 7/11/43 (b)(e)(g)	11,789,538	761,074
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class C, 3.4238% 11/15/15 (b)(e)	265,000	266,193
Class D, 3.5038% 11/15/15 (b)(e)	410,000	412,385
Class F, 3.8538% 11/15/15 (b)(e)	295,000	297,122
Class H, 4.3538% 11/15/15 (b)(e)	265,000	266,924
Class J, 4.9038% 11/15/15 (b)(e)	275,000	277,159
Class K, 5.5538% 11/15/15 (b)(e)	245,000	247,046
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	1,659,786	1,658,619
Class B, 4.92% 4/25/34 (b)(e)	174,714	175,806
Class M1, 3.58% 4/25/34 (b)(e)	174,714	175,096
Class M2, 4.22% 4/25/34 (b)(e)	87,357	87,944
Series 2004-2 Class A, 3.45% 8/25/34 (b)(e)	1,517,760	1,522,325
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	1,662,232	1,665,318
Class A2, 3.44% 1/25/35 (b)(e)	244,446	244,900
Class M1, 3.52% 1/25/35 (b)(e)	293,335	293,660
Class M2, 4.02% 1/25/35 (b)(e)	195,557	196,160
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 3.23% 4/14/15 (b)(e)	$ 589,264	$ 589,251
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	1,505,000	1,508,296
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (b)	770,000	778,264
Series 2003-T12 Class X2, 0.7956% 8/13/39 (b)(e)(g)	6,510,351	175,776
Series 2004-ESA:
Class B, 4.888% 5/14/16 (b)	1,410,000	1,427,642
Class C, 4.937% 5/14/16 (b)	880,000	892,279
Class D, 4.986% 5/14/16 (b)	320,000	324,577
Class E, 5.064% 5/14/16 (b)	995,000	1,009,914
Class F, 5.182% 5/14/16 (b)	240,000	243,766
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6174% 5/15/35 (b)(e)(g)	23,688,242	1,345,686
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 5.8567% 2/12/16 (b)(e)	980,000	1,064,749
COMM floater Series 2002-FL7:
Class A2, 3.3038% 11/15/14 (b)(e)	322,789	322,917
Class D, 3.5238% 11/15/14 (b)(e)	600,000	600,822
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A1, 7.285% 11/17/32	1,806,628	1,894,309
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 3.3538% 9/15/14 (b)(e)	440,000	440,229
Class D, 3.5938% 9/15/14 (b)(e)	135,000	135,052
Class E, 3.6538% 9/15/14 (b)(e)	185,000	185,172
Class F, 3.7538% 9/15/14 (b)(e)	145,000	145,154
Class G, 3.9338% 9/15/14 (b)(e)	330,000	330,395
Class H, 4.0338% 9/15/14 (b)(e)	355,000	355,425
Class J, 4.5538% 9/15/14 (b)(e)	120,000	120,143
Class K, 4.9538% 9/15/14 (b)(e)	190,000	190,226
Class L, 5.1538% 9/15/14 (b)(e)	155,000	154,975
CS First Boston Mortgage Securities Corp.:
floater Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	365,000	364,979
Class B, 3.7038% 12/15/21 (b)(e)	945,000	944,946
sequential pay:
Series 1997-C2:
Class A2, 6.52% 1/17/35	143,090	145,333
Class A3, 6.55% 1/17/35	1,245,000	1,309,962
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
Series 1998-C1 Class A1B, 6.48% 5/17/40	$ 2,885,000	$ 3,054,272
Series 1999-C1 Class A2, 7.29% 9/15/41	7,550,000	8,293,799
Series 2001-CK3 Class A2, 6.04% 6/15/34	2,050,000	2,082,199
Series 1997-C2 Class D, 7.27% 1/17/35	755,000	818,843
Series 2001-CK6 Class AX, 0.645% 9/15/18 (g)	34,015,187	1,204,634
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	520,000	505,393
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	635,000	681,741
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,500,000	4,717,494
Series 2000-CF1:
Class A1A, 7.45% 6/10/33	1,285,433	1,314,224
Class A1B, 7.62% 6/10/33	1,855,000	2,091,467
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (b)	1,500,000	1,547,870
Series 174 Class C1, 7.52% 5/15/06 (b)	1,000,000	1,033,131
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	460,758	482,853
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5206% 5/15/33 (b)(e)(g)	23,435,393	906,366
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	4,844,005	4,909,791
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,030,000	1,975,458
Series 2003-36 Class C, 4.254% 2/16/31	1,685,000	1,652,966
Series 2003-47 Class C, 4.227% 10/16/27	3,015,000	2,972,309
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,912,758
Series 2003-47 Class XA, 0.2199% 6/16/43 (e)(g)	8,600,086	410,181
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7494% 12/10/41 (e)(g)	13,465,000	428,023
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class XP, 0.8016% 8/10/42 (b)(g)	61,434,000	2,482,179
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	2,895,000	3,194,617
Series 2003-C1 Class A2A, 3.59% 1/10/40	1,560,000	1,537,885
Series 2001-LIBA Class C, 6.733% 2/14/16 (b)	815,000	896,166
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	1,274,085	1,333,361
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (b)	$ 1,332,351	$ 1,433,673
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (b)	530,000	584,866
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1 Class X2, 1.0725% 1/15/38 (b)(e)(g)	4,920,894	214,271
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A1, 7.95% 7/15/09	1,823,130	1,924,046
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (b)	4,000,000	3,747,000
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA Class J, 5% 12/16/14 (b)(e)	1,480,000	1,480,884
Series 2003-LLFA Class K1, 5.5% 12/16/14 (b)(e)	770,000	771,277
Morgan Stanley Capital I, Inc.:
sequential pay Series 1997-HF1 Class A2, 7.27% 7/15/29 (b)	193,301	195,589
Series 2005-IQ9 Class X2, 1.0828% 7/15/56 (b)(e)(g)	16,050,000	882,477
Morgan Stanley Dean Witter Capital I Trust sequential pay Series 2001-PPM Class A2, 6.4% 2/15/31	2,534,586	2,660,848
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	1,386,362	1,457,632
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	950,011	988,723
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	2,500,000	2,635,741
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (b)	3,675,000	3,825,308
Class C4, 6.893% 5/15/16 (b)	8,000,000	8,871,872
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	4,050,000	4,022,116
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $115,773,794)		116,289,957
Foreign Government and Government Agency Obligations - 1.5%

Chilean Republic 7.125% 1/11/12	4,555,000	5,158,993
Israeli State 4.625% 6/15/13	480,000	466,500
Korean Republic 4.875% 9/22/14	1,415,000	1,396,285
United Mexican States:
4.625% 10/8/08	4,030,000	4,001,790
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
United Mexican States: - continued
5.875% 1/15/14	$ 5,370,000	$ 5,423,700
7.5% 1/14/12	3,650,000	4,051,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,680,340)		20,498,768
Fixed-Income Funds - 14.4%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $198,493,858)	1,998,361	198,876,877
Cash Equivalents - 2.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (Cost $35,754,000)	$ 35,762,828	35,754,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,375,888,450)		1,375,674,075
NET OTHER ASSETS - 0.6%		7,948,018
NET ASSETS - 100%		$ 1,383,622,093
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (d)

	March 2010	$ 6,425,000	$ (26,458)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (d)	March 2015	6,425,000	(77,797)
Receive quarterly notional amount multiplied by .47% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	2,500,000	2,025
TOTAL CREDIT DEFAULT SWAP		15,350,000	(102,230)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	14,440,000	(223,813)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	12,300,000	(180,188)
Receive quarterly a fixed rate equal to 3.177% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2006	50,000,000	(444,125)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	6,425,000	52,170
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	6,425,000	119,516
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	5,300,000	143,883
TOTAL INTEREST RATE SWAP		94,890,000	(532,557)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	$ 2,700,000	$ 56,356
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	1,500,000	19,563
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	600,000	6,984
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 37 basis points with Bank of America	June 2005	2,600,000	0
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	2,700,000	24,482
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	5,400,000	(63,532)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	July 2005	2,700,000	2,227
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	May 2005	2,600,000	(16,813)
TOTAL TOTAL RETURN SWAP		20,800,000	29,267
		$ 131,040,000	$ (605,520)
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $113,747,986 or 8.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $35,754,000) (cost $1,375,888,450) - See accompanying schedule		$ 1,375,674,075
Cash		467
Receivable for investments sold		9,182,065
Receivable for fund shares sold		2,252,853
Interest receivable		11,486,219
Prepaid expenses		3,939
Receivable from investment adviser for expense reductions		65,089
Total assets		1,398,664,707

Liabilities
Payable for investments purchased Regular delivery	$ 7,804,914
Delayed delivery	2,546,266
Payable for fund shares redeemed	2,549,142
Distributions payable	294,851
Swap agreements, at value	605,520
Accrued management fee	484,850
Distribution fees payable	301,526
Other affiliated payables	284,513
Other payables and accrued expenses	171,032
Total liabilities		15,042,614

Net Assets		$ 1,383,622,093
Net Assets consist of:
Paid in capital		$ 1,371,632,974
Undistributed net investment income		5,348,226
Accumulated undistributed net realized gain (loss) on investments		7,496,883
Net unrealized appreciation (depreciation) on investments		(855,990)
Net Assets		$ 1,383,622,093

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($193,362,266 ÷ 17,540,323 shares)	$ 11.02

Maximum offering price per share (100/96.25 of $11.02)	$ 11.45
Class T: Net Asset Value and redemption price per share ($666,040,382 ÷ 60,393,732 shares)	$ 11.03

Maximum offering price per share (100/97.25 of $11.03)	$ 11.34
Class B: Net Asset Value and offering price per share ($90,719,115 ÷ 8,236,877 shares)A	$ 11.01

Class C: Net Asset Value and offering price per share ($84,991,811 ÷ 7,722,545 shares)A	$ 11.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($348,508,519 ÷ 31,555,938 shares)	$ 11.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Interest		$ 28,612,366
Security lending		18,121
Total income		28,630,487

Expenses
Management fee	$ 2,878,217
Transfer agent fees	1,413,110
Distribution fees	1,889,778
Accounting and security lending fees	253,198
Independent trustees' compensation	3,381
Custodian fees and expenses	26,630
Registration fees	69,821
Audit	34,965
Legal	2,581
Miscellaneous	136,420
Total expenses before reductions	6,708,101
Expense reductions	(253,993)	6,454,108
Net investment income		22,176,379
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(41,603)
Futures contracts	642,445
Swap agreements	9,686,363
Total net realized gain (loss)		10,287,205
Change in net unrealized appreciation (depreciation) on: Investment securities	(28,783,681)
Futures contracts	(775,947)
Swap agreements	(1,364,989)
Total change in net unrealized appreciation (depreciation)		(30,924,617)
Net gain (loss)		(20,637,412)
Net increase (decrease) in net assets resulting from operations		$ 1,538,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 22,176,379	$ 43,185,408
Net realized gain (loss)	10,287,205	21,665,513
Change in net unrealized appreciation (depreciation)	(30,924,617)	(7,465,222)
Net increase (decrease) in net assets resulting from operations	1,538,967	57,385,699
Distributions to shareholders from net investment income	(21,700,495)	(43,133,805)
Distributions to shareholders from net realized gain	(17,912,091)	(11,494,932)
Total distributions	(39,612,586)	(54,628,737)
Share transactions - net increase (decrease)	74,372,966	42,753,199
Total increase (decrease) in net assets	36,299,347	45,510,161

Net Assets
Beginning of period	1,347,322,746	1,301,812,585
End of period (including undistributed net investment income of $5,348,226 and undistributed net investment income of $4,872,342, respectively)	$ 1,383,622,093	$ 1,347,322,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.32	$ 11.06	$ 11.01	$ 10.30	$ 10.30
Income from Investment Operations
Net investment income E	.188	.385	.420	.521 G	.619	.629
Net realized and unrealized gain (loss)	(.173)	.120	.254	.055 G	.713	(.002)
Total from investment operations	.015	.505	.674	.576	1.332	.627
Distributions from net investment income	(.185)	(.385)	(.414)	(.526)	(.622)	(.627)
Distributions from net realized gain	(.150)	(.100)	-	-	-	-
Total distributions	(.335)	(.485)	(.414)	(.526)	(.622)	(.627)
Net asset value, end of period	$ 11.02	$ 11.34	$ 11.32	$ 11.06	$ 11.01	$ 10.30
Total Return B, C, D	.14%	4.58%	6.16%	5.44%	13.28%	6.32%
Ratios to Average Net Assets F
Expenses before expense reductions	.87% A	.84%	.81%	.83%	.83%	.84%
Expenses net of voluntary waivers, if any	.83% A	.84%	.81%	.83%	.83%	.84%
Expenses net of all reductions	.83% A	.84%	.81%	.82%	.82%	.84%
Net investment income	3.42% A	3.42%	3.72%	4.82% G	5.82%	6.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 193,362	$ 186,748	$ 166,701	$ 133,236	$ 92,027	$ 48,177
Portfolio turnover rate	117% A	96%	108%	121%	112%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 11.32	$ 11.06	$ 11.02	$ 10.31	$ 10.31
Income from Investment Operations
Net investment income E	.183	.374	.408	.508 G	.603	.620
Net realized and unrealized gain (loss)	(.174)	.130	.253	.044 G	.713	(.006)
Total from investment operations	.009	.504	.661	.552	1.316	.614
Distributions from net investment income	(.179)	(.374)	(.401)	(.512)	(.606)	(.614)
Distributions from net realized gain	(.150)	(.100)	-	-	-	-
Total distributions	(.329)	(.474)	(.401)	(.512)	(.606)	(.614)
Net asset value, end of period	$ 11.03	$ 11.35	$ 11.32	$ 11.06	$ 11.02	$ 10.31
Total Return B, C, D	.09%	4.56%	6.03%	5.21%	13.11%	6.18%
Ratios to Average Net Assets F
Expenses before expense reductions	.97% A	.95%	.93%	.95%	.97%	.97%
Expenses net of voluntary waivers, if any	.94% A	.95%	.93%	.95%	.97%	.97%
Expenses net of all reductions	.94% A	.95%	.93%	.95%	.97%	.97%
Net investment income	3.32% A	3.32%	3.60%	4.70% G	5.67%	6.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 666,040	$ 680,947	$ 711,263	$ 684,618	$ 546,276	$ 313,887
Portfolio turnover rate	117% A	96%	108%	121%	112%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.31	$ 11.05	$ 11.01	$ 10.30	$ 10.30
Income from Investment Operations
Net investment income E	.146	.295	.331	.436 G	.534	.553
Net realized and unrealized gain (loss)	(.174)	.120	.253	.044 G	.713	(.006)
Total from investment operations	(.028)	.415	.584	.480	1.247	.547
Distributions from net investment income	(.142)	(.295)	(.324)	(.440)	(.537)	(.547)
Distributions from net realized gain	(.150)	(.100)	-	-	-	-
Total distributions	(.292)	(.395)	(.324)	(.440)	(.537)	(.547)
Net asset value, end of period	$ 11.01	$ 11.33	$ 11.31	$ 11.05	$ 11.01	$ 10.30
Total Return B, C, D	(.25)%	3.75%	5.32%	4.52%	12.40%	5.50%
Ratios to Average Net Assets F
Expenses before expense reductions	1.68% A	1.66%	1.60%	1.61%	1.62%	1.62%
Expenses net of voluntary waivers, if any	1.62% A	1.65%	1.60%	1.61%	1.62%	1.62%
Expenses net of all reductions	1.62% A	1.65%	1.60%	1.61%	1.62%	1.62%
Net investment income	2.64% A	2.62%	2.92%	4.03% G	5.02%	5.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,719	$ 118,751	$ 154,697	$ 178,062	$ 113,424	$ 63,584
Portfolio turnover rate	117% A	96%	108%	121%	112%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.30	$ 11.04	$ 11.00	$ 10.29	$ 10.29
Income from Investment Operations
Net investment income E	.141	.289	.322	.428 G	.525	.545
Net realized and unrealized gain (loss)	(.163)	.120	.254	.044 G	.716	(.005)
Total from investment operations	(.022)	.409	.576	.472	1.241	.540
Distributions from net investment income	(.138)	(.289)	(.316)	(.432)	(.531)	(.540)
Distributions from net realized gain	(.150)	(.100)	-	-	-	-
Total distributions	(.288)	(.389)	(.316)	(.432)	(.531)	(.540)
Net asset value, end of period	$ 11.01	$ 11.32	$ 11.30	$ 11.04	$ 11.00	$ 10.29
Total Return B, C, D	(.19)%	3.70%	5.26%	4.45%	12.34%	5.42%
Ratios to Average Net Assets F
Expenses before expense reductions	1.74% A	1.70%	1.67%	1.68%	1.69%	1.69%
Expenses net of voluntary waivers, if any	1.69% A	1.70%	1.67%	1.68%	1.69%	1.69%
Expenses net of all reductions	1.69% A	1.70%	1.67%	1.68%	1.69%	1.69%
Net investment income	2.57% A	2.57%	2.86%	3.96% G	4.96%	5.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,992	$ 91,149	$ 113,849	$ 98,158	$ 63,538	$ 20,530
Portfolio turnover rate	117% A	96%	108%	121%	112%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 11.34	$ 11.08	$ 11.03	$ 10.32	$ 10.31
Income from Investment Operations
Net investment income D	.198	.400	.437	.539 F	.638	.656
Net realized and unrealized gain (loss)	(.174)	.122	.254	.053 F	.711	(.002)
Total from investment operations	.024	.522	.691	.592	1.349	.654
Distributions from net investment income	(.194)	(.402)	(.431)	(.542)	(.639)	(.644)
Distributions from net realized gain	(.150)	(.100)	-	-	-	-
Total distributions	(.344)	(.502)	(.431)	(.542)	(.639)	(.644)
Net asset value, end of period	$ 11.04	$ 11.36	$ 11.34	$ 11.08	$ 11.03	$ 10.32
Total Return B, C	.23%	4.72%	6.30%	5.59%	13.45%	6.59%
Ratios to Average Net Assets E
Expenses before expense reductions	.68% A	.70%	.66%	.67%	.66%	.65%
Expenses net of voluntary waivers, if any	.65% A	.70%	.66%	.67%	.66%	.65%
Expenses net of all reductions	.65% A	.70%	.66%	.67%	.66%	.65%
Net investment income	3.60% A	3.57%	3.87%	4.97% F	5.98%	6.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 348,509	$ 269,727	$ 155,302	$ 114,546	$ 91,168	$ 88,350
Portfolio turnover rate	117% A	96%	108%	121%	112%	153%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 16,685,045
Unrealized depreciation	(15,001,450)
Net unrealized appreciation (depreciation)	$ 1,683,595
Cost for federal income tax purposes	$ 1,373,990,480

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

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Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Semiannual Report

2. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $165,142,673 and $285,553,116, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 140,246	$ 1,697
Class T	0%	.25%	837,303	9,849
Class B	.65%	.25%	472,982	343,160
Class C	.75%	.25%	439,247	45,145
			$ 1,889,778	$ 399,851

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30,166
Class T	8,263
Class B*	81,600
Class C*	2,750
$ 122,779

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 196,451	.21*
Class T	716,772	.22*
Class B	137,504	.26*
Class C	97,094	.22*
Institutional Class	265,289	.17*
	$ 1,413,110

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,410,851 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.90% - .83%*	$ 32,546
Class T	1.00% - .93%*	124,751
Class B	1.65% - 1.58%*	30,763
Class C	1.75% - 1.68%*	21,857
Institutional Class	.75% - .68%*	38,639
		$ 248,556

* Expense limitation in effect at period end.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,583. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 936
Class T	2,859
Class C	59
$ 3,854

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 3,111,413	$ 5,915,915
Class T	10,786,930	22,901,690
Class B	1,340,103	3,459,536
Class C	1,091,983	2,570,379
Institutional Class	5,370,066	8,286,285
Total	$ 21,700,495	$ 43,133,805
From net realized gain
Class A	$ 2,485,599	$ 1,464,510
Class T	8,985,225	6,264,742
Class B	1,506,398	1,325,653
Class C	1,194,758	978,409
Institutional Class	3,740,111	1,461,618
Total	$ 17,912,091	$ 11,494,932

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	3,705,814	7,744,377	$ 41,064,787	$ 87,127,693
Reinvestment of distributions	433,549	582,634	4,811,955	6,563,346
Shares redeemed	(3,065,751)	(6,592,886)	(34,044,080)	(74,002,402)
Net increase (decrease)	1,073,612	1,734,125	$ 11,832,662	$ 19,688,637
Class T
Shares sold	9,100,961	21,723,985	$ 101,056,697	$ 245,032,503
Reinvestment of distributions	1,702,766	2,460,610	18,906,155	27,731,765
Shares redeemed	(10,429,994)	(26,997,272)	(115,842,154)	(304,328,408)
Net increase (decrease)	373,733	(2,812,677)	$ 4,120,698	$ (31,564,140)
Class B
Shares sold	444,760	1,709,158	$ 4,928,471	$ 19,232,641
Reinvestment of distributions	208,536	334,596	2,313,524	3,766,954
Shares redeemed	(2,896,990)	(5,246,363)	(32,083,820)	(58,993,326)
Net increase (decrease)	(2,243,694)	(3,202,609)	$ (24,841,825)	$ (35,993,731)
Class C
Shares sold	916,393	1,869,844	$ 10,156,026	$ 21,049,741
Reinvestment of distributions	174,812	258,123	1,937,699	2,904,240
Shares redeemed	(1,418,752)	(4,154,782)	(15,716,555)	(46,673,540)
Net increase (decrease)	(327,547)	(2,026,815)	$ (3,622,830)	$ (22,719,559)
Institutional Class
Shares sold	8,949,003	17,324,462	$ 99,518,593	$ 195,489,587
Reinvestment of distributions	765,000	745,564	8,501,782	8,407,041
Shares redeemed	(1,899,112)	(8,029,624)	(21,136,114)	(90,554,636)
Net increase (decrease)	7,814,891	10,040,402	$ 86,884,261	$ 113,341,992

Semiannual Report

11. New Fee Arrangements.

On May 19, 2005, the Board of Trustees approved an amended management contract effective June 1, 2005. The amended contract reduces the management fee from ..43% to .33% of average net assets.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
PROPOSAL 3
To modify the fundamental investment objective of Fidelity Advisor Intermediate Bond Fund.
	# of Votes	% of Votes
Affirmative	554,201,279.21	71.725
Against	28,796,271.69	3.727
Abstain	35,348,779.92	4.575
Broker Non-Votes	154,331,521.67	19.973
TOTAL	772,677,852.49	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

The following is a complete listing of Investments for Fidelity's fixed-income central fund as of April 30, 2005 which is an
investment of Fidelity Advisor Intermediate Bond.

Semiannual Report

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

LTBI-USAN-0605
1.784889.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's Fixed-Income Central Funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,009.90	$ 4.24**
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26**
Class T
Actual	$ 1,000.00	$ 1,010.40	$ 4.69**
HypotheticalA	$ 1,000.00	$ 1,020.13	$ 4.71**
Class B
Actual	$ 1,000.00	$ 1,007.10	$ 7.96**
HypotheticalA	$ 1,000.00	$ 1,016.86	$ 8.00**
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,006.70	$ 8.36**
HypotheticalA	$ 1,000.00	$ 1,016.46	$ 8.40**
Fidelity Mortgage Securities Fund
Actual	$ 1,000.00	$ 1,011.80	$ 3.19**
HypotheticalA	$ 1,000.00	$ 1,021.62	$ 3.21**
Institutional Class
Actual	$ 1,000.00	$ 1,011.80	$ 3.34**
HypotheticalA	$ 1,000.00	$ 1,021.47	$ 3.36**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.85%**
Class T	.94%**
Class B	1.60%**
Class C	1.68%**
Fidelity Mortgage Securities Fund	.64%**
Institutional Class	.67%**

** If contractual expense reductions, effective June 1, 2005, had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	.74%
Actual		$ 3.69
HypotheticalA		$ 3.71

Class T	.82%
Actual		$ 4.09
HypotheticalA		$ 4.11

Class B	1.50%
Actual		$ 7.47
HypotheticalA		$ 7.50

Class C	1.56%
Actual		$ 7.76
HypotheticalA		$ 7.80

	Annualized Expense Ratio	Expenses Paid
Fidelity Mortgage Securities Fund	.45%
Actual		$ 2.25
HypotheticalA		$ 2.26

Institutional Class	.52%
Actual		$ 2.59
HypotheticalA		$ 2.61

A 5% return per year before expenses

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2005
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.3	0.0
Less than 3%	1.2	11.5
3 - 3.99%	9.2	3.3
4 - 4.99%	22.8	17.3
5 - 5.99%	30.0	29.0
6 - 6.99%	15.7	17.6
7% and over	3.7	5.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2005
6 months ago
Years	4.2	3.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2005
6 months ago
Years	2.6	2.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Mortgage Securities 83.3%		Mortgage Securities 73.4%
	Corporate Bonds 0.7%		Corporate Bonds 0.7%
	CMOs and Other Mortgage Related Securities 12.5%		CMOs and Other Mortgage Related Securities 17.1%
	U.S. Government Agency Obligations 0.4%		U.S. Government Agency Obligations 1.6%
	Asset-Backed Securities 6.9%		Asset-Backed Securities 8.2%
	Short-Term Investments and Net Other Assets(dagger) (3.8)%		Short-Term Investments and Net Other Assets(dagger) (1.0)%
* Foreign investments	0.5%	** Foreign investments	0.7%
* Futures and Swaps	(0.2)%	** Futures and Swaps	(1.2)%

* Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 83.3%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 65.0%
3.737% 1/1/35 (c)	$ 539	$ 536
3.793% 6/1/34 (c)	1,616	1,589
3.827% 12/1/34 (c)	107	106
3.83% 1/1/35 (c)	385	384
3.836% 6/1/33 (c)	271	269
3.84% 1/1/35 (c)	1,063	1,059
3.87% 1/1/35 (c)	635	634
3.878% 6/1/33 (c)	1,576	1,567
3.878% 11/1/34 (c)	2,297	2,295
3.913% 12/1/34 (c)	338	337
3.941% 10/1/34 (c)	466	464
3.975% 11/1/34 (c)	726	723
3.98% 1/1/35 (c)	499	497
3.987% 12/1/34 (c)	448	446
4% 6/1/18 to 5/1/19	23,233	22,570
4% 5/1/20 (b)	56,763	55,007
4% 5/17/20 (b)	47,000	45,546
4% 1/1/35 (c)	306	305
4.017% 12/1/34 (c)	2,539	2,544
4.021% 12/1/34 (c)	388	386
4.023% 2/1/35 (c)	320	319
4.025% 1/1/35 (c)	664	662
4.029% 1/1/35 (c)	168	169
4.037% 12/1/34 (c)	240	240
4.048% 1/1/35 (c)	315	314
4.052% 2/1/35 (c)	314	314
4.072% 12/1/34 (c)	657	657
4.105% 1/1/35 (c)	699	701
4.118% 1/1/35 (c)	708	709
4.118% 2/1/35 (c)	245	246
4.12% 2/1/35 (c)	638	639
4.127% 1/1/35 (c)	703	707
4.128% 2/1/35 (c)	1,293	1,294
4.144% 1/1/35 (c)	979	980
4.145% 2/1/35 (c)	787	788
4.151% 1/1/35 (c)	1,186	1,187
4.162% 2/1/35 (c)	659	661
4.17% 11/1/34 (c)	603	603
4.197% 1/1/35 (c)	591	592
4.2% 1/1/35 (c)	1,383	1,396
4.202% 1/1/35 (c)	747	745
4.23% 11/1/34 (c)	196	197
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.25% 2/1/35 (c)	$ 371	$ 369
4.269% 10/1/34 (c)	1,018	1,026
4.305% 8/1/33 (c)	859	868
4.305% 7/1/34 (c)	359	361
4.318% 3/1/33 (c)	183	182
4.324% 12/1/34 (c)	246	246
4.349% 2/1/35 (c)	270	270
4.351% 1/1/35 (c)	369	368
4.368% 2/1/34 (c)	954	955
4.4% 2/1/35 (c)	569	568
4.437% 11/1/34 (c)	5,795	5,858
4.455% 3/1/35 (c)	500	500
4.484% 10/1/34 (c)	2,208	2,233
4.493% 8/1/34 (c)	1,323	1,332
4.499% 3/1/35 (c)	1,124	1,125
4.5% 5/1/20 (b)	167,000	165,069
4.5% 10/1/28 to 5/1/35	222,839	215,517
4.53% 3/1/35 (c)	1,046	1,049
4.549% 8/1/34 (c)	815	822
4.572% 2/1/35 (c)	2,707	2,732
4.587% 2/1/35 (c)	3,330	3,342
4.625% 2/1/35 (c)	1,150	1,156
4.67% 11/1/34 (c)	1,368	1,378
4.694% 11/1/34 (c)	1,355	1,364
4.742% 3/1/35 (c)	648	654
4.748% 7/1/34 (c)	1,221	1,223
5% 9/1/16 to 12/1/34	203,534	202,846
5% 5/1/20 (b)	35,000	35,230
5% 5/1/35 (b)	77,043	76,224
5.5% 4/1/09 to 12/1/33	176,418	179,798
5.5% 5/17/20 (b)	13,000	13,305
5.5% 5/1/35 (b)	14,288	14,418
5.5% 5/12/35 (b)	56,000	56,508
6% 4/1/06 to 1/1/34	120,702	124,876
6.5% 6/1/23 to 5/1/33	72,590	75,729
6.5% 5/1/35 (b)	721	750
6.5% 5/12/35 (b)	40,000	41,600
7% 3/1/17 to 7/1/33	9,763	10,332
7.5% 4/1/22 to 9/1/32	4,801	5,142
8% 9/1/07 to 12/1/29	33	36
8.25% 1/1/13	4	5
8.5% 1/1/16 to 7/1/31	586	627
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
8.75% 11/1/08	$ 2	$ 2
9% 6/1/09 to 10/1/30	1,341	1,479
9.5% 11/1/06 to 8/1/22	241	264
11% 8/1/10	129	141
12.25% 5/1/13 to 5/1/15	53	60
12.5% 8/1/15 to 3/1/16	69	77
12.75% 2/1/15	5	6
13.5% 9/1/14 to 12/1/14	35	40
		1,401,446
Freddie Mac - 12.5%
4.232% 1/1/35 (c)	612	612
4.314% 12/1/34 (c)	542	541
4.364% 1/1/35 (c)	1,376	1,381
4.37% 3/1/35 (c)	775	771
4.401% 2/1/35 (c)	1,068	1,062
4.434% 2/1/35 (c)	1,274	1,279
4.441% 2/1/34 (c)	666	663
4.444% 3/1/35 (c)	475	474
4.491% 3/1/35 (c)	1,425	1,421
4.504% 3/1/35 (c)	575	575
4.564% 2/1/35 (c)	841	837
4.985% 8/1/33 (c)	265	268
5% 7/1/33 to 10/1/33	2,981	2,960
5% 5/1/35 (b)	131,431	129,993
5.5% 3/1/29 to 3/1/35	96,915	98,066
6% 5/1/16 to 5/1/33	7,110	7,326
6.5% 1/1/24 to 9/1/24	2,567	2,682
7.5% 2/1/08 to 7/1/32	16,328	17,384
8% 10/1/07 to 4/1/21	92	98
8.5% 7/1/09 to 9/1/20	243	261
9% 9/1/08 to 5/1/21	689	741
10% 1/1/09 to 5/1/19	207	227
10.5% 8/1/10 to 2/1/16	18	20
12.25% 6/1/14	15	17
12.5% 5/1/12 to 12/1/14	123	138
13% 12/1/13 to 6/1/15	215	242
		270,039
Government National Mortgage Association - 5.8%
6% 10/20/33 to 1/20/34	106,193	109,481
6.5% 5/15/28 to 7/15/34	3,281	3,438
7% 2/15/24 to 7/15/32	5,033	5,339
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7.5% 7/15/05 to 4/15/32	$ 2,839	$ 3,053
8% 6/15/06 to 12/15/25	1,152	1,244
8.5% 7/15/16 to 10/15/28	1,808	1,989
9% 11/20/17	2	2
9.5% 12/15/24	5	5
10.5% 12/20/15 to 2/20/18	89	100
13% 10/15/13	31	35
13.5% 7/15/11 to 10/15/14	19	21
		124,707
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,789,862)		1,796,192
Asset-Backed Securities - 0.9%

ACE Securities Corp. Series 2003-FM1 Class M2, 4.87% 11/25/32 (c)	1,450	1,473
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.92% 10/25/33 (c)	1,265	1,307
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (a)	22	22
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (a)	525	525
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 3.77% 7/25/33 (c)	3,770	3,805
Class M2, 4.87% 7/25/33 (c)	2,600	2,660
Morgan Stanley ABS Capital I, Inc. Series 2003-NC6 Class M2, 4.97% 6/27/33 (c)	6,165	6,339
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,570	1,554
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,470	1,427
TOTAL ASSET-BACKED SECURITIES (Cost $18,833)		19,112
Collateralized Mortgage Obligations - 4.9%

Private Sponsor - 1.2%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 3.42% 3/25/35 (c)	1,577	1,582
Countrywide Home Loans, Inc. sequential pay Series 2002-25 Class 2A1, 5.5% 11/27/17	1,525	1,532
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	$ 6,554	$ 6,597
CS First Boston Mortgage Securities Corp.:
Series 2002-15R Class A1, 8.2345% 1/28/32 (a)(c)	1,000	990
Series 2003-TFLA Class F, 3.37% 4/15/13 (a)(c)	1,400	1,395
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	9,726	9,809
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,890	1,938
Series 2004-SL2 Class A1, 6.5% 10/25/16	509	521
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	1,131	1,137
TOTAL PRIVATE SPONSOR		25,501
U.S. Government Agency - 3.7%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	3,326	3,432
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049	10,664
Series 1999-15 Class PC, 6% 9/25/18	4,647	4,749
Series 2003-26 Class KI, 5% 12/25/15 (e)	5,660	534
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000	10,526
Series 2002-11 Class QB, 5.5% 3/25/15	1,986	2,008
Series 2002-9 Class C, 6.5% 6/25/30	5,000	5,135
Series 2003-73 Class GA, 3.5% 5/25/31	14,204	13,609
sequential pay Series 2001-82 Class VB, 6.5% 3/25/16	2,336	2,339
Series 2002-50 Class LE, 7% 12/25/29	514	519
Series 2003-42 Class HS, 4.25% 12/25/17 (c)(e)	15,389	1,234
Freddie Mac:
planned amortization class Series 70 Class C, 9% 9/15/20	276	276
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	1,366	1,424
Series 2516 Class AH, 5% 1/15/16	744	750
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	2,532	2,655
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2557 Class MA, 4.5% 7/15/16	$ 232	$ 232
Series 2763 Class PD, 4.5% 12/15/17	4,360	4,309
Series 2780 Class OC, 4.5% 3/15/17	2,175	2,168
Series 2885 Class PC, 4.5% 3/15/18	2,845	2,830
sequential pay Series 2750 Class ZT, 5% 2/15/34	2,300	2,098
Series 1658 Class GZ, 7% 1/15/24	4,785	5,017
Series 2907 Class HZ, 5% 12/15/34	3,568	3,580
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	417	419
TOTAL U.S. GOVERNMENT AGENCY		80,507
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $103,765)		106,008
Commercial Mortgage Securities - 3.6%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7259% 2/14/43 (c)(e)	40,356	2,121
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	560	567
Class C, 4.937% 5/14/16 (a)	1,165	1,181
Class D, 4.986% 5/14/16 (a)	425	431
Class E, 5.064% 5/14/16 (a)	1,315	1,335
Class F, 5.182% 5/14/16 (a)	315	320
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6174% 5/15/35 (a)(c)(e)	32,400	1,841
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,220
Class F, 7.734% 1/15/32	600	649
COMM floater Series 2001-FL5A Class E, 4.4538% 11/15/13 (a)(c)	3,205	3,204
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 3.5938% 9/15/14 (a)(c)	185	185
Class E, 3.6538% 9/15/14 (a)(c)	250	250
Class F, 3.7538% 9/15/14 (a)(c)	200	200
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Commercial Mortgage pass thru certificates floater Series 2004-CNL: - continued
Class G, 3.9338% 9/15/14 (a)(c)	$ 455	$ 456
Class H, 4.0338% 9/15/14 (a)(c)	485	486
Class J, 4.5538% 9/15/14 (a)(c)	165	165
Class K, 4.9538% 9/15/14 (a)(c)	260	260
Class L, 5.1538% 9/15/14 (a)(c)	210	210
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	195	198
Series 1999-C1 Class A2, 7.29% 9/15/41	6,100	6,701
Series 1997-C2 Class D, 7.27% 1/17/35	5,175	5,613
Series 1998-C1 Class D, 7.17% 5/17/40	3,360	3,763
Series 2003-TFLA Class G, 3.37% 4/15/13 (a)(c)	700	680
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,390	1,492
Fannie Mae sequential pay:
Series 1999-10 Class MZ, 6.5% 9/17/38	4,523	4,757
Series 2000-7 Class MB, 7.5147% 2/17/24 (c)	5,505	5,819
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8619% 6/17/38 (c)(e)	99,210	4,367
Greenwich Capital Commercial Funding Corp.:
floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (a)(c)	1,015	1,015
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	2,600	2,600
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9716% 4/13/31 (c)	390	412
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	866
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A2, 7.95% 1/15/10	2,790	3,181
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	9,030
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.3462% 4/30/39 (a)(c)	2,760	2,866
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	7,895	8,284
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $78,825)		76,725
Fixed-Income Funds - 16.1%
	Shares	Value (Note 1) (000s)
Fidelity Ultra-Short Central Fund (d) (Cost $346,441)	3,494,099	$ 347,733
Cash Equivalents - 20.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (f) (Cost $434,087)	$ 434,194	434,087
TOTAL INVESTMENT PORTFOLIO - 128.9% (Cost $2,771,813)		2,779,857
NET OTHER ASSETS - (28.9)%		(623,471)
NET ASSETS - 100%		$ 2,156,386
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,791,000 or 1.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income fund's holdings is provided at the end of this report.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(f) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$434,087,000 due 5/2/05 at 2.96%
Banc of America Securities LLC.	$ 66,364
Bank of America, National Association	28,259
Barclays Capital Inc.	113,037
Bear Stearns & Co. Inc.	17,662
Countrywide Securities Corporation	28,259
Credit Suisse First Boston LLC	14,130
J.P. Morgan Securities, Inc.	7,065
Lehman Brothers Inc..	14,130
Morgan Stanley & Co. Incorporated.	81,598
UBS Securities LLC	63,583
$ 434,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $434,087) (cost $2,771,813) - See accompanying schedule		$ 2,779,857
Commitment to sell securities on a delayed delivery basis	$ (100,621)
Receivable for securities sold on a delayed delivery basis	100,726	105
Receivable for investments sold, regular delivery		404
Cash		59
Receivable for fund shares sold		3,184
Interest receivable		8,011
Prepaid expenses		5
Receivable from investment adviser for expense reductions		20
Total assets		2,791,645

Liabilities
Payable for investments purchased Regular delivery	58
Delayed delivery	630,502
Payable for fund shares redeemed	2,568
Distributions payable	518
Accrued management fee	753
Distribution fees payable	165
Other affiliated payables	333
Other payables and accrued expenses	362
Total liabilities		635,259

Net Assets		$ 2,156,386
Net Assets consist of:
Paid in capital		$ 2,148,160
Undistributed net investment income		1,759
Accumulated undistributed net realized gain (loss) on investments		(1,682)
Net unrealized appreciation (depreciation) on investments		8,149
Net Assets		$ 2,156,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($53,828 ÷ 4,813 shares)	$ 11.18

Maximum offering price per share (100/95.25 of $11.18)	$ 11.74
Class T: Net Asset Value and redemption price per share ($128,028 ÷ 11,431 shares)	$ 11.20

Maximum offering price per share (100/96.50 of $11.20)	$ 11.61
Class B: Net Asset Value and offering price per share ($118,913 ÷ 10,633 shares)A	$ 11.18

Class C: Net Asset Value and offering price per share ($50,001 ÷ 4,475 shares)A	$ 11.17

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,790,718 ÷ 159,832 shares)	$ 11.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,898 ÷ 1,333 shares)	$ 11.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Interest		$ 42,758

Expenses
Management fee	$ 4,336
Transfer agent fees	1,579
Distribution fees	1,042
Accounting fees and expenses	365
Independent trustees' compensation	5
Custodian fees and expenses	67
Registration fees	128
Audit	54
Legal	23
Miscellaneous	125
Total expenses before reductions	7,724
Expense reductions	(83)	7,641
Net investment income		35,117
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(767)
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,288)
Delayed delivery commitments	105
Total change in net unrealized appreciation (depreciation)		(11,183)
Net gain (loss)		(11,950)
Net increase (decrease) in net assets resulting from operations		$ 23,167

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 35,117	$ 59,740
Net realized gain (loss)	(767)	13,137
Change in net unrealized appreciation (depreciation)	(11,183)	14,539
Net increase (decrease) in net assets resulting from operations	23,167	87,416
Distributions to shareholders from net investment income	(37,451)	(60,059)
Distributions to shareholders from net realized gain	(10,450)	(23,783)
Total distributions	(47,901)	(83,842)
Share transactions - net increase (decrease)	264,404	90,855
Total increase (decrease) in net assets	239,670	94,429

Net Assets
Beginning of period	1,916,716	1,822,287
End of period (including undistributed net investment income of $1,759 and undistributed net investment income of $4,093, respectively)	$ 2,156,386	$ 1,916,716

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48
Income from Investment Operations
Net investment income E	.187	.365	.282	.502 G	.630	.665
Net realized and unrealized gain (loss)	(.077)	.181	.112	.172 G	.613	.086
Total from investment operations	.110	.546	.394	.674	1.243	.751
Distributions from net investment income	(.200)	(.366)	(.274)	(.534)	(.653)	(.701)
Distributions from net realized gain	(.060)	(.150)	(.080)	-	-	-
Total distributions	(.260)	(.516)	(.354)	(.534)	(.653)	(.701)
Net asset value, end of period	$ 11.18	$ 11.33	$ 11.30	$ 11.26	$ 11.12	$ 10.53
Total Return B, C, D	.99%	4.97%	3.56%	6.26%	12.15%	7.49%
Ratios to Average Net Assets F
Expenses before expense reductions	.89% A	.86%	.81%	.84%	.85%	.88%
Expenses net of voluntary waivers, if any	.85% A	.86%	.81%	.84%	.85%	.88%
Expenses net of all reductions	.85% A	.86%	.81%	.84%	.85%	.88%
Net investment income	3.37% A	3.24%	2.51%	4.55% G	5.86%	6.44%
Supplemental Data
Net assets, end of period (in millions)	$ 54	$ 55	$ 69	$ 63	$ 15	$ 5
Portfolio turnover rate	223% A	204%	356%	231%	194%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.48
Income from Investment Operations
Net investment income E	.182	.353	.270	.492 G	.622	.653
Net realized and unrealized gain (loss)	(.067)	.181	.101	.171 G	.617	.092
Total from investment operations	.115	.534	.371	.663	1.239	.745
Distributions from net investment income	(.195)	(.354)	(.261)	(.523)	(.639)	(.685)
Distributions from net realized gain	(.060)	(.150)	(.080)	-	-	-
Total distributions	(.255)	(.504)	(.341)	(.523)	(.639)	(.685)
Net asset value, end of period	$ 11.20	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54
Total Return B, C, D	1.04%	4.86%	3.34%	6.15%	12.09%	7.42%
Ratios to Average Net Assets F
Expenses before expense reductions	.97% A	.96%	.93%	.94%	.96%	1.00%
Expenses net of voluntary waivers, if any	.94% A	.96%	.93%	.94%	.96%	1.00%
Expenses net of all reductions	.94% A	.96%	.93%	.94%	.96%	1.00%
Net investment income	3.28% A	3.14%	2.39%	4.45% G	5.75%	6.33%
Supplemental Data
Net assets, end of period (in millions)	$ 128	$ 131	$ 155	$ 195	$ 106	$ 61
Portfolio turnover rate	223% A	204%	356%	231%	194%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48
Income from Investment Operations
Net investment income E	.145	.278	.197	.421 G	.551	.593
Net realized and unrealized gain (loss)	(.066)	.172	.112	.171 G	.611	.081
Total from investment operations	.079	.450	.309	.592	1.162	.674
Distributions from net investment income	(.159)	(.280)	(.189)	(.452)	(.572)	(.624)
Distributions from net realized gain	(.060)	(.150)	(.080)	-	-	-
Total distributions	(.219)	(.430)	(.269)	(.452)	(.572)	(.624)
Net asset value, end of period	$ 11.18	$ 11.32	$ 11.30	$ 11.26	$ 11.12	$ 10.53
Total Return B, C, D	.71%	4.08%	2.78%	5.48%	11.32%	6.70%
Ratios to Average Net Assets F
Expenses before expense reductions	1.66% A	1.63%	1.57%	1.58%	1.60%	1.60%
Expenses net of voluntary waivers, if any	1.60% A	1.63%	1.57%	1.58%	1.60%	1.60%
Expenses net of all reductions	1.60% A	1.63%	1.57%	1.57%	1.60%	1.60%
Net investment income	2.61% A	2.48%	1.75%	3.82% G	5.11%	5.73%
Supplemental Data
Net assets, end of period (in millions)	$ 119	$ 134	$ 182	$ 176	$ 57	$ 20
Portfolio turnover rate	223% A	204%	356%	231%	194%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 11.29	$ 11.25	$ 11.10	$ 10.89
Income from Investment Operations
Net investment income E	.141	.273	.189	.413 H	.112
Net realized and unrealized gain (loss)	(.066)	.172	.112	.173 H	.238
Total from investment operations	.075	.445	.301	.586	.350
Distributions from net investment income	(.155)	(.275)	(.181)	(.436)	(.140)
Distributions from net realized gain	(.060)	(.150)	(.080)	-	-
Total distributions	(.215)	(.425)	(.261)	(.436)	(.140)
Net asset value, end of period	$ 11.17	$ 11.31	$ 11.29	$ 11.25	$ 11.10
Total Return B, C, D	.67%	4.04%	2.71%	5.43%	3.22%
Ratios to Average Net Assets G
Expenses before expense reductions	1.72% A	1.68%	1.64%	1.64%	1.60% A
Expenses net of voluntary waivers, if any	1.68% A	1.68%	1.64%	1.64%	1.60% A
Expenses net of all reductions	1.68% A	1.68%	1.64%	1.64%	1.60% A
Net investment income	2.54% A	2.42%	1.68%	3.75% H	4.87% A
Supplemental Data
Net assets, end of period (in millions)	$ 50	$ 58	$ 99	$ 74	$ 3
Portfolio turnover rate	223% A	204%	356%	231%	194%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.49
Income from Investment Operations
Net investment income D	.199	.390	.306	.526 F	.654	.690
Net realized and unrealized gain (loss)	(.067)	.183	.102	.170 F	.619	.078
Total from investment operations	.132	.573	.408	.696	1.273	.768
Distributions from net investment income	(.212)	(.393)	(.298)	(.556)	(.673)	(.718)
Distributions from net realized gain	(.060)	(.150)	(.080)	-	-	-
Total distributions	(.272)	(.543)	(.378)	(.556)	(.673)	(.718)
Net asset value, end of period	$ 11.20	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54
Total Return B, C	1.18%	5.21%	3.68%	6.47%	12.44%	7.66%
Ratios to Average Net Assets E
Expenses before expense reductions	.64% A	.62%	.60%	.63%	.66%	.67%
Expenses net of voluntary waivers, if any	.64% A	.62%	.60%	.63%	.66%	.67%
Expenses net of all reductions	.64% A	.62%	.60%	.63%	.66%	.67%
Net investment income	3.58% A	3.48%	2.72%	4.76% F	6.04%	6.65%
Supplemental Data
Net assets, end of period (in millions)	$ 1,791	$ 1,525	$ 1,302	$ 1,208	$ 430	$ 371
Portfolio turnover rate	223% A	204%	356%	231%	194%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Net asset value, beginning of period	$ 11.32	$ 11.29	$ 11.25	$ 11.11	$ 10.52	$ 10.47
Income from Investment Operations
Net investment income D	.197	.387	.302	.513 F	.644	.684
Net realized and unrealized gain (loss)	(.066)	.182	.112	.171 F	.610	.080
Total from investment operations	.131	.569	.414	.684	1.254	.764
Distributions from net investment income	(.211)	(.389)	(.294)	(.544)	(.664)	(.714)
Distributions from net realized gain	(.060)	(.150)	(.080)	-	-	-
Total distributions	(.271)	(.539)	(.374)	(.544)	(.664)	(.714)
Net asset value, end of period	$ 11.18	$ 11.32	$ 11.29	$ 11.25	$ 11.11	$ 10.52
Total Return B, C	1.18%	5.19%	3.75%	6.36%	12.27%	7.64%
Ratios to Average Net Assets E
Expenses before expense reductions	.67% A	.66%	.63%	.75%	.76%	.73%
Expenses net of voluntary waivers, if any	.67% A	.66%	.63%	.75%	.75%	.73%
Expenses net of all reductions	.67% A	.66%	.63%	.75%	.75%	.72%
Net investment income	3.55% A	3.45%	2.69%	4.65% F	5.95%	6.60%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 13	$ 16	$ 12	$ 7	$ 9
Portfolio turnover rate	223% A	204%	356%	231%	194%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B,Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,671
Unrealized depreciation	(10,010)
Net unrealized appreciation (depreciation)	$ 4,661
Cost for federal income tax purposes	$ 2,775,196

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

2. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,333 and $45,189, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 40	$ -
Class T	0%	.25%	162	3
Class B	.65%	.25%	570	413
Class C	.75%	.25%	270	32
			$ 1,042	$ 448
Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15
Class T	7
Class B*	198
Class C	9
$ 229

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Mortgage Securities Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Mortgage Securities Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 64.24
Class T	141.22
Class B	158.25
Class C	57.21
Fidelity Mortgage Securities Fund	1,146.14
Institutional Class	13.17
	$ 1,579

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,898 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.90% - .83%*	$ 11
Class T	1.00% -.93%*	22
Class B	1.65% - 1.58%*	36
Class C	1.75% - 1.68%*	11
Fidelity Mortgage Securities Fund	.75%	-
Institutional Class	.75% - .68%*	1
		$ 81

* Expense limitation in effect at period end.

Effective June 1, 2005, the expense limitation will be eliminated for the Fidelity Mortgage Securities Fund shares.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2.

Semiannual Report

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 961	$ 1,954
Class T	2,256	4,349
Class B	1,793	3,827
Class C	748	1,788
Fidelity Mortgage Securities Fund	31,413	47,698
Institutional Class	280	443
Total	$ 37,451	$ 60,059
From net realized gain
Class A	$ 287	$ 889
Class T	691	1,953
Class B	700	2,324
Class C	301	1,223
Fidelity Mortgage Securities Fund	8,396	17,203
Institutional Class	75	191
Total	$ 10,450	$ 23,783

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	716	1,641	$ 8,024	$ 18,405
Reinvestment of distributions	97	217	1,085	2,435
Shares redeemed	(874)	(3,086)	(9,798)	(34,550)
Net increase (decrease)	(61)	(1,228)	$ (689)	$ (13,710)
Class T
Shares sold	1,800	4,195	$ 20,230	$ 47,196
Reinvestment of distributions	247	522	2,771	5,858
Shares redeemed	(2,153)	(6,866)	(24,154)	(77,143)
Net increase (decrease)	(106)	(2,149)	$ (1,153)	$ (24,089)
Class B
Shares sold	215	713	$ 2,412	$ 8,013
Reinvestment of distributions	182	449	2,036	5,030
Shares redeemed	(1,621)	(5,387)	(18,156)	(60,324)
Net increase (decrease)	(1,224)	(4,225)	$ (13,708)	$ (47,281)
Class C
Shares sold	281	835	$ 3,151	$ 9,365
Reinvestment of distributions	74	207	830	2,314
Shares redeemed	(1,008)	(4,707)	(11,276)	(52,702)
Net increase (decrease)	(653)	(3,665)	$ (7,295)	$ (41,023)
Fidelity Mortgage Securities Fund
Shares sold	39,561	53,695	$ 444,330	$ 604,255
Reinvestment of distributions	3,285	5,298	36,856	59,524
Shares redeemed	(17,457)	(39,584)	(195,788)	(444,008)
Net increase (decrease)	25,389	19,409	$ 285,398	$ 219,771
Institutional Class
Shares sold	467	482	$ 5,240	$ 5,417
Reinvestment of distributions	23	39	257	433
Shares redeemed	(327)	(772)	(3,646)	(8,663)
Net increase (decrease)	163	(251)	$ 1,851	$ (2,813)

Semiannual Report

10. New Fee Arrangements.

On May 19, 2005, the Board of Trustees approved an amended management contract effective June 1, 2005. The amended contract reduces the management fee from ..43% to .33% of average net assets. A new Fundwide Operations and Expense Agreement has also been approved under which FMR will provide for fund level expenses (which do not include transfer agent or Rule 12b-1 fees) in return for a fee equal to .35% less the total amount of the management fee, effectively limiting overall fund level expenses, including management fees, to .35% of average net assets.

Under a separate amended contract, transfer agent fees for the Fidelity Mortgage Securities Fund shares will consist of an asset based fee which will be reduced to a rate of .10% of average net assets. The account fees will be eliminated.

Semiannual Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of April 30, 2005 which is
an investment of Fidelity Advisor Mortgage Securities Fund

Semiannual Report

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AMOR-USAN-0605
1.784898.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mortgage Securities
Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's Fixed-Income Central Funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,009.90	$ 4.24**
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26**
Class T
Actual	$ 1,000.00	$ 1,010.40	$ 4.69**
HypotheticalA	$ 1,000.00	$ 1,020.13	$ 4.71**
Class B
Actual	$ 1,000.00	$ 1,007.10	$ 7.96**
HypotheticalA	$ 1,000.00	$ 1,016.86	$ 8.00**
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,006.70	$ 8.36**
HypotheticalA	$ 1,000.00	$ 1,016.46	$ 8.40**
Fidelity Mortgage Securities Fund
Actual	$ 1,000.00	$ 1,011.80	$ 3.19**
HypotheticalA	$ 1,000.00	$ 1,021.62	$ 3.21**
Institutional Class
Actual	$ 1,000.00	$ 1,011.80	$ 3.34**
HypotheticalA	$ 1,000.00	$ 1,021.47	$ 3.36**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.85%**
Class T	.94%**
Class B	1.60%**
Class C	1.68%**
Fidelity Mortgage Securities Fund	.64%**
Institutional Class	.67%**

** If contractual expense reductions, effective June 1, 2005, had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	.74%
Actual		$ 3.69
HypotheticalA		$ 3.71

Class T	.82%
Actual		$ 4.09
HypotheticalA		$ 4.11

Class B	1.50%
Actual		$ 7.47
HypotheticalA		$ 7.50

Class C	1.56%
Actual		$ 7.76
HypotheticalA		$ 7.80

	Annualized Expense Ratio	Expenses Paid
Fidelity Mortgage Securities Fund	.45%
Actual		$ 2.25
HypotheticalA		$ 2.26

Institutional Class	.52%
Actual		$ 2.59
HypotheticalA		$ 2.61

A 5% return per year before expenses

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2005
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.3	0.0
Less than 3%	1.2	11.5
3 - 3.99%	9.2	3.3
4 - 4.99%	22.8	17.3
5 - 5.99%	30.0	29.0
6 - 6.99%	15.7	17.6
7% and over	3.7	5.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2005
6 months ago
Years	4.2	3.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2005
6 months ago
Years	2.6	2.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Mortgage Securities 83.3%		Mortgage Securities 73.4%
	Corporate Bonds 0.7%		Corporate Bonds 0.7%
	CMOs and Other Mortgage Related Securities 12.5%		CMOs and Other Mortgage Related Securities 17.1%
	U.S. Government Agency Obligations 0.4%		U.S. Government Agency Obligations 1.6%
	Asset-Backed Securities 6.9%		Asset-Backed Securities 8.2%
	Short-Term Investments and Net Other Assets(dagger) (3.8)%		Short-Term Investments and Net Other Assets(dagger) (1.0)%
* Foreign investments	0.5%	** Foreign investments	0.7%
* Futures and Swaps	(0.2)%	** Futures and Swaps	(1.2)%

* Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 83.3%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 65.0%
3.737% 1/1/35 (c)	$ 539	$ 536
3.793% 6/1/34 (c)	1,616	1,589
3.827% 12/1/34 (c)	107	106
3.83% 1/1/35 (c)	385	384
3.836% 6/1/33 (c)	271	269
3.84% 1/1/35 (c)	1,063	1,059
3.87% 1/1/35 (c)	635	634
3.878% 6/1/33 (c)	1,576	1,567
3.878% 11/1/34 (c)	2,297	2,295
3.913% 12/1/34 (c)	338	337
3.941% 10/1/34 (c)	466	464
3.975% 11/1/34 (c)	726	723
3.98% 1/1/35 (c)	499	497
3.987% 12/1/34 (c)	448	446
4% 6/1/18 to 5/1/19	23,233	22,570
4% 5/1/20 (b)	56,763	55,007
4% 5/17/20 (b)	47,000	45,546
4% 1/1/35 (c)	306	305
4.017% 12/1/34 (c)	2,539	2,544
4.021% 12/1/34 (c)	388	386
4.023% 2/1/35 (c)	320	319
4.025% 1/1/35 (c)	664	662
4.029% 1/1/35 (c)	168	169
4.037% 12/1/34 (c)	240	240
4.048% 1/1/35 (c)	315	314
4.052% 2/1/35 (c)	314	314
4.072% 12/1/34 (c)	657	657
4.105% 1/1/35 (c)	699	701
4.118% 1/1/35 (c)	708	709
4.118% 2/1/35 (c)	245	246
4.12% 2/1/35 (c)	638	639
4.127% 1/1/35 (c)	703	707
4.128% 2/1/35 (c)	1,293	1,294
4.144% 1/1/35 (c)	979	980
4.145% 2/1/35 (c)	787	788
4.151% 1/1/35 (c)	1,186	1,187
4.162% 2/1/35 (c)	659	661
4.17% 11/1/34 (c)	603	603
4.197% 1/1/35 (c)	591	592
4.2% 1/1/35 (c)	1,383	1,396
4.202% 1/1/35 (c)	747	745
4.23% 11/1/34 (c)	196	197
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.25% 2/1/35 (c)	$ 371	$ 369
4.269% 10/1/34 (c)	1,018	1,026
4.305% 8/1/33 (c)	859	868
4.305% 7/1/34 (c)	359	361
4.318% 3/1/33 (c)	183	182
4.324% 12/1/34 (c)	246	246
4.349% 2/1/35 (c)	270	270
4.351% 1/1/35 (c)	369	368
4.368% 2/1/34 (c)	954	955
4.4% 2/1/35 (c)	569	568
4.437% 11/1/34 (c)	5,795	5,858
4.455% 3/1/35 (c)	500	500
4.484% 10/1/34 (c)	2,208	2,233
4.493% 8/1/34 (c)	1,323	1,332
4.499% 3/1/35 (c)	1,124	1,125
4.5% 5/1/20 (b)	167,000	165,069
4.5% 10/1/28 to 5/1/35	222,839	215,517
4.53% 3/1/35 (c)	1,046	1,049
4.549% 8/1/34 (c)	815	822
4.572% 2/1/35 (c)	2,707	2,732
4.587% 2/1/35 (c)	3,330	3,342
4.625% 2/1/35 (c)	1,150	1,156
4.67% 11/1/34 (c)	1,368	1,378
4.694% 11/1/34 (c)	1,355	1,364
4.742% 3/1/35 (c)	648	654
4.748% 7/1/34 (c)	1,221	1,223
5% 9/1/16 to 12/1/34	203,534	202,846
5% 5/1/20 (b)	35,000	35,230
5% 5/1/35 (b)	77,043	76,224
5.5% 4/1/09 to 12/1/33	176,418	179,798
5.5% 5/17/20 (b)	13,000	13,305
5.5% 5/1/35 (b)	14,288	14,418
5.5% 5/12/35 (b)	56,000	56,508
6% 4/1/06 to 1/1/34	120,702	124,876
6.5% 6/1/23 to 5/1/33	72,590	75,729
6.5% 5/1/35 (b)	721	750
6.5% 5/12/35 (b)	40,000	41,600
7% 3/1/17 to 7/1/33	9,763	10,332
7.5% 4/1/22 to 9/1/32	4,801	5,142
8% 9/1/07 to 12/1/29	33	36
8.25% 1/1/13	4	5
8.5% 1/1/16 to 7/1/31	586	627
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
8.75% 11/1/08	$ 2	$ 2
9% 6/1/09 to 10/1/30	1,341	1,479
9.5% 11/1/06 to 8/1/22	241	264
11% 8/1/10	129	141
12.25% 5/1/13 to 5/1/15	53	60
12.5% 8/1/15 to 3/1/16	69	77
12.75% 2/1/15	5	6
13.5% 9/1/14 to 12/1/14	35	40
		1,401,446
Freddie Mac - 12.5%
4.232% 1/1/35 (c)	612	612
4.314% 12/1/34 (c)	542	541
4.364% 1/1/35 (c)	1,376	1,381
4.37% 3/1/35 (c)	775	771
4.401% 2/1/35 (c)	1,068	1,062
4.434% 2/1/35 (c)	1,274	1,279
4.441% 2/1/34 (c)	666	663
4.444% 3/1/35 (c)	475	474
4.491% 3/1/35 (c)	1,425	1,421
4.504% 3/1/35 (c)	575	575
4.564% 2/1/35 (c)	841	837
4.985% 8/1/33 (c)	265	268
5% 7/1/33 to 10/1/33	2,981	2,960
5% 5/1/35 (b)	131,431	129,993
5.5% 3/1/29 to 3/1/35	96,915	98,066
6% 5/1/16 to 5/1/33	7,110	7,326
6.5% 1/1/24 to 9/1/24	2,567	2,682
7.5% 2/1/08 to 7/1/32	16,328	17,384
8% 10/1/07 to 4/1/21	92	98
8.5% 7/1/09 to 9/1/20	243	261
9% 9/1/08 to 5/1/21	689	741
10% 1/1/09 to 5/1/19	207	227
10.5% 8/1/10 to 2/1/16	18	20
12.25% 6/1/14	15	17
12.5% 5/1/12 to 12/1/14	123	138
13% 12/1/13 to 6/1/15	215	242
		270,039
Government National Mortgage Association - 5.8%
6% 10/20/33 to 1/20/34	106,193	109,481
6.5% 5/15/28 to 7/15/34	3,281	3,438
7% 2/15/24 to 7/15/32	5,033	5,339
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7.5% 7/15/05 to 4/15/32	$ 2,839	$ 3,053
8% 6/15/06 to 12/15/25	1,152	1,244
8.5% 7/15/16 to 10/15/28	1,808	1,989
9% 11/20/17	2	2
9.5% 12/15/24	5	5
10.5% 12/20/15 to 2/20/18	89	100
13% 10/15/13	31	35
13.5% 7/15/11 to 10/15/14	19	21
		124,707
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,789,862)		1,796,192
Asset-Backed Securities - 0.9%

ACE Securities Corp. Series 2003-FM1 Class M2, 4.87% 11/25/32 (c)	1,450	1,473
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.92% 10/25/33 (c)	1,265	1,307
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (a)	22	22
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (a)	525	525
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 3.77% 7/25/33 (c)	3,770	3,805
Class M2, 4.87% 7/25/33 (c)	2,600	2,660
Morgan Stanley ABS Capital I, Inc. Series 2003-NC6 Class M2, 4.97% 6/27/33 (c)	6,165	6,339
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,570	1,554
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,470	1,427
TOTAL ASSET-BACKED SECURITIES (Cost $18,833)		19,112
Collateralized Mortgage Obligations - 4.9%

Private Sponsor - 1.2%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 3.42% 3/25/35 (c)	1,577	1,582
Countrywide Home Loans, Inc. sequential pay Series 2002-25 Class 2A1, 5.5% 11/27/17	1,525	1,532
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	$ 6,554	$ 6,597
CS First Boston Mortgage Securities Corp.:
Series 2002-15R Class A1, 8.2345% 1/28/32 (a)(c)	1,000	990
Series 2003-TFLA Class F, 3.37% 4/15/13 (a)(c)	1,400	1,395
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	9,726	9,809
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,890	1,938
Series 2004-SL2 Class A1, 6.5% 10/25/16	509	521
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	1,131	1,137
TOTAL PRIVATE SPONSOR		25,501
U.S. Government Agency - 3.7%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	3,326	3,432
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049	10,664
Series 1999-15 Class PC, 6% 9/25/18	4,647	4,749
Series 2003-26 Class KI, 5% 12/25/15 (e)	5,660	534
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000	10,526
Series 2002-11 Class QB, 5.5% 3/25/15	1,986	2,008
Series 2002-9 Class C, 6.5% 6/25/30	5,000	5,135
Series 2003-73 Class GA, 3.5% 5/25/31	14,204	13,609
sequential pay Series 2001-82 Class VB, 6.5% 3/25/16	2,336	2,339
Series 2002-50 Class LE, 7% 12/25/29	514	519
Series 2003-42 Class HS, 4.25% 12/25/17 (c)(e)	15,389	1,234
Freddie Mac:
planned amortization class Series 70 Class C, 9% 9/15/20	276	276
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	1,366	1,424
Series 2516 Class AH, 5% 1/15/16	744	750
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	2,532	2,655
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2557 Class MA, 4.5% 7/15/16	$ 232	$ 232
Series 2763 Class PD, 4.5% 12/15/17	4,360	4,309
Series 2780 Class OC, 4.5% 3/15/17	2,175	2,168
Series 2885 Class PC, 4.5% 3/15/18	2,845	2,830
sequential pay Series 2750 Class ZT, 5% 2/15/34	2,300	2,098
Series 1658 Class GZ, 7% 1/15/24	4,785	5,017
Series 2907 Class HZ, 5% 12/15/34	3,568	3,580
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	417	419
TOTAL U.S. GOVERNMENT AGENCY		80,507
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $103,765)		106,008
Commercial Mortgage Securities - 3.6%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7259% 2/14/43 (c)(e)	40,356	2,121
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	560	567
Class C, 4.937% 5/14/16 (a)	1,165	1,181
Class D, 4.986% 5/14/16 (a)	425	431
Class E, 5.064% 5/14/16 (a)	1,315	1,335
Class F, 5.182% 5/14/16 (a)	315	320
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6174% 5/15/35 (a)(c)(e)	32,400	1,841
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,220
Class F, 7.734% 1/15/32	600	649
COMM floater Series 2001-FL5A Class E, 4.4538% 11/15/13 (a)(c)	3,205	3,204
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 3.5938% 9/15/14 (a)(c)	185	185
Class E, 3.6538% 9/15/14 (a)(c)	250	250
Class F, 3.7538% 9/15/14 (a)(c)	200	200
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Commercial Mortgage pass thru certificates floater Series 2004-CNL: - continued
Class G, 3.9338% 9/15/14 (a)(c)	$ 455	$ 456
Class H, 4.0338% 9/15/14 (a)(c)	485	486
Class J, 4.5538% 9/15/14 (a)(c)	165	165
Class K, 4.9538% 9/15/14 (a)(c)	260	260
Class L, 5.1538% 9/15/14 (a)(c)	210	210
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	195	198
Series 1999-C1 Class A2, 7.29% 9/15/41	6,100	6,701
Series 1997-C2 Class D, 7.27% 1/17/35	5,175	5,613
Series 1998-C1 Class D, 7.17% 5/17/40	3,360	3,763
Series 2003-TFLA Class G, 3.37% 4/15/13 (a)(c)	700	680
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,390	1,492
Fannie Mae sequential pay:
Series 1999-10 Class MZ, 6.5% 9/17/38	4,523	4,757
Series 2000-7 Class MB, 7.5147% 2/17/24 (c)	5,505	5,819
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8619% 6/17/38 (c)(e)	99,210	4,367
Greenwich Capital Commercial Funding Corp.:
floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (a)(c)	1,015	1,015
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	2,600	2,600
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9716% 4/13/31 (c)	390	412
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	866
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A2, 7.95% 1/15/10	2,790	3,181
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	9,030
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.3462% 4/30/39 (a)(c)	2,760	2,866
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	7,895	8,284
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $78,825)		76,725
Fixed-Income Funds - 16.1%
	Shares	Value (Note 1) (000s)
Fidelity Ultra-Short Central Fund (d) (Cost $346,441)	3,494,099	$ 347,733
Cash Equivalents - 20.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (f) (Cost $434,087)	$ 434,194	434,087
TOTAL INVESTMENT PORTFOLIO - 128.9% (Cost $2,771,813)		2,779,857
NET OTHER ASSETS - (28.9)%		(623,471)
NET ASSETS - 100%		$ 2,156,386
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,791,000 or 1.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income fund's holdings is provided at the end of this report.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(f) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$434,087,000 due 5/2/05 at 2.96%
Banc of America Securities LLC.	$ 66,364
Bank of America, National Association	28,259
Barclays Capital Inc.	113,037
Bear Stearns & Co. Inc.	17,662
Countrywide Securities Corporation	28,259
Credit Suisse First Boston LLC	14,130
J.P. Morgan Securities, Inc.	7,065
Lehman Brothers Inc..	14,130
Morgan Stanley & Co. Incorporated.	81,598
UBS Securities LLC	63,583
$ 434,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $434,087) (cost $2,771,813) - See accompanying schedule		$ 2,779,857
Commitment to sell securities on a delayed delivery basis	$ (100,621)
Receivable for securities sold on a delayed delivery basis	100,726	105
Receivable for investments sold, regular delivery		404
Cash		59
Receivable for fund shares sold		3,184
Interest receivable		8,011
Prepaid expenses		5
Receivable from investment adviser for expense reductions		20
Total assets		2,791,645

Liabilities
Payable for investments purchased Regular delivery	58
Delayed delivery	630,502
Payable for fund shares redeemed	2,568
Distributions payable	518
Accrued management fee	753
Distribution fees payable	165
Other affiliated payables	333
Other payables and accrued expenses	362
Total liabilities		635,259

Net Assets		$ 2,156,386
Net Assets consist of:
Paid in capital		$ 2,148,160
Undistributed net investment income		1,759
Accumulated undistributed net realized gain (loss) on investments		(1,682)
Net unrealized appreciation (depreciation) on investments		8,149
Net Assets		$ 2,156,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($53,828 ÷ 4,813 shares)	$ 11.18

Maximum offering price per share (100/95.25 of $11.18)	$ 11.74
Class T: Net Asset Value and redemption price per share ($128,028 ÷ 11,431 shares)	$ 11.20

Maximum offering price per share (100/96.50 of $11.20)	$ 11.61
Class B: Net Asset Value and offering price per share ($118,913 ÷ 10,633 shares)A	$ 11.18

Class C: Net Asset Value and offering price per share ($50,001 ÷ 4,475 shares)A	$ 11.17

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,790,718 ÷ 159,832 shares)	$ 11.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,898 ÷ 1,333 shares)	$ 11.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Interest		$ 42,758

Expenses
Management fee	$ 4,336
Transfer agent fees	1,579
Distribution fees	1,042
Accounting fees and expenses	365
Independent trustees' compensation	5
Custodian fees and expenses	67
Registration fees	128
Audit	54
Legal	23
Miscellaneous	125
Total expenses before reductions	7,724
Expense reductions	(83)	7,641
Net investment income		35,117
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(767)
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,288)
Delayed delivery commitments	105
Total change in net unrealized appreciation (depreciation)		(11,183)
Net gain (loss)		(11,950)
Net increase (decrease) in net assets resulting from operations		$ 23,167

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 35,117	$ 59,740
Net realized gain (loss)	(767)	13,137
Change in net unrealized appreciation (depreciation)	(11,183)	14,539
Net increase (decrease) in net assets resulting from operations	23,167	87,416
Distributions to shareholders from net investment income	(37,451)	(60,059)
Distributions to shareholders from net realized gain	(10,450)	(23,783)
Total distributions	(47,901)	(83,842)
Share transactions - net increase (decrease)	264,404	90,855
Total increase (decrease) in net assets	239,670	94,429

Net Assets
Beginning of period	1,916,716	1,822,287
End of period (including undistributed net investment income of $1,759 and undistributed net investment income of $4,093, respectively)	$ 2,156,386	$ 1,916,716

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48
Income from Investment Operations
Net investment income E	.187	.365	.282	.502 G	.630	.665
Net realized and unrealized gain (loss)	(.077)	.181	.112	.172 G	.613	.086
Total from investment operations	.110	.546	.394	.674	1.243	.751
Distributions from net investment income	(.200)	(.366)	(.274)	(.534)	(.653)	(.701)
Distributions from net realized gain	(.060)	(.150)	(.080)	-	-	-
Total distributions	(.260)	(.516)	(.354)	(.534)	(.653)	(.701)
Net asset value, end of period	$ 11.18	$ 11.33	$ 11.30	$ 11.26	$ 11.12	$ 10.53
Total Return B, C, D	.99%	4.97%	3.56%	6.26%	12.15%	7.49%
Ratios to Average Net Assets F
Expenses before expense reductions	.89% A	.86%	.81%	.84%	.85%	.88%
Expenses net of voluntary waivers, if any	.85% A	.86%	.81%	.84%	.85%	.88%
Expenses net of all reductions	.85% A	.86%	.81%	.84%	.85%	.88%
Net investment income	3.37% A	3.24%	2.51%	4.55% G	5.86%	6.44%
Supplemental Data
Net assets, end of period (in millions)	$ 54	$ 55	$ 69	$ 63	$ 15	$ 5
Portfolio turnover rate	223% A	204%	356%	231%	194%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.48
Income from Investment Operations
Net investment income E	.182	.353	.270	.492 G	.622	.653
Net realized and unrealized gain (loss)	(.067)	.181	.101	.171 G	.617	.092
Total from investment operations	.115	.534	.371	.663	1.239	.745
Distributions from net investment income	(.195)	(.354)	(.261)	(.523)	(.639)	(.685)
Distributions from net realized gain	(.060)	(.150)	(.080)	-	-	-
Total distributions	(.255)	(.504)	(.341)	(.523)	(.639)	(.685)
Net asset value, end of period	$ 11.20	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54
Total Return B, C, D	1.04%	4.86%	3.34%	6.15%	12.09%	7.42%
Ratios to Average Net Assets F
Expenses before expense reductions	.97% A	.96%	.93%	.94%	.96%	1.00%
Expenses net of voluntary waivers, if any	.94% A	.96%	.93%	.94%	.96%	1.00%
Expenses net of all reductions	.94% A	.96%	.93%	.94%	.96%	1.00%
Net investment income	3.28% A	3.14%	2.39%	4.45% G	5.75%	6.33%
Supplemental Data
Net assets, end of period (in millions)	$ 128	$ 131	$ 155	$ 195	$ 106	$ 61
Portfolio turnover rate	223% A	204%	356%	231%	194%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48
Income from Investment Operations
Net investment income E	.145	.278	.197	.421 G	.551	.593
Net realized and unrealized gain (loss)	(.066)	.172	.112	.171 G	.611	.081
Total from investment operations	.079	.450	.309	.592	1.162	.674
Distributions from net investment income	(.159)	(.280)	(.189)	(.452)	(.572)	(.624)
Distributions from net realized gain	(.060)	(.150)	(.080)	-	-	-
Total distributions	(.219)	(.430)	(.269)	(.452)	(.572)	(.624)
Net asset value, end of period	$ 11.18	$ 11.32	$ 11.30	$ 11.26	$ 11.12	$ 10.53
Total Return B, C, D	.71%	4.08%	2.78%	5.48%	11.32%	6.70%
Ratios to Average Net Assets F
Expenses before expense reductions	1.66% A	1.63%	1.57%	1.58%	1.60%	1.60%
Expenses net of voluntary waivers, if any	1.60% A	1.63%	1.57%	1.58%	1.60%	1.60%
Expenses net of all reductions	1.60% A	1.63%	1.57%	1.57%	1.60%	1.60%
Net investment income	2.61% A	2.48%	1.75%	3.82% G	5.11%	5.73%
Supplemental Data
Net assets, end of period (in millions)	$ 119	$ 134	$ 182	$ 176	$ 57	$ 20
Portfolio turnover rate	223% A	204%	356%	231%	194%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 11.29	$ 11.25	$ 11.10	$ 10.89
Income from Investment Operations
Net investment income E	.141	.273	.189	.413 H	.112
Net realized and unrealized gain (loss)	(.066)	.172	.112	.173 H	.238
Total from investment operations	.075	.445	.301	.586	.350
Distributions from net investment income	(.155)	(.275)	(.181)	(.436)	(.140)
Distributions from net realized gain	(.060)	(.150)	(.080)	-	-
Total distributions	(.215)	(.425)	(.261)	(.436)	(.140)
Net asset value, end of period	$ 11.17	$ 11.31	$ 11.29	$ 11.25	$ 11.10
Total Return B, C, D	.67%	4.04%	2.71%	5.43%	3.22%
Ratios to Average Net Assets G
Expenses before expense reductions	1.72% A	1.68%	1.64%	1.64%	1.60% A
Expenses net of voluntary waivers, if any	1.68% A	1.68%	1.64%	1.64%	1.60% A
Expenses net of all reductions	1.68% A	1.68%	1.64%	1.64%	1.60% A
Net investment income	2.54% A	2.42%	1.68%	3.75% H	4.87% A
Supplemental Data
Net assets, end of period (in millions)	$ 50	$ 58	$ 99	$ 74	$ 3
Portfolio turnover rate	223% A	204%	356%	231%	194%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.49
Income from Investment Operations
Net investment income D	.199	.390	.306	.526 F	.654	.690
Net realized and unrealized gain (loss)	(.067)	.183	.102	.170 F	.619	.078
Total from investment operations	.132	.573	.408	.696	1.273	.768
Distributions from net investment income	(.212)	(.393)	(.298)	(.556)	(.673)	(.718)
Distributions from net realized gain	(.060)	(.150)	(.080)	-	-	-
Total distributions	(.272)	(.543)	(.378)	(.556)	(.673)	(.718)
Net asset value, end of period	$ 11.20	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54
Total Return B, C	1.18%	5.21%	3.68%	6.47%	12.44%	7.66%
Ratios to Average Net Assets E
Expenses before expense reductions	.64% A	.62%	.60%	.63%	.66%	.67%
Expenses net of voluntary waivers, if any	.64% A	.62%	.60%	.63%	.66%	.67%
Expenses net of all reductions	.64% A	.62%	.60%	.63%	.66%	.67%
Net investment income	3.58% A	3.48%	2.72%	4.76% F	6.04%	6.65%
Supplemental Data
Net assets, end of period (in millions)	$ 1,791	$ 1,525	$ 1,302	$ 1,208	$ 430	$ 371
Portfolio turnover rate	223% A	204%	356%	231%	194%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Net asset value, beginning of period	$ 11.32	$ 11.29	$ 11.25	$ 11.11	$ 10.52	$ 10.47
Income from Investment Operations
Net investment income D	.197	.387	.302	.513 F	.644	.684
Net realized and unrealized gain (loss)	(.066)	.182	.112	.171 F	.610	.080
Total from investment operations	.131	.569	.414	.684	1.254	.764
Distributions from net investment income	(.211)	(.389)	(.294)	(.544)	(.664)	(.714)
Distributions from net realized gain	(.060)	(.150)	(.080)	-	-	-
Total distributions	(.271)	(.539)	(.374)	(.544)	(.664)	(.714)
Net asset value, end of period	$ 11.18	$ 11.32	$ 11.29	$ 11.25	$ 11.11	$ 10.52
Total Return B, C	1.18%	5.19%	3.75%	6.36%	12.27%	7.64%
Ratios to Average Net Assets E
Expenses before expense reductions	.67% A	.66%	.63%	.75%	.76%	.73%
Expenses net of voluntary waivers, if any	.67% A	.66%	.63%	.75%	.75%	.73%
Expenses net of all reductions	.67% A	.66%	.63%	.75%	.75%	.72%
Net investment income	3.55% A	3.45%	2.69%	4.65% F	5.95%	6.60%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 13	$ 16	$ 12	$ 7	$ 9
Portfolio turnover rate	223% A	204%	356%	231%	194%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B,Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,671
Unrealized depreciation	(10,010)
Net unrealized appreciation (depreciation)	$ 4,661
Cost for federal income tax purposes	$ 2,775,196

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

2. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,333 and $45,189, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 40	$ -
Class T	0%	.25%	162	3
Class B	.65%	.25%	570	413
Class C	.75%	.25%	270	32
			$ 1,042	$ 448

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15
Class T	7
Class B*	198
Class C	9
$ 229

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Mortgage Securities Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Mortgage Securities Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 64.24
Class T	141.22
Class B	158.25
Class C	57.21
Fidelity Mortgage Securities Fund	1,146.14
Institutional Class	13.17
	$ 1,579

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,898 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.90% - .83%*	$ 11
Class T	1.00% -.93%*	22
Class B	1.65% - 1.58%*	36
Class C	1.75% - 1.68%*	11
Fidelity Mortgage Securities Fund	.75%	-
Institutional Class	.75% - .68%*	1
		$ 81

* Expense limitation in effect at period end.

Effective June 1, 2005, the expense limitation will be eliminated for the Fidelity Mortgage Securities Fund shares.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2.

Semiannual Report

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 961	$ 1,954
Class T	2,256	4,349
Class B	1,793	3,827
Class C	748	1,788
Fidelity Mortgage Securities Fund	31,413	47,698
Institutional Class	280	443
Total	$ 37,451	$ 60,059
From net realized gain
Class A	$ 287	$ 889
Class T	691	1,953
Class B	700	2,324
Class C	301	1,223
Fidelity Mortgage Securities Fund	8,396	17,203
Institutional Class	75	191
Total	$ 10,450	$ 23,783

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	716	1,641	$ 8,024	$ 18,405
Reinvestment of distributions	97	217	1,085	2,435
Shares redeemed	(874)	(3,086)	(9,798)	(34,550)
Net increase (decrease)	(61)	(1,228)	$ (689)	$ (13,710)
Class T
Shares sold	1,800	4,195	$ 20,230	$ 47,196
Reinvestment of distributions	247	522	2,771	5,858
Shares redeemed	(2,153)	(6,866)	(24,154)	(77,143)
Net increase (decrease)	(106)	(2,149)	$ (1,153)	$ (24,089)
Class B
Shares sold	215	713	$ 2,412	$ 8,013
Reinvestment of distributions	182	449	2,036	5,030
Shares redeemed	(1,621)	(5,387)	(18,156)	(60,324)
Net increase (decrease)	(1,224)	(4,225)	$ (13,708)	$ (47,281)
Class C
Shares sold	281	835	$ 3,151	$ 9,365
Reinvestment of distributions	74	207	830	2,314
Shares redeemed	(1,008)	(4,707)	(11,276)	(52,702)
Net increase (decrease)	(653)	(3,665)	$ (7,295)	$ (41,023)
Fidelity Mortgage Securities Fund
Shares sold	39,561	53,695	$ 444,330	$ 604,255
Reinvestment of distributions	3,285	5,298	36,856	59,524
Shares redeemed	(17,457)	(39,584)	(195,788)	(444,008)
Net increase (decrease)	25,389	19,409	$ 285,398	$ 219,771
Institutional Class
Shares sold	467	482	$ 5,240	$ 5,417
Reinvestment of distributions	23	39	257	433
Shares redeemed	(327)	(772)	(3,646)	(8,663)
Net increase (decrease)	163	(251)	$ 1,851	$ (2,813)

Semiannual Report

10. New Fee Arrangements.

On May 19, 2005, the Board of Trustees approved an amended management contract effective June 1, 2005. The amended contract reduces the management fee from ..43% to .33% of average net assets. A new Fundwide Operations and Expense Agreement has also been approved under which FMR will provide for fund level expenses (which do not include transfer agent or Rule 12b-1 fees) in return for a fee equal to .35% less the total amount of the management fee, effectively limiting overall fund level expenses, including management fees, to .35% of average net assets.

Under a separate amended contract, transfer agent fees for the Fidelity Mortgage Securities Fund shares will consist of an asset based fee which will be reduced to a rate of .10% of average net assets. The account fees will be eliminated.

Semiannual Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of April 30, 2005 which is
an investment of Fidelity Advisor Mortgage Securities Fund

Semiannual Report

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AMORI-USAN-0605
1.784899.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity

Mortgage Securities

Fund

(A Class of Fidelity® Advisor Mortgage
Securities Fund)

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,009.90	$ 4.24**
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26**
Class T
Actual	$ 1,000.00	$ 1,010.40	$ 4.69**
HypotheticalA	$ 1,000.00	$ 1,020.13	$ 4.71**
Class B
Actual	$ 1,000.00	$ 1,007.10	$ 7.96**
HypotheticalA	$ 1,000.00	$ 1,016.86	$ 8.00**
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,006.70	$ 8.36**
HypotheticalA	$ 1,000.00	$ 1,016.46	$ 8.40**
Fidelity Mortgage Securities Fund
Actual	$ 1,000.00	$ 1,011.80	$ 3.19**
HypotheticalA	$ 1,000.00	$ 1,021.62	$ 3.21**
Institutional Class
Actual	$ 1,000.00	$ 1,011.80	$ 3.34**
HypotheticalA	$ 1,000.00	$ 1,021.47	$ 3.36**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.85%**
Class T	.94%**
Class B	1.60%**
Class C	1.68%**
Fidelity Mortgage Securities Fund	.64%**
Institutional Class	.67%**

** If contractual expense reductions, effective June 1, 2005, had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	.74%
Actual		$ 3.69
HypotheticalA		$ 3.71

Class T	.82%
Actual		$ 4.09
HypotheticalA		$ 4.11

Class B	1.50%
Actual		$ 7.47
HypotheticalA		$ 7.50

Class C	1.56%
Actual		$ 7.76
HypotheticalA		$ 7.80

	Annualized Expense Ratio	Expenses Paid
Fidelity Mortgage Securities Fund	.45%
Actual		$ 2.25
HypotheticalA		$ 2.26

Institutional Class	.52%
Actual		$ 2.59
HypotheticalA		$ 2.61

A 5% return per year before expenses

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2005
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.3	0.0
Less than 3%	1.2	11.5
3 - 3.99%	9.2	3.3
4 - 4.99%	22.8	17.3
5 - 5.99%	30.0	29.0
6 - 6.99%	15.7	17.6
7% and over	3.7	5.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2005
6 months ago
Years	4.2	3.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2005
6 months ago
Years	2.6	2.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Mortgage Securities 83.3%		Mortgage Securities 73.4%
	Corporate Bonds 0.7%		Corporate Bonds 0.7%
	CMOs and Other Mortgage Related Securities 12.5%		CMOs and Other Mortgage Related Securities 17.1%
	U.S. Government Agency Obligations 0.4%		U.S. Government Agency Obligations 1.6%
	Asset-Backed Securities 6.9%		Asset-Backed Securities 8.2%
	Short-Term Investments and Net Other Assets(dagger) (3.8)%		Short-Term Investments and Net Other Assets(dagger) (1.0)%
* Foreign investments	0.5%	** Foreign investments	0.7%
* Futures and Swaps	(0.2)%	** Futures and Swaps	(1.2)%

* Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 83.3%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 65.0%
3.737% 1/1/35 (c)	$ 539	$ 536
3.793% 6/1/34 (c)	1,616	1,589
3.827% 12/1/34 (c)	107	106
3.83% 1/1/35 (c)	385	384
3.836% 6/1/33 (c)	271	269
3.84% 1/1/35 (c)	1,063	1,059
3.87% 1/1/35 (c)	635	634
3.878% 6/1/33 (c)	1,576	1,567
3.878% 11/1/34 (c)	2,297	2,295
3.913% 12/1/34 (c)	338	337
3.941% 10/1/34 (c)	466	464
3.975% 11/1/34 (c)	726	723
3.98% 1/1/35 (c)	499	497
3.987% 12/1/34 (c)	448	446
4% 6/1/18 to 5/1/19	23,233	22,570
4% 5/1/20 (b)	56,763	55,007
4% 5/17/20 (b)	47,000	45,546
4% 1/1/35 (c)	306	305
4.017% 12/1/34 (c)	2,539	2,544
4.021% 12/1/34 (c)	388	386
4.023% 2/1/35 (c)	320	319
4.025% 1/1/35 (c)	664	662
4.029% 1/1/35 (c)	168	169
4.037% 12/1/34 (c)	240	240
4.048% 1/1/35 (c)	315	314
4.052% 2/1/35 (c)	314	314
4.072% 12/1/34 (c)	657	657
4.105% 1/1/35 (c)	699	701
4.118% 1/1/35 (c)	708	709
4.118% 2/1/35 (c)	245	246
4.12% 2/1/35 (c)	638	639
4.127% 1/1/35 (c)	703	707
4.128% 2/1/35 (c)	1,293	1,294
4.144% 1/1/35 (c)	979	980
4.145% 2/1/35 (c)	787	788
4.151% 1/1/35 (c)	1,186	1,187
4.162% 2/1/35 (c)	659	661
4.17% 11/1/34 (c)	603	603
4.197% 1/1/35 (c)	591	592
4.2% 1/1/35 (c)	1,383	1,396
4.202% 1/1/35 (c)	747	745
4.23% 11/1/34 (c)	196	197
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.25% 2/1/35 (c)	$ 371	$ 369
4.269% 10/1/34 (c)	1,018	1,026
4.305% 8/1/33 (c)	859	868
4.305% 7/1/34 (c)	359	361
4.318% 3/1/33 (c)	183	182
4.324% 12/1/34 (c)	246	246
4.349% 2/1/35 (c)	270	270
4.351% 1/1/35 (c)	369	368
4.368% 2/1/34 (c)	954	955
4.4% 2/1/35 (c)	569	568
4.437% 11/1/34 (c)	5,795	5,858
4.455% 3/1/35 (c)	500	500
4.484% 10/1/34 (c)	2,208	2,233
4.493% 8/1/34 (c)	1,323	1,332
4.499% 3/1/35 (c)	1,124	1,125
4.5% 5/1/20 (b)	167,000	165,069
4.5% 10/1/28 to 5/1/35	222,839	215,517
4.53% 3/1/35 (c)	1,046	1,049
4.549% 8/1/34 (c)	815	822
4.572% 2/1/35 (c)	2,707	2,732
4.587% 2/1/35 (c)	3,330	3,342
4.625% 2/1/35 (c)	1,150	1,156
4.67% 11/1/34 (c)	1,368	1,378
4.694% 11/1/34 (c)	1,355	1,364
4.742% 3/1/35 (c)	648	654
4.748% 7/1/34 (c)	1,221	1,223
5% 9/1/16 to 12/1/34	203,534	202,846
5% 5/1/20 (b)	35,000	35,230
5% 5/1/35 (b)	77,043	76,224
5.5% 4/1/09 to 12/1/33	176,418	179,798
5.5% 5/17/20 (b)	13,000	13,305
5.5% 5/1/35 (b)	14,288	14,418
5.5% 5/12/35 (b)	56,000	56,508
6% 4/1/06 to 1/1/34	120,702	124,876
6.5% 6/1/23 to 5/1/33	72,590	75,729
6.5% 5/1/35 (b)	721	750
6.5% 5/12/35 (b)	40,000	41,600
7% 3/1/17 to 7/1/33	9,763	10,332
7.5% 4/1/22 to 9/1/32	4,801	5,142
8% 9/1/07 to 12/1/29	33	36
8.25% 1/1/13	4	5
8.5% 1/1/16 to 7/1/31	586	627
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
8.75% 11/1/08	$ 2	$ 2
9% 6/1/09 to 10/1/30	1,341	1,479
9.5% 11/1/06 to 8/1/22	241	264
11% 8/1/10	129	141
12.25% 5/1/13 to 5/1/15	53	60
12.5% 8/1/15 to 3/1/16	69	77
12.75% 2/1/15	5	6
13.5% 9/1/14 to 12/1/14	35	40
		1,401,446
Freddie Mac - 12.5%
4.232% 1/1/35 (c)	612	612
4.314% 12/1/34 (c)	542	541
4.364% 1/1/35 (c)	1,376	1,381
4.37% 3/1/35 (c)	775	771
4.401% 2/1/35 (c)	1,068	1,062
4.434% 2/1/35 (c)	1,274	1,279
4.441% 2/1/34 (c)	666	663
4.444% 3/1/35 (c)	475	474
4.491% 3/1/35 (c)	1,425	1,421
4.504% 3/1/35 (c)	575	575
4.564% 2/1/35 (c)	841	837
4.985% 8/1/33 (c)	265	268
5% 7/1/33 to 10/1/33	2,981	2,960
5% 5/1/35 (b)	131,431	129,993
5.5% 3/1/29 to 3/1/35	96,915	98,066
6% 5/1/16 to 5/1/33	7,110	7,326
6.5% 1/1/24 to 9/1/24	2,567	2,682
7.5% 2/1/08 to 7/1/32	16,328	17,384
8% 10/1/07 to 4/1/21	92	98
8.5% 7/1/09 to 9/1/20	243	261
9% 9/1/08 to 5/1/21	689	741
10% 1/1/09 to 5/1/19	207	227
10.5% 8/1/10 to 2/1/16	18	20
12.25% 6/1/14	15	17
12.5% 5/1/12 to 12/1/14	123	138
13% 12/1/13 to 6/1/15	215	242
		270,039
Government National Mortgage Association - 5.8%
6% 10/20/33 to 1/20/34	106,193	109,481
6.5% 5/15/28 to 7/15/34	3,281	3,438
7% 2/15/24 to 7/15/32	5,033	5,339
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7.5% 7/15/05 to 4/15/32	$ 2,839	$ 3,053
8% 6/15/06 to 12/15/25	1,152	1,244
8.5% 7/15/16 to 10/15/28	1,808	1,989
9% 11/20/17	2	2
9.5% 12/15/24	5	5
10.5% 12/20/15 to 2/20/18	89	100
13% 10/15/13	31	35
13.5% 7/15/11 to 10/15/14	19	21
		124,707
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,789,862)		1,796,192
Asset-Backed Securities - 0.9%

ACE Securities Corp. Series 2003-FM1 Class M2, 4.87% 11/25/32 (c)	1,450	1,473
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.92% 10/25/33 (c)	1,265	1,307
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (a)	22	22
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (a)	525	525
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 3.77% 7/25/33 (c)	3,770	3,805
Class M2, 4.87% 7/25/33 (c)	2,600	2,660
Morgan Stanley ABS Capital I, Inc. Series 2003-NC6 Class M2, 4.97% 6/27/33 (c)	6,165	6,339
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,570	1,554
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,470	1,427
TOTAL ASSET-BACKED SECURITIES (Cost $18,833)		19,112
Collateralized Mortgage Obligations - 4.9%

Private Sponsor - 1.2%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 3.42% 3/25/35 (c)	1,577	1,582
Countrywide Home Loans, Inc. sequential pay Series 2002-25 Class 2A1, 5.5% 11/27/17	1,525	1,532
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	$ 6,554	$ 6,597
CS First Boston Mortgage Securities Corp.:
Series 2002-15R Class A1, 8.2345% 1/28/32 (a)(c)	1,000	990
Series 2003-TFLA Class F, 3.37% 4/15/13 (a)(c)	1,400	1,395
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	9,726	9,809
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,890	1,938
Series 2004-SL2 Class A1, 6.5% 10/25/16	509	521
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	1,131	1,137
TOTAL PRIVATE SPONSOR		25,501
U.S. Government Agency - 3.7%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	3,326	3,432
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049	10,664
Series 1999-15 Class PC, 6% 9/25/18	4,647	4,749
Series 2003-26 Class KI, 5% 12/25/15 (e)	5,660	534
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000	10,526
Series 2002-11 Class QB, 5.5% 3/25/15	1,986	2,008
Series 2002-9 Class C, 6.5% 6/25/30	5,000	5,135
Series 2003-73 Class GA, 3.5% 5/25/31	14,204	13,609
sequential pay Series 2001-82 Class VB, 6.5% 3/25/16	2,336	2,339
Series 2002-50 Class LE, 7% 12/25/29	514	519
Series 2003-42 Class HS, 4.25% 12/25/17 (c)(e)	15,389	1,234
Freddie Mac:
planned amortization class Series 70 Class C, 9% 9/15/20	276	276
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	1,366	1,424
Series 2516 Class AH, 5% 1/15/16	744	750
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	2,532	2,655
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2557 Class MA, 4.5% 7/15/16	$ 232	$ 232
Series 2763 Class PD, 4.5% 12/15/17	4,360	4,309
Series 2780 Class OC, 4.5% 3/15/17	2,175	2,168
Series 2885 Class PC, 4.5% 3/15/18	2,845	2,830
sequential pay Series 2750 Class ZT, 5% 2/15/34	2,300	2,098
Series 1658 Class GZ, 7% 1/15/24	4,785	5,017
Series 2907 Class HZ, 5% 12/15/34	3,568	3,580
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	417	419
TOTAL U.S. GOVERNMENT AGENCY		80,507
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $103,765)		106,008
Commercial Mortgage Securities - 3.6%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7259% 2/14/43 (c)(e)	40,356	2,121
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	560	567
Class C, 4.937% 5/14/16 (a)	1,165	1,181
Class D, 4.986% 5/14/16 (a)	425	431
Class E, 5.064% 5/14/16 (a)	1,315	1,335
Class F, 5.182% 5/14/16 (a)	315	320
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6174% 5/15/35 (a)(c)(e)	32,400	1,841
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,220
Class F, 7.734% 1/15/32	600	649
COMM floater Series 2001-FL5A Class E, 4.4538% 11/15/13 (a)(c)	3,205	3,204
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 3.5938% 9/15/14 (a)(c)	185	185
Class E, 3.6538% 9/15/14 (a)(c)	250	250
Class F, 3.7538% 9/15/14 (a)(c)	200	200
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Commercial Mortgage pass thru certificates floater Series 2004-CNL: - continued
Class G, 3.9338% 9/15/14 (a)(c)	$ 455	$ 456
Class H, 4.0338% 9/15/14 (a)(c)	485	486
Class J, 4.5538% 9/15/14 (a)(c)	165	165
Class K, 4.9538% 9/15/14 (a)(c)	260	260
Class L, 5.1538% 9/15/14 (a)(c)	210	210
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	195	198
Series 1999-C1 Class A2, 7.29% 9/15/41	6,100	6,701
Series 1997-C2 Class D, 7.27% 1/17/35	5,175	5,613
Series 1998-C1 Class D, 7.17% 5/17/40	3,360	3,763
Series 2003-TFLA Class G, 3.37% 4/15/13 (a)(c)	700	680
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,390	1,492
Fannie Mae sequential pay:
Series 1999-10 Class MZ, 6.5% 9/17/38	4,523	4,757
Series 2000-7 Class MB, 7.5147% 2/17/24 (c)	5,505	5,819
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8619% 6/17/38 (c)(e)	99,210	4,367
Greenwich Capital Commercial Funding Corp.:
floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (a)(c)	1,015	1,015
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	2,600	2,600
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9716% 4/13/31 (c)	390	412
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	866
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A2, 7.95% 1/15/10	2,790	3,181
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	9,030
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.3462% 4/30/39 (a)(c)	2,760	2,866
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	7,895	8,284
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $78,825)		76,725
Fixed-Income Funds - 16.1%
	Shares	Value (Note 1) (000s)
Fidelity Ultra-Short Central Fund (d) (Cost $346,441)	3,494,099	$ 347,733
Cash Equivalents - 20.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (f) (Cost $434,087)	$ 434,194	434,087
TOTAL INVESTMENT PORTFOLIO - 128.9% (Cost $2,771,813)		2,779,857
NET OTHER ASSETS - (28.9)%		(623,471)
NET ASSETS - 100%		$ 2,156,386
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,791,000 or 1.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income fund's holdings is provided at the end of this report.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(f) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$434,087,000 due 5/2/05 at 2.96%
Banc of America Securities LLC.	$ 66,364
Bank of America, National Association	28,259
Barclays Capital Inc.	113,037
Bear Stearns & Co. Inc.	17,662
Countrywide Securities Corporation	28,259
Credit Suisse First Boston LLC	14,130
J.P. Morgan Securities, Inc.	7,065
Lehman Brothers Inc..	14,130
Morgan Stanley & Co. Incorporated.	81,598
UBS Securities LLC	63,583
$ 434,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $434,087) (cost $2,771,813) - See accompanying schedule		$ 2,779,857
Commitment to sell securities on a delayed delivery basis	$ (100,621)
Receivable for securities sold on a delayed delivery basis	100,726	105
Receivable for investments sold, regular delivery		404
Cash		59
Receivable for fund shares sold		3,184
Interest receivable		8,011
Prepaid expenses		5
Receivable from investment adviser for expense reductions		20
Total assets		2,791,645

Liabilities
Payable for investments purchased Regular delivery	58
Delayed delivery	630,502
Payable for fund shares redeemed	2,568
Distributions payable	518
Accrued management fee	753
Distribution fees payable	165
Other affiliated payables	333
Other payables and accrued expenses	362
Total liabilities		635,259

Net Assets		$ 2,156,386
Net Assets consist of:
Paid in capital		$ 2,148,160
Undistributed net investment income		1,759
Accumulated undistributed net realized gain (loss) on investments		(1,682)
Net unrealized appreciation (depreciation) on investments		8,149
Net Assets		$ 2,156,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($53,828 ÷ 4,813 shares)	$ 11.18

Maximum offering price per share (100/95.25 of $11.18)	$ 11.74
Class T: Net Asset Value and redemption price per share ($128,028 ÷ 11,431 shares)	$ 11.20

Maximum offering price per share (100/96.50 of $11.20)	$ 11.61
Class B: Net Asset Value and offering price per share ($118,913 ÷ 10,633 shares)A	$ 11.18

Class C: Net Asset Value and offering price per share ($50,001 ÷ 4,475 shares)A	$ 11.17

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,790,718 ÷ 159,832 shares)	$ 11.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,898 ÷ 1,333 shares)	$ 11.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Interest		$ 42,758

Expenses
Management fee	$ 4,336
Transfer agent fees	1,579
Distribution fees	1,042
Accounting fees and expenses	365
Independent trustees' compensation	5
Custodian fees and expenses	67
Registration fees	128
Audit	54
Legal	23
Miscellaneous	125
Total expenses before reductions	7,724
Expense reductions	(83)	7,641
Net investment income		35,117
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(767)
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,288)
Delayed delivery commitments	105
Total change in net unrealized appreciation (depreciation)		(11,183)
Net gain (loss)		(11,950)
Net increase (decrease) in net assets resulting from operations		$ 23,167

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 35,117	$ 59,740
Net realized gain (loss)	(767)	13,137
Change in net unrealized appreciation (depreciation)	(11,183)	14,539
Net increase (decrease) in net assets resulting from operations	23,167	87,416
Distributions to shareholders from net investment income	(37,451)	(60,059)
Distributions to shareholders from net realized gain	(10,450)	(23,783)
Total distributions	(47,901)	(83,842)
Share transactions - net increase (decrease)	264,404	90,855
Total increase (decrease) in net assets	239,670	94,429

Net Assets
Beginning of period	1,916,716	1,822,287
End of period (including undistributed net investment income of $1,759 and undistributed net investment income of $4,093, respectively)	$ 2,156,386	$ 1,916,716

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48
Income from Investment Operations
Net investment income E	.187	.365	.282	.502 G	.630	.665
Net realized and unrealized gain (loss)	(.077)	.181	.112	.172 G	.613	.086
Total from investment operations	.110	.546	.394	.674	1.243	.751
Distributions from net investment income	(.200)	(.366)	(.274)	(.534)	(.653)	(.701)
Distributions from net realized gain	(.060)	(.150)	(.080)	-	-	-
Total distributions	(.260)	(.516)	(.354)	(.534)	(.653)	(.701)
Net asset value, end of period	$ 11.18	$ 11.33	$ 11.30	$ 11.26	$ 11.12	$ 10.53
Total Return B, C, D	.99%	4.97%	3.56%	6.26%	12.15%	7.49%
Ratios to Average Net Assets F
Expenses before expense reductions	.89% A	.86%	.81%	.84%	.85%	.88%
Expenses net of voluntary waivers, if any	.85% A	.86%	.81%	.84%	.85%	.88%
Expenses net of all reductions	.85% A	.86%	.81%	.84%	.85%	.88%
Net investment income	3.37% A	3.24%	2.51%	4.55% G	5.86%	6.44%
Supplemental Data
Net assets, end of period (in millions)	$ 54	$ 55	$ 69	$ 63	$ 15	$ 5
Portfolio turnover rate	223% A	204%	356%	231%	194%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.48
Income from Investment Operations
Net investment income E	.182	.353	.270	.492 G	.622	.653
Net realized and unrealized gain (loss)	(.067)	.181	.101	.171 G	.617	.092
Total from investment operations	.115	.534	.371	.663	1.239	.745
Distributions from net investment income	(.195)	(.354)	(.261)	(.523)	(.639)	(.685)
Distributions from net realized gain	(.060)	(.150)	(.080)	-	-	-
Total distributions	(.255)	(.504)	(.341)	(.523)	(.639)	(.685)
Net asset value, end of period	$ 11.20	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54
Total Return B, C, D	1.04%	4.86%	3.34%	6.15%	12.09%	7.42%
Ratios to Average Net Assets F
Expenses before expense reductions	.97% A	.96%	.93%	.94%	.96%	1.00%
Expenses net of voluntary waivers, if any	.94% A	.96%	.93%	.94%	.96%	1.00%
Expenses net of all reductions	.94% A	.96%	.93%	.94%	.96%	1.00%
Net investment income	3.28% A	3.14%	2.39%	4.45% G	5.75%	6.33%
Supplemental Data
Net assets, end of period (in millions)	$ 128	$ 131	$ 155	$ 195	$ 106	$ 61
Portfolio turnover rate	223% A	204%	356%	231%	194%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48
Income from Investment Operations
Net investment income E	.145	.278	.197	.421 G	.551	.593
Net realized and unrealized gain (loss)	(.066)	.172	.112	.171 G	.611	.081
Total from investment operations	.079	.450	.309	.592	1.162	.674
Distributions from net investment income	(.159)	(.280)	(.189)	(.452)	(.572)	(.624)
Distributions from net realized gain	(.060)	(.150)	(.080)	-	-	-
Total distributions	(.219)	(.430)	(.269)	(.452)	(.572)	(.624)
Net asset value, end of period	$ 11.18	$ 11.32	$ 11.30	$ 11.26	$ 11.12	$ 10.53
Total Return B, C, D	.71%	4.08%	2.78%	5.48%	11.32%	6.70%
Ratios to Average Net Assets F
Expenses before expense reductions	1.66% A	1.63%	1.57%	1.58%	1.60%	1.60%
Expenses net of voluntary waivers, if any	1.60% A	1.63%	1.57%	1.58%	1.60%	1.60%
Expenses net of all reductions	1.60% A	1.63%	1.57%	1.57%	1.60%	1.60%
Net investment income	2.61% A	2.48%	1.75%	3.82% G	5.11%	5.73%
Supplemental Data
Net assets, end of period (in millions)	$ 119	$ 134	$ 182	$ 176	$ 57	$ 20
Portfolio turnover rate	223% A	204%	356%	231%	194%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 11.29	$ 11.25	$ 11.10	$ 10.89
Income from Investment Operations
Net investment income E	.141	.273	.189	.413 H	.112
Net realized and unrealized gain (loss)	(.066)	.172	.112	.173 H	.238
Total from investment operations	.075	.445	.301	.586	.350
Distributions from net investment income	(.155)	(.275)	(.181)	(.436)	(.140)
Distributions from net realized gain	(.060)	(.150)	(.080)	-	-
Total distributions	(.215)	(.425)	(.261)	(.436)	(.140)
Net asset value, end of period	$ 11.17	$ 11.31	$ 11.29	$ 11.25	$ 11.10
Total Return B, C, D	.67%	4.04%	2.71%	5.43%	3.22%
Ratios to Average Net Assets G
Expenses before expense reductions	1.72% A	1.68%	1.64%	1.64%	1.60% A
Expenses net of voluntary waivers, if any	1.68% A	1.68%	1.64%	1.64%	1.60% A
Expenses net of all reductions	1.68% A	1.68%	1.64%	1.64%	1.60% A
Net investment income	2.54% A	2.42%	1.68%	3.75% H	4.87% A
Supplemental Data
Net assets, end of period (in millions)	$ 50	$ 58	$ 99	$ 74	$ 3
Portfolio turnover rate	223% A	204%	356%	231%	194%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.49
Income from Investment Operations
Net investment income D	.199	.390	.306	.526 F	.654	.690
Net realized and unrealized gain (loss)	(.067)	.183	.102	.170 F	.619	.078
Total from investment operations	.132	.573	.408	.696	1.273	.768
Distributions from net investment income	(.212)	(.393)	(.298)	(.556)	(.673)	(.718)
Distributions from net realized gain	(.060)	(.150)	(.080)	-	-	-
Total distributions	(.272)	(.543)	(.378)	(.556)	(.673)	(.718)
Net asset value, end of period	$ 11.20	$ 11.34	$ 11.31	$ 11.28	$ 11.14	$ 10.54
Total Return B, C	1.18%	5.21%	3.68%	6.47%	12.44%	7.66%
Ratios to Average Net Assets E
Expenses before expense reductions	.64% A	.62%	.60%	.63%	.66%	.67%
Expenses net of voluntary waivers, if any	.64% A	.62%	.60%	.63%	.66%	.67%
Expenses net of all reductions	.64% A	.62%	.60%	.63%	.66%	.67%
Net investment income	3.58% A	3.48%	2.72%	4.76% F	6.04%	6.65%
Supplemental Data
Net assets, end of period (in millions)	$ 1,791	$ 1,525	$ 1,302	$ 1,208	$ 430	$ 371
Portfolio turnover rate	223% A	204%	356%	231%	194%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Net asset value, beginning of period	$ 11.32	$ 11.29	$ 11.25	$ 11.11	$ 10.52	$ 10.47
Income from Investment Operations
Net investment income D	.197	.387	.302	.513 F	.644	.684
Net realized and unrealized gain (loss)	(.066)	.182	.112	.171 F	.610	.080
Total from investment operations	.131	.569	.414	.684	1.254	.764
Distributions from net investment income	(.211)	(.389)	(.294)	(.544)	(.664)	(.714)
Distributions from net realized gain	(.060)	(.150)	(.080)	-	-	-
Total distributions	(.271)	(.539)	(.374)	(.544)	(.664)	(.714)
Net asset value, end of period	$ 11.18	$ 11.32	$ 11.29	$ 11.25	$ 11.11	$ 10.52
Total Return B, C	1.18%	5.19%	3.75%	6.36%	12.27%	7.64%
Ratios to Average Net Assets E
Expenses before expense reductions	.67% A	.66%	.63%	.75%	.76%	.73%
Expenses net of voluntary waivers, if any	.67% A	.66%	.63%	.75%	.75%	.73%
Expenses net of all reductions	.67% A	.66%	.63%	.75%	.75%	.72%
Net investment income	3.55% A	3.45%	2.69%	4.65% F	5.95%	6.60%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 13	$ 16	$ 12	$ 7	$ 9
Portfolio turnover rate	223% A	204%	356%	231%	194%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B,Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,671
Unrealized depreciation	(10,010)
Net unrealized appreciation (depreciation)	$ 4,661
Cost for federal income tax purposes	$ 2,775,196

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

2. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,333 and $45,189, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 40	$ -
Class T	0%	.25%	162	3
Class B	.65%	.25%	570	413
Class C	.75%	.25%	270	32
			$ 1,042	$ 448

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15
Class T	7
Class B*	198
Class C	9
$ 229

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Mortgage Securities Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Mortgage Securities Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 64.24
Class T	141.22
Class B	158.25
Class C	57.21
Fidelity Mortgage Securities Fund	1,146.14
Institutional Class	13.17
	$ 1,579

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,898 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.90% - .83%*	$ 11
Class T	1.00% -.93%*	22
Class B	1.65% - 1.58%*	36
Class C	1.75% - 1.68%*	11
Fidelity Mortgage Securities Fund	.75%	-
Institutional Class	.75% - .68%*	1
		$ 81

* Expense limitation in effect at period end.

Effective June 1, 2005, the expense limitation will be eliminated for the Fidelity Mortgage Securities Fund shares.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2.

Semiannual Report

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 961	$ 1,954
Class T	2,256	4,349
Class B	1,793	3,827
Class C	748	1,788
Fidelity Mortgage Securities Fund	31,413	47,698
Institutional Class	280	443
Total	$ 37,451	$ 60,059
From net realized gain
Class A	$ 287	$ 889
Class T	691	1,953
Class B	700	2,324
Class C	301	1,223
Fidelity Mortgage Securities Fund	8,396	17,203
Institutional Class	75	191
Total	$ 10,450	$ 23,783

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	716	1,641	$ 8,024	$ 18,405
Reinvestment of distributions	97	217	1,085	2,435
Shares redeemed	(874)	(3,086)	(9,798)	(34,550)
Net increase (decrease)	(61)	(1,228)	$ (689)	$ (13,710)
Class T
Shares sold	1,800	4,195	$ 20,230	$ 47,196
Reinvestment of distributions	247	522	2,771	5,858
Shares redeemed	(2,153)	(6,866)	(24,154)	(77,143)
Net increase (decrease)	(106)	(2,149)	$ (1,153)	$ (24,089)
Class B
Shares sold	215	713	$ 2,412	$ 8,013
Reinvestment of distributions	182	449	2,036	5,030
Shares redeemed	(1,621)	(5,387)	(18,156)	(60,324)
Net increase (decrease)	(1,224)	(4,225)	$ (13,708)	$ (47,281)
Class C
Shares sold	281	835	$ 3,151	$ 9,365
Reinvestment of distributions	74	207	830	2,314
Shares redeemed	(1,008)	(4,707)	(11,276)	(52,702)
Net increase (decrease)	(653)	(3,665)	$ (7,295)	$ (41,023)
Fidelity Mortgage Securities Fund
Shares sold	39,561	53,695	$ 444,330	$ 604,255
Reinvestment of distributions	3,285	5,298	36,856	59,524
Shares redeemed	(17,457)	(39,584)	(195,788)	(444,008)
Net increase (decrease)	25,389	19,409	$ 285,398	$ 219,771
Institutional Class
Shares sold	467	482	$ 5,240	$ 5,417
Reinvestment of distributions	23	39	257	433
Shares redeemed	(327)	(772)	(3,646)	(8,663)
Net increase (decrease)	163	(251)	$ 1,851	$ (2,813)

Semiannual Report

10. New Fee Arrangements.

On May 19, 2005, the Board of Trustees approved an amended management contract effective June 1, 2005. The amended contract reduces the management fee from ..43% to .33% of average net assets. A new Fundwide Operations and Expense Agreement has also been approved under which FMR will provide for fund level expenses (which do not include transfer agent or Rule 12b-1 fees) in return for a fee equal to .35% less the total amount of the management fee, effectively limiting overall fund level expenses, including management fees, to .35% of average net assets.

Under a separate amended contract, transfer agent fees for the Fidelity Mortgage Securities Fund shares will consist of an asset based fee which will be reduced to a rate of .10% of average net assets. The account fees will be eliminated.

Semiannual Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of April 30, 2005 which is
an investment of Fidelity Mortgage Securities Fund

Semiannual Report

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

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Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

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Fidelity Investments
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Arizona

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New Jersey

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Municipal Income Fund -
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April 30, 2005

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Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,020.00	$ 3.56
HypotheticalA	$ 1,000.00	$ 1,021.27	$ 3.56
Class T
Actual	$ 1,000.00	$ 1,019.50	$ 4.06
HypotheticalA	$ 1,000.00	$ 1,020.78	$ 4.06
Class B
Actual	$ 1,000.00	$ 1,017.00	$ 7.35
HypotheticalA	$ 1,000.00	$ 1,017.50	$ 7.35
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,015.70	$ 7.80
HypotheticalA	$ 1,000.00	$ 1,017.06	$ 7.80
Institutional Class
Actual	$ 1,000.00	$ 1,020.90	$ 2.71
HypotheticalA	$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.71%
Class T	.81%
Class B	1.47%
Class C	1.56%
Institutional Class	.54%

Semiannual Report

Investment Changes

Top Five States as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	16.2	15.7
Illinois	12.3	13.3
Washington	9.6	9.3
New York	9.2	9.8
California	8.2	8.4
Top Five Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.0	33.0
Electric Utilities	11.8	11.7
Escrowed/Pre-Refunded	11.2	4.8
Health Care	10.5	11.0
Transportation	9.8	11.5
Average Years to Maturity as of April 30, 2005
		6 months ago
Years	15.0	15.9
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of April 30, 2005
6 months ago
Years	6.8	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
AAA 72.2%	AAA 69.4%
AA,A 20.9%	AA,A 22.6%
BBB 6.2%	BBB 6.3%
Not Rated 0.8%	Not Rated 0.6%
Short-Term Investments and Net Other Assets* (0.1)%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.1%
	Principal Amount	Value (Note 1)
Alabama - 0.4%
Oxford Gen. Oblig. 5.75% 5/1/25 (AMBAC Insured)	$ 1,000,000	$ 1,100,160
Phenix City Gen. Oblig. 5.65% 8/1/21 (AMBAC Insured)	1,000,000	1,122,130
		2,222,290
Alaska - 0.3%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.45% 7/1/09 (AMBAC Insured) (c)	1,500,000	1,580,370
Arizona - 0.6%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (c)	1,300,000	1,395,446
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (d)	3,750,000	2,583,413
		3,978,859
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,052,490
California - 8.2%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (FGIC Insured)	1,000,000	1,081,960
5.75% 5/1/17	800,000	893,832
Series A:
5.5% 5/1/15 (AMBAC Insured)	1,000,000	1,120,360
5.875% 5/1/16	2,100,000	2,373,210
California Econ. Recovery:
Series 2004 A, 5% 7/1/16	1,400,000	1,496,950
Series A, 5.25% 7/1/13 (MBIA Insured)	1,080,000	1,215,518
California Gen. Oblig.:
5.25% 2/1/11	2,300,000	2,525,147
5.25% 2/1/14	2,400,000	2,656,656
5.25% 2/1/15	1,200,000	1,328,328
5.25% 2/1/16	1,000,000	1,104,700
5.25% 2/1/28	1,200,000	1,276,608
5.5% 3/1/11	3,500,000	3,893,085
5.5% 4/1/30	500,000	545,540
5.5% 11/1/33	1,100,000	1,193,885
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (b)(c)	1,200,000	1,201,404
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
California Pub. Works Board Lease Rev.:
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	$ 2,585,000	$ 2,815,685
Series 2005 A, 5.25% 6/1/30	1,500,000	1,582,800
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	1,260,000	1,268,077
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	717,178
5% 1/15/16 (MBIA Insured)	400,000	425,936
5.75% 1/15/40	600,000	612,042
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	1,200,000	1,276,680
Series 2003 B, 5.75% 6/1/23	1,800,000	1,912,716
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,000,000	4,135,080
Series A, 5.125% 7/1/41 (MBIA Insured)	1,300,000	1,350,999
Los Angeles Unified School District Series A:
5.375% 7/1/17 (MBIA Insured)	1,800,000	2,022,696
5.375% 7/1/18 (MBIA Insured)	1,000,000	1,115,490
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	500,000	512,880
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/08 (Pre-Refunded to 7/1/06 @ 102) (d)	300,000	318,969
San Diego Unified School District (Election of 1998 Proj.) Series E2, 5.5% 7/1/26 (FSA Insured)	2,300,000	2,705,582
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	1,300,000	1,016,301
Univ. of California Revs. (UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	1,755,000	1,948,717
5.5% 5/15/20 (AMBAC Insured)	2,000,000	2,205,140
		51,850,151
Colorado - 2.2%
Arapahoe County Cherry Creek School District #5 6% 12/15/15	1,250,000	1,400,688
Colorado Springs Arpt. Rev. Series C, 0% 1/1/08 (MBIA Insured)	870,000	795,215
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,881,704
Colorado Wtr. Resources Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	1,610,000	1,816,161
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Colorado - continued
Colorado Wtr. Resources Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A: - continued
5.625% 9/1/14	$ 1,745,000	$ 1,963,142
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	1,200,000	1,350,648
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (d)	2,275,000	1,785,397
		13,992,955
Connecticut - 0.8%
Connecticut Gen. Oblig.:
Series 2002 B, 5.5% 6/15/18 (Pre-Refunded to 6/15/12 @ 100) (d)	600,000	681,840
Series D, 5.375% 11/15/18 (Pre-Refunded to 11/15/12 @ 100) (d)	1,000,000	1,135,210
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (c)	3,350,000	3,368,861
		5,185,911
District Of Columbia - 2.2%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (Escrowed to Maturity) (d)	150,000	155,513
Series B:
0% 6/1/12 (MBIA Insured)	1,200,000	914,964
5.25% 6/1/26 (FSA Insured)	6,000,000	6,341,160
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,646,241
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	2,000,000	2,186,220
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,637,950
		13,882,048
Florida - 0.9%
Dade County Aviation Rev. Series D, 5.75% 10/1/09 (AMBAC Insured) (c)	5,000,000	5,155,400
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured)	500,000	539,210
		5,694,610
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Georgia - 2.4%
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (c)	$ 1,000,000	$ 1,089,270
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	1,000,000	1,046,140
5% 11/1/43 (FSA Insured)	7,900,000	8,214,736
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	2,200,000	2,372,590
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	1,100,000	1,238,094
Private Colleges & Univs. Auth. Rev. (Emory Univ. Proj.) Series 1999 A, 5.5% 11/1/31	500,000	541,600
Richmond County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (d)	1,165,000	529,283
		15,031,713
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (c)	1,300,000	1,595,594
Illinois - 12.3%
Chicago Board of Ed.:
Series A, 0% 12/1/16 (FGIC Insured)	1,300,000	781,079
5.75% 12/1/27 (AMBAC Insured)	1,460,000	1,580,465
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,120,000	3,836,444
0% 1/1/24 (FGIC Insured)	6,110,000	2,526,240
0% 1/1/28 (FGIC Insured)	5,000,000	1,662,200
(Neighborhoods Alive 21 Prog.):
Series 2000 A, 6% 1/1/28 (FGIC Insured)	1,400,000	1,586,844
5.5% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	2,265,000	2,537,547
Series 2000 C, 5.5% 1/1/40 (FGIC Insured)	1,410,000	1,528,031
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/11 @ 101) (d)	1,000,000	1,081,390
5% 1/1/42 (AMBAC Insured)	1,700,000	1,749,334
5.5% 1/1/38 (MBIA Insured)	1,000,000	1,089,050
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	1,500,000	1,557,570
Series B, 6% 1/1/09 (MBIA Insured) (c)	300,000	317,196
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (c)	900,000	941,076
5.5% 1/1/16 (Pre-Refunded to 1/1/07 @ 102) (c)(d)	100,000	106,099
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series A:
6.25% 1/1/09 (AMBAC Insured) (c)	$ 3,325,000	$ 3,549,305
5.5% 1/1/09 (AMBAC Insured) (c)	1,250,000	1,339,075
Chicago Park District Series 2001 A, 5.5% 1/1/19 (FGIC Insured)	1,000,000	1,095,360
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC Insured)	1,400,000	1,401,638
Coles & Cumberland Counties Cmnty. Unit School District #2 5.8% 2/1/17 (FGIC Insured)	1,000,000	1,119,190
Cook County Gen. Oblig. Series C, 5% 11/15/25 (AMBAC Insured)	1,100,000	1,151,953
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,586,294
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,640,655
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) 5% 12/1/38 (a)	1,650,000	1,698,626
Illinois Gen. Oblig.:
First Series:
5.5% 8/1/19 (MBIA Insured)	2,500,000	2,805,375
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,116,250
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,090,390
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,091,090
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,219,930
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,214,744
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,072,470
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (d)	1,500,000	1,785,135
Illinois Sales Tax Rev.:
First Series 2001, 5.5% 6/15/13	3,250,000	3,608,638
6% 6/15/20	600,000	673,836
Kane County School District #129, Aurora West Side Series A:
5.75% 2/1/16 (FGIC Insured)	1,000,000	1,128,900
5.75% 2/1/18 (FGIC Insured)	2,000,000	2,247,600
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/16 (MBIA Insured)	1,000,000	1,108,480
Lake Co. Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	1,805,000	879,468
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	$ 1,795,000	$ 2,008,946
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	2,000,000	508,660
5.75% 6/15/41 (MBIA Insured)	3,300,000	3,718,539
Series A:
0% 6/15/16 (FGIC Insured)	2,370,000	1,456,318
0% 12/15/24 (MBIA Insured)	3,000,000	1,167,480
0% 6/15/36 (MBIA Insured)	5,000,000	1,062,600
0% 12/15/38 (MBIA Insured)	2,000,000	372,860
Ogle Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	1,000,000	1,156,470
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15 (MBIA Insured)	3,700,000	2,420,281
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	667,280
		78,044,401
Indiana - 1.3%
Anderson Ind. School Bldg. Corp. 5.5% 7/15/23 (FSA Insured)	1,330,000	1,477,843
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31	1,500,000	1,577,940
Muncie School Bldg. Corp. 5.25% 7/10/13 (MBIA Insured)	1,670,000	1,861,215
New Albany Floyd County Independent School Bldg. Corp. 5.75% 7/15/17 (FGIC Insured)	1,000,000	1,129,780
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (c)	2,000,000	2,108,420
		8,155,198
Iowa - 0.9%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30 (AMBAC Insured)	1,870,000	2,066,612
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	4,000,000	3,786,640
		5,853,252
Kansas - 1.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (b)	1,000,000	1,031,870
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Kansas - continued
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	$ 1,500,000	$ 1,665,840
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev. (Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,520,088
5% 12/1/14 (MBIA Insured)	500,000	526,615
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,519,173
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,864,783
		9,128,369
Kentucky - 1.4%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A:
5.25% 5/15/37 (FGIC Insured)	2,170,000	2,346,139
5.75% 5/15/33 (FGIC Insured)	6,050,000	6,715,742
		9,061,881
Maine - 1.6%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (d)	8,100,000	9,184,752
5.25% 7/1/30 (FSA Insured)	1,000,000	1,075,940
		10,260,692
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.) 5.75% 7/1/13 (Escrowed to Maturity) (d)	2,680,000	3,036,896
Massachusetts - 3.7%
Massachusetts Bay Trans. Auth. Series A, 5.75% 3/1/26	2,000,000	2,191,520
Massachusetts Gen. Oblig.:
Series 2005 A, 5% 3/1/22	3,500,000	3,740,765
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,112,360
Series D, 5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	1,200,000	1,342,512
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	510,725
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	800,000	716,488
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2: - continued
0% 8/1/10	$ 4,500,000	$ 3,682,800
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.75% 1/1/32 (FGIC Insured)	2,000,000	2,271,120
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,723
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (d)	7,000,000	7,932,120
		23,511,133
Michigan - 1.1%
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	1,065,000	1,120,934
Ecorse Pub. School District 5.5% 5/1/27 (Pre-Refunded to 5/1/08 @ 101) (d)	1,000,000	1,084,660
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (d)	300,000	340,008
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	2,052,160
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,532,060
		7,129,822
Minnesota - 1.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,820,646
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,114,480
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series D, 6.4% 7/1/15 (c)	475,000	482,771
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	590,000	627,725
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,239,460
Saint Paul Port Auth. Lease Rev. Series 2003 11, 5.25% 12/1/18	1,000,000	1,104,470
		7,389,552
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Missouri - 0.2%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	$ 1,010,000	$ 1,086,336
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	1,100,000	1,161,545
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,044,700
		2,206,245
Nevada - 1.0%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (c)	1,000,000	1,066,870
Clark County Gen. Oblig.:
(Park & Reg'l. Justice Ctr. Proj.) 5.75% 11/1/24 (FGIC Insured)	1,000,000	1,107,660
Series 2000, 5.5% 7/1/30 (MBIA Insured)	500,000	539,695
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (d)	1,000,000	1,128,550
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)	1,000,000	1,103,640
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,094,640
		6,041,055
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (b)(c)	1,000,000	998,660
New Jersey - 1.5%
New Jersey Econ. Dev. Auth. Rev. Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	1,500,000	1,739,865
New Jersey Gen. Oblig. Series 2005 N, 5.25% 7/15/10 (FGIC Insured) (a)	1,000,000	1,080,420
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5.625% 1/1/15 (MBIA Insured)	185,000	202,669
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	1,000,000	1,139,140
North Hudson Swr. Auth. Swr. Rev. Series A, 5.25% 8/1/17 (FGIC Insured)	2,000,000	2,195,240
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	600,000	603,198
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
Tobacco Settlement Fing. Corp.: - continued
6.125% 6/1/24	$ 1,100,000	$ 1,132,076
6.125% 6/1/42	1,600,000	1,611,136
		9,703,744
New Mexico - 1.3%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (c)	3,970,000	4,332,342
6.75% 7/1/09 (AMBAC Insured) (c)	450,000	505,557
6.75% 7/1/11 (AMBAC Insured) (c)	1,805,000	2,086,237
New Mexico Edl. Assistance Foundation Student Ln. Rev. Series IV A2, 6.65% 3/1/07	1,000,000	1,025,930
		7,950,066
New York - 9.2%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/16 (FSA Insured)	1,500,000	1,715,520
5.75% 5/1/21 (FSA Insured)	6,100,000	6,965,887
5.75% 5/1/25 (FSA Insured)	600,000	682,530
Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	4,300,000	4,829,631
Series F, 5.25% 11/15/27 (MBIA Insured)	500,000	537,595
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	1,000,000	1,005,820
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	700,000	790,405
Metropolitan Trans. Auth. Transit Facilities Rev. Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (d)	150,000	163,461
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	300,000	324,474
New York City Gen. Oblig.:
Series 2003 I, 5.75% 3/1/16	715,000	803,932
Series 2005 J, 5% 3/1/20	2,000,000	2,114,400
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	662,712
Series C, 5.75% 3/15/27 (FSA Insured)	500,000	564,515
Series E, 6% 8/1/11	25,000	26,252
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	750,000	776,123
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 5.9% 1/1/06 (c)	8,680,000	8,815,668
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	$ 500,000	$ 525,030
Series 2005 D, 5% 6/15/37	1,500,000	1,567,770
Series A, 5.125% 6/15/34 (MBIA Insured)	2,000,000	2,106,380
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,051,570
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,691,115
Series C, 7.5% 7/1/10	500,000	554,070
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	6,150,000	6,591,263
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,140,780
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	870,000	906,227
4.875% 6/15/20	795,000	825,011
5% 6/15/15	305,000	323,901
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	500,000	554,730
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	305,000	337,208
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	400,000	445,472
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,633,950
Tobacco Settlement Fing. Corp. Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,081,200
5.25% 6/1/22 (AMBAC Insured)	950,000	1,023,749
5.5% 6/1/16	4,700,000	5,133,481
		58,271,832
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (c)	500,000	524,565
North Carolina - 3.1%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,039,000
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,333,716
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	$ 1,720,000	$ 1,786,960
5.125% 7/1/42	5,155,000	5,382,284
5.25% 7/1/42	1,300,000	1,371,682
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,500,000	1,621,515
Series B:
5.875% 1/1/21 (MBIA Insured)	3,050,000	3,248,220
7.25% 1/1/07	1,000,000	1,061,170
Series C, 5.5% 1/1/07	700,000	723,247
Series D, 6.7% 1/1/19	1,115,000	1,247,462
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,079,990
		19,895,246
Ohio - 0.7%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (c)	1,005,000	1,010,739
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	1,000,000	1,124,520
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	1,455,000	1,588,234
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	468,778
		4,192,271
Oklahoma - 1.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. 5.5% 10/1/21 (FGIC Insured)	1,695,000	1,894,349
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	865,000	945,177
5.75% 8/15/29 (Pre-Refunded to 8/15/09 @ 101) (d)	635,000	710,216
6% 8/15/19 (MBIA Insured)	1,740,000	1,932,322
6% 8/15/19 (Pre-Refunded to 8/15/09 @ 101) (d)	1,260,000	1,421,809
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	3,000,000	3,322,080
		10,225,953
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Oregon - 1.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	$ 1,715,000	$ 1,908,263
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	500,000	559,770
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/18 (Pre-Refunded to 8/1/10 @ 100) (d)	1,000,000	1,127,240
5.75% 8/1/19 (Pre-Refunded to 8/1/10 @ 100) (d)	2,080,000	2,344,659
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,159,360
		7,099,292
Pennsylvania - 2.8%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (c)	1,000,000	1,036,870
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,117,860
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,806,991
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,901,135
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,206,667
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (c)	2,000,000	2,077,860
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	3,065,000	3,435,497
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,384,550
		17,967,430
Puerto Rico - 0.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	1,000,000	1,093,380
Rhode Island - 1.3%
North Kingstown Gen. Oblig. 5.8% 10/1/21 (Pre-Refunded to 10/1/09 @ 101) (d)	1,320,000	1,480,182
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (Pre-Refunded to 4/1/10 @ 101) (d)	800,000	903,864
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Rhode Island - continued
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	$ 1,000,000	$ 1,100,880
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (c)	4,000,000	4,731,760
		8,216,686
South Carolina - 0.8%
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.) Series B, 5.7% 9/1/05 (c)	1,000,000	1,006,660
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (d)	1,000,000	1,221,550
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured) (a)	1,000,000	1,073,730
Series A, 5.5% 1/1/16 (FGIC Insured) (a)	1,000,000	1,133,070
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	559,971
		4,994,981
Tennessee - 0.7%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (d)	400,000	449,152
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (d)	600,000	676,872
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Hosp. Proj.):
6.5% 9/1/26 (Escrowed to Maturity) (d)	1,120,000	1,318,139
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (d)	1,880,000	2,257,673
		4,701,836
Texas - 16.2%
Aldine Independent School District 5.5% 2/15/13	3,150,000	3,496,091
Aledo Independent School District Series A, 5.125% 2/15/33 (a)	1,000,000	1,052,180
Alvin Independent School District 5.75% 8/15/21	1,000,000	1,111,130
Austin Independent School District 5.25% 8/1/14 (a)	1,000,000	1,082,650
Canyon Independent School District Series A, 5.5% 2/15/18	1,575,000	1,760,535
Comal Independent School District 5.75% 8/1/28 (Pre-Refunded to 8/1/09 @ 100) (d)	2,000,000	2,217,420
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	$ 1,000,000	$ 1,118,640
5.25% 7/15/18 (Pre-Refunded to 7/15/12 @ 100) (d)	1,500,000	1,682,895
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/14	3,200,000	2,238,784
0% 2/15/16	1,400,000	880,334
5.75% 2/15/21	1,000,000	1,116,800
Dallas Independent School District Series 5, 5.25% 8/15/13 (a)	1,000,000	1,107,100
El Paso Gen. Oblig. 5.75% 8/15/25 (Pre-Refunded to 8/15/07 @ 100) (d)	4,500,000	4,793,130
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	1,000,000	1,087,270
Garland Independent School District 5.5% 2/15/19	2,500,000	2,720,500
Grand Praire Independent School District 5.375% 2/15/16 (FSA Insured)	1,000,000	1,113,000
Grapevine Gen. Oblig. 5.75% 8/15/18 (FGIC Insured)	1,250,000	1,392,738
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,086,490
Harris County Gen. Oblig.:
0% 10/1/17 (MBIA Insured)	2,500,000	1,456,800
0% 8/15/24 (MBIA Insured)	1,000,000	399,950
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12	1,000,000	1,098,820
5.75% 2/15/21	1,310,000	1,421,599
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (c)	1,000,000	1,087,900
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,509,774
Houston Independent School District 0% 8/15/13	1,300,000	936,520
Humble Independent School District Series 2005 B, 5.25% 2/15/20 (FGIC Insured) (a)	1,800,000	1,969,848
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	791,880
Kennedale Independent School District 5.5% 2/15/29	1,100,000	1,203,191
Lewisville Independent School District 0% 8/15/19	2,340,000	1,237,696
Los Fresnos Independent School District:
5.75% 8/15/13	1,040,000	1,164,103
5.75% 8/15/14	1,100,000	1,228,997
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/19 (AMBAC Insured)	$ 1,000,000	$ 1,091,580
Mansfield Independent School District 5.5% 2/15/17	2,000,000	2,216,560
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,094,059
Mount Pleasant Independent School District 5.5% 2/15/22	2,590,000	2,841,385
North Central Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,362,077
Northside Independent School District:
5.5% 2/15/15	940,000	1,040,157
5.5% 2/15/15 (Pre-Refunded to 2/15/11 @ 100) (d)	1,060,000	1,190,062
Northwest Texas Independent School District 5.5% 8/15/21	3,185,000	3,530,732
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (b)(c)	4,000,000	4,332,000
San Antonio Elec. & Gas Systems Rev. 5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (d)	75,000	79,209
San Benito Consolidated Independent School District 6% 2/15/25	900,000	1,020,798
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/14 (AMBAC Insured)	2,245,000	2,537,277
Spring Branch Independent School District 5.375% 2/1/18	1,000,000	1,089,110
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,000,000	1,040,450
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,715,000	3,729,895
0% 9/1/11 (Escrowed to Maturity) (d)	35,000	27,999
0% 9/1/15 (MBIA Insured)	1,000,000	647,770
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	1,000,000	1,063,620
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	4,050,000	4,398,219
5.75% 8/15/38 (AMBAC Insured)	3,775,000	4,239,136
Texas Tpk. Auth. Dallas North Tollway Rev. 5.25% 1/1/23 (FGIC Insured)	2,600,000	2,690,480
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,078,600
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	4,000,000	4,563,520
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	$ 1,000,000	$ 1,053,330
White Settlement Independent School District 5.75% 8/15/34	1,340,000	1,500,224
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	1,355,000	1,490,419
6% 8/15/19 (Pre-Refunded to 8/15/10 @ 100) (d)	1,000,000	1,140,200
Yselta Independent School District 0% 8/15/09	4,065,000	3,511,306
		102,164,939
Utah - 2.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6.5% 7/1/09 (AMBAC Insured)	365,000	411,530
6.5% 7/1/09 (Escrowed to Maturity) (d)	635,000	721,246
Series B:
5.75% 7/1/16 (MBIA Insured)	2,500,000	2,687,225
6% 7/1/16 (MBIA Insured)	7,000,000	7,382,970
Salt Lake City School District Series B, 5% 3/1/12	1,380,000	1,518,718
		12,721,689
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,140,660
Series A, 5.75% 12/1/18 (AMBAC Insured)	400,000	448,724
		1,589,384
Virginia - 0.5%
Virginia Resources Auth. Clean Wtr. State Revolving Fund Rev.:
5.625% 10/1/22	1,250,000	1,381,750
5.75% 10/1/19	1,750,000	1,961,645
		3,343,395
Washington - 9.6%
Chelan County Pub. Util. District #1 Rev. Series B, 4.5% 7/1/08 (FGIC Insured)	1,040,000	1,071,741
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	3,040,000	3,398,446
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	4,000,000	4,606,280
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Washington - continued
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (c)	$ 1,715,000	$ 1,842,870
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (c)	1,950,000	2,068,131
King County Swr. Rev. Series B:
5.125% 1/1/33 (FSA Insured)	2,800,000	2,917,544
5.5% 1/1/21 (FSA Insured)	1,615,000	1,768,134
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (c)	3,000,000	3,170,280
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	1,000,000	1,106,850
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,094,890
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,081,230
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,138,400
Tacoma Elec. Sys. Rev.:
Series 2001 A, 5.75% 1/1/20 (FSA Insured)	1,000,000	1,116,750
Series A, 5.625% 1/1/21 (FSA Insured)	1,300,000	1,434,394
Tumwater School District #33, Thurston County Series 1996 B, 0% 12/1/10 (FGIC Insured)	4,000,000	3,260,560
Univ. of Washington Univ. Revs. (Student Facilities Fee Prog.) 5.8% 6/1/30 (FSA Insured)	3,000,000	3,315,360
Washington Gen. Oblig.:
Series 2000 A, 5.625% 7/1/24	2,000,000	2,171,100
Series 2001 C, 5.25% 1/1/16	1,000,000	1,090,150
Series C, 5.25% 1/1/26 (FSA Insured)	1,000,000	1,068,420
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	627,672
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,321,690
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,803,672
		60,474,564
Wisconsin - 1.5%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	930,000	951,920
Douglas County Gen. Oblig. 5.5% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (d)	1,000,000	1,108,990
Menasha Joint School District 5.5% 3/1/17 (FSA Insured)	1,160,000	1,284,120
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Wisconsin - continued
Wisconsin Gen. Oblig. Series 1, 5.25% 5/1/12 (MBIA Insured) (a)	$ 1,000,000	$ 1,092,760
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,500,000	1,609,275
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	1,000,000	1,084,240
5.75% 8/15/30	1,500,000	1,600,470
6.25% 8/15/22	600,000	664,422
		9,396,197
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $596,822,331)		632,497,933
NET OTHER ASSETS - (0.1)%		(463,246)
NET ASSETS - 100%		$ 632,034,687
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	32.0%
Electric Utilities	11.8%
Escrowed/Pre-Refunded	11.2%
Health Care	10.5%
Transportation	9.8%
Water & Sewer	9.6%
Education	7.0%
Others* (individually less than 5%)	8.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $596,822,331) - See accompanying schedule		$ 632,497,933
Cash		230,275
Receivable for investments sold Regular delivery		2,772,342
Delayed delivery		1,770,598
Receivable for fund shares sold		732,311
Interest receivable		8,968,959
Prepaid expenses		1,826
Other receivables		7,940
Total assets		646,982,184

Liabilities
Payable for investments purchased Regular delivery	$ 1,329,548
Delayed delivery	11,249,656
Payable for fund shares redeemed	1,110,925
Distributions payable	732,579
Accrued management fee	195,366
Distribution fees payable	196,782
Other affiliated payables	72,315
Other payables and accrued expenses	60,326
Total liabilities		14,947,497

Net Assets		$ 632,034,687
Net Assets consist of:
Paid in capital		$ 592,770,385
Distributions in excess of net investment income		(206,375)
Accumulated undistributed net realized gain (loss) on investments		3,795,075
Net unrealized appreciation (depreciation) on investments		35,675,602
Net Assets		$ 632,034,687

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($109,150,481 ÷ 8,285,678 shares)	$ 13.17

Maximum offering price per share (100/95.25 of $13.17)	$ 13.83
Class T: Net Asset Value and redemption price per share ($317,223,862 ÷ 24,031,984 shares)	$ 13.20

Maximum offering price per share (100/96.50 of $13.20)	$ 13.68
Class B: Net Asset Value and offering price per share ($89,706,296 ÷ 6,824,224 shares)A	$ 13.15

Class C: Net Asset Value and offering price per share ($61,372,298 ÷ 4,651,559 shares)A	$ 13.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,581,750 ÷ 4,157,428 shares)	$ 13.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Interest		$ 14,539,428

Expenses
Management fee	$ 1,171,086
Transfer agent fees	345,940
Distribution fees	1,196,732
Accounting fees and expenses	79,148
Independent trustees' compensation	1,591
Custodian fees and expenses	5,293
Registration fees	41,438
Audit	28,192
Legal	4,715
Miscellaneous	39,940
Total expenses before reductions	2,914,075
Expense reductions	(43,291)	2,870,784
Net investment income		11,668,644
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,199,056
Futures contracts	(31,570)
Total net realized gain (loss)		4,167,486
Change in net unrealized appreciation (depreciation) on investment securities		(3,991,390)
Net gain (loss)		176,096
Net increase (decrease) in net assets resulting from operations		$ 11,844,740

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,668,644	$ 24,224,497
Net realized gain (loss)	4,167,486	5,732,408
Change in net unrealized appreciation (depreciation)	(3,991,390)	8,110,994
Net increase (decrease) in net assets resulting from operations	11,844,740	38,067,899
Distributions to shareholders from net investment income	(11,639,855)	(24,158,959)
Distributions to shareholders from net realized gain	(5,181,802)	(1,087,792)
Total distributions	(16,821,657)	(25,246,751)
Share transactions - net increase (decrease)	14,880,063	(33,873,509)
Total increase (decrease) in net assets	9,903,146	(21,052,361)

Net Assets
Beginning of period	622,131,541	643,183,902
End of period (including distributions in excess of net investment income of $206,375 and distributions in excess of net investment income of $199,472, respectively)	$ 632,034,687	$ 622,131,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 13.00	$ 12.87	$ 12.70	$ 12.02	$ 11.69
Income from Investment Operations
Net investment incomeE	.260	.533	.539	.557G	.584	.591
Net realized and unrealized gain (loss)	-H	.301	.137	.168G	.679	.337
Total from investment operations	.260	.834	.676	.725	1.263	.928
Distributions from net investment income	(.260)	(.532)	(.544)	(.555)	(.583)	(.598)
Distributions from net realized gain	(.110)	(.022)	(.002)	-	-	-
Total distributions	(.370)	(.554)	(.546)	(.555)	(.583)	(.598)
Net asset value, end of period	$ 13.17	$ 13.28	$ 13.00	$ 12.87	$ 12.70	$ 12.02
Total ReturnB,C,D	2.00%	6.56%	5.33%	5.88%	10.72%	8.17%
Ratios to Average Net AssetsF
Expenses before expense reductions	.71%A	.69%	.68%	.69%	.69%	.72%
Expenses net of voluntary waivers, if any	.71%A	.69%	.68%	.69%	.69%	.72%
Expenses net of all reductions	.69%A	.69%	.68%	.67%	.62%	.72%
Net investment income	3.99%A	4.07%	4.15%	4.41%G	4.70%	5.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,150	$ 101,763	$ 87,406	$ 67,457	$ 46,796	$ 22,780
Portfolio turnover rate	23%A	17%	26%	20%	16%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 13.03	$ 12.89	$ 12.72	$ 12.04	$ 11.70
Income from Investment Operations
Net investment incomeE	.254	.522	.529	.546H	.572	.583
Net realized and unrealized gain (loss)	(.001)F	.299	.144	.166H	.679	.343
Total from investment operations	.253	.821	.673	.712	1.251	.926
Distributions from net investment income	(.253)	(.519)	(.531)	(.542)	(.571)	(.586)
Distributions from net realized gain	(.110)	(.022)	(.002)	-	-	-
Total distributions	(.363)	(.541)	(.533)	(.542)	(.571)	(.586)
Net asset value, end of period	$ 13.20	$ 13.31	$ 13.03	$ 12.89	$ 12.72	$ 12.04
Total ReturnB,C,D	1.95%	6.44%	5.30%	5.76%	10.59%	8.14%
Ratios to Average Net AssetsG
Expenses before expense reductions	.81%A	.79%	.78%	.79%	.79%	.81%
Expenses net of voluntary waivers, if any	.81%A	.79%	.78%	.79%	.79%	.81%
Expenses net of all reductions	.79%A	.78%	.77%	.77%	.72%	.81%
Net investment income	3.89%A	3.97%	4.06%	4.31%H	4.60%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 317,224	$ 319,734	$ 340,542	$ 354,030	$ 369,295	$ 340,959
Portfolio turnover rate	23%A	17%	26%	20%	16%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 12.98	$ 12.85	$ 12.67	$ 12.00	$ 11.67
Income from Investment Operations
Net investment incomeE	.210	.435	.443	.462G	.489	.504
Net realized and unrealized gain (loss)	.010	.291	.136	.178G	.671	.336
Total from investment operations	.220	.726	.579	.640	1.160	.840
Distributions from net investment income	(.210)	(.434)	(.447)	(.460)	(.490)	(.510)
Distributions from net realized gain	(.110)	(.022)	(.002)	-	-	-
Total distributions	(.320)	(.456)	(.449)	(.460)	(.490)	(.510)
Net asset value, end of period	$ 13.15	$ 13.25	$ 12.98	$ 12.85	$ 12.67	$ 12.00
Total ReturnB,C,D	1.70%	5.70%	4.56%	5.19%	9.83%	7.38%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.47%A	1.44%	1.43%	1.44%	1.43%	1.46%
Expenses net of voluntary waivers, if any	1.47%A	1.44%	1.43%	1.44%	1.43%	1.46%
Expenses net of all reductions	1.45%A	1.44%	1.42%	1.41%	1.37%	1.46%
Net investment income	3.23%A	3.32%	3.41%	3.66%G	3.95%	4.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,706	$ 97,487	$ 110,853	$ 109,986	$ 91,687	$ 68,571
Portfolio turnover rate	23%A	17%	26%	20%	16%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 13.02	$ 12.89	$ 12.71	$ 12.04	$ 11.70
Income from Investment Operations
Net investment incomeE	.205	.423	.430	.451H	.478	.493
Net realized and unrealized gain (loss)	(.001)F	.300	.135	.176H	.669	.345
Total from investment operations	.204	.723	.565	.627	1.147	.838
Distributions from net investment income	(.204)	(.421)	(.433)	(.447)	(.477)	(.498)
Distributions from net realized gain	(.110)	(.022)	(.002)	-	-	-
Total distributions	(.314)	(.443)	(.435)	(.447)	(.477)	(.498)
Net asset value, end of period	$ 13.19	$ 13.30	$ 13.02	$ 12.89	$ 12.71	$ 12.04
Total ReturnB,C,D	1.57%	5.65%	4.44%	5.06%	9.69%	7.34%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.56%A	1.54%	1.53%	1.53%	1.53%	1.56%
Expenses net of voluntary waivers, if any	1.56%A	1.54%	1.53%	1.53%	1.53%	1.56%
Expenses net of all reductions	1.55%A	1.54%	1.52%	1.51%	1.47%	1.56%
Net investment income	3.14%A	3.22%	3.31%	3.57%H	3.85%	4.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,372	$ 58,984	$ 59,423	$ 52,019	$ 37,324	$ 17,120
Portfolio turnover rate	23%A	17%	26%	20%	16%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 12.96	$ 12.83	$ 12.66	$ 11.98	$ 11.65
Income from Investment Operations
Net investment incomeD	.269	.551	.556	.573F	.598	.604
Net realized and unrealized gain (loss)	.001	.304	.139	.170F	.682	.339
Total from investment operations	.270	.855	.695	.743	1.280	.943
Distributions from net investment income	(.270)	(.553)	(.563)	(.573)	(.600)	(.613)
Distributions from net realized gain	(.110)	(.022)	(.002)	-	-	-
Total distributions	(.380)	(.575)	(.565)	(.573)	(.600)	(.613)
Net asset value, end of period	$ 13.13	$ 13.24	$ 12.96	$ 12.83	$ 12.66	$ 11.98
Total ReturnB,C	2.09%	6.75%	5.50%	6.05%	10.91%	8.34%
Ratios to Average Net AssetsE
Expenses before expense reductions	.54%A	.54%	.54%	.55%	.54%	.61%
Expenses net of voluntary waivers, if any	.54%A	.54%	.54%	.55%	.54%	.61%
Expenses net of all reductions	.53%A	.53%	.53%	.52%	.48%	.61%
Net investment income	4.16%A	4.23%	4.30%	4.55%F	4.84%	5.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,582	$ 44,164	$ 44,960	$ 31,703	$ 21,842	$ 8,324
Portfolio turnover rate	23%A	17%	26%	20%	16%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 36,403,972
Unrealized depreciation	(390,112)
Net unrealized appreciation (depreciation)	$ 36,013,860
Cost for federal income tax purposes	$ 596,484,073

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $88,312,652 and $71,461,924, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 78,945	$ 915
Class T	0%	.25%	397,483	10,864
Class B	.65%	.25%	419,849	305,531
Class C	.75%	.25%	300,455	58,696
			$ 1,196,732	$ 376,006

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 40,409
Class T	14,330
Class B*	104,869
Class C*	4,513
$ 164,121

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for each class of the fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 58,507	.11*
Class T	175,035	.11*
Class B	54,037	.12*
Class C	33,480	.11*
Institutional Class	24,881	.10*
	$ 345,940

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,356 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $5,239 and $37,947, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 105

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 2,078,895	$ 3,846,154
Class T	6,114,214	13,026,369
Class B	1,496,738	3,489,310
Class C	929,955	1,946,801
Institutional Class	1,020,053	1,850,325
Total	$ 11,639,855	$ 24,158,959
From net realized gain
Class A	$ 849,843	$ 149,850
Class T	2,646,649	570,715
Class B	802,913	187,961
Class C	495,651	103,229
Institutional Class	386,746	76,037
Total	$ 5,181,802	$ 1,087,792

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	1,518,596	3,051,831	$ 19,961,135	$ 40,015,553
Reinvestment of distributions	150,934	195,076	1,977,428	2,555,131
Shares redeemed	(1,046,302)	(2,307,544)	(13,727,576)	(30,076,418)
Net increase (decrease)	623,228	939,363	$ 8,210,987	$ 12,494,266
Class T
Shares sold	1,418,179	2,589,160	$ 18,685,762	$ 34,035,763
Reinvestment of distributions	498,995	732,696	6,551,443	9,618,791
Shares redeemed	(1,912,942)	(5,437,720)	(25,185,535)	(71,165,874)
Net increase (decrease)	4,232	(2,115,864)	$ 51,670	$ (27,511,320)
Class B
Shares sold	228,155	785,410	$ 2,992,328	$ 10,289,254
Reinvestment of distributions	106,408	161,470	1,390,888	2,111,035
Shares redeemed	(866,054)	(2,134,429)	(11,364,436)	(27,807,695)
Net increase (decrease)	(531,491)	(1,187,549)	$ (6,981,220)	$ (15,407,406)
Class C
Shares sold	610,729	1,183,460	$ 8,049,793	$ 15,560,504
Reinvestment of distributions	68,431	97,489	897,716	1,279,206
Shares redeemed	(462,173)	(1,410,402)	(6,087,737)	(18,440,008)
Net increase (decrease)	216,987	(129,453)	$ 2,859,772	$ (1,600,298)
Institutional Class
Shares sold	1,230,000	2,509,454	$ 16,090,530	$ 32,802,511
Reinvestment of distributions	13,483	24,913	176,095	325,341
Shares redeemed	(422,391)	(2,667,085)	(5,527,771)	(34,976,603)
Net increase (decrease)	821,092	(132,718)	$ 10,738,854	$ (1,848,751)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

HIM-USAN-0605
1.784901.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Municipal Income Fund -

Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,020.00	$ 3.56
HypotheticalA	$ 1,000.00	$ 1,021.27	$ 3.56
Class T
Actual	$ 1,000.00	$ 1,019.50	$ 4.06
HypotheticalA	$ 1,000.00	$ 1,020.78	$ 4.06
Class B
Actual	$ 1,000.00	$ 1,017.00	$ 7.35
HypotheticalA	$ 1,000.00	$ 1,017.50	$ 7.35
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,015.70	$ 7.80
HypotheticalA	$ 1,000.00	$ 1,017.06	$ 7.80
Institutional Class
Actual	$ 1,000.00	$ 1,020.90	$ 2.71
HypotheticalA	$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.71%
Class T	.81%
Class B	1.47%
Class C	1.56%
Institutional Class	.54%

Semiannual Report

Investment Changes

Top Five States as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	16.2	15.7
Illinois	12.3	13.3
Washington	9.6	9.3
New York	9.2	9.8
California	8.2	8.4
Top Five Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.0	33.0
Electric Utilities	11.8	11.7
Escrowed/Pre-Refunded	11.2	4.8
Health Care	10.5	11.0
Transportation	9.8	11.5
Average Years to Maturity as of April 30, 2005
		6 months ago
Years	15.0	15.9
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of April 30, 2005
6 months ago
Years	6.8	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
AAA 72.2%	AAA 69.4%
AA,A 20.9%	AA,A 22.6%
BBB 6.2%	BBB 6.3%
Not Rated 0.8%	Not Rated 0.6%
Short-Term Investments and Net Other Assets* (0.1)%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.1%
	Principal Amount	Value (Note 1)
Alabama - 0.4%
Oxford Gen. Oblig. 5.75% 5/1/25 (AMBAC Insured)	$ 1,000,000	$ 1,100,160
Phenix City Gen. Oblig. 5.65% 8/1/21 (AMBAC Insured)	1,000,000	1,122,130
		2,222,290
Alaska - 0.3%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.45% 7/1/09 (AMBAC Insured) (c)	1,500,000	1,580,370
Arizona - 0.6%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (c)	1,300,000	1,395,446
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (d)	3,750,000	2,583,413
		3,978,859
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,052,490
California - 8.2%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (FGIC Insured)	1,000,000	1,081,960
5.75% 5/1/17	800,000	893,832
Series A:
5.5% 5/1/15 (AMBAC Insured)	1,000,000	1,120,360
5.875% 5/1/16	2,100,000	2,373,210
California Econ. Recovery:
Series 2004 A, 5% 7/1/16	1,400,000	1,496,950
Series A, 5.25% 7/1/13 (MBIA Insured)	1,080,000	1,215,518
California Gen. Oblig.:
5.25% 2/1/11	2,300,000	2,525,147
5.25% 2/1/14	2,400,000	2,656,656
5.25% 2/1/15	1,200,000	1,328,328
5.25% 2/1/16	1,000,000	1,104,700
5.25% 2/1/28	1,200,000	1,276,608
5.5% 3/1/11	3,500,000	3,893,085
5.5% 4/1/30	500,000	545,540
5.5% 11/1/33	1,100,000	1,193,885
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (b)(c)	1,200,000	1,201,404
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
California Pub. Works Board Lease Rev.:
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	$ 2,585,000	$ 2,815,685
Series 2005 A, 5.25% 6/1/30	1,500,000	1,582,800
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	1,260,000	1,268,077
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	717,178
5% 1/15/16 (MBIA Insured)	400,000	425,936
5.75% 1/15/40	600,000	612,042
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	1,200,000	1,276,680
Series 2003 B, 5.75% 6/1/23	1,800,000	1,912,716
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,000,000	4,135,080
Series A, 5.125% 7/1/41 (MBIA Insured)	1,300,000	1,350,999
Los Angeles Unified School District Series A:
5.375% 7/1/17 (MBIA Insured)	1,800,000	2,022,696
5.375% 7/1/18 (MBIA Insured)	1,000,000	1,115,490
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	500,000	512,880
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/08 (Pre-Refunded to 7/1/06 @ 102) (d)	300,000	318,969
San Diego Unified School District (Election of 1998 Proj.) Series E2, 5.5% 7/1/26 (FSA Insured)	2,300,000	2,705,582
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	1,300,000	1,016,301
Univ. of California Revs. (UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	1,755,000	1,948,717
5.5% 5/15/20 (AMBAC Insured)	2,000,000	2,205,140
		51,850,151
Colorado - 2.2%
Arapahoe County Cherry Creek School District #5 6% 12/15/15	1,250,000	1,400,688
Colorado Springs Arpt. Rev. Series C, 0% 1/1/08 (MBIA Insured)	870,000	795,215
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,881,704
Colorado Wtr. Resources Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	1,610,000	1,816,161
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Colorado - continued
Colorado Wtr. Resources Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A: - continued
5.625% 9/1/14	$ 1,745,000	$ 1,963,142
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	1,200,000	1,350,648
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (d)	2,275,000	1,785,397
		13,992,955
Connecticut - 0.8%
Connecticut Gen. Oblig.:
Series 2002 B, 5.5% 6/15/18 (Pre-Refunded to 6/15/12 @ 100) (d)	600,000	681,840
Series D, 5.375% 11/15/18 (Pre-Refunded to 11/15/12 @ 100) (d)	1,000,000	1,135,210
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (c)	3,350,000	3,368,861
		5,185,911
District Of Columbia - 2.2%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (Escrowed to Maturity) (d)	150,000	155,513
Series B:
0% 6/1/12 (MBIA Insured)	1,200,000	914,964
5.25% 6/1/26 (FSA Insured)	6,000,000	6,341,160
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,646,241
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	2,000,000	2,186,220
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,637,950
		13,882,048
Florida - 0.9%
Dade County Aviation Rev. Series D, 5.75% 10/1/09 (AMBAC Insured) (c)	5,000,000	5,155,400
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured)	500,000	539,210
		5,694,610
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Georgia - 2.4%
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (c)	$ 1,000,000	$ 1,089,270
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	1,000,000	1,046,140
5% 11/1/43 (FSA Insured)	7,900,000	8,214,736
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	2,200,000	2,372,590
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	1,100,000	1,238,094
Private Colleges & Univs. Auth. Rev. (Emory Univ. Proj.) Series 1999 A, 5.5% 11/1/31	500,000	541,600
Richmond County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (d)	1,165,000	529,283
		15,031,713
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (c)	1,300,000	1,595,594
Illinois - 12.3%
Chicago Board of Ed.:
Series A, 0% 12/1/16 (FGIC Insured)	1,300,000	781,079
5.75% 12/1/27 (AMBAC Insured)	1,460,000	1,580,465
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,120,000	3,836,444
0% 1/1/24 (FGIC Insured)	6,110,000	2,526,240
0% 1/1/28 (FGIC Insured)	5,000,000	1,662,200
(Neighborhoods Alive 21 Prog.):
Series 2000 A, 6% 1/1/28 (FGIC Insured)	1,400,000	1,586,844
5.5% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	2,265,000	2,537,547
Series 2000 C, 5.5% 1/1/40 (FGIC Insured)	1,410,000	1,528,031
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/11 @ 101) (d)	1,000,000	1,081,390
5% 1/1/42 (AMBAC Insured)	1,700,000	1,749,334
5.5% 1/1/38 (MBIA Insured)	1,000,000	1,089,050
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	1,500,000	1,557,570
Series B, 6% 1/1/09 (MBIA Insured) (c)	300,000	317,196
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (c)	900,000	941,076
5.5% 1/1/16 (Pre-Refunded to 1/1/07 @ 102) (c)(d)	100,000	106,099
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series A:
6.25% 1/1/09 (AMBAC Insured) (c)	$ 3,325,000	$ 3,549,305
5.5% 1/1/09 (AMBAC Insured) (c)	1,250,000	1,339,075
Chicago Park District Series 2001 A, 5.5% 1/1/19 (FGIC Insured)	1,000,000	1,095,360
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC Insured)	1,400,000	1,401,638
Coles & Cumberland Counties Cmnty. Unit School District #2 5.8% 2/1/17 (FGIC Insured)	1,000,000	1,119,190
Cook County Gen. Oblig. Series C, 5% 11/15/25 (AMBAC Insured)	1,100,000	1,151,953
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,586,294
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,640,655
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) 5% 12/1/38 (a)	1,650,000	1,698,626
Illinois Gen. Oblig.:
First Series:
5.5% 8/1/19 (MBIA Insured)	2,500,000	2,805,375
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,116,250
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,090,390
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,091,090
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,219,930
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,214,744
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,072,470
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (d)	1,500,000	1,785,135
Illinois Sales Tax Rev.:
First Series 2001, 5.5% 6/15/13	3,250,000	3,608,638
6% 6/15/20	600,000	673,836
Kane County School District #129, Aurora West Side Series A:
5.75% 2/1/16 (FGIC Insured)	1,000,000	1,128,900
5.75% 2/1/18 (FGIC Insured)	2,000,000	2,247,600
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/16 (MBIA Insured)	1,000,000	1,108,480
Lake Co. Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	1,805,000	879,468
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	$ 1,795,000	$ 2,008,946
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	2,000,000	508,660
5.75% 6/15/41 (MBIA Insured)	3,300,000	3,718,539
Series A:
0% 6/15/16 (FGIC Insured)	2,370,000	1,456,318
0% 12/15/24 (MBIA Insured)	3,000,000	1,167,480
0% 6/15/36 (MBIA Insured)	5,000,000	1,062,600
0% 12/15/38 (MBIA Insured)	2,000,000	372,860
Ogle Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	1,000,000	1,156,470
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15 (MBIA Insured)	3,700,000	2,420,281
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	667,280
		78,044,401
Indiana - 1.3%
Anderson Ind. School Bldg. Corp. 5.5% 7/15/23 (FSA Insured)	1,330,000	1,477,843
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31	1,500,000	1,577,940
Muncie School Bldg. Corp. 5.25% 7/10/13 (MBIA Insured)	1,670,000	1,861,215
New Albany Floyd County Independent School Bldg. Corp. 5.75% 7/15/17 (FGIC Insured)	1,000,000	1,129,780
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (c)	2,000,000	2,108,420
		8,155,198
Iowa - 0.9%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30 (AMBAC Insured)	1,870,000	2,066,612
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	4,000,000	3,786,640
		5,853,252
Kansas - 1.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (b)	1,000,000	1,031,870
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Kansas - continued
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	$ 1,500,000	$ 1,665,840
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev. (Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,520,088
5% 12/1/14 (MBIA Insured)	500,000	526,615
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,519,173
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,864,783
		9,128,369
Kentucky - 1.4%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A:
5.25% 5/15/37 (FGIC Insured)	2,170,000	2,346,139
5.75% 5/15/33 (FGIC Insured)	6,050,000	6,715,742
		9,061,881
Maine - 1.6%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (d)	8,100,000	9,184,752
5.25% 7/1/30 (FSA Insured)	1,000,000	1,075,940
		10,260,692
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.) 5.75% 7/1/13 (Escrowed to Maturity) (d)	2,680,000	3,036,896
Massachusetts - 3.7%
Massachusetts Bay Trans. Auth. Series A, 5.75% 3/1/26	2,000,000	2,191,520
Massachusetts Gen. Oblig.:
Series 2005 A, 5% 3/1/22	3,500,000	3,740,765
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,112,360
Series D, 5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	1,200,000	1,342,512
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	510,725
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	800,000	716,488
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2: - continued
0% 8/1/10	$ 4,500,000	$ 3,682,800
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.75% 1/1/32 (FGIC Insured)	2,000,000	2,271,120
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,723
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (d)	7,000,000	7,932,120
		23,511,133
Michigan - 1.1%
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	1,065,000	1,120,934
Ecorse Pub. School District 5.5% 5/1/27 (Pre-Refunded to 5/1/08 @ 101) (d)	1,000,000	1,084,660
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (d)	300,000	340,008
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	2,052,160
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,532,060
		7,129,822
Minnesota - 1.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,820,646
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,114,480
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series D, 6.4% 7/1/15 (c)	475,000	482,771
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	590,000	627,725
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,239,460
Saint Paul Port Auth. Lease Rev. Series 2003 11, 5.25% 12/1/18	1,000,000	1,104,470
		7,389,552
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Missouri - 0.2%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	$ 1,010,000	$ 1,086,336
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	1,100,000	1,161,545
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,044,700
		2,206,245
Nevada - 1.0%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (c)	1,000,000	1,066,870
Clark County Gen. Oblig.:
(Park & Reg'l. Justice Ctr. Proj.) 5.75% 11/1/24 (FGIC Insured)	1,000,000	1,107,660
Series 2000, 5.5% 7/1/30 (MBIA Insured)	500,000	539,695
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (d)	1,000,000	1,128,550
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)	1,000,000	1,103,640
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,094,640
		6,041,055
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (b)(c)	1,000,000	998,660
New Jersey - 1.5%
New Jersey Econ. Dev. Auth. Rev. Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	1,500,000	1,739,865
New Jersey Gen. Oblig. Series 2005 N, 5.25% 7/15/10 (FGIC Insured) (a)	1,000,000	1,080,420
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5.625% 1/1/15 (MBIA Insured)	185,000	202,669
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	1,000,000	1,139,140
North Hudson Swr. Auth. Swr. Rev. Series A, 5.25% 8/1/17 (FGIC Insured)	2,000,000	2,195,240
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	600,000	603,198
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
Tobacco Settlement Fing. Corp.: - continued
6.125% 6/1/24	$ 1,100,000	$ 1,132,076
6.125% 6/1/42	1,600,000	1,611,136
		9,703,744
New Mexico - 1.3%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (c)	3,970,000	4,332,342
6.75% 7/1/09 (AMBAC Insured) (c)	450,000	505,557
6.75% 7/1/11 (AMBAC Insured) (c)	1,805,000	2,086,237
New Mexico Edl. Assistance Foundation Student Ln. Rev. Series IV A2, 6.65% 3/1/07	1,000,000	1,025,930
		7,950,066
New York - 9.2%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/16 (FSA Insured)	1,500,000	1,715,520
5.75% 5/1/21 (FSA Insured)	6,100,000	6,965,887
5.75% 5/1/25 (FSA Insured)	600,000	682,530
Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	4,300,000	4,829,631
Series F, 5.25% 11/15/27 (MBIA Insured)	500,000	537,595
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	1,000,000	1,005,820
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	700,000	790,405
Metropolitan Trans. Auth. Transit Facilities Rev. Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (d)	150,000	163,461
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	300,000	324,474
New York City Gen. Oblig.:
Series 2003 I, 5.75% 3/1/16	715,000	803,932
Series 2005 J, 5% 3/1/20	2,000,000	2,114,400
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	662,712
Series C, 5.75% 3/15/27 (FSA Insured)	500,000	564,515
Series E, 6% 8/1/11	25,000	26,252
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	750,000	776,123
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 5.9% 1/1/06 (c)	8,680,000	8,815,668
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	$ 500,000	$ 525,030
Series 2005 D, 5% 6/15/37	1,500,000	1,567,770
Series A, 5.125% 6/15/34 (MBIA Insured)	2,000,000	2,106,380
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,051,570
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,691,115
Series C, 7.5% 7/1/10	500,000	554,070
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	6,150,000	6,591,263
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,140,780
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	870,000	906,227
4.875% 6/15/20	795,000	825,011
5% 6/15/15	305,000	323,901
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	500,000	554,730
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	305,000	337,208
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	400,000	445,472
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,633,950
Tobacco Settlement Fing. Corp. Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,081,200
5.25% 6/1/22 (AMBAC Insured)	950,000	1,023,749
5.5% 6/1/16	4,700,000	5,133,481
		58,271,832
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (c)	500,000	524,565
North Carolina - 3.1%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,039,000
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,333,716
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	$ 1,720,000	$ 1,786,960
5.125% 7/1/42	5,155,000	5,382,284
5.25% 7/1/42	1,300,000	1,371,682
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,500,000	1,621,515
Series B:
5.875% 1/1/21 (MBIA Insured)	3,050,000	3,248,220
7.25% 1/1/07	1,000,000	1,061,170
Series C, 5.5% 1/1/07	700,000	723,247
Series D, 6.7% 1/1/19	1,115,000	1,247,462
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,079,990
		19,895,246
Ohio - 0.7%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (c)	1,005,000	1,010,739
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	1,000,000	1,124,520
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	1,455,000	1,588,234
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	468,778
		4,192,271
Oklahoma - 1.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. 5.5% 10/1/21 (FGIC Insured)	1,695,000	1,894,349
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	865,000	945,177
5.75% 8/15/29 (Pre-Refunded to 8/15/09 @ 101) (d)	635,000	710,216
6% 8/15/19 (MBIA Insured)	1,740,000	1,932,322
6% 8/15/19 (Pre-Refunded to 8/15/09 @ 101) (d)	1,260,000	1,421,809
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	3,000,000	3,322,080
		10,225,953
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Oregon - 1.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	$ 1,715,000	$ 1,908,263
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	500,000	559,770
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/18 (Pre-Refunded to 8/1/10 @ 100) (d)	1,000,000	1,127,240
5.75% 8/1/19 (Pre-Refunded to 8/1/10 @ 100) (d)	2,080,000	2,344,659
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,159,360
		7,099,292
Pennsylvania - 2.8%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (c)	1,000,000	1,036,870
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,117,860
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,806,991
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,901,135
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,206,667
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (c)	2,000,000	2,077,860
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	3,065,000	3,435,497
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,384,550
		17,967,430
Puerto Rico - 0.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	1,000,000	1,093,380
Rhode Island - 1.3%
North Kingstown Gen. Oblig. 5.8% 10/1/21 (Pre-Refunded to 10/1/09 @ 101) (d)	1,320,000	1,480,182
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (Pre-Refunded to 4/1/10 @ 101) (d)	800,000	903,864
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Rhode Island - continued
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	$ 1,000,000	$ 1,100,880
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (c)	4,000,000	4,731,760
		8,216,686
South Carolina - 0.8%
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.) Series B, 5.7% 9/1/05 (c)	1,000,000	1,006,660
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (d)	1,000,000	1,221,550
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured) (a)	1,000,000	1,073,730
Series A, 5.5% 1/1/16 (FGIC Insured) (a)	1,000,000	1,133,070
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	559,971
		4,994,981
Tennessee - 0.7%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (d)	400,000	449,152
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (d)	600,000	676,872
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Hosp. Proj.):
6.5% 9/1/26 (Escrowed to Maturity) (d)	1,120,000	1,318,139
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (d)	1,880,000	2,257,673
		4,701,836
Texas - 16.2%
Aldine Independent School District 5.5% 2/15/13	3,150,000	3,496,091
Aledo Independent School District Series A, 5.125% 2/15/33 (a)	1,000,000	1,052,180
Alvin Independent School District 5.75% 8/15/21	1,000,000	1,111,130
Austin Independent School District 5.25% 8/1/14 (a)	1,000,000	1,082,650
Canyon Independent School District Series A, 5.5% 2/15/18	1,575,000	1,760,535
Comal Independent School District 5.75% 8/1/28 (Pre-Refunded to 8/1/09 @ 100) (d)	2,000,000	2,217,420
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	$ 1,000,000	$ 1,118,640
5.25% 7/15/18 (Pre-Refunded to 7/15/12 @ 100) (d)	1,500,000	1,682,895
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/14	3,200,000	2,238,784
0% 2/15/16	1,400,000	880,334
5.75% 2/15/21	1,000,000	1,116,800
Dallas Independent School District Series 5, 5.25% 8/15/13 (a)	1,000,000	1,107,100
El Paso Gen. Oblig. 5.75% 8/15/25 (Pre-Refunded to 8/15/07 @ 100) (d)	4,500,000	4,793,130
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	1,000,000	1,087,270
Garland Independent School District 5.5% 2/15/19	2,500,000	2,720,500
Grand Praire Independent School District 5.375% 2/15/16 (FSA Insured)	1,000,000	1,113,000
Grapevine Gen. Oblig. 5.75% 8/15/18 (FGIC Insured)	1,250,000	1,392,738
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,086,490
Harris County Gen. Oblig.:
0% 10/1/17 (MBIA Insured)	2,500,000	1,456,800
0% 8/15/24 (MBIA Insured)	1,000,000	399,950
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12	1,000,000	1,098,820
5.75% 2/15/21	1,310,000	1,421,599
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (c)	1,000,000	1,087,900
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,509,774
Houston Independent School District 0% 8/15/13	1,300,000	936,520
Humble Independent School District Series 2005 B, 5.25% 2/15/20 (FGIC Insured) (a)	1,800,000	1,969,848
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	791,880
Kennedale Independent School District 5.5% 2/15/29	1,100,000	1,203,191
Lewisville Independent School District 0% 8/15/19	2,340,000	1,237,696
Los Fresnos Independent School District:
5.75% 8/15/13	1,040,000	1,164,103
5.75% 8/15/14	1,100,000	1,228,997
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/19 (AMBAC Insured)	$ 1,000,000	$ 1,091,580
Mansfield Independent School District 5.5% 2/15/17	2,000,000	2,216,560
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,094,059
Mount Pleasant Independent School District 5.5% 2/15/22	2,590,000	2,841,385
North Central Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,362,077
Northside Independent School District:
5.5% 2/15/15	940,000	1,040,157
5.5% 2/15/15 (Pre-Refunded to 2/15/11 @ 100) (d)	1,060,000	1,190,062
Northwest Texas Independent School District 5.5% 8/15/21	3,185,000	3,530,732
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (b)(c)	4,000,000	4,332,000
San Antonio Elec. & Gas Systems Rev. 5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (d)	75,000	79,209
San Benito Consolidated Independent School District 6% 2/15/25	900,000	1,020,798
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/14 (AMBAC Insured)	2,245,000	2,537,277
Spring Branch Independent School District 5.375% 2/1/18	1,000,000	1,089,110
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,000,000	1,040,450
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,715,000	3,729,895
0% 9/1/11 (Escrowed to Maturity) (d)	35,000	27,999
0% 9/1/15 (MBIA Insured)	1,000,000	647,770
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	1,000,000	1,063,620
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	4,050,000	4,398,219
5.75% 8/15/38 (AMBAC Insured)	3,775,000	4,239,136
Texas Tpk. Auth. Dallas North Tollway Rev. 5.25% 1/1/23 (FGIC Insured)	2,600,000	2,690,480
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,078,600
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	4,000,000	4,563,520
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	$ 1,000,000	$ 1,053,330
White Settlement Independent School District 5.75% 8/15/34	1,340,000	1,500,224
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	1,355,000	1,490,419
6% 8/15/19 (Pre-Refunded to 8/15/10 @ 100) (d)	1,000,000	1,140,200
Yselta Independent School District 0% 8/15/09	4,065,000	3,511,306
		102,164,939
Utah - 2.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6.5% 7/1/09 (AMBAC Insured)	365,000	411,530
6.5% 7/1/09 (Escrowed to Maturity) (d)	635,000	721,246
Series B:
5.75% 7/1/16 (MBIA Insured)	2,500,000	2,687,225
6% 7/1/16 (MBIA Insured)	7,000,000	7,382,970
Salt Lake City School District Series B, 5% 3/1/12	1,380,000	1,518,718
		12,721,689
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,140,660
Series A, 5.75% 12/1/18 (AMBAC Insured)	400,000	448,724
		1,589,384
Virginia - 0.5%
Virginia Resources Auth. Clean Wtr. State Revolving Fund Rev.:
5.625% 10/1/22	1,250,000	1,381,750
5.75% 10/1/19	1,750,000	1,961,645
		3,343,395
Washington - 9.6%
Chelan County Pub. Util. District #1 Rev. Series B, 4.5% 7/1/08 (FGIC Insured)	1,040,000	1,071,741
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	3,040,000	3,398,446
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	4,000,000	4,606,280
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Washington - continued
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (c)	$ 1,715,000	$ 1,842,870
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (c)	1,950,000	2,068,131
King County Swr. Rev. Series B:
5.125% 1/1/33 (FSA Insured)	2,800,000	2,917,544
5.5% 1/1/21 (FSA Insured)	1,615,000	1,768,134
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (c)	3,000,000	3,170,280
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	1,000,000	1,106,850
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,094,890
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,081,230
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,138,400
Tacoma Elec. Sys. Rev.:
Series 2001 A, 5.75% 1/1/20 (FSA Insured)	1,000,000	1,116,750
Series A, 5.625% 1/1/21 (FSA Insured)	1,300,000	1,434,394
Tumwater School District #33, Thurston County Series 1996 B, 0% 12/1/10 (FGIC Insured)	4,000,000	3,260,560
Univ. of Washington Univ. Revs. (Student Facilities Fee Prog.) 5.8% 6/1/30 (FSA Insured)	3,000,000	3,315,360
Washington Gen. Oblig.:
Series 2000 A, 5.625% 7/1/24	2,000,000	2,171,100
Series 2001 C, 5.25% 1/1/16	1,000,000	1,090,150
Series C, 5.25% 1/1/26 (FSA Insured)	1,000,000	1,068,420
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	627,672
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,321,690
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,803,672
		60,474,564
Wisconsin - 1.5%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	930,000	951,920
Douglas County Gen. Oblig. 5.5% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (d)	1,000,000	1,108,990
Menasha Joint School District 5.5% 3/1/17 (FSA Insured)	1,160,000	1,284,120
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Wisconsin - continued
Wisconsin Gen. Oblig. Series 1, 5.25% 5/1/12 (MBIA Insured) (a)	$ 1,000,000	$ 1,092,760
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,500,000	1,609,275
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	1,000,000	1,084,240
5.75% 8/15/30	1,500,000	1,600,470
6.25% 8/15/22	600,000	664,422
		9,396,197
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $596,822,331)		632,497,933
NET OTHER ASSETS - (0.1)%		(463,246)
NET ASSETS - 100%		$ 632,034,687
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	32.0%
Electric Utilities	11.8%
Escrowed/Pre-Refunded	11.2%
Health Care	10.5%
Transportation	9.8%
Water & Sewer	9.6%
Education	7.0%
Others* (individually less than 5%)	8.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $596,822,331) - See accompanying schedule		$ 632,497,933
Cash		230,275
Receivable for investments sold Regular delivery		2,772,342
Delayed delivery		1,770,598
Receivable for fund shares sold		732,311
Interest receivable		8,968,959
Prepaid expenses		1,826
Other receivables		7,940
Total assets		646,982,184

Liabilities
Payable for investments purchased Regular delivery	$ 1,329,548
Delayed delivery	11,249,656
Payable for fund shares redeemed	1,110,925
Distributions payable	732,579
Accrued management fee	195,366
Distribution fees payable	196,782
Other affiliated payables	72,315
Other payables and accrued expenses	60,326
Total liabilities		14,947,497

Net Assets		$ 632,034,687
Net Assets consist of:
Paid in capital		$ 592,770,385
Distributions in excess of net investment income		(206,375)
Accumulated undistributed net realized gain (loss) on investments		3,795,075
Net unrealized appreciation (depreciation) on investments		35,675,602
Net Assets		$ 632,034,687

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($109,150,481 ÷ 8,285,678 shares)	$ 13.17

Maximum offering price per share (100/95.25 of $13.17)	$ 13.83
Class T: Net Asset Value and redemption price per share ($317,223,862 ÷ 24,031,984 shares)	$ 13.20

Maximum offering price per share (100/96.50 of $13.20)	$ 13.68
Class B: Net Asset Value and offering price per share ($89,706,296 ÷ 6,824,224 shares)A	$ 13.15

Class C: Net Asset Value and offering price per share ($61,372,298 ÷ 4,651,559 shares)A	$ 13.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,581,750 ÷ 4,157,428 shares)	$ 13.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Interest		$ 14,539,428

Expenses
Management fee	$ 1,171,086
Transfer agent fees	345,940
Distribution fees	1,196,732
Accounting fees and expenses	79,148
Independent trustees' compensation	1,591
Custodian fees and expenses	5,293
Registration fees	41,438
Audit	28,192
Legal	4,715
Miscellaneous	39,940
Total expenses before reductions	2,914,075
Expense reductions	(43,291)	2,870,784
Net investment income		11,668,644
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,199,056
Futures contracts	(31,570)
Total net realized gain (loss)		4,167,486
Change in net unrealized appreciation (depreciation) on investment securities		(3,991,390)
Net gain (loss)		176,096
Net increase (decrease) in net assets resulting from operations		$ 11,844,740

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,668,644	$ 24,224,497
Net realized gain (loss)	4,167,486	5,732,408
Change in net unrealized appreciation (depreciation)	(3,991,390)	8,110,994
Net increase (decrease) in net assets resulting from operations	11,844,740	38,067,899
Distributions to shareholders from net investment income	(11,639,855)	(24,158,959)
Distributions to shareholders from net realized gain	(5,181,802)	(1,087,792)
Total distributions	(16,821,657)	(25,246,751)
Share transactions - net increase (decrease)	14,880,063	(33,873,509)
Total increase (decrease) in net assets	9,903,146	(21,052,361)

Net Assets
Beginning of period	622,131,541	643,183,902
End of period (including distributions in excess of net investment income of $206,375 and distributions in excess of net investment income of $199,472, respectively)	$ 632,034,687	$ 622,131,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 13.00	$ 12.87	$ 12.70	$ 12.02	$ 11.69
Income from Investment Operations
Net investment incomeE	.260	.533	.539	.557G	.584	.591
Net realized and unrealized gain (loss)	-H	.301	.137	.168G	.679	.337
Total from investment operations	.260	.834	.676	.725	1.263	.928
Distributions from net investment income	(.260)	(.532)	(.544)	(.555)	(.583)	(.598)
Distributions from net realized gain	(.110)	(.022)	(.002)	-	-	-
Total distributions	(.370)	(.554)	(.546)	(.555)	(.583)	(.598)
Net asset value, end of period	$ 13.17	$ 13.28	$ 13.00	$ 12.87	$ 12.70	$ 12.02
Total ReturnB,C,D	2.00%	6.56%	5.33%	5.88%	10.72%	8.17%
Ratios to Average Net AssetsF
Expenses before expense reductions	.71%A	.69%	.68%	.69%	.69%	.72%
Expenses net of voluntary waivers, if any	.71%A	.69%	.68%	.69%	.69%	.72%
Expenses net of all reductions	.69%A	.69%	.68%	.67%	.62%	.72%
Net investment income	3.99%A	4.07%	4.15%	4.41%G	4.70%	5.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,150	$ 101,763	$ 87,406	$ 67,457	$ 46,796	$ 22,780
Portfolio turnover rate	23%A	17%	26%	20%	16%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 13.03	$ 12.89	$ 12.72	$ 12.04	$ 11.70
Income from Investment Operations
Net investment incomeE	.254	.522	.529	.546H	.572	.583
Net realized and unrealized gain (loss)	(.001)F	.299	.144	.166H	.679	.343
Total from investment operations	.253	.821	.673	.712	1.251	.926
Distributions from net investment income	(.253)	(.519)	(.531)	(.542)	(.571)	(.586)
Distributions from net realized gain	(.110)	(.022)	(.002)	-	-	-
Total distributions	(.363)	(.541)	(.533)	(.542)	(.571)	(.586)
Net asset value, end of period	$ 13.20	$ 13.31	$ 13.03	$ 12.89	$ 12.72	$ 12.04
Total ReturnB,C,D	1.95%	6.44%	5.30%	5.76%	10.59%	8.14%
Ratios to Average Net AssetsG
Expenses before expense reductions	.81%A	.79%	.78%	.79%	.79%	.81%
Expenses net of voluntary waivers, if any	.81%A	.79%	.78%	.79%	.79%	.81%
Expenses net of all reductions	.79%A	.78%	.77%	.77%	.72%	.81%
Net investment income	3.89%A	3.97%	4.06%	4.31%H	4.60%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 317,224	$ 319,734	$ 340,542	$ 354,030	$ 369,295	$ 340,959
Portfolio turnover rate	23%A	17%	26%	20%	16%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 12.98	$ 12.85	$ 12.67	$ 12.00	$ 11.67
Income from Investment Operations
Net investment incomeE	.210	.435	.443	.462G	.489	.504
Net realized and unrealized gain (loss)	.010	.291	.136	.178G	.671	.336
Total from investment operations	.220	.726	.579	.640	1.160	.840
Distributions from net investment income	(.210)	(.434)	(.447)	(.460)	(.490)	(.510)
Distributions from net realized gain	(.110)	(.022)	(.002)	-	-	-
Total distributions	(.320)	(.456)	(.449)	(.460)	(.490)	(.510)
Net asset value, end of period	$ 13.15	$ 13.25	$ 12.98	$ 12.85	$ 12.67	$ 12.00
Total ReturnB,C,D	1.70%	5.70%	4.56%	5.19%	9.83%	7.38%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.47%A	1.44%	1.43%	1.44%	1.43%	1.46%
Expenses net of voluntary waivers, if any	1.47%A	1.44%	1.43%	1.44%	1.43%	1.46%
Expenses net of all reductions	1.45%A	1.44%	1.42%	1.41%	1.37%	1.46%
Net investment income	3.23%A	3.32%	3.41%	3.66%G	3.95%	4.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,706	$ 97,487	$ 110,853	$ 109,986	$ 91,687	$ 68,571
Portfolio turnover rate	23%A	17%	26%	20%	16%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 13.02	$ 12.89	$ 12.71	$ 12.04	$ 11.70
Income from Investment Operations
Net investment incomeE	.205	.423	.430	.451H	.478	.493
Net realized and unrealized gain (loss)	(.001)F	.300	.135	.176H	.669	.345
Total from investment operations	.204	.723	.565	.627	1.147	.838
Distributions from net investment income	(.204)	(.421)	(.433)	(.447)	(.477)	(.498)
Distributions from net realized gain	(.110)	(.022)	(.002)	-	-	-
Total distributions	(.314)	(.443)	(.435)	(.447)	(.477)	(.498)
Net asset value, end of period	$ 13.19	$ 13.30	$ 13.02	$ 12.89	$ 12.71	$ 12.04
Total ReturnB,C,D	1.57%	5.65%	4.44%	5.06%	9.69%	7.34%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.56%A	1.54%	1.53%	1.53%	1.53%	1.56%
Expenses net of voluntary waivers, if any	1.56%A	1.54%	1.53%	1.53%	1.53%	1.56%
Expenses net of all reductions	1.55%A	1.54%	1.52%	1.51%	1.47%	1.56%
Net investment income	3.14%A	3.22%	3.31%	3.57%H	3.85%	4.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,372	$ 58,984	$ 59,423	$ 52,019	$ 37,324	$ 17,120
Portfolio turnover rate	23%A	17%	26%	20%	16%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 12.96	$ 12.83	$ 12.66	$ 11.98	$ 11.65
Income from Investment Operations
Net investment incomeD	.269	.551	.556	.573F	.598	.604
Net realized and unrealized gain (loss)	.001	.304	.139	.170F	.682	.339
Total from investment operations	.270	.855	.695	.743	1.280	.943
Distributions from net investment income	(.270)	(.553)	(.563)	(.573)	(.600)	(.613)
Distributions from net realized gain	(.110)	(.022)	(.002)	-	-	-
Total distributions	(.380)	(.575)	(.565)	(.573)	(.600)	(.613)
Net asset value, end of period	$ 13.13	$ 13.24	$ 12.96	$ 12.83	$ 12.66	$ 11.98
Total ReturnB,C	2.09%	6.75%	5.50%	6.05%	10.91%	8.34%
Ratios to Average Net AssetsE
Expenses before expense reductions	.54%A	.54%	.54%	.55%	.54%	.61%
Expenses net of voluntary waivers, if any	.54%A	.54%	.54%	.55%	.54%	.61%
Expenses net of all reductions	.53%A	.53%	.53%	.52%	.48%	.61%
Net investment income	4.16%A	4.23%	4.30%	4.55%F	4.84%	5.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,582	$ 44,164	$ 44,960	$ 31,703	$ 21,842	$ 8,324
Portfolio turnover rate	23%A	17%	26%	20%	16%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 36,403,972
Unrealized depreciation	(390,112)
Net unrealized appreciation (depreciation)	$ 36,013,860
Cost for federal income tax purposes	$ 596,484,073

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $88,312,652 and $71,461,924, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 78,945	$ 915
Class T	0%	.25%	397,483	10,864
Class B	.65%	.25%	419,849	305,531
Class C	.75%	.25%	300,455	58,696
			$ 1,196,732	$ 376,006

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 40,409
Class T	14,330
Class B*	104,869
Class C*	4,513
$ 164,121

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for each class of the fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 58,507	.11*
Class T	175,035	.11*
Class B	54,037	.12*
Class C	33,480	.11*
Institutional Class	24,881	.10*
	$ 345,940

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,356 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $5,239 and $37,947, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 105

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 2,078,895	$ 3,846,154
Class T	6,114,214	13,026,369
Class B	1,496,738	3,489,310
Class C	929,955	1,946,801
Institutional Class	1,020,053	1,850,325
Total	$ 11,639,855	$ 24,158,959
From net realized gain
Class A	$ 849,843	$ 149,850
Class T	2,646,649	570,715
Class B	802,913	187,961
Class C	495,651	103,229
Institutional Class	386,746	76,037
Total	$ 5,181,802	$ 1,087,792

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	1,518,596	3,051,831	$ 19,961,135	$ 40,015,553
Reinvestment of distributions	150,934	195,076	1,977,428	2,555,131
Shares redeemed	(1,046,302)	(2,307,544)	(13,727,576)	(30,076,418)
Net increase (decrease)	623,228	939,363	$ 8,210,987	$ 12,494,266
Class T
Shares sold	1,418,179	2,589,160	$ 18,685,762	$ 34,035,763
Reinvestment of distributions	498,995	732,696	6,551,443	9,618,791
Shares redeemed	(1,912,942)	(5,437,720)	(25,185,535)	(71,165,874)
Net increase (decrease)	4,232	(2,115,864)	$ 51,670	$ (27,511,320)
Class B
Shares sold	228,155	785,410	$ 2,992,328	$ 10,289,254
Reinvestment of distributions	106,408	161,470	1,390,888	2,111,035
Shares redeemed	(866,054)	(2,134,429)	(11,364,436)	(27,807,695)
Net increase (decrease)	(531,491)	(1,187,549)	$ (6,981,220)	$ (15,407,406)
Class C
Shares sold	610,729	1,183,460	$ 8,049,793	$ 15,560,504
Reinvestment of distributions	68,431	97,489	897,716	1,279,206
Shares redeemed	(462,173)	(1,410,402)	(6,087,737)	(18,440,008)
Net increase (decrease)	216,987	(129,453)	$ 2,859,772	$ (1,600,298)
Institutional Class
Shares sold	1,230,000	2,509,454	$ 16,090,530	$ 32,802,511
Reinvestment of distributions	13,483	24,913	176,095	325,341
Shares redeemed	(422,391)	(2,667,085)	(5,527,771)	(34,976,603)
Net increase (decrease)	821,092	(132,718)	$ 10,738,854	$ (1,848,751)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

HIMI-USAN-0605
1.784902.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Short Fixed-Income

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central fund.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period*B November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,000.60	$ 4.27
HypotheticalA	$ 1,000.00	$ 1,020.53	$ 4.31
Class T
Actual	$ 1,000.00	$ 1,001.80	$ 4.12
HypotheticalA	$ 1,000.00	$ 1,020.68	$ 4.16
Class B
Actual	$ 1,000.00	$ 998.00	$ 7.98
HypotheticalA	$ 1,000.00	$ 1,016.81	$ 8.05
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period*B November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 996.70	$ 8.22
HypotheticalA	$ 1,000.00	$ 1,016.56	$ 8.30
Institutional Class
Actual	$ 1,000.00	$ 1,002.70	$ 3.28
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense RatioB
Class A	.86%
Class T	.83%
Class B	1.61%
Class C	1.66%
Institutional Class	.66%

B If fees contractual expense reductions, effective June 1, 2005, had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	.82%
Actual		$ 4.07
HypotheticalA		$ 4.11
Class T	.77%
Actual		$ 3.82
HypotheticalA		$ 3.86
Class B	1.58%
Actual		$ 7.83
HypotheticalA		$ 7.90
Class C	1.60%
Actual		$ 7.92
HypotheticalA		$ 8.00
Institutional Class	.58%
Actual		$ 2.88
HypotheticalA		$ 2.91

A 5% return per year before expenses

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets) as of April 30, 2005
As of April 30, 2005 *	As of October 31, 2004 **
U.S. Government and U.S. Government Agency Obligations 31.3%	U.S. Government and U.S. Government Agency Obligations 35.8%
AAA 26.4%	AAA 22.6%
AA 6.3%	AA 6.0%
A 12.9%	A 14.9%
BBB 19.0%	BBB 17.1%
BB and Below 0.5%	BB and Below 0.6%
Not Rated 1.9%	Not Rated 2.2%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2005
6 months ago
Years	2.7	2.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2005
6 months ago
Years	1.6	2.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2005 *		As of October 31, 2004 **
	Corporate Bonds 20.9%		Corporate Bonds 20.5%
	U.S. Government and U.S. Government Agency Obligations 31.3%		U.S. Government and U.S. Government Agency Obligations 35.8%
	Asset-Backed Securities 24.4%		Asset-Backed Securities 24.9%
	CMOs and Other Mortgage Related Securities 21.4%		CMOs and Other Mortgage Related Securities 17.7%
	Other Investments 0.3%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	6.3%	** Foreign investments	5.8%

* Futures and Swaps	11.8%	** Futures and Swaps	14.8%
The information in the above tables is based on the combined investments of the fund and is pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.5%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 3.47% 5/24/06 (f)	$ 2,800,000	$ 2,802,341
Media - 2.3%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,350,000	2,456,671
Continental Cablevision, Inc.:
8.3% 5/15/06	3,200,000	3,336,579
9% 9/1/08	1,400,000	1,585,647
Cox Communications, Inc.:
6.4% 8/1/08	795,000	831,550
6.875% 6/15/05	2,025,000	2,031,670
7.75% 8/15/06	2,600,000	2,709,694
Hearst-Argyle Television, Inc. 7% 11/15/07	1,500,000	1,595,060
Lenfest Communications, Inc. 10.5% 6/15/06	1,225,000	1,298,500
Liberty Media Corp. 4.51% 9/17/06 (f)	6,150,000	6,222,939
News America, Inc. 6.625% 1/9/08	3,000,000	3,158,805
TCI Communications, Inc. 8% 8/1/05	3,610,000	3,648,981
Univision Communications, Inc.:
3.5% 10/15/07	535,000	524,438
3.875% 10/15/08	585,000	573,607
		29,974,141
TOTAL CONSUMER DISCRETIONARY		32,776,482
CONSUMER STAPLES - 0.6%
Food Products - 0.3%
Kraft Foods, Inc. 5.25% 6/1/07	3,265,000	3,327,551
Tobacco - 0.3%
Altria Group, Inc. 5.625% 11/4/08	2,000,000	2,072,272
Philip Morris Companies, Inc. 6.375% 2/1/06	2,000,000	2,032,794
		4,105,066
TOTAL CONSUMER STAPLES		7,432,617
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	1,335,000	1,291,863
Oil & Gas - 1.1%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	1,865,000	1,866,578
Delek & Avner Yam Tethys Ltd. 5.326% 8/1/13 (b)	2,480,000	2,468,666
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Enterprise Products Operating LP:
4% 10/15/07	$ 1,375,000	$ 1,349,902
4.625% 10/15/09	3,070,000	3,022,117
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,400,000	1,422,026
Pemex Project Funding Master Trust 6.125% 8/15/08	4,535,000	4,659,713
		14,789,002
TOTAL ENERGY		16,080,865
FINANCIALS - 8.6%
Capital Markets - 0.7%
ABN-AMRO Bank NV, Chicago 7.25% 5/31/05	610,000	611,758
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	2,750,000	2,660,424
4.25% 9/4/12 (f)	1,285,000	1,279,972
Goldman Sachs Group LP 7.2% 11/1/06 (b)	500,000	523,166
Lehman Brothers Holdings, Inc.:
4% 1/22/08	300,000	298,225
6.25% 5/15/06	2,795,000	2,860,917
6.625% 2/5/06	120,000	122,507
Merrill Lynch & Co., Inc. 3.7% 4/21/08	1,400,000	1,379,645
		9,736,614
Commercial Banks - 0.9%
Australia & New Zealand Banking Group Ltd. yankee 7.55% 9/15/06	405,000	423,667
Bank of America Corp.:
7.125% 9/15/06	1,750,000	1,824,673
7.4% 1/15/11	275,000	312,844
Bank One Corp. 6% 8/1/08	975,000	1,023,551
Corporacion Andina de Fomento yankee 7.25% 3/1/07	965,000	1,009,050
First National Boston Corp. 7.375% 9/15/06	1,145,000	1,197,274
Korea Development Bank:
3.875% 3/2/09	2,700,000	2,629,473
4.75% 7/20/09	1,500,000	1,508,084
Mellon Bank NA, Pittsburgh 6.5% 8/1/05	2,000,000	2,013,526
		11,942,142
Consumer Finance - 2.6%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,118,201
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co.:
4.95% 1/15/08	$ 1,990,000	$ 1,872,600
6.5% 1/25/07	8,430,000	8,429,157
General Motors Acceptance Corp.:
4.05% 1/16/07 (f)	2,585,000	2,467,711
4.2025% 9/23/08 (f)	4,400,000	3,945,027
4.3948% 10/20/05 (f)	915,000	913,021
4.75% 5/19/05 (f)	1,350,000	1,350,394
6.75% 1/15/06	3,322,000	3,346,586
Household Finance Corp.:
4.125% 12/15/08	705,000	696,877
4.75% 5/15/09	1,563,000	1,576,009
6.4% 6/17/08	2,070,000	2,191,225
Household International, Inc. 8.875% 2/15/08	2,025,000	2,099,945
HSBC Finance Corp. 4.125% 3/11/08	4,145,000	4,124,217
		34,130,970
Diversified Financial Services - 1.1%
CC Funding Trust I 6.9% 2/16/07	2,040,000	2,129,919
Citigroup, Inc. 6.75% 12/1/05	4,100,000	4,173,759
Duke Capital LLC 4.331% 11/16/06	2,930,000	2,935,658
J.P. Morgan & Co., Inc. 6.25% 1/15/09	1,075,000	1,139,935
J.P. Morgan Chase & Co. 5.625% 8/15/06	2,375,000	2,422,859
Prime Property Funding II 6.25% 5/15/07 (b)	1,000,000	1,039,794
		13,841,924
Insurance - 0.2%
Allstate Corp. 7.875% 5/1/05	535,000	535,000
St. Paul Travelers Companies, Inc. 5.75% 3/15/07	1,070,000	1,097,490
Travelers Property Casualty Corp. 3.75% 3/15/08	530,000	520,487
		2,152,977
Real Estate - 2.6%
AMB Property LP 7.2% 12/15/05	1,000,000	1,020,209
Arden Realty LP 8.5% 11/15/10	2,050,000	2,401,204
AvalonBay Communities, Inc. 5% 8/1/07	915,000	925,615
BRE Properties, Inc.:
5.95% 3/15/07	575,000	592,018
7.2% 6/15/07	1,775,000	1,878,390
Camden Property Trust:
4.375% 1/15/10	1,385,000	1,356,149
5.875% 6/1/07	580,000	594,237
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
CarrAmerica Realty Corp. 5.25% 11/30/07	$ 1,745,000	$ 1,768,482
Colonial Properties Trust 4.75% 2/1/10	1,330,000	1,311,143
Developers Diversified Realty Corp.:
3.875% 1/30/09	755,000	729,802
5% 5/3/10	1,310,000	1,308,712
7% 3/19/07	2,095,000	2,184,025
EOP Operating LP:
6.763% 6/15/07	1,625,000	1,701,554
7.75% 11/15/07	1,650,000	1,778,149
8.375% 3/15/06	1,500,000	1,556,937
Gables Realty LP:
5.75% 7/15/07	2,720,000	2,795,706
7.25% 2/15/06	2,200,000	2,254,707
JDN Realty Corp. 6.95% 8/1/07	855,000	897,345
Merry Land & Investment Co., Inc. 7.25% 6/15/05	600,000	602,557
Simon Property Group LP:
4.875% 8/15/10	2,460,000	2,465,715
6.875% 11/15/06	3,785,000	3,926,158
		34,048,814
Thrifts & Mortgage Finance - 0.5%
Abbey National PLC 6.69% 10/17/05	200,000	202,871
Countrywide Home Loans, Inc.:
3.4% 6/2/06 (f)	1,250,000	1,254,545
5.5% 8/1/06	1,290,000	1,312,868
5.625% 5/15/07	745,000	763,524
Washington Mutual, Inc. 4.375% 1/15/08	2,700,000	2,700,689
		6,234,497
TOTAL FINANCIALS		112,087,938
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 4.079% 11/16/06	2,900,000	2,898,915
Air Freight & Logistics - 0.0%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	302,435	308,091
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	225,038	227,921
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass thru trust certificates: - continued
6.978% 10/1/12	$ 122,772	$ 125,318
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	3,080,000	3,092,716
7.056% 3/15/11	355,000	361,136
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	731,192	696,460
		4,503,551
Commercial Services & Supplies - 0.2%
International Lease Financial Corp. 5% 4/15/10	2,535,000	2,547,683
Industrial Conglomerates - 0.3%
Tyco International Group SA yankee 5.8% 8/1/06	3,360,000	3,439,592
TOTAL INDUSTRIALS		13,697,832
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc. 4.608% 11/16/07	6,000,000	6,042,222
MATERIALS - 0.3%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (b)	855,000	907,155
Paper & Forest Products - 0.2%
Boise Cascade Corp. 8% 2/24/06	745,000	771,075
International Paper Co. 4.25% 1/15/09	435,000	429,745
Weyerhaeuser Co. 5.95% 11/1/08	1,729,000	1,817,456
		3,018,276
TOTAL MATERIALS		3,925,431
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.8%
ALLTEL Corp. 4.656% 5/17/07	2,720,000	2,743,109
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,753,617
British Telecommunications PLC 7.875% 12/15/05	4,775,000	4,894,638
Deutsche Telekom International Finance BV:
3.875% 7/22/08	2,425,000	2,388,072
8.25% 6/15/05	5,140,000	5,168,846
France Telecom SA 7.45% 3/1/06 (a)	3,160,000	3,251,441
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Koninklijke KPN NV yankee 8% 10/1/10	$ 2,850,000	$ 3,283,229
Sprint Capital Corp. 6% 1/15/07	3,240,000	3,325,883
Telecom Italia Capital 4% 11/15/08	7,140,000	6,989,025
Telefonica Europe BV 7.35% 9/15/05	180,000	182,477
Telefonos de Mexico SA de CV:
4.5% 11/19/08	2,470,000	2,432,671
4.75% 1/27/10 (b)	3,355,000	3,283,901
TELUS Corp. yankee 7.5% 6/1/07	2,920,000	3,100,596
Verizon Global Funding Corp.:
6.125% 6/15/07	2,140,000	2,223,790
7.25% 12/1/10	4,205,000	4,721,832
		49,743,127
Wireless Telecommunication Services - 0.5%
America Movil SA de CV 4.125% 3/1/09	3,925,000	3,797,265
AT&T Wireless Services, Inc.:
7.35% 3/1/06	1,000,000	1,028,918
7.5% 5/1/07	1,590,000	1,687,745
		6,513,928
TOTAL TELECOMMUNICATION SERVICES		56,257,055
UTILITIES - 1.4%
Electric Utilities - 1.2%
DTE Energy Co. 6.45% 6/1/06	1,510,000	1,548,040
Duke Capital LLC:
4.302% 5/18/06	840,000	840,344
4.37% 3/1/09	2,045,000	2,028,125
FirstEnergy Corp. 5.5% 11/15/06	5,095,000	5,189,242
FPL Group Capital, Inc. 3.25% 4/11/06	705,000	701,660
Monongahela Power Co. 5% 10/1/06	2,015,000	2,030,241
Pacific Gas & Electric Co. 3.82% 4/3/06 (f)	188,000	188,426
Progress Energy, Inc. 6.75% 3/1/06	3,000,000	3,067,353
Southwestern Public Service Co. 5.125% 11/1/06	650,000	659,844
		16,253,275
Gas Utilities - 0.1%
NiSource Finance Corp. 3.2% 11/1/06	1,085,000	1,070,448
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.1%
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	$ 705,000	$ 706,198
TOTAL UTILITIES		18,029,921
TOTAL NONCONVERTIBLE BONDS (Cost $267,322,223)		266,330,363
U.S. Government and Government Agency Obligations - 19.1%

U.S. Government Agency Obligations - 14.4%
Fannie Mae:
3.125% 12/15/07	24,500,000	23,984,300
3.625% 3/15/07	4,176,000	4,158,874
3.75% 5/17/07	6,925,000	6,893,353
4.75% 1/2/07	3,530,000	3,572,138
6% 5/15/08	39,503,000	41,699,130
Federal Home Loan Bank:
3.75% 9/28/06 (d)	64,150,000	64,018,556
3.8% 12/22/06	3,650,000	3,640,138
Freddie Mac:
2.7% 3/16/07	18,000,000	17,613,720
2.875% 12/15/06	21,260,000	20,942,418
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		186,522,627
U.S. Treasury Obligations - 4.7%
U.S. Treasury Bonds 12% 8/15/13	17,526,000	21,943,095
U.S. Treasury Notes:
2.375% 8/31/06	18,020,000	17,754,619
3.5% 11/15/06	185,000	184,877
4.375% 5/15/07	21,470,000	21,772,770
TOTAL U.S. TREASURY OBLIGATIONS		61,655,361
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $250,552,812)		248,177,988
U.S. Government Agency - Mortgage Securities - 8.5%
	Principal Amount	Value (Note 1)
Fannie Mae - 6.8%
3.737% 1/1/35 (f)	$ 346,745	$ 344,964
3.793% 6/1/34 (f)	983,717	966,942
3.827% 12/1/34 (f)	67,660	67,398
3.83% 1/1/35 (f)	240,717	239,913
3.836% 6/1/33 (f)	175,486	174,371
3.84% 1/1/35 (f)	652,508	649,677
3.87% 1/1/35 (f)	391,077	389,986
3.878% 6/1/33 (f)	1,025,005	1,019,541
3.913% 12/1/34 (f)	217,250	216,741
3.941% 10/1/34 (f)	310,938	309,572
3.975% 11/1/34 (f)	469,567	467,555
3.98% 1/1/35 (f)	308,658	307,920
3.987% 12/1/34 (f)	282,758	281,704
4% 1/1/35 (f)	188,452	187,956
4.017% 12/1/34 (f)	1,604,801	1,608,309
4.021% 12/1/34 (f)	242,321	241,486
4.023% 2/1/35 (f)	196,739	196,494
4.025% 1/1/35 (f)	426,595	425,656
4.029% 1/1/35 (f)	95,979	96,346
4.037% 12/1/34 (f)	167,860	168,055
4.048% 1/1/35 (f)	217,883	217,370
4.052% 2/1/35 (f)	217,604	217,453
4.072% 12/1/34 (f)	413,743	413,743
4.105% 1/1/35 (f)	458,180	459,036
4.118% 1/1/35 (f)	447,415	447,662
4.118% 2/1/35 (f)	147,180	147,722
4.12% 2/1/35 (f)	392,852	393,250
4.127% 1/1/35 (f)	460,834	463,316
4.128% 2/1/35 (f)	829,564	830,180
4.144% 1/1/35 (f)	612,002	612,365
4.145% 2/1/35 (f)	516,609	517,404
4.151% 1/1/35 (f)	750,873	751,708
4.162% 2/1/35 (f)	390,404	391,794
4.17% 11/1/34 (f)	394,357	393,956
4.197% 1/1/35 (f)	369,141	370,178
4.2% 1/1/35 (f)	890,819	899,304
4.202% 1/1/35 (f)	457,822	456,519
4.23% 11/1/34 (f)	117,601	117,919
4.25% 2/1/35 (f)	222,539	221,500
4.269% 10/1/34 (f)	638,992	644,248
4.305% 8/1/33 (f)	518,344	523,662
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.305% 7/1/34 (f)	$ 232,116	$ 233,829
4.318% 3/1/33 (f)	116,470	115,851
4.324% 12/1/34 (f)	147,439	147,389
4.349% 2/1/35 (f)	147,139	147,007
4.351% 1/1/35 (f)	221,290	221,014
4.368% 2/1/34 (f)	584,926	585,874
4.4% 2/1/35 (f)	346,331	345,465
4.455% 3/1/35 (f)	299,980	300,132
4.484% 10/1/34 (f)	1,368,443	1,383,909
4.493% 8/1/34 (f)	808,805	813,734
4.499% 3/1/35 (f)	699,585	699,810
4.5% 5/1/20 (c)	19,500,000	19,274,531
4.53% 3/1/35 (f)	647,573	649,596
4.549% 8/1/34 (f)	522,159	526,650
4.572% 2/1/35 (f)	1,658,589	1,673,670
4.587% 2/1/35 (f)	2,034,077	2,041,391
4.625% 2/1/35 (f)	705,499	709,412
4.67% 11/1/34 (f)	845,229	851,517
4.694% 11/1/34 (f)	846,568	852,731
4.725% 3/1/35 (f)	2,145,125	2,173,517
4.742% 3/1/35 (f)	398,543	402,186
4.748% 7/1/34 (f)	763,222	764,348
5.5% 7/1/13 to 6/1/19	17,514,944	17,947,535
6.5% 2/1/08 to 1/1/33	13,210,914	13,791,347
7% 8/1/15 to 6/1/32	1,407,529	1,486,488
7% 5/1/20 (c)	1,101,056	1,159,206
7.5% 5/1/12 to 10/1/14	215,313	227,184
11.5% 11/1/15	92,506	103,713
TOTAL FANNIE MAE		87,479,911
Freddie Mac - 1.6%
4% 5/1/20 (c)	15,000,000	14,545,313
4.232% 1/1/35 (f)	1,224,483	1,225,864
4.314% 12/1/34 (f)	344,819	344,154
4.37% 3/1/35 (f)	475,000	472,291
4.401% 2/1/35 (f)	645,900	642,216
4.434% 2/1/35 (f)	793,215	796,561
4.441% 2/1/34 (f)	399,437	398,036
4.444% 3/1/35 (f)	300,000	299,262
4.491% 3/1/35 (f)	875,000	872,813
4.504% 3/1/35 (f)	350,000	349,809
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
4.564% 2/1/35 (f)	$ 519,677	$ 517,078
4.985% 8/1/33 (f)	176,499	178,385
8.5% 5/1/26 to 7/1/28	267,309	292,394
12% 11/1/19	17,912	19,884
TOTAL FREDDIE MAC		20,954,060
Government National Mortgage Association - 0.1%
7% 1/15/25 to 6/15/32	1,443,848	1,531,565
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $109,814,492)		109,965,536
Asset-Backed Securities - 21.5%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	1,445,082	1,411,947
Series 2003-3 Class A1, 4.46% 1/25/34	1,356,668	1,338,128
Series 2004-2 Class A2, 3.32% 7/25/34 (f)	1,814,936	1,814,850
Series 2004-3:
Class 2M3, 4.14% 10/25/34 (f)	435,000	444,106
Class 2M4, 4.37% 10/25/34 (f)	185,000	188,241
Series 2004-4:
Class A2D, 3.37% 1/25/35 (f)	964,470	967,223
Class M2, 4.37% 1/25/35 (f)	350,000	356,953
Class M3, 4.27% 1/25/35 (f)	150,000	154,756
ACE Securities Corp.:
Series 2002-HE1 Class A, 3.5% 6/25/32 (f)	6,037	6,038
Series 2003-HE1:
Class A2, 3.43% 11/25/33 (f)	1,066,517	1,068,076
Class M1, 3.67% 11/25/33 (f)	430,000	432,085
Class M2, 4.72% 11/25/33 (f)	270,000	274,860
Series 2004-HE1 Class A2B, 3.47% 2/25/34 (f)	1,067,140	1,067,990
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (b)	2,000,000	1,983,200
American Express Credit Account Master Trust Series 2004-C Class C, 3.4538% 2/15/12 (b)(f)	2,968,786	2,975,224
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	1,102,374	1,109,744
Series 2003-CF Class A4, 3.48% 5/6/10	1,810,000	1,798,829
Series 2004-1:
Class A3, 3.22% 7/6/08	870,000	865,227
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
AmeriCredit Automobile Receivables Trust: - continued
Class B, 3.7% 1/6/09	$ 150,000	$ 148,713
Class C, 4.22% 7/6/09	155,000	154,339
Class D, 5.07% 7/6/10	1,105,000	1,111,398
Series 2004-CA Class A4, 3.61% 5/6/11	630,000	621,004
Series 2005-1 Class D, 5.04% 5/6/11	2,500,000	2,513,250
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M1, 3.14% 9/25/32 (f)	1,075,986	1,077,449
Series 2003-3 Class S, 5% 9/25/05 (h)	1,188,298	19,077
Series 2003-7 Class M1, 3.87% 8/25/33 (f)	625,000	630,290
Series 2004-R10 Class M1, 3.72% 11/25/34 (f)	1,370,000	1,379,714
Series 2004-R11 Class M1, 3.68% 11/25/34 (f)	2,040,000	2,052,406
Series 2004-R9:
Class A3, 3.34% 10/25/34 (f)	2,140,000	2,146,583
Class M2, 3.67% 10/25/34 (f)	1,515,000	1,524,697
Class M4, 4.19% 10/25/34 (f)	1,945,000	1,980,530
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (f)	289,263	290,394
Series 2002-BC7 Class M1, 3.65% 10/25/32 (f)	1,100,000	1,110,657
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (b)	4,100,000	4,081,670
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 3.47% 9/25/33 (f)	135,497	136,245
Class AV2, 3.42% 9/25/33 (f)	111,997	112,438
Class M2, 4.82% 9/25/33 (f)	3,100,000	3,202,174
Series 2003-W6 Class AV2, 3.39% 1/25/34 (f)	1,198,644	1,200,344
Series 2003-W7:
Class A2, 3.41% 3/1/34 (f)	1,281,666	1,284,581
Class M1, 3.71% 3/1/34 (f)	2,500,000	2,520,658
Series 2003-W9 Class M1, 3.71% 3/25/34 (f)	1,800,000	1,812,305
Series 2004-W5 Class M1, 3.62% 4/25/34 (f)	830,000	830,994
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 4.17% 1/25/34 (f)	485,000	493,320
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.3338% 4/15/33 (f)	377,713	377,990
Series 2003-HE3 Class A2, 3.3038% 6/15/33 (f)	105,319	105,344
Series 2003-HE5 Class A2B, 4% 8/15/33	302,492	294,833
Series 2003-HE7 Class A3, 3.3138% 12/15/33 (f)	1,059,039	1,063,407
Series 2004-HE3 Class M2, 4.14% 6/25/34 (f)	700,000	700,187
Series 2004-HE6 Class A2, 3.38% 6/25/34 (f)	4,614,281	4,624,569
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (f)	1,830,000	1,833,842
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Class M2, 3.52% 3/25/35 (f)	$ 460,000	$ 461,058
Bank One Issuance Trust:
Series 2002-B2 Class B2, 3.2938% 5/15/08 (f)	1,100,000	1,100,449
Series 2002-C2 Class C2, 3.9438% 5/15/08 (f)	7,345,000	7,365,158
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (f)	2,196,897	2,196,948
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (f)	1,859,078	1,863,007
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (f)	1,354,332	1,359,062
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 3.77% 9/25/34 (f)	794,000	801,137
Class M3, 4.07% 9/25/34 (f)	540,000	544,793
Class M4, 4.22% 9/25/34 (f)	460,000	466,384
Class M5, 4.42% 9/25/34 (f)	435,000	443,010
Series 2004-HE8:
Class M1, 3.67% 9/25/34 (f)	1,800,000	1,804,623
Class M2, 4.22% 9/25/34 (f)	890,000	886,933
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	1,035,000	1,039,627
Capital Auto Receivables Asset Trust:
Series 2002-4, Class CTFS, 2.62% 3/17/08	589,069	584,813
Series 2002-5 Class B, 2.8% 4/15/08	581,353	577,338
Capital One Auto Finance Trust:
Series 2002-A Class A4, 4.79% 1/15/09	1,610,514	1,618,668
Series 2005-A Class A3, 4.28% 7/15/09	2,165,000	2,174,699
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (f)	1,000,000	1,001,173
Series 2001-1 Class B, 3.4638% 12/15/10 (f)	1,700,000	1,713,812
Series 2001-8A Class A, 4.6% 8/17/09	1,390,000	1,403,333
Capital One Multi-Asset Execution Trust Series 2003-B1 Class B1, 4.1238% 2/17/09 (f)	5,715,000	5,766,541
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(f)	645,000	645,000
Class B, 3.74% 7/20/39 (b)(f)	340,000	340,000
Class C, 4.09% 7/20/39 (b)(f)	435,000	435,000
CDC Mortgage Capital Trust Series 2002-HE2:
Class A, 3.31% 1/25/33 (f)	12,198	12,200
Class M1, 3.72% 1/25/33 (f)	899,998	903,902
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Chase Credit Card Master Trust Series 2003-6 Class B, 3.3038% 2/15/11 (f)	$ 2,150,000	$ 2,168,333
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.1538% 5/15/09 (f)	875,000	874,829
Chase Issuance Trust Series 2004-C3 Class C3, 3.4238% 6/15/12 (f)	3,305,000	3,312,041
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (f)	3,000,000	3,005,165
Series 2002-C1 Class C1, 3.76% 2/9/09 (f)	3,000,000	3,037,721
Series 2003-C1 Class C1, 3.69% 4/7/10 (f)	2,600,000	2,661,168
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(f)	1,872,885	1,873,079
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class M2, 5.02% 9/25/32 (f)	2,410,000	2,443,772
Series 2004-2:
Class 3A4, 3.27% 7/25/34 (f)	1,539,800	1,540,940
Class M1, 3.52% 5/25/34 (f)	1,075,000	1,077,303
Series 2004-3 Class 3A4, 3.27% 8/25/34 (f)	2,578,625	2,567,554
Series 2004-4:
Class A, 3.39% 8/25/34 (f)	687,773	688,425
Class M1, 3.5% 7/25/34 (f)	775,000	777,931
Class M2, 3.55% 6/25/34 (f)	920,000	923,315
CS First Boston Mortgage Securities Corp.:
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (f)	860,638	860,598
Class B1, 4.82% 4/25/34 (f)	1,295,000	1,294,934
Class M3, 3.67% 4/25/34 (f)	1,315,000	1,314,937
Series 2005-FIX1 Class A2, 4.31% 5/25/35	2,090,000	2,072,713
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (f)	1,775,000	1,785,504
Diversified REIT Trust Series 2000-1A Class A2, 6.971% 3/8/10 (b)	1,500,000	1,602,015
Drive Auto Receivables Trust Series 2005-1 Class A3, 3.75% 4/15/09 (b)	1,035,000	1,029,102
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 2.7067% 5/28/35 (f)	2,359,937	2,357,223
Class AB3, 2.8394% 5/28/35 (f)	2,070,234	2,070,953
Class AB8, 2.8% 5/28/35 (f)	2,135,731	2,136,734
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(f)	2,645,000	2,663,598
Ford Credit Auto Owner Trust Series 2005-A Class A4, 3.72% 10/15/09	4,100,000	4,060,399
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 3.47% 2/25/34 (f)	$ 150,000	$ 149,993
Class M2, 3.52% 2/25/34 (f)	150,000	149,993
Series 2004-A Class M2, 4.17% 1/25/34 (f)	1,100,000	1,099,946
Series 2004-C:
Class M1, 3.67% 8/25/34 (f)	1,120,000	1,128,777
Class M3, 4.17% 8/25/34 (f)	3,000,000	3,064,882
Series 2004-D:
Class M4, 3.97% 11/25/34 (f)	295,000	296,559
Class M5, 4.02% 11/25/34 (f)	245,000	245,915
Class M6, 4.22% 11/25/34 (f)	270,000	269,831
Series 2005-A Class 2A2, 3.26% 2/25/35 (f)	3,215,000	3,219,342
GE Business Loan Trust Series 2004-2 Class A, 0.8454% 12/15/08 (b)(h)	87,317,000	1,800,913
Greenpoint Credit LLC Series 2001-1 Class 1A, 3.33% 4/20/32 (f)	928,006	925,470
GSAMP Trust:
Series 2002-NC1 Class A2, 3.34% 7/25/32 (f)	69,460	70,232
Series 2003-HE1 Class M2, 4.89% 6/20/33 (f)	1,810,000	1,850,693
Series 2003-HE2 Class M1, 3.67% 8/25/33 (f)	650,000	653,556
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(f)	3,050,000	3,046,392
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 4.85% 9/20/09 (b)(f)	4,400,000	4,400,000
Home Equity Asset Trust:
Series 2002-2 Class A4, 3.37% 6/25/32 (f)	142,231	142,325
Series 2002-4 Class M2, 5.07% 3/25/33 (f)	400,000	406,175
Series 2002-5 Class A3, 3.54% 5/25/33 (f)	409,116	411,764
Series 2003-3 Class A4, 3.48% 2/25/33 (f)	337,581	339,378
Series 2003-5 Class A2, 3.37% 12/25/33 (f)	1,507,956	1,513,897
Series 2003-7 Class A2, 3.4% 3/25/34 (f)	1,549,612	1,553,248
Series 2003-8 Class M1, 3.74% 4/25/34 (f)	845,000	852,224
Series 2004-1 Class M2, 4.22% 6/25/34 (f)	655,000	660,784
Series 2004-2 Class A2, 3.31% 7/25/34 (f)	871,681	871,648
Series 2004-3:
Class M1, 3.59% 8/25/34 (f)	425,000	424,980
Class M2, 4.22% 8/25/34 (f)	465,000	464,977
Class M3, 4.47% 8/25/34 (f)	200,000	199,990
Series 2004-6 Class A2, 3.37% 12/25/34 (f)	3,161,250	3,171,253
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (b)	11,439	11,439
Series 2003-5N Class A, 7.5% 1/27/34 (b)	11,053	11,080
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	$ 1,170,000	$ 1,155,596
Household Home Equity Loan Trust:
Series 2002-3 Class A, 3.44% 7/20/32 (f)	401,648	402,323
Series 2003-2 Class M, 3.57% 9/20/33 (f)	341,070	341,854
Household Mortgage Loan Trust:
Series 2003-HC2 Class M, 3.59% 6/20/33 (f)	675,948	676,605
Series 2004-HC1 Class A, 3.34% 2/20/34 (f)	1,498,867	1,502,921
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class B, 3.5038% 1/18/11 (f)	1,000,000	1,006,431
Series 2002-3 Class B, 4.2038% 9/15/09 (f)	1,215,000	1,220,080
MASTR Asset Backed Securities Trust Series 2004-FRE1 Class M1, 3.57% 7/25/34 (f)	1,146,000	1,151,862
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (f)	1,350,000	1,352,546
Series 2001-B2 Class B2, 3.3138% 1/15/09 (f)	4,750,000	4,764,507
Series 2002-B1 Class B1, 5.15% 7/15/09	1,025,000	1,041,671
Series 2002-B2 Class B2, 3.3338% 10/15/09 (f)	3,600,000	3,617,976
Series 2002-B3 Class B3, 3.3538% 1/15/08 (f)	1,100,000	1,100,465
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (f)	1,500,000	1,509,594
Series 1998-G Class B, 3.3538% 2/17/09 (f)	1,550,000	1,553,981
Series 2000-L Class B, 3.4538% 4/15/10 (f)	650,000	654,823
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 3.52% 7/25/34 (f)	425,000	424,980
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 3.67% 7/25/34 (f)	1,145,000	1,153,831
Series 2004-CB6 Class A1, 3.35% 7/25/35 (f)	1,680,914	1,687,013
Series 2004-FM1 Class M2, 4.17% 1/25/35 (f)	300,000	305,632
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 4.92% 5/25/33 (f)	325,000	329,009
Series 2003-NC5 Class M2, 5.02% 4/25/33 (f)	575,000	583,823
Series 2004-HE6 Class A2, 3.36% 8/25/34 (f)	3,055,166	3,055,757
Series 2004-NC6 Class A2, 3.36% 7/25/34 (f)	913,581	916,271
Series 2004-NC7 Class A3, 3.32% 7/25/34 (f)	5,000,000	5,012,523
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC1 Class M2, 4.09% 10/25/31 (f)	150,595	150,780
Series 2002-AM3 Class A3, 3.51% 2/25/33 (f)	233,295	233,846
Series 2002-HE2 Class M1, 3.72% 8/25/32 (f)	1,150,000	1,156,444
Series 2002-NC1 Class M1, 3.82% 2/25/32 (b)(f)	616,912	621,423
Series 2003-NC1 Class M1, 4.07% 11/25/32 (f)	535,000	539,539
Series 2003-NC2 Class M2, 5.02% 2/25/33 (f)	615,000	627,168
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(f)(h)	$ 1,725,000	$ 608,747
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	1,885,000	990,568
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	900,000	250,207
Navistar Financial Corp. Owner Trust Series 2001-B Class B, 4.83% 11/17/08	1,108,164	1,109,145
Nissan Auto Receivables OwnerTrust Series 2005-A Class A4, 3.82% 7/15/10	1,210,000	1,198,469
Onyx Acceptance Owner Trust:
Series 2002-C Class A4, 4.07% 4/15/09	809,815	811,419
Series 2005-A Class A3, 3.69% 5/15/09	890,000	884,732
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (b)	2,053,145	2,050,065
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 4.12% 1/25/35 (f)	1,905,000	1,951,059
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (f)	640,000	644,539
Class M2, 3.7% 9/25/34 (f)	380,000	382,897
Class M3, 4.27% 9/25/34 (f)	730,000	740,237
Class M4, 4.47% 9/25/34 (f)	1,000,000	1,016,892
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (f)	2,323,310	2,333,001
Series 2004-WHQ2 Class A3E, 3.44% 2/25/35 (f)	1,990,924	1,997,623
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(f)	1,400,000	1,406,039
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	775,210	767,394
Series 2004-RS10 Class MII2, 4.27% 10/25/34 (f)	2,600,000	2,635,565
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	754,756	732,905
Saxon Asset Securities Trust Series 2004-2 Class MV1, 3.6% 8/25/35 (f)	980,000	983,947
Sears Credit Account Master Trust II:
Series 2002-4 Class B, 3.3788% 8/18/09 (f)	1,100,000	1,100,711
Series 2002-5 Class B, 4.2038% 11/17/09 (f)	2,200,000	2,208,593
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1:
Class A2, 3.27% 2/25/34 (f)	1,397,931	1,397,868
Class M1, 3.54% 2/25/34 (f)	610,000	610,814
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 2.69% 6/15/21 (f)	1,800,000	1,813,603
Series 2004-A:
Class B, 3.07% 6/15/33 (f)	400,000	406,797
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
SLM Private Credit Student Loan Trust: - continued
Class C, 3.44% 6/15/33 (f)	$ 1,020,000	$ 1,045,850
Series 2004-B Class C, 3.36% 9/15/33 (f)	1,900,000	1,899,563
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(f)	2,520,000	2,521,968
Terwin Mortgage Trust Series 2003-4HE Class A1, 3.45% 9/25/34 (f)	1,610,946	1,620,723
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	1,505,000	1,498,735
Volkswagen Auto Lease Trust:
Series 2004-A Class A3, 2.84% 7/20/07	2,610,000	2,581,864
Series 2005-A Class A4, 3.94% 10/20/10	3,625,000	3,606,479
WFS Financial Owner Trust:
Series 2004-3:
Class A4, 3.93% 2/17/12	5,000,000	4,950,752
Class D, 4.07% 2/17/12	1,238,315	1,234,854
Series 2004-4 Class D, 3.58% 5/17/12	1,100,000	1,091,354
Series 2005-1:
Class A3, 3.59% 10/19/09	3,465,000	3,437,667
Class D, 4.09% 8/15/12	830,000	824,990
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	1,080,000	1,071,319
TOTAL ASSET-BACKED SECURITIES (Cost $278,482,153)		279,080,717
Collateralized Mortgage Obligations - 12.4%

Private Sponsor - 9.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.42% 1/25/34 (f)	1,288,573	1,292,641
Series 2004-2 Class 7A3, 3.42% 2/25/35 (f)	2,510,533	2,518,099
Series 2004-4 Class 5A2, 3.42% 3/25/35 (f)	1,057,034	1,060,094
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (f)	1,237,888	1,237,888
Series 2005-2 Class 1A1, 3.27% 3/25/35 (f)	3,537,444	3,537,444
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(f)	2,000,000	2,000,000
Countrywide Home Loans, Inc.:
floater Series 2004-16 Class A1, 3.42% 9/25/34 (f)	2,604,869	2,602,417
sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	837,145	840,861
Series 2002-32 Class 2A3, 5% 1/25/18	197,576	198,324
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (f)	$ 533,610	$ 533,285
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (f)	791,369	789,688
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (f)	1,302,130	1,304,326
Granite Mortgages PLC floater:
Series 2004-1 Class 1C, 3.95% 3/20/44 (f)	875,000	879,375
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (f)	2,000,000	2,000,047
Class 1C, 3.75% 6/20/44 (f)	890,000	892,295
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (f)	3,650,000	3,650,713
Class B, 3.1063% 7/15/40 (f)	565,000	565,177
Class C, 3.8606% 7/15/40 (f)	1,295,000	1,300,666
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (f)	2,526,550	2,537,272
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 3.41% 10/25/34 (f)	908,679	907,716
Series 2004-9:
Class M2, 3.67% 1/25/35 (f)	928,607	932,882
Class M3, 3.72% 1/25/35 (f)	688,371	690,952
Class M4, 4.07% 1/25/35 (f)	351,115	352,206
Series 2005-1:
Class M1, 3.48% 4/25/35 (f)	778,695	779,182
Class M2, 3.52% 4/25/35 (f)	1,343,249	1,344,088
Class M3, 3.55% 4/25/35 (f)	330,945	331,088
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	342,399	347,963
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2544% 8/25/17 (f)	1,657,066	1,711,207
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (f)	3,607,853	3,607,853
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (f)	2,421,454	2,437,963
Series 2003-F Class A2, 3.7075% 10/25/28 (f)	3,290,681	3,296,299
Series 2004-B Class A2, 2.8669% 6/25/29 (f)	4,453,599	4,445,712
Series 2004-C Class A2, 3.07% 7/25/29 (f)	3,088,397	3,081,159
Series 2004-D Class A2, 3.4725% 9/25/29 (f)	2,675,899	2,679,598
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	10,826,958	145,184
Series 2003-G Class XA1, 1% 1/25/29 (h)	9,490,785	134,022
Series 2003-H Class XA1, 1% 1/25/29 (b)(h)	8,291,058	118,856
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Mortgage Asset Backed Securities Trust floater Series 2002-NC1 Class M1, 3.87% 10/25/32 (f)	$ 1,600,000	$ 1,608,798
MortgageIT Trust floater Series 2004-2:
Class A1, 3.39% 12/25/34 (f)	1,274,071	1,276,404
Class A2, 3.47% 12/25/34 (f)	1,722,355	1,733,392
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (f)	605,000	611,759
Permanent Financing No. 4 PLC floater Series 2:
Class C, 3.18% 6/10/42 (f)	1,495,000	1,502,328
Class M, 2.79% 6/10/42 (f)	345,000	346,256
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (f)	610,000	610,000
Series 2 Class C, 3.11% 6/10/42 (f)	915,000	919,861
Series 3 Class C, 3.28% 6/10/42 (f)	1,935,000	1,958,584
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	1,202,212	1,232,557
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	35,026,443	299,802
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (f)	964,299	963,992
Series 2003-6 Class A2, 2.5313% 11/20/33 (f)	2,128,240	2,128,020
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	2,755,965	2,755,666
Series 2004-2 Class A, 3.5663% 3/20/34 (f)	1,080,587	1,081,757
Series 2004-3 Class A, 3.5463% 5/20/34 (f)	2,663,016	2,649,790
Series 2004-4 Class A, 2.4613% 5/20/34 (f)	2,297,320	2,294,158
Series 2004-5 Class A3, 2.82% 6/20/34 (f)	2,176,844	2,176,844
Series 2004-6 Class A3A, 3.0175% 6/20/35 (f)	1,884,327	1,886,024
Series 2004-7 Class A3A, 3.2275% 8/20/34 (f)	1,973,641	1,969,627
Series 2004-8 Class A2, 3.45% 9/20/34 (f)	2,751,543	2,752,950
Series 2005-1 Class A2, 3.1688% 2/20/35 (f)	1,799,483	1,799,483
Series 2003-7 Class X1, 0.7002% 1/20/34 (f)(h)	90,573,377	892,999
Series 2003-8 Class X1, 0.5753% 1/20/34 (f)(h)	49,356,985	516,580
Series 2004-1 Class X1, 0.8% 2/20/34 (h)	11,587,668	124,350
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(f)	670,035	670,451
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	303,383	315,917
Series 2004-RA2 Class 2A, 7% 7/25/33	546,067	561,416
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	1,926,994	1,913,145
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-M Class A3, 4.7118% 8/25/34 (f)	$ 4,330,000	$ 4,322,092
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	5,905,196	5,883,051
Series 2005-AR4 Class 2A2, 4.543% 4/25/35 (f)	9,862,916	9,830,695
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (f)	10,200,000	10,189,242
TOTAL PRIVATE SPONSOR		126,862,532
U.S. Government Agency - 2.6%
Fannie Mae planned amortization class:
Series 1993-183 Class J, 6.5% 11/25/22	101,021	100,818
Series 1993-187 Class L, 6.5% 7/25/23	1,799,215	1,856,736
Series 1993-206 Class KA, 6.5% 12/25/22	21,629	21,586
Series 1994-30 Class JA, 5% 7/25/23	1,256,464	1,263,757
Series 1994-63 Class PH, 7% 6/25/23	26,180	26,128
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-71 Class QD, 6% 4/25/15	59,121	59,016
Series 2003-16 Class PA, 4.5% 11/25/09	193,682	193,941
Series 2003-19 Class MJ, 4.25% 5/25/30	1,834,910	1,815,322
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	1,490,494	62,632
Freddie Mac sequential pay Series 2114 Class ZM, 6% 1/15/29	872,180	908,832
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22	467,718	456,076
Series 2376 Class JC, 5.5% 2/15/14	26,961	26,925
Series 2420 Class BE, 6.5% 12/15/30	935,113	942,087
Series 2443 Class TD, 6.5% 10/15/30	953,082	962,178
Series 2489 Class PD, 6% 2/15/31	1,454,623	1,477,444
Series 2496 Class OC, 5.5% 9/15/14	5,073,250	5,110,884
Series 2640 Class QG, 2% 4/15/22	598,261	580,640
Series 2660 Class ML, 3.5% 7/15/22	12,165,000	11,985,176
sequential pay:
Series 2523 Class JB, 5% 6/15/15	2,022,127	2,041,984
Series 2609 Class UJ, 6% 2/15/17	2,092,179	2,191,334
Series 1803 Class A, 6% 12/15/08	353,814	362,560
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	$ 210,718	$ 211,363
Series 2002-5 Class PD, 6.5% 5/16/31	974,731	993,056
TOTAL U.S. GOVERNMENT AGENCY		33,650,475
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $160,766,653)		160,513,007
Commercial Mortgage Securities - 9.5%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(f)	1,155,000	1,166,165
Class D, 7.0373% 8/3/10 (b)(f)	1,545,000	1,560,177
280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0138% 2/3/11 (b)(f)(h)	15,395,056	694,066
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	457,851	466,433
Series 1997-D5 Class PS1, 1.7259% 2/14/43 (f)(h)	10,596,866	557,047
Banc of America Commercial Mortgage, Inc.:
sequential pay Series 2005-1 Class A2, 4.64% 11/10/42	2,930,000	2,959,758
Series 2002-2 Class XP, 1.7839% 7/11/43 (b)(f)(h)	7,829,474	505,432
Series 2003-2 Class XP, 0.3743% 3/11/41 (b)(f)(h)	31,441,016	392,425
Series 2004-6 Class XP, 0.6475% 12/10/42 (f)(h)	14,605,000	395,362
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(f)	677,046	677,099
Series 2003-BBA2:
Class A3, 3.2738% 11/15/15 (b)(f)	1,145,000	1,146,482
Class C, 3.4238% 11/15/15 (b)(f)	235,000	236,058
Class D, 3.5038% 11/15/15 (b)(f)	365,000	367,123
Class F, 3.8538% 11/15/15 (b)(f)	260,000	261,871
Class H, 4.3538% 11/15/15 (b)(f)	235,000	236,706
Class J, 4.9038% 11/15/15 (b)(f)	245,000	246,924
Class K, 5.5538% 11/15/15 (b)(f)	220,000	221,837
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 3.6% 12/25/33 (b)(f)	3,305,674	3,336,665
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(f)	1,397,714	1,396,732
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust: - continued
floater:
Class B, 4.92% 4/25/34 (b)(f)	$ 174,714	$ 175,806
Class M1, 3.58% 4/25/34 (b)(f)	87,357	87,548
Class M2, 4.22% 4/25/34 (b)(f)	87,357	87,944
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(f)	1,429,301	1,433,600
Class M1, 3.6% 8/25/34 (b)(f)	460,915	462,751
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(f)	1,564,453	1,567,358
Class A2, 3.44% 1/25/35 (b)(f)	244,446	244,900
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(h)	15,092,834	910,877
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(f)	2,265,000	2,265,318
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(f)	350,000	351,040
Class F, 4% 1/14/16 (b)(f)	225,000	225,668
Series 2002-TOP8 Class X2, 2.1142% 8/15/38 (b)(f)(h)	8,392,586	704,664
Series 2003-PWR2 Class X2, 0.6525% 5/11/39 (b)(f)(h)	22,016,715	552,034
Series 2003-T12 Class X2, 0.7956% 8/13/39 (b)(f)(h)	20,962,771	565,984
Series 2004-PWR6 Class X2, 0.7321% 11/11/41 (b)(f)(h)	8,605,000	306,456
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6174% 5/15/35 (b)(f)(h)	44,332,685	2,518,460
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 3.37% 12/12/13 (b)(f)	215,201	215,257
sequential pay:
Series 1999-2 Class A1, 7.032% 1/15/32	517,745	543,471
Series 2000-3 Class A1, 7.093% 10/15/32	1,007,230	1,060,230
Citigroup Commercial Mortgage Trust Series 2004-C2 Class XP, 1.0001% 10/15/41 (b)(f)(h)	10,000,000	474,813
COMM:
floater:
Series 2002-FL6 Class G, 4.8538% 6/14/14 (b)(f)	800,000	802,828
Series 2002-FL7:
Class D, 3.5238% 11/15/14 (b)(f)	520,000	520,712
Class H, 5.2038% 11/15/14 (b)(f)	1,232,000	1,233,269
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(f)	2,871,149	2,877,949
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
COMM: - continued
Series 2004-LBN2 Class X2, 1.115% 3/10/39 (b)(f)(h)	$ 3,449,238	$ 138,251
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 5.7109% 9/15/30 (f)	3,420,000	3,608,584
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 1/17/32	675,000	726,997
Commercial Mortgage pass thru certificates:
floater:
Series 2004-CNL:
Class G, 3.9338% 9/15/14 (b)(f)	310,000	310,371
Class H, 4.0338% 9/15/14 (b)(f)	330,000	330,395
Class J, 4.5538% 9/15/14 (b)(f)	115,000	115,137
Class K, 4.9538% 9/15/14 (b)(f)	180,000	180,214
Class L, 5.1538% 9/15/14 (b)(f)	145,000	144,976
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(f)	107,857	107,957
Class D, 3.5038% 7/15/16 (b)(f)	250,260	250,313
Class E, 3.7038% 7/15/16 (b)(f)	176,884	176,973
Class F, 3.7538% 7/15/16 (b)(f)	189,837	189,992
Class H, 4.2538% 7/15/16 (b)(f)	543,536	544,107
Class J, 4.4038% 7/15/16 (b)(f)	211,325	211,546
Class K, 5.3038% 7/15/16 (b)(f)	237,218	237,183
Series 2004-CNL Class X1, 2.29% 9/15/14 (b)(f)(h)	23,140,000	451,954
Series 2005-LP5 Class XP, 0.3959% 5/10/43 (c)(f)(h)	18,895,000	365,352
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A:
Class A2, 3.2738% 11/15/14 (b)(f)	1,200,000	1,200,804
Class C, 3.5038% 11/15/14 (b)(f)	240,000	240,564
Class E, 3.9038% 11/15/14 (b)(f)	190,000	190,849
Class H, 4.8538% 11/15/14 (b)(f)	235,000	236,170
Class K, 6.0538% 11/15/14 (b)(f)	350,000	352,434
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(f)	350,000	349,980
Class B, 3.7038% 12/15/21 (b)(f)	915,000	914,948
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(f)	1,210,000	1,209,998
Class E, 3.2838% 2/15/20 (b)(f)	440,000	439,999
Class F, 3.3338% 2/15/20 (b)(f)	375,000	374,999
Class G, 3.4738% 2/15/20 (b)(f)	110,000	110,000
Class H, 3.7038% 2/15/20 (b)(f)	155,000	155,000
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	$ 143,957	$ 146,213
Series 1999-C1 Class A2, 7.29% 9/15/41	3,000,000	3,295,549
Series 2001-CK3 Class A2, 6.04% 6/15/34	1,050,000	1,066,492
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	19,437,250	688,362
Series 2003-C3 Class ASP, 1.8843% 5/15/38 (b)(f)(h)	25,206,918	1,601,834
Series 2003-C4 Class ASP, 0.5061% 8/15/36 (b)(f)(h)	17,984,547	326,376
Series 2004-C1 Class ASP, 1.0447% 1/15/37 (b)(f)(h)	16,474,773	640,055
Series 2005-C1 Class ASP, 0.5846% 2/15/38 (b)(f)(h)	20,300,000	416,921
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	975,000	1,046,768
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1:
Class A1A, 7.45% 6/10/33	701,145	716,850
Class A1B, 7.62% 6/10/33	1,770,000	1,995,631
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (b)	425,575	442,859
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (b)	1,000,000	1,031,914
Series 174 Class B1, 7.33% 5/15/06 (b)	500,000	516,109
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	2,549,277	2,671,525
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5206% 5/15/33 (b)(f)(h)	11,717,696	453,183
GE Commercial Mortgage Corp.:
sequential pay Series 2004-C3 Class A2, 4.433% 7/10/39	1,805,000	1,804,526
Series 2005-C1 Class XP, 0.5437% 6/10/48 (h)	17,685,000	476,529
GGP Mall Properties Trust:
floater Series 2001-C1A Class A3, 3.6538% 2/15/14 (b)(f)	634,182	636,673
sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	1,273,973	1,291,275
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	1,083,666	1,135,599
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2003-C3 Class X2, 0.7838% 12/10/38 (b)(f)(h)	$ 20,752,122	$ 609,164
Series 2004-C3 Class X2, 0.7494% 12/10/41 (f)(h)	13,590,000	431,996
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	1,150,000	1,149,856
Series 2003-C1 Class XP, 2.1684% 7/5/35 (b)(f)(h)	12,754,869	937,014
Series 2003-C2 Class XP, 1.0816% 1/5/36 (b)(f)(h)	23,799,950	981,208
Series 2005-GG3 Class XP, 0.8016% 8/10/42 (b)(h)	58,435,000	2,361,008
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	1,705,000	1,680,829
Series 2004-C1 Class X2, 1.0219% 10/10/28 (b)(f)(h)	48,065,000	1,517,777
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (b)	666,175	716,837
Host Marriot Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (b)	525,230	555,352
Class B, 7.3% 8/3/15 (b)	505,000	557,278
Class D, 7.97% 8/3/15 (b)	425,000	468,778
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C3 Class X2, 1.2844% 7/12/35 (b)(f)(h)	6,600,777	274,196
Series 2003-CB7 Class X2, 0.8049% 1/12/38 (b)(f)(h)	4,639,376	151,493
Series 2003-LN1 Class X2, 0.7158% 10/15/37 (b)(f)(h)	27,972,092	776,805
Series 2004-C1 Class X2, 1.0725% 1/15/38 (b)(f)(h)	4,253,093	185,193
Series 2004-CB8 Class X2, 1.2163% 1/12/39 (b)(f)(h)	5,202,200	254,997
LB Commercial Conduit Mortgage Trust sequential pay Series 1998-C4 Class A1B, 6.21% 10/15/35	2,730,000	2,884,753
LB UBS Westfield Trust Series 2001-WM Class X, 0.5414% 7/14/16 (b)(f)(h)	12,429,927	391,433
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2003-C3 Class A2, 3.086% 5/15/27	1,465,000	1,415,564
Series 2002-C4 Class XCP, 1.4746% 10/15/35 (b)(f)(h)	13,355,000	667,081
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (b)(h)	13,827,213	456,008
Series 2003-C1 Class XCP, 1.4818% 12/15/36 (b)(f)(h)	7,017,081	331,926
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (b)(h)	$ 11,355,047	$ 540,137
Series 2004-C6 Class XCP, 0.7447% 8/15/36 (b)(f)(h)	16,330,000	505,427
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(f)	970,000	971,028
Class E, 3.85% 12/16/14 (b)(f)	2,080,000	2,090,807
Class J, 5% 12/16/14 (b)(f)	1,420,000	1,420,848
Series 2003-LLFA Class K1, 5.5% 12/16/14 (b)(f)	730,000	731,211
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.5856% 7/12/34 (b)(f)(h)	5,862,659	295,554
Series 2005-MKB2 Class XP, 0.4711% 9/12/42 (f)(h)	7,830,000	127,610
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-CAM1 Class A2, 6.76% 3/15/32	101,563	105,712
Series 1999-LIFE Class A1, 6.97% 4/15/33	504,496	527,329
Series 1997-RR:
Class B, 7.2162% 4/30/39 (b)(f)	698,591	705,390
Class C, 7.3462% 4/30/39 (b)(f)	1,275,066	1,324,119
Series 1999-1NYP Class F, 7.2472% 5/3/30 (b)(f)	1,690,000	1,723,027
Series 2003-IQ5 Class X2, 1.1277% 4/15/38 (b)(f)(h)	10,090,000	396,413
Series 2003-IQ6 Class X2, 0.6296% 12/15/41 (b)(f)(h)	16,995,000	497,199
Series 2005-HQ5 Class X2, 0.5436% 1/14/42 (f)(h)	17,785,000	313,098
Series 2005-IQ9 Class X2, 1.0828% 7/15/56 (b)(f)(h)	15,190,000	835,192
Series 2005-TOP17 Class X2, 0.4809% 12/13/41 (f)(h)	11,610,000	405,139
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF:
Class D, 3.77% 8/5/14 (b)(f)	1,063,655	1,070,299
Class F, 5.24% 8/5/14 (b)(f)	1,948,481	1,967,989
Series 2003-HQ2 Class X2, 1.4107% 3/12/35 (b)(f)(h)	12,600,323	780,222
Series 2003-TOP9 Class X2, 1.518% 11/13/36 (b)(f)(h)	8,393,006	515,898
Mortgage Capital Funding, Inc. sequential pay:
Series 1996-MC1 Class A2B, 7.9% 2/15/06	304,651	311,330
Series 1998-MC2 Class A2, 6.423% 6/18/30	1,304,085	1,371,126
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	508,934	529,673
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 3.7538% 2/15/13 (b)(f)	$ 1,364,000	$ 1,320,763
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(f)	1,606,121	1,606,121
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (b)	1,050,000	1,092,945
Class E3, 7.253% 3/15/13 (b)	1,555,000	1,631,589
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(f)	735,000	735,444
Class E, 3.4538% 3/15/14 (b)(f)	460,000	460,903
Class F, 3.5038% 3/15/14 (b)(f)	365,000	365,701
Class G, 3.7338% 3/15/14 (b)(f)	185,000	185,540
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(f)	375,000	375,000
Class KHP2, 3.5038% 1/15/18 (b)(f)	375,000	375,000
Class KHP3, 3.8038% 1/15/18 (b)(f)	440,000	440,000
Class KHP4, 3.9038% 1/15/18 (b)(f)	345,000	345,000
Class KHP5, 4.1038% 1/15/18 (b)(f)	400,000	400,000
Series 2003-C8 Class XP, 0.7191% 11/15/35 (b)(f)(h)	13,065,301	282,209
Series 2003-C9 Class XP, 0.6728% 12/15/35 (b)(f)(h)	8,781,285	210,068
Series 2004-WHL3X Class 1A, 1.16% 3/15/14 (b)(f)(h)	47,692,200	339,759
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $123,819,995)		123,264,954
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 5.625% 7/23/07	740,000	759,980
United Mexican States 4.625% 10/8/08	3,190,000	3,167,670
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,904,708)		3,927,650
Fixed-Income Funds - 9.4%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $122,005,038)	1,229,074	122,317,444
Cash Equivalents - 1.6%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (Cost $21,089,000)	$ 21,094,207	$ 21,089,000
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,337,757,074)		1,334,666,659
NET OTHER ASSETS - (2.8)%		(35,929,096)
NET ASSETS - 100%		$ 1,298,737,563
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
153 Eurodollar 90 Day Index Contracts	June 2005	$ 151,689,937	$ (40,330)
153 Eurodollar 90 Day Index Contracts	Sept. 2005	151,567,538	(71,323)
153 Eurodollar 90 Day Index Contracts	Dec. 2005	151,494,863	(56,368)
153 Eurodollar 90 Day Index Contracts	March 2006	151,447,050	(30,705)
142 Eurodollar 90 Day Index Contracts	June 2006	140,519,650	41,741
109 Eurodollar 90 Day Index Contracts	Sept. 2006	107,839,150	2,101
59 Eurodollar 90 Day Index Contracts	Dec. 2006	58,360,588	36,461
31 Eurodollar 90 Day Index Contracts	March 2007	30,662,100	58,001
7 Eurodollar 90 Day Index Contracts	June 2007	6,923,088	13,960
TOTAL EURODOLLAR CONTRACTS			(46,462)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
44 Eurodollar 90 Day Index Contracts	Sept. 2007	$ 43,513,250	$ 13,024
84 Eurodollar 90 Day Index Contracts	Dec. 2007	83,061,300	9,889
83 Eurodollar 90 Day Index Contracts	March 2008	82,068,325	(3,682)
63 Eurodollar 90 Day Index Contracts	June 2008	62,287,313	(9,640)
46 Eurodollar 90 Day Index Contracts	Sept. 2008	45,475,025	(13,109)
35 Eurodollar 90 Day Index Contracts	Dec. 2008	34,596,188	(13,278)
24 Eurodollar 90 Day Index Contracts	March 2009	23,721,600	(11,021)
TOTAL EURODOLLAR CONTRACTS			(27,817)
			$ (74,279)
Swap Agreements
			Value
Credit Default Swap
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2010	6,000,000	$ (24,707)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2010	6,000,000	(24,707)
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	1,300,000	5,621
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	500,000	2,162
Swap Agreements - continued
	Expiration Date	Underlying Face Amount at Value	Value
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	$ 1,000,000	$ 4,429
Receive quarterly notional amount multiplied by .47% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	2,100,000	1,701
Receive quarterly notional amount multiplied by .48% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	2,100,000	2,687
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6.625% 12/1/08	July 2007	2,400,000	19,372
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	June 2009	1,500,000	13,469
Receive quarterly notional amount multiplied by .52% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	1,100,000	3,458
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	4,500,000	73,818
Swap Agreements - continued
	Expiration Date	Underlying Face Amount at Value	Value

Receive from Lehman Brothers, Inc. upon default event of General Motors Acceptance Corp., par value of the notional amount of General Motors Acceptance Corp. 6.875% 8/28/12 and pay quarterly notional amount multiplied by 3.5%

	June 2006	$ 2,100,000	$ 3,260
Receive quarterly notional amount multiplied by 4.85% and pay Deutsche Bank upon default event of General Motors Corp., par value of the notional amount of General Motors Corp. 7.125% 7/15/13	June 2006	2,100,000	22
TOTAL CREDIT DEFAULT SWAP		32,700,000	80,585
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	8,280,000	(121,297)
TOTAL INTEREST RATE SWAP		8,280,000	(121,297)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	8,580,000	111,898
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	July 2005	5,590,000	70,167
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	3,420,000	39,806
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	August 2005	10,000,000	129,612
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 37 basis points with Bank of America	June 2005	6,645,000	0
Swap Agreements - continued
	Expiration Date	Underlying Face Amount at Value	Value
Total Return Swap - continued

Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 10 basis points with Bank of America

	Sept. 2005	$ 7,000,000	$ 23,137
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	6,645,000	(42,972)
TOTAL TOTAL RETURN SWAP		47,880,000	331,648
		$ 88,860,000	$ 290,936
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $130,404,353 or 10.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,995,902.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $5,498,000 of which $1,754,000 and $3,744,000 will expire on October 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $21,089,000) (cost $1,337,757,074) - See accompanying schedule		$ 1,334,666,659
Cash		373,065
Receivable for investments sold		7,325,975
Receivable for swap agreements		9,649
Receivable for fund shares sold		2,989,546
Interest receivable		9,951,128
Swap agreements, at value		290,936
Prepaid expenses		3,726
Receivable from investment adviser for expense reductions		114,853
Total assets		1,355,725,537

Liabilities
Payable for investments purchased Regular delivery	$ 10,332,451
Delayed delivery	40,277,750
Payable for fund shares redeemed	4,545,074
Distributions payable	460,500
Accrued management fee	458,761
Distribution fees payable	339,921
Payable for daily variation on futures contracts	100,503
Other affiliated payables	273,841
Other payables and accrued expenses	199,173
Total liabilities		56,987,974

Net Assets		$ 1,298,737,563
Net Assets consist of:
Paid in capital		$ 1,309,538,071
Undistributed net investment income		4,286,256
Accumulated undistributed net realized gain (loss) on investments		(12,235,812)
Net unrealized appreciation (depreciation) on investments		(2,850,952)
Net Assets		$ 1,298,737,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($367,626,153 ÷ 38,801,379 shares)	$ 9.47

Maximum offering price per share (100/98.50 of $9.47)	$ 9.61
Class T: Net Asset Value and redemption price per share ($544,591,415 ÷ 57,441,487 shares)	$ 9.48

Maximum offering price per share (100/98.50 of $9.48)	$ 9.62
Class B: Net Asset Value and offering price per share ($44,700,318 ÷ 4,710,316 shares)A	$ 9.49

Class C: Net Asset Value and offering price per share ($227,734,011 ÷ 24,015,548 shares)A	$ 9.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($114,085,666 ÷ 12,034,548 shares)	$ 9.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Interest		$ 22,427,260
Security lending		1,930
Total income		22,429,190

Expenses
Management fee	$ 2,743,153
Transfer agent fees	1,413,309
Distribution fees	2,122,505
Accounting and security lending fees	202,562
Independent trustees' compensation	3,229
Custodian fees and expenses	23,100
Registration fees	83,122
Audit	30,353
Legal	3,383
Miscellaneous	171,029
Total expenses before reductions	6,795,745
Expense reductions	(292,727)	6,503,018
Net investment income		15,926,172
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,839,669)
Futures contracts	(60,127)
Swap agreements	(73,475)
Total net realized gain (loss)		(2,973,271)
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,912,488)
Futures contracts	(1,902,900)
Swap agreements	(195,944)
Total change in net unrealized appreciation (depreciation)		(12,011,332)
Net gain (loss)		(14,984,603)
Net increase (decrease) in net assets resulting from operations		$ 941,569

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,926,172	$ 22,962,231
Net realized gain (loss)	(2,973,271)	5,207,128
Change in net unrealized appreciation (depreciation)	(12,011,332)	308,131
Net increase (decrease) in net assets resulting from operations	941,569	28,477,490
Distributions to shareholders from net investment income	(16,373,656)	(21,460,300)
Distributions to shareholders from net realized gain	(1,086,013)	-
Total distributions	(17,459,669)	(21,460,300)
Share transactions - net increase (decrease)	14,881,959	137,865,371
Total increase (decrease) in net assets	(1,636,141)	144,882,561

Net Assets
Beginning of period	1,300,373,704	1,155,491,143
End of period (including undistributed net investment income of $4,286,256 and undistributed net investment income of $4,733,740, respectively)	$ 1,298,737,563	$ 1,300,373,704

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.60	$ 9.55	$ 9.44	$ 9.49	$ 9.12	$ 9.15
Income from Investment Operations
Net investment incomeE	.124	.202	.261	.381G	.523	.551
Net realized and unrealized gain (loss)	(.118)	.040	.128	(.034)G	.386	(.028)
Total from investment operations	.006	.242	.389	.347	.909	.523
Distributions from net investment income	(.128)	(.192)	(.279)	(.397)	(.539)	(.553)
Distributions from net realized gain	(.008)	-	-	-	-	-
Total distributions	(.136)	(.192)	(.279)	(.397)	(.539)	(.553)
Net asset value, end of period	$ 9.47	$ 9.60	$ 9.55	$ 9.44	$ 9.49	$ 9.12
Total ReturnB,C,D	.06%	2.56%	4.16%	3.78%	10.22%	5.91%
Ratios to Average Net AssetsF
Expenses before expense reductions	.92%A	.87%	.81%	.80%	.85%	.83%
Expenses net of voluntary waivers, if any	.86%A	.87%	.81%	.80%	.85%	.83%
Expenses net of all reductions	.86%A	.87%	.81%	.80%	.84%	.83%
Net investment income	2.64%A	2.13%	2.74%	4.09%G	5.63%	6.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 367,626	$ 357,760	$ 186,290	$ 106,018	$ 38,240	$ 16,698
Portfolio turnover rate	87%A	87%	102%	111%	145%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.60	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.15
Income from Investment Operations
Net investment incomeE	.126	.207	.261	.381G	.525	.550
Net realized and unrealized gain (loss)	(.109)	.038	.118	(.036)G	.383	(.019)
Total from investment operations	.017	.245	.379	.345	.908	.531
Distributions from net investment income	(.129)	(.195)	(.279)	(.395)	(.538)	(.551)
Distributions from net realized gain	(.008)	-	-	-	-	-
Total distributions	(.137)	(.195)	(.279)	(.395)	(.538)	(.551)
Net asset value, end of period	$ 9.48	$ 9.60	$ 9.55	$ 9.45	$ 9.50	$ 9.13
Total ReturnB,C,D	.18%	2.59%	4.04%	3.75%	10.21%	6.00%
Ratios to Average Net AssetsF
Expenses before expense reductions	.87%A	.83%	.82%	.82%	.85%	.84%
Expenses net of voluntary waivers, if any	.83%A	.83%	.82%	.82%	.85%	.84%
Expenses net of all reductions	.83%A	.83%	.82%	.82%	.85%	.83%
Net investment income	2.67%A	2.16%	2.73%	4.07%G	5.62%	6.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 544,591	$ 517,440	$ 468,931	$ 388,495	$ 309,958	$ 279,306
Portfolio turnover rate	87%A	87%	102%	111%	145%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.61	$ 9.56	$ 9.46	$ 9.43
Income from Investment Operations
Net investment incomeE	.089	.130	.183	.281H
Net realized and unrealized gain (loss)	(.109)	.038	.120	(.234)H
Total from investment operations	(.020)	.168	.303	.047
Distributions from net investment income	(.092)	(.118)	(.203)	(.017)
Distributions from net realized gain	(.008)	-	-	-
Total distributions	(.100)	(.118)	(.203)	(.017)
Net asset value, end of period	$ 9.49	$ 9.61	$ 9.56	$ 9.46
Total ReturnB,C,D	(.20)%	1.77%	3.23%	.50%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.68%A	1.63%	1.61%	1.86%A
Expenses net of voluntary waivers, if any	1.61%A	1.63%	1.61%	1.65%A
Expenses net of all reductions	1.61%A	1.63%	1.61%	1.65%A
Net investment income	1.88%A	1.36%	1.94%	3.59%A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,700	$ 53,502	$ 49,353	$ 3,811
Portfolio turnover rate	87%A	87%	102%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 9, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.61	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.16
Income from Investment Operations
Net investment incomeE	.087	.129	.182	.304G	.448	.467
Net realized and unrealized gain (loss)	(.119)	.048	.118	(.037)G	.383	(.021)
Total from investment operations	(.032)	.177	.300	.267	.831	.446
Distributions from net investment income	(.090)	(.117)	(.200)	(.317)	(.461)	(.476)
Distributions from net realized gain	(.008)	-	-	-	-	-
Total distributions	(.098)	(.117)	(.200)	(.317)	(.461)	(.476)
Net asset value, end of period	$ 9.48	$ 9.61	$ 9.55	$ 9.45	$ 9.50	$ 9.13
Total ReturnB,C,D	(.33)%	1.86%	3.19%	2.90%	9.30%	5.01%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.70%A	1.65%	1.64%	1.64%	1.68%	1.68%
Expenses net of voluntary waivers, if any	1.66%A	1.65%	1.64%	1.64%	1.68%	1.68%
Expenses net of all reductions	1.66%A	1.65%	1.64%	1.63%	1.68%	1.67%
Net investment income	1.83%A	1.34%	1.91%	3.25%G	4.80%	5.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 227,734	$ 273,166	$ 359,779	$ 283,046	$ 99,486	$ 50,824
Portfolio turnover rate	87%A	87%	102%	111%	145%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.60	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.15
Income from Investment Operations
Net investment incomeD	.134	.225	.278	.397F	.540	.564
Net realized and unrealized gain (loss)	(.109)	.038	.119	(.043)F	.387	(.015)
Total from investment operations	.025	.263	.397	.363	.927	.549
Distributions from net investment income	(.137)	(.213)	(.297)	(.413)	(.557)	(.569)
Distributions from net realized gain	(.008)	-	-	-	-	-
Total distributions	(.145)	(.213)	(.297)	(.413)	(.557)	(.569)
Net asset value, end of period	$ 9.48	$ 9.60	$ 9.55	$ 9.45	$ 9.50	$ 9.13
Total ReturnB,C	.27%	2.78%	4.24%	3.95%	10.43%	6.21%
Ratios to Average Net AssetsE
Expenses before expense reductions	.68%A	.64%	.63%	.64%	.66%	.67%
Expenses net of voluntary waivers, if any	.66%A	.64%	.63%	.64%	.66%	.67%
Expenses net of all reductions	.66%A	.64%	.63%	.63%	.66%	.67%
Net investment income	2.84%A	2.35%	2.92%	4.25%F	5.81%	6.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,086	$ 98,505	$ 91,138	$ 65,330	$ 23,301	$ 7,655
Portfolio turnover rate	87%A	87%	102%	111%	145%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including income from Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,597,426
Unrealized depreciation	(7,492,737)
Net unrealized appreciation (depreciation)	$ (1,895,311)
Cost for federal income tax purposes	$ 1,336,561,970

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $157,885,282 and $124,734,856, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 271,868	$ 2,808
Class T	0%	.15%	394,602	6,738
Class B	.65%	.25%	221,433	160,621
Class C	.75%	.25%	1,234,602	163,123
			$ 2,122,505	$ 333,290

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,888
Class T	25,868
Class B*	79,026
Class C*	24,132
$ 157,914

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 467,989	.26*
Class T	559,779	.21*
Class B	63,634	.26*
Class C	227,419	.19*
Institutional Class	94,488	.18*
	$ 1,413,309

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,029,233 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	.90% - .83%*	$ 105,257
Class T	.90% - .83%*	110,733
Class B	1.65% - 1.58%*	15,291
Class C	1.75% - 1.68%*	46,570
Institutional Class	.75% - .68%*	12,300
		$ 290,151

* Expense limitation in effect at period end.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,576.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 14% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 4,862,911	$ 5,013,218
Class T	7,132,489	9,968,400
Class B	476,312	631,694
Class C	2,333,449	3,806,748
Institutional Class	1,568,495	2,040,240
Total	$ 16,373,656	$ 21,460,300
From net realized gain
Class A	$ 299,982	$ -
Class T	436,716	-
Class B	43,394	-
Class C	219,150	-
Institutional Class	86,771	-
Total	$ 1,086,013	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	8,425,950	29,233,051	$ 80,112,351	$ 278,943,707
Reinvestment of distributions	477,211	439,890	4,532,748	4,211,651
Shares redeemed	(7,381,265)	(11,910,485)	(70,175,433)	(113,916,095)
Net increase (decrease)	1,521,896	17,762,456	$ 14,469,666	$ 169,239,263
Class T
Shares sold	14,947,492	28,914,757	$ 142,155,541	$ 277,148,967
Reinvestment of distributions	697,282	903,574	6,628,236	8,659,227
Shares redeemed	(12,086,609)	(25,026,151)	(114,977,500)	(239,735,328)
Net increase (decrease)	3,558,165	4,792,180	$ 33,806,277	$ 46,072,866
Class B
Shares sold	566,526	2,729,377	$ 5,398,328	$ 26,154,196
Reinvestment of distributions	44,660	53,426	425,084	512,510
Shares redeemed	(1,467,121)	(2,378,750)	(13,968,868)	(22,795,089)
Net increase (decrease)	(855,935)	404,053	$ (8,145,456)	$ 3,871,617
Class C
Shares sold	2,155,855	7,826,650	$ 20,483,514	$ 75,024,654
Reinvestment of distributions	171,184	249,628	1,627,835	2,393,112
Shares redeemed	(6,750,975)	(17,295,166)	(64,267,394)	(165,609,343)
Net increase (decrease)	(4,423,936)	(9,218,888)	$ (42,156,045)	$ (88,191,577)
Institutional Class
Shares sold	4,355,270	6,288,234	$ 41,455,664	$ 60,243,381
Reinvestment of distributions	123,861	131,407	1,177,215	1,258,983
Shares redeemed	(2,703,609)	(5,702,420)	(25,725,362)	(54,629,162)
Net increase (decrease)	1,775,522	717,221	$ 16,907,517	$ 6,873,202

11. New Fee Arrangements.

On May 19, 2005, the Board of Trustees approved an amended management contract effective June 1, 2005. The amended contract reduces the management fee from ..43% to .33% of average net assets.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
PROPOSAL 3

To modify the fundamental investment objective of Fidelity Advisor Short Fixed-Income Fund.
	# of Votes	% of Votes
Affirmative	451,735,409.15	68.509
Against	33,917,535.64	5.144
Abstain	33,600,977.19	5.096
Broker Non-Votes	140,124,910.57	21.251
TOTAL	659,378,832.55	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

The following is a complete listing of Investments for Fidelity's fixed-income central fund as of April 30, 2005 which is an
investment of Fidelity Advisor Short Fixed-Income Fund.

Semiannual Report

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management &
Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

SFI-USAN-0605
1.784905.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Short Fixed-Income

Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central fund.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period*B November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,000.60	$ 4.27
HypotheticalA	$ 1,000.00	$ 1,020.53	$ 4.31
Class T
Actual	$ 1,000.00	$ 1,001.80	$ 4.12
HypotheticalA	$ 1,000.00	$ 1,020.68	$ 4.16
Class B
Actual	$ 1,000.00	$ 998.00	$ 7.98
HypotheticalA	$ 1,000.00	$ 1,016.81	$ 8.05
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period*B November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 996.70	$ 8.22
HypotheticalA	$ 1,000.00	$ 1,016.56	$ 8.30
Institutional Class
Actual	$ 1,000.00	$ 1,002.70	$ 3.28
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense RatioB
Class A	.86%
Class T	.83%
Class B	1.61%
Class C	1.66%
Institutional Class	.66%

B If fees contractual expense reductions, effective June 1, 2005, had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	.82%
Actual		$ 4.07
HypotheticalA		$ 4.11
Class T	.77%
Actual		$ 3.82
HypotheticalA		$ 3.86
Class B	1.58%
Actual		$ 7.83
HypotheticalA		$ 7.90
Class C	1.60%
Actual		$ 7.92
HypotheticalA		$ 8.00
Institutional Class	.58%
Actual		$ 2.88
HypotheticalA		$ 2.91

A 5% return per year before expenses

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets) as of April 30, 2005
As of April 30, 2005 *	As of October 31, 2004 **
U.S. Government and U.S. Government Agency Obligations 31.3%	U.S. Government and U.S. Government Agency Obligations 35.8%
AAA 26.4%	AAA 22.6%
AA 6.3%	AA 6.0%
A 12.9%	A 14.9%
BBB 19.0%	BBB 17.1%
BB and Below 0.5%	BB and Below 0.6%
Not Rated 1.9%	Not Rated 2.2%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2005
6 months ago
Years	2.7	2.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2005
6 months ago
Years	1.6	2.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2005 *		As of October 31, 2004 **
	Corporate Bonds 20.9%		Corporate Bonds 20.5%
	U.S. Government and U.S. Government Agency Obligations 31.3%		U.S. Government and U.S. Government Agency Obligations 35.8%
	Asset-Backed Securities 24.4%		Asset-Backed Securities 24.9%
	CMOs and Other Mortgage Related Securities 21.4%		CMOs and Other Mortgage Related Securities 17.7%
	Other Investments 0.3%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	6.3%	** Foreign investments	5.8%

* Futures and Swaps	11.8%	** Futures and Swaps	14.8%
The information in the above tables is based on the combined investments of the fund and is pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.5%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 3.47% 5/24/06 (f)	$ 2,800,000	$ 2,802,341
Media - 2.3%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,350,000	2,456,671
Continental Cablevision, Inc.:
8.3% 5/15/06	3,200,000	3,336,579
9% 9/1/08	1,400,000	1,585,647
Cox Communications, Inc.:
6.4% 8/1/08	795,000	831,550
6.875% 6/15/05	2,025,000	2,031,670
7.75% 8/15/06	2,600,000	2,709,694
Hearst-Argyle Television, Inc. 7% 11/15/07	1,500,000	1,595,060
Lenfest Communications, Inc. 10.5% 6/15/06	1,225,000	1,298,500
Liberty Media Corp. 4.51% 9/17/06 (f)	6,150,000	6,222,939
News America, Inc. 6.625% 1/9/08	3,000,000	3,158,805
TCI Communications, Inc. 8% 8/1/05	3,610,000	3,648,981
Univision Communications, Inc.:
3.5% 10/15/07	535,000	524,438
3.875% 10/15/08	585,000	573,607
		29,974,141
TOTAL CONSUMER DISCRETIONARY		32,776,482
CONSUMER STAPLES - 0.6%
Food Products - 0.3%
Kraft Foods, Inc. 5.25% 6/1/07	3,265,000	3,327,551
Tobacco - 0.3%
Altria Group, Inc. 5.625% 11/4/08	2,000,000	2,072,272
Philip Morris Companies, Inc. 6.375% 2/1/06	2,000,000	2,032,794
		4,105,066
TOTAL CONSUMER STAPLES		7,432,617
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	1,335,000	1,291,863
Oil & Gas - 1.1%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	1,865,000	1,866,578
Delek & Avner Yam Tethys Ltd. 5.326% 8/1/13 (b)	2,480,000	2,468,666
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Enterprise Products Operating LP:
4% 10/15/07	$ 1,375,000	$ 1,349,902
4.625% 10/15/09	3,070,000	3,022,117
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,400,000	1,422,026
Pemex Project Funding Master Trust 6.125% 8/15/08	4,535,000	4,659,713
		14,789,002
TOTAL ENERGY		16,080,865
FINANCIALS - 8.6%
Capital Markets - 0.7%
ABN-AMRO Bank NV, Chicago 7.25% 5/31/05	610,000	611,758
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	2,750,000	2,660,424
4.25% 9/4/12 (f)	1,285,000	1,279,972
Goldman Sachs Group LP 7.2% 11/1/06 (b)	500,000	523,166
Lehman Brothers Holdings, Inc.:
4% 1/22/08	300,000	298,225
6.25% 5/15/06	2,795,000	2,860,917
6.625% 2/5/06	120,000	122,507
Merrill Lynch & Co., Inc. 3.7% 4/21/08	1,400,000	1,379,645
		9,736,614
Commercial Banks - 0.9%
Australia & New Zealand Banking Group Ltd. yankee 7.55% 9/15/06	405,000	423,667
Bank of America Corp.:
7.125% 9/15/06	1,750,000	1,824,673
7.4% 1/15/11	275,000	312,844
Bank One Corp. 6% 8/1/08	975,000	1,023,551
Corporacion Andina de Fomento yankee 7.25% 3/1/07	965,000	1,009,050
First National Boston Corp. 7.375% 9/15/06	1,145,000	1,197,274
Korea Development Bank:
3.875% 3/2/09	2,700,000	2,629,473
4.75% 7/20/09	1,500,000	1,508,084
Mellon Bank NA, Pittsburgh 6.5% 8/1/05	2,000,000	2,013,526
		11,942,142
Consumer Finance - 2.6%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,118,201
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co.:
4.95% 1/15/08	$ 1,990,000	$ 1,872,600
6.5% 1/25/07	8,430,000	8,429,157
General Motors Acceptance Corp.:
4.05% 1/16/07 (f)	2,585,000	2,467,711
4.2025% 9/23/08 (f)	4,400,000	3,945,027
4.3948% 10/20/05 (f)	915,000	913,021
4.75% 5/19/05 (f)	1,350,000	1,350,394
6.75% 1/15/06	3,322,000	3,346,586
Household Finance Corp.:
4.125% 12/15/08	705,000	696,877
4.75% 5/15/09	1,563,000	1,576,009
6.4% 6/17/08	2,070,000	2,191,225
Household International, Inc. 8.875% 2/15/08	2,025,000	2,099,945
HSBC Finance Corp. 4.125% 3/11/08	4,145,000	4,124,217
		34,130,970
Diversified Financial Services - 1.1%
CC Funding Trust I 6.9% 2/16/07	2,040,000	2,129,919
Citigroup, Inc. 6.75% 12/1/05	4,100,000	4,173,759
Duke Capital LLC 4.331% 11/16/06	2,930,000	2,935,658
J.P. Morgan & Co., Inc. 6.25% 1/15/09	1,075,000	1,139,935
J.P. Morgan Chase & Co. 5.625% 8/15/06	2,375,000	2,422,859
Prime Property Funding II 6.25% 5/15/07 (b)	1,000,000	1,039,794
		13,841,924
Insurance - 0.2%
Allstate Corp. 7.875% 5/1/05	535,000	535,000
St. Paul Travelers Companies, Inc. 5.75% 3/15/07	1,070,000	1,097,490
Travelers Property Casualty Corp. 3.75% 3/15/08	530,000	520,487
		2,152,977
Real Estate - 2.6%
AMB Property LP 7.2% 12/15/05	1,000,000	1,020,209
Arden Realty LP 8.5% 11/15/10	2,050,000	2,401,204
AvalonBay Communities, Inc. 5% 8/1/07	915,000	925,615
BRE Properties, Inc.:
5.95% 3/15/07	575,000	592,018
7.2% 6/15/07	1,775,000	1,878,390
Camden Property Trust:
4.375% 1/15/10	1,385,000	1,356,149
5.875% 6/1/07	580,000	594,237
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
CarrAmerica Realty Corp. 5.25% 11/30/07	$ 1,745,000	$ 1,768,482
Colonial Properties Trust 4.75% 2/1/10	1,330,000	1,311,143
Developers Diversified Realty Corp.:
3.875% 1/30/09	755,000	729,802
5% 5/3/10	1,310,000	1,308,712
7% 3/19/07	2,095,000	2,184,025
EOP Operating LP:
6.763% 6/15/07	1,625,000	1,701,554
7.75% 11/15/07	1,650,000	1,778,149
8.375% 3/15/06	1,500,000	1,556,937
Gables Realty LP:
5.75% 7/15/07	2,720,000	2,795,706
7.25% 2/15/06	2,200,000	2,254,707
JDN Realty Corp. 6.95% 8/1/07	855,000	897,345
Merry Land & Investment Co., Inc. 7.25% 6/15/05	600,000	602,557
Simon Property Group LP:
4.875% 8/15/10	2,460,000	2,465,715
6.875% 11/15/06	3,785,000	3,926,158
		34,048,814
Thrifts & Mortgage Finance - 0.5%
Abbey National PLC 6.69% 10/17/05	200,000	202,871
Countrywide Home Loans, Inc.:
3.4% 6/2/06 (f)	1,250,000	1,254,545
5.5% 8/1/06	1,290,000	1,312,868
5.625% 5/15/07	745,000	763,524
Washington Mutual, Inc. 4.375% 1/15/08	2,700,000	2,700,689
		6,234,497
TOTAL FINANCIALS		112,087,938
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 4.079% 11/16/06	2,900,000	2,898,915
Air Freight & Logistics - 0.0%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	302,435	308,091
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	225,038	227,921
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass thru trust certificates: - continued
6.978% 10/1/12	$ 122,772	$ 125,318
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	3,080,000	3,092,716
7.056% 3/15/11	355,000	361,136
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	731,192	696,460
		4,503,551
Commercial Services & Supplies - 0.2%
International Lease Financial Corp. 5% 4/15/10	2,535,000	2,547,683
Industrial Conglomerates - 0.3%
Tyco International Group SA yankee 5.8% 8/1/06	3,360,000	3,439,592
TOTAL INDUSTRIALS		13,697,832
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc. 4.608% 11/16/07	6,000,000	6,042,222
MATERIALS - 0.3%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (b)	855,000	907,155
Paper & Forest Products - 0.2%
Boise Cascade Corp. 8% 2/24/06	745,000	771,075
International Paper Co. 4.25% 1/15/09	435,000	429,745
Weyerhaeuser Co. 5.95% 11/1/08	1,729,000	1,817,456
		3,018,276
TOTAL MATERIALS		3,925,431
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.8%
ALLTEL Corp. 4.656% 5/17/07	2,720,000	2,743,109
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,753,617
British Telecommunications PLC 7.875% 12/15/05	4,775,000	4,894,638
Deutsche Telekom International Finance BV:
3.875% 7/22/08	2,425,000	2,388,072
8.25% 6/15/05	5,140,000	5,168,846
France Telecom SA 7.45% 3/1/06 (a)	3,160,000	3,251,441
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Koninklijke KPN NV yankee 8% 10/1/10	$ 2,850,000	$ 3,283,229
Sprint Capital Corp. 6% 1/15/07	3,240,000	3,325,883
Telecom Italia Capital 4% 11/15/08	7,140,000	6,989,025
Telefonica Europe BV 7.35% 9/15/05	180,000	182,477
Telefonos de Mexico SA de CV:
4.5% 11/19/08	2,470,000	2,432,671
4.75% 1/27/10 (b)	3,355,000	3,283,901
TELUS Corp. yankee 7.5% 6/1/07	2,920,000	3,100,596
Verizon Global Funding Corp.:
6.125% 6/15/07	2,140,000	2,223,790
7.25% 12/1/10	4,205,000	4,721,832
		49,743,127
Wireless Telecommunication Services - 0.5%
America Movil SA de CV 4.125% 3/1/09	3,925,000	3,797,265
AT&T Wireless Services, Inc.:
7.35% 3/1/06	1,000,000	1,028,918
7.5% 5/1/07	1,590,000	1,687,745
		6,513,928
TOTAL TELECOMMUNICATION SERVICES		56,257,055
UTILITIES - 1.4%
Electric Utilities - 1.2%
DTE Energy Co. 6.45% 6/1/06	1,510,000	1,548,040
Duke Capital LLC:
4.302% 5/18/06	840,000	840,344
4.37% 3/1/09	2,045,000	2,028,125
FirstEnergy Corp. 5.5% 11/15/06	5,095,000	5,189,242
FPL Group Capital, Inc. 3.25% 4/11/06	705,000	701,660
Monongahela Power Co. 5% 10/1/06	2,015,000	2,030,241
Pacific Gas & Electric Co. 3.82% 4/3/06 (f)	188,000	188,426
Progress Energy, Inc. 6.75% 3/1/06	3,000,000	3,067,353
Southwestern Public Service Co. 5.125% 11/1/06	650,000	659,844
		16,253,275
Gas Utilities - 0.1%
NiSource Finance Corp. 3.2% 11/1/06	1,085,000	1,070,448
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.1%
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	$ 705,000	$ 706,198
TOTAL UTILITIES		18,029,921
TOTAL NONCONVERTIBLE BONDS (Cost $267,322,223)		266,330,363
U.S. Government and Government Agency Obligations - 19.1%

U.S. Government Agency Obligations - 14.4%
Fannie Mae:
3.125% 12/15/07	24,500,000	23,984,300
3.625% 3/15/07	4,176,000	4,158,874
3.75% 5/17/07	6,925,000	6,893,353
4.75% 1/2/07	3,530,000	3,572,138
6% 5/15/08	39,503,000	41,699,130
Federal Home Loan Bank:
3.75% 9/28/06 (d)	64,150,000	64,018,556
3.8% 12/22/06	3,650,000	3,640,138
Freddie Mac:
2.7% 3/16/07	18,000,000	17,613,720
2.875% 12/15/06	21,260,000	20,942,418
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		186,522,627
U.S. Treasury Obligations - 4.7%
U.S. Treasury Bonds 12% 8/15/13	17,526,000	21,943,095
U.S. Treasury Notes:
2.375% 8/31/06	18,020,000	17,754,619
3.5% 11/15/06	185,000	184,877
4.375% 5/15/07	21,470,000	21,772,770
TOTAL U.S. TREASURY OBLIGATIONS		61,655,361
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $250,552,812)		248,177,988
U.S. Government Agency - Mortgage Securities - 8.5%
	Principal Amount	Value (Note 1)
Fannie Mae - 6.8%
3.737% 1/1/35 (f)	$ 346,745	$ 344,964
3.793% 6/1/34 (f)	983,717	966,942
3.827% 12/1/34 (f)	67,660	67,398
3.83% 1/1/35 (f)	240,717	239,913
3.836% 6/1/33 (f)	175,486	174,371
3.84% 1/1/35 (f)	652,508	649,677
3.87% 1/1/35 (f)	391,077	389,986
3.878% 6/1/33 (f)	1,025,005	1,019,541
3.913% 12/1/34 (f)	217,250	216,741
3.941% 10/1/34 (f)	310,938	309,572
3.975% 11/1/34 (f)	469,567	467,555
3.98% 1/1/35 (f)	308,658	307,920
3.987% 12/1/34 (f)	282,758	281,704
4% 1/1/35 (f)	188,452	187,956
4.017% 12/1/34 (f)	1,604,801	1,608,309
4.021% 12/1/34 (f)	242,321	241,486
4.023% 2/1/35 (f)	196,739	196,494
4.025% 1/1/35 (f)	426,595	425,656
4.029% 1/1/35 (f)	95,979	96,346
4.037% 12/1/34 (f)	167,860	168,055
4.048% 1/1/35 (f)	217,883	217,370
4.052% 2/1/35 (f)	217,604	217,453
4.072% 12/1/34 (f)	413,743	413,743
4.105% 1/1/35 (f)	458,180	459,036
4.118% 1/1/35 (f)	447,415	447,662
4.118% 2/1/35 (f)	147,180	147,722
4.12% 2/1/35 (f)	392,852	393,250
4.127% 1/1/35 (f)	460,834	463,316
4.128% 2/1/35 (f)	829,564	830,180
4.144% 1/1/35 (f)	612,002	612,365
4.145% 2/1/35 (f)	516,609	517,404
4.151% 1/1/35 (f)	750,873	751,708
4.162% 2/1/35 (f)	390,404	391,794
4.17% 11/1/34 (f)	394,357	393,956
4.197% 1/1/35 (f)	369,141	370,178
4.2% 1/1/35 (f)	890,819	899,304
4.202% 1/1/35 (f)	457,822	456,519
4.23% 11/1/34 (f)	117,601	117,919
4.25% 2/1/35 (f)	222,539	221,500
4.269% 10/1/34 (f)	638,992	644,248
4.305% 8/1/33 (f)	518,344	523,662
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.305% 7/1/34 (f)	$ 232,116	$ 233,829
4.318% 3/1/33 (f)	116,470	115,851
4.324% 12/1/34 (f)	147,439	147,389
4.349% 2/1/35 (f)	147,139	147,007
4.351% 1/1/35 (f)	221,290	221,014
4.368% 2/1/34 (f)	584,926	585,874
4.4% 2/1/35 (f)	346,331	345,465
4.455% 3/1/35 (f)	299,980	300,132
4.484% 10/1/34 (f)	1,368,443	1,383,909
4.493% 8/1/34 (f)	808,805	813,734
4.499% 3/1/35 (f)	699,585	699,810
4.5% 5/1/20 (c)	19,500,000	19,274,531
4.53% 3/1/35 (f)	647,573	649,596
4.549% 8/1/34 (f)	522,159	526,650
4.572% 2/1/35 (f)	1,658,589	1,673,670
4.587% 2/1/35 (f)	2,034,077	2,041,391
4.625% 2/1/35 (f)	705,499	709,412
4.67% 11/1/34 (f)	845,229	851,517
4.694% 11/1/34 (f)	846,568	852,731
4.725% 3/1/35 (f)	2,145,125	2,173,517
4.742% 3/1/35 (f)	398,543	402,186
4.748% 7/1/34 (f)	763,222	764,348
5.5% 7/1/13 to 6/1/19	17,514,944	17,947,535
6.5% 2/1/08 to 1/1/33	13,210,914	13,791,347
7% 8/1/15 to 6/1/32	1,407,529	1,486,488
7% 5/1/20 (c)	1,101,056	1,159,206
7.5% 5/1/12 to 10/1/14	215,313	227,184
11.5% 11/1/15	92,506	103,713
TOTAL FANNIE MAE		87,479,911
Freddie Mac - 1.6%
4% 5/1/20 (c)	15,000,000	14,545,313
4.232% 1/1/35 (f)	1,224,483	1,225,864
4.314% 12/1/34 (f)	344,819	344,154
4.37% 3/1/35 (f)	475,000	472,291
4.401% 2/1/35 (f)	645,900	642,216
4.434% 2/1/35 (f)	793,215	796,561
4.441% 2/1/34 (f)	399,437	398,036
4.444% 3/1/35 (f)	300,000	299,262
4.491% 3/1/35 (f)	875,000	872,813
4.504% 3/1/35 (f)	350,000	349,809
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
4.564% 2/1/35 (f)	$ 519,677	$ 517,078
4.985% 8/1/33 (f)	176,499	178,385
8.5% 5/1/26 to 7/1/28	267,309	292,394
12% 11/1/19	17,912	19,884
TOTAL FREDDIE MAC		20,954,060
Government National Mortgage Association - 0.1%
7% 1/15/25 to 6/15/32	1,443,848	1,531,565
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $109,814,492)		109,965,536
Asset-Backed Securities - 21.5%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	1,445,082	1,411,947
Series 2003-3 Class A1, 4.46% 1/25/34	1,356,668	1,338,128
Series 2004-2 Class A2, 3.32% 7/25/34 (f)	1,814,936	1,814,850
Series 2004-3:
Class 2M3, 4.14% 10/25/34 (f)	435,000	444,106
Class 2M4, 4.37% 10/25/34 (f)	185,000	188,241
Series 2004-4:
Class A2D, 3.37% 1/25/35 (f)	964,470	967,223
Class M2, 4.37% 1/25/35 (f)	350,000	356,953
Class M3, 4.27% 1/25/35 (f)	150,000	154,756
ACE Securities Corp.:
Series 2002-HE1 Class A, 3.5% 6/25/32 (f)	6,037	6,038
Series 2003-HE1:
Class A2, 3.43% 11/25/33 (f)	1,066,517	1,068,076
Class M1, 3.67% 11/25/33 (f)	430,000	432,085
Class M2, 4.72% 11/25/33 (f)	270,000	274,860
Series 2004-HE1 Class A2B, 3.47% 2/25/34 (f)	1,067,140	1,067,990
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (b)	2,000,000	1,983,200
American Express Credit Account Master Trust Series 2004-C Class C, 3.4538% 2/15/12 (b)(f)	2,968,786	2,975,224
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	1,102,374	1,109,744
Series 2003-CF Class A4, 3.48% 5/6/10	1,810,000	1,798,829
Series 2004-1:
Class A3, 3.22% 7/6/08	870,000	865,227
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
AmeriCredit Automobile Receivables Trust: - continued
Class B, 3.7% 1/6/09	$ 150,000	$ 148,713
Class C, 4.22% 7/6/09	155,000	154,339
Class D, 5.07% 7/6/10	1,105,000	1,111,398
Series 2004-CA Class A4, 3.61% 5/6/11	630,000	621,004
Series 2005-1 Class D, 5.04% 5/6/11	2,500,000	2,513,250
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M1, 3.14% 9/25/32 (f)	1,075,986	1,077,449
Series 2003-3 Class S, 5% 9/25/05 (h)	1,188,298	19,077
Series 2003-7 Class M1, 3.87% 8/25/33 (f)	625,000	630,290
Series 2004-R10 Class M1, 3.72% 11/25/34 (f)	1,370,000	1,379,714
Series 2004-R11 Class M1, 3.68% 11/25/34 (f)	2,040,000	2,052,406
Series 2004-R9:
Class A3, 3.34% 10/25/34 (f)	2,140,000	2,146,583
Class M2, 3.67% 10/25/34 (f)	1,515,000	1,524,697
Class M4, 4.19% 10/25/34 (f)	1,945,000	1,980,530
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (f)	289,263	290,394
Series 2002-BC7 Class M1, 3.65% 10/25/32 (f)	1,100,000	1,110,657
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (b)	4,100,000	4,081,670
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 3.47% 9/25/33 (f)	135,497	136,245
Class AV2, 3.42% 9/25/33 (f)	111,997	112,438
Class M2, 4.82% 9/25/33 (f)	3,100,000	3,202,174
Series 2003-W6 Class AV2, 3.39% 1/25/34 (f)	1,198,644	1,200,344
Series 2003-W7:
Class A2, 3.41% 3/1/34 (f)	1,281,666	1,284,581
Class M1, 3.71% 3/1/34 (f)	2,500,000	2,520,658
Series 2003-W9 Class M1, 3.71% 3/25/34 (f)	1,800,000	1,812,305
Series 2004-W5 Class M1, 3.62% 4/25/34 (f)	830,000	830,994
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 4.17% 1/25/34 (f)	485,000	493,320
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.3338% 4/15/33 (f)	377,713	377,990
Series 2003-HE3 Class A2, 3.3038% 6/15/33 (f)	105,319	105,344
Series 2003-HE5 Class A2B, 4% 8/15/33	302,492	294,833
Series 2003-HE7 Class A3, 3.3138% 12/15/33 (f)	1,059,039	1,063,407
Series 2004-HE3 Class M2, 4.14% 6/25/34 (f)	700,000	700,187
Series 2004-HE6 Class A2, 3.38% 6/25/34 (f)	4,614,281	4,624,569
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (f)	1,830,000	1,833,842
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Class M2, 3.52% 3/25/35 (f)	$ 460,000	$ 461,058
Bank One Issuance Trust:
Series 2002-B2 Class B2, 3.2938% 5/15/08 (f)	1,100,000	1,100,449
Series 2002-C2 Class C2, 3.9438% 5/15/08 (f)	7,345,000	7,365,158
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (f)	2,196,897	2,196,948
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (f)	1,859,078	1,863,007
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (f)	1,354,332	1,359,062
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 3.77% 9/25/34 (f)	794,000	801,137
Class M3, 4.07% 9/25/34 (f)	540,000	544,793
Class M4, 4.22% 9/25/34 (f)	460,000	466,384
Class M5, 4.42% 9/25/34 (f)	435,000	443,010
Series 2004-HE8:
Class M1, 3.67% 9/25/34 (f)	1,800,000	1,804,623
Class M2, 4.22% 9/25/34 (f)	890,000	886,933
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	1,035,000	1,039,627
Capital Auto Receivables Asset Trust:
Series 2002-4, Class CTFS, 2.62% 3/17/08	589,069	584,813
Series 2002-5 Class B, 2.8% 4/15/08	581,353	577,338
Capital One Auto Finance Trust:
Series 2002-A Class A4, 4.79% 1/15/09	1,610,514	1,618,668
Series 2005-A Class A3, 4.28% 7/15/09	2,165,000	2,174,699
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (f)	1,000,000	1,001,173
Series 2001-1 Class B, 3.4638% 12/15/10 (f)	1,700,000	1,713,812
Series 2001-8A Class A, 4.6% 8/17/09	1,390,000	1,403,333
Capital One Multi-Asset Execution Trust Series 2003-B1 Class B1, 4.1238% 2/17/09 (f)	5,715,000	5,766,541
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(f)	645,000	645,000
Class B, 3.74% 7/20/39 (b)(f)	340,000	340,000
Class C, 4.09% 7/20/39 (b)(f)	435,000	435,000
CDC Mortgage Capital Trust Series 2002-HE2:
Class A, 3.31% 1/25/33 (f)	12,198	12,200
Class M1, 3.72% 1/25/33 (f)	899,998	903,902
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Chase Credit Card Master Trust Series 2003-6 Class B, 3.3038% 2/15/11 (f)	$ 2,150,000	$ 2,168,333
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.1538% 5/15/09 (f)	875,000	874,829
Chase Issuance Trust Series 2004-C3 Class C3, 3.4238% 6/15/12 (f)	3,305,000	3,312,041
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (f)	3,000,000	3,005,165
Series 2002-C1 Class C1, 3.76% 2/9/09 (f)	3,000,000	3,037,721
Series 2003-C1 Class C1, 3.69% 4/7/10 (f)	2,600,000	2,661,168
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(f)	1,872,885	1,873,079
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class M2, 5.02% 9/25/32 (f)	2,410,000	2,443,772
Series 2004-2:
Class 3A4, 3.27% 7/25/34 (f)	1,539,800	1,540,940
Class M1, 3.52% 5/25/34 (f)	1,075,000	1,077,303
Series 2004-3 Class 3A4, 3.27% 8/25/34 (f)	2,578,625	2,567,554
Series 2004-4:
Class A, 3.39% 8/25/34 (f)	687,773	688,425
Class M1, 3.5% 7/25/34 (f)	775,000	777,931
Class M2, 3.55% 6/25/34 (f)	920,000	923,315
CS First Boston Mortgage Securities Corp.:
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (f)	860,638	860,598
Class B1, 4.82% 4/25/34 (f)	1,295,000	1,294,934
Class M3, 3.67% 4/25/34 (f)	1,315,000	1,314,937
Series 2005-FIX1 Class A2, 4.31% 5/25/35	2,090,000	2,072,713
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (f)	1,775,000	1,785,504
Diversified REIT Trust Series 2000-1A Class A2, 6.971% 3/8/10 (b)	1,500,000	1,602,015
Drive Auto Receivables Trust Series 2005-1 Class A3, 3.75% 4/15/09 (b)	1,035,000	1,029,102
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 2.7067% 5/28/35 (f)	2,359,937	2,357,223
Class AB3, 2.8394% 5/28/35 (f)	2,070,234	2,070,953
Class AB8, 2.8% 5/28/35 (f)	2,135,731	2,136,734
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(f)	2,645,000	2,663,598
Ford Credit Auto Owner Trust Series 2005-A Class A4, 3.72% 10/15/09	4,100,000	4,060,399
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 3.47% 2/25/34 (f)	$ 150,000	$ 149,993
Class M2, 3.52% 2/25/34 (f)	150,000	149,993
Series 2004-A Class M2, 4.17% 1/25/34 (f)	1,100,000	1,099,946
Series 2004-C:
Class M1, 3.67% 8/25/34 (f)	1,120,000	1,128,777
Class M3, 4.17% 8/25/34 (f)	3,000,000	3,064,882
Series 2004-D:
Class M4, 3.97% 11/25/34 (f)	295,000	296,559
Class M5, 4.02% 11/25/34 (f)	245,000	245,915
Class M6, 4.22% 11/25/34 (f)	270,000	269,831
Series 2005-A Class 2A2, 3.26% 2/25/35 (f)	3,215,000	3,219,342
GE Business Loan Trust Series 2004-2 Class A, 0.8454% 12/15/08 (b)(h)	87,317,000	1,800,913
Greenpoint Credit LLC Series 2001-1 Class 1A, 3.33% 4/20/32 (f)	928,006	925,470
GSAMP Trust:
Series 2002-NC1 Class A2, 3.34% 7/25/32 (f)	69,460	70,232
Series 2003-HE1 Class M2, 4.89% 6/20/33 (f)	1,810,000	1,850,693
Series 2003-HE2 Class M1, 3.67% 8/25/33 (f)	650,000	653,556
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(f)	3,050,000	3,046,392
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 4.85% 9/20/09 (b)(f)	4,400,000	4,400,000
Home Equity Asset Trust:
Series 2002-2 Class A4, 3.37% 6/25/32 (f)	142,231	142,325
Series 2002-4 Class M2, 5.07% 3/25/33 (f)	400,000	406,175
Series 2002-5 Class A3, 3.54% 5/25/33 (f)	409,116	411,764
Series 2003-3 Class A4, 3.48% 2/25/33 (f)	337,581	339,378
Series 2003-5 Class A2, 3.37% 12/25/33 (f)	1,507,956	1,513,897
Series 2003-7 Class A2, 3.4% 3/25/34 (f)	1,549,612	1,553,248
Series 2003-8 Class M1, 3.74% 4/25/34 (f)	845,000	852,224
Series 2004-1 Class M2, 4.22% 6/25/34 (f)	655,000	660,784
Series 2004-2 Class A2, 3.31% 7/25/34 (f)	871,681	871,648
Series 2004-3:
Class M1, 3.59% 8/25/34 (f)	425,000	424,980
Class M2, 4.22% 8/25/34 (f)	465,000	464,977
Class M3, 4.47% 8/25/34 (f)	200,000	199,990
Series 2004-6 Class A2, 3.37% 12/25/34 (f)	3,161,250	3,171,253
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (b)	11,439	11,439
Series 2003-5N Class A, 7.5% 1/27/34 (b)	11,053	11,080
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	$ 1,170,000	$ 1,155,596
Household Home Equity Loan Trust:
Series 2002-3 Class A, 3.44% 7/20/32 (f)	401,648	402,323
Series 2003-2 Class M, 3.57% 9/20/33 (f)	341,070	341,854
Household Mortgage Loan Trust:
Series 2003-HC2 Class M, 3.59% 6/20/33 (f)	675,948	676,605
Series 2004-HC1 Class A, 3.34% 2/20/34 (f)	1,498,867	1,502,921
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class B, 3.5038% 1/18/11 (f)	1,000,000	1,006,431
Series 2002-3 Class B, 4.2038% 9/15/09 (f)	1,215,000	1,220,080
MASTR Asset Backed Securities Trust Series 2004-FRE1 Class M1, 3.57% 7/25/34 (f)	1,146,000	1,151,862
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (f)	1,350,000	1,352,546
Series 2001-B2 Class B2, 3.3138% 1/15/09 (f)	4,750,000	4,764,507
Series 2002-B1 Class B1, 5.15% 7/15/09	1,025,000	1,041,671
Series 2002-B2 Class B2, 3.3338% 10/15/09 (f)	3,600,000	3,617,976
Series 2002-B3 Class B3, 3.3538% 1/15/08 (f)	1,100,000	1,100,465
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (f)	1,500,000	1,509,594
Series 1998-G Class B, 3.3538% 2/17/09 (f)	1,550,000	1,553,981
Series 2000-L Class B, 3.4538% 4/15/10 (f)	650,000	654,823
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 3.52% 7/25/34 (f)	425,000	424,980
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 3.67% 7/25/34 (f)	1,145,000	1,153,831
Series 2004-CB6 Class A1, 3.35% 7/25/35 (f)	1,680,914	1,687,013
Series 2004-FM1 Class M2, 4.17% 1/25/35 (f)	300,000	305,632
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 4.92% 5/25/33 (f)	325,000	329,009
Series 2003-NC5 Class M2, 5.02% 4/25/33 (f)	575,000	583,823
Series 2004-HE6 Class A2, 3.36% 8/25/34 (f)	3,055,166	3,055,757
Series 2004-NC6 Class A2, 3.36% 7/25/34 (f)	913,581	916,271
Series 2004-NC7 Class A3, 3.32% 7/25/34 (f)	5,000,000	5,012,523
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC1 Class M2, 4.09% 10/25/31 (f)	150,595	150,780
Series 2002-AM3 Class A3, 3.51% 2/25/33 (f)	233,295	233,846
Series 2002-HE2 Class M1, 3.72% 8/25/32 (f)	1,150,000	1,156,444
Series 2002-NC1 Class M1, 3.82% 2/25/32 (b)(f)	616,912	621,423
Series 2003-NC1 Class M1, 4.07% 11/25/32 (f)	535,000	539,539
Series 2003-NC2 Class M2, 5.02% 2/25/33 (f)	615,000	627,168
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(f)(h)	$ 1,725,000	$ 608,747
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	1,885,000	990,568
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	900,000	250,207
Navistar Financial Corp. Owner Trust Series 2001-B Class B, 4.83% 11/17/08	1,108,164	1,109,145
Nissan Auto Receivables OwnerTrust Series 2005-A Class A4, 3.82% 7/15/10	1,210,000	1,198,469
Onyx Acceptance Owner Trust:
Series 2002-C Class A4, 4.07% 4/15/09	809,815	811,419
Series 2005-A Class A3, 3.69% 5/15/09	890,000	884,732
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (b)	2,053,145	2,050,065
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 4.12% 1/25/35 (f)	1,905,000	1,951,059
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (f)	640,000	644,539
Class M2, 3.7% 9/25/34 (f)	380,000	382,897
Class M3, 4.27% 9/25/34 (f)	730,000	740,237
Class M4, 4.47% 9/25/34 (f)	1,000,000	1,016,892
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (f)	2,323,310	2,333,001
Series 2004-WHQ2 Class A3E, 3.44% 2/25/35 (f)	1,990,924	1,997,623
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(f)	1,400,000	1,406,039
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	775,210	767,394
Series 2004-RS10 Class MII2, 4.27% 10/25/34 (f)	2,600,000	2,635,565
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	754,756	732,905
Saxon Asset Securities Trust Series 2004-2 Class MV1, 3.6% 8/25/35 (f)	980,000	983,947
Sears Credit Account Master Trust II:
Series 2002-4 Class B, 3.3788% 8/18/09 (f)	1,100,000	1,100,711
Series 2002-5 Class B, 4.2038% 11/17/09 (f)	2,200,000	2,208,593
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1:
Class A2, 3.27% 2/25/34 (f)	1,397,931	1,397,868
Class M1, 3.54% 2/25/34 (f)	610,000	610,814
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 2.69% 6/15/21 (f)	1,800,000	1,813,603
Series 2004-A:
Class B, 3.07% 6/15/33 (f)	400,000	406,797
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
SLM Private Credit Student Loan Trust: - continued
Class C, 3.44% 6/15/33 (f)	$ 1,020,000	$ 1,045,850
Series 2004-B Class C, 3.36% 9/15/33 (f)	1,900,000	1,899,563
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(f)	2,520,000	2,521,968
Terwin Mortgage Trust Series 2003-4HE Class A1, 3.45% 9/25/34 (f)	1,610,946	1,620,723
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	1,505,000	1,498,735
Volkswagen Auto Lease Trust:
Series 2004-A Class A3, 2.84% 7/20/07	2,610,000	2,581,864
Series 2005-A Class A4, 3.94% 10/20/10	3,625,000	3,606,479
WFS Financial Owner Trust:
Series 2004-3:
Class A4, 3.93% 2/17/12	5,000,000	4,950,752
Class D, 4.07% 2/17/12	1,238,315	1,234,854
Series 2004-4 Class D, 3.58% 5/17/12	1,100,000	1,091,354
Series 2005-1:
Class A3, 3.59% 10/19/09	3,465,000	3,437,667
Class D, 4.09% 8/15/12	830,000	824,990
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	1,080,000	1,071,319
TOTAL ASSET-BACKED SECURITIES (Cost $278,482,153)		279,080,717
Collateralized Mortgage Obligations - 12.4%

Private Sponsor - 9.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.42% 1/25/34 (f)	1,288,573	1,292,641
Series 2004-2 Class 7A3, 3.42% 2/25/35 (f)	2,510,533	2,518,099
Series 2004-4 Class 5A2, 3.42% 3/25/35 (f)	1,057,034	1,060,094
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (f)	1,237,888	1,237,888
Series 2005-2 Class 1A1, 3.27% 3/25/35 (f)	3,537,444	3,537,444
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(f)	2,000,000	2,000,000
Countrywide Home Loans, Inc.:
floater Series 2004-16 Class A1, 3.42% 9/25/34 (f)	2,604,869	2,602,417
sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	837,145	840,861
Series 2002-32 Class 2A3, 5% 1/25/18	197,576	198,324
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (f)	$ 533,610	$ 533,285
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (f)	791,369	789,688
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (f)	1,302,130	1,304,326
Granite Mortgages PLC floater:
Series 2004-1 Class 1C, 3.95% 3/20/44 (f)	875,000	879,375
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (f)	2,000,000	2,000,047
Class 1C, 3.75% 6/20/44 (f)	890,000	892,295
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (f)	3,650,000	3,650,713
Class B, 3.1063% 7/15/40 (f)	565,000	565,177
Class C, 3.8606% 7/15/40 (f)	1,295,000	1,300,666
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (f)	2,526,550	2,537,272
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 3.41% 10/25/34 (f)	908,679	907,716
Series 2004-9:
Class M2, 3.67% 1/25/35 (f)	928,607	932,882
Class M3, 3.72% 1/25/35 (f)	688,371	690,952
Class M4, 4.07% 1/25/35 (f)	351,115	352,206
Series 2005-1:
Class M1, 3.48% 4/25/35 (f)	778,695	779,182
Class M2, 3.52% 4/25/35 (f)	1,343,249	1,344,088
Class M3, 3.55% 4/25/35 (f)	330,945	331,088
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	342,399	347,963
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2544% 8/25/17 (f)	1,657,066	1,711,207
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (f)	3,607,853	3,607,853
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (f)	2,421,454	2,437,963
Series 2003-F Class A2, 3.7075% 10/25/28 (f)	3,290,681	3,296,299
Series 2004-B Class A2, 2.8669% 6/25/29 (f)	4,453,599	4,445,712
Series 2004-C Class A2, 3.07% 7/25/29 (f)	3,088,397	3,081,159
Series 2004-D Class A2, 3.4725% 9/25/29 (f)	2,675,899	2,679,598
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	10,826,958	145,184
Series 2003-G Class XA1, 1% 1/25/29 (h)	9,490,785	134,022
Series 2003-H Class XA1, 1% 1/25/29 (b)(h)	8,291,058	118,856
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Mortgage Asset Backed Securities Trust floater Series 2002-NC1 Class M1, 3.87% 10/25/32 (f)	$ 1,600,000	$ 1,608,798
MortgageIT Trust floater Series 2004-2:
Class A1, 3.39% 12/25/34 (f)	1,274,071	1,276,404
Class A2, 3.47% 12/25/34 (f)	1,722,355	1,733,392
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (f)	605,000	611,759
Permanent Financing No. 4 PLC floater Series 2:
Class C, 3.18% 6/10/42 (f)	1,495,000	1,502,328
Class M, 2.79% 6/10/42 (f)	345,000	346,256
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (f)	610,000	610,000
Series 2 Class C, 3.11% 6/10/42 (f)	915,000	919,861
Series 3 Class C, 3.28% 6/10/42 (f)	1,935,000	1,958,584
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	1,202,212	1,232,557
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	35,026,443	299,802
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (f)	964,299	963,992
Series 2003-6 Class A2, 2.5313% 11/20/33 (f)	2,128,240	2,128,020
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	2,755,965	2,755,666
Series 2004-2 Class A, 3.5663% 3/20/34 (f)	1,080,587	1,081,757
Series 2004-3 Class A, 3.5463% 5/20/34 (f)	2,663,016	2,649,790
Series 2004-4 Class A, 2.4613% 5/20/34 (f)	2,297,320	2,294,158
Series 2004-5 Class A3, 2.82% 6/20/34 (f)	2,176,844	2,176,844
Series 2004-6 Class A3A, 3.0175% 6/20/35 (f)	1,884,327	1,886,024
Series 2004-7 Class A3A, 3.2275% 8/20/34 (f)	1,973,641	1,969,627
Series 2004-8 Class A2, 3.45% 9/20/34 (f)	2,751,543	2,752,950
Series 2005-1 Class A2, 3.1688% 2/20/35 (f)	1,799,483	1,799,483
Series 2003-7 Class X1, 0.7002% 1/20/34 (f)(h)	90,573,377	892,999
Series 2003-8 Class X1, 0.5753% 1/20/34 (f)(h)	49,356,985	516,580
Series 2004-1 Class X1, 0.8% 2/20/34 (h)	11,587,668	124,350
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(f)	670,035	670,451
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	303,383	315,917
Series 2004-RA2 Class 2A, 7% 7/25/33	546,067	561,416
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	1,926,994	1,913,145
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-M Class A3, 4.7118% 8/25/34 (f)	$ 4,330,000	$ 4,322,092
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	5,905,196	5,883,051
Series 2005-AR4 Class 2A2, 4.543% 4/25/35 (f)	9,862,916	9,830,695
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (f)	10,200,000	10,189,242
TOTAL PRIVATE SPONSOR		126,862,532
U.S. Government Agency - 2.6%
Fannie Mae planned amortization class:
Series 1993-183 Class J, 6.5% 11/25/22	101,021	100,818
Series 1993-187 Class L, 6.5% 7/25/23	1,799,215	1,856,736
Series 1993-206 Class KA, 6.5% 12/25/22	21,629	21,586
Series 1994-30 Class JA, 5% 7/25/23	1,256,464	1,263,757
Series 1994-63 Class PH, 7% 6/25/23	26,180	26,128
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-71 Class QD, 6% 4/25/15	59,121	59,016
Series 2003-16 Class PA, 4.5% 11/25/09	193,682	193,941
Series 2003-19 Class MJ, 4.25% 5/25/30	1,834,910	1,815,322
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	1,490,494	62,632
Freddie Mac sequential pay Series 2114 Class ZM, 6% 1/15/29	872,180	908,832
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22	467,718	456,076
Series 2376 Class JC, 5.5% 2/15/14	26,961	26,925
Series 2420 Class BE, 6.5% 12/15/30	935,113	942,087
Series 2443 Class TD, 6.5% 10/15/30	953,082	962,178
Series 2489 Class PD, 6% 2/15/31	1,454,623	1,477,444
Series 2496 Class OC, 5.5% 9/15/14	5,073,250	5,110,884
Series 2640 Class QG, 2% 4/15/22	598,261	580,640
Series 2660 Class ML, 3.5% 7/15/22	12,165,000	11,985,176
sequential pay:
Series 2523 Class JB, 5% 6/15/15	2,022,127	2,041,984
Series 2609 Class UJ, 6% 2/15/17	2,092,179	2,191,334
Series 1803 Class A, 6% 12/15/08	353,814	362,560
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	$ 210,718	$ 211,363
Series 2002-5 Class PD, 6.5% 5/16/31	974,731	993,056
TOTAL U.S. GOVERNMENT AGENCY		33,650,475
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $160,766,653)		160,513,007
Commercial Mortgage Securities - 9.5%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(f)	1,155,000	1,166,165
Class D, 7.0373% 8/3/10 (b)(f)	1,545,000	1,560,177
280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0138% 2/3/11 (b)(f)(h)	15,395,056	694,066
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	457,851	466,433
Series 1997-D5 Class PS1, 1.7259% 2/14/43 (f)(h)	10,596,866	557,047
Banc of America Commercial Mortgage, Inc.:
sequential pay Series 2005-1 Class A2, 4.64% 11/10/42	2,930,000	2,959,758
Series 2002-2 Class XP, 1.7839% 7/11/43 (b)(f)(h)	7,829,474	505,432
Series 2003-2 Class XP, 0.3743% 3/11/41 (b)(f)(h)	31,441,016	392,425
Series 2004-6 Class XP, 0.6475% 12/10/42 (f)(h)	14,605,000	395,362
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(f)	677,046	677,099
Series 2003-BBA2:
Class A3, 3.2738% 11/15/15 (b)(f)	1,145,000	1,146,482
Class C, 3.4238% 11/15/15 (b)(f)	235,000	236,058
Class D, 3.5038% 11/15/15 (b)(f)	365,000	367,123
Class F, 3.8538% 11/15/15 (b)(f)	260,000	261,871
Class H, 4.3538% 11/15/15 (b)(f)	235,000	236,706
Class J, 4.9038% 11/15/15 (b)(f)	245,000	246,924
Class K, 5.5538% 11/15/15 (b)(f)	220,000	221,837
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 3.6% 12/25/33 (b)(f)	3,305,674	3,336,665
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(f)	1,397,714	1,396,732
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust: - continued
floater:
Class B, 4.92% 4/25/34 (b)(f)	$ 174,714	$ 175,806
Class M1, 3.58% 4/25/34 (b)(f)	87,357	87,548
Class M2, 4.22% 4/25/34 (b)(f)	87,357	87,944
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(f)	1,429,301	1,433,600
Class M1, 3.6% 8/25/34 (b)(f)	460,915	462,751
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(f)	1,564,453	1,567,358
Class A2, 3.44% 1/25/35 (b)(f)	244,446	244,900
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(h)	15,092,834	910,877
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(f)	2,265,000	2,265,318
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(f)	350,000	351,040
Class F, 4% 1/14/16 (b)(f)	225,000	225,668
Series 2002-TOP8 Class X2, 2.1142% 8/15/38 (b)(f)(h)	8,392,586	704,664
Series 2003-PWR2 Class X2, 0.6525% 5/11/39 (b)(f)(h)	22,016,715	552,034
Series 2003-T12 Class X2, 0.7956% 8/13/39 (b)(f)(h)	20,962,771	565,984
Series 2004-PWR6 Class X2, 0.7321% 11/11/41 (b)(f)(h)	8,605,000	306,456
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6174% 5/15/35 (b)(f)(h)	44,332,685	2,518,460
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 3.37% 12/12/13 (b)(f)	215,201	215,257
sequential pay:
Series 1999-2 Class A1, 7.032% 1/15/32	517,745	543,471
Series 2000-3 Class A1, 7.093% 10/15/32	1,007,230	1,060,230
Citigroup Commercial Mortgage Trust Series 2004-C2 Class XP, 1.0001% 10/15/41 (b)(f)(h)	10,000,000	474,813
COMM:
floater:
Series 2002-FL6 Class G, 4.8538% 6/14/14 (b)(f)	800,000	802,828
Series 2002-FL7:
Class D, 3.5238% 11/15/14 (b)(f)	520,000	520,712
Class H, 5.2038% 11/15/14 (b)(f)	1,232,000	1,233,269
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(f)	2,871,149	2,877,949
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
COMM: - continued
Series 2004-LBN2 Class X2, 1.115% 3/10/39 (b)(f)(h)	$ 3,449,238	$ 138,251
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 5.7109% 9/15/30 (f)	3,420,000	3,608,584
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 1/17/32	675,000	726,997
Commercial Mortgage pass thru certificates:
floater:
Series 2004-CNL:
Class G, 3.9338% 9/15/14 (b)(f)	310,000	310,371
Class H, 4.0338% 9/15/14 (b)(f)	330,000	330,395
Class J, 4.5538% 9/15/14 (b)(f)	115,000	115,137
Class K, 4.9538% 9/15/14 (b)(f)	180,000	180,214
Class L, 5.1538% 9/15/14 (b)(f)	145,000	144,976
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(f)	107,857	107,957
Class D, 3.5038% 7/15/16 (b)(f)	250,260	250,313
Class E, 3.7038% 7/15/16 (b)(f)	176,884	176,973
Class F, 3.7538% 7/15/16 (b)(f)	189,837	189,992
Class H, 4.2538% 7/15/16 (b)(f)	543,536	544,107
Class J, 4.4038% 7/15/16 (b)(f)	211,325	211,546
Class K, 5.3038% 7/15/16 (b)(f)	237,218	237,183
Series 2004-CNL Class X1, 2.29% 9/15/14 (b)(f)(h)	23,140,000	451,954
Series 2005-LP5 Class XP, 0.3959% 5/10/43 (c)(f)(h)	18,895,000	365,352
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A:
Class A2, 3.2738% 11/15/14 (b)(f)	1,200,000	1,200,804
Class C, 3.5038% 11/15/14 (b)(f)	240,000	240,564
Class E, 3.9038% 11/15/14 (b)(f)	190,000	190,849
Class H, 4.8538% 11/15/14 (b)(f)	235,000	236,170
Class K, 6.0538% 11/15/14 (b)(f)	350,000	352,434
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(f)	350,000	349,980
Class B, 3.7038% 12/15/21 (b)(f)	915,000	914,948
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(f)	1,210,000	1,209,998
Class E, 3.2838% 2/15/20 (b)(f)	440,000	439,999
Class F, 3.3338% 2/15/20 (b)(f)	375,000	374,999
Class G, 3.4738% 2/15/20 (b)(f)	110,000	110,000
Class H, 3.7038% 2/15/20 (b)(f)	155,000	155,000
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	$ 143,957	$ 146,213
Series 1999-C1 Class A2, 7.29% 9/15/41	3,000,000	3,295,549
Series 2001-CK3 Class A2, 6.04% 6/15/34	1,050,000	1,066,492
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	19,437,250	688,362
Series 2003-C3 Class ASP, 1.8843% 5/15/38 (b)(f)(h)	25,206,918	1,601,834
Series 2003-C4 Class ASP, 0.5061% 8/15/36 (b)(f)(h)	17,984,547	326,376
Series 2004-C1 Class ASP, 1.0447% 1/15/37 (b)(f)(h)	16,474,773	640,055
Series 2005-C1 Class ASP, 0.5846% 2/15/38 (b)(f)(h)	20,300,000	416,921
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	975,000	1,046,768
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1:
Class A1A, 7.45% 6/10/33	701,145	716,850
Class A1B, 7.62% 6/10/33	1,770,000	1,995,631
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (b)	425,575	442,859
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (b)	1,000,000	1,031,914
Series 174 Class B1, 7.33% 5/15/06 (b)	500,000	516,109
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	2,549,277	2,671,525
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5206% 5/15/33 (b)(f)(h)	11,717,696	453,183
GE Commercial Mortgage Corp.:
sequential pay Series 2004-C3 Class A2, 4.433% 7/10/39	1,805,000	1,804,526
Series 2005-C1 Class XP, 0.5437% 6/10/48 (h)	17,685,000	476,529
GGP Mall Properties Trust:
floater Series 2001-C1A Class A3, 3.6538% 2/15/14 (b)(f)	634,182	636,673
sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	1,273,973	1,291,275
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	1,083,666	1,135,599
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2003-C3 Class X2, 0.7838% 12/10/38 (b)(f)(h)	$ 20,752,122	$ 609,164
Series 2004-C3 Class X2, 0.7494% 12/10/41 (f)(h)	13,590,000	431,996
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	1,150,000	1,149,856
Series 2003-C1 Class XP, 2.1684% 7/5/35 (b)(f)(h)	12,754,869	937,014
Series 2003-C2 Class XP, 1.0816% 1/5/36 (b)(f)(h)	23,799,950	981,208
Series 2005-GG3 Class XP, 0.8016% 8/10/42 (b)(h)	58,435,000	2,361,008
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	1,705,000	1,680,829
Series 2004-C1 Class X2, 1.0219% 10/10/28 (b)(f)(h)	48,065,000	1,517,777
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (b)	666,175	716,837
Host Marriot Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (b)	525,230	555,352
Class B, 7.3% 8/3/15 (b)	505,000	557,278
Class D, 7.97% 8/3/15 (b)	425,000	468,778
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C3 Class X2, 1.2844% 7/12/35 (b)(f)(h)	6,600,777	274,196
Series 2003-CB7 Class X2, 0.8049% 1/12/38 (b)(f)(h)	4,639,376	151,493
Series 2003-LN1 Class X2, 0.7158% 10/15/37 (b)(f)(h)	27,972,092	776,805
Series 2004-C1 Class X2, 1.0725% 1/15/38 (b)(f)(h)	4,253,093	185,193
Series 2004-CB8 Class X2, 1.2163% 1/12/39 (b)(f)(h)	5,202,200	254,997
LB Commercial Conduit Mortgage Trust sequential pay Series 1998-C4 Class A1B, 6.21% 10/15/35	2,730,000	2,884,753
LB UBS Westfield Trust Series 2001-WM Class X, 0.5414% 7/14/16 (b)(f)(h)	12,429,927	391,433
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2003-C3 Class A2, 3.086% 5/15/27	1,465,000	1,415,564
Series 2002-C4 Class XCP, 1.4746% 10/15/35 (b)(f)(h)	13,355,000	667,081
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (b)(h)	13,827,213	456,008
Series 2003-C1 Class XCP, 1.4818% 12/15/36 (b)(f)(h)	7,017,081	331,926
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (b)(h)	$ 11,355,047	$ 540,137
Series 2004-C6 Class XCP, 0.7447% 8/15/36 (b)(f)(h)	16,330,000	505,427
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(f)	970,000	971,028
Class E, 3.85% 12/16/14 (b)(f)	2,080,000	2,090,807
Class J, 5% 12/16/14 (b)(f)	1,420,000	1,420,848
Series 2003-LLFA Class K1, 5.5% 12/16/14 (b)(f)	730,000	731,211
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.5856% 7/12/34 (b)(f)(h)	5,862,659	295,554
Series 2005-MKB2 Class XP, 0.4711% 9/12/42 (f)(h)	7,830,000	127,610
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-CAM1 Class A2, 6.76% 3/15/32	101,563	105,712
Series 1999-LIFE Class A1, 6.97% 4/15/33	504,496	527,329
Series 1997-RR:
Class B, 7.2162% 4/30/39 (b)(f)	698,591	705,390
Class C, 7.3462% 4/30/39 (b)(f)	1,275,066	1,324,119
Series 1999-1NYP Class F, 7.2472% 5/3/30 (b)(f)	1,690,000	1,723,027
Series 2003-IQ5 Class X2, 1.1277% 4/15/38 (b)(f)(h)	10,090,000	396,413
Series 2003-IQ6 Class X2, 0.6296% 12/15/41 (b)(f)(h)	16,995,000	497,199
Series 2005-HQ5 Class X2, 0.5436% 1/14/42 (f)(h)	17,785,000	313,098
Series 2005-IQ9 Class X2, 1.0828% 7/15/56 (b)(f)(h)	15,190,000	835,192
Series 2005-TOP17 Class X2, 0.4809% 12/13/41 (f)(h)	11,610,000	405,139
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF:
Class D, 3.77% 8/5/14 (b)(f)	1,063,655	1,070,299
Class F, 5.24% 8/5/14 (b)(f)	1,948,481	1,967,989
Series 2003-HQ2 Class X2, 1.4107% 3/12/35 (b)(f)(h)	12,600,323	780,222
Series 2003-TOP9 Class X2, 1.518% 11/13/36 (b)(f)(h)	8,393,006	515,898
Mortgage Capital Funding, Inc. sequential pay:
Series 1996-MC1 Class A2B, 7.9% 2/15/06	304,651	311,330
Series 1998-MC2 Class A2, 6.423% 6/18/30	1,304,085	1,371,126
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	508,934	529,673
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 3.7538% 2/15/13 (b)(f)	$ 1,364,000	$ 1,320,763
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(f)	1,606,121	1,606,121
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (b)	1,050,000	1,092,945
Class E3, 7.253% 3/15/13 (b)	1,555,000	1,631,589
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(f)	735,000	735,444
Class E, 3.4538% 3/15/14 (b)(f)	460,000	460,903
Class F, 3.5038% 3/15/14 (b)(f)	365,000	365,701
Class G, 3.7338% 3/15/14 (b)(f)	185,000	185,540
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(f)	375,000	375,000
Class KHP2, 3.5038% 1/15/18 (b)(f)	375,000	375,000
Class KHP3, 3.8038% 1/15/18 (b)(f)	440,000	440,000
Class KHP4, 3.9038% 1/15/18 (b)(f)	345,000	345,000
Class KHP5, 4.1038% 1/15/18 (b)(f)	400,000	400,000
Series 2003-C8 Class XP, 0.7191% 11/15/35 (b)(f)(h)	13,065,301	282,209
Series 2003-C9 Class XP, 0.6728% 12/15/35 (b)(f)(h)	8,781,285	210,068
Series 2004-WHL3X Class 1A, 1.16% 3/15/14 (b)(f)(h)	47,692,200	339,759
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $123,819,995)		123,264,954
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 5.625% 7/23/07	740,000	759,980
United Mexican States 4.625% 10/8/08	3,190,000	3,167,670
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,904,708)		3,927,650
Fixed-Income Funds - 9.4%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $122,005,038)	1,229,074	122,317,444
Cash Equivalents - 1.6%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (Cost $21,089,000)	$ 21,094,207	$ 21,089,000
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,337,757,074)		1,334,666,659
NET OTHER ASSETS - (2.8)%		(35,929,096)
NET ASSETS - 100%		$ 1,298,737,563
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
153 Eurodollar 90 Day Index Contracts	June 2005	$ 151,689,937	$ (40,330)
153 Eurodollar 90 Day Index Contracts	Sept. 2005	151,567,538	(71,323)
153 Eurodollar 90 Day Index Contracts	Dec. 2005	151,494,863	(56,368)
153 Eurodollar 90 Day Index Contracts	March 2006	151,447,050	(30,705)
142 Eurodollar 90 Day Index Contracts	June 2006	140,519,650	41,741
109 Eurodollar 90 Day Index Contracts	Sept. 2006	107,839,150	2,101
59 Eurodollar 90 Day Index Contracts	Dec. 2006	58,360,588	36,461
31 Eurodollar 90 Day Index Contracts	March 2007	30,662,100	58,001
7 Eurodollar 90 Day Index Contracts	June 2007	6,923,088	13,960
TOTAL EURODOLLAR CONTRACTS			(46,462)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
44 Eurodollar 90 Day Index Contracts	Sept. 2007	$ 43,513,250	$ 13,024
84 Eurodollar 90 Day Index Contracts	Dec. 2007	83,061,300	9,889
83 Eurodollar 90 Day Index Contracts	March 2008	82,068,325	(3,682)
63 Eurodollar 90 Day Index Contracts	June 2008	62,287,313	(9,640)
46 Eurodollar 90 Day Index Contracts	Sept. 2008	45,475,025	(13,109)
35 Eurodollar 90 Day Index Contracts	Dec. 2008	34,596,188	(13,278)
24 Eurodollar 90 Day Index Contracts	March 2009	23,721,600	(11,021)
TOTAL EURODOLLAR CONTRACTS			(27,817)
			$ (74,279)
Swap Agreements
			Value
Credit Default Swap
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2010	6,000,000	$ (24,707)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2010	6,000,000	(24,707)
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	1,300,000	5,621
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	500,000	2,162
Swap Agreements - continued
	Expiration Date	Underlying Face Amount at Value	Value
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	$ 1,000,000	$ 4,429
Receive quarterly notional amount multiplied by .47% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	2,100,000	1,701
Receive quarterly notional amount multiplied by .48% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	2,100,000	2,687
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6.625% 12/1/08	July 2007	2,400,000	19,372
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	June 2009	1,500,000	13,469
Receive quarterly notional amount multiplied by .52% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	1,100,000	3,458
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	4,500,000	73,818
Swap Agreements - continued
	Expiration Date	Underlying Face Amount at Value	Value

Receive from Lehman Brothers, Inc. upon default event of General Motors Acceptance Corp., par value of the notional amount of General Motors Acceptance Corp. 6.875% 8/28/12 and pay quarterly notional amount multiplied by 3.5%

	June 2006	$ 2,100,000	$ 3,260
Receive quarterly notional amount multiplied by 4.85% and pay Deutsche Bank upon default event of General Motors Corp., par value of the notional amount of General Motors Corp. 7.125% 7/15/13	June 2006	2,100,000	22
TOTAL CREDIT DEFAULT SWAP		32,700,000	80,585
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	8,280,000	(121,297)
TOTAL INTEREST RATE SWAP		8,280,000	(121,297)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	8,580,000	111,898
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	July 2005	5,590,000	70,167
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	3,420,000	39,806
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	August 2005	10,000,000	129,612
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 37 basis points with Bank of America	June 2005	6,645,000	0
Swap Agreements - continued
	Expiration Date	Underlying Face Amount at Value	Value
Total Return Swap - continued

Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 10 basis points with Bank of America

	Sept. 2005	$ 7,000,000	$ 23,137
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	6,645,000	(42,972)
TOTAL TOTAL RETURN SWAP		47,880,000	331,648
		$ 88,860,000	$ 290,936
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $130,404,353 or 10.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,995,902.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $5,498,000 of which $1,754,000 and $3,744,000 will expire on October 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $21,089,000) (cost $1,337,757,074) - See accompanying schedule		$ 1,334,666,659
Cash		373,065
Receivable for investments sold		7,325,975
Receivable for swap agreements		9,649
Receivable for fund shares sold		2,989,546
Interest receivable		9,951,128
Swap agreements, at value		290,936
Prepaid expenses		3,726
Receivable from investment adviser for expense reductions		114,853
Total assets		1,355,725,537

Liabilities
Payable for investments purchased Regular delivery	$ 10,332,451
Delayed delivery	40,277,750
Payable for fund shares redeemed	4,545,074
Distributions payable	460,500
Accrued management fee	458,761
Distribution fees payable	339,921
Payable for daily variation on futures contracts	100,503
Other affiliated payables	273,841
Other payables and accrued expenses	199,173
Total liabilities		56,987,974

Net Assets		$ 1,298,737,563
Net Assets consist of:
Paid in capital		$ 1,309,538,071
Undistributed net investment income		4,286,256
Accumulated undistributed net realized gain (loss) on investments		(12,235,812)
Net unrealized appreciation (depreciation) on investments		(2,850,952)
Net Assets		$ 1,298,737,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($367,626,153 ÷ 38,801,379 shares)	$ 9.47

Maximum offering price per share (100/98.50 of $9.47)	$ 9.61
Class T: Net Asset Value and redemption price per share ($544,591,415 ÷ 57,441,487 shares)	$ 9.48

Maximum offering price per share (100/98.50 of $9.48)	$ 9.62
Class B: Net Asset Value and offering price per share ($44,700,318 ÷ 4,710,316 shares)A	$ 9.49

Class C: Net Asset Value and offering price per share ($227,734,011 ÷ 24,015,548 shares)A	$ 9.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($114,085,666 ÷ 12,034,548 shares)	$ 9.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Interest		$ 22,427,260
Security lending		1,930
Total income		22,429,190

Expenses
Management fee	$ 2,743,153
Transfer agent fees	1,413,309
Distribution fees	2,122,505
Accounting and security lending fees	202,562
Independent trustees' compensation	3,229
Custodian fees and expenses	23,100
Registration fees	83,122
Audit	30,353
Legal	3,383
Miscellaneous	171,029
Total expenses before reductions	6,795,745
Expense reductions	(292,727)	6,503,018
Net investment income		15,926,172
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,839,669)
Futures contracts	(60,127)
Swap agreements	(73,475)
Total net realized gain (loss)		(2,973,271)
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,912,488)
Futures contracts	(1,902,900)
Swap agreements	(195,944)
Total change in net unrealized appreciation (depreciation)		(12,011,332)
Net gain (loss)		(14,984,603)
Net increase (decrease) in net assets resulting from operations		$ 941,569

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,926,172	$ 22,962,231
Net realized gain (loss)	(2,973,271)	5,207,128
Change in net unrealized appreciation (depreciation)	(12,011,332)	308,131
Net increase (decrease) in net assets resulting from operations	941,569	28,477,490
Distributions to shareholders from net investment income	(16,373,656)	(21,460,300)
Distributions to shareholders from net realized gain	(1,086,013)	-
Total distributions	(17,459,669)	(21,460,300)
Share transactions - net increase (decrease)	14,881,959	137,865,371
Total increase (decrease) in net assets	(1,636,141)	144,882,561

Net Assets
Beginning of period	1,300,373,704	1,155,491,143
End of period (including undistributed net investment income of $4,286,256 and undistributed net investment income of $4,733,740, respectively)	$ 1,298,737,563	$ 1,300,373,704

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.60	$ 9.55	$ 9.44	$ 9.49	$ 9.12	$ 9.15
Income from Investment Operations
Net investment incomeE	.124	.202	.261	.381G	.523	.551
Net realized and unrealized gain (loss)	(.118)	.040	.128	(.034)G	.386	(.028)
Total from investment operations	.006	.242	.389	.347	.909	.523
Distributions from net investment income	(.128)	(.192)	(.279)	(.397)	(.539)	(.553)
Distributions from net realized gain	(.008)	-	-	-	-	-
Total distributions	(.136)	(.192)	(.279)	(.397)	(.539)	(.553)
Net asset value, end of period	$ 9.47	$ 9.60	$ 9.55	$ 9.44	$ 9.49	$ 9.12
Total ReturnB,C,D	.06%	2.56%	4.16%	3.78%	10.22%	5.91%
Ratios to Average Net AssetsF
Expenses before expense reductions	.92%A	.87%	.81%	.80%	.85%	.83%
Expenses net of voluntary waivers, if any	.86%A	.87%	.81%	.80%	.85%	.83%
Expenses net of all reductions	.86%A	.87%	.81%	.80%	.84%	.83%
Net investment income	2.64%A	2.13%	2.74%	4.09%G	5.63%	6.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 367,626	$ 357,760	$ 186,290	$ 106,018	$ 38,240	$ 16,698
Portfolio turnover rate	87%A	87%	102%	111%	145%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.60	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.15
Income from Investment Operations
Net investment incomeE	.126	.207	.261	.381G	.525	.550
Net realized and unrealized gain (loss)	(.109)	.038	.118	(.036)G	.383	(.019)
Total from investment operations	.017	.245	.379	.345	.908	.531
Distributions from net investment income	(.129)	(.195)	(.279)	(.395)	(.538)	(.551)
Distributions from net realized gain	(.008)	-	-	-	-	-
Total distributions	(.137)	(.195)	(.279)	(.395)	(.538)	(.551)
Net asset value, end of period	$ 9.48	$ 9.60	$ 9.55	$ 9.45	$ 9.50	$ 9.13
Total ReturnB,C,D	.18%	2.59%	4.04%	3.75%	10.21%	6.00%
Ratios to Average Net AssetsF
Expenses before expense reductions	.87%A	.83%	.82%	.82%	.85%	.84%
Expenses net of voluntary waivers, if any	.83%A	.83%	.82%	.82%	.85%	.84%
Expenses net of all reductions	.83%A	.83%	.82%	.82%	.85%	.83%
Net investment income	2.67%A	2.16%	2.73%	4.07%G	5.62%	6.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 544,591	$ 517,440	$ 468,931	$ 388,495	$ 309,958	$ 279,306
Portfolio turnover rate	87%A	87%	102%	111%	145%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.61	$ 9.56	$ 9.46	$ 9.43
Income from Investment Operations
Net investment incomeE	.089	.130	.183	.281H
Net realized and unrealized gain (loss)	(.109)	.038	.120	(.234)H
Total from investment operations	(.020)	.168	.303	.047
Distributions from net investment income	(.092)	(.118)	(.203)	(.017)
Distributions from net realized gain	(.008)	-	-	-
Total distributions	(.100)	(.118)	(.203)	(.017)
Net asset value, end of period	$ 9.49	$ 9.61	$ 9.56	$ 9.46
Total ReturnB,C,D	(.20)%	1.77%	3.23%	.50%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.68%A	1.63%	1.61%	1.86%A
Expenses net of voluntary waivers, if any	1.61%A	1.63%	1.61%	1.65%A
Expenses net of all reductions	1.61%A	1.63%	1.61%	1.65%A
Net investment income	1.88%A	1.36%	1.94%	3.59%A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,700	$ 53,502	$ 49,353	$ 3,811
Portfolio turnover rate	87%A	87%	102%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 9, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.61	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.16
Income from Investment Operations
Net investment incomeE	.087	.129	.182	.304G	.448	.467
Net realized and unrealized gain (loss)	(.119)	.048	.118	(.037)G	.383	(.021)
Total from investment operations	(.032)	.177	.300	.267	.831	.446
Distributions from net investment income	(.090)	(.117)	(.200)	(.317)	(.461)	(.476)
Distributions from net realized gain	(.008)	-	-	-	-	-
Total distributions	(.098)	(.117)	(.200)	(.317)	(.461)	(.476)
Net asset value, end of period	$ 9.48	$ 9.61	$ 9.55	$ 9.45	$ 9.50	$ 9.13
Total ReturnB,C,D	(.33)%	1.86%	3.19%	2.90%	9.30%	5.01%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.70%A	1.65%	1.64%	1.64%	1.68%	1.68%
Expenses net of voluntary waivers, if any	1.66%A	1.65%	1.64%	1.64%	1.68%	1.68%
Expenses net of all reductions	1.66%A	1.65%	1.64%	1.63%	1.68%	1.67%
Net investment income	1.83%A	1.34%	1.91%	3.25%G	4.80%	5.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 227,734	$ 273,166	$ 359,779	$ 283,046	$ 99,486	$ 50,824
Portfolio turnover rate	87%A	87%	102%	111%	145%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.60	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.15
Income from Investment Operations
Net investment incomeD	.134	.225	.278	.397F	.540	.564
Net realized and unrealized gain (loss)	(.109)	.038	.119	(.043)F	.387	(.015)
Total from investment operations	.025	.263	.397	.363	.927	.549
Distributions from net investment income	(.137)	(.213)	(.297)	(.413)	(.557)	(.569)
Distributions from net realized gain	(.008)	-	-	-	-	-
Total distributions	(.145)	(.213)	(.297)	(.413)	(.557)	(.569)
Net asset value, end of period	$ 9.48	$ 9.60	$ 9.55	$ 9.45	$ 9.50	$ 9.13
Total ReturnB,C	.27%	2.78%	4.24%	3.95%	10.43%	6.21%
Ratios to Average Net AssetsE
Expenses before expense reductions	.68%A	.64%	.63%	.64%	.66%	.67%
Expenses net of voluntary waivers, if any	.66%A	.64%	.63%	.64%	.66%	.67%
Expenses net of all reductions	.66%A	.64%	.63%	.63%	.66%	.67%
Net investment income	2.84%A	2.35%	2.92%	4.25%F	5.81%	6.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,086	$ 98,505	$ 91,138	$ 65,330	$ 23,301	$ 7,655
Portfolio turnover rate	87%A	87%	102%	111%	145%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including income from Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,597,426
Unrealized depreciation	(7,492,737)
Net unrealized appreciation (depreciation)	$ (1,895,311)
Cost for federal income tax purposes	$ 1,336,561,970

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $157,885,282 and $124,734,856, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 271,868	$ 2,808
Class T	0%	.15%	394,602	6,738
Class B	.65%	.25%	221,433	160,621
Class C	.75%	.25%	1,234,602	163,123
			$ 2,122,505	$ 333,290

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,888
Class T	25,868
Class B*	79,026
Class C*	24,132
$ 157,914

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 467,989	.26*
Class T	559,779	.21*
Class B	63,634	.26*
Class C	227,419	.19*
Institutional Class	94,488	.18*
	$ 1,413,309

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,029,233 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	.90% - .83%*	$ 105,257
Class T	.90% - .83%*	110,733
Class B	1.65% - 1.58%*	15,291
Class C	1.75% - 1.68%*	46,570
Institutional Class	.75% - .68%*	12,300
		$ 290,151

* Expense limitation in effect at period end.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,576.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 14% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 4,862,911	$ 5,013,218
Class T	7,132,489	9,968,400
Class B	476,312	631,694
Class C	2,333,449	3,806,748
Institutional Class	1,568,495	2,040,240
Total	$ 16,373,656	$ 21,460,300
From net realized gain
Class A	$ 299,982	$ -
Class T	436,716	-
Class B	43,394	-
Class C	219,150	-
Institutional Class	86,771	-
Total	$ 1,086,013	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	8,425,950	29,233,051	$ 80,112,351	$ 278,943,707
Reinvestment of distributions	477,211	439,890	4,532,748	4,211,651
Shares redeemed	(7,381,265)	(11,910,485)	(70,175,433)	(113,916,095)
Net increase (decrease)	1,521,896	17,762,456	$ 14,469,666	$ 169,239,263
Class T
Shares sold	14,947,492	28,914,757	$ 142,155,541	$ 277,148,967
Reinvestment of distributions	697,282	903,574	6,628,236	8,659,227
Shares redeemed	(12,086,609)	(25,026,151)	(114,977,500)	(239,735,328)
Net increase (decrease)	3,558,165	4,792,180	$ 33,806,277	$ 46,072,866
Class B
Shares sold	566,526	2,729,377	$ 5,398,328	$ 26,154,196
Reinvestment of distributions	44,660	53,426	425,084	512,510
Shares redeemed	(1,467,121)	(2,378,750)	(13,968,868)	(22,795,089)
Net increase (decrease)	(855,935)	404,053	$ (8,145,456)	$ 3,871,617
Class C
Shares sold	2,155,855	7,826,650	$ 20,483,514	$ 75,024,654
Reinvestment of distributions	171,184	249,628	1,627,835	2,393,112
Shares redeemed	(6,750,975)	(17,295,166)	(64,267,394)	(165,609,343)
Net increase (decrease)	(4,423,936)	(9,218,888)	$ (42,156,045)	$ (88,191,577)
Institutional Class
Shares sold	4,355,270	6,288,234	$ 41,455,664	$ 60,243,381
Reinvestment of distributions	123,861	131,407	1,177,215	1,258,983
Shares redeemed	(2,703,609)	(5,702,420)	(25,725,362)	(54,629,162)
Net increase (decrease)	1,775,522	717,221	$ 16,907,517	$ 6,873,202

11. New Fee Arrangements.

On May 19, 2005, the Board of Trustees approved an amended management contract effective June 1, 2005. The amended contract reduces the management fee from ..43% to .33% of average net assets.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
PROPOSAL 3

To modify the fundamental investment objective of Fidelity Advisor Short Fixed-Income Fund.
	# of Votes	% of Votes
Affirmative	451,735,409.15	68.509
Against	33,917,535.64	5.144
Abstain	33,600,977.19	5.096
Broker Non-Votes	140,124,910.57	21.251
TOTAL	659,378,832.55	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

The following is a complete listing of Investments for Fidelity's fixed-income central fund as of April 30, 2005 which is an
investment of Fidelity Advisor Short Fixed-Income Fund.

Semiannual Report

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

Semiannual Report

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Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management &
Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

SFII-USAN-0605
1.784906.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,063.50	$ 6.86**
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 6.71**
Class T
Actual	$ 1,000.00	$ 1,061.40	$ 8.13**
HypotheticalA	$ 1,000.00	$ 1,016.91	$ 7.95**
Class B
Actual	$ 1,000.00	$ 1,059.40	$ 10.72**
HypotheticalA	$ 1,000.00	$ 1,014.38	$ 10.49**
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,058.90	$ 10.72**
HypotheticalA	$ 1,000.00	$ 1,014.38	$ 10.49**
Institutional Class
Actual	$ 1,000.00	$ 1,064.20	$ 5.68**
HypotheticalA	$ 1,000.00	$ 1,019.29	$ 5.56**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.34%**
Class T	1.59%**
Class B	2.10%**
Class C	2.10%**
Institutional Class	1.11%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense ratio	Expenses Paid
Class A	1.25%
Actual		$ 6.40
HypotheticalA		$ 6.26
Class T	1.50%
Actual		$ 7.67
HypotheticalA		$ 7.50
Class B	2.00%
Actual		$ 10.21
HypotheticalA		$ 9.99
Class C	2.00%
Actual		$ 10.21
HypotheticalA		$ 9.99
Institutional Class	1.00%
Actual		$ 5.12
HypotheticalA		$ 5.01

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Baxter International, Inc.	1.6	1.3
Xerox Corp.	1.5	1.3
Schering-Plough Corp.	1.3	0.8
TXU Corp.	1.3	1.1
Fluor Corp.	1.2	0.8
Royal Caribbean Cruises Ltd.	1.2	1.0
Western Digital Corp.	1.2	0.9
McKesson Corp.	1.2	0.5
Precision Castparts Corp.	1.1	0.9
AmerisourceBergen Corp.	1.1	0.5
	12.7
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	16.1
Health Care	14.8	10.2
Financials	12.1	13.1
Consumer Discretionary	11.1	12.6
Industrials	11.2	13.0
Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Stocks 93.6%		Stocks 91.9%
	Bonds 0.2%		Bonds 0.6%
	Convertible Securities 0.8%		Convertible Securities 1.0%
	Short-Term Investments and Net Other Assets 5.4%		Short-Term Investments and Net Other Assets 6.5%
* Foreign investments	9.5%	** Foreign investments	9.3%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.1%
BorgWarner, Inc.	1,000	$ 45,720
Automobiles - 0.0%
Monaco Coach Corp.	900	12,762
Hotels, Restaurants & Leisure - 3.7%
Brinker International, Inc. (a)	6,720	227,136
Caesars Entertainment, Inc. (a)	2,960	59,052
CBRL Group, Inc.	508	19,573
Domino's Pizza, Inc.	1,100	19,976
Harrah's Entertainment, Inc.	270	17,717
Hilton Hotels Corp.	2,860	62,434
Outback Steakhouse, Inc.	5,750	232,300
Royal Caribbean Cruises Ltd.	9,960	418,519
Wendy's International, Inc.	5,620	241,267
		1,297,974
Household Durables - 0.7%
Jarden Corp. (a)	1,250	55,838
Newell Rubbermaid, Inc.	7,290	158,412
Sony Corp. sponsored ADR	1,100	40,381
		254,631
Leisure Equipment & Products - 1.1%
Brunswick Corp.	3,730	156,660
Eastman Kodak Co.	7,000	175,000
K2, Inc. (a)	3,660	46,555
RC2 Corp. (a)	510	17,677
		395,892
Media - 1.6%
E.W. Scripps Co. Class A	1,040	52,967
Emmis Communications Corp. Class A (a)	3,520	54,314
Lamar Advertising Co. Class A (a)	1,200	44,856
The Reader's Digest Association, Inc. (non-vtg.)	9,110	154,870
Tribune Co.	2,800	108,080
Viacom, Inc. Class B (-vtg.)	3,725	128,960
		544,047
Multiline Retail - 1.2%
Big Lots, Inc. (a)	15,180	154,532
Family Dollar Stores, Inc.	5,000	134,900
Nordstrom, Inc.	2,440	124,025
		413,457
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.0%
AutoNation, Inc. (a)	3,490	$ 63,762
Blockbuster, Inc.:
Class A	167	1,653
Class B	167	1,576
Office Depot, Inc. (a)	2,860	55,999
OfficeMax, Inc.	1,700	55,216
Pier 1 Imports, Inc.	10,330	149,992
Select Comfort Corp. (a)	230	5,088
Sports Authority, Inc. (a)	4,900	130,340
Stage Stores, Inc. (a)	1,390	52,570
TBC Corp. New (a)	1,100	28,776
Tiffany & Co., Inc.	5,000	150,750
Toys 'R' Us, Inc. (a)	370	9,380
		705,102
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	5,140	182,110
Warnaco Group, Inc. (a)	2,100	47,166
		229,276
TOTAL CONSUMER DISCRETIONARY		3,898,861
CONSUMER STAPLES - 2.3%
Beverages - 0.2%
Cott Corp. (a)	2,500	55,926
Food & Staples Retailing - 0.7%
Safeway, Inc. (a)	12,120	258,035
Food Products - 0.8%
Bunge Ltd.	1,000	56,800
Corn Products International, Inc.	1,800	39,636
Dean Foods Co. (a)	5,390	185,200
Global Bio-Chem Technology Group Co. Ltd.	20,000	13,085
		294,721
Household Products - 0.6%
Colgate-Palmolive Co.	4,000	199,160
TOTAL CONSUMER STAPLES		807,842
ENERGY - 8.7%
Energy Equipment & Services - 7.4%
Baker Hughes, Inc.	4,600	202,952
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
BJ Services Co.	2,970	$ 144,788
Cooper Cameron Corp. (a)	4,350	238,989
ENSCO International, Inc.	3,070	100,082
FMC Technologies, Inc. (a)	2,830	85,834
GlobalSantaFe Corp.	3,300	110,880
Grant Prideco, Inc. (a)	7,425	164,464
Halliburton Co.	6,700	278,653
Helmerich & Payne, Inc.	4,530	174,133
Nabors Industries Ltd. (a)	2,920	157,300
National Oilwell Varco, Inc. (a)	4,550	180,817
Noble Corp.	4,090	208,181
Pride International, Inc. (a)	2,390	53,297
Smith International, Inc.	3,000	174,540
Transocean, Inc. (a)	4,030	186,871
Weatherford International Ltd. (a)	2,660	138,719
		2,600,500
Oil & Gas - 1.3%
Ashland, Inc.	3,580	240,719
McMoRan Exploration Co. (a)	1,400	25,228
Premcor, Inc.	1,370	90,626
Valero Energy Corp.	1,440	98,683
		455,256
TOTAL ENERGY		3,055,756
FINANCIALS - 12.0%
Capital Markets - 2.0%
Charles Schwab Corp.	3,510	36,329
Janus Capital Group, Inc.	10,230	132,888
Lehman Brothers Holdings, Inc.	2,120	194,446
Merrill Lynch & Co., Inc.	3,200	172,576
Nuveen Investments, Inc. Class A	1,300	44,187
State Street Corp.	2,200	101,706
		682,132
Commercial Banks - 1.5%
Bank of America Corp.	3,168	142,687
North Fork Bancorp, Inc., New York	600	16,890
UnionBanCal Corp.	2,350	144,666
Wachovia Corp.	4,350	222,633
		526,876
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Consumer Finance - 0.2%
MBNA Corp.	3,700	$ 73,075
Diversified Financial Services - 0.1%
Citigroup, Inc.	900	42,264
Insurance - 3.9%
AFLAC, Inc.	8,650	351,623
AMBAC Financial Group, Inc.	2,760	184,506
Genworth Financial, Inc. Class A (non-vtg.)	900	25,155
Marsh & McLennan Companies, Inc.	1,220	34,197
MBIA, Inc.	3,990	208,996
MetLife, Inc.	4,260	165,714
Prudential Financial, Inc.	2,400	137,160
Scottish Re Group Ltd.	1,570	36,864
St. Paul Travelers Companies, Inc.	4,930	176,494
Willis Group Holdings Ltd.	1,500	50,175
		1,370,884
Real Estate - 3.4%
Alexandria Real Estate Equities, Inc.	1,500	103,230
CenterPoint Properties Trust (SBI)	2,580	106,322
Duke Realty Corp.	3,090	94,554
Education Realty Trust, Inc.	2,700	43,200
Equity Office Properties Trust	1,900	59,793
Equity Residential (SBI)	2,100	72,135
General Growth Properties, Inc.	4,720	184,599
GMH Communities Trust	2,500	29,375
Kimco Realty Corp.	1,400	77,546
Reckson Associates Realty Corp.	3,300	106,425
Trizec Properties, Inc.	3,400	67,966
United Dominion Realty Trust, Inc. (SBI)	3,800	84,170
Vornado Realty Trust	2,020	154,429
		1,183,744
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp.	5,960	215,692
Fannie Mae	1,140	61,503
Freddie Mac	670	41,218
		318,413
TOTAL FINANCIALS		4,197,388
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 14.5%
Biotechnology - 0.6%
CSL Ltd.	2,701	$ 66,660
MedImmune, Inc. (a)	1,200	30,444
Millennium Pharmaceuticals, Inc. (a)	9,790	85,760
ONYX Pharmaceuticals, Inc. (a)	1,000	30,890
		213,754
Health Care Equipment & Supplies - 4.1%
Aspect Medical Systems, Inc. (a)	200	5,006
Baxter International, Inc.	15,250	565,763
Becton, Dickinson & Co.	1,370	80,172
CONMED Corp. (a)	881	26,183
Dade Behring Holdings, Inc. (a)	5,550	342,269
Fisher Scientific International, Inc. (a)	3,620	214,956
Varian, Inc. (a)	4,300	142,631
Waters Corp. (a)	900	35,667
		1,412,647
Health Care Providers & Services - 8.3%
Accredo Health, Inc. (a)	800	36,240
AmerisourceBergen Corp.	6,100	373,808
Community Health Systems, Inc. (a)	8,910	324,770
HCA, Inc.	5,740	320,522
Health Net, Inc. (a)	6,400	217,792
Laboratory Corp. of America Holdings (a)	1,600	79,200
McKesson Corp.	11,000	407,000
Omnicare, Inc.	3,400	117,878
PacifiCare Health Systems, Inc. (a)	670	40,039
Pediatrix Medical Group, Inc. (a)	2,420	164,778
Quest Diagnostics, Inc.	2,130	225,354
Sunrise Senior Living, Inc. (a)	100	5,124
Triad Hospitals, Inc. (a)	3,670	188,088
Universal Health Services, Inc. Class B	5,670	321,716
WebMD Corp. (a)	9,930	94,335
		2,916,644
Pharmaceuticals - 1.5%
Forest Laboratories, Inc. (a)	900	32,112
Schering-Plough Corp.	21,990	458,931
Wyeth	620	27,863
		518,906
TOTAL HEALTH CARE		5,061,951
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.5%
EADS NV	4,360	$ 124,433
Goodrich Corp.	3,450	139,035
Honeywell International, Inc.	3,140	112,286
Lockheed Martin Corp.	1,230	74,969
Precision Castparts Corp.	5,370	395,554
Raytheon Co.	920	34,601
		880,878
Airlines - 0.5%
ACE Aviation Holdings, Inc. Class A (a)	1,800	49,493
Ryanair Holdings PLC sponsored ADR (a)	2,810	112,822
Southwest Airlines Co.	1,500	22,320
		184,635
Building Products - 0.7%
Masco Corp.	7,270	228,932
Commercial Services & Supplies - 1.0%
Aramark Corp. Class B	4,000	98,040
Knoll, Inc.	200	3,250
Manpower, Inc.	3,450	132,998
Steelcase, Inc. Class A	5,380	70,693
Waste Connections, Inc. (a)	635	22,365
		327,346
Construction & Engineering - 1.8%
Dycom Industries, Inc. (a)	5,130	119,324
EMCOR Group, Inc. (a)	1,600	71,488
Fluor Corp.	8,370	431,557
		622,369
Electrical Equipment - 0.1%
A.O. Smith Corp.	1,400	39,900
Industrial Conglomerates - 0.5%
Tyco International Ltd.	5,650	176,902
Machinery - 2.6%
Albany International Corp. Class A	5,350	167,776
Crane Co.	1,870	47,872
Gardner Denver, Inc. (a)	700	25,578
Harsco Corp.	2,970	159,341
JLG Industries, Inc.	3,000	61,140
Kennametal, Inc.	5,040	228,312
SPX Corp.	2,850	110,267
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Wabash National Corp.	3,820	$ 97,410
Watts Water Technologies, Inc. Class A	690	21,563
		919,259
Road & Rail - 1.5%
Canadian National Railway Co.	3,305	189,761
CSX Corp.	4,580	183,795
Laidlaw International, Inc. (a)	6,625	148,334
		521,890
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. Trust	200	5,450
TOTAL INDUSTRIALS		3,907,561
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.3%
Alcatel SA sponsored ADR (a)	9,780	105,233
Andrew Corp. (a)	6,430	78,896
Avaya, Inc. (a)	5,100	44,268
Motorola, Inc.	10,650	163,371
Powerwave Technologies, Inc. (a)	10,300	74,366
		466,134
Computers & Peripherals - 3.5%
Dell, Inc. (a)	150	5,225
Maxtor Corp. (a)	27,880	135,218
Seagate Technology	17,600	309,408
Storage Technology Corp. (a)	9,190	255,482
UNOVA, Inc. (a)	5,030	89,333
Western Digital Corp. (a)	32,750	415,598
		1,210,264
Electronic Equipment & Instruments - 5.3%
Agilent Technologies, Inc. (a)	6,800	141,100
Arrow Electronics, Inc. (a)	8,280	201,535
Avnet, Inc. (a)	12,900	243,681
Celestica, Inc. (sub. vtg.) (a)	25,410	293,810
Flextronics International Ltd. (a)	33,370	372,076
Mettler-Toledo International, Inc. (a)	4,160	190,736
Molex, Inc.	4,100	104,181
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp. (a)	26,990	$ 89,067
Symbol Technologies, Inc.	15,870	212,182
		1,848,368
Internet Software & Services - 0.0%
MatrixOne, Inc. (a)	2,261	9,654
IT Services - 2.1%
Accenture Ltd. Class A (a)	2,300	49,910
Affiliated Computer Services, Inc. Class A (a)	5,350	255,035
BearingPoint, Inc. (a)	17,000	105,230
Ceridian Corp. (a)	15,830	267,052
The BISYS Group, Inc. (a)	4,700	66,364
		743,591
Office Electronics - 1.5%
Xerox Corp. (a)	38,170	505,753
Semiconductors & Semiconductor Equipment - 3.3%
Agere Systems, Inc.:
Class A (a)	11,210	13,116
Class B (a)	21,180	24,992
AMIS Holdings, Inc. (a)	5,820	65,533
Applied Materials, Inc.	10,700	159,109
ASML Holding NV (NY Shares) (a)	11,200	162,288
ATMI, Inc. (a)	300	6,875
Exar Corp. (a)	2,131	27,042
Fairchild Semiconductor International, Inc. (a)	9,390	126,296
Freescale Semiconductor, Inc.:
Class A	3,500	65,520
Class B (a)	7,000	132,020
Microsemi Corp. (a)	3,300	55,836
National Semiconductor Corp.	8,600	164,088
Novellus Systems, Inc. (a)	6,240	146,203
		1,148,918
Software - 1.4%
Borland Software Corp. (a)	8,286	48,142
Cadence Design Systems, Inc. (a)	9,200	128,800
Hummingbird Ltd. (a)	500	10,327
JDA Software Group, Inc. (a)	1,600	16,384
Quest Software, Inc. (a)	4,500	53,370
Secure Computing Corp. (a)	3,200	28,320
Siebel Systems, Inc. (a)	12,300	110,700
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Sybase, Inc. (a)	2,800	$ 53,004
TIBCO Software, Inc. (a)	3,900	27,846
VERITAS Software Corp. (a)	800	16,472
		493,365
TOTAL INFORMATION TECHNOLOGY		6,426,047
MATERIALS - 6.9%
Chemicals - 2.7%
Albemarle Corp.	1,400	51,254
Celanese Corp. Class A	1,200	17,460
Cytec Industries, Inc.	2,700	124,524
Dow Chemical Co.	720	33,070
Ferro Corp.	4,450	80,634
Great Lakes Chemical Corp.	3,910	121,366
Lyondell Chemical Co.	8,110	203,480
NOVA Chemicals Corp.	2,020	65,479
OM Group, Inc. (a)	1,200	26,328
OMNOVA Solutions, Inc. (a)	7,780	31,509
PolyOne Corp. (a)	9,680	74,730
Spartech Corp.	3,300	64,251
Valspar Corp.	1,300	53,729
		947,814
Construction Materials - 0.3%
Vulcan Materials Co.	1,700	90,168
Containers & Packaging - 1.3%
Owens-Illinois, Inc. (a)	13,780	337,886
Packaging Corp. of America	4,210	94,262
Smurfit-Stone Container Corp. (a)	870	11,406
		443,554
Metals & Mining - 2.2%
Agnico-Eagle Mines Ltd.	4,610	60,998
Alcan, Inc.	6,650	215,616
Alcoa, Inc.	7,970	231,289
Gerdau AmeriSteel Corp.	1,700	8,444
Grupo Mexico SA de CV Series B (a)	1,989	9,294
Newmont Mining Corp.	2,180	82,775
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	2,500	$ 127,750
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	1,500	30,131
		766,297
Paper & Forest Products - 0.4%
Aracruz Celulose SA (PN-B) sponsored ADR	950	29,165
MeadWestvaco Corp.	3,150	92,768
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	3,200	35,168
		157,101
TOTAL MATERIALS		2,404,934
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.9%
Alaska Communication Systems Group, Inc.	2,200	20,691
ALLTEL Corp.	1,900	108,224
BellSouth Corp.	3,510	92,980
CenturyTel, Inc.	2,160	66,290
Citizens Communications Co.	11,430	145,733
Iowa Telecommunication Services, Inc.	2,700	51,570
SBC Communications, Inc.	3,570	84,966
Verizon Communications, Inc.	3,040	108,832
		679,286
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	9,280	159,894
Crown Castle International Corp. (a)	5,900	95,167
SpectraSite, Inc. (a)	2,680	150,428
		405,489
TOTAL TELECOMMUNICATION SERVICES		1,084,775
UTILITIES - 5.3%
Electric Utilities - 4.6%
Edison International	6,760	245,388
Entergy Corp.	2,770	203,041
Exelon Corp.	2,700	133,650
PG&E Corp.	5,800	201,376
Pinnacle West Capital Corp.	1,400	58,660
PPL Corp.	3,510	190,453
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
TXU Corp.	5,340	$ 458,119
Westar Energy, Inc.	5,100	116,790
		1,607,477
Multi-Utilities & Unregulated Power - 0.7%
AES Corp. (a)	8,530	137,162
CMS Energy Corp. (a)	900	11,628
NRG Energy, Inc. (a)	3,800	118,180
		266,970
TOTAL UTILITIES		1,874,447
TOTAL COMMON STOCKS (Cost $31,721,679)		32,719,562
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	250	4,725
FINANCIALS - 0.0%
Insurance - 0.0%
Hartford Financial Services Group, Inc. 6.00%	160	10,424
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc. 7.00%	1,280	71,283
MATERIALS - 0.3%
Containers & Packaging - 0.3%
Owens-Illinois, Inc. 4.75%	2,170	87,234
UTILITIES - 0.3%
Gas Utilities - 0.1%
KeySpan Corp. 8.75% MEDS	1,000	50,360
Preferred Stocks - continued
	Shares	Value (Note 1)
Convertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.2%
Dominion Resources, Inc. 8.75%	1,290	$ 71,638
TOTAL UTILITIES		121,998
TOTAL CONVERTIBLE PREFERRED STOCKS		295,664
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	500	28,000
TOTAL PREFERRED STOCKS (Cost $312,861)		323,664
Nonconvertible Bonds - 0.2%
	Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	$ 10,000	10,150
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Tenet Healthcare Corp. 6.375% 12/1/11	30,000	27,975
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	20,000	19,875
TOTAL NONCONVERTIBLE BONDS (Cost $56,520)		58,000
Money Market Funds - 7.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.84% (b) (Cost $2,681,434)	2,681,434	$ 2,681,434
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $34,772,494)		35,782,660
NET OTHER ASSETS - (2.3)%		(793,034)
NET ASSETS - 100%		$ 34,989,626
Security Type Abbreviations
MEDS	-	Mandatorily Exchangeable Debt Securities
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $34,772,494) - See accompanying schedule		$ 35,782,660
Foreign currency held at value (cost $4,105)		4,204
Receivable for investments sold		22,550
Receivable for fund shares sold		288,046
Dividends receivable		17,653
Interest receivable		8,047
Prepaid expenses		13
Receivable from investment adviser for expense reductions		12,365
Other receivables		1,779
Total assets		36,137,317

Liabilities
Payable for investments purchased	$ 1,050,151
Payable for fund shares redeemed	25,043
Accrued management fee	15,938
Distribution fees payable	17,161
Other affiliated payables	9,626
Other payables and accrued expenses	29,772
Total liabilities		1,147,691

Net Assets		$ 34,989,626
Net Assets consist of:
Paid in capital		$ 33,576,475
Accumulated net investment loss		(53,332)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		456,240
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,010,243
Net Assets		$ 34,989,626

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,758,255 ÷ 573,948 shares)	$ 11.78

Maximum offering price per share (100/94.25 of $11.78)	$ 12.50
Class T: Net Asset Value and redemption price per share ($14,709,728 ÷ 1,252,975 shares)	$ 11.74

Maximum offering price per share (100/96.50 of $11.74)	$ 12.17
Class B: Net Asset Value and offering price per share ($8,202,710 ÷ 702,559 shares)A	$ 11.68

Class C: Net Asset Value and offering price per share ($4,192,579 ÷ 358,980 shares)A	$ 11.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,126,354 ÷ 95,331 shares)	$ 11.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 136,814
Interest		28,861
Total income		165,675

Expenses
Management fee	$ 73,810
Transfer agent fees	44,990
Distribution fees	81,203
Accounting fees and expenses	9,424
Independent trustees' compensation	53
Custodian fees and expenses	22,222
Registration fees	48,235
Audit	21,008
Legal	3,215
Miscellaneous	2,587
Total expenses before reductions	306,747
Expense reductions	(87,231)	219,516
Net investment income (loss)		(53,841)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	461,716
Foreign currency transactions	(1,236)
Total net realized gain (loss)		460,480
Change in net unrealized appreciation (depreciation) on: Investment securities	281,780
Assets and liabilities in foreign currencies	64
Total change in net unrealized appreciation (depreciation)		281,844
Net gain (loss)		742,324
Net increase (decrease) in net assets resulting from operations		$ 688,483

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	December 23, 2003 (commencement of operations) to October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (53,841)	$ (29,232)
Net realized gain (loss)	460,480	50,754
Change in net unrealized appreciation (depreciation)	281,844	728,399
Net increase (decrease) in net assets resulting from operations	688,483	749,921
Distributions to shareholders from net realized gain	(25,096)	-
Share transactions - net increase (decrease)	19,466,676	14,109,642
Total increase (decrease) in net assets	20,130,063	14,859,563

Net Assets
Beginning of period	14,859,563	-
End of period (including accumulated net investment loss of $53,332 and undistributed net investment income of $509, respectively)	$ 34,989,626	$ 14,859,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	(.02) F
Net realized and unrealized gain (loss)	.71	1.12
Total from investment operations	.71	1.10
Distributions from net realized gain	(.03)	-
Net asset value, end of period	$ 11.78	$ 11.10
Total Return B, C, D	6.35%	11.00%
Ratios to Average Net Assets H
Expenses before expense reductions	2.00% A	4.33% A
Expenses net of voluntary waivers, if any	1.34% A	1.50% A
Expenses net of all reductions	1.32% A	1.48% A
Net investment income (loss)	(.03)% A	(.17)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,758	$ 2,543
Portfolio turnover rate	27% A	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period December 23, 2003 (commencement of operations) to October 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04) F
Net realized and unrealized gain (loss)	.70	1.12
Total from investment operations	.68	1.08
Distributions from net realized gain	(.02)	-
Net asset value, end of period	$ 11.74	$ 11.08
Total Return B, C, D	6.14%	10.80%
Ratios to Average Net Assets H
Expenses before expense reductions	2.22% A	4.29% A
Expenses net of voluntary waivers, if any	1.59% A	1.75% A
Expenses net of all reductions	1.57% A	1.73% A
Net investment income (loss)	(.29)% A	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,710	$ 5,581
Portfolio turnover rate	27% A	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period December 23, 2003 (commencement of operations) to October 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08) F
Net realized and unrealized gain (loss)	.71	1.11
Total from investment operations	.66	1.03
Distributions from net realized gain	(.01)	-
Net asset value, end of period	$ 11.68	$ 11.03
Total Return B, C, D	5.94%	10.30%
Ratios to Average Net Assets H
Expenses before expense reductions	2.79% A	5.09% A
Expenses net of voluntary waivers, if any	2.10% A	2.25% A
Expenses net of all reductions	2.07% A	2.23% A
Net investment income (loss)	(.79)% A	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,203	$ 3,473
Portfolio turnover rate	27% A	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period December 23, 2003 (commencement of operations) to October 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08) F
Net realized and unrealized gain (loss)	.70	1.11
Total from investment operations	.65	1.03
Net asset value, end of period	$ 11.68	$ 11.03
Total Return B, C, D	5.89%	10.30%
Ratios to Average Net Assets H
Expenses before expense reductions	2.80% A	5.11% A
Expenses net of voluntary waivers, if any	2.10% A	2.25% A
Expenses net of all reductions	2.08% A	2.23% A
Net investment income (loss)	(.79)% A	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,193	$ 2,372
Portfolio turnover rate	27% A	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period December 23, 2003 (commencement of operations) to October 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.01 E
Net realized and unrealized gain (loss)	.71	1.12
Total from investment operations	.72	1.13
Distributions from net realized gain	(.03)	-
Net asset value, end of period	$ 11.82	$ 11.13
Total Return B, C	6.42%	11.30%
Ratios to Average Net Assets G
Expenses before expense reductions	1.67% A	4.35% A
Expenses net of voluntary waivers, if any	1.11% A	1.25% A
Expenses net of all reductions	1.09% A	1.23% A
Net investment income (loss)	.19% A	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,126	$ 891
Portfolio turnover rate	27% A	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F For the period December 23, 2003 (commencement of operations) to October 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Value Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,639,612
Unrealized depreciation	(1,639,609)
Net unrealized appreciation (depreciation)	$ 1,000,003
Cost for federal income tax purposes	$ 34,782,657

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $21,701,201 and $3,235,949, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,843	$ 907
Class T	.25%	.25%	24,930	1,848
Class B	.75%	.25%	33,438	26,001
Class C	.75%	.25%	16,992	11,542
			$ 81,203	$ 40,298

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,143
Class T	4,184
Class B*	3,374
Class C*	719
$ 24,420

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,997.38
Class T	15,907.32
Class B	12,646.38
Class C	6,295.37
Institutional Class	1,145.22
	$ 44,990

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $25,919 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $414 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50% - 1.25%*	$ 15,379
Class T	1.75% - 1.50%*	31,243
Class B	2.25% - 2.00%*	23,135
Class C	2.25% - 2.00%*	11,817
Institutional Class	1.25% - 1.00%*	2,949
		$ 84,523

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,702 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $6.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

7. Other - continued

claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the fund and one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004 A
From net realized gain
Class A	$ 7,329	$ -
Class T	13,268	-
Class B	2,417	-
Institutional Class	2,082	-
Total	$ 25,096	$ -

A For the period December 23, 2003 (commencement of operations) to October 31, 2004.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004 A	Six months ended April 30, 2005	Year ended October 31, 2004 A
	Shares		Dollars
Class A
Shares sold	377,175	239,673	$ 4,510,004	$ 2,513,591
Reinvestment of distributions	587	-	6,977	-
Shares redeemed	(32,885)	(10,602)	(397,343)	(114,386)
Net increase (decrease)	344,877	229,071	$ 4,119,638	$ 2,399,205
Class T
Shares sold	902,193	514,614	$ 10,773,562	$ 5,453,190
Reinvestment of distributions	1,099	-	13,031	-
Shares redeemed	(154,045)	(10,886)	(1,863,936)	(113,286)
Net increase (decrease)	749,247	503,728	$ 8,922,657	$ 5,339,904

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Six months ended April 30, 2005	Year ended October 31, 2004 A	Six months ended April 30, 2005	Year ended October 31, 2004 A
	Shares		Dollars
Class B
Shares sold	434,957	325,897	$ 5,101,739	$ 3,430,732
Reinvestment of distributions	191	-	2,259	-
Shares redeemed	(47,364)	(11,122)	(564,607)	(118,111)
Net increase (decrease)	387,784	314,775	$ 4,539,391	$ 3,312,621
Class C
Shares sold	187,675	216,729	$ 2,223,264	$ 2,265,640
Shares redeemed	(43,676)	(1,748)	(518,024)	(18,856)
Net increase (decrease)	143,999	214,981	$ 1,705,240	$ 2,246,784
Institutional Class
Shares sold	17,166	80,999	$ 203,124	$ 821,397
Reinvestment of distributions	173	-	2,058	-
Shares redeemed	(2,059)	(948)	(25,432)	(10,269)
Net increase (decrease)	15,280	80,051	$ 179,750	$ 811,128
A For the period December 23, 2003 (commencement of operations) to October 31, 2004.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

FAV-USAN-0605
1.800649.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value

Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,063.50	$ 6.86**
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 6.71**
Class T
Actual	$ 1,000.00	$ 1,061.40	$ 8.13**
HypotheticalA	$ 1,000.00	$ 1,016.91	$ 7.95**
Class B
Actual	$ 1,000.00	$ 1,059.40	$ 10.72**
HypotheticalA	$ 1,000.00	$ 1,014.38	$ 10.49**
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class C
Actual	$ 1,000.00	$ 1,058.90	$ 10.72**
HypotheticalA	$ 1,000.00	$ 1,014.38	$ 10.49**
Institutional Class
Actual	$ 1,000.00	$ 1,064.20	$ 5.68**
HypotheticalA	$ 1,000.00	$ 1,019.29	$ 5.56**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.34%**
Class T	1.59%**
Class B	2.10%**
Class C	2.10%**
Institutional Class	1.11%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense ratio	Expenses Paid
Class A	1.25%
Actual		$ 6.40
HypotheticalA		$ 6.26
Class T	1.50%
Actual		$ 7.67
HypotheticalA		$ 7.50
Class B	2.00%
Actual		$ 10.21
HypotheticalA		$ 9.99
Class C	2.00%
Actual		$ 10.21
HypotheticalA		$ 9.99
Institutional Class	1.00%
Actual		$ 5.12
HypotheticalA		$ 5.01

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Baxter International, Inc.	1.6	1.3
Xerox Corp.	1.5	1.3
Schering-Plough Corp.	1.3	0.8
TXU Corp.	1.3	1.1
Fluor Corp.	1.2	0.8
Royal Caribbean Cruises Ltd.	1.2	1.0
Western Digital Corp.	1.2	0.9
McKesson Corp.	1.2	0.5
Precision Castparts Corp.	1.1	0.9
AmerisourceBergen Corp.	1.1	0.5
	12.7
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	16.1
Health Care	14.8	10.2
Financials	12.1	13.1
Consumer Discretionary	11.1	12.6
Industrials	11.2	13.0
Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Stocks 93.6%		Stocks 91.9%
	Bonds 0.2%		Bonds 0.6%
	Convertible Securities 0.8%		Convertible Securities 1.0%
	Short-Term Investments and Net Other Assets 5.4%		Short-Term Investments and Net Other Assets 6.5%
* Foreign investments	9.5%	** Foreign investments	9.3%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.1%
BorgWarner, Inc.	1,000	$ 45,720
Automobiles - 0.0%
Monaco Coach Corp.	900	12,762
Hotels, Restaurants & Leisure - 3.7%
Brinker International, Inc. (a)	6,720	227,136
Caesars Entertainment, Inc. (a)	2,960	59,052
CBRL Group, Inc.	508	19,573
Domino's Pizza, Inc.	1,100	19,976
Harrah's Entertainment, Inc.	270	17,717
Hilton Hotels Corp.	2,860	62,434
Outback Steakhouse, Inc.	5,750	232,300
Royal Caribbean Cruises Ltd.	9,960	418,519
Wendy's International, Inc.	5,620	241,267
		1,297,974
Household Durables - 0.7%
Jarden Corp. (a)	1,250	55,838
Newell Rubbermaid, Inc.	7,290	158,412
Sony Corp. sponsored ADR	1,100	40,381
		254,631
Leisure Equipment & Products - 1.1%
Brunswick Corp.	3,730	156,660
Eastman Kodak Co.	7,000	175,000
K2, Inc. (a)	3,660	46,555
RC2 Corp. (a)	510	17,677
		395,892
Media - 1.6%
E.W. Scripps Co. Class A	1,040	52,967
Emmis Communications Corp. Class A (a)	3,520	54,314
Lamar Advertising Co. Class A (a)	1,200	44,856
The Reader's Digest Association, Inc. (non-vtg.)	9,110	154,870
Tribune Co.	2,800	108,080
Viacom, Inc. Class B (-vtg.)	3,725	128,960
		544,047
Multiline Retail - 1.2%
Big Lots, Inc. (a)	15,180	154,532
Family Dollar Stores, Inc.	5,000	134,900
Nordstrom, Inc.	2,440	124,025
		413,457
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.0%
AutoNation, Inc. (a)	3,490	$ 63,762
Blockbuster, Inc.:
Class A	167	1,653
Class B	167	1,576
Office Depot, Inc. (a)	2,860	55,999
OfficeMax, Inc.	1,700	55,216
Pier 1 Imports, Inc.	10,330	149,992
Select Comfort Corp. (a)	230	5,088
Sports Authority, Inc. (a)	4,900	130,340
Stage Stores, Inc. (a)	1,390	52,570
TBC Corp. New (a)	1,100	28,776
Tiffany & Co., Inc.	5,000	150,750
Toys 'R' Us, Inc. (a)	370	9,380
		705,102
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	5,140	182,110
Warnaco Group, Inc. (a)	2,100	47,166
		229,276
TOTAL CONSUMER DISCRETIONARY		3,898,861
CONSUMER STAPLES - 2.3%
Beverages - 0.2%
Cott Corp. (a)	2,500	55,926
Food & Staples Retailing - 0.7%
Safeway, Inc. (a)	12,120	258,035
Food Products - 0.8%
Bunge Ltd.	1,000	56,800
Corn Products International, Inc.	1,800	39,636
Dean Foods Co. (a)	5,390	185,200
Global Bio-Chem Technology Group Co. Ltd.	20,000	13,085
		294,721
Household Products - 0.6%
Colgate-Palmolive Co.	4,000	199,160
TOTAL CONSUMER STAPLES		807,842
ENERGY - 8.7%
Energy Equipment & Services - 7.4%
Baker Hughes, Inc.	4,600	202,952
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
BJ Services Co.	2,970	$ 144,788
Cooper Cameron Corp. (a)	4,350	238,989
ENSCO International, Inc.	3,070	100,082
FMC Technologies, Inc. (a)	2,830	85,834
GlobalSantaFe Corp.	3,300	110,880
Grant Prideco, Inc. (a)	7,425	164,464
Halliburton Co.	6,700	278,653
Helmerich & Payne, Inc.	4,530	174,133
Nabors Industries Ltd. (a)	2,920	157,300
National Oilwell Varco, Inc. (a)	4,550	180,817
Noble Corp.	4,090	208,181
Pride International, Inc. (a)	2,390	53,297
Smith International, Inc.	3,000	174,540
Transocean, Inc. (a)	4,030	186,871
Weatherford International Ltd. (a)	2,660	138,719
		2,600,500
Oil & Gas - 1.3%
Ashland, Inc.	3,580	240,719
McMoRan Exploration Co. (a)	1,400	25,228
Premcor, Inc.	1,370	90,626
Valero Energy Corp.	1,440	98,683
		455,256
TOTAL ENERGY		3,055,756
FINANCIALS - 12.0%
Capital Markets - 2.0%
Charles Schwab Corp.	3,510	36,329
Janus Capital Group, Inc.	10,230	132,888
Lehman Brothers Holdings, Inc.	2,120	194,446
Merrill Lynch & Co., Inc.	3,200	172,576
Nuveen Investments, Inc. Class A	1,300	44,187
State Street Corp.	2,200	101,706
		682,132
Commercial Banks - 1.5%
Bank of America Corp.	3,168	142,687
North Fork Bancorp, Inc., New York	600	16,890
UnionBanCal Corp.	2,350	144,666
Wachovia Corp.	4,350	222,633
		526,876
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Consumer Finance - 0.2%
MBNA Corp.	3,700	$ 73,075
Diversified Financial Services - 0.1%
Citigroup, Inc.	900	42,264
Insurance - 3.9%
AFLAC, Inc.	8,650	351,623
AMBAC Financial Group, Inc.	2,760	184,506
Genworth Financial, Inc. Class A (non-vtg.)	900	25,155
Marsh & McLennan Companies, Inc.	1,220	34,197
MBIA, Inc.	3,990	208,996
MetLife, Inc.	4,260	165,714
Prudential Financial, Inc.	2,400	137,160
Scottish Re Group Ltd.	1,570	36,864
St. Paul Travelers Companies, Inc.	4,930	176,494
Willis Group Holdings Ltd.	1,500	50,175
		1,370,884
Real Estate - 3.4%
Alexandria Real Estate Equities, Inc.	1,500	103,230
CenterPoint Properties Trust (SBI)	2,580	106,322
Duke Realty Corp.	3,090	94,554
Education Realty Trust, Inc.	2,700	43,200
Equity Office Properties Trust	1,900	59,793
Equity Residential (SBI)	2,100	72,135
General Growth Properties, Inc.	4,720	184,599
GMH Communities Trust	2,500	29,375
Kimco Realty Corp.	1,400	77,546
Reckson Associates Realty Corp.	3,300	106,425
Trizec Properties, Inc.	3,400	67,966
United Dominion Realty Trust, Inc. (SBI)	3,800	84,170
Vornado Realty Trust	2,020	154,429
		1,183,744
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp.	5,960	215,692
Fannie Mae	1,140	61,503
Freddie Mac	670	41,218
		318,413
TOTAL FINANCIALS		4,197,388
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 14.5%
Biotechnology - 0.6%
CSL Ltd.	2,701	$ 66,660
MedImmune, Inc. (a)	1,200	30,444
Millennium Pharmaceuticals, Inc. (a)	9,790	85,760
ONYX Pharmaceuticals, Inc. (a)	1,000	30,890
		213,754
Health Care Equipment & Supplies - 4.1%
Aspect Medical Systems, Inc. (a)	200	5,006
Baxter International, Inc.	15,250	565,763
Becton, Dickinson & Co.	1,370	80,172
CONMED Corp. (a)	881	26,183
Dade Behring Holdings, Inc. (a)	5,550	342,269
Fisher Scientific International, Inc. (a)	3,620	214,956
Varian, Inc. (a)	4,300	142,631
Waters Corp. (a)	900	35,667
		1,412,647
Health Care Providers & Services - 8.3%
Accredo Health, Inc. (a)	800	36,240
AmerisourceBergen Corp.	6,100	373,808
Community Health Systems, Inc. (a)	8,910	324,770
HCA, Inc.	5,740	320,522
Health Net, Inc. (a)	6,400	217,792
Laboratory Corp. of America Holdings (a)	1,600	79,200
McKesson Corp.	11,000	407,000
Omnicare, Inc.	3,400	117,878
PacifiCare Health Systems, Inc. (a)	670	40,039
Pediatrix Medical Group, Inc. (a)	2,420	164,778
Quest Diagnostics, Inc.	2,130	225,354
Sunrise Senior Living, Inc. (a)	100	5,124
Triad Hospitals, Inc. (a)	3,670	188,088
Universal Health Services, Inc. Class B	5,670	321,716
WebMD Corp. (a)	9,930	94,335
		2,916,644
Pharmaceuticals - 1.5%
Forest Laboratories, Inc. (a)	900	32,112
Schering-Plough Corp.	21,990	458,931
Wyeth	620	27,863
		518,906
TOTAL HEALTH CARE		5,061,951
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.5%
EADS NV	4,360	$ 124,433
Goodrich Corp.	3,450	139,035
Honeywell International, Inc.	3,140	112,286
Lockheed Martin Corp.	1,230	74,969
Precision Castparts Corp.	5,370	395,554
Raytheon Co.	920	34,601
		880,878
Airlines - 0.5%
ACE Aviation Holdings, Inc. Class A (a)	1,800	49,493
Ryanair Holdings PLC sponsored ADR (a)	2,810	112,822
Southwest Airlines Co.	1,500	22,320
		184,635
Building Products - 0.7%
Masco Corp.	7,270	228,932
Commercial Services & Supplies - 1.0%
Aramark Corp. Class B	4,000	98,040
Knoll, Inc.	200	3,250
Manpower, Inc.	3,450	132,998
Steelcase, Inc. Class A	5,380	70,693
Waste Connections, Inc. (a)	635	22,365
		327,346
Construction & Engineering - 1.8%
Dycom Industries, Inc. (a)	5,130	119,324
EMCOR Group, Inc. (a)	1,600	71,488
Fluor Corp.	8,370	431,557
		622,369
Electrical Equipment - 0.1%
A.O. Smith Corp.	1,400	39,900
Industrial Conglomerates - 0.5%
Tyco International Ltd.	5,650	176,902
Machinery - 2.6%
Albany International Corp. Class A	5,350	167,776
Crane Co.	1,870	47,872
Gardner Denver, Inc. (a)	700	25,578
Harsco Corp.	2,970	159,341
JLG Industries, Inc.	3,000	61,140
Kennametal, Inc.	5,040	228,312
SPX Corp.	2,850	110,267
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Wabash National Corp.	3,820	$ 97,410
Watts Water Technologies, Inc. Class A	690	21,563
		919,259
Road & Rail - 1.5%
Canadian National Railway Co.	3,305	189,761
CSX Corp.	4,580	183,795
Laidlaw International, Inc. (a)	6,625	148,334
		521,890
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. Trust	200	5,450
TOTAL INDUSTRIALS		3,907,561
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.3%
Alcatel SA sponsored ADR (a)	9,780	105,233
Andrew Corp. (a)	6,430	78,896
Avaya, Inc. (a)	5,100	44,268
Motorola, Inc.	10,650	163,371
Powerwave Technologies, Inc. (a)	10,300	74,366
		466,134
Computers & Peripherals - 3.5%
Dell, Inc. (a)	150	5,225
Maxtor Corp. (a)	27,880	135,218
Seagate Technology	17,600	309,408
Storage Technology Corp. (a)	9,190	255,482
UNOVA, Inc. (a)	5,030	89,333
Western Digital Corp. (a)	32,750	415,598
		1,210,264
Electronic Equipment & Instruments - 5.3%
Agilent Technologies, Inc. (a)	6,800	141,100
Arrow Electronics, Inc. (a)	8,280	201,535
Avnet, Inc. (a)	12,900	243,681
Celestica, Inc. (sub. vtg.) (a)	25,410	293,810
Flextronics International Ltd. (a)	33,370	372,076
Mettler-Toledo International, Inc. (a)	4,160	190,736
Molex, Inc.	4,100	104,181
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp. (a)	26,990	$ 89,067
Symbol Technologies, Inc.	15,870	212,182
		1,848,368
Internet Software & Services - 0.0%
MatrixOne, Inc. (a)	2,261	9,654
IT Services - 2.1%
Accenture Ltd. Class A (a)	2,300	49,910
Affiliated Computer Services, Inc. Class A (a)	5,350	255,035
BearingPoint, Inc. (a)	17,000	105,230
Ceridian Corp. (a)	15,830	267,052
The BISYS Group, Inc. (a)	4,700	66,364
		743,591
Office Electronics - 1.5%
Xerox Corp. (a)	38,170	505,753
Semiconductors & Semiconductor Equipment - 3.3%
Agere Systems, Inc.:
Class A (a)	11,210	13,116
Class B (a)	21,180	24,992
AMIS Holdings, Inc. (a)	5,820	65,533
Applied Materials, Inc.	10,700	159,109
ASML Holding NV (NY Shares) (a)	11,200	162,288
ATMI, Inc. (a)	300	6,875
Exar Corp. (a)	2,131	27,042
Fairchild Semiconductor International, Inc. (a)	9,390	126,296
Freescale Semiconductor, Inc.:
Class A	3,500	65,520
Class B (a)	7,000	132,020
Microsemi Corp. (a)	3,300	55,836
National Semiconductor Corp.	8,600	164,088
Novellus Systems, Inc. (a)	6,240	146,203
		1,148,918
Software - 1.4%
Borland Software Corp. (a)	8,286	48,142
Cadence Design Systems, Inc. (a)	9,200	128,800
Hummingbird Ltd. (a)	500	10,327
JDA Software Group, Inc. (a)	1,600	16,384
Quest Software, Inc. (a)	4,500	53,370
Secure Computing Corp. (a)	3,200	28,320
Siebel Systems, Inc. (a)	12,300	110,700
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Sybase, Inc. (a)	2,800	$ 53,004
TIBCO Software, Inc. (a)	3,900	27,846
VERITAS Software Corp. (a)	800	16,472
		493,365
TOTAL INFORMATION TECHNOLOGY		6,426,047
MATERIALS - 6.9%
Chemicals - 2.7%
Albemarle Corp.	1,400	51,254
Celanese Corp. Class A	1,200	17,460
Cytec Industries, Inc.	2,700	124,524
Dow Chemical Co.	720	33,070
Ferro Corp.	4,450	80,634
Great Lakes Chemical Corp.	3,910	121,366
Lyondell Chemical Co.	8,110	203,480
NOVA Chemicals Corp.	2,020	65,479
OM Group, Inc. (a)	1,200	26,328
OMNOVA Solutions, Inc. (a)	7,780	31,509
PolyOne Corp. (a)	9,680	74,730
Spartech Corp.	3,300	64,251
Valspar Corp.	1,300	53,729
		947,814
Construction Materials - 0.3%
Vulcan Materials Co.	1,700	90,168
Containers & Packaging - 1.3%
Owens-Illinois, Inc. (a)	13,780	337,886
Packaging Corp. of America	4,210	94,262
Smurfit-Stone Container Corp. (a)	870	11,406
		443,554
Metals & Mining - 2.2%
Agnico-Eagle Mines Ltd.	4,610	60,998
Alcan, Inc.	6,650	215,616
Alcoa, Inc.	7,970	231,289
Gerdau AmeriSteel Corp.	1,700	8,444
Grupo Mexico SA de CV Series B (a)	1,989	9,294
Newmont Mining Corp.	2,180	82,775
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	2,500	$ 127,750
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	1,500	30,131
		766,297
Paper & Forest Products - 0.4%
Aracruz Celulose SA (PN-B) sponsored ADR	950	29,165
MeadWestvaco Corp.	3,150	92,768
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	3,200	35,168
		157,101
TOTAL MATERIALS		2,404,934
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.9%
Alaska Communication Systems Group, Inc.	2,200	20,691
ALLTEL Corp.	1,900	108,224
BellSouth Corp.	3,510	92,980
CenturyTel, Inc.	2,160	66,290
Citizens Communications Co.	11,430	145,733
Iowa Telecommunication Services, Inc.	2,700	51,570
SBC Communications, Inc.	3,570	84,966
Verizon Communications, Inc.	3,040	108,832
		679,286
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	9,280	159,894
Crown Castle International Corp. (a)	5,900	95,167
SpectraSite, Inc. (a)	2,680	150,428
		405,489
TOTAL TELECOMMUNICATION SERVICES		1,084,775
UTILITIES - 5.3%
Electric Utilities - 4.6%
Edison International	6,760	245,388
Entergy Corp.	2,770	203,041
Exelon Corp.	2,700	133,650
PG&E Corp.	5,800	201,376
Pinnacle West Capital Corp.	1,400	58,660
PPL Corp.	3,510	190,453
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
TXU Corp.	5,340	$ 458,119
Westar Energy, Inc.	5,100	116,790
		1,607,477
Multi-Utilities & Unregulated Power - 0.7%
AES Corp. (a)	8,530	137,162
CMS Energy Corp. (a)	900	11,628
NRG Energy, Inc. (a)	3,800	118,180
		266,970
TOTAL UTILITIES		1,874,447
TOTAL COMMON STOCKS (Cost $31,721,679)		32,719,562
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	250	4,725
FINANCIALS - 0.0%
Insurance - 0.0%
Hartford Financial Services Group, Inc. 6.00%	160	10,424
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc. 7.00%	1,280	71,283
MATERIALS - 0.3%
Containers & Packaging - 0.3%
Owens-Illinois, Inc. 4.75%	2,170	87,234
UTILITIES - 0.3%
Gas Utilities - 0.1%
KeySpan Corp. 8.75% MEDS	1,000	50,360
Preferred Stocks - continued
	Shares	Value (Note 1)
Convertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.2%
Dominion Resources, Inc. 8.75%	1,290	$ 71,638
TOTAL UTILITIES		121,998
TOTAL CONVERTIBLE PREFERRED STOCKS		295,664
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	500	28,000
TOTAL PREFERRED STOCKS (Cost $312,861)		323,664
Nonconvertible Bonds - 0.2%
	Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	$ 10,000	10,150
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Tenet Healthcare Corp. 6.375% 12/1/11	30,000	27,975
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	20,000	19,875
TOTAL NONCONVERTIBLE BONDS (Cost $56,520)		58,000
Money Market Funds - 7.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.84% (b) (Cost $2,681,434)	2,681,434	$ 2,681,434
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $34,772,494)		35,782,660
NET OTHER ASSETS - (2.3)%		(793,034)
NET ASSETS - 100%		$ 34,989,626
Security Type Abbreviations
MEDS	-	Mandatorily Exchangeable Debt Securities
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $34,772,494) - See accompanying schedule		$ 35,782,660
Foreign currency held at value (cost $4,105)		4,204
Receivable for investments sold		22,550
Receivable for fund shares sold		288,046
Dividends receivable		17,653
Interest receivable		8,047
Prepaid expenses		13
Receivable from investment adviser for expense reductions		12,365
Other receivables		1,779
Total assets		36,137,317

Liabilities
Payable for investments purchased	$ 1,050,151
Payable for fund shares redeemed	25,043
Accrued management fee	15,938
Distribution fees payable	17,161
Other affiliated payables	9,626
Other payables and accrued expenses	29,772
Total liabilities		1,147,691

Net Assets		$ 34,989,626
Net Assets consist of:
Paid in capital		$ 33,576,475
Accumulated net investment loss		(53,332)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		456,240
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,010,243
Net Assets		$ 34,989,626

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,758,255 ÷ 573,948 shares)	$ 11.78

Maximum offering price per share (100/94.25 of $11.78)	$ 12.50
Class T: Net Asset Value and redemption price per share ($14,709,728 ÷ 1,252,975 shares)	$ 11.74

Maximum offering price per share (100/96.50 of $11.74)	$ 12.17
Class B: Net Asset Value and offering price per share ($8,202,710 ÷ 702,559 shares)A	$ 11.68

Class C: Net Asset Value and offering price per share ($4,192,579 ÷ 358,980 shares)A	$ 11.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,126,354 ÷ 95,331 shares)	$ 11.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 136,814
Interest		28,861
Total income		165,675

Expenses
Management fee	$ 73,810
Transfer agent fees	44,990
Distribution fees	81,203
Accounting fees and expenses	9,424
Independent trustees' compensation	53
Custodian fees and expenses	22,222
Registration fees	48,235
Audit	21,008
Legal	3,215
Miscellaneous	2,587
Total expenses before reductions	306,747
Expense reductions	(87,231)	219,516
Net investment income (loss)		(53,841)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	461,716
Foreign currency transactions	(1,236)
Total net realized gain (loss)		460,480
Change in net unrealized appreciation (depreciation) on: Investment securities	281,780
Assets and liabilities in foreign currencies	64
Total change in net unrealized appreciation (depreciation)		281,844
Net gain (loss)		742,324
Net increase (decrease) in net assets resulting from operations		$ 688,483

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	December 23, 2003 (commencement of operations) to October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (53,841)	$ (29,232)
Net realized gain (loss)	460,480	50,754
Change in net unrealized appreciation (depreciation)	281,844	728,399
Net increase (decrease) in net assets resulting from operations	688,483	749,921
Distributions to shareholders from net realized gain	(25,096)	-
Share transactions - net increase (decrease)	19,466,676	14,109,642
Total increase (decrease) in net assets	20,130,063	14,859,563

Net Assets
Beginning of period	14,859,563	-
End of period (including accumulated net investment loss of $53,332 and undistributed net investment income of $509, respectively)	$ 34,989,626	$ 14,859,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	(.02) F
Net realized and unrealized gain (loss)	.71	1.12
Total from investment operations	.71	1.10
Distributions from net realized gain	(.03)	-
Net asset value, end of period	$ 11.78	$ 11.10
Total Return B, C, D	6.35%	11.00%
Ratios to Average Net Assets H
Expenses before expense reductions	2.00% A	4.33% A
Expenses net of voluntary waivers, if any	1.34% A	1.50% A
Expenses net of all reductions	1.32% A	1.48% A
Net investment income (loss)	(.03)% A	(.17)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,758	$ 2,543
Portfolio turnover rate	27% A	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period December 23, 2003 (commencement of operations) to October 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04) F
Net realized and unrealized gain (loss)	.70	1.12
Total from investment operations	.68	1.08
Distributions from net realized gain	(.02)	-
Net asset value, end of period	$ 11.74	$ 11.08
Total Return B, C, D	6.14%	10.80%
Ratios to Average Net Assets H
Expenses before expense reductions	2.22% A	4.29% A
Expenses net of voluntary waivers, if any	1.59% A	1.75% A
Expenses net of all reductions	1.57% A	1.73% A
Net investment income (loss)	(.29)% A	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,710	$ 5,581
Portfolio turnover rate	27% A	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period December 23, 2003 (commencement of operations) to October 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08) F
Net realized and unrealized gain (loss)	.71	1.11
Total from investment operations	.66	1.03
Distributions from net realized gain	(.01)	-
Net asset value, end of period	$ 11.68	$ 11.03
Total Return B, C, D	5.94%	10.30%
Ratios to Average Net Assets H
Expenses before expense reductions	2.79% A	5.09% A
Expenses net of voluntary waivers, if any	2.10% A	2.25% A
Expenses net of all reductions	2.07% A	2.23% A
Net investment income (loss)	(.79)% A	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,203	$ 3,473
Portfolio turnover rate	27% A	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period December 23, 2003 (commencement of operations) to October 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08) F
Net realized and unrealized gain (loss)	.70	1.11
Total from investment operations	.65	1.03
Net asset value, end of period	$ 11.68	$ 11.03
Total Return B, C, D	5.89%	10.30%
Ratios to Average Net Assets H
Expenses before expense reductions	2.80% A	5.11% A
Expenses net of voluntary waivers, if any	2.10% A	2.25% A
Expenses net of all reductions	2.08% A	2.23% A
Net investment income (loss)	(.79)% A	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,193	$ 2,372
Portfolio turnover rate	27% A	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period December 23, 2003 (commencement of operations) to October 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Year ended October 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.01 E
Net realized and unrealized gain (loss)	.71	1.12
Total from investment operations	.72	1.13
Distributions from net realized gain	(.03)	-
Net asset value, end of period	$ 11.82	$ 11.13
Total Return B, C	6.42%	11.30%
Ratios to Average Net Assets G
Expenses before expense reductions	1.67% A	4.35% A
Expenses net of voluntary waivers, if any	1.11% A	1.25% A
Expenses net of all reductions	1.09% A	1.23% A
Net investment income (loss)	.19% A	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,126	$ 891
Portfolio turnover rate	27% A	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F For the period December 23, 2003 (commencement of operations) to October 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Value Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,639,612
Unrealized depreciation	(1,639,609)
Net unrealized appreciation (depreciation)	$ 1,000,003
Cost for federal income tax purposes	$ 34,782,657

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $21,701,201 and $3,235,949, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,843	$ 907
Class T	.25%	.25%	24,930	1,848
Class B	.75%	.25%	33,438	26,001
Class C	.75%	.25%	16,992	11,542
			$ 81,203	$ 40,298

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,143
Class T	4,184
Class B*	3,374
Class C*	719
$ 24,420

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,997.38
Class T	15,907.32
Class B	12,646.38
Class C	6,295.37
Institutional Class	1,145.22
	$ 44,990

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $25,919 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $414 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50% - 1.25%*	$ 15,379
Class T	1.75% - 1.50%*	31,243
Class B	2.25% - 2.00%*	23,135
Class C	2.25% - 2.00%*	11,817
Institutional Class	1.25% - 1.00%*	2,949
		$ 84,523

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,702 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $6.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

7. Other - continued

claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the fund and one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004 A
From net realized gain
Class A	$ 7,329	$ -
Class T	13,268	-
Class B	2,417	-
Institutional Class	2,082	-
Total	$ 25,096	$ -

A For the period December 23, 2003 (commencement of operations) to October 31, 2004.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004 A	Six months ended April 30, 2005	Year ended October 31, 2004 A
	Shares		Dollars
Class A
Shares sold	377,175	239,673	$ 4,510,004	$ 2,513,591
Reinvestment of distributions	587	-	6,977	-
Shares redeemed	(32,885)	(10,602)	(397,343)	(114,386)
Net increase (decrease)	344,877	229,071	$ 4,119,638	$ 2,399,205
Class T
Shares sold	902,193	514,614	$ 10,773,562	$ 5,453,190
Reinvestment of distributions	1,099	-	13,031	-
Shares redeemed	(154,045)	(10,886)	(1,863,936)	(113,286)
Net increase (decrease)	749,247	503,728	$ 8,922,657	$ 5,339,904

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Six months ended April 30, 2005	Year ended October 31, 2004 A	Six months ended April 30, 2005	Year ended October 31, 2004 A
	Shares		Dollars
Class B
Shares sold	434,957	325,897	$ 5,101,739	$ 3,430,732
Reinvestment of distributions	191	-	2,259	-
Shares redeemed	(47,364)	(11,122)	(564,607)	(118,111)
Net increase (decrease)	387,784	314,775	$ 4,539,391	$ 3,312,621
Class C
Shares sold	187,675	216,729	$ 2,223,264	$ 2,265,640
Shares redeemed	(43,676)	(1,748)	(518,024)	(18,856)
Net increase (decrease)	143,999	214,981	$ 1,705,240	$ 2,246,784
Institutional Class
Shares sold	17,166	80,999	$ 203,124	$ 821,397
Reinvestment of distributions	173	-	2,058	-
Shares redeemed	(2,059)	(948)	(25,432)	(10,269)
Net increase (decrease)	15,280	80,051	$ 179,750	$ 811,128

A For the period December 23, 2003 (commencement of operations) to October 31, 2004.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

FAVI-USAN-0605
1.800652.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 7, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 7, 2005